UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.3%

Commercial Paper - 86.4%

Air Products & Chemicals Inc
0.081% due 10/14/11	$16,000,000	$15,999,538
0.091% due 10/24/11	14,250,000	14,249,181
American Honda Finance Corp 0.162% due 10/20/11	5,750,000	5,749,514
ANZ National International Ltd (United Kingdom) 0.290% due 10/11/11	35,000,000	34,997,181
Bank of Montreal (Canada) 0.112% due 10/03/11	16,000,000	15,999,902
Colgate-Palmolive Co
0.030% due 10/18/11	34,200,000	34,199,516
0.030% due 10/27/11	11,000,000	10,999,762
Commonwealth Bank of Australia (Australia)
0.030% due 10/12/11	15,000,000	14,999,863
0.270% due 12/21/11	30,000,000	29,981,775
Emerson Electric Co 0.041% due 10/20/11	16,400,000	16,399,654
General Electric Capital Corp 0.162% due 10/13/11	15,000,000	14,999,200
Hewlett-Packard Co 0.142% due 10/03/11	13,300,000	13,299,897
Illinois Tool Works Inc 0.061% due 10/12/11	21,250,000	21,249,610
International Business Machines Corp
0.030% due 10/20/11	19,200,000	19,199,696
0.051% due 10/18/11	24,500,000	24,499,422
John Deere Credit Inc (Canada) 0.101% due 10/04/11	6,250,000	6,249,948
John Deere Credit Ltd (Australia) 0.122% due 10/06/11	16,000,000	15,999,733
Johnson & Johnson
0.051% due 10/20/11	22,500,000	22,499,406
0.071% due 11/18/11	22,000,000	21,997,947
Kreditanstalt fuer Wiederaufbau (Germany)
0.130% due 10/07/11	18,500,000	18,499,599
0.193% due 12/05/11	25,500,000	25,491,252
L’Oreal USA Inc
0.051% due 10/05/11	15,500,000	15,499,914
0.061% due 10/04/11	23,200,000	23,199,884
Medtronic Inc 0.101% due 11/17/11	27,500,000	27,496,410
National Rural Utilities Cooperative Finance Corp 0.101% due 10/25/11	31,000,000	30,997,933
Nestle Finance International Ltd (Luxembourg)
0.091% due 10/20/11	27,281,000	27,279,704
0.100% due 10/06/11	15,000,000	14,999,792
NetJets Inc 0.101% due 11/02/11	25,000,000	24,997,778
Northwestern University
0.120% due 10/12/11	17,250,000	17,249,368
0.142% due 12/23/11	15,000,000	14,995,158
Novartis Finance Corp 0.041% due 10/04/11	24,000,000	23,999,920
Philip Morris International Inc
0.061% due 10/05/11	30,000,000	29,999,800
0.071% due 10/06/11	15,000,000	14,999,854
Roche Holdings Inc 0.061% due 10/12/11	15,300,000	15,299,720
Scotiabanc Inc 0.061% due 10/27/11	25,000,000	24,998,917
The Coca-Cola Co 0.122% due 10/21/11	22,000,000	21,998,533
The Walt Disney Co 0.071% due 11/28/11	14,000,000	13,998,421
Toronto-Dominion Holdings USA Inc 0.162% due 10/17/11	20,000,000	19,998,578
Toyota Motor Credit Corp 0.254% due 12/09/11	25,000,000	24,988,021
United Technologies Corp 0.061% due 10/24/11	22,000,000	21,999,157
Wal-Mart Stores Inc
0.061% due 10/13/11	29,000,000	28,999,420
0.061% due 10/14/11	15,600,000	15,599,662

		851,157,540

U.S. Treasury Bills - 12.7%

0.011% due 12/01/11	50,000,000	49,999,067
0.041% due 11/10/11	50,000,000	49,997,776
0.060% due 03/08/12	25,000,000	24,993,374

		124,990,217

Repurchase Agreement - 0.2%

State Street Bank & Trust Co 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $1,794,114; collateralized by Freddie Mac: 0.900% due 09/12/14 and value $1,832,690)	1,794,113	1,794,113

Total Short-Term Investments
(Amortized Cost $977,941,870)		977,941,870

TOTAL INVESTMENTS - 99.3%
(Amortized Cost $977,941,870)		977,941,870

OTHER ASSETS & LIABILITIES, NET - 0.7%		6,755,431

NET ASSETS - 100.0%		$984,697,301

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$977,941,870	$-	$977,941,870	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

Citigroup Capital XIII	61,350	$1,620,254

Total Preferred Stocks
(Cost $1,579,763)		1,620,254

	Principal
	Amount
CORPORATE BONDS & NOTES - 31.3%

Consumer Discretionary - 2.3%

Cablevision Systems Corp 7.750% due 04/15/18	$2,500,000	2,537,500
CCO Holdings LLC
7.000% due 01/15/19	1,500,000	1,462,500
7.000% due 01/15/19 ~	770,000	748,825
8.125% due 04/30/20	2,250,000	2,351,250
Charter Communications Operating LLC 8.000% due 04/30/12 ~	264,000	269,280
CityCenter Holdings LLC 7.625% due 01/15/16 ~	1,610,000	1,521,450
Comcast Corp
5.150% due 03/01/20	6,500,000	7,358,890
5.650% due 06/15/35	470,000	494,820
5.700% due 05/15/18	5,000,000	5,792,900
6.400% due 03/01/40	1,390,000	1,627,511
6.950% due 08/15/37	2,075,000	2,501,439
DISH DBS Corp
6.750% due 06/01/21 ~	4,790,000	4,598,400
7.750% due 05/31/15	766,000	788,980
Jarden Corp 7.500% due 05/01/17	2,410,000	2,470,250
McDonald’s Corp 6.300% due 10/15/37	1,495,000	2,030,940
MGM MIRAGE
5.875% due 02/27/14	665,000	610,137
7.500% due 06/01/16	3,000,000	2,617,500
10.375% due 05/15/14	85,000	93,181
11.125% due 11/15/17	200,000	220,500
News America Inc
4.500% due 02/15/21	90,000	90,721
6.200% due 12/15/34	1,000,000	1,076,330
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	3,598,457
The Neiman Marcus Group Inc 7.125% due 06/01/28	250,000	218,750
Time Warner Cable Inc
4.000% due 09/01/21	1,440,000	1,413,372
4.125% due 02/15/21	980,000	979,280
5.500% due 09/01/41	60,000	59,676
5.875% due 11/15/40	4,800,000	4,948,171
6.550% due 05/01/37	1,565,000	1,750,349
6.750% due 06/15/39	1,630,000	1,875,048
7.300% due 07/01/38	4,305,000	5,266,578
8.250% due 04/01/19	4,665,000	5,856,614
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,166,308
Time Warner Inc
4.700% due 01/15/21	410,000	429,964
6.250% due 03/29/41	350,000	401,791
United Business Media Ltd (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,379,542
Videotron Ltee (Canada) 6.875% due 01/15/14	653,000	656,265

		72,263,469

Consumer Staples - 1.9%

Altria Group Inc
4.750% due 05/05/21	4,000,000	4,151,488
8.500% due 11/10/13	1,490,000	1,700,401
9.250% due 08/06/19	3,330,000	4,376,343
Anheuser-Busch InBev Worldwide Inc
5.000% due 04/15/20	1,070,000	1,227,877
5.375% due 01/15/20	4,500,000	5,258,637
CVS Caremark Corp
6.125% due 09/15/39	4,300,000	5,077,074
6.600% due 03/15/19	190,000	231,727
CVS Pass-Through Trust
5.298% due 01/11/27 ~	840,112	905,098
6.036% due 12/10/28	3,658,012	3,860,348
9.350% due 01/10/23 ~	1,070,000	1,233,158
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,419,480
Kraft Foods Inc
5.375% due 02/10/20	3,720,000	4,222,661
6.000% due 02/11/13	5,360,000	5,680,062
PepsiCo Inc 7.900% due 11/01/18	1,498,000	1,998,223
Philip Morris International Inc 6.375% due 05/16/38	1,970,000	2,555,350
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,393,844
7.250% due 06/01/12	1,410,000	1,465,932
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	1,780,000	1,610,900
7.125% due 04/15/19 ~	940,000	878,900
Safeway Inc 6.350% due 08/15/17	575,000	666,476
The Kroger Co 6.400% due 08/15/17	2,610,000	3,100,873
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,997,437
5.375% due 04/05/17	915,000	1,081,462
6.500% due 08/15/37	830,000	1,107,416

		61,201,167

Energy - 5.4%

Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,421,840
Anadarko Petroleum Corp
6.375% due 09/15/17	995,000	1,118,450
8.700% due 03/15/19	7,740,000	9,785,775
Apache Corp 6.900% due 09/15/18	5,000,000	6,349,140
Arch Coal Inc 7.000% due 06/15/19 ~	4,050,000	3,867,750
Baker Hughes Inc
3.200% due 08/15/21 ~	250,000	252,869
7.500% due 11/15/18	4,060,000	5,348,798
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	7,940,000	8,216,534
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	676,000
6.625% due 08/15/20	1,000,000	1,035,000
7.250% due 12/15/18	2,110,000	2,257,700
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,583,500
Complete Production Services Inc 8.000% due 12/15/16	500,000	502,500
Concho Resources Inc 6.500% due 01/15/22	1,606,000	1,589,940
ConocoPhillips 6.500% due 02/01/39	6,150,000	8,206,591
CONSOL Energy Inc 6.375% due 03/01/21 ~	2,650,000	2,570,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Devon Energy Corp 7.950% due 04/15/32	$4,970,000	$7,101,519
Energy Transfer Partners LP 6.700% due 07/01/18	4,890,000	5,486,629
Enterprise Products Operating LLC
4.050% due 02/15/22	4,650,000	4,675,724
5.700% due 02/15/42	3,200,000	3,388,506
6.300% due 09/15/17	5,000,000	5,815,855
6.500% due 01/31/19	2,100,000	2,479,193
8.375% due 08/01/66 §	3,000,000	3,111,810
Hess Corp 8.125% due 02/15/19	8,280,000	10,699,507
Kerr-McGee Corp
6.950% due 07/01/24	220,000	258,127
7.875% due 09/15/31	617,000	762,330
Key Energy Services Inc 6.750% due 03/01/21	2,010,000	1,944,675
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	1,800,000	2,131,330
Noble Energy Inc
6.000% due 03/01/41	2,000,000	2,247,094
8.250% due 03/01/19	3,290,000	4,330,778
Occidental Petroleum Corp 3.125% due 02/15/22	4,230,000	4,244,970
Peabody Energy Corp 6.500% due 09/15/20	2,870,000	3,031,437
Petrobras International Finance Co (Cayman)
3.875% due 01/27/16	2,750,000	2,755,500
5.375% due 01/27/21	6,900,000	7,044,900
7.875% due 03/15/19	3,600,000	4,212,000
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,664,200
6.000% due 03/05/20	2,000,000	2,208,000
8.000% due 05/03/19	5,700,000	7,011,000
QEP Resources Inc 6.875% due 03/01/21	3,400,000	3,570,000
Regency Energy Partners LP 6.500% due 07/15/21	2,450,000	2,474,500
Shell International Finance BV (Netherlands)
4.375% due 03/25/20	4,020,000	4,528,807
5.500% due 03/25/40	1,700,000	2,128,696
The Williams Cos Inc 7.500% due 01/15/31	7,494,000	8,808,065
TNK-BP Finance SA (Luxembourg) 7.500% due 03/13/13 ~	3,580,000	3,696,350

		169,594,389

Financials - 12.1%

Ally Financial Inc
8.000% due 03/15/20	2,800,000	2,598,736
8.300% due 02/12/15	6,970,000	6,909,012
American Express Credit Corp 5.125% due 08/25/14	8,390,000	9,090,968
American International Group Inc
3.750% due 11/30/13 ~	1,900,000	1,902,934
5.850% due 01/16/18	2,000,000	1,988,506
6.400% due 12/15/20	4,490,000	4,588,286
8.250% due 08/15/18	3,465,000	3,854,833
Bank of America Corp
4.500% due 04/01/15	6,700,000	6,357,925
5.000% due 05/13/21	9,220,000	8,252,398
5.650% due 05/01/18	6,720,000	6,395,968
7.625% due 06/01/19	10,485,000	11,041,743
Bank of America Institutional Capital A 8.070% due 12/31/26 ~	410,000	379,250
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	3,337,140
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,710,000	2,884,508
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	220,000	225,226
5.926% § ± ~	3,060,000	2,279,700
6.050% due 12/04/17 ~	170,000	156,353
BBVA US Senior SAU (Spain) 3.250% due 05/16/14	6,990,000	6,557,158
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	842,168
Caterpillar Financial Services Corp 5.450% due 04/15/18	4,315,000	5,084,658
Citigroup Inc
3.953% due 06/15/16	2,320,000	2,318,415
5.375% due 08/09/20	7,190,000	7,472,013
5.500% due 04/11/13	8,420,000	8,669,981
5.500% due 10/15/14	710,000	738,495
6.000% due 12/13/13	8,090,000	8,502,889
6.000% due 08/15/17	3,515,000	3,737,623
6.010% due 01/15/15	5,600,000	5,958,680
6.125% due 11/21/17	100,000	107,076
6.375% due 08/12/14	1,100,000	1,165,836
8.500% due 05/22/19	610,000	738,656
Commonwealth Bank of Australia (Australia)
3.750% due 10/15/14 ~	2,490,000	2,589,294
5.000% due 10/15/19 ~	1,060,000	1,103,774
Credit Agricole SA (France)
2.625% due 01/21/14 ~	3,060,000	2,924,769
8.375% § ± ~	9,840,000	7,798,200
Daimler Finance North America LLC 2.625% due 09/15/16 ~	5,390,000	5,266,628
Ford Motor Credit Co LLC
5.000% due 05/15/18	6,770,000	6,563,061
5.875% due 08/02/21	1,980,000	1,975,880
8.125% due 01/15/20	460,000	524,182
General Electric Capital Corp
3.750% due 11/14/14	9,000,000	9,406,530
4.375% due 09/16/20	640,000	653,347
5.300% due 02/11/21	11,240,000	11,698,199
5.875% due 01/14/38	1,570,000	1,618,555
6.000% due 08/07/19	8,010,000	9,041,600
6.150% due 08/07/37	1,105,000	1,187,852
6.875% due 01/10/39	3,000,000	3,462,831
Goldman Sachs Capital II 5.793% § ±	8,875,000	5,546,875
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	5,561,711
HSBC Finance Corp 6.676% due 01/15/21 ~	1,780,000	1,754,672
ICICI Bank Ltd (India) 6.375% due 04/30/22 § ~	3,086,000	2,576,810
ING Capital Funding Trust III 3.969% § ±	180,000	135,188
Intesa Sanpaolo SPA (Italy) 3.625% due 08/12/15 ~	2,970,000	2,603,642
JPMorgan Chase & Co
4.250% due 10/15/20	5,650,000	5,681,956
4.350% due 08/15/21	690,000	699,698
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,427,344
Lehman Brothers Holdings Capital Trust VII 5.857% § Ψ ±	9,450,000	5,670
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	2,625,500
6.657% § ± ~	1,650,000	734,250
Lloyds TSB Bank PLC (United Kingdom) 6.375% due 01/21/21	2,720,000	2,689,887
MetLife Inc 4.750% due 02/08/21	2,370,000	2,474,586
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	3,750,000	3,937,852

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Morgan Stanley 5.450% due 01/09/17	$5,155,000	$4,981,344
NB Capital Trust IV 8.250% due 04/15/27	800,000	748,000
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	3,010,000	3,066,856
4.875% due 01/27/20 ~	1,060,000	1,107,125
4.875% due 01/14/21 ~	1,250,000	1,301,118
4.875% due 05/13/21 ~	6,220,000	5,332,213
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~ Δ	2,026,000	2,349,390
Rabobank Nederland NV (Netherlands) 11.000% § ± ~	7,900,000	9,525,780
Russian Agricultural Bank OJSC (Luxembourg) 7.125% due 01/14/14 ~	2,030,000	2,075,675
Santander US Debt SA Unipersonal (Spain)
3.724% due 01/20/15 ~	3,800,000	3,527,916
3.781% due 10/07/15 ~	2,750,000	2,453,509
SLM Corp 8.000% due 03/25/20	8,450,000	8,362,940
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,299,938
State Street Corp 4.956% due 03/15/18	9,430,000	10,002,788
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,341,673
3.150% due 07/22/15 ~	5,230,000	5,401,215
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	3,090,000	3,809,256
The Goldman Sachs Group Inc
3.625% due 08/01/12	640,000	648,995
4.750% due 07/15/13	190,000	195,630
5.250% due 10/15/13	930,000	966,893
5.250% due 07/27/21	1,030,000	1,019,502
5.300% due 02/14/12	180,000	182,252
5.375% due 03/15/20	870,000	866,530
5.450% due 11/01/12	1,020,000	1,051,806
5.950% due 01/15/27	3,270,000	3,200,065
6.000% due 06/15/20	5,460,000	5,633,202
6.250% due 02/01/41	7,880,000	7,706,214
6.600% due 01/15/12	410,000	415,920
6.750% due 10/01/37	2,645,000	2,431,596
The Royal Bank of Scotland Group PLC (United Kingdom)
4.875% due 03/16/15	4,110,000	4,029,193
5.000% due 11/12/13	980,000	937,468
5.000% due 10/01/14	3,360,000	3,132,199
6.400% due 10/21/19	2,700,000	2,588,090
7.640% § ±	3,100,000	1,503,500
7.648% § ±	690,000	451,950
UBS AG (Switzerland)
2.250% due 01/28/14	1,790,000	1,745,495
3.875% due 01/15/15	5,100,000	5,084,725
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	3,320,000	3,137,400
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,396,753
Wachovia Capital Trust III 5.570% § ±	16,020,000	13,196,475
Wells Fargo & Co
3.676% due 06/15/16	2,830,000	2,950,046
4.600% due 04/01/21	2,740,000	2,938,768
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	7,445,000	6,626,050

		379,130,930

Health Care - 1.6%

Abbott Laboratories 5.125% due 04/01/19	5,890,000	6,964,672
Biomet Inc 10.375% due 10/15/17	3,985,000	4,104,550
Giant Funding Corp 8.250% due 02/01/18 ~	810,000	814,050
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,455,000	4,660,913
HCA Inc 6.500% due 02/15/20	1,200,000	1,176,000
Medtronic Inc 4.450% due 03/15/20	2,110,000	2,396,679
Pfizer Inc
6.200% due 03/15/19	1,020,000	1,281,675
7.200% due 03/15/39	4,000,000	5,877,788
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,940,230
Tenet Healthcare Corp
8.875% due 07/01/19	2,920,000	3,102,500
10.000% due 05/01/18	1,090,000	1,185,375
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,656,511
UnitedHealth Group Inc
3.875% due 10/15/20	2,110,000	2,235,505
5.700% due 10/15/40	2,010,000	2,310,111
5.800% due 03/15/36	1,160,000	1,352,268
6.875% due 02/15/38	2,000,000	2,632,450
WellPoint Inc
3.700% due 08/15/21	1,610,000	1,625,066
7.000% due 02/15/19	3,870,000	4,789,102

		51,105,445

Industrials - 2.0%

Air 2 U.S. 8.027% due 10/01/20 ~	2,372,847	2,349,119
Ashtead Capital Inc 9.000% due 08/15/16 ~	650,000	646,750
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,548,023
Caterpillar Inc 3.900% due 05/27/21	2,370,000	2,565,177
Continental Airlines Inc 6.750% due 09/15/15 ~	5,510,000	5,317,150
CSC Holdings LLC 8.625% due 02/15/19	3,035,000	3,346,087
General Electric Co 5.250% due 12/06/17	5,535,000	6,162,829
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,090,400
6.750% due 09/01/16 ~	10,350,000	10,427,625
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,805,000
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	4,122,906
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,765,267
RailAmerica Inc 9.250% due 07/01/17	4,507,000	4,901,362
Raytheon Co 3.125% due 10/15/20	1,680,000	1,678,809
The Boeing Co 4.875% due 02/15/20	5,300,000	6,066,126
United Air Lines 2009-2A Pass-Through Trust 9.750% due 01/15/17	693,687	759,587

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
United Technologies Corp 4.500% due 04/15/20	$3,420,000	$3,807,804
Waste Management Inc 7.375% due 05/15/29	1,510,000	1,925,107

		62,285,128

Information Technology - 0.2%

Freescale Semiconductor Inc 10.125% due 12/15/16	2,360,000	2,413,100
Hewlett-Packard Co 4.500% due 03/01/13	325,000	339,188
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,168,841
National Semiconductor Corp 6.600% due 06/15/17	380,000	454,219

		6,375,348

Materials - 2.0%

Ashland Inc 9.125% due 06/01/17	3,225,000	3,583,781
Ball Corp 6.750% due 09/15/20	2,880,000	2,995,200
Barrick Gold Corp (Canada) 6.950% due 04/01/19	2,470,000	3,002,781
Barrick North America Finance LLC 4.400% due 05/30/21	2,260,000	2,325,490
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	6,830,000	8,415,489
CF Industries Inc 6.875% due 05/01/18	1,910,000	2,136,813
Cliffs Natural Resources Inc 6.250% due 10/01/40	4,920,000	4,818,761
FMG Resources August 2006 Property Ltd (Australia) 6.375% due 02/01/16 ~	540,000	488,700
Freeport-McMoRan Copper & Gold Inc 8.375% due 04/01/17	5,100,000	5,475,773
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	895,233
Novelis Inc (Canada) 8.750% due 12/15/20	2,080,000	2,048,800
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	719,923
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,709,675
2.500% due 05/20/16	1,410,000	1,427,990
3.750% due 09/20/21	2,700,000	2,699,069
4.125% due 05/20/21	1,310,000	1,352,119
6.500% due 07/15/18	1,130,000	1,359,248
9.000% due 05/01/19	3,500,000	4,722,312
Steel Dynamics Inc 7.625% due 03/15/20	3,700,000	3,713,875
Teck Resources Ltd (Canada)
9.750% due 05/15/14	134,000	158,976
10.250% due 05/15/16	178,000	209,453
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	2,860,000	3,098,819
8.250% due 01/17/34	1,205,000	1,479,740
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	2,288,000	2,242,240
9.500% due 07/18/18 ~	1,100,000	995,500

		64,075,760

Telecommunication Services - 1.9%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,740,000	2,920,840
5.625% due 11/15/17	1,500,000	1,681,710
AT&T Inc
3.875% due 08/15/21	2,680,000	2,766,741
4.450% due 05/15/21	60,000	64,595
5.550% due 08/15/41	9,130,000	9,893,451
6.300% due 01/15/38	5,375,000	6,193,483
6.400% due 05/15/38	50,000	58,375
Cricket Communications Inc 7.750% due 05/15/16	500,000	504,375
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,639,237
6.750% due 08/20/18	1,545,000	1,830,306
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 04/01/19 ~	2,088,000	1,941,840
Qwest Corp 8.875% due 03/15/12	1,555,000	1,611,369
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	923,962
Sprint Capital Corp 8.750% due 03/15/32	4,619,000	4,035,851
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	3,800,000	3,549,664
5.462% due 02/16/21	120,000	114,310
5.877% due 07/15/19	580,000	570,825
Verizon Communications Inc 4.600% due 04/01/21	4,940,000	5,479,078
Verizon Wireless Capital LLC 8.500% due 11/15/18	9,120,000	12,182,961
VIP Finance Ireland Ltd (Ireland) 8.375% due 04/30/13 ~	515,000	521,516

		60,484,489

Utilities - 1.9%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/21	2,500,000	3,041,069
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,323,550
Calpine Corp
7.500% due 02/15/21 ~	4,000,000	3,840,000
7.875% due 01/15/23 ~	1,950,000	1,891,500
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	5,055,426
5.200% due 08/15/19	2,300,000	2,663,437
Edison Mission Energy
7.625% due 05/15/27	5,000	2,775
7.750% due 06/15/16	3,170,000	2,139,750
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	4,410,000
FirstEnergy Corp 7.375% due 11/15/31	9,150,000	11,340,620
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	724,106
6.500% due 09/15/37	2,400,000	3,019,598
Pacific Gas & Electric Co 6.050% due 03/01/34	3,832,000	4,599,469
PacifiCorp 5.650% due 07/15/18	4,360,000	5,261,317
The AES Corp
8.000% due 10/15/17	550,000	555,500
8.000% due 06/01/20	5,030,000	5,055,150
9.750% due 04/15/16	990,000	1,069,200
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,221,719

		58,214,186

Total Corporate Bonds & Notes
(Cost $948,650,996)		984,730,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

SENIOR LOAN NOTES - 1.9%

Consumer Discretionary - 0.9%

Allison Transmission Inc Term B 2.980% due 08/07/14 §	$1,869,954	$1,765,236
AMC Entertainment Inc Term B2 (Extended) 3.503% due 12/16/16 §	1,989,474	1,901,191
Caesars Entertainment Operating Co Term B2 3.247% due 01/28/15 §	3,000,000	2,522,499
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	2,656,007	2,609,527
Cengage Learning Acquisitions Inc 2.490% due 07/03/14 §	1,984,496	1,574,839
Charter Communications Operating LLC (Extended) 3.500% due 09/06/16 §	3,954,773	3,836,130
Getty Images Inc 5.250% due 11/07/16 §	2,942,067	2,931,034
Gymboree Corp 5.000% due 02/23/18 §	1,985,000	1,774,507
Las Vegas Sands LLC
(Extended Delayed Draw Term Loan)
2.740% due 11/23/16 §	497,017	465,332
Term B (Extended)
2.740% due 11/23/16 §	2,472,908	2,316,586
Michaels Stores Inc Term B2 4.802% due 07/31/16 §	2,048,108	1,958,503
Univision Communications Inc (Extended) 4.489% due 03/31/17 §	2,971,433	2,531,907
VML U.S. Finance LLC
Term B
4.740% due 05/27/13 §	1,844,455	1,840,074
Term B (Delayed Draw Term Loan)
4.740% due 05/25/12 §	1,065,382	1,062,852

		29,090,217

Consumer Staples - 0.0%

Del Monte Foods Co
4.500% due 03/08/18 §	997,500	925,555

Financials - 0.2%

First Data Corp
Term B (Extended)
4.235% due 03/23/18 §	3,257,313	2,690,338
Term B2
2.985% due 09/24/14 §	3,950,601	3,465,831

		6,156,169

Health Care - 0.4%

Capsugel Healthcare Ltd due 08/01/18 ¥	1,500,000	1,481,720
Community Health Systems Inc
(Non Extended Delayed Draw)
2.569% due 07/25/14 §	167,264	156,926
(Non Extended)
2.569% due 07/25/14 §	3,258,236	3,056,857
Grifols Inc Term B 6.000% due 06/01/17 §	1,496,250	1,470,814
Hanger Orthopedic Group Inc Term C 4.000% due 12/01/16 §	1,496,231	1,447,604
HCA Inc Term B 2.619% due 11/18/13 §	1,281,282	1,245,726
Health Management Associates Inc Term B 2.119% due 02/28/14 §	1,994,428	1,882,241
MedAssets Inc 5.250% due 11/16/16 §	1,827,520	1,794,396
RPI Finance Trust Tranche 2 4.000% due 05/09/18 §	997,500	990,019

		13,526,303

Information Technology - 0.1%

Freescale Semiconductor Inc
Term B (Extended)
4.472% due 12/01/16 §	2,907,046	2,670,848

Materials - 0.1%

Fairmount Minerals Ltd Term B
5.250% due 03/15/17 §	2,000,000	1,972,500

Telecommunication Services - 0.1%

Level 3 Financing Inc Tranche A
2.079% due 03/13/14 §	2,500,000	2,337,500

Utilities - 0.1%

GenOn Energy Inc Term B 6.000% due 09/08/17 §	992,481	978,421
Texas Competitive Electric Holdings Co LLC (Extended) 4.750% due 10/10/17 §	3,335,654	2,246,356

		3,224,777

Total Senior Loan Notes
(Cost $62,627,627)		59,903,869

MORTGAGE-BACKED SECURITIES - 49.7%

Collateralized Mortgage Obligations - Commercial - 2.1%

Americold LLC Trust 4.954% due 01/14/29 " ~	2,700,000	2,853,376
Banc of America Commercial Mortgage Inc 5.921% due 05/10/45 " §	10,280,000	11,310,806
Bear Stearns Commercial Mortgage Securities 5.720% due 09/11/38 " §	6,625,000	7,303,092
Commercial Mortgage Pass-Through Certificates 5.750% due 06/10/46 " §	5,000,000	5,475,535
DBUBS Mortgage Trust 1.651% due 08/10/44 " § ~	13,599,907	820,372
Extended Stay America Trust 2.951% due 11/05/27 " ~	3,840,553	3,791,025
JPMorgan Chase Commercial Mortgage Securities Corp
4.171% due 08/15/46 "	1,170,000	1,205,598
5.336% due 05/15/47 "	7,055,000	7,318,462
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 "	2,500,000	2,715,100
5.424% due 02/15/40 "	235,000	249,187
5.858% due 07/15/40 " §	5,620,000	6,044,973
6.067% due 06/15/38 " §	1,575,000	1,735,255
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.349% due 09/15/21 " § ~	813,273	800,595
Merrill Lynch Mortgage Trust 5.855% due 05/12/39 " §	1,005,000	1,114,139
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/48 "	7,000,000	7,125,142
5.485% due 03/12/51 " §	2,150,000	2,216,327
Morgan Stanley Capital I 4.118% due 07/15/49 "	400,000	409,903

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Wachovia Bank Commercial Mortgage Trust 5.308% due 11/15/48 "	$1,037,000	$1,109,458
WF-RBS Commercial Mortgage Trust
1.365% due 02/15/44 " § ~	16,588,655	946,615
4.902% due 06/15/44 " § ~	2,310,000	2,446,252

		66,991,212

Collateralized Mortgage Obligations - Residential - 13.7%

Adjustable Rate Mortgage Trust
0.485% due 03/25/36 " §	1,000,608	462,559
2.631% due 07/25/35 " §	1,307,220	991,338
2.712% due 10/25/35 " §	10,260,000	6,819,781
American Home Mortgage Assets 0.425% due 09/25/46 " §	5,819,861	2,876,001
Banc of America Funding Corp 5.358% due 05/20/36 " §	1,840,649	1,150,219
Bear Stearns Adjustable Rate Mortgage Trust 2.681% due 10/25/36 " §	665,246	431,379
Bear Stearns Alt-A Trust 5.007% due 05/25/35 " §	2,633,411	2,156,891
Chevy Chase Mortgage Funding Corp
0.415% due 08/25/47 " § ~	1,685,619	757,311
0.435% due 01/25/36 " § ~	20,438	13,173
0.465% due 07/25/36 " § ~	262,444	153,167
0.525% due 10/25/35 " § ~	56,380	38,667
0.535% due 08/25/35 " § ~	25,507	16,928
Citigroup Mortgage Loan Trust Inc
3.242% due 02/25/36 " § ~	3,844,691	3,746,943
5.048% due 04/25/37 " §	3,243,339	2,022,631
6.500% due 10/25/36 " ~	5,299,353	3,611,321
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	9,535,917	6,552,186
Countrywide Alternative Loan Trust
0.445% due 04/25/47 " §	10,288,804	5,410,846
6.000% due 03/25/27 "	1,002,245	778,274
6.500% due 09/25/34 "	2,163,186	2,115,289
6.500% due 09/25/36 "	4,739,964	3,176,491
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	5,467,677	5,575,923
Fannie Mae
0.585% due 05/25/34 " §	3,634,187	3,643,007
2.250% due 03/25/39 "	7,697,912	7,736,760
4.000% due 04/25/40 - 07/25/40 "	37,500,000	40,170,821
6.500% due 09/25/33 - 10/25/33 "	58,710	58,747
Fannie Mae (IO)
5.000% due 01/25/38 - 01/25/39 "	8,367,336	921,596
5.000% due 01/25/39 " §	2,821,694	301,287
5.500% due 01/25/39 " §	2,503,459	295,136
6.000% due 01/25/38 - 07/25/38 "	13,240,684	2,073,542
6.265% due 10/25/40 " §	7,150,513	1,006,923
6.445% due 07/25/41 " §	10,157,834	1,427,033
Fannie Mae Grantor Trust 2.500% due 08/25/51 "	2,045,101	2,094,239
Freddie Mac
0.579% due 04/15/33 " §	2,762,952	2,764,047
1.229% due 02/15/32 " §	473,387	481,398
4.000% due 12/15/38 - 12/15/39 "	22,646,417	24,204,094
5.000% due 10/15/34 "	13,273,897	15,210,714
5.500% due 07/15/34 - 06/15/41 "	14,653,924	17,549,352
Freddie Mac (IO)
1.455% due 04/25/21 " §	10,142,529	872,227
2.094% due 05/25/18 " §	24,173,967	2,637,501
6.971% due 08/15/35 " §	2,266,991	321,304
Freddie Mac Multifamily Structured Pass-Through (IO)
1.229% due 01/25/20 " §	11,589,325	745,405
1.411% due 04/25/20 " §	22,689,779	1,715,227
1.414% due 06/25/46 " §	11,255,577	979,437
1.517% due 08/25/20 " §	13,138,599	1,222,067
1.734% due 02/25/18 " §	32,895,387	2,565,840
1.841% due 06/25/20 " §	27,982,430	2,844,235
Government National Mortgage Association
0.551% due 08/20/58 " §	25,310,391	24,894,465
0.701% due 03/20/61 " §	3,633,082	3,606,110
4.500% due 07/20/39 - 10/20/39 "	18,800,000	21,206,384
5.000% due 07/20/39 "	3,000,000	3,457,654
Government National Mortgage Association (IO)
4.579% due 08/20/35 " §	4,479,619	755,386
5.000% due 11/20/36 "	6,518,561	791,509
5.170% due 09/20/40 - 06/20/41 " §	12,395,938	1,707,028
5.520% due 05/20/40 " §	7,919,368	1,017,391
5.731% due 04/16/39 " §	2,157,912	250,572
5.770% due 10/20/39 - 01/20/41 " §	13,186,863	2,136,592
5.771% due 02/16/40 - 03/16/41 " §	3,856,856	676,524
5.820% due 11/20/40 " §	2,910,477	476,249
5.851% due 11/16/40 " §	4,168,217	734,491
5.870% due 07/20/35 - 06/20/39 " §	9,079,105	1,551,335
5.901% due 02/16/36 " §	9,075,738	1,497,874
5.920% due 02/20/38 " §	3,455,106	567,837
5.921% due 07/16/38 " §	1,719,552	245,289
5.950% due 09/20/40 " §	3,454,198	496,069
5.970% due 05/20/37 " §	9,421,876	1,353,213
6.021% due 11/16/35 - 11/16/37 " §	8,626,762	1,227,882
6.070% due 07/20/34 - 09/20/35 " §	7,142,738	971,001
6.171% due 05/16/37 " §	4,271,754	507,284
6.210% due 04/20/40 " §	748,813	125,360
6.221% due 03/16/34 " §	1,925,717	222,606
6.250% due 04/20/40 " §	1,164,820	186,538
6.270% due 03/20/39 - 05/20/40 " §	11,388,603	1,905,846
6.271% due 07/16/40 " §	6,661,160	1,167,050
6.320% due 10/20/38 - 12/20/38 " §	8,281,442	1,275,979
6.321% due 04/16/34 " §	3,430,053	323,741
6.340% due 04/20/40 " §	1,340,043	203,305
6.350% due 06/20/40 " §	10,095,667	1,785,278
6.370% due 08/20/40 " §	1,581,795	320,699
6.400% due 11/20/38 " §	1,993,014	297,456
6.420% due 06/20/38 - 11/20/40 " §	7,091,845	1,343,076
6.470% due 08/20/39 " §	7,847,554	1,051,308
6.471% due 12/16/36 " §	4,555,536	930,661
6.520% due 02/20/35 " §	2,451,756	441,306
6.521% due 04/16/39 " §	2,090,621	268,863
6.570% due 02/20/35 " §	1,787,403	318,384
6.571% due 08/16/36 " §	4,842,433	1,070,916
7.770% due 12/20/32 " §	2,304,202	319,567
Greenpoint Mortgage Funding Trust 0.415% due 01/25/37 " §	3,050,982	1,641,906
GS Mortgage Securities Corp II 1.952% due 08/10/44 "	13,905,465	1,254,518
GSMPS Mortgage Loan Trust
0.585% due 03/25/35 " § ~	2,233,997	1,813,711
0.585% due 09/25/35 " § ~	6,465,273	5,234,204
GSR Mortgage Loan Trust
2.732% due 05/25/35 " §	1,522,769	1,067,741
2.771% due 07/25/35 " §	1,000,000	700,986
6.315% due 10/25/36 " §	4,755,872	884,344
Homestar Mortgage Acceptance Corp 0.785% due 01/25/35 " §	2,899,200	2,690,506
IndyMac Index Mortgage Loan Trust
0.475% due 06/25/37 " §	5,623,072	3,621,764
0.495% due 06/25/35 " §	4,162,478	2,547,774
JPMorgan Mortgage Trust 2.789% due 08/25/35 " §	2,400,000	1,700,738
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,877,846	1,449,206
MASTR Adjustable Rate Mortgages Trust 2.716% due 04/21/34 " §	7,078,570	6,671,903
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	3,008,576	3,096,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Merrill Lynch Mortgage Investors Inc 2.618% due 06/25/35 " §	$4,000,000	$2,922,770
Morgan Stanley Mortgage Loan Trust
0.515% due 02/25/36 " §	7,503,341	4,062,327
2.603% due 07/25/35 " §	3,459,573	2,313,771
2.788% due 07/25/34 " §	1,848,592	1,567,439
Nomura Asset Acceptance Corp 6.500% due 02/25/35 " ~	4,119,603	4,216,980
RAAC Series 6.000% due 09/25/34 "	2,034,568	1,982,143
RBSSP Resecuritization Trust 3.162% due 12/26/35 " § ~	2,378,090	2,324,870
Residential Asset Securitization Trust
0.735% due 07/25/36 " §	1,309,908	543,035
6.000% due 08/25/36 "	3,545,386	2,688,778
Sequoia Mortgage Trust 0.431% due 07/20/36 " §	7,878,760	6,153,209
Structured Adjustable Rate Mortgage Loan Trust
0.535% due 08/25/37 " §	1,881,647	1,183,565
2.539% due 05/25/34 " §	2,592,695	2,384,871
5.526% due 05/25/36 " §	6,438,329	4,850,643
5.595% due 05/25/36 " §	9,762,597	7,363,805
Thornburg Mortgage Securities Trust 0.345% due 11/25/46 " §	1,297,877	1,291,635
Wachovia Mortgage Loan Trust LLC
0.315% due 01/25/37 " §	821,835	406,903
0.415% due 01/25/37 " §	1,906,656	951,929
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.465% due 12/25/36 " §	2,423,605	1,330,343
6.000% due 07/25/36 "	1,788,987	1,069,357
Washington Mutual Mortgage Pass-Through Certificates
0.505% due 12/25/45 " §	2,220,658	1,715,359
0.525% due 10/25/45 " §	6,388,787	4,939,778
0.555% due 08/25/45 " §	8,154,622	6,271,871
0.800% due 07/25/44 " §	916,644	648,102
2.473% due 09/25/33 " §	776,145	738,309
2.491% due 10/25/33 " §	7,166,629	6,756,677
2.567% due 08/25/46 " §	2,786,673	1,842,642
2.574% due 02/25/33 " §	1,901,880	1,707,714
5.172% due 06/25/37 " §	8,129,982	5,713,593
5.181% due 11/25/36 " §	5,650,000	3,973,459
5.571% due 07/25/37 " §	12,326,121	9,377,645
5.591% due 05/25/37 " §	20,030,258	16,687,539
5.684% due 10/25/36 " §	3,071,977	2,288,284
Wells Fargo Mortgage Loan Trust 2.789% due 08/27/35 " § ~	6,305,486	5,844,700
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	7,062,030	6,562,370
6.000% due 08/25/37 "	5,312,481	4,867,994

		430,305,939

Fannie Mae - 21.5%

3.500% due 10/01/26 - 10/01/41 "	98,500,000	102,447,267
4.000% due 10/01/41 "	125,800,000	131,972,062
4.500% due 04/01/23 - 10/01/41 "	109,558,596	116,343,276
5.000% due 01/01/39 - 06/01/41 "	14,798,514	16,100,012
5.500% due 01/01/37 - 07/01/41 "	114,907,956	125,101,762
6.000% due 10/01/41 "	122,700,000	134,605,765
6.500% due 07/01/37 - 10/01/41 "	44,521,218	49,565,215

		676,135,359

Freddie Mac - 4.8%

3.500% due 10/01/26 - 10/01/41 "	14,700,000	15,120,406
4.000% due 10/01/41 "	1,000,000	1,047,500
4.500% due 09/01/40 "	14,141,340	14,991,735
5.000% due 12/01/35 - 03/01/38 "	34,087,729	36,634,625
5.379% due 06/01/37 " §	473,761	508,208
5.427% due 06/01/37 " §	3,650,740	3,918,284
5.434% due 07/01/37 " §	812,358	871,734
5.500% due 08/01/37 - 10/01/41 "	19,527,699	21,193,163
5.533% due 06/01/37 " §	452,466	486,531
5.839% due 11/01/36 " §	1,415,532	1,491,822
5.957% due 01/01/37 " §	382,860	414,292
6.000% due 11/01/39 "	47,209,571	51,966,387
6.500% due 09/01/39 "	2,832,113	3,175,477

		151,820,164

Government National Mortgage Association - 7.6%

0.820% due 08/20/60 " §	1,248,394	1,226,132
4.000% due 10/01/41 "	23,700,000	25,366,406
4.500% due 11/20/40 - 10/01/41 "	73,001,231	79,327,191
5.000% due 01/15/40 - 10/01/41 "	79,526,803	87,616,233
5.500% due 10/01/41 "	6,600,000	7,306,406
6.000% due 06/20/35 - 10/01/41 "	28,186,713	31,417,362
6.500% due 10/20/37 "	4,302,896	4,879,707

		237,139,437

Total Mortgage-Backed Securities
(Cost $1,567,795,103)		1,562,392,111

ASSET-BACKED SECURITIES - 4.6%

ACE Securities Corp 1.015% due 04/25/34 " §	2,917,703	2,122,976
Aegis Asset-Backed Securities Trust 1.255% due 04/25/34 " §	2,212,558	1,718,315
AESOP Funding II LLC
3.150% due 03/20/17 " ~	2,210,000	2,280,771
4.640% due 05/20/16 " ~	1,890,000	2,029,496
Ameriquest Mortgage Securities Inc 0.580% due 04/25/34 " §	2,762,841	2,235,235
Argent Securities Inc 0.835% due 10/25/34 " §	6,950,000	5,296,647
Asset-Backed Funding Certificates 0.675% due 06/25/35 " §	4,730,000	4,059,894
Asset-Backed Securities Corp Home Equity
0.655% due 05/25/35 " §	730,940	713,848
0.765% due 06/25/34 " §	3,170,781	2,873,130
Bear Stearns Asset-Backed Securities Trust 0.805% due 09/25/34 " §	1,805,797	1,569,399
Citigroup Mortgage Loan Trust Inc
0.305% due 05/25/37 " §	1,819,737	1,454,949
0.385% due 08/25/36 " §	1,058,194	743,719
0.665% due 07/25/35 " §	1,455,000	1,198,933
Countrywide Asset-Backed Certificates 0.295% due 11/25/37 " §	4,555,811	4,349,258
Countrywide Home Equity Loan Trust 0.379% due 11/15/36 " §	323,727	250,440
Credit-Based Asset Servicing & Securitization LLC 1.015% due 07/25/33 " §	1,634,812	1,154,383
Education Funding Capital Trust I
1.450% due 06/15/43 " §	3,900,000	3,609,937
2.430% due 12/15/42 " §	4,450,000	4,004,341
Greenpoint Manufactured Housing
2.187% due 08/21/31 " §	11,350,000	9,179,597
2.215% due 11/22/31 " §	2,075,000	1,723,593
3.099% due 03/18/29 " §	2,800,000	2,299,458
3.687% due 03/13/32 " §	3,100,000	1,977,155
3.706% due 02/20/32 " §	2,200,000	1,444,181
3.731% due 06/19/29 " §	1,350,000	1,058,571
3.731% due 02/20/30 " §	1,375,000	1,110,125
7.270% due 06/15/29 "	4,720,000	4,423,351
GSAA Trust 0.395% due 07/25/36 " §	3,155,119	1,242,480
GSAMP Trust 0.785% due 03/25/34 " §	6,569,391	6,388,247

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Helios Finance LP CDO (Cayman) 0.931% due 10/20/14 " § ~ Δ	$427,007	$425,192
Hertz Vehicle Financing LLC 5.290% due 03/25/16 " ~	3,380,000	3,664,776
Home Equity Asset Trust 0.665% due 02/25/36 " § Δ	2,000,000	1,030,175
KeyCorp Student Loan Trust 0.513% due 10/25/32 " §	2,654,727	2,478,452
Nelnet Education Loan Funding Inc
0.413% due 01/25/37 " §	5,200,000	4,934,378
1.090% due 02/25/39 " §	3,650,000	3,266,794
North Carolina State Education Assistance Authority 1.153% due 07/25/41 " §	2,884,226	2,802,833
NorthStar Education Finance Inc 1.619% due 01/29/46 " §	3,050,000	2,502,906
Novastar Home Equity Loan 1.295% due 12/25/33 " §	2,694,866	2,306,979
Option One Mortgage Loan Trust 0.325% due 04/25/37 " §	163,814	161,791
Origen Manufactured Housing
3.708% due 04/15/37 " §	12,700,000	7,947,330
3.708% due 10/15/37 " §	12,100,000	7,726,345
PAMCO CLO 7.910% due 02/06/12 "	2,549,959	943,485
Park Place Securities Inc
0.855% due 10/25/34 " §	962,389	917,611
0.915% due 12/25/34 " §	7,025,043	6,677,135
0.935% due 12/25/34 " §	3,437,259	3,155,366
Residential Asset Mortgage Products Inc
0.645% due 11/25/35 " § Δ	2,000,000	1,443,002
5.350% due 02/25/33 " §	2,838,334	2,171,338
Residential Asset Securities Corp
0.385% due 06/25/36 " §	4,516,299	3,954,067
0.645% due 11/25/35 " § Δ	3,820,000	2,021,756
Saxon Asset Securities Trust 0.695% due 05/25/35 " §	2,904,228	1,956,022
SLM Student Loan Trust
0.363% due 01/25/27 " §	4,100,000	3,877,158
0.637% due 12/15/25 " § ~	3,150,000	2,955,724
1.097% due 03/15/33 " § ~	567,588	541,869
Structured Asset Investment Loan Trust 1.235% due 10/25/33 " §	1,200,000	954,807
Washington Mutual Asset-Backed Certificates 0.325% due 05/25/47 " §	630,405	619,037
Wells Fargo Home Equity Trust 0.645% due 11/25/35 " §	2,950,000	2,428,989

Total Asset-Backed Securities
(Cost $155,981,583)		146,377,746

U.S. GOVERNMENT AGENCY ISSUES - 5.3%

Fannie Mae
0.000% due 10/09/19	8,290,000	6,325,179
4.375% due 10/15/15	20,060,000	22,790,627
5.625% due 07/15/37	3,345,000	4,613,979
6.500% due 09/30/41	22,600,000	24,888,250
6.625% due 11/15/30	3,540,000	5,290,725
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	9,829,730
Federal Home Loan Bank
0.240% due 10/28/11	28,040,000	28,043,028
0.350% due 07/20/12	25,700,000	25,700,206
Financing Corp Strips
0.000% due 11/02/18	12,210,000	10,786,693
0.000% due 12/06/18	5,350,000	4,612,642
0.000% due 12/27/18	10,969,000	9,642,343
0.000% due 03/07/19	1,890,000	1,650,548
0.000% due 09/26/19	5,315,000	4,552,420
Freddie Mac 2.500% due 05/27/16	5,580,000	5,920,547
Tennessee Valley Authority 5.250% due 09/15/39	1,990,000	2,566,760

Total U.S. Government Agency Issues
(Cost $158,548,807)		167,213,677

U.S. TREASURY OBLIGATIONS - 3.1%

U.S. Treasury Bonds - 0.3%

3.750% due 08/15/41	7,330,000	8,568,081

U.S. Treasury Inflation Protected Securities - 1.9%

1.250% due 07/15/20 ∧	32,703,363	36,162,757
2.125% due 02/15/40 ∧	52,262	66,658
2.500% due 01/15/29 ∧ ‡	12,774,194	16,416,832
3.875% due 04/15/29 ∧ ‡	5,648,126	8,510,139

		61,156,386

U.S. Treasury Notes - 0.5%

0.500% due 05/31/13	130,000	130,589
1.000% due 09/30/16	3,620,000	3,629,036
2.125% due 08/15/21	11,790,000	12,020,341

		15,779,966

U.S. Treasury Strips - 0.4%

0.000% due 02/15/41	30,430,000	12,441,153

Total U.S. Treasury Obligations
(Cost $87,001,594)		97,945,586

FOREIGN GOVERNMENT BONDS & NOTES - 2.6%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 4,518,000	2,353,226
10.000% due 01/01/17	59,629,000	29,822,524
Malaysia Government Bond (Malaysia)
3.835% due 08/12/15	MYR 25,480,000	8,111,667
4.262% due 09/15/16	5,325,000	1,731,423
Mexican Bonos (Mexico)
8.000% due 06/11/20	MXN 288,428,000	23,132,826
10.000% due 12/05/24	14,760,000	1,359,943
Poland Government Bond (Poland) 5.500% due 04/25/15	PLN 40,935,000	12,570,653
Russian Foreign Bond (Russia) 7.500% due 03/31/30 ~	$4,049,750	4,560,747

Total Foreign Government Bonds & Notes
(Cost $91,706,604)		83,643,009

MUNICIPAL BONDS - 1.5%

Bay Area Toll Authority CA Bridge Revenue 5.000% due 04/01/34	1,320,000	1,394,778
Birmingham Commercial Development Authority AL 5.500% due 04/01/41	270,000	289,572
Chicago O’Hare International Airport Revenue IL ‘A’ 5.625% due 01/01/35	400,000	440,992

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Chicago O’Hare International Airport Revenue IL ‘C’ 5.500% due 01/01/31	$800,000	$875,056
Cincinnati Student Loan Funding Corp OH ‘A’ 0.298% due 09/01/47 §	5,900,000	5,401,763
Clark County NV ‘A’ 5.250% due 07/01/39	480,000	496,502
Los Angeles Department of Airports CA ‘A’ 5.250% due 05/15/39	500,000	540,980
Los Angeles Department of Water & Power CA 6.574% due 07/01/45	2,020,000	2,623,980
Metropolitan Atlanta Rapid Transit Authority GA 5.000% due 07/01/39	410,000	425,416
Municipal Electric Authority GA 6.655% due 04/01/57	760,000	803,502
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	1,320,000	1,411,767
New York Liberty Development Corp 5.250% due 10/01/35	980,000	998,836
Pennsylvania Higher Education Assistance Agency
0.281% due 05/01/46 §	775,000	726,512
1.063% due 05/01/46 §	2,125,000	1,992,181
1.194% due 05/01/46 §	17,425,000	16,324,664
San Mateo County Community College District CA 5.000% due 09/01/38	180,000	186,883
Santa Clara Valley Transportation Authority CA 5.876% due 04/01/32	3,130,000	3,745,296
State of California 7.300% due 10/01/39	2,100,000	2,499,252
State of Illinois
5.665% due 03/01/18	2,900,000	3,124,518
5.877% due 03/01/19	3,010,000	3,215,673

Total Municipal Bonds
(Cost $44,158,451)		47,518,123

PURCHASED OPTIONS - 0.0%
(See Note (g) in Notes to Schedule of Investments)
(Cost $104,244)		77,350

SHORT-TERM INVESTMENTS - 18.8%

U.S. Government Agency Issues - 17.2%

Fannie Mae
0.030% due 01/18/12 ‡	2,130,000	2,129,936
0.033% due 11/21/11	25,000,000	24,996,813
0.035% due 12/07/11	37,000,000	36,999,334
0.076% due 01/17/12	50,000,000	49,998,550
Federal Home Loan Bank
0.078% due 02/23/12	140,000,000	139,994,400
0.130% due 01/23/12	45,000,000	45,006,165
Freddie Mac
0.007% due 10/12/11	25,000,000	24,999,351
0.031% due 01/10/12	30,000	29,999
0.039% due 01/11/12 ‡	118,000	117,997
0.041% due 12/15/11	37,000,000	36,999,260
0.051% due 10/05/11	27,000,000	26,999,850
0.051% due 02/14/12 ‡	182,000	181,993
0.052% due 01/10/12 ‡	734,000	733,980
0.101% due 02/23/12	50,000,000	49,998,000
0.112% due 01/10/12	1,815,000	1,814,951
0.132% due 02/07/12	100,000,000	99,996,500

		540,997,079

Repurchase Agreements - 1.6%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $1,632,501; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $1,669,165)	1,632,499	1,632,499
The Goldman Sachs Group Inc 0.040% due 10/03/11 (Dated 09/30/11, repurchase price of $26,298,088; collateralized by Fannie Mae: 2.375% due 04/11/16 and value $26,838,000)	26,298,000	26,298,000
The Royal Bank of Scotland Group PLC 0.050% due 10/03/11 (Dated 09/30/11, repurchase price of $20,902,087; collateralized by Federal Home Loan Bank: 1.750% due 08/22/12 and value $21,330,225)	20,902,000	20,902,000

		48,832,499

Total Short-Term Investments
(Cost $589,654,775)		589,829,578

TOTAL INVESTMENTS - 118.9%
(Cost $3,707,809,547)		3,741,251,614

OTHER ASSETS & LIABILITIES, NET - (18.9%)		(595,779,983)

NET ASSETS - 100.0%		$3,145,471,631

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $5,670 or less than 0.1% of the net assets were in default as of September 30, 2011.

(c)	As of September 30, 2011, 0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2011, investments with a total aggregate value of $6,520,247 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(e)	Open futures contracts outstanding as of September 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (03/12)	180	$180,000,000	($29,835)
U.S. Treasury 30-Year Bonds (12/11)	1,873	187,300,000	26,234,256

			26,204,421

Short Futures Outstanding
Eurodollar (03/13)	180	180,000,000	(214,335)
U.S. Treasury 2-Year Notes (12/11)	247	49,400,000	50,744
U.S. Treasury 5-Year Notes (12/11)	1,288	128,800,000	(47,912)
U.S. Treasury 10-Year Notes (12/11)	2,152	215,200,000	(2,060,235)
U.S. Treasury 30-Year Bonds (12/11)	936	93,600,000	(5,949,386)

			(8,221,124)

Total Futures Contracts			$17,983,297

(f)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	CAD	31,287,000	11/11	CIT	($1,782,554)
Sell	EUR	43,543,240	11/11	CIT	3,687,480
Sell	EUR	20,612,000	11/11	MSC	1,624,030
Sell	JPY	1,374,890,000	11/11	CIT	(48,682)
Sell	JPY	1,083,500,000	11/11	JPM	64,855

Total Forward Foreign Currency Contracts					$3,545,129

(g)	Purchased options outstanding as of September 30, 2011 were as follows:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Cost	Value
Call - CME Eurodollar Midcurve 3-Year Futures (12/11)	$98.75	12/16/11	RBS	476	$96,747	$74,375
Call - CME Eurodollar Midcurve 2-Year Futures (12/11)	99.75	12/16/11	RBS	476	7,497	2,975

					104,244	77,350

Total Purchased Options					$104,244	$77,350

(h)	Transactions in written options for the period ended September 30, 2011 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium
Outstanding, December 31, 2010	1,693	-	$857,398
Call Options Written	3,923	-	1,932,328
Put Options Written	4,506	169,100,000	2,762,604
Call Options Expired	(1,299)	-	(632,800)
Put Options Expired	(1,937)	(98,700,000)	(1,221,686)
Call Options Closed	(1,855)	-	(1,354,515)
Put Options Closed	(1,237)	(70,400,000)	(826,616)

Outstanding, September 30, 2011	3,794	-	$1,516,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(i)	Premiums received and value of written options outstanding as of September 30, 2011 were as follows:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CME Eurodollar Midcurve 3-Year Futures (12/11)	$99.00	12/16/11	RBS	476	$28,203	($23,800)
Call - CME Eurodollar Midcurve 2-Year Futures (12/11)	99.50	12/16/11	RBS	476	46,053	(11,900)
Call - CME Eurodollar Futures (03/12)	99.38	03/19/12	ADV	254	140,612	(119,063)
Call - CME Eurodollar Futures (03/12)	99.50	03/19/12	ADV	479	171,131	(122,744)
Call - CME Eurodollar Futures (06/12)	99.63	06/18/12	ADV	238	67,676	(34,212)

					453,675	(311,719)

Put - CBOT 5-Year U.S. Treasury Note Futures (12/11)	121.50	11/25/11	MER	421	276,085	(115,117)
Put - CBOT 10-Year U.S. Treasury Note Futures (12/11)	126.00	11/25/11	MER	238	222,352	(66,937)
Put - CBOT 10-Year U.S. Treasury Note Futures (12/11)	128.50	11/25/11	MER	241	188,920	(188,281)
Put - CME Eurodollar Futures (03/12)	99.38	03/19/12	ADV	254	100,774	(96,838)
Put - CME Eurodollar Futures (03/12)	99.50	03/19/12	ADV	479	192,381	(230,519)
Put - CME Eurodollar Futures (06/12)	99.63	06/18/12	ADV	238	82,526	(162,138)

					1,063,038	(859,830)

Total Written Options					$1,516,713	($1,171,549)

(j)	Swap agreements outstanding as of September 30, 2011 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Pay	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (3)	Value (4)	(Received)	(Depreciation)
CMBX 1 2006-1	0.100%	10/12/52	CSF	$4,422,000	$308,677	$179,644	$129,033
CMBX 1 2006-1	0.100%	10/12/52	GSC	3,804,000	265,537	156,915	108,622

					$574,214	$336,559	$237,655

Credit Default Swaps on Credit Indices – Sell Protection (2)

							Upfront
	Fixed Deal						Premiums	Unrealized
	Receive		Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	Amount (3)	Value (4)	(Received)	(Depreciation)
CMBX NA AM 1	(0.500%	)	10/12/52	CSF	$1,783,000	($288,634)	($165,485)	($123,149)
CMBX NA AM 1	(0.500%	)	10/12/52	GSC	1,572,000	(254,477)	(145,410)	(109,067)

						($543,111)	($310,895)	($232,216)

Total Credit Default Swaps						$31,103	$25,664	$5,439

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4) The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Depreciation
3-Month USD-LIBOR	BRC	Pay	0.000%	02/15/41	$26,310,000	($1,485,123)	($32,292)	($1,452,831)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Total Return Swaps

						Upfront
						Premiums
		Counter-	Expiration	Notional		Paid	Unrealized
Receive Total Return	Pay	party	Date	Amount	Value	(Received)	Depreciation
Interest from Fannie Mae 30-Year IO 5.500%	1-Month USD-LIBOR	GSC	01/12/39	$8,453,720	($157,856)	($8,037)	($149,819)
Interest from Fannie Mae 30-Year IO 6.000%	1-Month USD-LIBOR	GSC	01/12/39	15,894,724	(265,535)	25,100	(290,635)

					($423,391)	$17,063	($440,454)

Total Swap Agreements					($1,877,411)	$10,435	($1,887,846)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$1,620,254	$1,620,254	$-	$-
	Corporate Bonds & Notes	984,730,311	-	981,621,605	3,108,706
	Senior Loan Notes	59,903,869	-	59,903,869	-
	Mortgage-Backed Securities	1,562,392,111	-	1,530,027,903	32,364,208
	Asset-Backed Securities	146,377,746	-	137,621,257	8,756,489
	U.S. Government Agency Issues	167,213,677	-	167,213,677	-
	U.S. Treasury Obligations	97,945,586	-	97,945,586	-
	Foreign Government Bonds & Notes	83,643,009	-	83,643,009	-
	Municipal Bonds	47,518,123	-	23,073,003	24,445,120
	Short-Term Investments	589,829,578	-	589,829,578	-
	Derivatives:
	Credit Contracts
	Swaps	574,214	-	574,214	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,376,365	-	5,376,365	-
	Interest Rate Contracts
	Futures	26,285,000	26,285,000	-	-
	Purchased Options	77,350	77,350	-	-

	Total Interest Rate Contracts	26,362,350	26,362,350	-	-

	Total Assets - Derivatives	32,312,929	26,362,350	5,950,579	-

	Total Assets	3,773,487,193	27,982,604	3,676,830,066	68,674,523

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(543,111)	-	(543,111)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,831,236)	-	(1,831,236)	-
	Interest Rate Contracts
	Futures	(8,301,703)	(8,301,703)	-	-
	Swaps	(1,908,514)	-	(1,908,514)	-
	Written Options	(1,171,549)	(1,171,549)	-	-

	Total Interest Rate Contracts	(11,381,766)	(9,473,252)	(1,908,514)	-

	Total Liabilities - Derivatives	(13,756,113)	(9,473,252)	(4,282,861)	-

	Total Liabilities	(13,756,113)	(9,473,252)	(4,282,861)	-

	Total	$3,759,731,080	$18,509,352	$3,672,547,205	$68,674,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

					Derivatives
					Interest
	Corporate	Mortgage-Backed	Asset-Backed	Municipal	Rate Contracts
	Bonds & Notes	Securities	Securities	Bonds	Swaps	Total
Value, Beginning of Period	$-	$5,758,655	$19,187,141	$17,732,124	$14,263	$42,692,183
Purchases	2,390,644	6,348,340	3,323,900	9,595,750	-	21,658,634
Sales	-	(857,119)	(11,439,350)	(4,075,000)	(5,265)	(16,376,734)
Accrued Discounts (Premiums)	(618)	(15,610)	1,650,879	44,646	-	1,679,297
Net Realized Gains (Losses)	-	9,387	162,927	368,930	(427,986)	113,258
Change in Net Unrealized Appreciation (Depreciation)	(40,907)	(26,967)	(1,200,910)	778,670	418,988	(71,126)
Transfers In	759,587	24,894,465	-	-	-	25,654,052
Transfers Out	-	(3,746,943)	(2,928,098)	-	-	(6,675,041)

Value, End of Period	$3,108,706	$32,364,208	$8,756,489	$24,445,120	$-	$68,674,523

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($40,907)	($38,048)	($1,442,313)	$778,670	$-	($742,598)

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.3%

Consumer Discretionary - 0.3%

Euramax Holdings Inc ‘A’ * ◊	947	$278,299
Metro-Goldwyn-Mayer Studios Inc * ◊	178,408	3,255,946

		3,534,245

Total Common Stocks
(Cost $4,342,094)		3,534,245

	Principal
	Amount
CORPORATE BONDS & NOTES - 1.9%

Consumer Discretionary - 0.5%

CCO Holdings LLC 7.875% due 04/30/18	$1,000,000	1,022,500
Chrysler Group LLC 8.250% due 06/15/21 ~	1,000,000	775,000
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	1,000,000	1,027,500
Ford Motor Co 7.450% due 07/16/31	1,000,000	1,136,086
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	1,000,000	1,005,000
Toys R Us Property Co I LLC 10.750% due 07/15/17	1,000,000	1,062,500

		6,028,586

Energy - 0.2%

Berry Petroleum Co 6.750% due 11/01/20	1,000,000	957,500
OGX Petroleo e Gas Participacoes SA (Brazil) 8.500% due 06/01/18 ~	1,000,000	905,000
Oil States International Inc 6.500% due 06/01/19 ~	1,000,000	982,500

		2,845,000

Financials - 0.2%

CIT Group Inc 7.000% due 05/01/17	1,000,000	971,250
General Motors Acceptance Corp 8.000% due 12/31/18	1,000,000	915,000

		1,886,250

Health Care - 0.2%

HCA Inc 7.500% due 02/15/22	1,000,000	925,000
Warner Chilcott Co LLC 7.750% due 09/15/18	1,000,000	960,000

		1,885,000

Industrials - 0.3%

Huntington Ingalls Industries Inc 7.125% due 03/15/21 ~	1,000,000	932,500
International Lease Finance Corp 8.750% due 03/15/17	1,000,000	1,007,500
TransDigm Group Inc 7.750% due 12/15/18	1,000,000	1,022,500

		2,962,500

Information Technology - 0.2%

EH Holding Corp 6.500% due 06/15/19 ~	1,000,000	967,500
Equinix Inc 7.000% due 07/15/21	1,000,000	998,750

		1,966,250

Materials - 0.1%

Sealed Air Corp
8.375% due 09/15/21 ~	1,000,000	1,012,500

Telecommunication Services - 0.1%

Sprint Capital Corp
6.900% due 05/01/19	1,000,000	865,000

Utilities - 0.1%

The AES Corp
7.375% due 07/01/21 ~	1,000,000	950,000

Total Corporate Bonds & Notes
(Cost $20,752,748)		20,401,086

SENIOR LOAN NOTES - 93.3%

Consumer Discretionary - 34.1%

1-800 Contacts Inc 7.700% due 03/04/15 §	1,799,187	1,781,195
Acosta Inc 4.750% due 03/01/18 §	1,620,938	1,565,623
Advantage Sales & Marketing Inc Term B 5.250% due 12/18/17 §	2,406,812	2,330,095
Affinion Group Inc Term B 5.000% due 10/10/16 §	4,145,985	3,781,482
Alliance Laundry Systems LLC Term B 6.250% due 09/30/16 §	891,228	882,316
Allied Security Holdings LLC (1st Lien) 5.000% due 02/03/17 §	721,375	710,554
Allison Transmission Inc Term B 2.980% due 08/07/14 §	8,551,050	8,072,191
Altegrity Inc
2.981% due 02/21/15 §	2,375,049	2,137,544
Tranche D
7.750% due 02/20/15 §	952,743	933,688
AMC Entertainment Inc Term B2 (Extended) 3.503% due 12/16/16 §	1,973,890	1,886,299
AMC Networks Inc Term B 4.000% due 12/31/18 §	1,745,625	1,691,802
Ameristar Casinos Inc Term B 4.000% due 04/13/18 §	1,318,375	1,277,176
AMSCAN Holdings Inc Term B 6.750% due 12/04/17 §	2,004,750	1,966,535
ARAMARK Corp
2.244% due 01/27/14 §	2,105,790	2,049,634
(Extended Letter of Credit)
0.089% due 07/26/16 §	307,355	298,646
(Synthetic Letter of Credit)
2.114% due 01/27/14 §	169,638	165,115
Term B (Extended)
3.619% due 07/26/16 §	4,673,529	4,541,114
Ascend Learning LLC Term B 7.010% due 12/06/16 §	1,439,126	1,389,956
Asurion Corp
(1st Lien)
5.500% due 05/24/18 §	7,713,920	7,313,761
(2nd Lien)
9.000% due 05/24/19 §	500,000	479,844
Atlantic Broadband Finance LLC Term B 4.000% due 03/08/16 §	1,672,472	1,620,207
Autoparts Holdings Ltd (1st Lien) 6.500% due 07/28/17 §	525,000	522,375
BARBRI Review Courses Inc Term B 6.000% due 06/16/17 §	950,000	926,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

BBHI Acquisition LLC Term B 4.500% due 12/14/17 §	$1,612,813	$1,562,412
Brickman Group Holdings Inc Term B 7.250% due 10/14/16 §	2,506,063	2,481,002
Burger King Corp Term B 4.500% due 10/19/16 §	6,674,563	6,453,468
Caesars Entertainment Operating Co
Term B1
3.253% due 01/28/15 §	4,000,000	3,368,752
Term B3
3.369% due 01/28/15 §	2,460,928	2,071,794
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	1,646,094	1,617,287
Catalina Marketing Corp 2.989% due 10/01/14 §	9,976,906	9,403,234
Cedar Fair LP Term B 4.000% due 12/15/17 §	1,929,578	1,903,650
Cengage Learning Acquisitions Inc 2.490% due 07/03/14 §	3,326,454	2,639,777
Cequel Communications LLC 2.224% due 11/05/13 §	11,826,165	11,431,964
Charter Communications Operating LLC (Extended) 3.500% due 09/06/16 §	9,849,624	9,554,135
Chrysler Group LLC 6.000% due 05/24/17 §	5,586,000	4,918,009
Cinedigm Digital Funding I LLC 5.250% due 04/29/16 §	909,352	872,978
Cinemark USA Inc (Extended) 3.509% due 04/29/16 §	2,954,887	2,900,222
ClubCorp Operations Inc Term B 6.000% due 11/09/16 §	2,311,294	2,236,177
Crown Media Holdings Inc Term B 5.750% due 07/14/18 §	675,000	658,125
Cumulus Media Inc 5.750% due 09/17/18 §	5,425,000	5,133,406
Dave & Buster’s Inc 5.500% due 05/12/16 §	1,975,000	1,930,563
Delphi Corp Term B 3.500% due 03/31/17 §	2,480,263	2,458,561
Denny’s Inc Term B 5.250% due 09/30/16 §	1,715,000	1,712,856
DineEquity Inc Term B 4.250% due 10/19/17 §	2,027,898	1,973,398
Dollar General Corp Tranche B2 2.982% due 07/07/14 §	1,524,587	1,512,041
Dunkin’ Brands Inc Term B2 4.000% due 11/23/17 §	6,881,669	6,672,349
Education Management LLC Term C 2.125% due 06/03/13 §	5,237,656	4,903,755
Emergency Medical Services due 05/25/18 ¥	997,494	951,567
Entercom Communication LLC Term A 1.437% due 06/30/12 §	2,290,190	2,204,308
Federal-Mogul Corp
Term B
2.159% due 12/29/14 §	10,955,537	10,124,745
Term C
2.166% due 12/28/15 §	5,685,525	5,254,374
FoxCo Acquisition Sub LLC Term B 4.750% due 07/14/15 §	1,140,802	1,088,516
FTD Inc 4.750% due 06/06/18 §	1,670,813	1,637,396
General Nutrition Centers Inc Term B 4.250% due 03/02/18 §	6,637,500	6,441,143
Getty Images Inc 5.250% due 11/07/16 §	2,451,722	2,442,528
Go Daddy Group Inc due 09/29/17 ¥	1,950,000	1,850,940
Harbor Freight Tools USA Inc (1st Lien) 6.500% due 12/22/17 §	2,338,776	2,313,926
HHI Holdings LLC Term B 7.002% due 03/21/17 §	646,750	617,646
Insight Midwest Holdings LLC (Initial Term Loan) 1.981% due 04/07/14 §	1,348,148	1,327,083
Instant Web Inc
(Delayed Draw Term Loan)
3.614% due 08/07/14 §	210,757	191,789
Term B
3.614% due 08/07/14 §	2,021,806	1,839,843
Interactive Data Corp Term B 4.500% due 02/12/18 §	3,870,674	3,735,201
Isle of Capri Casinos Inc Term B 4.750% due 11/01/13 §	1,194,000	1,174,598
J Crew Operating Corp Term B 4.750% due 03/07/18 §	4,214,438	3,771,922
Jo-Ann Stores Inc 4.750% due 03/16/18 §	3,790,500	3,534,641
Language Line LLC Term B 6.250% due 06/20/16 §	2,750,251	2,612,738
Las Vegas Sands LLC
(Extended Delayed Draw Term Loan)
2.740% due 11/23/16 §	697,149	652,706
Term B (Extended)
2.740% due 11/23/16 §	3,450,179	3,232,079
Laureate Education Inc (Extended) 5.250% due 08/15/18 §	2,985,000	2,706,401
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	3,102,750	3,017,424
LodgeNet Entertainment Corp 6.500% due 04/04/14 §	857,976	741,077
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,950,000	3,816,688
Mediacom LLC Tranche E 4.500% due 10/23/17 §	5,927,475	5,764,469
Meritas LLC (1st Lien) 7.500% due 07/28/17 §	1,048,125	1,011,441
Michaels Stores Inc
Term B1
2.552% due 10/31/13 §	6,480,355	6,213,941
Term B2
4.802% due 07/31/16 §	7,805,554	7,464,061
Midcontinent Communications Term B 5.250% due 12/30/16 §	1,980,000	1,923,901
Miramax Films NY LLC (1st Lien) 7.974% due 05/20/16 §	1,090,000	1,090,681
National Bedding Co LLC (Extended 1st Lien Term Loan) 3.880% due 11/28/13 §	4,444,467	4,383,356
Nelson Education Ltd 2.869% due 07/03/14 §	2,294,056	1,806,569
Nexstar Broadcasting Inc Term B 5.000% due 09/30/16 §	994,979	977,567
Orbitz Worldwide Inc 3.266% due 07/25/14 §	2,879,225	2,528,918
OSI Restaurant Partners LLC
(Revolving Letter of Credit)
2.499% due 06/14/13 §	674,611	629,497
Term B
2.563% due 06/14/14 §	6,915,948	6,453,444
Penn National Gaming Inc Term B 3.750% due 07/16/18 §	1,471,313	1,459,664
Petco Animal Supplies Inc 4.500% due 11/24/17 §	3,108,750	2,950,073
Phillips-Van Heusen Corp Term B1 3.500% due 05/06/16 §	1,739,916	1,737,524
Pilot Travel Centers LLC Term B 4.250% due 03/30/18 §	2,291,250	2,269,293

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Protection One Alarm Monitoring Inc Term B 6.000% due 06/04/16 §	$4,360,256	$4,294,853
Raycom TV Broadcasting Inc Term B 4.500% due 05/31/17 §	1,122,188	1,066,078
RE/MAX International Inc 5.500% due 04/15/16 §	1,836,665	1,809,115
Regal Cinemas Inc Term B 3.369% due 08/23/17 §	6,352,000	6,189,230
RGIS Holdings LLC
(Delayed Draw Term Loan)
2.869% due 04/30/14 §	100,287	94,771
Term B
2.869% due 04/30/14 §	2,005,733	1,895,418
Sabre Inc Term B 2.243% due 09/30/14 §	13,918,120	11,741,479
Sagittarius Restaurants LLC Term B 7.515% due 05/18/15 §	987,188	960,040
Savers Inc Term B 4.250% due 03/03/17 §	2,528,751	2,497,141
SeaWorld Parks & Entertainment Inc
Term A
2.989% due 02/17/16 §	11,548	11,202
Term B
4.000% due 08/17/17 §	912,238	888,291
ServiceMaster Co
2.744% due 07/24/14 §	4,488,572	4,214,769
(Delayed Draw Term Loan)
2.740% due 07/24/14 §	446,995	419,728
Six Flags Theme Parks Inc Term B (Add on) 5.250% due 06/30/16 §	3,835,065	3,799,111
SRAM LLC Term B 4.755% due 06/07/18 §	1,630,909	1,573,827
SymphonyIRI Group Inc Term B 5.000% due 12/01/17 §	1,072,313	1,042,824
Tenneco Inc Tranche B 4.739% due 06/03/16 §	1,975,000	1,945,375
The Goodyear Tire & Rubber Co (2nd Lien) 1.940% due 04/30/14 §	5,110,000	4,947,119
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	3,900,000	3,625,374
TI Automotive Ltd 9.500% due 07/29/16 §	990,000	992,475
Town Sports International Inc 7.000% due 05/04/18 §	1,280,500	1,239,950
Travelport LLC
(Extended Delayed Draw Term Loan)
4.746% due 08/21/15 §	2,091,118	1,852,381
Term B (Extended)
4.746% due 08/21/15 §	2,975,123	2,635,462
Tranche S
4.869% due 08/21/15 §	768,384	680,660
Univision Communications Inc
(Extended)
4.489% due 03/31/17 §	5,523,494	4,706,475
(Initial Term Loan)
2.239% due 09/29/14 §	5,523,494	4,991,858
USI Holdings Corp (Incremental Term Loan) 7.000% due 05/05/14 §	3,547,600	3,432,303
Veyance Technologies Inc
(Delayed Draw Term Loan)
2.740% due 07/31/14 §	248,628	223,532
(Initial Term Loan)
2.740% due 07/31/14 §	1,735,873	1,560,660
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,781,487	2,558,969
VML U.S. Finance LLC
Term B
4.740% due 05/27/13 §	9,765,596	9,742,403
Term B (Delayed Draw Term Loan)
4.740% due 05/25/12 §	2,464,215	2,458,363
Warnaco Inc 3.750% due 06/15/18 §	648,375	637,028
Weather Channel Term B 4.250% due 02/13/17 §	8,079,400	7,991,876
Wendy’s/Arby’s Restaurants LLC Term B 5.000% due 05/24/17 §	1,125,752	1,123,407
Zuffa LLC Term B 2.250% due 06/19/15 §	2,931,727	2,763,153

		357,245,695

Consumer Staples - 7.6%

Dean Foods Co
Term A (Extended)
3.240% due 04/02/14 §	2,884,615	2,798,980
Tranche B
1.870% due 04/02/14 §	989,637	969,845
Del Monte Foods Co 4.500% due 03/08/18 §	9,650,813	8,954,748
Dole Food Co Inc
Tranche B2
5.045% due 07/06/18 §	1,274,306	1,257,581
Tranche C2
5.057% due 07/06/18 §	2,366,569	2,335,508
Earthbound Holdings III LLC Term B 5.500% due 12/21/16 §	918,063	895,111
JBS USA Holdings Inc 4.250% due 05/25/18 §	4,837,875	4,644,360
JRD Holdings Inc 2.497% due 07/02/14 §	2,670,386	2,590,274
KIK Custom Products Inc
(1st Lien)
2.510% due 06/02/14 §	3,616,277	3,055,754
(2nd Lien)
5.264% due 11/28/14 §	2,500,000	1,609,375
(Canadian Term Loan)
2.510% due 06/02/14 §	621,820	525,438
Michael Foods Group Inc 4.250% due 02/23/18 §	936,140	904,838
NBTY Inc Term B 4.250% due 10/02/17 §	3,749,175	3,640,216
Pierre Foods Inc (1st Lien) 7.000% due 09/30/16 §	3,119,741	3,057,346
Pinnacle Foods Holdings Corp
Tranche B
2.722% due 04/02/14 §	3,991,505	3,801,908
Tranche D
6.000% due 04/02/14 §	1,082,190	1,080,161
Prestige Brands Inc Term B 4.750% due 03/24/16 §	1,673,603	1,641,525
Reynolds Group Holdings Inc
Tranche B
6.500% due 02/09/18 §	8,109,250	7,874,082
Tranche C
6.500% due 08/09/18 §	3,675,000	3,566,282
Rite Aid Corp
Term B
1.983% due 06/04/14 §	5,789,689	5,384,411
Tranche 5
4.500% due 03/02/18 §	2,721,365	2,530,870
Roundy’s Supermarkets Inc (Extended) 7.000% due 11/03/13 §	4,927,595	4,785,927
Spectrum Brands Inc Term B 5.001% due 06/17/16 §	3,862,034	3,821,803
SUPERVALU Inc Term B3 4.500% due 04/28/18 §	6,094,375	5,646,182
U.S. Foodservice Inc Term B 2.737% due 07/03/14 §	2,478,006	2,292,931

		79,665,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Energy - 2.3%

Aquilex Holdings LLC 6.000% due 04/01/16 §	$876,892	$769,473
Big West Oil LLC 7.000% due 03/31/16 §	600,000	598,500
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	283,705	286,365
Term C
9.000% due 06/23/17 §	5,381,875	5,523,149
Frac Tech International LLC Term B 6.250% due 05/06/16 §	4,676,020	4,604,907
Gibson Energy Term B 5.750% due 06/14/18 §	2,668,313	2,604,940
MEG Energy Corp Term B 4.000% due 03/16/18 §	1,575,000	1,545,863
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	5,837,710	5,866,898
Sheridan Production Partners I LLC
6.500% due 04/20/17 §	1,619,357	1,587,981
Term 1A
6.500% due 04/20/17 §	214,578	210,421
Term 1M
6.500% due 04/20/17 §	131,065	128,526

		23,727,023

Financials - 6.2%

Asset Acceptance Capital Corp Term B 3.741% due 06/05/13 §	2,208,875	2,153,653
BRSP LLC Term B 7.500% due 06/04/14 §	1,979,419	1,954,676
Citco III Ltd Term B 6.250% due 06/29/18 §	2,144,625	2,042,755
CNO Financial Group Inc Term B 6.250% due 09/30/16 §	1,346,617	1,341,006
DSW Holdings Inc 4.239% due 03/02/12 §	13,775,000	12,638,563
Fifth Third Processing Solutions LLC Term B1 4.500% due 11/03/16 §	4,081,490	3,959,045
First Data Corp
Term B (Extended)
4.235% due 03/23/18 §	1,634,332	1,349,857
Term B1
2.985% due 09/24/14 §	3,982,184	3,498,846
HarbourVest Partners LLC Term B 6.250% due 12/14/16 §	1,477,630	1,470,242
HUB International Holdings Inc
(Delayed Draw Term Loan)
2.869% due 06/13/14 §	1,054,259	977,825
(Initial Term Loan)
2.869% due 06/13/14 §	4,689,981	4,349,957
Term B (Add on)
6.750% due 06/13/14 §	3,920,000	3,846,500
iPayment Inc Term B 5.750% due 05/08/17 §	1,201,667	1,168,621
LPL Holdings Inc (Add on) 5.250% due 06/28/17 §	2,821,290	2,824,817
Mondrian Investment Partners Ltd 5.500% due 07/12/18 §	1,677,614	1,639,867
MSCI Inc Term B1 3.750% due 03/14/17 §	5,954,132	5,946,689
Nuveen Investments Inc
(1st Lien)
3.319% due 11/13/14 §	2,305,800	2,125,948
(Extended)
5.819% due 05/12/17 §	5,444,200	5,071,272
Shield Finance Co SARL Term B 7.752% due 06/15/16 §	1,130,938	1,108,319
TransUnion LLC Term B 4.750% due 02/12/18 §	5,970,000	5,840,648

		65,309,106

Health Care - 13.5%

Alere Inc Term B 4.500% due 06/30/17 §	3,125,000	3,023,438
Alliance HealthCare Services Inc Term B 7.250% due 06/01/16 §	1,870,379	1,707,656
Aptalis Pharma Inc Term B 5.500% due 02/10/17 §	1,761,687	1,576,710
Ardent Medical Services Inc (1st Lien) 6.500% due 09/15/15 §	872,785	853,147
Aveta Holdings LLC
Term MMM
8.500% due 04/14/15 §	682,564	669,766
Term NAMM
8.500% due 04/14/15 §	682,564	669,766
Bausch & Lomb Inc
3.590% due 04/24/15 §	3,972,895	3,839,430
(Delayed Draw Term Loan)
3.489% due 04/24/15 §	968,286	935,757
Biomet Inc Term B 3.314% due 03/25/15 §	10,840,920	10,409,224
Capsugel Healthcare Ltd 5.250% due 08/01/18	1,675,000	1,654,587
CareStream Health Inc Term B 5.000% due 02/25/17 §	1,915,282	1,612,030
Community Health Systems Inc
(Non Extended Delayed Draw)
2.569% due 07/25/14 §	489,104	458,874
(Non Extended)
2.569% due 07/25/14 §	9,518,964	8,930,635
Term B (Extended)
3.819% due 01/25/17 §	5,771,961	5,319,826
ConvaTec Inc 5.750% due 12/22/16 §	868,438	832,614
DaVita Inc Term B 4.500% due 10/20/16 §	3,845,938	3,800,267
DJO Finance LLC Term B 3.239% due 05/20/14 §	4,159,762	3,950,476
Endo Pharmaceuticals Holdings Inc Term B 4.000% due 6/18/18 §	1,548,938	1,545,342
Fresenius U.S. Finance I Inc
Term D1
3.500% due 09/10/14 §	1,156,542	1,142,808
Term D2
3.500% due 09/10/14 §	806,984	796,897
Grifols Inc Term B 6.000% due 06/01/17 §	2,793,000	2,745,519
Hanger Orthopedic Group Inc Term C 4.000% due 12/01/16 §	1,863,425	1,802,864
HCA Inc
Term B2 (Extended)
3.619% due 03/31/17 §	3,000,000	2,833,749
Term B3 (Extended)
3.619% due 05/01/18 §	10,397,103	9,797,647
Health Management Associates Inc Term B 2.119% due 02/28/14 §	13,168,329	12,427,610
Iasis Healthcare LLC 5.000% due 05/03/18 §	2,114,375	1,979,584
Immucor Inc Term B 7.250% due 08/17/18 §	925,000	914,594
IMS Health Inc Term B 4.500% due 08/25/17 §	5,663,710	5,571,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
inVentiv Health Inc
(Combined)
6.500% due 08/04/16 §	$4,329,635	$4,178,097
Term B3 (Incremental)
6.750% due 05/15/18 §	1,670,813	1,601,891
Kindred Healthcare Inc 5.250% due 06/01/18 §	2,344,125	2,180,036
MedAssets Inc 5.250% due 11/16/16 §	1,119,356	1,099,067
Medpace Inc 6.503% due 06/22/17 §	1,122,188	1,071,689
Multiplan Inc Term B 4.750% due 08/26/17 §	6,254,808	5,906,884
Prime Healthcare Services Inc Term B 7.250% due 04/22/15 §	2,477,424	2,378,327
Quintiles Transnational Corp Term B 5.000% due 06/08/18 §	5,486,250	5,189,076
Renal Advantage Holdings Inc Term B 5.750% due 12/16/16 §	967,688	965,873
Res-Care Inc Term B 7.250% due 12/22/16 §	1,091,750	1,058,998
RPI Finance Trust Tranche 2 4.000% due 05/09/18 §	4,563,563	4,529,336
Select Medical Corp Term B 5.500% due 05/25/18 §	3,790,500	3,449,355
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	1,845,375	1,766,177
Universal Health Services Inc Term B 4.000% due 11/15/16 §	2,583,109	2,510,997
Vanguard Health Holding Co II LLC
due 01/29/16 ¥	2,000,000	1,970,000
Term B
5.000% due 01/29/16 §	3,476,325	3,424,180
Warner Chilcott Co LLC
Term A
3.750% due 03/17/16 §	713,000	692,947
Term B1
4.250% due 03/15/18 §	2,490,343	2,428,084
Term B2
4.250% due 03/15/18 §	1,245,171	1,214,042
WC Luxco SARL Term B3 4.250% due 03/15/18 §	1,712,111	1,669,308

		141,086,856

Industrials - 9.2%

Alliant Holdings I Inc
(Incremental Term Loan)
8.000% due 08/21/14 §	2,085,401	2,106,255
Term B
3.369% due 08/21/14 §	1,680,591	1,613,368
Alpha D2 Ltd
(2nd Lien)
3.901% due 06/30/14 §	2,000,000	1,728,000
Term B
2.651% due 12/31/13 §	2,380,607	2,149,347
Term B2
2.652% due 12/31/13 §	1,513,488	1,366,463
Armstrong World Industries Inc Term B 4.000% due 03/09/18 §	845,750	822,492
BakerCorp International Inc Term B 5.000% due 06/01/18 §	2,075,000	2,008,428
Bombardier Recreational Products Inc 2.750% due 06/28/13 §	4,083,245	3,904,603
Brand Energy & Infrastructure Services Inc 2.624% due 02/07/14 §	3,061,023	2,793,183
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,467,625	1,375,898
CSC Holdings Inc B2 (Incremental Term Loan) 1.985% due 03/29/16 §	1,968,750	1,926,300
DAE Aviation Holdings Inc
Tranche B1
5.260% due 07/31/14 §	2,280,424	2,135,047
Tranche B2
5.260% due 07/31/14 §	2,185,428	2,046,107
Delos Aircraft Inc Term B2 7.000% due 03/17/16 §	2,000,000	2,005,000
Ducommun Inc 5.500% due 06/28/17 §	698,250	682,539
DynCorp International LLC Term B 6.297% due 07/05/16 §	1,086,251	1,069,957
Edwards (Cayman Islands II) Ltd Term B 5.500% due 05/31/16 §	1,563,188	1,447,902
Evergreen International Aviation Inc 11.500% due 07/05/16 §	1,175,000	1,081,000
Goodman Global Holdings Inc (1st Lien) 5.750% due 10/28/16 §	2,164,188	2,149,309
Houghton International Inc Term B 6.750% due 01/29/16 §	1,040,248	1,031,146
Husky Injection Molding Systems due 06/30/18 ¥	1,000,000	972,917
International Lease Finance Corp Term B1 6.750% due 03/17/15 §	4,000,000	4,013,332
JMC Steel Group Inc 4.750% due 04/03/17 §	870,625	843,962
KAR Auction Services Inc Term B 5.000% due 05/19/17 §	3,665,813	3,558,129
Metaldyne Co LLC Term B 5.250% due 05/18/17 §	1,915,375	1,857,914
Nielsen Finance LLC
Class A
2.226% due 08/09/13 §	2,364,389	2,300,846
Class B
3.976% due 05/02/16 §	12,259,284	11,891,506
Pelican Products Inc Term B 5.000% due 03/07/17 §	992,500	963,966
Rexnord Corp Term B2 2.500% due 07/19/13 §	1,343,261	1,296,807
Sedgwick CMS Holdings due 12/30/16 ¥	1,497,685	1,424,673
Sensata Technologies Finance Co LLC 4.000% due 05/11/18 §	4,513,688	4,406,487
Sensus USA Inc (1st Lien) 4.755% due 05/09/17 §	870,625	837,977
Ship U.S. Bidco Inc Term B2 5.250% due 10/15/17 §	1,000,000	965,625
Swift Transportation Co Inc Term B 6.000% due 12/21/16 §	3,580,368	3,490,859
Synagro Technologies Inc Term B 2.230% due 04/02/14 §	1,771,619	1,525,807
TASC Inc Term B 4.500% due 12/18/15 §	1,842,106	1,770,725
Terex Corp Term B 5.500% due 04/28/17 §	925,000	908,668
The Hertz Corp Term B 3.750% due 03/09/18 §	4,502,375	4,281,948
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	872,813	854,629
Tomkins LLC Term B 4.250% due 09/21/16 §	2,568,628	2,526,087
Transdigm Inc Term B 4.000% due 02/14/17 §	2,828,625	2,770,285
TriMas Corp Term B 4.250% due 06/21/17 §	1,346,625	1,323,059
U.S. Security Holdings Inc 6.000% due 07/28/17 §	795,150	777,259

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
VWR Funding Inc 2.739% due 06/30/14 §	$4,985,951	$4,678,482
Wesco Aircraft Hardware Corp Term B 4.250% due 04/07/17 §	522,429	520,469

		96,204,762

Information Technology - 7.3%

Aeroflex Inc Term B 4.250% due 05/09/18 §	872,813	844,446
Applied Systems Inc (1st Lien) 5.500% due 12/08/16 §	1,836,125	1,794,812
Aspect Software Inc Term B 6.250% due 05/06/16 §	4,506,032	4,483,502
Attachmate Corp Term B 6.500% due 04/27/17 §	3,000,000	2,897,814
Booz Allen Hamilton Inc Term B 4.000% due 08/03/17 §	597,000	594,295
CCC Information Services Inc Term B 5.500% due 11/11/15 §	1,865,625	1,832,977
ClientLogic Corp (Extended) 6.996% due 01/30/17 §	2,102,207	1,986,586
CommScope Inc Term B 5.000% due 01/14/18 §	3,955,125	3,880,966
Dealer Computer Services Inc Term B 3.750% due 04/20/18 §	5,037,375	4,936,628
DG FastChannel Inc Term B 5.750% due 07/26/18 §	2,100,000	2,089,500
Eagle Parent Inc 5.000% due 05/16/18 §	3,341,625	3,126,508
Fidelity National Information Solutions Inc Term B 5.250% due 07/18/16 §	3,267,000	3,271,084
Freescale Semiconductor Inc Term B (Extended) 4.472% due 12/01/16 §	5,057,497	4,646,576
IAP Worldwide Services Inc (1st Lien) 9.250% due 12/28/12 §	3,879,331	3,806,594
Infor Enterprise Solutions Holdings Inc
(Extended Delayed Draw Term Loan)
5.990% due 07/28/15 §	1,366,651	1,270,985
(Extended Initial Term Loan)
5.990% due 07/28/15 §	2,573,286	2,394,443
Mercury Payment Systems Canada LLC Term B 6.500% due 07/03/17 §	872,813	868,448
Microsemi Corp Term B 4.000% due 11/02/17 §	1,042,125	1,037,566
NDS Finance Ltd Term B 4.000% due 03/12/18 §	1,716,375	1,649,865
Network Solutions LLC Term B 2.490% due 03/07/14 §	744,090	740,370
NXP BV 4.500% due 03/03/17 §	1,994,987	1,877,782
SafeNet Inc Term B 2.739% due 04/12/14 §	448,103	428,685
Serena Software Inc (Extended) 4.336% due 03/10/16 §	2,269,173	2,081,966
SkillSoft Corp Term B 6.500% due 05/26/17 §	978,386	962,487
SoftLayer Technologies Inc Term B 7.250% due 11/05/16 §	843,625	822,534
Spansion LLC Term B 4.750% due 02/09/15 §	3,211,625	3,143,378
SS&C Technologies Inc 2.240% due 11/23/12 §	2,352,133	2,287,449
SunGard Data Systems Inc
(Incremental Term Loan)
3.726% due 02/28/14 §	6,400,759	6,256,742
Tranche B
3.892% due 02/26/16 §	7,449,383	7,176,237
Sunquest Information Systems Inc 6.250% due 12/16/16 §	972,563	955,543
Vertafore Inc 5.250% due 07/29/16 §	1,210,852	1,168,472
Wyle Services Corp Term B 5.750% due 03/27/17 §	1,122,592	1,077,688

		76,392,928

Materials - 6.3%

Arizona Chemical Inc Term B 4.750% due 11/21/16 §	428,830	422,129
Ashland Inc Term B 3.750% due 08/23/18 §	2,800,000	2,783,500
Berry Plastics Corp Term C 2.229% due 04/03/15 §	3,447,148	3,156,602
BWAY Corp
Term B
4.500% due 02/23/18 §	1,065,737	1,025,772
Term C (Canadian Term Loan)
4.500% due 02/23/18 §	94,620	91,071
Consolidated Container Co LLC
2.500% due 03/28/14 §	1,965,823	1,833,130
(2nd Lien)
5.750% due 09/28/14 §	2,000,000	1,630,000
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	4,557,250	4,494,588
General Chemical Corp 5.002% due 10/06/15 §	758,353	733,706
Graphic Packaging International Inc Term C 2.993% due 05/16/14 §	5,344,010	5,255,262
Huntsman International LLC
1.766% due 04/21/14 §	756,902	721,327
Term B (Extended)
2.800% due 04/19/17 §	2,063,728	1,945,064
Ineos U.S. Finance LLC
Term B2
7.501% due 12/16/13 §	2,782,094	2,757,751
Term C2
8.001% due 12/16/14 §	3,020,356	2,993,928
MacDermid Inc Term B 2.239% due 04/11/14 §	4,163,395	4,048,901
Momentive Performance Materials Inc Term B (Extended) 3.750% due 05/05/15 §	3,943,085	3,696,643
Momentive Specialty Chemicals Inc
Term C1 (Extended)
4.000% due 05/05/15 §	687,161	647,076
Term C2 (Extended)
4.125% due 05/05/15 §	290,520	273,573
Term C7 (Extended)
4.125% due 05/05/15 §	3,318,542	3,102,837
Nalco Co Term B1 4.500% due 10/05/17 §	1,831,500	1,829,784
Noranda Aluminum Acquisition Corp Term B 1.989% due 05/16/14 §	1,169,839	1,143,518
Norit NV 7.500% due 07/07/17 §	1,625,000	1,584,375
Novelis Inc 3.750% due 03/10/17 §	3,523,375	3,452,907
OM Group Inc Term B 5.750% due 08/02/17 §	675,000	672,469
Omnova Solutions Inc Term B 5.750% due 05/31/17 §	669,938	649,839
Rockwood Specialties Group Inc Term B 3.750% due 02/09/18 §	2,935,250	2,929,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Sealed Air Corp due 09/23/18 ¥	$850,000	$852,338
Solutia Inc Term B 3.500% due 08/01/17 §	2,353,435	2,312,987
Styron SARL LLC Term B 6.000% due 08/02/17 §	2,431,625	2,216,426
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	648,375	643,512
Univar Inc Term B 5.000% due 06/30/17 §	3,974,975	3,729,850
Walter Energy Inc Term B 4.000% due 04/02/18 §	2,942,625	2,855,082

		66,484,960

Telecommunication Services - 4.5%

Alaska Communications Systems Holdings Inc Term B 5.500% due 10/21/16 §	2,357,188	2,267,320
Cellular South Inc Term B 4.500% due 07/27/17 §	1,097,250	1,069,819
Digicel International
Tranche A
2.875% due 03/30/12 §	4,185,367	4,169,672
Tranche A (Add on)
2.875% due 09/30/12 §	833,770	830,643
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	13,366,500	12,901,453
MetroPCS Wireless Inc Tranche B3 4.000% due 03/16/18 §	7,655,063	7,374,374
nTelos Inc Term B 4.000% due 08/07/15 §	1,969,880	1,922,274
SBA Finance 3.750% due 06/29/18 §	1,221,938	1,199,026
Syniverse Technologies Inc Term B 5.250% due 12/21/17 §	1,885,750	1,862,965
Telesat Canada
Term I
3.240% due 10/31/14 §	906,770	882,117
Term II
3.240% due 10/31/14 §	77,891	75,773
TowerCo Finance LLC Term B 5.250% due 02/02/17 §	870,625	856,477
UPC Financing Partnership
Term T
3.722% due 12/30/16 §	1,456,978	1,385,951
Term X
3.722% due 12/29/17 §	7,000,000	6,702,500
West Corp Term B4 4.570% due 07/15/16 §	3,914,174	3,796,749

		47,297,113

Utilities - 2.3%

Calpine Corp
4.500% due 04/02/18 §	4,552,125	4,316,553
Term B2
4.500% due 04/02/18 §	1,246,875	1,183,284
Dynegy Holdings Inc 9.250% due 08/04/16 §	1,900,000	1,868,184
EquiPower Resources Holdings LLC Term B 5.750% due 01/26/18 §	674,559	660,225
Mach Gen LLC (Letter of Credit) 2.250% due 02/22/13 §	776,504	710,501
NRG Energy Inc Term B 4.000% due 07/02/18 §	5,785,500	5,658,942
Texas Competitive Electric Holdings Co LLC (Extended) 4.750% due 10/10/17 §	9,414,018	6,339,758
The AES Corp 4.250% due 06/01/18 §	3,308,375	3,241,175

		23,978,622

Total Senior Loan Notes
(Cost $1,007,885,729)		977,392,521

SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $31,975,874; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $32,618,683)	31,975,848	31,975,848

Total Short-Term Investment
(Cost $31,975,848)		31,975,848

TOTAL INVESTMENTS - 98.6%
(Cost $1,064,956,419)		1,033,303,700

OTHER ASSETS & LIABILITIES, NET - 1.4%		14,838,893

NET ASSETS - 100.0%		$1,048,142,593

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Restricted securities as of September 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$278,299	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	3,255,946	0.3%

	$4,342,094	$3,534,245	0.3%

(c)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $153,337 or less than 0.1% of the net assets as of September 30, 2011, which could be extended at the option of the borrower:

	Unfunded Loan		Unrealized
Borrower	Commitment	Value	Depreciation
U.S. Security Holdings Inc (Delayed Draw Term Loan)	$153,337	$151,366	($1,971)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$3,534,245	$-	$3,534,245	$-
	Corporate Bonds & Notes	20,401,086	-	20,401,086	-
	Senior Loan Notes	977,392,521	-	977,392,521	-
	Short-Term Investment	31,975,848	-	31,975,848	-
	Unfunded Loan Commitment	151,366	-	151,366	-

	Total	$1,033,455,066	$-	$1,033,455,066	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.1%

The Goodyear Tire & Rubber Co	20,000	$779,000

Total Preferred Stocks
(Cost $1,000,000)		779,000

	Principal
	Amount
CORPORATE BONDS & NOTES - 88.3%

Consumer Discretionary - 17.9%

Allison Transmission Inc 7.125% due 05/15/19 ~	$3,000,000	2,730,000
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	6,000,000	5,940,000
Beazer Homes USA Inc 8.125% due 06/15/16	2,500,000	1,681,250
Belo Corp 8.000% due 11/15/16	4,000,000	4,240,000
Bresnan Broadband Holdings LLC 8.000% due 12/15/18 ~	2,500,000	2,531,250
Cablevision Systems Corp 8.625% due 09/15/17	5,000,000	5,231,250
CCO Holdings LLC
7.000% due 01/15/19	3,500,000	3,412,500
7.250% due 10/30/17	3,500,000	3,517,500
CDRT Merger Sub Inc 8.125% due 06/01/19 ~	3,000,000	2,790,000
Cedar Fair LP 9.125% due 08/01/18	6,000,000	6,225,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	2,000,000	1,290,000
13.250% due 07/15/15 ~	2,500,000	1,437,500
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	4,500,000	4,477,500
Chrysler Group LLC
8.000% due 06/15/19 ~	4,000,000	3,140,000
8.250% due 06/15/21 ~	4,000,000	3,100,000
CityCenter Holdings LLC
7.625% due 01/15/16 ~	4,000,000	3,780,000
10.750% due 01/15/17 ~	5,805,708	5,297,709
CKE Restaurants Inc 11.375% due 07/15/18	4,067,000	4,250,015
Clear Channel Communications Inc
5.500% due 12/15/16	6,275,000	2,353,125
9.000% due 03/01/21	1,500,000	1,121,250
11.000% due 08/01/16	4,000,000	2,040,000
Dana Holding Corp 6.750% due 02/15/21	8,000,000	7,640,000
DISH DBS Corp
6.750% due 06/01/21 ~	1,000,000	960,000
7.750% due 05/31/15	8,000,000	8,240,000
7.875% due 09/01/19	2,000,000	2,050,000
Ford Motor Co 7.450% due 07/16/31	3,000,000	3,408,258
Harrah’s Operating Co Inc
6.500% due 06/01/16	2,000,000	1,120,000
10.000% due 12/15/15	2,000,000	1,810,000
10.000% due 12/15/18	4,000,000	2,400,000
11.250% due 06/01/17	7,000,000	7,096,250
J.C. Penney Co Inc 7.125% due 11/15/23	2,000,000	2,030,000
Kabel BW Erste Beteiligungs GmbH (Germany) 7.500% due 03/15/19 ~	2,250,000	2,199,375
Limited Brands Inc 6.625% due 04/01/21	5,000,000	5,062,500
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	3,000,000	2,895,000
MGM MIRAGE
6.625% due 07/15/15	6,000,000	5,115,000
6.750% due 04/01/13	4,000,000	3,900,000
7.500% due 06/01/16	6,000,000	5,235,000
9.000% due 03/15/20	1,500,000	1,565,625
Michaels Stores Inc 11.375% due 11/01/16	5,500,000	5,596,250
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	2,000,000	970,000
Needle Merger Sub Corp 8.125% due 03/15/19 ~	6,000,000	5,250,000
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	4,000,000	4,020,000
QVC Inc 7.125% due 04/15/17 ~	3,500,000	3,675,000
Scientific Games Corp 8.125% due 09/15/18	3,000,000	2,962,500
Sears Holdings Corp 6.625% due 10/15/18	6,000,000	4,980,000
Sinclair Television Group Inc
8.375% due 10/15/18	2,000,000	1,980,000
9.250% due 11/01/17 ~	3,000,000	3,165,000
Sirius XM Radio Inc 8.750% due 04/01/15 ~	2,000,000	2,175,000
Standard Pacific Corp
8.375% due 05/15/18	7,000,000	5,985,000
8.375% due 01/15/21	3,000,000	2,467,500
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	5,000,000	5,112,500
The McClatchy Co 11.500% due 02/15/17	3,500,000	3,053,750
The ServiceMaster Co 10.750% due 07/15/15 ~	8,250,000	8,373,750
Toys R Us Property Co II LLC 8.500% due 12/01/17	11,750,000	11,515,000
Travelport LLC 9.875% due 09/01/14	4,000,000	2,640,000
TRW Automotive Inc 8.875% due 12/01/17 ~	3,000,000	3,210,000
Univision Communications Inc 8.500% due 05/15/21 ~	2,500,000	1,962,500
Wynn Las Vegas LLC
7.750% due 08/15/20	4,500,000	4,747,500
7.875% due 11/01/17	4,000,000	4,210,000
XM Satellite Radio Inc 7.625% due 11/01/18 ~	2,000,000	2,030,000

		223,394,107

Consumer Staples - 4.0%

Blue Merger Sub Inc 7.625% due 02/15/19 ~	5,500,000	4,675,000
NBTY Inc 9.000% due 10/01/18	5,000,000	5,143,750
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,510,000
Pilgrim’s Pride Corp 7.875% due 12/15/18 ~	4,000,000	3,070,000
Reynolds Group Issuer Inc
7.125% due 04/15/19 ~	2,500,000	2,337,500
7.875% due 08/15/19 ~	1,500,000	1,455,000
8.750% due 10/15/16 ~	2,000,000	2,015,000
9.000% due 05/15/18 ~	7,500,000	6,375,000
9.000% due 04/15/19 ~	11,250,000	9,618,750
Rite Aid Corp 9.500% due 06/15/17	3,000,000	2,385,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Smithfield Foods Inc 7.750% due 07/01/17	$5,000,000	$5,162,500
SUPERVALU Inc 7.500% due 11/15/14	3,000,000	2,955,000
U.S. Foodservice 8.500% due 06/30/19 ~	3,000,000	2,722,500

		49,425,000

Energy - 13.3%

Alpha Natural Resources Inc
6.000% due 06/01/19	2,500,000	2,343,750
6.250% due 06/01/21	2,000,000	1,877,500
Antero Resources Finance Corp
7.250% due 08/01/19 ~	1,750,000	1,671,250
9.375% due 12/01/17	4,000,000	4,180,000
Arch Coal Inc
7.000% due 06/15/19 ~	1,750,000	1,671,250
7.250% due 06/15/21 ~	9,000,000	8,707,500
8.750% due 08/01/16	4,000,000	4,260,000
Basic Energy Services Inc 7.750% due 02/15/19 ~	4,000,000	3,820,000
Bill Barrett Corp 7.625% due 10/01/19	3,000,000	2,955,000
Chaparral Energy Inc
8.250% due 09/01/21	3,000,000	2,752,500
8.875% due 02/01/17	2,000,000	1,950,000
Chesapeake Energy Corp
6.625% due 08/15/20	4,123,000	4,267,305
9.500% due 02/15/15	3,128,000	3,542,460
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	3,000,000	3,127,500
Complete Production Services Inc 8.000% due 12/15/16	5,250,000	5,276,250
Concho Resources Inc 7.000% due 01/15/21	3,990,000	3,990,000
Connacher Oil and Gas Ltd (Canada) 8.500% due 08/01/19 ~	5,000,000	3,875,000
CONSOL Energy Inc
8.000% due 04/01/17	4,000,000	4,200,000
8.250% due 04/01/20	2,000,000	2,115,000
Crosstex Energy LP 8.875% due 02/15/18	7,500,000	7,725,000
Denbury Resources Inc 9.750% due 03/01/16	3,000,000	3,255,000
EV Energy Partners LP 8.000% due 04/15/19 ~	4,000,000	3,880,000
EXCO Resources Inc 7.500% due 09/15/18	4,500,000	3,982,500
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	2,000,000	1,750,000
Exterran Holdings Inc 7.250% due 12/01/18 ~	2,000,000	1,930,000
Forest Oil Corp 7.250% due 06/15/19	5,000,000	4,950,000
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,020,000
7.750% due 11/01/15 ~	2,000,000	2,025,000
8.000% due 02/15/20 ~	4,000,000	4,090,000
Inergy LP
6.875% due 08/01/21	2,000,000	1,830,000
7.000% due 10/01/18	1,500,000	1,417,500
Key Energy Services Inc 6.750% due 03/01/21	2,955,000	2,858,962
Linn Energy LLC 7.750% due 02/01/21	5,500,000	5,527,500
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	4,500,000	4,331,250
Newfield Exploration Co 5.750% due 01/30/22	3,000,000	2,973,750
Oasis Petroleum Inc 7.250% due 02/01/19 ~	2,500,000	2,437,500
OGX Petroleo e Gas Participacoes SA (Brazil) 8.500% due 06/01/18 ~	3,500,000	3,167,500
Petroplus Finance Ltd (Bermuda) 6.750% due 05/01/14 ~	2,000,000	1,750,000
Plains Exploration & Production Co
6.625% due 05/01/21	2,000,000	1,972,500
8.625% due 10/15/19	5,000,000	5,400,000
10.000% due 03/01/16	4,000,000	4,360,000
Precision Drilling Corp (Canada) 6.500% due 12/15/21 ~	800,000	792,000
Range Resources Corp 7.500% due 10/01/17	3,000,000	3,195,000
Regency Energy Partners LP 6.875% due 12/01/18	3,875,000	4,010,625
Sabine Pass LNG LP
7.250% due 11/30/13	2,000,000	1,945,000
7.500% due 11/30/16	3,500,000	3,255,000
SandRidge Energy Inc
7.500% due 03/15/21 ~	2,000,000	1,850,000
8.000% due 06/01/18 ~	2,000,000	1,890,000
SESI LLC 6.375% due 05/01/19 ~	6,500,000	6,305,000
Venoco Inc 11.500% due 10/01/17	3,000,000	3,075,000

		166,533,852

Financials - 11.1%

Ally Financial Inc
4.500% due 02/11/14	3,000,000	2,752,500
6.250% due 12/01/17	4,000,000	3,502,004
7.500% due 09/15/20	3,000,000	2,726,250
8.300% due 02/12/15	7,000,000	6,938,750
American General Finance Corp 5.400% due 12/01/15	3,000,000	2,205,000
American International Group Inc 8.175% due 05/15/68 §	5,000,000	4,431,250
Bank of America Corp 8.000% § ±	4,500,000	3,830,170
CB Richard Ellis Services Inc
6.625% due 10/15/20	1,500,000	1,447,500
11.625% due 06/15/17	3,000,000	3,397,500
CIT Group Inc
7.000% due 05/01/14	1,268,779	1,295,741
7.000% due 05/01/15	8,959,213	8,903,218
7.000% due 05/01/16	10,848,689	10,536,789
7.000% due 05/01/17	8,988,165	8,729,755
Fibria Overseas Finance Ltd (Cayman)
6.750% due 03/03/21 ~	1,500,000	1,357,500
7.500% due 05/04/20 ~	2,500,000	2,375,000
First Data Corp
11.250% due 03/31/16	2,000,000	1,360,000
12.625% due 01/15/21 ~	9,259,000	6,897,955
Ford Motor Credit Co LLC
5.000% due 05/15/18	3,500,000	3,393,016
5.875% due 08/02/21	2,000,000	1,995,838
8.000% due 06/01/14	3,000,000	3,183,723
8.700% due 10/01/14	9,000,000	9,748,647
General Motors Acceptance Corp 7.500% due 12/31/13	2,000,000	2,035,000
General Motors Financial Co Inc 6.750% due 06/01/18 ~	3,000,000	2,955,000
Host Hotels & Resorts LP
6.000% due 11/01/20	4,500,000	4,398,750
6.375% due 03/15/15	3,991,000	3,991,000
Liberty Mutual Group Inc
7.800% due 03/07/87 ~	7,500,000	6,637,500
10.750% due 06/15/88 § ~	3,000,000	3,600,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	$3,000,000	$1,335,000
Nuveen Investments Inc 10.500% due 11/15/15	7,950,000	7,373,625
RBS Capital Trust I 4.709% § ±	3,716,000	1,709,360
RBS Capital Trust II 6.425% § ±	3,000,000	1,380,000
Realogy Corp
7.875% due 02/15/19 ~	1,400,000	1,064,000
12.375% due 04/15/15	3,500,000	2,712,500
Regions Bank 6.450% due 06/26/37	2,000,000	1,700,000
SL Green Realty 7.750% due 03/15/20	3,000,000	3,400,227
Springleaf Finance Corp 6.900% due 12/15/17	2,000,000	1,450,000
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,598,750

		139,348,818

Health Care - 6.5%

American Renal Associates Holdings Inc 9.750% due 03/01/16	2,103,250	2,055,927
American Renal Holdings Co Inc 8.375% due 05/15/18	2,545,000	2,570,450
Apria Healthcare Group Inc 11.250% due 11/01/14	3,000,000	2,895,000
Bausch & Lomb Inc 9.875% due 11/01/15	2,000,000	2,015,000
Biomet Inc 10.375% due 10/15/17	9,000,000	9,270,000
CHS/Community Health Systems Inc 8.875% due 07/15/15	3,500,000	3,447,500
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	4,000,000	3,540,000
DaVita Inc 6.375% due 11/01/18	4,000,000	3,850,000
DJO Finance LLC
7.750% due 04/15/18 ~	1,750,000	1,505,000
9.750% due 10/15/17 ~	2,000,000	1,680,000
Endo Pharmaceuticals Holdings Inc 7.000% due 07/15/19 ~	3,000,000	3,026,250
Fresenius Medical Care U.S. Finance Inc 6.500% due 09/15/18 ~	1,000,000	1,020,000
Giant Funding Corp 8.250% due 02/01/18 ~	3,750,000	3,768,750
HCA Holdings Inc 7.750% due 05/15/21 ~	4,000,000	3,770,000
HCA Inc
7.250% due 09/15/20	6,000,000	6,090,000
8.500% due 04/15/19	2,500,000	2,662,500
IASIS Healthcare LLC 8.375% due 05/15/19 ~	3,000,000	2,445,000
Multiplan Inc 9.875% due 09/01/18 ~	1,500,000	1,492,500
Mylan Inc 7.625% due 07/15/17 ~	4,000,000	4,180,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	2,000,000	1,965,000
Tenet Healthcare Corp
8.000% due 08/01/20	5,750,000	5,246,875
9.250% due 02/01/15	3,000,000	3,015,000
Valeant Pharmaceuticals International Inc 6.750% due 10/01/17 ~	4,000,000	3,705,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	4,000,000	3,690,000
Warner Chilcott Co LLC 7.750% due 09/15/18	3,000,000	2,880,000

		81,785,752

Industrials - 10.0%

Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	5,250,000	4,803,750
Air Canada (Canada)
9.250% due 08/01/15 ~	9,000,000	8,595,000
12.000% due 02/01/16 ~	2,000,000	1,880,000
Avis Budget Car Rental LLC
8.250% due 01/15/19	3,000,000	2,760,000
9.625% due 03/15/18	2,500,000	2,487,500
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/15/16 ~	10,757,600	10,596,236
BE Aerospace Inc 6.875% due 10/01/20	4,000,000	4,190,000
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	4,000,000	4,280,000
Ceridian Corp 11.250% due 11/15/15	3,000,000	2,490,000
Delta Air Lines Inc
9.500% due 09/15/14 ~	5,129,000	5,308,515
12.250% due 03/15/15 ~	1,000,000	1,067,500
FTI Consulting Inc
6.750% due 10/01/20	2,000,000	1,940,000
7.750% due 10/01/16	3,775,000	3,878,812
Huntington Ingalls Industries Inc 7.125% due 03/15/21 ~	2,875,000	2,680,938
International Lease Finance Corp
5.650% due 06/01/14	10,288,000	9,593,560
6.250% due 05/15/19	6,500,000	5,664,184
JMC Steel Group 8.250% due 03/15/18 ~	4,500,000	4,252,500
Kansas City Southern de Mexico SA de CV (Mexico) 8.000% due 02/01/18	3,000,000	3,225,000
Masco Corp 7.750% due 08/01/29	3,000,000	2,954,871
Navios Martime Holdings Inc
8.125% due 02/15/19 #	3,300,000	2,772,000
8.875% due 11/01/17	3,000,000	2,940,000
Navios South American Logistics Inc 9.250% due 04/15/19 ~	1,000,000	877,500
Nortek Inc 8.500% due 04/15/21 ~	4,000,000	3,240,000
RailAmerica Inc 9.250% due 07/01/17	5,006,000	5,444,025
RSC Equipment Rental Inc 8.250% due 02/01/21	4,000,000	3,480,000
The Hertz Corp 7.500% due 10/15/18	4,500,000	4,320,000
TransDigm Group Inc 7.750% due 12/15/18	4,470,000	4,570,575
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125% due 04/22/25	6,000,000	5,700,000
United Rentals North America Inc
8.375% due 09/15/20	5,500,000	5,073,750
9.250% due 12/15/19	2,000,000	2,085,000
USG Corp 9.750% due 08/01/14 ~	2,000,000	1,910,000

		125,061,216

Information Technology - 3.6%

Advanced Micro Devices Inc 7.750% due 08/01/20	5,000,000	4,925,000
Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	2,790,000
CDW LLC
8.000% due 12/15/18 ~	2,000,000	1,970,000
8.500% due 04/01/19 ~	7,000,000	6,195,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CommScope Inc 8.250% due 01/15/19 ~	$2,750,000	$2,695,000
EH Holding Corp 7.625% due 06/15/21 ~	5,000,000	4,837,500
Freescale Semiconductor Inc
8.050% due 02/01/20	4,500,000	4,095,000
9.250% due 04/15/18 ~	2,000,000	2,065,000
NXP BV (Netherlands) 9.500% due 10/15/15	4,500,000	4,674,375
SunGard Data Systems Inc
7.375% due 11/15/18	3,000,000	2,805,000
10.250% due 08/15/15	4,500,000	4,567,500
Unisys Corp 12.500% due 01/15/16	3,000,000	3,210,000

		44,829,375

Materials - 10.1%

American Rock Salt Co LLC 8.250% due 05/01/18 ~	3,000,000	2,640,000
Aperam (Luxembourg) 7.375% due 04/01/16 ~	4,000,000	3,540,000
ARD Finance SA (Luxembourg) 11.125% due 06/01/18 ~	2,000,000	1,630,000
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	4,725,000	4,276,125
Associated Materials LLC 9.125% due 11/01/17	3,000,000	2,445,000
Berry Plastics Corp
9.500% due 05/15/18	5,500,000	4,702,500
9.750% due 01/15/21	3,000,000	2,565,000
10.250% due 03/01/16	4,500,000	3,937,500
Boise Paper Holdings LLC
8.000% due 04/01/20	2,500,000	2,546,875
9.000% due 11/01/17	4,000,000	4,200,000
Building Materials Corp of America
6.750% due 05/01/21 ~	2,500,000	2,381,250
6.875% due 08/15/18 ~	3,000,000	2,925,000
BWAY Parent Co Inc 10.125% due 11/01/15	2,111,770	2,048,417
Cemex SAB de CV (Mexico) 9.000% due 01/11/18 ~	3,000,000	2,062,500
CF Industries Inc 6.875% due 05/01/18	2,500,000	2,796,875
FMG Resources August 2006 Property Ltd (Australia)
6.375% due 02/01/16 ~	3,000,000	2,715,000
6.875% due 02/01/18 ~	6,000,000	5,310,000
7.000% due 11/01/15 ~	12,500,000	11,687,500
Georgia-Pacific LLC 8.000% due 01/15/24	2,500,000	2,945,510
Graham Packaging Co LP 8.250% due 10/01/18	6,000,000	6,060,000
Hexion U.S. Finance Corp
8.875% due 02/01/18	3,500,000	2,905,000
9.000% due 11/15/20	4,500,000	3,318,750
Huntsman International LLC 5.500% due 06/30/16	4,000,000	3,700,000
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	3,750,000	3,656,250
Lyondell Chemical Co 11.000% due 05/01/18	6,000,000	6,510,000
Momentive Performance Materials Inc
9.000% due 01/15/21	3,500,000	2,415,000
11.500% due 12/01/16	1,500,000	1,267,500
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	3,040,000	3,207,200
Novelis Inc (Canada)
8.375% due 12/15/17	4,000,000	3,980,000
8.750% due 12/15/20	2,000,000	1,970,000
Quadra FNX Mining Ltd (Canada) 7.750% due 06/15/19 ~	1,500,000	1,458,750
Ryerson Holding Corp 0.000% due 02/01/15	5,000,000	2,175,000
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,015,000
Sealed Air Corp
8.125% due 09/15/19 ~	500,000	506,250
8.375% due 09/15/21 ~	1,000,000	1,012,500
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	1,975,000
7.625% due 03/15/20	3,500,000	3,513,125
Texas Industries Inc 9.250% due 08/15/20	2,500,000	1,956,250
Vulcan Materials Co
6.500% due 12/01/16	2,500,000	2,308,337
7.500% due 06/15/21	2,000,000	1,871,312

		126,136,276

Telecommunication Services - 6.9%

Avaya Inc 7.000% due 04/01/19 ~	6,000,000	5,130,000
Cincinnati Bell Inc
8.375% due 10/15/20	2,000,000	1,865,000
8.750% due 03/15/18	2,000,000	1,785,000
Clearwire Communications LLC
12.000% due 12/01/15 ~	3,500,000	2,966,250
12.000% due 12/01/17 ~	2,000,000	1,210,000
Cricket Communications Inc
7.750% due 05/15/16	3,000,000	3,026,250
7.750% due 10/15/20 ~	1,000,000	865,000
7.750% due 10/15/20	6,500,000	5,671,250
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	1,500,000	1,432,500
Digicel Ltd (Bermuda) 8.250% due 09/01/17 ~	2,000,000	1,900,000
Frontier Communications Corp
6.625% due 03/15/15	2,500,000	2,531,250
8.250% due 04/15/17	9,500,000	9,262,500
8.500% due 04/15/20	2,000,000	1,950,000
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	1,000,000	925,000
Intelsat Luxembourg SA (Luxembourg)
11.250% due 02/04/17	5,500,000	4,785,000
11.500% due 02/04/17	17,454,101	15,054,162
Level 3 Communications Inc 11.875% due 02/01/19 ~	2,000,000	1,910,000
Level 3 Financing Inc 9.250% due 11/01/14	3,437,000	3,411,223
MetroPCS Wireless Inc 7.875% due 09/01/18	3,000,000	2,925,000
Pacnet Ltd (Bermuda) 9.250% due 11/09/15 ~	2,000,000	1,660,000
Qwest Corp 6.750% due 12/01/21	5,000,000	4,900,000
Sable International Finance Ltd (Cayman) 7.750% due 02/15/17 ~	2,500,000	2,437,500
Sprint Capital Corp 6.875% due 11/15/28	4,000,000	3,010,000
Sprint Nextel Corp 6.000% due 12/01/16	6,500,000	5,622,500

		86,235,385

Utilities - 4.9%

Calpine Corp
7.250% due 10/15/17 ~	7,000,000	6,790,000
7.500% due 02/15/21 ~	5,250,000	5,040,000
7.875% due 01/15/23 ~	3,250,000	3,152,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Dynegy Holdings Inc
7.500% due 06/01/15	$2,000,000	$1,270,000
7.625% due 10/15/26	4,700,000	2,655,500
Edison Mission Energy
7.200% due 05/15/19	4,000,000	2,300,000
7.750% due 06/15/16	2,000,000	1,350,000
GenOn Energy Inc 9.875% due 10/15/20	6,000,000	5,640,000
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,529,625
Mirant Americas Generation LLC 9.125% due 05/01/31	2,000,000	1,690,000
NRG Energy Inc
7.625% due 01/15/18 ~	2,000,000	1,870,000
7.875% due 05/15/21 ~	2,000,000	1,840,000
RRI Energy Inc 7.875% due 06/15/17	2,000,000	1,850,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	2,302,420
15.000% due 04/01/21 ~	2,000,000	1,230,000
The AES Corp
7.375% due 07/01/21 ~	2,000,000	1,900,000
7.750% due 03/01/14	9,000,000	9,225,000
9.750% due 04/15/16	2,500,000	2,700,000
Wind Acquisition Finance SA (Luxembourg) 7.250% due 02/15/18 ~	2,500,000	2,140,625
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	5,470,531	4,294,367

		61,770,037

Total Corporate Bonds & Notes
(Cost $1,177,202,495)		1,104,519,818

CONVERTIBLE CORPORATE BONDS & NOTES - 0.6%

Energy - 0.3%

Peabody Energy Corp
4.750% due 12/15/66	3,000,000	3,120,000

Industrials - 0.2%

Greenbrier Cos Inc
3.500% due 04/01/18 ~	3,500,000	2,515,625

Telecommunication Services - 0.1%

Clearwire Communications LLC
8.250% due 12/01/40 ~	3,500,000	1,723,750

Total Convertible Corporate Bonds & Notes
(Cost $9,805,999)		7,359,375

SENIOR LOAN NOTES - 2.0%

Consumer Discretionary - 0.8%

Chrysler Group LLC 6.000% due 05/24/17 §	1,995,000	1,756,432
Clear Channel Communications Inc Term B 3.889% due 01/28/16 §	3,000,000	2,143,875
Newsday LLC (Fixed Term Loan) 10.500% due 08/01/13	2,500,000	2,587,500
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	2,000,000	1,859,166
Univision Communications Inc (Initial Term Loan) 2.239% due 09/29/14 §	2,213,295	2,000,265

		10,347,238

Consumer Staples - 0.1%

Sprouts Farmers Markets Holdings LLC
6.000% due 04/18/18 §	995,000	945,250

Financials - 0.4%

First Data Corp Term B1 2.985% due 09/24/14 §	4,588,985	4,031,997
Nuveen Investments Inc (1st Lien) 3.319% due 11/13/14 §	2,000,000	1,844,000

		5,875,997

Telecommunication Services - 0.3%

Intelsat Jackson Holdings SA Tranche B
5.250% due 04/02/18 §	4,000,000	3,860,832

Utilities - 0.4%

Dynegy Holdings Inc (GasCo Term Loan) 9.250% due 08/04/16 §	2,500,000	2,468,360
Texas Competitive Electric Holdings Co LLC (Extended) 4.750% due 10/10/17 §	3,797,685	2,557,506

		5,025,866

Total Senior Loan Notes
(Cost $27,705,744)		26,055,183

SHORT-TERM INVESTMENT - 7.3%

Repurchase Agreement - 7.3%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $90,819,651; collateralized by Federal Home Loan Bank: 0.000% due 03/23/12 and value $92,638,658)	90,819,576	90,819,576

Total Short-Term Investment
(Cost $90,819,576)		90,819,576

TOTAL INVESTMENTS - 98.3%
(Cost $1,306,533,814)		1,229,532,952

OTHER ASSETS & LIABILITIES, NET - 1.7%		20,629,152

NET ASSETS - 100.0%		$1,250,162,104

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$779,000	$779,000	$-	$-
	Corporate Bonds & Notes	1,104,519,818	-	1,098,819,818	5,700,000
	Convertible Corporate Bonds & Notes	7,359,375	-	7,359,375	-
	Senior Loan Notes	26,055,183	-	26,055,183	-
	Short-Term Investment	90,819,576	-	90,819,576	-

	Total	$1,229,532,952	$779,000	$1,223,053,952	$5,700,000

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Corporate
Bonds & Notes
Value, Beginning of Period	$-
Purchases	6,011,250
Sales	-
Accrued Premiums	(152)
Net Realized Gains (Losses)	-
Change in Net Unrealized Depreciation	(311,098)
Transfers In	-
Transfers Out	-

Value, End of Period	$5,700,000

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($311,098)

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$3,305,792

Total Convertible Preferred Stocks
(Cost $3,200,000)		3,305,792

	Principal
	Amount
CORPORATE BONDS & NOTES - 35.3%

Consumer Discretionary - 1.1%

Centex Corp 5.700% due 05/15/14	$3,500,000	3,395,000
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,382,500
Limited Brands Inc 6.900% due 07/15/17	1,000,000	1,052,500
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	2,086,264
7.450% due 07/15/17	400,000	472,610
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	3,105,000
6.750% due 05/15/18	3,900,000	4,202,250
7.875% due 05/01/12	5,500,000	5,637,500
Videotron Ltee (Canada) 6.875% due 01/15/14	2,309,000	2,320,545

		31,654,169

Consumer Staples - 0.6%

Cadbury Schweppes US Finance LLC 5.125% due 10/01/13 ~	6,200,000	6,630,968
UST Inc 6.625% due 07/15/12	8,900,000	9,267,143

		15,898,111

Energy - 1.4%

Gaz Capital SA (Luxembourg)
5.092% due 11/29/15 ~	3,700,000	3,663,000
7.343% due 04/11/13 ~	1,200,000	1,243,440
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	23,100,000	23,146,200
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	3,700,000	3,922,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	7,961,062

		39,935,702

Financials - 30.3%

Ally Financial Inc
3.478% due 02/11/14 §	13,000,000	11,955,229
3.751% due 06/20/14 §	11,700,000	10,687,365
8.300% due 02/12/15	300,000	297,375
American Express Co 7.250% due 05/20/14	3,500,000	3,970,691
American International Group Inc
0.304% due 04/03/12 §	JPY 370,000,000	4,758,815
5.600% due 10/18/16	$800,000	792,745
8.175% due 05/15/68 §	7,900,000	7,001,375
8.250% due 08/15/18	4,900,000	5,451,279
8.625% due 05/22/68 § ~	GBP 1,400,000	1,833,855
ANZ National International Ltd (New Zealand) 0.736% due 08/19/14 § ~	$10,000,000	10,062,860
Banco Mercantil del Norte SA (Mexico) 4.375% due 07/19/15 ~	1,200,000	1,206,000
Banco Santander Brazil SA (Brazil)
0.000% due 12/28/11 ~	1,500,000	1,495,500
4.500% due 04/06/15 ~	2,000,000	1,940,000
Bank of America Corp 1.001% due 06/11/12 §	GBP 2,500,000	3,788,646
Barclays Bank PLC ‘NY’ (United Kingdom) 1.449% due 12/16/11 §	$6,100,000	6,110,364
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	9,100,000	8,485,750
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	9,602,127
BRFkredit AS (Denmark) 0.499% due 04/15/13 § ~	1,900,000	1,901,379
CIT Group Inc
7.000% due 05/01/14	28,187	28,786
7.000% due 05/01/15	160,161	159,160
7.000% due 05/01/16	266,936	259,262
7.000% due 05/01/17	373,711	362,967
Citigroup Inc
1.136% due 02/15/13 §	21,100,000	20,810,803
2.286% due 08/13/13 §	7,912,000	7,830,309
5.300% due 10/17/12	33,100,000	33,929,619
6.000% due 12/13/13	5,600,000	5,885,807
6.400% due 03/27/13	EUR 5,000,000	6,871,235
Commonwealth Bank of Australia (Australia)
0.630% due 09/17/14 § ~	$8,100,000	8,110,668
0.666% due 07/12/13 § ~	69,400,000	69,401,874
0.858% due 06/25/14 § ~ ‡	18,500,000	18,631,110
Countrywide Financial Corp
0.709% due 05/07/12 §	4,000,000	3,849,188
5.800% due 06/07/12	13,612,000	13,653,952
DanFin Funding Ltd (Ireland) 0.950% due 07/16/13 § ~	7,400,000	7,401,140
Dexia Credit Local SA (France) 0.733% due 04/29/14 § ~	68,400,000	64,466,111
Dexia Credit Local SA ‘NY’ (France) 0.731% due 03/05/13 § ~	9,450,000	9,429,163
FIH Erhvervsbank AS (Denmark) 2.000% due 06/12/13 ~	2,200,000	2,251,084
Ford Motor Credit Co LLC
7.000% due 10/01/13	1,100,000	1,158,007
7.250% due 10/25/11	10,800,000	10,813,640
7.800% due 06/01/12	2,200,000	2,255,187
HCP Inc 6.700% due 01/30/18	3,000,000	3,248,850
HSBC Finance Corp 1.806% due 04/05/13 §	EUR 600,000	782,218
Hyundai Capital Services Inc (South Korea) 4.375% due 07/27/16 ~	$5,300,000	5,372,488
ICICI Bank Ltd (India) 2.058% due 02/24/14 § ~	1,300,000	1,273,246
ING Bank Australia Ltd (Australia) 5.408% due 06/24/14 §	AUD 2,000,000	1,956,814
ING Bank NV (Netherlands) 1.570% due 10/18/13 § ~	$15,700,000	15,404,714
LeasePlan Corp NV (Netherlands) 3.000% due 05/07/12 ~	23,260,000	23,583,175
Lehman Brothers Holdings Inc
2.520% due 11/24/08 § Ψ	900,000	212,625
2.851% due 12/23/08 § Ψ	3,600,000	850,500
5.259% due 06/12/13 § Ψ	EUR 4,210,000	1,353,683
6.200% due 09/26/14 Ψ	$1,900,000	467,875
6.875% due 05/02/18 Ψ	7,000,000	1,741,250
7.000% due 09/27/27 Ψ	1,700,000	410,125
Liberty Mutual Group Inc 5.750% due 03/15/14 ~	3,600,000	3,753,086
Macquarie Bank Ltd (Australia) 2.600% due 01/20/12 ~	2,320,000	2,334,472
Marsh & McLennan Cos Inc 5.750% due 09/15/15	1,092,000	1,218,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Merrill Lynch & Co Inc
0.561% due 06/05/12 §	$3,000,000	$2,884,380
1.052% due 02/21/12 §	GBP 700,000	1,077,768
1.715% due 02/16/12 §	EUR 5,000,000	6,606,333
1.839% due 08/09/13 §	2,900,000	3,552,396
1.872% due 01/31/14 §	1,500,000	1,778,363
2.287% due 09/27/12 §	2,000,000	2,596,403
5.450% due 02/05/13	$9,000,000	8,922,744
6.050% due 08/15/12	8,000,000	8,075,128
Morgan Stanley
0.546% due 01/09/14 §	3,200,000	2,902,573
1.840% due 11/29/13 §	EUR 900,000	1,101,591
1.853% due 01/24/14 §	$3,400,000	3,174,257
1.870% due 03/01/13 §	EUR 600,000	760,675
2.786% due 05/14/13 §	$29,656,000	28,689,926
National Australia Bank Ltd (Australia) 0.746% due 07/08/14 § ~	125,700,000	126,316,684
Santander US Debt SA Unipersonal (Spain) 1.169% due 03/30/12 § ~	41,700,000	41,399,885
SLM Corp
5.059% due 03/15/12 §	223,000	223,480
5.569% due 03/17/14 §	1,535,000	1,458,603
5.609% due 02/01/14 §	1,055,000	1,006,649
5.679% due 01/31/14 §	2,472,000	2,355,099
5.684% due 11/21/13 §	300,000	293,382
6.009% due 12/15/13 §	200,000	192,586
8.450% due 06/15/18	2,912,000	3,035,760
The Goldman Sachs Group Inc
0.805% due 03/22/16 §	18,500,000	15,882,657
1.835% due 11/15/14 §	EUR 7,500,000	9,061,499
The Royal Bank of Scotland Group PLC (United Kingdom)
1.153% due 04/23/12 §	$1,800,000	1,808,494
1.450% due 10/20/11 ~	52,000,000	52,021,736
1.624% due 10/15/12 §	4,200,000	4,201,268
2.625% due 05/11/12 ~	23,000,000	23,295,734
2.723% due 08/23/13 §	8,300,000	8,276,544
3.000% due 12/09/11 ~	4,800,000	4,823,712
The Toronto Dominion Bank (Canada) 1.625% due 09/14/16 ~	200,000	199,687
UBS AG (Switzerland) 2.250% due 08/12/13	30,000,000	29,478,510
Vita Capital III Ltd (Cayman) 1.492% due 01/01/12 § ~ Δ	2,400,000	2,391,360
Westpac Banking Corp (Australia)
0.617% due 09/10/14 § ~	2,900,000	2,921,582
3.585% due 08/14/14 ~	12,300,000	13,147,925
Westpac Securities NZ Ltd (New Zealand) 2.500% due 05/25/12 ~	7,800,000	7,891,369

		866,670,401

Health Care - 0.0%

Cardinal Health Inc
6.000% due 06/15/17	250,000	289,574

Industrials - 1.1%

Con-way Inc 7.250% due 01/15/18	7,000,000	7,861,287
International Lease Finance Corp
5.625% due 09/20/13	3,400,000	3,276,750
6.500% due 09/01/14 ~	2,900,000	2,914,500
6.625% due 11/15/13	3,200,000	3,120,000
6.750% due 09/01/16 ~	2,500,000	2,518,750
7.125% due 09/01/18 ~	5,100,000	5,144,625
Masco Corp 6.125% due 10/03/16	5,300,000	5,177,215
RACERS CLO 0.479% due 07/25/17 § ~	2,966,414	2,899,777

		32,912,904

Materials - 0.6%

Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,496,969
Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,438,908
The Dow Chemical Co 4.850% due 08/15/12	4,300,000	4,428,235
Xstrata Canada Corp (Canada) 7.350% due 06/05/12	3,700,000	3,840,855

		17,204,967

Telecommunication Services - 0.2%

Embarq Corp
6.738% due 06/01/13	5,000,000	5,198,675

Utilities - 0.0%

Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	542,174

Total Corporate Bonds & Notes
(Cost $1,021,599,719)		1,010,306,677

SENIOR LOAN NOTES - 0.1%

Telecommunication Services - 0.1%

Vodafone Americas Finance 2
6.875% due 08/11/15 §	2,675,815	2,689,195

Total Senior Loan Notes
(Cost $2,662,786)		2,689,195

MORTGAGE-BACKED SECURITIES - 11.9%

Collateralized Mortgage Obligations - Commercial - 1.1%

Banc of America Commercial Mortgage Inc
0.395% due 06/10/49 " § ~	873,536	850,543
5.414% due 09/10/47 "	2,500,000	2,620,785
5.801% due 06/10/49 " §	873,536	886,055
5.921% due 05/10/45 " §	1,400,000	1,540,382
Banc of America Large Loan Inc
5.671% due 02/17/51 " § ~	1,700,000	1,865,663
5.691% due 06/24/50 " § ~	1,600,000	1,742,702
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.886% due 11/15/44 " §	900,000	970,117
Credit Suisse Mortgage Capital Certificates 5.467% due 09/18/39 " § ~	6,900,000	7,558,250
GE Capital Commercial Mortgage Corp 4.706% due 05/10/43 "	125,105	125,027
GS Mortgage Securities Corp II 1.317% due 03/06/20 " § ~	2,500,000	2,483,205
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,649,377
5.429% due 12/12/43 "	1,650,000	1,765,334
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 "	420,000	445,355
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	725,694
Morgan Stanley Capital I 0.290% due 10/15/20 " § ~	2,847,924	2,833,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
RBSCF Trust 6.214% due 12/16/49 " § ~	$400,000	$443,996
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	2,800,000	2,978,434

		31,484,869

Collateralized Mortgage Obligations - Residential - 9.2%

American Home Mortgage Assets 0.942% due 02/25/47 " §	6,058,427	2,751,132
Arran Residential Mortgages Funding PLC (United Kingdom)
2.735% due 05/16/47 " § ~	EUR 1,835,551	2,457,037
2.985% due 11/19/47 " § ~	4,600,000	6,139,085
Banc of America Funding Corp 5.747% due 01/20/47 " §	$3,369,777	2,268,834
Banc of America Mortgage Securities Inc
2.817% due 08/25/35 " §	870,187	705,546
2.867% due 06/25/35 " §	1,032,787	840,177
5.061% due 11/25/34 " §	228,219	197,690
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/35 " §	1,619,647	1,509,379
2.731% due 03/25/35 " §	1,595,667	1,510,715
2.742% due 03/25/35 " §	2,027,013	1,607,220
4.827% due 01/25/35 " §	1,008,282	824,024
Bear Stearns Alt-A Trust
2.611% due 01/25/36 " §	4,882,166	2,388,177
2.772% due 09/25/35 " §	18,809,053	12,765,083
Bear Stearns Structured Products Inc
2.572% due 01/26/36 " §	16,423,998	9,851,697
4.719% due 12/26/46 " §	7,380,563	4,514,354
Chase Mortgage Finance Corp 2.755% due 02/25/37 " §	389,288	334,001
ChaseFlex Trust 6.000% due 02/25/37 "	935,256	704,998
Chevy Chase Mortgage Funding Corp 0.365% due 05/25/48 " § ~	254,162	100,997
Citigroup Mortgage Loan Trust Inc
0.305% due 01/25/37 " § ~	671,327	365,076
2.370% due 08/25/35 " §	1,677,386	1,531,787
2.450% due 08/25/35 " §	1,525,442	1,269,813
2.660% due 05/25/35 " §	242,406	209,276
2.701% due 08/25/35 " §	2,133,935	1,019,490
5.624% due 09/25/37 " § Ψ	187,899	112,768
Countrywide Alternative Loan Trust
0.445% due 07/25/46 " §	2,338,236	1,422,031
0.515% due 12/25/35 " §	143,582	90,957
5.500% due 06/25/35 "	2,200,000	1,814,252
6.000% due 01/25/37 " Ψ	2,077,532	1,375,506
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/35 " §	170,874	86,085
0.575% due 06/25/35 " § ~	1,363,843	1,184,745
2.761% due 11/19/33 " §	232,447	219,024
2.793% due 08/25/34 " §	108,931	76,539
Deutsche ALT-A Securities Inc Alternate Loan Trust 0.335% due 10/25/36 " §	108,416	40,884
Fannie Mae
0.288% due 12/25/36 " §	473,686	454,329
0.295% due 07/25/37 " §	4,165,728	4,017,528
0.385% due 08/25/34 " §	711,581	704,104
0.585% due 07/25/37 - 05/25/42 " §	611,686	612,526
2.376% due 05/25/35 " §	2,986,556	3,108,476
Fosse Master Issuer PLC (United Kingdom) 1.650% due 10/18/54 " § ~	13,300,000	13,296,994
Freddie Mac
0.379% due 10/15/20 " §	8,863,249	8,847,863
0.459% due 02/15/19 " §	17,227,676	17,276,334
0.579% due 12/15/30 " §	178,679	178,718
0.679% due 08/15/33 " §	11,309,092	11,290,567
4.500% due 02/15/17 "	68,463	68,492
5.500% due 03/15/17 "	393,360	395,328
Freddie Mac Structured Pass-Through Securities
1.451% due 10/25/44 " §	15,621,981	16,089,336
1.452% due 02/25/45 " §	4,653,175	4,479,695
Granite Master Issuer PLC (United Kingdom)
0.271% due 12/20/54 " §	3,225,262	3,059,161
0.321% due 12/20/54 " §	719,990	682,911
0.331% due 12/20/54 " §	854,988	810,956
Granite Mortgages PLC (United Kingdom) 1.305% due 09/20/44 " § ~	GBP 2,580,974	3,832,590
Greenpoint Mortgage Funding Trust
0.455% due 06/25/45 " §	$1,691,324	1,060,713
0.505% due 11/25/45 " §	849,097	486,939
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	610,464	619,262
GSR Mortgage Loan Trust
2.764% due 05/25/35 " §	2,839,782	2,193,503
2.795% due 01/25/36 " §	5,521,248	4,064,566
2.996% due 01/25/35 " §	1,459,894	1,239,364
Harborview Mortgage Loan Trust
0.430% due 09/19/46 " §	3,079,954	1,769,834
0.470% due 03/19/36 " §	6,023,670	3,520,663
0.510% due 02/19/36 " §	319,940	177,454
Holmes Master Issuer PLC (United Kingdom) 2.955% due 10/15/54 " § ~	EUR 25,300,000	33,707,279
Impac CMB Trust 1.235% due 07/25/33 " §	$396,900	362,526
Imperial Savings Association 7.032% due 02/25/18 " §	1,073	1,029
IndyMac Index Mortgage Loan Trust
0.445% due 05/25/46 " §	1,497,059	888,980
0.475% due 07/25/35 " §	626,421	356,124
2.662% due 12/25/34 " §	2,223,561	1,546,013
JPMorgan Mortgage Trust
2.727% due 08/25/35 " §	1,157,511	840,481
2.789% due 08/25/35 " §	1,495,056	1,254,225
2.806% due 07/25/35 " §	1,182,885	1,061,650
5.314% due 07/27/37 " § ~	1,846,922	1,410,587
5.379% due 09/25/35 " §	387,001	352,167
MASTR Adjustable Rate Mortgages Trust 2.721% due 11/21/34 " §	1,000,366	977,687
Mellon Residential Funding Corp
0.669% due 12/15/30 " §	754,601	691,317
0.929% due 11/15/31 " §	1,366,227	1,207,079
Merrill Lynch Mortgage Investors Inc
5.418% due 12/25/35 " §	766,495	635,210
5.690% due 03/25/36 " §	8,399,579	5,092,589
MLCC Mortgage Investors Inc
0.485% due 11/25/35 " §	1,333,316	1,097,200
5.511% due 06/25/37 " §	1,551,782	1,309,653
NCUA Guaranteed Notes
0.691% due 10/07/20 " §	10,440,557	10,456,845
0.801% due 12/08/20 " §	11,848,859	11,921,966
Residential Accredit Loans Inc 0.535% due 08/25/35 " §	657,871	367,780
Ryland Mortgage Securities Corp 5.147% due 10/01/27 " §	28,924	22,534
Securitized Asset Sales Inc 2.805% due 11/26/23 " §	13,847	12,877
Sequoia Mortgage Trust 0.580% due 10/19/26 " §	732,192	628,243
Structured Adjustable Rate Mortgage Loan Trust
1.652% due 01/25/35 " §	625,144	378,752
2.488% due 02/25/34 " §	211,518	192,786
2.540% due 08/25/35 " §	1,380,475	1,016,620

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Structured Asset Mortgage Investments Inc
0.365% due 03/25/37 " §	$193,664	$103,166
0.455% due 05/25/36 " §	1,300,077	674,486
0.480% due 07/19/35 " §	1,262,340	844,805
0.515% due 02/25/36 " §	1,526,033	800,548
0.890% due 10/19/34 " §	639,685	528,234
Structured Asset Securities Corp
0.285% due 05/25/36 " §	1,632	1,624
2.303% due 01/25/32 " §	19,889	16,478
2.655% due 10/25/35 " § ~	531,431	421,797
Swan (Australia) 6.100% due 04/25/41 " §	AUD 1,311,311	1,278,793
Washington Mutual Mortgage Pass-Through Certificates
0.495% due 11/25/45 " §	$935,615	726,712
1.012% due 05/25/47 " §	2,171,497	1,312,876
1.242% due 02/25/46 " §	884,164	618,574
1.442% due 11/25/42 " §	115,778	95,079
1.742% due 11/25/46 " §	600,827	429,391
2.580% due 06/25/33 " §	1,565,162	1,502,652
5.542% due 08/25/35 " §	1,348,897	1,148,205
Wells Fargo Mortgage-Backed Securities Trust
2.708% due 11/25/34 " §	478,347	445,059
2.716% due 09/25/34 " §	681,407	652,873
2.734% due 07/25/36 " §	5,884,808	4,367,072
4.930% due 12/25/34 " §	1,247,449	1,136,182
5.617% due 04/25/36 " §	1,000,000	934,892

		262,456,282

Fannie Mae - 1.3%

1.452% due 11/01/42 - 10/01/44 "	721,547	728,878
2.142% due 12/01/34 "	273,726	284,330
2.320% due 01/01/25 " §	66,870	69,460
2.347% due 12/01/22 " §	21,959	23,037
2.373% due 05/01/35 " §	77,083	81,235
2.411% due 11/01/35 " §	258,309	269,539
2.555% due 11/01/34 " §	6,723,359	7,138,367
2.643% due 08/01/17 " §	341,563	347,845
3.332% due 03/01/18 " §	215,800	225,073
3.571% due 02/01/36 " §	101,354	102,075
3.594% due 07/01/26 " §	17,315	17,898
4.500% due 04/01/23 - 04/01/24 "	22,080,488	23,555,812
4.737% due 03/01/35 " §	751,080	790,001
4.750% due 03/01/35 " §	234,421	238,391
4.860% due 03/01/35 " §	70,736	71,458
4.862% due 04/01/35 " §	973,728	1,027,081
4.995% due 08/01/24 " §	22,313	22,890
5.000% due 03/01/24 " §	380	389
5.159% due 10/01/35 " §	594,611	630,987
5.212% due 09/01/35 " §	563,341	600,628
5.310% due 11/01/35 " §	888,365	956,489
5.375% due 01/01/36 " §	914,703	984,872
5.499% due 03/01/36 " §	603,958	652,583

		38,819,318

Freddie Mac - 0.3%

2.481% due 08/01/35 " §	37,734	39,702
2.490% due 01/01/34 " §	531,910	555,099
4.754% due 07/01/36 " §	3,650,123	3,835,979
5.089% due 10/01/35 " §	372,530	398,964
5.684% due 03/01/36 " §	318,865	345,636
6.231% due 09/01/36 " §	2,937,087	3,084,297

		8,259,677

Government National Mortgage Association - 0.0%

2.125% due 10/20/24 - 12/20/26 " §	61,637	63,904
2.375% due 05/20/23 - 01/20/27 " §	79,605	82,577
2.500% due 02/20/25 " §	30,281	31,396
2.625% due 09/20/22 - 07/20/25 " §	132,097	137,175

		315,052

Total Mortgage-Backed Securities
(Cost $369,013,251)		341,335,198

ASSET-BACKED SECURITIES - 2.0%

ACE Securities Corp 0.285% due 12/25/36 " §	71,621	69,683
Alzette European SA CLO (Luxembourg) 0.667% due 12/15/20 " § ~	1,407,475	1,351,960
AMMC CLO (Cayman) 0.537% due 05/03/18 " § ~	893,447	862,420
Amortizing Residential Collateral Trust 0.815% due 07/25/32 " §	125,612	107,709
Aquilae PLC CLO (Ireland) 2.057% due 01/17/23 " § ~	EUR 473,248	584,056
Asset-Backed Securities Corp Home Equity 0.315% due 05/25/37 " §	$330,620	272,228
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/36 " §	22,687	21,828
0.305% due 12/25/36 " §	312,612	290,758
0.345% due 11/25/36 " §	1,201,722	805,154
0.895% due 10/25/32 " §	70,137	60,104
1.235% due 10/25/37 " §	2,559,719	1,537,791
Citigroup Mortgage Loan Trust Inc
0.275% due 12/25/36 " §	249,539	240,922
0.315% due 01/25/37 " §	926,824	644,689
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	178,998	190,452
Countrywide Asset-Backed Certificates
0.315% due 10/25/47 " §	180,986	178,196
0.425% due 06/25/36 " §	936,192	773,822
0.485% due 04/25/36 " §	679,470	577,358
Credit-Based Asset Servicing & Securitization LLC 0.305% due 01/25/37 " §	303,159	65,019
Duane Street CLO (Cayman) 0.519% due 11/08/17 " § ~	2,620,014	2,469,846
Equity One Asset-Backed Securities Inc 0.535% due 04/25/34 " §	502,142	358,142
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/36 " §	12,828	12,785
0.605% due 12/25/34 " §	9,785	9,584
Freddie Mac Structured Pass-Through Securities 0.495% due 08/25/31 " §	260,315	253,214
Harbourmaster Ltd CLO (Netherlands) 1.788% due 06/15/20 " § ~	EUR 653,110	822,854
Harvest I SA CLO (Luxembourg) 2.228% due 03/29/17 " § ~	611,785	787,845
Home Equity Asset Trust 0.295% due 05/25/37 " §	$331,491	320,169
HSBC Home Equity Loan Trust 0.541% due 01/20/35 " §	440,720	383,299
HSI Asset Securitization Corp Trust 0.285% due 10/25/36 " §	26,085	17,645
JPMorgan Mortgage Acquisition Corp 0.295% due 03/25/47 " §	146,722	119,350
LCM LP CDO (Cayman) 0.583% due 03/21/19 " § ~	600,000	557,336
Magnolia Funding Ltd (United Kingdom) 3.000% due 04/20/17 " § ~	EUR 2,189,459	2,942,154
Merrill Lynch First Franklin Mortgage Loan Trust 0.295% due 07/25/37 " §	$62,820	61,605

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Merrill Lynch Mortgage Investors Inc 0.305% due 07/25/37 " §	$30,060	$29,502
Morgan Stanley Asset-Backed Securities Capital I 0.275% due 01/25/37 " §	227,237	221,377
Morgan Stanley IXIS Real Estate Capital Trust 0.285% due 11/25/36 " §	2,366	703
Nationstar Home Equity Loan Trust 0.295% due 06/25/37 " §	50,273	49,654
Nautique Funding Ltd CDO 0.499% due 04/15/20 " § ~	962,297	884,260
Navigare Funding Ltd CLO 0.558% due 05/20/19 " § ~	1,341,710	1,281,877
New Century Home Equity Loan Trust 0.415% due 05/25/36 " §	1,142,170	588,534
NYLIM Flatiron Ltd CLO (Cayman) 0.489% due 08/08/20 " § ~	1,300,000	1,207,419
Park Place Securities Inc 0.495% due 09/25/35 " §	107,892	93,654
Penta SA CLO (Luxembourg) 1.934% due 06/04/24 " § ~	EUR 7,068,643	8,447,322
Popular ABS Mortgage Pass-Through Trust 0.325% due 06/25/47 " §	$2,505,807	2,179,509
Renaissance Home Equity Loan Trust 0.995% due 12/25/32 " §	217,275	146,456
Securitized Asset-Backed Receivables LLC Trust 0.275% due 01/25/37 " §	293,682	280,600
SLC Student Loan Trust 0.396% due 08/15/19 " §	160,135	159,825
SLM Student Loan Trust
1.688% due 10/25/23 " § ~	EUR 5,000,000	6,267,182
1.798% due 09/15/21 " § ~	1,004,439	1,320,223
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$4,889,271	5,411,603
Soundview Home Equity Loan Trust 0.295% due 11/25/36 " § ~	205,349	55,184
Specialty Underwriting & Residential Finance 0.295% due 01/25/38 " §	92,312	82,281
Structured Asset Securities Corp 1.735% due 04/25/35 " §	2,102,163	1,606,880
Symphony Ltd CLO (Cayman) 0.526% due 05/15/19 " § ~	6,500,000	6,079,700
Wood Street BV CLO (Netherlands) 1.988% due 03/29/21 " § ~	EUR 1,455,957	1,839,317

Total Asset-Backed Securities
(Cost $59,420,826)		55,983,039

U.S. GOVERNMENT AGENCY ISSUE - 0.1%

Fannie Mae
5.375% due 04/11/22	$3,050,000	3,120,299

Total U.S. Government Agency Issue
(Cost $3,124,014)		3,120,299

U.S. TREASURY OBLIGATIONS - 88.5%

U.S. Treasury Bonds - 0.1%

8.000% due 11/15/21	1,400,000	2,190,125

U.S. Treasury Inflation Protected Securities - 88.4%

0.125% due 04/15/16 ∧ ‡	148,553,993	153,445,631
0.500% due 04/15/15 ∧	25,801,133	26,851,316
0.625% due 04/15/13 ∧	2,896,529	2,949,707
0.625% due 07/15/21 ∧ ‡	79,314,547	82,877,515
1.125% due 01/15/21 ∧	4,079,323	4,459,210
1.250% due 04/15/14 ∧	3,246,320	3,401,536
1.250% due 07/15/20 ∧	37,348,586	41,299,357
1.375% due 07/15/18 ∧	3,101,044	3,441,433
1.375% due 01/15/20 ∧	18,877,910	21,041,488
1.625% due 01/15/15 ∧	36,832,365	39,637,960
1.625% due 01/15/18 ∧	3,688,025	4,130,876
1.750% due 01/15/28 ∧	27,950,461	32,433,463
1.875% due 07/15/13 ∧	59,752,218	62,571,806
1.875% due 07/15/15 ∧ ‡	48,562,971	53,326,304
1.875% due 07/15/19 ∧ ‡	10,273,763	11,841,313
2.000% due 01/15/14 ∧	29,011,819	30,813,714
2.000% due 07/15/14 ∧	1,162,954	1,251,357
2.000% due 01/15/16 ∧ ‡	92,265,734	102,559,177
2.000% due 01/15/26 ∧	261,157,184	310,374,415
2.125% due 01/15/19 ∧	22,097,040	25,770,673
2.125% due 02/15/40 ∧	13,546,181	17,277,734
2.125% due 02/15/41 ∧ ‡	58,255,581	74,703,695
2.375% due 01/15/17 ∧ ‡	138,395,437	158,988,195
2.375% due 01/15/25 ∧ ‡	130,163,433	160,319,583
2.375% due 01/15/27 ∧ ‡	198,671,872	248,566,658
2.500% due 07/15/16 ∧	57,274,069	65,737,727
2.500% due 01/15/29 ∧	6,252,556	8,035,509
2.625% due 07/15/17 ∧	14,660,904	17,280,396
3.000% due 07/15/12 ∧	224,986,080	230,988,924
3.375% due 01/15/12 ∧ ‡	111,901,930	112,822,414
3.375% due 04/15/32 ∧	1,323,670	1,956,137
3.625% due 04/15/28 ∧ ‡	126,312,709	178,013,980
3.875% due 04/15/29 ∧	161,234,141	242,819,727

		2,531,988,930

Total U.S. Treasury Obligations
(Cost $2,525,088,718)		2,534,179,055

FOREIGN GOVERNMENT BONDS & NOTES - 6.7%

Australia Government Bond (Australia)
2.500% due 09/20/30	AUD 4,200,000	4,562,592
3.000% due 09/20/25	13,200,000	15,513,332
4.000% due 08/20/20	10,000,000	17,243,081
Canada Government Bond (Canada)
2.750% due 09/01/16	CAD 2,500,000	2,539,126
4.250% due 12/01/21	3,033,156	4,057,957
Export-Import Bank of Korea (South Korea) 0.466% due 10/04/11 § ~	$4,400,000	4,400,000
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16	EUR 31,972,188	39,484,586
2.100% due 09/15/21	9,008,067	9,847,423
2.600% due 09/15/23	3,491,520	3,817,686
New South Wales Treasury Corp (Australia) 2.750% due 11/20/25	AUD 14,400,000	16,221,024
Societe Financement de l’Economie Francaise (France)
0.450% due 07/16/12 § ~	$50,100,000	50,240,781
2.125% due 01/30/12 ~	1,800,000	1,809,491
3.375% due 05/05/14 ~	800,000	850,357
United Kingdom Gilt (United Kingdom) 4.750% due 12/07/30	GBP 4,200,000	7,971,133
United Kingdom Gilt Index-Linked Bond (United Kingdom) 1.875% due 11/22/22 ∧	6,961,930	13,445,786

Total Foreign Government Bonds & Notes
(Cost $191,033,237)		192,004,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS - 0.2%

Buckeye Tobacco Settlement Financing Authority of OH ‘A2’
5.750% due 06/01/34	$650,000	$466,479
5.875% due 06/01/47	100,000	70,281
6.000% due 06/01/42	2,100,000	1,509,459
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	300,000	191,061
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	4,335,000	3,156,617

Total Municipal Bonds
(Cost $7,166,213)		5,393,897

PURCHASED OPTIONS - 0.0%
(See Note (j) in Notes to Schedule of Investments)
(Cost $173,145)		35,193

SHORT-TERM INVESTMENTS - 22.8%

Foreign Government Issue - 9.1%

Japan Treasury Discount Bills (Japan)
0.098% due 10/24/11	JPY 19,990,000,000	259,156,907

U.S. Treasury Bills - 0.5%

0.018% due 12/01/11 ‡	$260,000	259,995
0.025% due 11/25/11 ‡	180,000	179,992
0.030% due 03/22/12 ‡	1,810,000	1,809,591
0.035% due 03/01/12 ‡	1,470,000	1,469,728
0.035% due 03/29/12 ‡	4,010,000	4,008,957
0.040% due 10/27/11 ‡	230,000	229,998
0.040% due 02/23/12 ‡	1,573,000	1,572,816
0.260% due 03/08/12 ‡	4,190,000	4,189,187
0.290% due 12/15/11 ‡	820,000	819,980
0.298% due 02/09/12 ‡	870,000	869,899

		15,410,143

Repurchase Agreements - 13.2%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $1,720,689; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $1,759,120)	1,720,688	1,720,688
Royal Bank of Canada 0.080% due 10/03/11 (Dated 09/30/11, repurchase price of $200,001,333; collateralized by U.S. Treasury Bills: 0.085% - 0.095% due 08/23/12 - 09/20/12 and value $204,338,000)	200,000,000	200,000,000
The Royal Bank of Scotland Group PLC 0.080% due 10/03/11 (Dated 09/30/11, repurchase price of $124,800,832; collateralized by U.S. Treasury Notes: 2.750% due 02/15/19 and value $127,557,904)	124,800,000	124,800,000
The Toronto Dominion Bank 0.090% due 10/03/11 (Dated 09/30/11, repurchase price of $50,000,375; collateralized by U.S. Treasury Bonds: 5.000% due 05/15/37 and value $40,925,194; and U.S. Treasury Notes: 4.500% due 11/15/15 and value $10,303,906)	50,000,000	50,000,000

		376,520,688

Total Short-Term Investments
(Cost $644,237,435)		651,087,738

TOTAL INVESTMENTS - 167.7%
(Cost $4,826,719,344)		4,799,440,438

TOTAL SECURITIES SOLD SHORT - (0.1%)
(See Note (e) in Notes to Schedule of Investments)
(Proceeds $1,081,875)		(1,083,438)

OTHER ASSETS & LIABILITIES, NET - (67.6%)		(1,935,803,795)

NET ASSETS - 100.0%		$2,862,553,205

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $6,524,332 or 0.2% of the net assets were in default as of September 30, 2011.

(c)	As of September 30, 2011, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2011, investments with total aggregate values of $3,362,932, $161,661,258, $22,726,332 and $9,317,925 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, reverse repurchase agreement, swap contracts, and delayed delivery securities, respectively.

(e)	Securities sold short outstanding as of September 30, 2011 were as follows:

	Principal
Description	Amount	Value
Fannie Mae 5.500% due 11/14/41	$1,000,000	($1,083,438)

Total Securities sold short
(Proceeds $1,081,875)		($1,083,438)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(f)	Open futures contracts outstanding as of September 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
3-Month Euribor (09/13)	137	EUR 137,000,000	($13,782)
3-Month Euribor (12/13)	274	274,000,000	(15,825)
3-Month Euribor (03/14)	137	137,000,000	74,424
Euro-Bund 10-Year Notes (12/11)	97	9,700,000	21,982
Eurodollar (03/13)	875	$875,000,000	1,128,499
Eurodollar (06/13)	272	272,000,000	415,910
Eurodollar (09/13)	686	686,000,000	772,027
Eurodollar (12/13)	1,564	1,564,000,000	2,113,528

Total Futures Contracts			$4,496,763

(g)	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

	Interest		Settlement	Maturity	Repurchase	Principal
Counterparty	Rate		Date	Date	Amount	Amount
CSF	0.140%		06/07/11	10/07/11	$15,498,350	$15,491,000
CSF	0.120%		08/08/11	10/07/11	139,931,981	139,904,000
CIT	(0.500%	)	09/26/11	09/26/13	7,265,479	7,340,000

						$162,735,000

(h)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended September 30, 2011 was $111,534,202 at a weighted average interest rate of 0.199%.

(i)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	AUD	10,263,000	11/11	CIT	$121,436
Sell	AUD	63,982,000	11/11	DUB	724,473
Buy	BRL	3,041,791	11/11	BRC	(234,805)
Buy	BRL	530,000	11/11	HSB	(52,097)
Buy	BRL	520,000	11/11	MSC	(54,347)
Sell	BRL	1,766,050	11/11	CIT	158,907
Sell	BRL	2,071,100	11/11	DUB	179,669
Buy	CAD	20,098,000	10/11	DUB	(1,086,126)
Buy	CNY	28,674,000	11/11	BRC	67,542
Buy	CNY	2,751,571	11/11	HSB	2,521
Buy	CNY	19,560,000	11/11	JPM	19,829
Buy	CNY	19,462,960	11/11	RBS	41,492
Sell	CNY	75,939,770	11/11	CIT	(117,290)
Buy	CNY	3,276,000	02/12	BRC	1,770
Buy	CNY	123,616,090	02/12	DUB	359,834
Buy	EUR	3,969,000	10/11	CIT	(329,411)
Buy	EUR	998,000	10/11	CSF	(71,916)
Buy	EUR	1,738,000	10/11	HSB	(174,443)
Buy	EUR	9,101,000	10/11	JPM	(750,242)
Buy	EUR	1,983,000	10/11	RBC	(153,663)
Buy	EUR	1,719,000	10/11	RBS	(155,329)
Buy	EUR	5,655,000	10/11	UBS	(263,664)
Sell	EUR	157,012,000	10/11	BRC	10,241,135
Sell	EUR	6,371,000	10/11	CIT	455,400
Sell	EUR	4,728,000	10/11	CSF	267,842
Sell	EUR	3,388,000	10/11	DUB	237,974
Sell	EUR	15,354,000	10/11	MSC	827,583
Sell	EUR	980,000	10/11	RBC	92,875
Sell	GBP	10,168,000	12/11	CIT	388,004
Sell	GBP	4,937,000	12/11	GSC	(38,981)
Sell	GBP	2,432,000	12/11	GSC	97,240
Sell	GBP	1,541,000	12/11	JPM	44,403
Sell	GBP	991,000	12/11	RBC	21,895
Sell	GBP	836,000	12/11	UBS	31,143
Buy	IDR	76,033,200,000	10/11	CIT	412,018
Buy	IDR	34,225,000,000	10/11	GSC	184,200
Sell	IDR	51,318,750,000	10/11	DUB	146,596
Buy	IDR	24,939,600,000	01/12	CIT	44,541
Sell	INR	212,462,323	11/11	BRC	277,743
Buy	INR	1,358,749,340	07/12	UBS	(2,241,896)
Buy	JPY	12,641,000	10/11	BRC	(1,024)
Buy	JPY	25,564,000	10/11	RBC	(1,935)
Buy	JPY	12,641,000	10/11	UBS	(1,432)
Sell	JPY	8,993,000,000	10/11	BOA	(2,935,436)
Sell	JPY	7,952,656,000	10/11	CIT	(2,732,603)
Sell	JPY	4,166,000,000	10/11	DUB	(1,328,859)
Sell	JPY	25,564,000	10/11	RBC	1,948
Buy	KRW	11,249,346,000	11/11	CIT	(755,615)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	KRW	30,451,521,000	11/11	JPM	($2,354,253)
Sell	KRW	8,087,640,000	11/11	MSC	(28,128)
Sell	KRW	5,567,815,303	11/11	MSC	409,343
Buy	MXN	286,513,840	11/11	CIT	(3,556,346)
Sell	MXN	110,418,670	11/11	BRC	1,232,938
Buy	MYR	5,246,285	11/11	CIT	(118,398)
Buy	MYR	28,737,728	04/12	UBS	(510,111)
Buy	PHP	484,488,060	11/11	BRC	136,501
Buy	PHP	154,700,000	11/11	CIT	40,180
Sell	PHP	547,872,600	11/11	CIT	38,744
Buy	PHP	182,900,000	03/12	CIT	(66,645)
Buy	PHP	593,525,200	03/12	JPM	(200,564)
Buy	SGD	630,075	12/11	CIT	(18,155)
Buy	SGD	13,777,525	12/11	JPM	(902,505)
Buy	SGD	3,700,000	12/11	RBS	(232,078)
Buy	SGD	2,700,000	12/11	UBS	(165,586)

Total Forward Foreign Currency Contracts					($4,326,164)

(j)	Purchased options outstanding as of September 30, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value
Put - OTC 1-Year Interest Rate Swap Δ	Receive	2.000%	11/19/12	GSC	$71,400,000	$173,145	$35,193

Total Purchased Options						$173,145	$35,193

(k)	Transactions in written options for the period ended September 30, 2011 were as follows:

	Number of	Notional Amount	Notional Amount	Notional Amount
	Contracts	in $	in AUD	in EUR	Premium
Outstanding, December 31, 2010	4,336	1,113,200,000	-	35,800,000	$11,732,334
Call Options Written	1,589	271,300,000	-	-	1,900,841
Put Options Written	719	354,900,000	33,000,000	-	2,836,269
Put Options Expired	-	-	(16,500,000)	-	(181,597)
Call Options Closed	(4,011)	(246,800,000)	-	(4,100,000)	(2,521,193)
Put Options Closed	(2,633)	(251,800,000)	-	(31,700,000)	(2,993,356)

Outstanding, September 30, 2011	-	1,240,800,000	16,500,000	-	$10,773,298

(l)	Premiums received and value of written options outstanding as of September 30, 2011 were as follows:

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value
Put - OTC Australian dollar Versus U.S. dollar Δ	$0.99	10/11/11	MSC	AUD 16,500,000	$159,717	($436,826)

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/10/20	DUB	$9,800,000	$73,500	($54,011)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/12/20	CIT	26,500,000	227,900	(89,307)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	04/07/20	CIT	90,900,000	810,160	(322,322)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	09/29/20	CIT	8,700,000	112,230	(34,440)

						$1,223,790	($500,080)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	10/11/11	MSC	$52,900,000	$365,010	($4,364,329)

Put - OTC 10-Year Interest Rate Swap	Pay	3.750%	10/11/11	MSC	52,900,000	597,770	(5)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	60,800,000	611,213	(27,701)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	9,700,000	85,244	(4,419)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	51,700,000	588,228	(23,555)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	30,000,000	335,310	(13,668)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	40,600,000	372,635	(18,497)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	61,000,000	675,921	(27,792)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	8,300,000	54,780	(7)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(13)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	17,000,000	116,185	(11,504)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	6,700,000	42,880	(4,534)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	340,100,000	2,731,516	(230,146)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	71,400,000	407,357	(88,372)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	07/11/13	DUB	79,800,000	392,017	(130,473)

						7,111,696	(580,686)

						$7,476,706	($4,945,015)

Straddle Options

	Counter-	Exercise	Expiration	Notional
Description	party	Price (1)	Date	Amount	Premium	Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	GSC	$-	10/11/11	$31,100,000	$164,214	($116,177)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	JPM	-	10/11/11	31,300,000	159,004	(116,924)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	10/11/11	67,600,000	750,404	(686,653)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	11/14/11	77,200,000	839,463	(802,927)

					$1,913,085	($1,722,681)

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$10,773,298	($7,604,602)

(m)	Swap agreements outstanding as of September 30, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Xstrata Canada Corp 7.350% due 06/05/12	(0.910%	)	06/20/12	BOA	0.320%	$3,700,000	($16,949)	$-	($16,949)
Starwoods Hotel & Resorts Worldwide Inc 7.875% due 05/01/12	(5.000%	)	06/20/12	DUB	1.131%	5,500,000	(162,931)	(167,109)	4,178
UST Inc 6.625% due 07/15/12	(0.340%	)	09/20/12	BOA	0.130%	8,900,000	(19,319)	-	(19,319)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%	)	03/20/13	BOA	1.525%	3,000,000	(39,168)	-	(39,168)
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%	)	03/20/13	BOA	0.718%	2,000,000	(51,856)	-	(51,856)
Rexam PLC 6.750% due 06/01/13	(1.450%	)	06/20/13	BRC	0.683%	4,200,000	(57,314)	-	(57,314)
Embarq Corp 7.082% due 06/01/16	(2.140%	)	06/20/13	MSC	1.618%	5,000,000	(47,725)	-	(47,725)
International Lease Finance Corp 5.550% due 09/05/12 Δ	(5.000%	)	09/20/13	BOA	7.343%	700,000	27,716	(22,601)	50,317
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%	)	12/20/13	BOA	0.269%	6,200,000	(27,204)	-	(27,204)
International Lease Finance Corp 6.625% due 11/15/13	(1.600%	)	12/20/13	DUB	7.624%	3,200,000	371,138	-	371,138
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	BOA	2.912%	4,900,000	(83,031)	-	(83,031)
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	CIT	2.912%	4,100,000	(69,475)	-	(69,475)
Liberty Mutual Group Inc 5.750% due 03/15/14	(1.390%	)	03/20/14	BOA	2.471%	3,600,000	90,857	-	90,857
Centex Corp 5.250% due 06/15/15	(1.000%	)	06/20/14	BNP	3.018%	3,500,000	180,967	(46,651)	227,618
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%	)	09/20/15	DUB	0.740%	3,000,000	15,797	-	15,797

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%	)	09/20/15	BOA	0.740%	$3,000,000	($11,278)	$-	($11,278)
Masco Corp 6.125% due 10/03/16	(1.910%	)	12/20/16	CIT	5.035%	5,300,000	718,934	-	718,934
Cardinal Health Inc 6.000% due 06/15/17	(0.590%	)	06/20/17	DUB	0.758%	250,000	2,265	-	2,265
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%	)	09/20/17	DUB	1.836%	400,000	(6,270)	-	(6,270)
Limited Brands Inc 6.900% due 07/15/17	(3.113%	)	09/20/17	MSC	2.803%	1,000,000	(17,385)	-	(17,385)
Temple-Inland Inc 6.625% due 01/15/18	(1.000%	)	03/20/18	BOA	1.034%	4,000,000	7,131	208,974	(201,843)
Health Care Properties Inc 6.700% due 01/30/18	(2.910%	)	03/20/18	GSC	3.270%	3,000,000	56,521	-	56,521
Con-way Inc 7.250% due 01/15/18	(3.800%	)	03/20/18	UBS	3.663%	7,000,000	(60,208)	-	(60,208)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%	)	06/20/18	BOA	3.186%	3,900,000	373,365	-	373,365

							$1,174,578	($27,387)	$1,201,965

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Petrobras International SP 8.375% due 12/10/18	1.000%	09/20/12	DUB	1.136%	$1,400,000	($1,435)	($17,368)	$15,933
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	3.420%	4,400,000	(87,513)	-	(87,513)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	CIT	1.645%	2,600,000	(129,014)	(62,124)	(66,890)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	DUB	1.645%	2,000,000	(99,241)	(65,523)	(33,718)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	1.743%	5,600,000	(147,731)	(65,752)	(81,979)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	CIT	0.757%	3,000,000	27,522	24,378	3,144
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	DUB	0.757%	3,400,000	31,192	16,168	15,024
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.743%	3,000,000	(79,142)	(42,473)	(36,669)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.743%	1,200,000	(31,657)	(13,657)	(18,000)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	RBS	1.743%	2,300,000	(60,675)	(44,419)	(16,256)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	BOA	1.713%	7,000,000	(408,779)	(159,148)	(249,631)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	CIT	1.713%	200,000	(11,679)	(5,500)	(6,179)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	JPM	1.713%	5,000,000	(291,985)	(100,522)	(191,463)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.713%	10,900,000	(636,528)	(211,399)	(425,129)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	BOA	1.312%	2,300,000	(28,423)	48,494	(76,917)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	CSF	0.814%	5,600,000	44,521	131,353	(86,832)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	DUB	0.814%	4,400,000	34,981	102,119	(67,138)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	GSC	1.312%	2,100,000	(25,951)	44,277	(70,228)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	JPM	1.312%	17,800,000	(219,966)	398,080	(618,046)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	RBS	1.312%	4,300,000	(53,138)	96,630	(149,768)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/16	CIT	1.792%	4,000,000	(272,161)	(172,705)	(99,456)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/16	MSC	1.792%	9,200,000	(625,970)	(403,350)	(222,620)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	BNP	0.883%	10,500,000	59,251	238,205	(178,954)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	CIT	0.883%	$5,300,000	$29,908	$65,775	($35,867)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	CIT	1.825%	600,000	(43,661)	(34,527)	(9,134)
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	GSC	4.269%	1,900,000	(327,178)	(112,298)	(214,880)
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	JPM	4.269%	100,000	(17,220)	(5,630)	(11,590)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/20	HSB	2.275%	13,400,000	(1,266,129)	(391,208)	(874,921)

						($4,637,801)	($742,124)	($3,895,677)

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation
Dow Jones CDX EM14 5Y	5.000%	12/20/15	CIT	$52,500,000	$3,194,684	$6,911,800	($3,717,116)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	DUB	5,900,000	359,021	874,900	(515,879)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	MSC	12,200,000	742,384	1,720,200	(977,816)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	RBS	3,600,000	219,064	495,000	(275,936)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	UBS	7,600,000	462,468	1,071,350	(608,882)
Dow Jones CDX EM15 5Y	5.000%	06/20/16	BRC	4,600,000	282,027	621,000	(338,973)

					$5,259,648	$11,694,250	($6,434,602)

Total Credit Default Swaps					$1,796,425	$10,924,739	($9,128,314)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3) An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	EUR 7,400,000	$281,437	$-	$281,437
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	11,800,000	506,687	-	506,687
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	14,700,000	390,968	-	390,968
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	BRL 72,500,000	(406,739)	(1,231,822)	825,083
BRL-CDI-Compounded	BNP	Pay	11.880%	01/02/13	34,100,000	533,517	(160,816)	694,333
BRL-CDI-Compounded	GSC	Pay	11.890%	01/02/13	59,900,000	963,379	41,978	921,401
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	22,900,000	368,304	31,758	336,546
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	20,500,000	347,928	-	347,928
BRL-CDI-Compounded	UBS	Pay	12.070%	01/02/13	23,900,000	438,694	(63,763)	502,457
BRL-CDI-Compounded	BRC	Pay	12.285%	01/02/13	17,100,000	361,776	80,772	281,004

Total Interest Rate Swaps						$3,785,951	($1,301,893)	$5,087,844

Total Swap Agreements						$5,582,376	$9,622,846	($4,040,470)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,305,792	$3,305,792	$-	$-
	Corporate Bonds & Notes	1,010,306,677	-	1,005,015,540	5,291,137
	Senior Loan Notes	2,689,195	-	2,689,195	-
	Mortgage-Backed Securities	341,335,198	-	317,523,266	23,811,932
	Asset-Backed Securities	55,983,039	-	54,541,443	1,441,596
	U.S. Government Agency Issue	3,120,299	-	3,120,299	-
	U.S. Treasury Obligations	2,534,179,055	-	2,534,179,055	-
	Foreign Government Bonds & Notes	192,004,355	-	192,004,355	-
	Municipal Bonds	5,393,897	-	5,393,897	-
	Short-Term Investments	651,087,738	-	651,087,738	-
	Derivatives:
	Credit Contracts
	Swaps	7,331,714	-	7,331,714	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	17,307,719	-	17,307,719	-
	Interest Rate Contracts
	Futures	4,526,370	4,526,370	-	-
	Purchased Options	35,193	-	35,193	-
	Swaps	4,192,690	-	4,192,690	-

	Total Interest Rate Contracts	8,754,253	4,526,370	4,227,883	-

	Total Assets - Derivatives	33,393,686	4,526,370	28,867,316	-

	Total Assets	4,832,798,931	7,832,162	4,794,422,104	30,544,665

Liabilities	Securities Sold Short	(1,083,438)	-	(1,083,438)	-
	Derivatives:
	Credit Contracts
	Swaps	(5,535,289)	-	(5,535,289)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(21,633,883)	-	(21,633,883)	-
	Written Options	(436,826)	-	(436,826)	-

	Total Foreign Currency Contracts	(22,070,709)	-	(22,070,709)	-
	Interest Rate Contracts
	Futures	(29,607)	(29,607)	-	-
	Swaps	(406,739)	-	(406,739)	-
	Written Options	(7,167,776)	-	(4,945,015)	(2,222,761)

	Total Interest Rate Contracts	(7,604,122)	(29,607)	(5,351,754)	(2,222,761)

	Total Liabilities - Derivatives	(35,210,120)	(29,607)	(32,957,752)	(2,222,761)

	Total Liabilities	(36,293,558)	(29,607)	(34,041,190)	(2,222,761)

	Total	$4,796,505,373	$7,802,555	$4,760,380,914	$28,321,904

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

				Derivatives
				Interest
				Rate Contracts
	Corporate	Mortgage-Backed	Asset-Backed	Written
	Bonds & Notes	Securities	Securities	Options	Total
Value, Beginning of Period	$4,394,581	$22,957,792	$32,649,989	($4,294,204)	$55,708,158
Purchases	-	-	-	-	-
Sales	(23,937)	(7,257,837)	(20,484,321)	-	(27,766,095)
Accrued Discounts (Premiums)	42,588	(620)	145,708	-	187,676
Net Realized Gains (Losses)	1,011	(3)	496,961	-	497,969
Change in Net Unrealized Appreciation (Depreciation)	(18,966)	302,784	488,048	2,071,443	2,843,309
Transfers In	2,391,360	11,867,432	-	-	14,258,792
Transfers Out	(1,495,500)	(4,057,616)	(11,854,789)	-	(17,407,905)

Value, End of Period	$5,291,137	$23,811,932	$1,441,596	($2,222,761)	$28,321,904

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($24,031)	$113,143	$6,416	$2,071,443	$2,166,971

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION PROTECTED PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 36.2%

U.S. Treasury Inflation Protected Securities - 36.2%

0.125% due 04/15/16 ∧	$40,970,305	$42,324,250
0.500% due 04/15/15 ∧	33,630,082	34,998,927
0.625% due 04/15/13 ∧	1,068,830	1,088,453
1.125% due 01/15/21 ∧	14,850,801	16,233,782
1.250% due 04/15/14 ∧	13,397,000	14,037,550
1.250% due 07/15/20 ∧	7,748,532	8,568,180
1.375% due 07/15/18 ∧	23,813,085	26,426,952
1.375% due 01/15/20 ∧	12,160,424	13,554,119
1.625% due 01/15/15 ∧	5,750,060	6,188,054
1.625% due 01/15/18 ∧	26,883,764	30,111,913
1.750% due 01/15/28 ∧	711,724	825,878
1.875% due 07/15/15 ∧	940,783	1,033,097
1.875% due 07/15/19 ∧	24,398,864	28,121,593
2.000% due 07/15/14 ∧	5,824,759	6,267,533
2.000% due 01/15/16 ∧	921,974	1,024,833
2.000% due 01/15/26 ∧	34,579,731	41,160,704
2.125% due 01/15/19 ∧	23,570,176	27,488,718
2.125% due 02/15/40 ∧	17,967,504	22,916,994
2.125% due 02/15/41 ∧	8,665,608	11,112,290
2.375% due 01/15/17 ∧	1,333,098	1,533,479
2.375% due 01/15/25 ∧	455,434	563,457
2.375% due 01/15/27 ∧	28,039,858	35,117,734
2.500% due 07/15/16 ∧	33,984,891	39,050,781
2.500% due 01/15/29 ∧	22,602,115	29,047,244
2.625% due 07/15/17 ∧	1,340,737	1,580,289
3.375% due 04/15/32 ∧	9,723,886	14,370,086
3.625% due 04/15/28 ∧	35,603,922	51,289,123
3.875% due 04/15/29 ∧	34,479,682	51,951,191

		557,987,204

Total U.S. Treasury Obligations
(Cost $534,802,973)		557,987,204

FOREIGN GOVERNMENT BONDS & NOTES - 19.7%

Canada Government Bond (Canada)
2.000% due 12/01/41	CAD 5,696,592	7,116,853
4.250% due 12/01/21	62,685,224	83,864,443
4.250% due 12/01/26	6,011,588	8,871,954
Sweden Government Bond (Sweden)
0.000% due 04/01/14	SEK 43,000,000	7,956,568
0.250% due 06/01/22	233,050,000	34,824,949
1.000% due 04/01/12	619,000,000	100,222,184
United Kingdom Gilt Index-Linked Bond (United Kingdom) 2.500% due 08/16/13	GBP 13,900,000	61,492,011

Total Foreign Government Bonds & Notes
(Cost $316,116,649)		304,348,962

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments)
(Cost $661,125)		257,813

SHORT-TERM INVESTMENTS - 40.8%

Commercial Paper - 20.2%

American Honda Finance Corp 0.172% due 10/06/11	$14,000,000	13,999,669
Bank of Nova Scotia (Canada) 0.249% due 01/09/12	13,000,000	12,991,153
Caterpillar Financial Services Corp 0.101% due 10/19/11	13,000,000	12,999,350
ConocoPhillips Qatar Funding Ltd (Cayman) 0.110% due 10/12/11	12,650,000	12,649,575
General Electric Capital Corp
0.081% due 11/21/11	14,000,000	13,998,413
0.120% due 10/12/11	13,000,000	12,999,523
JPMorgan Chase & Co 0.101% due 10/13/11	13,000,000	12,999,567
Macquarie Bank Ltd (Australia)
0.320% due 10/13/11	13,000,000	12,998,635
0.396% due 11/29/11	14,000,000	13,991,052
National Australia Funding DE Inc 0.203% due 12/15/11	12,200,000	12,194,917
National Bank of Canada (Canada) 0.140% due 11/14/11	13,000,000	12,997,776
Nationwide Building Society (United Kingdom) 0.315% due 11/14/11	10,000,000	9,996,211
Nestle Capital Corp 0.183% due 01/09/12	13,000,000	12,993,500
PACCAR Financial Corp 0.140% due 10/14/11	13,000,000	12,999,343
Province of Ontario (Canada) 0.071% due 10/21/11	13,000,000	12,999,494
Queensland Treasury Corp (Australia) 0.140% due 10/12/11	13,000,000	12,999,444
Sumitomo Corp (Japan) 0.294% due 11/29/11	13,000,000	12,993,821
The Coca-Cola Co
0.112% due 10/11/11	7,900,000	7,899,759
0.150% due 12/07/11	7,000,000	6,998,046
The Proctor & Gamble Co 0.142% due 12/19/11	10,000,000	9,996,928
The Toronto Dominion Holdings USA Inc 0.132% due 10/18/11	13,000,000	12,999,202
The Walt Disney Co 0.101% due 10/20/11	13,000,000	12,999,314
Toyota Motor Credit Corp 0.260% due 12/09/11	13,000,000	12,993,522
Wal-Mart Stores Inc 0.071% due 10/25/11	15,000,000	14,999,300
Westpac Banking Corp (Australia) 0.284% due 01/09/12	13,000,000	12,989,889

		311,677,403

Foreign Government Issues - 6.4%

Inter-American Development Bank (Multi-National)
0.041% due 10/11/11	35,000,000	34,999,930
0.246% due 10/03/11	25,000,000	24,999,903
Korea Development Bank (South Korea) 0.436% due 10/20/11	13,000,000	12,997,049
World Bank (Multi-National) 0.270% due 11/17/11	25,000,000	24,995,065

		97,991,947

U.S. Government Agency Issue - 1.6%

Federal Home Loan Bank
0.120% due 02/13/12	25,000,000	24,997,476

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION PROTECTED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 12.6%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $194,382,144; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $198,270,815)	$194,381,982	$194,381,982

Total Short-Term Investments
(Cost $629,048,489)		629,048,808

TOTAL INVESTMENTS - 96.7%
(Cost $1,480,629,236)		1,491,642,787

OTHER ASSETS & LIABILITIES, NET - 3.3%		50,587,476

NET ASSETS - 100.0%		$1,542,230,263

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	CAD	61,033,947	11/11	CSF	$3,120,133
Sell	CAD	42,638,453	11/11	UBS	2,205,035
Buy	GBP	27,672,200	11/11	UBS	(2,468,458)
Sell	GBP	27,672,200	11/11	UBS	1,508,509
Sell	GBP	39,540,000	11/11	UBS	(693,787)
Sell	SEK	1,039,696,421	11/11	CSF	8,731,016

Total Forward Foreign Currency Contracts					$12,402,448

(c)	Purchased options outstanding as of September 30, 2011 were as follows:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Cost	Value
Put - CBOT 30-Year U.S. Treasury Note Futures (11/11)	$135.00	10/21/11	BRC	1,500	$661,125	$257,813

Total Purchased Options					$661,125	$257,813

(d)	Transactions in written options for the period ended September 30, 2011 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2010	-	$-
Put Options Written	1,500	229,500

Outstanding, September 30, 2011	1,500	$229,500

(e)	Premiums received and value of written options outstanding as of September 30, 2011 were as follows:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Put - CBOT 30-Year U.S. Treasury Note Futures (11/11)	$132.00	10/21/11	BRC	1,500	$229,500	($93,750)

Total Written Options					$229,500	($93,750)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INFLATION PROTECTED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(f)	Swap agreements outstanding as of September 30, 2011 were as follows:

Total Return Swaps

						Upfront
						Premiums	Unrealized
		Counter-	Expiration	Notional		Paid	Appreciation
Receive Total Return	Pay	party	Date	Amount	Value	(Received)	(Depreciation)
Interest from U.S. Treasury Inflation Protected Securities 1.750% due 01/15/28	1-Month USD-LIBOR	BNP	01/13/12	$23,000,000	$2,170,322	$-	$2,170,322
Interest from U.S. Treasury Inflation Protected Securities 1.875% due 07/15/15	1-Month USD-LIBOR	BNP	01/13/12	25,000,000	(271,439)	-	(271,439)
Interest from U.S. Treasury Inflation Protected Securities 2.000% due 01/15/16	1-Month USD-LIBOR	BNP	01/13/12	25,000,000	(175,938)	-	(175,938)
Interest from U.S. Treasury Inflation Protected Securities 2.375% due 01/15/17	1-Month USD-LIBOR	BNP	01/13/12	25,000,000	70,891	-	70,891
Interest from U.S. Treasury Inflation Protected Securities 2.375% due 01/15/25	1-Month USD-LIBOR	BNP	01/13/12	42,000,000	3,333,511	-	3,333,511
Interest from U.S. Treasury Inflation Protected Securities 2.625% due 07/15/17	1-Month USD-LIBOR	BNP	01/13/12	20,000,000	178,601	-	178,601
Interest from Barclay Capital U.S. Inflation Linked Bonds	1-Month USD-LIBOR	BRC	01/14/12	414,796,464	(3,744,658)	-	(3,744,658)

Total Swap Agreements					$1,561,290	$-	$1,561,290

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	U.S. Treasury Obligations	$557,987,204	$-	$557,987,204	$-
	Foreign Government Bonds & Notes	304,348,962	-	304,348,962	-
	Short-Term Investments	629,048,808	-	629,048,808	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	15,564,693	-	15,564,693	-
	Interest Rate Contracts
	Purchased Options	257,813	257,813	-	-
	Swaps	5,753,325	-	5,753,325	-

	Total Interest Rate Contracts	6,011,138	257,813	5,753,325	-

	Total Assets - Derivatives	21,575,831	257,813	21,318,018	-

	Total Assets	1,512,960,805	257,813	1,512,702,992	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,162,245)	-	(3,162,245)	-
	Interest Rate Contracts
	Swaps	(4,192,035)	-	(4,192,035)	-
	Written Options	(93,750)	(93,750)	-	-

	Total Interest Rate Contracts	(4,285,785)	(93,750)	(4,192,035)	-

	Total Liabilities - Derivatives	(7,448,030)	(93,750)	(7,354,280)	-

	Total Liabilities	(7,448,030)	(93,750)	(7,354,280)	-

	Total	$1,505,512,775	$164,063	$1,505,348,712	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Financials - 0.8%

Wells Fargo & Co 7.500%	50,000	$51,653,000

Total Convertible Preferred Stocks
(Cost $37,049,553)		51,653,000

PREFERRED STOCKS - 0.1%

Financials - 0.1%

DG Funding Trust ~ Δ	233	1,755,626
General Motors Acceptance Corp Inc ~	2,000	1,339,438

		3,095,064

Total Preferred Stocks
(Cost $3,835,681)		3,095,064

	Principal
	Amount
CORPORATE BONDS & NOTES - 28.3%

Consumer Discretionary - 0.5%

Comcast Corp 7.050% due 03/15/33	$3,000,000	3,677,943
Corporacion GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	2,600,000	2,340,000
Cox Communications Inc 6.800% due 08/01/28	110,000	127,443
Marks & Spencer Group PLC (United Kingdom) 6.250% due 12/01/17 ~	10,000,000	10,815,000
The Black & Decker Corp 4.750% due 11/01/14	6,000,000	6,559,236
The Home Depot Inc 5.400% due 03/01/16	5,000,000	5,666,400
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,792,057

		32,978,079

Consumer Staples - 1.1%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	23,884,087
6.500% due 08/11/17	5,000,000	5,944,715
6.875% due 02/01/38	2,600,000	3,296,842
Philip Morris International Inc 6.375% due 05/16/38	4,100,000	5,318,241
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,916,400
Reynolds Group Issuer Inc 6.875% due 02/15/21 ~	8,000,000	7,240,000
The Clorox Co 5.950% due 10/15/17	5,000,000	5,431,705
The Kroger Co 5.500% due 02/01/13	2,900,000	3,054,979
Wal-Mart Stores Inc 5.800% due 02/15/18	7,200,000	8,762,061

		67,849,030

Energy - 3.0%

Cameron International Corp 1.257% due 06/02/14 §	6,100,000	6,132,379
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,490,166
8.146% due 04/11/18 ~	$11,000,000	12,182,500
9.250% due 04/23/19 ~	18,400,000	21,528,000
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,564,378
Nabors Industries Inc 6.150% due 02/15/18	2,300,000	2,570,524
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	19,864,832
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	2,000,000	1,975,000
Odebrecht Drilling VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	4,400,000	4,400,000
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	17,400,000	17,765,400
5.875% due 03/01/18	11,600,000	12,195,892
7.875% due 03/15/19	2,100,000	2,457,000
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	8,600,000	9,116,000
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ~ Δ	1,900,000	1,957,000
6.332% due 09/30/27 ~ Δ	2,600,000	2,922,182
6.750% due 09/30/19 ~ Δ	2,600,000	3,100,500
Reliance Holdings USA Inc 4.500% due 10/19/20 ~ Δ	4,000,000	3,682,044
Statoil ASA (Norway) 7.150% due 01/15/29	1,000,000	1,381,408
Suncor Energy Inc (Canada) 6.100% due 06/01/18	36,800,000	43,020,230
The Williams Cos Inc 7.500% due 01/15/31	700,000	822,744
TNK-BP Finance SA (Luxembourg)
7.500% due 07/18/16 ~	400,000	416,048
7.875% due 03/13/18 ~	2,400,000	2,520,000
Transneft (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,251,500
Transocean Inc (Cayman)
4.950% due 11/15/15	6,400,000	6,750,227
7.500% due 04/15/31	1,000,000	1,163,914

		186,229,868

Financials - 20.8%

Abbey National Treasury Services PLC (United Kingdom) 1.832% due 04/25/14 §	9,000,000	8,580,897
Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	12,742,758
Ally Financial Inc
3.478% due 02/11/14 §	29,200,000	26,853,284
3.751% due 06/20/14 §	9,500,000	8,677,775
4.500% due 02/11/14	9,600,000	8,808,000
6.250% due 12/01/17	9,200,000	8,054,609
7.500% due 09/15/20	2,900,000	2,635,375
American Express Bank FSB 5.500% due 04/16/13	17,800,000	18,800,022
American Express Centurion Bank 6.000% due 09/13/17	39,100,000	43,969,670
American International Group Inc
5.050% due 10/01/15	7,200,000	7,056,526
5.375% due 10/18/11	6,900,000	6,900,000
5.450% due 05/18/17	4,400,000	4,226,354
5.600% due 10/18/16	6,820,000	6,758,149
5.850% due 01/16/18	25,400,000	25,254,026
8.000% due 05/22/38 § ~	EUR 5,600,000	5,889,540
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	$5,400,000	5,423,506
BAC Capital Trust VII 5.250% due 08/10/35	GBP 3,350,000	3,134,395
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	$2,000,000	2,062,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

Banco Santander Brazil SA (Brazil)
0.000% due 12/28/11 ~	$19,600,000	$19,541,200
2.450% due 03/18/14 § ~	13,000,000	12,583,155
4.250% due 01/14/16 ~	6,300,000	5,961,060
4.500% due 04/06/15 ~	1,000,000	970,000
Bank of America Corp
0.616% due 08/15/16 §	2,800,000	2,132,477
1.673% due 01/30/14 §	23,600,000	21,389,718
4.500% due 04/01/15	5,900,000	5,598,770
5.650% due 05/01/18	25,300,000	24,080,059
7.250% due 10/15/25	840,000	813,189
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,705,678
Bank of India (India)
4.750% due 09/30/15 ~	4,800,000	4,738,013
6.250% due 02/16/21 ~ ‡	7,000,000	6,856,213
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	4,200,000	4,438,972
Bank of Nova Scotia (Canada)
0.561% due 08/09/12	5,400,000	5,416,999
1.650% due 10/29/15 ~	4,200,000	4,237,947
Banque PSA Finance SA (France) 2.274% due 04/04/14 § ~	9,300,000	8,774,671
Barclays Bank PLC (United Kingdom)
0.531% due 03/23/17 §	1,300,000	1,171,361
2.375% due 01/13/14	2,000,000	1,957,756
5.450% due 09/12/12	23,200,000	23,786,009
10.179% due 06/12/21 ~	19,520,000	20,946,522
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,119,000
BNP Paribas (France) 1.146% due 01/10/14 §	16,200,000	15,119,606
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,655,203
Capital One Capital IV 6.745% due 02/17/37 §	300,000	288,000
CCCA LLC 7.900% due 10/15/12 ~	300,000	312,565
CIT Group Inc
5.250% due 04/01/14 ~	1,700,000	1,653,250
7.000% due 05/01/14	1,104,763	1,128,239
7.000% due 05/01/15	1,207,357	1,199,811
7.000% due 05/01/16	2,012,262	1,954,409
7.000% due 05/01/17	2,817,166	2,736,172
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,247,552
Citigroup Capital XXI 8.300% due 12/21/77 §	62,050,000	60,964,125
Citigroup Inc
0.607% due 06/09/16 §	15,900,000	13,252,634
5.500% due 04/11/13	10,200,000	10,502,828
5.875% due 05/29/37	1,800,000	1,730,311
6.250% due 09/02/19	GBP 5,000,000	8,111,160
8.500% due 05/22/19	$11,500,000	13,925,488
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,519,795
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	3,700,000	3,669,627
Daimler Finance North America LLC 6.500% due 11/15/13	6,500,000	7,140,868
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,142,896
Ford Motor Credit Co LLC
2.996% due 01/13/12 §	10,000,000	10,055,600
7.000% due 10/01/13	700,000	736,914
7.000% due 04/15/15	500,000	526,250
7.250% due 10/25/11	5,064,000	5,070,396
8.000% due 12/15/16	500,000	547,205
12.000% due 05/15/15	3,300,000	3,984,750
General Electric Capital Corp
5.875% due 01/14/38	12,300,000	12,680,402
6.875% due 01/10/39	6,900,000	7,964,511
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15	EUR 13,000,000	15,892,782
Goldman Sachs Capital II 5.793% § ±	$13,500,000	8,437,500
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	3,900,000	3,882,025
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	8,387,392
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	25,677,630
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	2,500,000	2,509,245
Intesa Sanpaolo SPA (Italy) 2.708% due 02/24/14 § ~	9,100,000	8,200,165
JPMorgan Chase & Co
1.786% due 09/26/13 §	EUR 9,800,000	12,861,693
3.150% due 07/05/16	$36,735,000	36,560,399
6.000% due 01/15/18	3,300,000	3,683,536
7.900% § ±	3,615,000	3,735,651
JPMorgan Chase Bank NA 0.668% due 06/13/16 §	1,000,000	918,562
KeyBank NA 1.660% due 11/21/11 §	EUR 500,000	671,303
Kreditanstalt fuer Wiederaufbau (Germany) 2.000% due 09/07/16	8,900,000	12,075,384
LeasePlan Corp NV (Netherlands) 3.125% due 02/10/12	10,900,000	14,697,055
Lehman Brothers Holdings Inc
5.625% due 01/24/13 Ψ	$35,100,000	8,599,500
6.750% due 12/28/17 Ψ	17,000,000	25,500
6.875% due 05/02/18 Ψ	4,300,000	1,069,625
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	4,800,000	4,738,834
12.000% § ± ~	5,400,000	4,960,699
Marsh & McLennan Cos Inc 5.750% due 09/15/15	910,000	1,015,092
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	504,696
6.875% due 04/25/18	26,100,000	26,169,295
MetLife Institutional Funding II 1.274% due 04/04/14 § ~	41,300,000	41,279,722
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	600,000	630,056
Morgan Stanley 5.300% due 03/01/13	354,000	357,105
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	7,084,694
New York Life Global Funding 4.650% due 05/09/13 ~	1,510,000	1,595,147
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	22,500,000	23,500,305
Nykredit Realkredit AS (Denmark)
2.628% due 04/01/38 §	DKK 30,930,892	5,482,354
2.628% due 10/01/38 §	34,036,289	6,011,324
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	4,030,664
Prudential Financial Inc 6.100% due 06/15/17	5,000,000	5,458,370
Realkredit Danmark AS (Denmark) 2.480% due 01/01/38 §	DKK 176,959,091	31,193,008
Santander Finance Preferred SA Unipersonal (Spain) 11.300% § ±	GBP 7,500,000	10,935,297
SLM Corp
0.553% due 01/27/14 §	$9,200,000	8,449,519
4.875% due 12/17/12	GBP 2,015,000	3,086,133
5.000% due 10/01/13	$1,250,000	1,224,303

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
5.125% due 08/27/12	$200,000	$199,962
5.375% due 01/15/13	770,000	770,327
5.375% due 05/15/14	500,000	492,551
8.450% due 06/15/18	300,000	312,750
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	3,625,000
State Bank of India (India)
4.500% due 07/27/15 ~	5,200,000	5,211,612
4.500% due 07/27/15 ~ Δ	2,900,000	2,911,351
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,418,221
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,283,948
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	21,729,917
7.250% due 02/01/18	13,000,000	15,359,279
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ± ~	4,700,000	4,636,329
The Goldman Sachs Group Inc
1.883% due 05/23/16 §	EUR 2,800,000	3,192,071
1.962% due 01/30/17 §	1,000,000	1,112,085
5.375% due 03/15/20	$205,000	204,182
6.250% due 09/01/17	37,000,000	38,611,720
6.750% due 10/01/37	16,700,000	15,352,611
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	6,600,000	6,215,966
4.875% due 08/25/14 ~	1,100,000	1,108,724
6.990% § ± ~	3,000,000	1,920,000
7.640% § ±	16,000,000	7,760,000
UBS AG (Switzerland)
1.253% due 01/28/14 §	1,000,000	988,190
1.403% due 02/23/12 §	3,900,000	3,910,725
5.875% due 12/20/17	24,700,000	25,469,726
Vnesheconombank (Ireland) 5.450% due 11/22/17 ~	2,100,000	2,010,750
Volkswagen International Finance NV (Netherlands) 0.824% due 10/01/12 § ~	21,000,000	21,044,520
Wachovia Bank NA
0.637% due 11/03/14 § ‡	21,500,000	20,240,035
0.677% due 03/15/16 §	9,300,000	8,314,646
5.000% due 08/15/15	6,000,000	6,400,800
Wachovia Corp 0.379% due 10/15/11 §	13,000,000	12,999,974
WEA Finance LLC 5.700% due 10/01/16 ~	7,500,000	8,048,055
Wells Fargo & Co 7.980% § ±	58,900,000	60,961,500
Westpac Banking Corp (Australia) 1.099% due 03/31/14 § ~ ‡	17,100,000	17,167,152
XL Capital Finance Europe PLC (United Kingdom) 6.500% due 01/15/12	5,000,000	5,074,740

		1,272,517,605

Health Care - 0.1%

UnitedHealth Group Inc
6.000% due 02/15/18	2,300,000	2,735,776
6.875% due 02/15/38	2,700,000	3,553,808

		6,289,584

Industrials - 0.7%

CSX Corp 5.600% due 05/01/17	5,000,000	5,712,560
ERAC USA Finance Co 6.375% due 10/15/17 ~	5,000,000	5,808,050
International Lease Finance Corp
5.300% due 05/01/12	10,000,000	9,925,000
5.750% due 05/15/16	1,500,000	1,335,308
6.375% due 03/25/13	4,500,000	4,398,750
Masco Corp 6.125% due 10/03/16	10,000,000	9,768,330
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	7,418,636
United Air Lines Inc
9.350% due 04/07/16 Ψ Δ	68,978	15,951
9.560% due 10/19/18 Ψ Δ	751,505	300,602
10.850% due 02/19/15 Ψ Δ	626,954	288,399

		44,971,586

Information Technology - 0.4%

Hewlett-Packard Co
0.588% due 05/24/13 §	25,500,000	25,223,325

Materials - 0.7%

BHP Billiton Finance USA Ltd (Australia) 5.125% due 03/29/12	3,000,000	3,062,922
Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	3,690,400
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,200,000	4,462,500
Gerdau Holdings Inc 7.000% due 01/20/20 ~	10,400,000	10,764,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,149,000
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,711,680
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,326,410
Sealed Air Corp 5.625% due 07/15/13 ~	2,100,000	2,195,309
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	760,550
Xstrata Canada Corp (Canada)
5.375% due 06/01/15	60,000	65,313
6.000% due 10/15/15	107,000	117,990

		40,306,074

Telecommunication Services - 0.7%

American Tower Corp 7.000% due 10/15/17	132,000	149,563
AT&T Inc 6.300% due 01/15/38	6,800,000	7,835,477
BellSouth Corp 5.200% due 09/15/14	9,100,000	10,003,412
Embarq Corp 6.738% due 06/01/13	185,000	192,351
Qtel International Finance Ltd (Bermuda)
3.375% due 10/14/16 ~	300,000	301,687
4.750% due 02/16/21 ~	600,000	602,250
5.000% due 10/19/25 ~	7,000,000	6,881,875
Qwest Corp 8.875% due 03/15/12	1,500,000	1,554,375
Sprint Capital Corp 8.750% due 03/15/32	5,000,000	4,368,750
U.S. West Communications Inc 6.875% due 09/15/33	1,386,000	1,316,700
Verizon Communications Inc 5.550% due 02/15/16	8,000,000	9,141,360

		42,347,800

Utilities - 0.3%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,797,000
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,066,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	$900,000	$976,027
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,118,500
Progress Energy Inc 6.850% due 04/15/12	20,000	20,633
TECO Finance Inc 6.750% due 05/01/15	5,600,000	6,335,006
The Tokyo Electric Power Co Inc (Japan)
1.500% due 05/30/14	JPY 8,000,000	90,399
1.850% due 07/28/14	36,000,000	408,991

		19,813,420

Total Corporate Bonds & Notes
(Cost $1,729,465,821)		1,738,526,371

SENIOR LOAN NOTES - 0.3%

Consumer Discretionary - 0.0%

Yell Group PLC Term B1
3.989% due 07/31/14 § Δ	$5,494,748	1,802,278

Financials - 0.3%

Springleaf Finance Corp
5.500% due 05/10/17 §	16,800,000	14,763,000

Total Senior Loan Notes
(Cost $22,214,392)		16,565,278

MORTGAGE-BACKED SECURITIES - 50.4%

Collateralized Mortgage Obligations - Commercial - 3.0%

Banc of America Commercial Mortgage Inc 5.451% due 01/15/49 "	290,000	310,712
Bank of America Large Loan Inc 1.979% due 11/15/15 " § ~	4,541,132	4,054,143
BCRR Trust 5.858% due 07/17/40 " § ~	16,400,000	18,104,255
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	932,754
5.471% due 01/12/45 " §	1,300,000	1,434,182
5.700% due 06/11/50 "	6,900,000	7,467,663
7.000% due 05/20/30 " §	404,973	413,987
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	243,377
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 "	2,400,000	2,530,319
Credit Suisse Mortgage Capital Certificates
0.459% due 10/15/21 " § ~	22,541,862	21,199,059
5.467% due 09/15/39 "	35,300,000	36,460,452
5.824% due 03/15/39 " §	400,000	420,421
European Loan Conduit (Ireland) 1.685% due 05/15/19 " § ~	EUR 661,892	730,476
GE Capital Commercial Mortgage Corp 6.070% due 06/10/38 "	$28,442	28,420
GMAC Commercial Mortgage Securities Inc (IO) 1.096% due 05/15/35 " § Δ	1,222,806	38,271
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	211,390
5.444% due 03/10/39 "	18,200,000	18,959,595
JPMorgan Chase Commercial Mortgage Securities Corp 5.932% due 02/12/49 " §	5,660,000	6,027,790
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	126,036	126,529
5.866% due 09/15/45 " §	1,600,000	1,725,269
Lehman Large Loan (IO) 0.842% due 10/12/34 " § Δ	1,847,888	1,571
Merrill Lynch Floating Trust 0.764% due 07/09/21 " § ~	13,597,197	13,099,024
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	7,600,000	7,878,966
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	6,885,497
5.809% due 12/12/49 "	300,000	323,816
Morgan Stanley Reremic Trust 5.984% due 08/12/45 " § ~	700,000	767,150
Mortgage Capital Funding Inc (IO) 1.987% due 11/20/27 " § Δ	1,467	4
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/20 " § ~	15,453,710	13,565,692
5.342% due 12/15/43 "	16,200,000	16,592,858
5.678% due 05/15/46 "	215,000	229,458

		180,763,100

Collateralized Mortgage Obligations - Residential - 4.2%

Adjustable Rate Mortgage Trust
2.760% due 05/25/35 " §	403,504	386,338
2.871% due 09/25/35 " §	2,823,609	1,995,265
Arran Residential Mortgages Funding PLC (United Kingdom)
2.735% due 05/16/47 " § ~	EUR 2,713,423	3,632,142
2.935% due 05/16/47 " § ~	9,300,000	12,420,475
Banc of America Funding Corp
2.717% due 05/25/35 " §	$7,185,301	7,174,724
2.733% due 02/20/36 " §	5,147,645	4,468,758
5.747% due 01/20/47 " §	673,955	453,767
Banc of America Funding Corp (IO) 4.615% due 01/25/36 " § Δ	8,202,119	1,130,658
Banc of America Mortgage Securities Inc 5.000% due 05/25/34 "	493,796	495,626
BCAP LLC Trust
0.405% due 01/25/37 " §	4,135,963	2,062,386
5.250% due 02/26/36 " ~	6,736,720	6,758,257
5.250% due 08/26/37 " ~	15,600,000	15,350,400
5.756% due 03/26/37 " § ~	1,000,000	758,000
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/35 " §	60,375	56,264
2.400% due 08/25/35 " §	1,999,752	1,844,286
2.560% due 10/25/35 " §	1,456,493	1,209,347
2.605% due 08/25/33 " §	6,618,043	6,196,272
2.710% due 03/25/35 " §	8,075,836	7,528,411
2.730% due 04/25/33 " §	21,909	19,203
2.846% due 02/25/34 " §	933,796	809,015
4.827% due 01/25/35 " §	1,167,111	953,828
Bear Stearns Alt-A Trust
1.075% due 11/25/34 " §	1,237,914	925,947
2.599% due 05/25/35 " §	4,876,864	3,581,956
2.611% due 01/25/36 " §	5,014,116	2,452,723
2.772% due 09/25/35 " §	7,862,184	5,335,805
2.849% due 11/25/36 " §	5,577,437	2,912,365
Bear Stearns Structured Products Inc
2.572% due 01/26/36 " §	2,656,823	1,593,657
4.719% due 12/26/46 " §	1,845,141	1,128,589
Citigroup Mortgage Loan Trust Inc
2.450% due 08/25/35 " §	2,425,062	2,018,677
2.660% due 10/25/35 " §	244,126	192,855
2.701% due 08/25/35 " §	2,450,074	1,413,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

Countrywide Alternative Loan Trust 0.515% due 02/25/37 " §	$358,297	$173,832
Countrywide Alternative Loan Trust (IO) 4.765% due 05/25/35 " § Δ	12,322,729	1,484,502
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/35 " §	2,737,153	1,648,154
0.575% due 06/25/35 " § ~	9,298,927	8,077,806
2.595% due 02/20/36 " §	3,123,785	2,329,339
2.793% due 08/25/34 " §	524,231	368,342
2.856% due 05/20/34 " §	3,563,371	2,954,138
5.750% due 05/25/33 "	18,751	18,878
Credit Suisse First Boston Mortgage Securities Corp 0.804% due 03/25/32 " § ~	497,594	394,945
Downey Savings & Loan Association Mortgage Loan Trust 2.505% due 07/19/44 " §	1,942,072	1,440,341
Fannie Mae
0.295% due 07/25/37 " §	867,860	836,985
0.630% due 04/18/28 " §	244,663	246,630
0.680% due 10/18/30 " §	1,818	1,835
0.735% due 03/25/17 " §	66,410	66,859
5.000% due 03/25/21 "	98,705	104,926
6.500% due 10/25/42 " §	2,232,651	2,469,938
Fannie Mae (IO) 6.465% due 10/25/35 " § Δ	24,948	3,631
First Horizon Alternative Mortgage Securities
2.245% due 09/25/35 " §	210,689	139,386
2.259% due 03/25/35 " §	1,887,590	1,183,746
2.323% due 06/25/34 " §	10,088,763	8,484,383
6.000% due 01/25/35 "	231,964	226,754
First Horizon Asset Securities Inc 2.746% due 08/25/35 " §	440,404	351,368
Freddie Mac
0.579% due 12/15/29 " §	37,570	37,762
3.500% due 07/15/32 "	166,039	172,274
5.500% due 03/15/17 "	118,482	119,075
7.000% due 09/15/21 "	62,878	70,593
7.500% due 01/15/23 - 09/20/26 "	1,809,172	2,070,753
Freddie Mac Structured Pass-Through Securities
1.451% due 10/25/44 " §	3,271,344	3,369,212
1.652% due 07/25/44 " §	17,251,189	17,597,192
Government National Mortgage Association 7.000% due 02/16/29 "	246,228	267,380
Greenpoint Mortgage Funding Trust 0.505% due 11/25/45 " §	96,124	55,125
Greenpoint Mortgage Pass-Through Certificates 2.810% due 10/25/33 " §	1,415,486	1,143,578
GSR Mortgage Loan Trust 2.738% due 09/25/35 " §	231,773	214,211
Harborview Mortgage Loan Trust
0.970% due 02/19/34 " §	61,890	51,867
2.777% due 07/19/35 " §	2,125,648	1,630,428
Holmes Master Issuer PLC (United Kingdom) 2.955% due 10/15/54 " § ~	EUR 4,900,000	6,528,287
Impac CMB Trust 0.775% due 05/25/35 " §	$225,576	160,068
Imperial Savings Association 7.032% due 02/25/18 " §	1,073	1,029
IndyMac ARM Trust 1.821% due 01/25/32 " §	44,466	35,178
IndyMac Index Mortgage Loan Trust 2.662% due 12/25/34 " §	277,945	193,252
JPMorgan Mortgage Trust
5.018% due 02/25/35 " §	1,189,036	1,134,177
5.750% due 01/25/36 "	510,058	480,381
MASTR Adjustable Rate Mortgages Trust 2.716% due 04/21/34 " §	179,518	173,149
MASTR Alternative Loans Trust 0.635% due 03/25/36 " § Ψ	1,045,845	278,714
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	106,491	110,594
Merrill Lynch Mortgage Investors Inc
0.445% due 02/25/36 " §	1,326,043	887,230
2.618% due 06/25/35 " §	232,505	192,585
MLCC Mortgage Investors Inc
0.485% due 11/25/35 " §	255,889	210,574
1.222% due 10/25/35 " §	506,575	412,744
2.098% due 12/25/34 " §	656,355	620,937
2.420% due 10/25/35 " §	1,804,141	1,504,152
PHH Alternative Mortgage Trust 0.395% due 02/25/37 " §	38,578,108	23,044,999
Provident Funding Mortgage Loan Trust 2.631% due 04/25/34 " §	14,842	13,923
Residential Accredit Loans Inc
0.415% due 06/25/46 " §	2,689,764	917,746
0.445% due 04/25/46 " §	273,950	111,252
5.750% due 01/25/33 "	125,698	129,785
6.000% due 06/25/36 "	10,965,859	6,616,147
Residential Asset Securitization Trust 0.635% due 01/25/46 " §	2,597,406	1,100,840
Residential Asset Securitization Trust (IO) 4.715% due 11/25/35 " § Δ	9,581,744	1,310,303
Residential Funding Mortgage Securities I Inc 3.033% due 09/25/35 " §	1,537,555	981,875
Sequoia Mortgage Trust 0.581% due 07/20/33 " §	2,366,516	1,987,552
Structured Adjustable Rate Mortgage Loan Trust
2.540% due 08/25/35 " §	354,979	261,417
2.540% due 01/25/35 " §	1,191,416	923,868
Structured Asset Mortgage Investments Inc
0.445% due 05/25/46 " §	2,180,102	1,127,082
0.455% due 05/25/36 " §	1,713,738	889,095
0.465% due 05/25/45 " §	566,671	331,561
0.480% due 07/19/35 " §	1,706,855	1,369,997
0.515% due 02/25/36 " §	2,238,182	1,174,137
0.810% due 07/19/34 " §	60,837	50,219
0.890% due 09/19/32 " §	249,568	206,730
1.070% due 10/19/33 " §	7,095	5,317
SunTrust Alternative Loan Trust (IO) 4.865% due 12/25/35 " § Δ	23,585,039	3,290,674
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.615% due 11/25/35 " § Δ	41,745,581	6,813,096
4.715% due 11/25/35 " § Δ	11,517,629	1,210,969
Washington Mutual Mortgage Pass-Through Certificates
0.505% due 12/25/45 " §	144,836	115,765
0.525% due 10/25/45 " §	153,331	118,555
0.545% due 01/25/45 " §	1,875,308	1,437,308
0.555% due 01/25/45 " §	108,935	85,385
1.642% due 08/25/42 " §	100,612	83,700
2.600% due 02/27/34 " §	1,914,529	1,809,800
Washington Mutual MSC Mortgage Pass-Through Certificates
2.262% due 02/25/33 " §	7,810	6,707
2.320% due 02/25/33 " §	82,855	73,639
Wells Fargo Mortgage-Backed Securities Trust
2.700% due 05/25/35 " §	313,990	292,887
2.731% due 03/25/36 " §	16,583,496	13,684,792
2.734% due 02/25/35 " §	123,371	110,810
2.745% due 04/25/36 " §	4,119,576	3,619,474
2.795% due 03/25/36 " §	428,526	346,069
4.795% due 01/25/35 " §	2,274,556	2,105,700
4.930% due 12/25/34 " §	1,296,369	1,180,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
5.500% due 12/25/35 "	$9,880,261	$9,850,758
5.617% due 04/25/36 " §	1,955,932	844,049

		259,623,036

Fannie Mae - 39.8%

1.452% due 08/01/42 - 10/01/44 " §	2,981,278	2,992,283
1.754% due 09/01/35 " §	730,826	749,471
1.945% due 02/01/33 " §	692,578	715,751
1.985% due 09/01/33 " §	101,270	105,789
2.000% due 08/01/36 " §	1,272,792	1,341,182
2.113% due 12/01/34 - 07/01/35 " §	9,017,119	9,374,212
2.133% due 07/01/33 " §	89,074	93,358
2.175% due 02/01/33 " §	22,691	23,559
2.199% due 08/01/35 " §	1,142,142	1,185,065
2.205% due 04/01/35 " §	2,785,872	2,891,857
2.274% due 01/01/34 " §	29,891	31,084
2.283% due 03/01/34 " §	39,649	41,688
2.320% due 01/01/25 " §	89,781	93,258
2.345% due 04/01/27 " §	40,938	41,311
2.347% due 12/01/22 " §	33,355	34,993
2.351% due 11/01/34 " §	37,999	39,686
2.375% due 01/01/23 " §	154,994	162,051
2.437% due 03/01/33 " §	39,768	41,637
2.450% due 11/01/23 " §	99	99
2.555% due 11/01/34 " §	11,257,717	11,952,614
2.609% due 03/01/33 " §	898,564	913,390
2.739% due 06/01/34 " §	35,112	36,720
3.330% due 11/21/21 "	400,000	400,963
3.500% due 11/01/35 - 06/01/41 "	61,271,556	63,068,351
3.670% due 05/01/36 " §	109,279	110,321
3.771% due 05/01/36 " §	102,876	103,491
3.865% due 05/01/36 " §	3,348,394	3,515,112
4.000% due 07/01/18 - 10/01/41 "	918,594,087	964,972,771
4.500% due 08/01/22 - 11/01/41 "	829,153,568	880,256,033
4.613% due 07/01/33 " §	61,077	65,586
4.738% due 09/01/34 " §	1,408,896	1,508,097
4.788% due 04/01/34 " §	539,226	575,300
4.986% due 09/01/35 " §	888,026	949,271
5.000% due 02/01/34 - 10/01/41 "	70,276,208	75,684,562
5.113% due 12/01/34 " §	49,384	52,881
5.191% due 08/01/34 " §	35,874	38,450
5.375% due 01/01/36 " §	795,394	856,410
5.500% due 04/01/13 - 10/01/41 "	172,039,224	187,046,691
6.000% due 04/01/16 - 10/01/41 "	202,652,328	222,804,965
6.500% due 01/01/13 - 09/01/37 "	6,144,773	6,831,421
7.500% due 01/01/33 "	81,132	94,673
8.000% due 05/01/30 - 08/01/30 "	19,128	22,460
8.500% due 07/01/32 "	6,356	7,251

		2,441,826,118

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	227,297	224,954
7.430% due 11/01/19 - 11/01/22 "	563,268	559,141

		784,095

Freddie Mac - 2.6%

2.387% due 01/01/28 " §	31,022	32,350
2.484% due 05/01/23 - 07/01/32 " §	46,861	47,419
2.495% due 09/01/35 " §	762,518	794,027
2.499% due 03/01/32 " §	440,051	463,124
2.500% due 05/01/32 " §	27,134	27,617
4.500% due 02/01/39 - 10/01/41 "	103,718,068	109,780,199
5.154% due 06/01/17 " §	4,312	4,303
5.500% due 03/01/23 - 03/01/40 "	41,207,947	44,920,519
6.000% due 03/03/18 - 10/01/22 "	1,889,434	2,072,000
6.500% due 01/01/15 - 05/01/17 "	1,223,919	1,323,936
7.000% due 10/01/37 "	541,892	623,067

		160,088,561

Government National Mortgage Association - 0.8%

1.750% due 03/20/32 " §	78,296	80,801
2.000% due 03/20/32 - 01/20/33 " §	336,430	347,837
2.125% due 12/20/22 - 12/20/32 " §	1,617,553	1,677,051
2.250% due 03/20/28 - 03/20/29 " §	37,889	39,221
2.375% due 05/20/22 - 06/20/32 " §	3,869,885	4,015,614
2.500% due 11/20/24 - 03/20/33 " §	364,244	377,774
2.625% due 07/20/23 - 09/20/32 " §	1,135,183	1,179,124
2.750% due 03/20/29 " §	45,976	47,750
3.125% due 08/20/20 - 07/20/24 " §	181,909	189,266
3.500% due 10/20/40 - 01/15/41 "	37,136,461	38,919,041
6.000% due 02/15/38 - 03/15/39 "	323,748	361,868
6.500% due 11/15/38 "	260,957	301,820
7.500% due 02/15/31 - 12/15/31 "	99,405	116,402
8.000% due 12/15/29 - 08/15/32 "	670,245	792,366
8.500% due 09/15/16 - 12/15/30 "	760,680	915,326
9.000% due 02/15/17 - 04/15/20 "	17,007	19,876
10.000% due 05/15/19 - 02/15/25 "	15,510	17,945

		49,399,082

Total Mortgage-Backed Securities
(Cost $3,044,822,799)		3,092,483,992

ASSET-BACKED SECURITIES - 2.3%

Access Group Inc 1.553% due 10/27/25 " §	22,317,868	22,487,787
Aurum 2002 - 1A Ltd CLO (Cayman) 0.949% due 04/15/14 " § ~	3,337,204	3,203,792
Citibank Omni Master Trust
2.329% due 05/16/16 " § ~	55,935,000	56,419,906
2.979% due 08/15/18 " § ~	15,500,000	16,229,808
Countrywide Asset-Backed Certificates 0.975% due 02/25/33 " §	8,285	7,886
Daimler Chrysler Auto Trust 5.280% due 03/08/13 "	74,183	74,858
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	80,222
GE-WMC Mortgage Securities LLC 0.275% due 08/25/36 " §	2,230	693
Hillmark Funding CDO (Cayman) 0.548% due 05/21/21 " § ~	18,700,000	17,232,536
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	20,147	19,696
Long Beach Mortgage Loan Trust 0.795% due 10/25/34 " §	17,007	12,512
Mid-State Trust
7.340% due 07/01/35 "	1,519,451	1,565,352
7.791% due 03/15/38 "	618,359	587,157
8.330% due 04/01/30 "	2,305,971	2,324,313
Penta SA CLO (Luxembourg) 1.934% due 06/04/24 " § ~	EUR 1,742,953	2,082,901
Renaissance Home Equity Loan Trust 0.675% due 08/25/33 " §	$545,643	450,061
Santander Drive Auto Receivables Trust 0.950% due 08/15/13 "	99,768	99,810
Saxon Asset Securities Trust 0.755% due 08/25/32 " §	861	853
SLC Student Loan Trust 4.750% due 06/15/33 " § ~	5,457,169	5,464,124
SLM Student Loan Trust
0.703% due 01/25/17 " §	4,000,000	3,995,538
6.229% due 07/15/42 " § ~	5,214,352	4,887,842
Small Business Administration 4.754% due 08/10/14 "	1,014,044	1,077,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Structured Asset Securities Corp 0.815% due 01/25/33 " §	$30,753	$26,861
Toyota Auto Receivables Owner Trust 0.740% due 08/15/12 "	42,328	42,336

Total Asset-Backed Securities
(Cost $139,292,084)		138,374,712

U.S. GOVERNMENT AGENCY ISSUES - 0.8%

Fannie Mae
1.625% due 10/26/15	800,000	821,847
2.000% due 02/18/15	1,700,000	1,770,939
2.000% due 09/21/15	5,200,000	5,385,651
2.250% due 03/15/16 ‡	21,900,000	23,024,061
4.375% due 10/15/15	1,800,000	2,045,021
Freddie Mac
2.000% due 08/25/16	3,700,000	3,838,613
2.500% due 05/27/16	3,700,000	3,925,811
4.875% due 06/13/18	3,600,000	4,316,641
Small Business Administration Participation Certificates 6.120% due 09/01/21	1,127,604	1,246,820

Total U.S. Government Agency Issues
(Cost $45,625,773)		46,375,404

U.S. TREASURY OBLIGATIONS - 16.2%

U.S. Treasury Bonds - 0.0%

3.750% due 08/15/41	40,000	46,756

U.S. Treasury Inflation Protected Securities - 3.6%

0.625% due 07/15/21 ∧	4,911,564	5,132,201
1.125% due 01/15/21 ∧ ‡	40,380,134	44,140,534
1.250% due 07/15/20 ∧	6,940,530	7,674,706
1.750% due 01/15/28 ∧ ‡	36,556,743	42,420,116
2.000% due 01/15/26 ∧ ‡	26,520,992	31,568,282
2.125% due 02/15/40 ∧	14,633,220	18,664,218
2.375% due 01/15/25 ∧ ‡	7,790,315	9,638,084
2.375% due 01/15/27 ∧	2,688,600	3,367,262
2.500% due 01/15/29 ∧ ‡	25,464,208	32,725,480
3.625% due 04/15/28 ∧	8,660,036	12,475,189
3.875% due 04/15/29 ∧	9,069,984	13,665,917

		221,471,989

U.S. Treasury Notes - 12.6%

0.125% due 09/30/13 ‡	116,100,000	115,837,150
1.375% due 09/30/18 ‡	75,200,000	74,941,538
1.500% due 07/31/16	14,900,000	15,313,266
1.500% due 08/31/18 ‡	367,500,000	369,796,875
2.250% due 07/31/18	1,200,000	1,267,969
2.625% due 08/15/20 ‡	31,000,000	33,252,336
2.625% due 11/15/20	26,100,000	27,955,553
3.000% due 02/28/17	12,500,000	13,783,200
3.375% due 11/15/19	2,000,000	2,271,094
3.500% due 05/15/20	10,800,000	12,385,408
3.625% due 02/15/20	8,500,000	9,826,136
3.625% due 02/15/21 ‡	81,500,000	94,298,026

		770,928,551

Total U.S. Treasury Obligations
(Cost $977,333,376)		992,447,296

FOREIGN GOVERNMENT BONDS & NOTES - 13.5%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 327,696,000	173,612,042
10.000% due 01/01/13	17,401,000	9,189,755
10.000% due 01/01/14	17,594,000	9,163,936
10.000% due 01/01/17	326,025,000	163,056,369
Canada Government Bond (Canada)
2.750% due 09/01/16	CAD 6,500,000	6,601,727
3.000% due 12/01/15	10,100,000	10,312,718
3.250% due 06/01/21	8,800,000	9,201,832
3.750% due 06/01/19	2,900,000	3,137,197
4.250% due 06/01/18	900,000	996,931
4.500% due 06/01/15	1,200,000	1,281,409
Canada Housing Trust No 1 (Canada)
2.750% due 09/15/14 ~	8,900,000	8,859,997
2.750% due 12/15/15 ~	8,700,000	8,705,729
3.150% due 06/15/14 ~	3,400,000	3,413,141
3.350% due 12/15/20 ~	20,600,000	20,896,448
3.800% due 06/15/21 ~ Δ	1,800,000	1,887,157
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	$1,900,000	1,768,182
5.125% due 06/29/20	6,800,000	6,937,265
France Government Bond OAT (France) 3.250% due 10/25/21	EUR 81,600,000	115,429,528
Hydro Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,624,998
Italy Buoni Poliennali Del Tesoro (Italy)
2.100% due 09/15/16	EUR 8,696,435	10,739,807
2.100% due 09/15/21	14,806,363	16,185,994
2.350% due 09/15/19	4,231,760	4,991,314
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	12,690,857
Mexican Bonos (Mexico)
6.000% due 06/18/15	MXN 62,600,000	4,660,226
6.250% due 06/16/16	94,000,000	7,061,782
9.500% due 12/18/14	12,700,000	1,038,037
10.000% due 12/05/24	632,000,000	58,230,612
Province of Ontario (Canada)
1.375% due 01/27/14	$9,000,000	9,108,495
1.600% due 09/21/16	5,100,000	5,098,052
1.875% due 09/15/15	2,800,000	2,858,769
4.000% due 06/02/21	CAD 23,800,000	24,392,104
4.200% due 03/08/18	2,000,000	2,115,259
4.200% due 06/02/20	13,400,000	13,989,631
4.300% due 03/08/17	7,300,000	7,756,712
4.400% due 06/02/19	13,500,000	14,372,946
4.600% due 06/02/39	3,300,000	3,588,400
5.500% due 06/02/18	3,800,000	4,291,182
Province of Quebec (Canada)
4.250% due 12/01/21	3,500,000	3,626,085
4.500% due 12/01/16	600,000	641,838
4.500% due 12/01/17	300,000	321,323
4.500% due 12/01/18	1,300,000	1,389,768
7.500% due 07/15/23	$2,495,000	3,576,041
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	509,973
Republic of Panama (Panama) 6.700% due 01/26/36	10,935,000	13,286,025
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,257,188
7.375% due 04/25/12	320,000	331,200
Russian Foreign Bond - Eurobond (Russia) 3.625% due 04/29/15 ~	1,000,000	985,000
Societe Financement de l’Economie Francaise (France) 2.125% due 05/20/12	EUR 11,000,000	14,829,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Spain Government Bond (Spain)
4.650% due 07/30/25	EUR 18,700,000	$22,804,786
4.900% due 07/30/40	700,000	800,809
United Mexican States (Mexico) 6.050% due 01/11/40	$3,800,000	4,313,000

Total Foreign Government Bonds & Notes
(Cost $875,240,785)		827,918,976

MUNICIPAL BONDS - 4.1%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	4,600,000	6,543,086
Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	955,000	991,462
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	7,100,000	4,989,951
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,001,036
California Public Works Board Revenue ‘B2’ 7.804% due 03/01/35	4,700,000	5,278,946
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,645,760
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	2,116,315
6.300% due 12/01/21	800,000	895,016
6.899% due 12/01/40	6,800,000	8,165,440
Clark County NV ‘C’ 6.820% due 07/01/45	3,300,000	4,089,921
Clovis Unified School District CA ‘B’ 0.000% due 08/01/24	3,000,000	1,509,300
Cook County School District No 123 Oak Lawn IL 0.000% due 12/01/21	2,290,000	1,415,999
Escondido Union High School District CA 0.000% due 11/01/20	2,655,000	1,669,438
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,146,366
5.750% due 06/01/47	3,000,000	2,118,540
Golden State Tobacco Securitization Corp CA ‘A2’ 0.000% due 06/01/37 §	3,200,000	2,046,752
Hamilton OH School Districts Gas Supply Revenue 7.740% due 02/01/12	455,000	465,938
Huntington Beach Union High School District CA 0.000% due 08/01/32	10,000,000	2,681,200
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	326,796
Lee County Florida Apartment Revenue ‘A’ 6.000% due 10/01/29	1,000,000	1,000,000
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	7,324,147
Los Angeles Wastewater Systems Revenue CA 5.713% due 06/01/39	1,600,000	1,841,424
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,555,400
Metropolitan Transportation Authority NY 7.336% due 11/15/39	28,190,000	39,676,861
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	25,518,559
Modesto High School District Stanislaus County CA ‘A’ 0.000% due 08/01/26	4,000,000	1,741,400
Monrovia Unified School District CA ‘B’ 0.000% due 08/01/23	3,175,000	1,732,502
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,580,558
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	456,736
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	3,500,000	2,229,010
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	410,616
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,835,728
Pierce County School District No 3 WA 5.000% due 12/01/23	3,000,000	3,233,970
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,326,900
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,419,137
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	335,000	333,941
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	43,237,460
State of California
7.550% due 04/01/39	3,550,000	4,353,223
7.950% due 03/01/36	1,200,000	1,362,792
State of Illinois
4.071% due 01/01/14	3,600,000	3,714,336
4.511% due 03/01/15	1,600,000	1,671,872
6.900% due 03/01/35	1,000,000	1,088,520
State of Iowa 6.750% due 06/01/34	1,000,000	1,156,190
Texas State Transportation Commission 5.178% due 04/01/30	2,200,000	2,598,222
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	1,700,000	1,748,943
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	9,225,000	6,717,368
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	4,935,938
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	8,015,732
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,735,164
6.250% due 06/01/42	900,000	815,166
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	13,042,452

Total Municipal Bonds
(Cost $225,714,499)		254,507,529

PURCHASED OPTIONS - 0.0%
(See Note (j) in Notes to Schedule of Investments)
(Cost $360,687)		628,832

SHORT-TERM INVESTMENTS - 11.6%

Commercial Paper - 2.1%

Kells Funding LLC
0.016% due 11/17/11	13,000,000	12,995,757
0.250% due 11/17/11	43,700,000	43,685,737
0.254% due 11/01/11	13,000,000	12,997,201
0.290% due 01/11/12	45,800,000	45,758,459
0.295% due 01/10/12	13,000,000	12,988,361

		128,425,515

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Foreign Government Issues - 8.8%

Japan Treasury Discount Bills (Japan)
0.089% due 10/17/11	JPY 14,690,000,000	$190,449,814
0.094% due 11/21/11	25,000,000,000	324,083,590
0.173% due 10/03/11	1,930,000,000	25,022,558

		539,555,962

U.S. Treasury Bills - 0.2%

0.018% due 12/01/11 ‡	$1,210,000	1,209,976
0.020% due 10/20/11 ‡	104,000	104,000
0.025% due 10/20/11 ‡	16,000	16,000
0.025% due 11/25/11 ‡	770,000	769,988
0.025% due 02/09/12 ‡	202,000	201,977
0.026% due 11/17/11 ‡	690,000	689,995
0.030% due 03/22/12 ‡	2,510,000	2,509,433
0.035% due 03/01/12 ‡	540,000	539,900
0.035% due 03/29/12 ‡	460,000	459,880
0.040% due 02/23/12 ‡	460,000	459,946
0.055% due 03/01/12 ‡	750,000	749,861
0.260% due 03/08/12 ‡	1,190,000	1,189,769
0.290% due 12/15/11 ‡	1,370,000	1,369,966
0.298% due 02/09/12 ‡	3,030,000	3,029,648

		13,300,339

Repurchase Agreements - 0.5%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $7,368,503; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $7,516,240)	7,368,497	7,368,497
Merrill Lynch & Co Inc 0.090% due 10/03/11 (Dated 09/30/11, repurchase price of $24,000,180; collateralized by U.S. Treasury Notes: 0.500% due 08/15/14 and value $24,505,653)	24,000,000	24,000,000

		31,368,497

Total Short-Term Investments
(Cost $709,713,691)		712,650,313

TOTAL INVESTMENTS - 128.4%
(Cost $7,810,669,141)		7,875,226,767

TOTAL SECURITIES SOLD SHORT - (7.4%)
(See Note (e) in Notes to Schedule of Investments)
(Proceeds $444,500,000)		(451,058,981)

OTHER ASSETS & LIABILITIES, NET - (21.0%)		(1,291,863,315)

NET ASSETS - 100.0%		$6,132,304,471

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $10,578,291 or 0.2% of the net assets were in default as of September 30, 2011.

(c)	As of September 30, 2011, 1.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2011, investments with total aggregate values of $19,678,896, $388,841,177, $87,754,158 and $5,869,065 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, reverse repurchase agreements, swap contracts, and delayed delivery securities, respectively. In addition, $104,000 in cash was segregated as collateral for open futures contracts.

(e)	Securities sold short outstanding as of September 30, 2011 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
3.500% due 10/13/41	$61,000,000	($62,725,159)
4.000% due 10/13/41	334,400,000	(350,806,500)
Government National Mortgage Association 3.500% due 09/21/41	35,800,000	(37,527,322)

Total Securities sold short
(Proceeds $444,500,000)		($451,058,981)

(f)	Open futures contracts outstanding as of September 30, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/11)	605	$605,000,000	($20,976)
Eurodollar (03/12)	4,291	4,291,000,000	2,880,952
Eurodollar (06/12)	10,448	10,448,000,000	8,207,090
Eurodollar (09/12)	2,825	2,825,000,000	1,391,013
Eurodollar (12/12)	1,981	1,981,000,000	1,183,422
Eurodollar (03/13)	5,255	5,255,000,000	5,031,546
Eurodollar (06/13)	3,922	3,922,000,000	5,079,238
Eurodollar (09/13)	1,443	1,443,000,000	2,091,865
Eurodollar (12/13)	483	483,000,000	1,097,586
Eurodollar (03/14)	492	492,000,000	1,291,886
Eurodollar (06/14)	96	96,000,000	276,236
U.S. Treasury 10-Year Notes (12/11)	432	43,200,000	237,405
U.S. Treasury 30-Year Notes (12/11)	157	15,700,000	(420,230)

Total Futures Contracts			$28,327,033

(g)	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

	Interest		Settlement	Maturity	Repurchase	Principal
Counterparty	Rate		Date	Date	Amount	Amount
CSF	(0.200%	)	12/07/10	(1)	(1)	$13,968,000
RBS	(0.400%	)	06/16/11	(1)	(1)	2,793,000
MER	0.400%		07/08/11	(1)	(1)	4,665,500
BNP	0.130%		08/11/11	(1)	(1)	4,086,250
CIT	0.100%		09/14/11	(1)	(1)	278,932,500
CIT	(0.375%	)	09/29/11	(1)	(1)	9,763,000
CIT	0.190%		09/30/11	(1)	(1)	74,824,000

						$389,032,250

(1)	The reverse repurchase agreement has an open maturity date and be terminated at any time by either party.

(h)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended September 30, 2011 was $36,086,040 at a weighted average interest rate of 0.162%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(i)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	BRL	19,829,150	11/11	BRC	$1,032,639
Sell	BRL	486,668,404	11/11	HSB	39,808,493
Sell	BRL	20,058,770	11/11	MSC	1,011,427
Buy	CAD	42,415,000	10/11	CIT	(691,515)
Buy	CAD	9,031,000	10/11	DUB	(488,049)
Sell	CAD	51,743,000	10/11	CIT	732,905
Sell	CAD	181,000	10/11	GSC	2,417
Sell	CAD	41,487,000	10/11	JPM	548,486
Sell	CAD	326,000	10/11	MSC	9,853
Sell	CAD	12,116,000	10/11	RBC	127,076
Sell	CAD	1,233,084	10/11	UBS	23,368
Buy	CNY	21,152,000	11/11	BRC	49,824
Buy	CNY	14,426,000	11/11	JPM	14,624
Buy	CNY	14,357,572	11/11	RBS	30,608
Buy	CNY	4,437,776	02/12	BRC	2,397
Buy	CNY	76,600,000	02/12	CIT	141,973
Buy	CNY	7,668,000	06/12	BRC	6,525
Buy	CNY	47,287,480	06/12	CIT	40,468
Buy	CNY	19,140,000	06/12	DUB	(20,008)
Buy	CNY	169,312,850	06/12	HSB	140,599
Buy	CNY	51,092,600	06/12	JPM	39,186
Buy	CNY	22,849,200	06/12	JPM	(4,783)
Buy	CNY	56,175,800	06/12	MSC	39,004
Sell	CNY	11,427,750	06/12	HSB	1,896
Buy	CNY	60,000,000	02/13	JPM	56,070
Buy	CNY	67,903,046	02/13	RBS	74,409
Buy	DKK	4,321,000	10/11	RBC	(10,118)
Sell	DKK	228,286,000	10/11	DUB	1,734,655
Buy	EUR	3,506,000	10/11	BOA	(308,721)
Buy	EUR	9,845,000	10/11	BRC	(1,006,308)
Buy	EUR	1,782,000	10/11	CIT	(159,023)
Buy	EUR	9,362,000	10/11	CSF	(674,627)
Buy	EUR	20,985,000	10/11	DUB	(2,176,883)
Buy	EUR	249,000	10/11	GSC	(1,257)
Buy	EUR	2,163,000	10/11	RBC	(204,988)
Buy	EUR	22,791,000	10/11	RBS	(1,874,222)
Sell	EUR	194,104,000	10/11	BRC	12,794,514
Sell	EUR	491,000	10/11	CIT	37,341
Sell	EUR	5,627,000	10/11	CSF	318,770
Sell	EUR	12,891,000	10/11	DUB	910,361
Sell	EUR	107,348,000	10/11	JPM	8,733,055
Sell	EUR	18,272,000	10/11	MSC	984,864
Sell	EUR	1,800,000	10/11	RBC	31,248
Sell	EUR	1,200,000	11/11	JPM	24,420
Sell	GBP	29,778,000	12/11	CIT	1,286,240
Buy	IDR	23,233,000,000	10/11	DUB	131,811
Buy	IDR	49,046,600,000	10/11	RBS	253,385
Sell	IDR	77,935,400,000	10/11	CIT	(344,899)
Sell	IDR	47,274,500,000	10/11	HSB	(165,189)
Sell	IDR	49,952,000,000	10/11	UBS	(69,059)
Buy	IDR	20,000,000,000	01/12	CIT	35,719
Buy	IDR	37,918,580,000	01/12	JPM	4,568
Buy	IDR	168,072,674,500	07/12	HSB	2,052
Buy	INR	348,824,200	11/11	BRC	(508,987)
Sell	INR	48,032,000	11/11	BRC	25,685
Sell	INR	441,882,000	11/11	CIT	136,553
Sell	INR	9,664,000	11/11	GSC	3,969
Sell	INR	43,506,000	11/11	HSB	17,494
Buy	INR	886,413,000	07/12	UBS	(1,462,555)
Buy	JPY	85,232,000	10/11	CIT	(9,169)
Sell	JPY	3,632,272,000	10/11	CIT	(1,341,518)
Sell	JPY	3,409,400,000	10/11	DUB	(1,263,962)
Sell	JPY	5,413,800,000	10/11	JPM	(2,420,213)
Sell	JPY	4,313,000,000	10/11	UBS	(1,562,117)
Sell	JPY	2,027,000,000	11/11	BRC	138,523
Sell	JPY	5,374,000,000	11/11	CIT	350,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	JPY	7,523,000,000	11/11	DUB	$475,739
Sell	JPY	10,076,000,000	11/11	JPM	644,892
Buy	KRW	11,822,522,369	11/11	CIT	(794,115)
Buy	KRW	18,000,000,000	11/11	JPM	(1,213,565)
Sell	KRW	20,694,781,000	11/11	CSF	476,900
Sell	KRW	4,379,520,000	11/11	CSF	(8,315)
Sell	KRW	2,996,460,000	11/11	JPM	162,777
Sell	KRW	2,970,832,500	11/11	JPM	(15,523)
Sell	KRW	3,107,300,000	11/11	MSC	168,925
Buy	KRW	42,721,035,000	02/12	UBS	(3,912,901)
Buy	MXN	3,480,927	11/11	DUB	(46,098)
Buy	MXN	995,333,652	11/11	HSB	(11,968,653)
Buy	MXN	10,749,600	11/11	MSC	(128,276)
Buy	MXN	9,549,200	11/11	UBS	(114,454)
Sell	MXN	1,113,081	11/11	CIT	5,500
Sell	MXN	191,684,172	11/11	HSB	819,130
Sell	MXN	117,450,000	11/11	JPM	268,152
Sell	MXN	1,035,747,556	11/11	UBS	7,840,118
Sell	MYR	10,128,000	11/11	BRC	32,190
Sell	MYR	7,274,900	11/11	CIT	24,575
Sell	MYR	2,530,000	11/11	HSB	8,673
Buy	MYR	35,401,605	04/12	UBS	(628,399)
Buy	PHP	86,951,377	11/11	BRC	24,494
Buy	PHP	155,929,000	11/11	CIT	33,100
Buy	PHP	95,346,500	11/11	CIT	(24,401)
Buy	PHP	35,240,000	11/11	DUB	4,100
Buy	PHP	35,136,000	11/11	GSC	1,727
Buy	PHP	70,776,000	11/11	JPM	14,953
Buy	PHP	30,170,000	11/11	JPM	(11,586)
Sell	PHP	221,695,500	11/11	CIT	41,393
Sell	PHP	314,328,000	11/11	HSB	27,721
Sell	PHP	52,164,000	11/11	JPM	19,462
Sell	PHP	211,152,000	11/11	JPM	(18,028)
Buy	PHP	214,400,000	03/12	CIT	(78,121)
Buy	PHP	47,000,000	03/12	HSB	(13,914)
Buy	PHP	757,282,301	03/12	JPM	(247,335)
Buy	PHP	51,680,399	03/12	MSC	(14,413)
Sell	PHP	17,408,000	03/12	JPM	5,085
Buy	SGD	3,549,300	12/11	CIT	(102,267)
Buy	SGD	35,156,047	12/11	JPM	(2,302,918)
Buy	SGD	9,300,000	12/11	RBS	(583,330)
Buy	SGD	5,700,000	12/11	UBS	(349,897)
Sell	SGD	9,223,477	12/11	CIT	246,992
Sell	SGD	6,475,300	12/11	CSF	248,468
Sell	SGD	3,236,740	12/11	GSC	124,930
Sell	SGD	7,685,695	12/11	UBS	222,903
Buy	TRY	34,217,930	10/11	HSB	(2,011,973)
Sell	TRY	3,232,080	10/11	BRC	67,273
Sell	TRY	1,306,235	10/11	CIT	(276)
Sell	TRY	5,768,960	10/11	DUB	107,244
Sell	TRY	6,279,000	10/11	JPM	133,810
Sell	TRY	745,180	10/11	MSC	507
Buy	TWD	20,000,000	01/12	BRC	(40,342)
Buy	TWD	75,841,795	01/12	JPM	(145,506)
Buy	ZAR	141,733,706	10/11	HSB	(2,651,768)
Sell	ZAR	18,555,250	10/11	HSB	210,085
Sell	ZAR	45,393,520	10/11	JPM	197,957
Buy	ZAR	14,441,000	01/12	JPM	(219,265)

Total Forward Foreign Currency Contracts					$40,135,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(j)	Purchased options outstanding as of September 30, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap Δ	Pay	1.250%	04/30/12	RBS	$91,400,000	$360,687	$628,832

Total Purchased Options						$360,687	$628,832

(k)	Transactions in written options for the period ended September 30, 2011 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2010	2,748	2,208,900,000	2,000,000	$20,132,466
Call Options Written	1,527	1,006,000,000	-	4,226,600
Put Options Written	2,333	1,816,100,000	-	11,095,529
Put Options Expired	-	(4,600,000)	-	(18,860)
Call Options Closed	(2,901)	(803,100,000)	(1,000,000)	(4,646,903)
Put Options Closed	(2,830)	(602,000,000)	(1,000,000)	(5,115,602)

Outstanding, September 30, 2011	877	3,621,300,000	-	$25,673,230

(l)	Premiums received and value of written options outstanding as of September 30, 2011 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC Dow Jones CDX IG16 5Y Index	0.800%	12/21/11	MSC	$44,100,000	$52,115	($15,080)
Call - OTC Dow Jones CDX IG16 5Y Index	0.820%	12/21/11	CSF	20,000,000	28,000	(8,148)
Call - OTC Dow Jones CDX IG16 5Y Index	0.820%	12/21/11	DUB	19,000,000	26,125	(7,740)
Call - OTC Dow Jones CDX IG16 5Y Index	0.840%	12/21/11	JPM	19,800,000	24,750	(9,534)
Call - OTC Dow Jones CDX IG16 5Y Index	0.850%	12/21/11	BNP	74,300,000	83,875	(38,786)
Call - OTC Dow Jones CDX IG16 5Y Index	0.850%	12/21/11	BOA	43,900,000	55,930	(22,917)
Call - OTC Dow Jones CDX IG16 5Y Index	0.850%	12/21/11	CSF	37,800,000	44,420	(19,732)
Call - OTC Dow Jones CDX IG16 5Y Index	0.850%	12/21/11	GSC	9,200,000	7,360	(4,803)
Call - OTC Dow Jones CDX IG16 5Y Index	0.850%	12/21/11	JPM	4,600,000	4,692	(2,401)
Call - OTC Dow Jones CDX IG16 5Y Index	0.850%	12/21/11	MSC	6,500,000	5,200	(3,393)
Call - OTC Dow Jones CDX IG16 5Y Index	0.850%	12/21/11	UBS	8,600,000	9,675	(4,489)
Call - OTC Dow Jones CDX IG16 5Y Index	1.000%	12/21/11	MSC	19,100,000	40,575	(27,655)

					382,717	(164,678)

Credit Default Swaptions – Sell Protection (2)

Put - OTC Dow Jones CDX IG16 5Y Index	1.200%	12/21/11	BNP	18,100,000	77,830	(252,901)
Put - OTC Dow Jones CDX IG16 5Y Index	1.200%	12/21/11	BOA	13,400,000	56,950	(187,230)
Put - OTC Dow Jones CDX IG16 5Y Index	1.200%	12/21/11	UBS	4,500,000	21,150	(62,876)
Put - OTC Dow Jones CDX IG16 5Y Index	1.500%	12/21/11	MSC	19,100,000	137,620	(158,220)
Put - OTC Dow Jones CDX IG16 5Y Index	1.800%	12/21/11	BOA	30,300,000	152,680	(155,671)

					446,230	(816,898)

					$828,947	($981,576)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10]-Inflation Adjustment)] or $0	03/10/20	DUB	$4,200,000	$31,500	($23,147)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10]-Inflation Adjustment)] or $0	03/12/20	CIT	11,600,000	98,160	(39,093)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10]-Inflation Adjustment)] or $0	04/07/20	CIT	27,900,000	248,820	(98,930)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10]-Inflation Adjustment)] or $0	09/29/20	CIT	$12,300,000	$158,670	($48,691)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1 +0.00%)[10]-Inflation Adjustment)] or $0	10/13/20	DUB	12,500,000	122,500	(73,306)

						$659,650	($283,167)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Pay	1.800%	10/11/11	CSF	$98,500,000	$88,856	($59)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	BOA	24,800,000	151,900	(3)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	MSC	204,300,000	1,038,875	(20)
Put - OTC 10-Year Interest Rate Swap	Pay	4.250%	10/11/11	RBS	40,900,000	257,670	(4)
Put - OTC 1-Year Interest Rate Swap	Pay	0.650%	11/14/11	GSC	84,000,000	172,200	(25,435)
Put - OTC 1-Year Interest Rate Swap	Pay	2.000%	04/30/12	RBS	182,800,000	365,600	(34,421)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	14,100,000	146,366	(8,172)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	35,300,000	345,940	(20,460)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	76,900,000	831,997	(35,036)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	52,000,000	465,081	(23,691)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	88,000,000	951,476	(40,093)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	75,800,000	824,764	(34,535)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	127,900,000	1,288,790	(58,271)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	155,300,000	1,325,423	(70,755)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	28,900,000	174,122	(26)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	53,800,000	1,330,115	(83,137)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	17,900,000	449,469	(27,661)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	DUB	82,900,000	1,157,552	(1,108,415)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	08/13/12	RBS	114,000,000	1,581,704	(1,524,237)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	67,400,000	567,113	(45,610)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	8,000,000	54,500	(5,414)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	GSC	62,300,000	369,647	(42,158)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	32,900,000	203,248	(22,263)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	293,200,000	2,308,700	(198,408)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	95,500,000	544,855	(118,200)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	108,200,000	408,455	(63,708)
Put - OTC 1-Year Interest Rate Swap	Pay	2.250%	05/28/13	BOA	97,900,000	484,605	(99,956)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	67,300,000	474,987	(509,912)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	07/11/13	DUB	456,600,000	2,144,448	(746,541)

						$20,508,458	($4,946,601)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Put - CME Eurodollar Futures (03/12)	$99.00	03/19/12	CIT	877	$698,474	($186,363)

Straddle Options

	Counter-	Exercise	Expiration	Notional
Description	party	Price (1)	Date	Amount	Premium	Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	GSC	$-	10/11/11	$41,800,000	$220,712	($156,148)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	JPM	-	10/11/11	38,700,000	196,596	(144,568)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	10/11/11	128,300,000	1,425,972	(1,303,219)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	11/14/11	104,300,000	1,134,421	(1,084,782)

					$2,977,701	($2,688,717)

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$25,673,230	($9,086,424)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(m)	Swap agreements outstanding as of September 30, 2011 were as follows:

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)

Upfront
	Fixed Deal						Premiums
	Pay		Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	Amount (4)	Value (5)	(Received)	Appreciation
BFC Genesee Ltd CDO 1.896% due 01/10/41 Δ	(1.280%	)	01/10/41	JPM	$4,920,720	$4,767,992	$-	$4,767,992

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Sealed Air Corp 5.625% due 07/15/13	(0.580%	)	09/20/13	MSC	1.683%	$2,100,000	$44,685	$-	$44,685
CNA Financial Corp 5.850% due 12/15/14	(0.470%	)	12/20/14	CIT	2.149%	4,000,000	205,806	-	205,806
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%	)	12/20/14	BRC	0.787%	2,000,000	15,679	-	15,679
CNA Financial Corp 5.850% due 12/15/14	(0.630%	)	12/20/14	BOA	2.149%	5,000,000	232,435	-	232,435
Masco Corp 6.125% due 10/03/16	(0.915%	)	12/20/16	CSF	5.035%	10,000,000	1,793,213	-	1,793,213
Rohm & Haas Co 6.000% due 09/15/17	(0.580%	)	09/20/17	UBS	0.475%	5,000,000	(31,294)	-	(31,294)
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%	)	12/20/17	RBS	2.670%	10,000,000	926,041	-	926,041
Erac USA Finance Co 8.000% due 01/15/11	(2.700%	)	12/20/17	GSC	0.869%	5,000,000	(542,008)	-	(542,008)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%	)	03/20/18	GSC	2.698%	2,300,000	217,786	-	217,786

							$2,862,343	$-	$2,862,343

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Morgan Stanley 6.600% due 04/01/12	1.000%	09/20/12	JPM	5.429%	$6,900,000	($285,850)	($123,542)	($162,308)
MetLife Inc 5.000% due 06/15/15	1.000%	09/20/13	JPM	2.582%	9,030,000	(270,437)	(506,399)	235,962
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	2.882%	4,600,000	115,218	-	115,218
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	2.882%	11,400,000	334,827	-	334,827
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	2.882%	7,700,000	231,148	-	231,148
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	2.882%	7,200,000	230,925	-	230,925
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	2.882%	13,400,000	451,501	-	451,501
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	2.882%	16,900,000	605,962	-	605,962
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	2.882%	13,500,000	542,417	-	542,417
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	2.882%	5,900,000	256,187	-	256,187
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	2.882%	2,800,000	124,607	-	124,607
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	BOA	2.189%	4,300,000	(166,757)	(75,980)	(90,777)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.686%	3,000,000	(68,325)	(67,496)	(829)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.686%	3,000,000	(68,325)	(68,880)	555
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.686%	1,500,000	(34,162)	(34,440)	278
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	GSC	2.189%	2,200,000	(85,318)	(38,874)	(46,444)
China Government Bond 4.750% due 10/29/13	1.000%	03/20/15	MSC	1.708%	1,700,000	(39,625)	(25,506)	(14,119)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	UBS	2.189%	$2,200,000	($85,318)	($39,880)	($45,438)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	1.755%	4,500,000	(119,632)	75,362	(194,994)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	CIT	1.755%	1,000,000	(26,585)	16,386	(42,971)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	CSF	1.743%	13,400,000	(353,500)	(282,871)	(70,629)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	1.743%	8,400,000	(221,597)	(92,192)	(129,405)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	RBS	1.755%	2,200,000	(58,487)	37,125	(95,612)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/15	UBS	1.682%	1,400,000	(75,690)	(37,101)	(38,589)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BOA	1.786%	700,000	(20,787)	(6,372)	(14,415)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BOA	1.786%	300,000	(8,911)	(4,244)	(4,667)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.786%	2,300,000	(68,302)	(19,842)	(48,460)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	CIT	1.786%	1,000,000	(29,696)	(15,694)	(14,002)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	CIT	1.786%	1,000,000	(29,705)	(15,080)	(14,625)
Indonesia Government Bond 6.750% due 03/10/14	1.000%	09/20/15	DUB	2.721%	1,000,000	(63,270)	(23,587)	(39,683)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.786%	2,600,000	(77,211)	(25,870)	(51,341)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	JPM	1.786%	2,900,000	(86,120)	(29,862)	(56,258)
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.786%	600,000	(17,818)	(5,677)	(12,141)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	UBS	1.786%	500,000	(14,852)	(7,073)	(7,779)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.713%	1,700,000	(99,275)	(33,752)	(65,523)
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	BRC	1.824%	13,000,000	(428,153)	(75,003)	(353,150)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	12/20/15	GSC	1.312%	4,600,000	(56,845)	112,521	(169,366)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	GSC	0.814%	1,700,000	13,515	39,430	(25,915)
United Mexican States 5.950% due 03/19/19	1.000%	12/20/15	GSC	1.827%	4,500,000	(148,795)	(121,173)	(27,622)
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	MSC	1.824%	12,900,000	(424,860)	(74,426)	(350,434)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BOA	1.755%	1,600,000	(101,172)	(64,735)	(36,437)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BRC	1.755%	1,800,000	(113,818)	(66,879)	(46,939)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	DUB	1.755%	900,000	(56,909)	(36,429)	(20,480)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	MSC	1.755%	500,000	(31,616)	(17,027)	(14,589)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	RBS	1.755%	500,000	(31,616)	(16,794)	(14,822)
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	UBS	1.755%	2,500,000	(158,081)	(101,149)	(56,932)
China Government Bond 4.750% due 10/29/13	1.000%	03/20/16	BNP	1.877%	400,000	(14,654)	4,839	(19,493)
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	BOA	4.576%	13,000,000	(1,733,251)	(458,563)	(1,274,688)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	BOA	4.679%	43,300,000	(5,994,268)	(1,504,025)	(4,490,243)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	03/20/16	BOA	1.354%	900,000	(13,392)	12,448	(25,840)
Spain Government Bond 5.500% due 07/30/17	1.000%	03/20/16	BOA	3.790%	900,000	(97,177)	(59,059)	(38,118)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/16	BRC	1.880%	$7,300,000	($270,875)	($48,930)	($221,945)
China Government Bond 4.750% due 10/29/13	1.000%	03/20/16	BRC	1.877%	800,000	(29,308)	9,560	(38,868)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	BRC	4.679%	2,600,000	(359,933)	(101,192)	(258,741)
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	CIT	4.576%	12,900,000	(1,719,918)	(460,757)	(1,259,161)
Kazakhstan Government Debt	1.000%	03/20/16	CIT	317.500%	400,000	(35,674)	(11,544)	(24,130)
Kazakhstan Government Debt	1.000%	03/20/16	DUB	317.500%	400,000	(35,674)	(12,100)	(23,574)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.880%	12,900,000	(478,556)	(94,639)	(383,917)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	GSC	4.679%	900,000	(124,592)	(34,625)	(89,967)
Spain Government Bond 5.500% due 07/30/17	1.000%	03/20/16	GSC	3.790%	900,000	(97,177)	(59,809)	(37,368)
Kazakhstan Government Debt	1.000%	03/20/16	HSB	317.500%	400,000	(35,674)	(11,729)	(23,945)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	HSB	1.880%	18,000,000	(667,752)	(133,510)	(534,242)
Japanese Government Bond OAT 2.000% due 03/21/22	1.000%	03/20/16	JPM	1.354%	2,000,000	(29,760)	17,580	(47,340)
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/16	GSC	1.792%	16,000,000	(1,088,644)	(417,874)	(670,770)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	BOA	0.883%	6,800,000	38,372	139,356	(100,984)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/16	BRC	2.914%	6,400,000	(523,692)	(101,386)	(422,306)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	CIT	1.918%	9,900,000	(398,813)	106,740	(505,553)
Spain Government Bond 5.500% due 07/30/17	1.000%	06/20/16	CIT	3.799%	5,400,000	(612,000)	(374,061)	(237,939)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/16	CIT	1.928%	6,200,000	(254,885)	(13,370)	(241,515)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	DUB	1.918%	7,500,000	(302,131)	79,080	(381,211)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/16	DUB	4.686%	4,800,000	(695,377)	(123,695)	(571,682)
Republic of South Korea 4.875% due 09/22/14	1.000%	06/20/16	DUB	2.109%	3,400,000	(164,286)	1,929	(166,215)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	DUB	0.883%	41,800,000	235,876	860,333	(624,457)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	06/20/16	GSC	4.686%	1,900,000	(275,254)	(37,437)	(237,817)
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/16	HSB	1.931%	6,400,000	(264,048)	(218,162)	(45,886)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	JPM	1.918%	1,800,000	(72,511)	19,376	(91,887)
China Government Bond 4.750% due 10/29/13	1.000%	06/20/16	RBS	1.918%	1,800,000	(72,511)	18,942	(91,453)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	UBS	0.883%	74,100,000	418,143	1,282,003	(863,860)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	HSB	1.825%	800,000	(58,215)	(30,612)	(27,603)
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/16	MSC	1.825%	3,600,000	(261,968)	(169,989)	(91,979)
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	BOA	2.148%	2,500,000	(130,943)	(1,817)	(129,126)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	DUB	1.954%	1,500,000	(65,810)	8,287	(74,097)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	GSC	1.954%	500,000	(21,937)	2,679	(24,616)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	GSC	1.970%	2,300,000	(103,641)	(11,064)	(92,577)
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	HSB	2.148%	900,000	(47,140)	(1,960)	(45,180)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/11 (3)	Amount (4)	Value	(Received)	(Depreciation)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	JPM	1.954%	$3,200,000	($140,396)	$18,578	($158,974)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	MSC	1.954%	1,600,000	(70,198)	8,159	(78,357)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	09/20/16	MSC	2.969%	4,400,000	(387,129)	(336,028)	(51,101)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	MSC	1.970%	4,600,000	(207,283)	(20,427)	(186,856)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	RBS	1.954%	1,000,000	(43,874)	6,952	(50,826)
China Government Bond 4.750% due 10/29/13	1.000%	09/20/16	UBS	1.954%	400,000	(17,549)	2,077	(19,626)
South Korea Government Bond 4.875% due 09/22/14	1.000%	09/20/16	UBS	2.148%	2,800,000	(146,657)	-	(146,657)
United Mexican States 7.500% due 04/08/33	1.000%	09/20/16	UBS	1.970%	1,200,000	(54,074)	(5,265)	(48,809)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.804%	3,600,000	(98,379)	-	(98,379)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.804%	3,500,000	(95,646)	-	(95,646)
UnitedHealth Group Inc 5.000% due 08/15/14	1.000%	03/20/18	BOA	1.331%	10,000,000	(195,217)	(63,269)	(131,948)
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	3.516%	7,200,000	(967,398)	(408,988)	(558,410)
Nucor Corp 4.875% due 10/01/12	1.000%	06/20/18	JPM	1.586%	5,000,000	(177,790)	11,119	(188,909)
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/21	CIT	2.309%	22,500,000	(2,320,814)	(997,607)	(1,323,207)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BOA	3.372%	15,000,000	(2,624,601)	(996,220)	(1,628,381)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BOA	2.310%	6,300,000	(662,907)	(182,725)	(480,182)
Indonesia Government Bond 7.250% due 04/20/15	1.000%	06/20/21	BRC	3.372%	9,400,000	(1,644,750)	(596,720)	(1,048,030)
United Mexican States 7.500% due 04/08/33	1.000%	06/20/21	BRC	2.310%	12,900,000	(1,357,382)	(374,151)	(983,231)

						($28,792,207)	($7,736,277)	($21,055,930)

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX HY8 5Y Δ	0.483%	06/20/12	BRC	$770,352	$1,977	($300)	$2,277
Dow Jones CDX HY9 5Y Δ	2.080%	12/20/12	BOA	7,701,680	181,806	-	181,806
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	41,642	-	41,642
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	39,518	-	39,518
Dow Jones CDX EM12 5Y	5.000%	12/20/14	DUB	2,100,000	103,831	210,450	(106,619)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	BRC	14,100,000	781,549	1,550,900	(769,351)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	CSF	800,000	44,343	100,000	(55,657)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	DUB	6,600,000	365,831	724,500	(358,669)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	GSC	300,000	16,629	37,350	(20,721)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	HSB	14,600,000	809,263	1,642,950	(833,687)
Dow Jones CDX EM13 5Y Δ	5.000%	06/20/15	HSB	20,900,000	1,158,465	1,316,700	(158,235)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	JPM	2,500,000	138,572	287,600	(149,028)
Dow Jones CDX EM13 5Y	5.000%	06/20/15	MSC	15,000,000	831,434	1,743,250	(911,816)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	BOA	1,400,000	85,192	182,700	(97,508)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	BRC	7,700,000	468,554	1,037,200	(568,646)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	CIT	4,200,000	255,575	581,100	(325,525)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	DUB	7,500,000	456,383	922,750	(466,367)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	HSB	8,700,000	529,404	766,700	(237,296)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	JPM	800,000	48,681	105,600	(56,919)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	MSC	6,700,000	407,702	871,000	(463,298)
Dow Jones CDX EM14 5Y	5.000%	12/20/15	UBS	1,500,000	91,277	207,750	(116,473)
Dow Jones CDX IG16 5Y	1.000%	06/20/16	BNP	139,400,000	(2,171,274)	503,724	(2,674,998)
Dow Jones CDX IG16 5Y	1.000%	06/20/16	BOA	112,700,000	(1,755,399)	491,918	(2,247,317)
Dow Jones CDX IG16 5Y	1.000%	06/20/16	CSF	51,200,000	(797,484)	194,437	(991,921)
Dow Jones CDX IG16 5Y	1.000%	06/20/16	DUB	10,400,000	(161,989)	49,994	(211,983)
Dow Jones CDX IG16 5Y	1.000%	06/20/16	MSC	2,600,000	(40,497)	12,655	(53,152)
Dow Jones CDX EM15 5Y	5.000%	06/20/16	BRC	5,100,000	312,682	631,900	(319,218)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX EM15 5Y	5.000%	06/20/16	DUB	$1,800,000	$110,358	$243,900	($133,542)
Dow Jones CDX EM15 5Y	5.000%	06/20/16	HSB	17,200,000	1,054,535	1,169,600	(115,065)
Dow Jones CDX EM15 5Y	5.000%	06/20/16	JPM	3,400,000	208,455	448,800	(240,345)
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	17,108	-	17,108

					$3,634,123	$16,035,128	($12,401,005)

Total Credit Default Swaps					($17,527,749)	$8,298,851	($25,826,600)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3) An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	($2,660,820)	($3,058,879)	$398,059
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	11,200,000	(87,364)	(279,085)	191,721
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(313,049)	(701,210)	388,161
BRL-CDI-Compounded	BOA	Pay	12.540%	01/02/12	70,600,000	2,108,887	(359,262)	2,468,149
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	280,787	(63,169)	343,956
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	176,767	20,000	156,767
BRL-CDI-Compounded Δ	MSC	Pay	10.455%	01/02/13	5,100,000	2,736	(1,323)	4,059
BRL-CDI-Compounded	HSB	Pay	11.880%	01/02/13	12,000,000	175,558	(8,462)	184,020
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	21,800,000	350,612	36,808	313,804
BRL-CDI-Compounded	BOA	Pay	11.900%	01/02/13	65,400,000	1,010,355	87,318	923,037
BRL-CDI-Compounded	GSC	Pay	11.930%	01/02/13	17,200,000	280,036	(24,657)	304,693
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	10,400,000	176,510	16,206	160,304
BRL-CDI-Compounded	JPM	Pay	12.170%	01/02/13	4,500,000	88,630	15,741	72,889
BRL-CDI-Compounded	RBC	Pay	12.180%	01/02/13	22,800,000	451,727	32,774	418,953
BRL-CDI-Compounded	HSB	Pay	12.300%	01/02/13	5,300,000	113,687	17,675	96,012
BRL-CDI-Compounded	BRC	Pay	12.455%	01/02/13	12,200,000	145,211	5,974	139,237
BRL-CDI-Compounded	CSF	Pay	12.480%	01/02/13	37,800,000	724,926	112,805	612,121
BRL-CDI-Compounded	MSC	Pay	12.500%	01/02/13	25,500,000	311,722	19,408	292,314
BRL-CDI-Compounded	MSC	Pay	12.590%	01/02/13	200,000	4,079	272	3,807
1-Day USD-Federal Funds Rate Compounded-OIS Δ	MSC	Pay	0.500%	09/19/13	$89,800,000	304,620	(116,740)	421,360
BRL-CDI-Compounded	MSC	Pay	10.580%	01/02/14	BRL 47,800,000	(24,225)	(99,876)	75,651
BRL-CDI-Compounded Δ	UBS	Pay	10.770%	01/02/14	14,200,000	17,686	(19,273)	36,959
BRL-CDI-Compounded	MSC	Pay	12.510%	01/02/14	1,000,000	26,883	4,604	22,279
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/14	20,600,000	340,169	(13,951)	354,120
BRL-CDI-Compounded	GSC	Pay	12.650%	01/02/14	1,000,000	28,873	6,540	22,333
6-Month EUR-LIBOR	CSF	Pay	1.750%	09/18/14	EUR 34,100,000	(5,004)	(16,993)	11,989
1-Day USD-Federal Funds Rate Compounded-OIS Δ	GSC	Pay	0.500%	09/19/14	$18,000,000	40,732	(76,860)	117,592
1-Day USD-Federal Funds Rate Compounded-OIS Δ	BNP	Pay	1.000%	09/19/14	35,400,000	436,918	(12,390)	449,308
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 70,300,000	327,935	31,045	296,890

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	MXN 291,000,000	($168,740)	$110,172	($278,912)
6-Month Australian Bank Bill Δ	CIT	Pay	5.000%	06/15/17	AUD 3,700,000	58,523	28,023	30,500
6-Month Australian Bank Bill Δ	DUB	Pay	5.000%	06/15/17	1,900,000	30,053	15,045	15,008
6-Month Australian Bank Bill Δ	RBS	Pay	5.000%	06/15/17	3,700,000	58,523	29,646	28,877
6-Month EUR-LIBOR Δ	BRC	Pay	2.500%	09/21/18	EUR 5,400,000	109,504	(90,664)	200,168
28-Day Mexico Interbank TIIE Banxico	MSC	Pay	6.350%	06/02/21	MXN 160,000,000	(378,411)	241,346	(619,757)
6-Month EUR-LIBOR Δ	BRC	Pay	3.000%	09/21/21	EUR 18,300,000	1,004,513	171,211	833,302
6-Month EUR-LIBOR Δ	DUB	Pay	3.000%	09/21/21	15,400,000	845,328	102,408	742,920
6-Month EUR-LIBOR Δ	BOA	Pay	3.500%	09/21/21	2,800,000	320,408	(45,265)	365,673
6-Month EUR-LIBOR Δ	BRC	Pay	3.500%	09/21/21	51,000,000	5,835,998	272,677	5,563,321
6-Month EUR-LIBOR Δ	CSF	Pay	3.500%	09/21/21	9,700,000	1,109,984	(22,946)	1,132,930
6-Month EUR-LIBOR Δ	GSC	Pay	3.500%	09/21/21	43,600,000	4,989,206	(487,380)	5,476,586
6-Month EUR-LIBOR Δ	HSB	Pay	3.500%	09/21/21	40,800,000	4,668,799	394,081	4,274,718
6-Month EUR-LIBOR Δ	MSC	Pay	3.500%	09/21/21	38,200,000	4,371,277	(182,790)	4,554,067
6-Month EUR-LIBOR Δ	CIT	Pay	3.650%	09/21/21	7,400,000	978,970	9,145	969,825
6-Month EUR-LIBOR Δ	MSC	Pay	3.650%	09/21/21	16,500,000	2,182,840	81,382	2,101,458
6-Month USD-LIBOR	BOA	Pay	3.000%	10/13/21	$6,100,000	503,204	294,020	209,184
3-Month USD-LIBOR	BRC	Pay	3.000%	10/13/21	40,300,000	3,324,444	2,592,470	731,974
3-Month USD-LIBOR Δ	JPM	Pay	3.000%	10/13/21	7,100,000	585,696	391,920	193,776
3-Month USD-LIBOR	MSC	Pay	3.000%	10/13/21	55,400,000	4,570,079	3,344,530	1,225,549
3-Month USD-LIBOR	BOA	Pay	2.000%	12/21/21	10,300,000	(150,934)	(48,204)	(102,730)
3-Month USD-LIBOR	GSC	Pay	2.000%	12/21/21	10,200,000	(149,469)	(41,820)	(107,649)
3-Month USD-LIBOR	JPM	Pay	2.000%	12/21/21	7,900,000	(115,765)	(36,735)	(79,030)
3-Month USD-LIBOR	MSC	Pay	2.000%	12/21/21	10,600,000	(155,330)	(49,290)	(106,040)
6-Month EUR-LIBOR	CIT	Pay	2.500%	03/21/22	EUR 1,300,000	(18,402)	(1,406)	(16,996)
6-Month EUR-LIBOR	GSC	Pay	2.500%	03/21/22	2,800,000	(39,635)	(3,026)	(36,609)
6-Month EUR-LIBOR	UBS	Pay	2.500%	03/21/22	2,200,000	(31,142)	(2,378)	(28,764)
6-Month EUR-LIBOR Δ	BNP	Pay	3.000%	03/21/22	9,200,000	410,229	148,814	261,415
6-Month GBP-LIBOR Δ	BRC	Pay	3.000%	03/21/22	GBP 23,000,000	833,283	9,405	823,878
6-Month EUR-LIBOR Δ	DUB	Pay	3.000%	03/21/22	EUR 9,200,000	410,229	142,989	267,240
6-Month GBP-LIBOR Δ	HSB	Pay	3.000%	03/21/22	GBP 63,200,000	2,289,718	34,962	2,254,756
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 54,000,000	2,926,772	(36,710)	2,963,482
3-Month USD-LIBOR	BNP	Receive	4.250%	06/15/41	$2,200,000	(748,349)	96,800	(845,149)
3-Month USD-LIBOR	BOA	Receive	4.250%	06/15/41	2,300,000	(782,365)	99,958	(882,323)
3-Month USD-LIBOR	BRC	Receive	4.250%	06/15/41	4,500,000	(1,530,714)	101,250	(1,631,964)
3-Month USD-LIBOR	CIT	Receive	4.250%	06/15/41	8,300,000	(2,823,317)	301,340	(3,124,657)
3-Month USD-LIBOR	CSF	Receive	4.250%	06/15/41	1,700,000	(578,270)	53,805	(632,075)
3-Month USD-LIBOR	DUB	Receive	4.250%	06/15/41	12,300,000	(4,183,952)	(456,330)	(3,727,622)
3-Month USD-LIBOR	GSC	Receive	4.250%	06/15/41	3,800,000	(1,292,603)	76,000	(1,368,603)
3-Month USD-LIBOR	HSB	Receive	4.250%	06/15/41	23,100,000	(7,857,667)	356,418	(8,214,085)
3-Month USD-LIBOR	JPM	Receive	4.250%	06/15/41	54,200,000	(18,436,603)	727,738	(19,164,341)
3-Month USD-LIBOR	MSC	Receive	4.250%	06/15/41	40,700,000	(13,844,460)	418,950	(14,263,410)
3-Month USD-LIBOR	RBS	Receive	4.250%	06/15/41	86,800,000	(29,525,777)	2,035,705	(31,561,482)
3-Month USD-LIBOR	UBS	Receive	4.250%	06/15/41	1,800,000	(612,286)	67,950	(680,236)
3-Month USD-LIBOR	BOA	Receive	4.000%	12/21/41	2,400,000	(648,859)	68,424	(717,283)
3-Month USD-LIBOR	CIT	Receive	4.000%	12/21/41	13,400,000	(3,622,795)	163,798	(3,786,593)
3-Month USD-LIBOR	DUB	Receive	4.000%	12/21/41	4,900,000	(1,324,754)	(19,600)	(1,305,154)
3-Month USD-LIBOR	MSC	Receive	4.000%	12/21/41	11,500,000	(3,109,116)	154,850	(3,263,966)
3-Month USD-LIBOR	RBS	Receive	4.000%	12/21/41	4,400,000	(1,189,575)	8,800	(1,198,375)

Total Interest Rate Swaps						($46,066,126)	$7,176,528	($53,242,654)

Total Swap Agreements						($63,593,875)	$15,475,379	($79,069,254)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities
(See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$51,653,000	$51,653,000	$-	$-
	Preferred Stocks
	Financials	3,095,064	1,339,438	-	1,755,626
	Corporate Bonds & Notes	1,738,526,371	-	1,738,213,806	312,565
	Senior Loan Notes	16,565,278	-	16,565,278	-
	Mortgage-Backed Securities	3,092,483,992	-	3,075,190,534	17,293,458
	Asset-Backed Securities	138,374,712	-	138,374,712	-
	U.S. Government Agency Issues	46,375,404	-	46,375,404	-
	U.S. Treasury Obligations	992,447,296	-	992,447,296	-
	Foreign Government Bonds & Notes	827,918,976	-	827,918,976	-
	Municipal Bonds	254,507,529	-	254,507,529	-
	Short-Term Investments	712,650,313	-	712,650,313	-
	Derivatives:
	Credit Contracts
	Swaps	20,363,101	-	20,363,101	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	84,549,595	-	84,549,595	-
	Interest Rate Contracts
	Futures	28,768,239	28,768,239	-	-
	Purchased Options	628,832	-	628,832	-
	Swaps	50,343,626	-	50,343,626	-

	Total Interest Rate Contracts	79,740,697	28,768,239	50,972,458	-

	Total Assets - Derivatives	184,653,393	28,768,239	155,885,154	-

	Total Assets	8,059,251,328	81,760,677	7,958,129,002	19,361,649

Liabilities	Securities Sold Short	(451,058,981)	-	(451,058,981)	-
	Derivatives:
	Credit Contracts
	Swaps	(37,890,850)	-	(37,890,850)	-
	Written Options	(981,576)	-	(981,576)	-

	Total Credit Contracts	(38,872,426)	-	(38,872,426)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(44,413,809)	-	(44,413,809)	-
	Interest Rate Contracts
	Futures	(441,206)	(441,206)	-	-
	Swaps	(96,409,752)	-	(96,409,752)	-
	Written Options	(8,104,848)	(186,363)	(4,946,601)	(2,971,884)

	Total Interest Rate Contracts	(104,955,806)	(627,569)	(101,356,353)	(2,971,884)

	Total Liabilities - Derivatives	(188,242,041)	(627,569)	(184,642,588)	(2,971,884)

	Total Liabilities	(639,301,022)	(627,569)	(635,701,569)	(2,971,884)

	Total	$7,419,950,306	$81,133,108	$7,322,427,433	$16,389,765

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

				Derivatives
				Interest
				Rate Contracts
	Preferred	Corporate	Mortgage-Backed	Written
	Stocks	Bonds & Notes	Securities	Options	Total
Value, Beginning of Period	$1,778,789	$19,621,481	$1,221,200	($5,252,950)	$17,368,520
Purchases	-	-	16,544,075	-	16,544,075
Sales	-	(200,000)	(73,959)	-	(273,959)
Accrued Discounts (Premiums)	-	369,315	62,249	-	431,564
Net Realized Gains (Losses)	-	(7,276)	861	-	(6,415)
Change in Net Unrealized Appreciation (Depreciation)	(23,163)	70,245	(460,968)	2,281,066	1,867,180
Transfers In	-	-	-	-	-
Transfers Out	-	(19,541,200)	-	-	(19,541,200)

Value, End of Period	$1,755,626	$312,565	$17,293,458	($2,971,884)	$16,389,765

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($23,163)	$9,058	($97,791)	$2,281,066	$2,169,170

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 57.0%

Consumer Discretionary - 5.4%

ACE Hardware Corp 9.125% due 06/01/16 ~	$1,700,000	$1,772,250
CCH II LLC 13.500% due 11/30/16	1,550,000	1,774,750
Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	11,740,000	12,904,397
Cox Communications Inc 7.125% due 10/01/12	6,675,000	7,072,463
DIRECTV Holdings LLC 4.750% due 10/01/14	8,775,000	9,517,760
Easton-Bell Sports Inc 9.750% due 12/01/16	1,725,000	1,811,250
Macy’s Retail Holdings Inc 5.350% due 03/15/12	1,940,000	1,970,120
NBCUniversal Media LLC 2.100% due 04/01/14	6,650,000	6,757,411
Reed Elsevier Capital Inc 4.625% due 06/15/12	8,525,000	8,720,674
Sirius XM Radio Inc 9.750% due 09/01/15 ~	1,700,000	1,848,750
Speedway Motorsports Inc 8.750% due 06/01/16	1,860,000	1,948,350
Staples Inc 9.750% due 01/15/14	5,500,000	6,380,220
TCM Sub LLC 3.550% due 01/15/15 ~	6,935,000	7,386,101
The Goodyear Tire & Rubber Co 10.500% due 05/15/16	1,700,000	1,848,750
The Home Depot Inc 5.250% due 12/16/13	5,000,000	5,440,815
The Interpublic Group of Cos Inc 6.250% due 11/15/14	4,292,000	4,549,520
Thomson Reuters Corp (Canada) 5.700% due 10/01/14	4,441,000	4,892,716
Ticketmaster Entertainment LLC 10.750% due 08/01/16	1,700,000	1,793,500
Time Warner Cable Inc
5.400% due 07/02/12	5,400,000	5,574,917
7.500% due 04/01/14	1,530,000	1,732,239
8.250% due 02/14/14	1,168,000	1,328,700
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	1,700,000	1,797,750

		98,823,403

Consumer Staples - 3.5%

Altria Group Inc 8.500% due 11/10/13	5,625,000	6,419,300
Anheuser-Busch InBev Worldwide Inc
1.500% due 07/14/14	1,695,000	1,708,967
3.000% due 10/15/12	5,490,000	5,605,795
5.375% due 11/15/14	1,575,000	1,762,004
BAT International Finance PLC (United Kingdom) 8.125% due 11/15/13 ~	7,361,000	8,391,533
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	5,640,000	5,895,763
Coca-Cola Enterprises Inc 1.125% due 11/12/13	4,500,000	4,495,432
General Mills Inc
1.550% due 05/16/14	2,675,000	2,704,056
5.250% due 08/15/13	2,225,000	2,400,495
6.000% due 02/15/12	5,350,000	5,451,088
Kraft Foods Inc
2.625% due 05/08/13	5,725,000	5,846,542
6.000% due 02/11/13	1,425,000	1,510,091
Philip Morris International Inc 6.875% due 03/17/14	6,600,000	7,496,920
Reynolds Group Issuer Inc 8.750% due 10/15/16 ~	1,800,000	1,813,500
The Kroger Co 6.750% due 04/15/12	2,275,000	2,345,746

		63,847,232

Energy - 3.8%

Apache Corp 6.000% due 09/15/13	5,865,000	6,420,738
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	4,225,000	4,372,148
Canadian Natural Resources Ltd (Canada)
5.150% due 02/01/13	3,900,000	4,106,017
5.450% due 10/01/12	660,000	687,717
DCP Midstream LLC 9.700% due 12/01/13 ~	3,090,000	3,545,191
Devon Energy Corp 2.400% due 07/15/16	5,750,000	5,837,521
Ensco PLC (United Kingdom) 3.250% due 03/15/16	3,935,000	4,002,206
Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,798,233
6.375% due 02/01/13	2,622,000	2,777,076
Noble Corp (Cayman) 5.875% due 06/01/13	40,000	42,861
Noble Holding International Ltd (Cayman) 3.450% due 08/01/15	2,161,000	2,275,058
Occidental Petroleum Corp
1.450% due 12/13/13	3,445,000	3,487,990
1.750% due 02/15/17	4,090,000	4,067,530
Petrohawk Energy Corp 10.500% due 08/01/14	1,650,000	1,860,375
Plains All American Pipeline LP 4.250% due 09/01/12	6,585,000	6,771,257
Plains Exploration & Production Co 10.000% due 03/01/16	1,650,000	1,798,500
SeaRiver Maritime Inc 0.000% due 09/01/12	4,148,000	4,071,486
Transocean Inc (Cayman) 5.250% due 03/15/13	310,000	323,037
Williams Partners LP 3.800% due 02/15/15	3,400,000	3,551,854
Woodside Finance Ltd (Australia)
4.500% due 11/10/14 ~	3,025,000	3,215,608
5.000% due 11/15/13 ~	745,000	791,390

		68,803,793

Financials - 25.9%

American Express Centurion Bank 5.550% due 10/17/12	2,500,000	2,605,895
American Express Credit Corp 5.125% due 08/25/14	3,635,000	3,938,697
American International Group Inc 4.250% due 09/15/14	5,475,000	5,330,580
Banco Bilbao Vizcaya Argentaria SA 2.450% due 06/22/12	40,000,000	40,603,160
Bank of America Corp 1.673% due 01/30/14 §	8,275,000	7,499,997
Bank of Nova Scotia (Canada)
2.250% due 01/22/13	3,790,000	3,863,086
2.375% due 12/17/13	5,825,000	5,991,991
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	9,020,000	9,234,252
BB&T Corp 5.700% due 04/30/14	8,000,000	8,740,360
Berkshire Hathaway Inc 2.200% due 08/15/16	8,500,000	8,571,196

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Capital One Financial Corp
2.125% due 07/15/14	$90,000	$89,201
7.375% due 05/23/14	5,075,000	5,674,352
Caterpillar Financial Services Corp 0.662% due 04/01/14 §	7,500,000	7,518,525
Citigroup Inc
1.302% due 04/01/14 §	10,750,000	10,298,253
2.125% due 04/30/12	29,700,000	30,032,462
6.375% due 08/12/14	2,800,000	2,967,583
Daimler Finance North America LLC
0.973% due 03/28/14 § ~	7,320,000	7,326,105
1.875% due 09/15/14 ~	2,505,000	2,475,055
Fifth Third Bancorp 6.250% due 05/01/13	5,445,000	5,767,910
General Electric Capital Corp
0.876% due 04/07/14 §	14,000,000	13,675,494
1.875% due 09/16/13	2,125,000	2,136,031
2.000% due 09/28/12	7,400,000	7,527,176
2.625% due 12/28/12	26,000,000	26,744,172
General Motors Acceptance Corp
1.750% due 10/30/12	21,600,000	21,942,835
6.625% due 05/15/12	1,850,000	1,873,125
HSBC Bank PLC (United Kingdom) 1.625% due 08/12/13 ~	795,000	789,268
HSBC Finance Corp 0.523% due 04/24/12 §	5,175,000	5,146,931
Hyundai Capital Services Inc (South Korea) 4.375% due 07/27/16 ~	5,000,000	5,068,385
JPMorgan Chase & Co 1.053% due 01/24/14 §	12,825,000	12,691,453
KeyCorp 3.750% due 08/13/15	3,492,000	3,602,466
Kilroy Realty LP 5.000% due 11/03/15	4,390,000	4,563,919
Landwirtschaftliche Rentenbank (Germany) 1.875% due 09/24/12	4,000,000	4,054,340
Lloyds TSB Bank PLC (United Kingdom) 4.375% due 01/12/15 ~	2,525,000	2,473,455
MassMutual Global Funding II 0.860% due 09/27/13 § ~	8,350,000	8,389,445
MetLife Inc 2.375% due 02/06/14	1,550,000	1,578,030
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	11,075,000	11,197,046
5.125% due 06/10/14 ~	3,725,000	4,027,395
Morgan Stanley 1.853% due 01/24/14 §	12,710,000	11,866,120
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	7,872,103
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	7,746,000	7,694,404
Principal Financial Group Inc 7.875% due 05/15/14	4,825,000	5,486,001
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,383,279
5.100% due 09/20/14	1,579,000	1,666,813
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	4,325,000	4,596,299
RCI Banque SA (France) 2.116% due 04/11/14 § ~	2,650,000	2,508,816
Regions Financial Corp 6.375% due 05/15/12	3,000,000	3,060,000
Reinsurance Group of America Inc 6.750% due 12/15/11	3,281,000	3,312,603
Royal Bank of Canada (Canada) 0.550% due 04/17/14 §	9,335,000	9,304,073
Simon Property Group LP 4.200% due 02/01/15	4,975,000	5,256,237
SLM Corp 5.125% due 08/27/12	9,380,000	9,378,218
Societe Generale SA (France) 2.500% due 01/15/14 ~	3,640,000	3,388,793
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	4,085,000	4,190,197
Sun Life Financial Global Funding LP 0.496% due 10/06/13 § ~	4,700,000	4,669,732
The Bear Stearns Cos LLC 5.700% due 11/15/14	2,000,000	2,159,374
The Goldman Sachs Group Inc 1.269% due 02/07/14 §	13,460,000	12,906,309
The Royal Bank of Scotland Group PLC (United Kingdom) 3.400% due 08/23/13	5,675,000	5,652,005
The Toronto-Dominion Bank (Canada)
0.432% due 07/26/13 §	3,105,000	3,105,885
0.549% due 07/14/14 §	3,080,000	3,084,140
Toyota Motor Credit Corp 2.000% due 09/15/16	7,890,000	7,868,547
U.S. Bancorp 2.000% due 06/14/13	3,500,000	3,570,815
U.S. Central Federal Credit Union 1.900% due 10/19/12	7,300,000	7,428,808
UBS AG (Switzerland) 1.253% due 01/28/14 §	8,820,000	8,715,836
Ventas Realty LP/Ventas Capital Corp 3.125% due 11/30/15	2,300,000	2,276,874
Wachovia Corp 5.500% due 05/01/13	7,300,000	7,761,024
WEA Finance LLC 5.400% due 10/01/12 ~	7,000,000	7,218,281
Western Corporate Federal Credit Union 1.750% due 11/02/12	1,700,000	1,726,379

		470,117,591

Health Care - 2.9%

Amgen Inc 2.300% due 06/15/16	4,295,000	4,405,283
Boston Scientific Corp 4.500% due 01/15/15	8,240,000	8,620,680
Cardinal Health Inc 5.500% due 06/15/13	4,940,000	5,293,161
Express Scripts Inc
3.125% due 05/15/16	2,750,000	2,781,449
5.250% due 06/15/12	5,785,000	5,941,178
6.250% due 06/15/14	3,220,000	3,547,928
Life Technologies Corp
3.375% due 03/01/13	6,510,000	6,676,272
3.500% due 01/15/16	4,365,000	4,450,462
Teva Pharmaceutical Finance III BV (Netherlands) 0.853% due 03/21/14 §	4,650,000	4,649,381
Watson Pharmaceuticals Inc 5.000% due 08/15/14	500,000	541,832
WellPoint Inc
6.000% due 02/15/14	4,017,000	4,442,324
6.800% due 08/01/12	1,925,000	2,019,106

		53,369,056

Industrials - 3.1%

ACCO Brands Corp 10.625% due 03/15/15	1,700,000	1,836,000
Casella Waste Systems Inc 11.000% due 07/15/14	1,650,000	1,757,250
CSX Corp 5.750% due 03/15/13	3,375,000	3,589,043
Delta Air Lines Inc 12.250% due 03/15/15 ~	1,700,000	1,814,750
ERAC USA Finance LLC
2.750% due 07/01/13 ~	10,685,000	10,815,058
5.800% due 10/15/12 ~	1,000,000	1,042,240

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
GATX Corp 3.500% due 07/15/16	$4,875,000	$4,862,491
General Dynamics Corp 1.375% due 01/15/15	8,630,000	8,648,442
John Deere Capital Corp 4.950% due 12/17/12	7,750,000	8,124,356
Lockheed Martin Corp 2.125% due 09/15/16	3,165,000	3,152,729
Roper Industries Inc 6.625% due 08/15/13	1,000,000	1,083,608
United Air Lines Inc 9.875% due 08/01/13 ~	1,750,000	1,802,500
Waste Management Inc
5.000% due 03/15/14	2,925,000	3,181,192
6.375% due 11/15/12	3,605,000	3,818,982

		55,528,641

Information Technology - 2.0%

Broadcom Corp
1.500% due 11/01/13	2,045,000	2,050,282
2.375% due 11/01/15	2,385,000	2,410,169
Cisco Systems Inc 0.593% due 03/14/14 §	6,364,000	6,321,768
Dell Inc 1.400% due 09/10/13	4,925,000	4,955,678
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,454,839
Google Inc 1.250% due 05/19/14	8,685,000	8,814,111
Hewlett-Packard Co 2.350% due 03/15/15	4,570,000	4,589,880
HP Enterprise Services LLC 6.000% due 08/01/13	2,950,000	3,164,810
Xerox Corp 1.110% due 05/16/14 §	1,845,000	1,829,648

		35,591,185

Materials - 1.2%

ArcelorMittal (Luxembourg) 5.375% due 06/01/13	3,765,000	3,843,711
Barrick Gold Corp (Canada) 1.750% due 05/30/14	3,900,000	3,922,499
Barrick Gold Financeco LLC (Canada) 6.125% due 09/15/13	2,000,000	2,187,394
CRH America Inc 5.300% due 10/15/13	1,220,000	1,279,404
Rio Tinto Finance USA Ltd (Australia) 8.950% due 05/01/14	3,500,000	4,143,031
The Dow Chemical Co 2.500% due 02/15/16	6,250,000	6,165,069
Verso Paper Holdings LLC 11.500% due 07/01/14	450,000	470,250

		22,011,358

Telecommunication Services - 4.5%

America Movil SAB de CV (Mexico)
2.375% due 09/08/16	3,640,000	3,556,280
3.625% due 03/30/15	2,500,000	2,612,500
American Tower Corp 4.625% due 04/01/15	6,985,000	7,415,933
AT&T Inc 6.700% due 11/15/13	5,700,000	6,335,898
British Telecommunications PLC (United Kingdom) 5.150% due 01/15/13	4,000,000	4,184,888
CenturyLink Inc 7.875% due 08/15/12	980,000	1,021,967
Crown Castle Towers LLC 4.523% due 01/15/35 ~	7,250,000	7,615,632
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	1,650,000	1,823,250
GTP Acquisition Partners I LLC 4.347% due 06/15/41 ~	2,485,000	2,503,239
Rogers Communications Inc (Canada)
5.500% due 03/15/14	1,175,000	1,285,095
6.250% due 06/15/13	1,250,000	1,353,930
6.375% due 03/01/14	3,250,000	3,610,890
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	7,675,000	7,506,687
Telefonica Emisiones SAU (Spain) 5.855% due 02/04/13	7,150,000	7,280,387
Verizon Virginia Inc 4.625% due 03/15/13	10,735,000	11,224,623
Vodafone Group PLC (United Kingdom) 5.350% due 02/27/12	12,350,000	12,574,017

		81,905,216

Utilities - 4.7%

Abu Dhabi National Energy Co (United Arab Emirates) 5.620% due 10/25/12 ~	6,345,000	6,571,041
Atmos Energy Corp 4.950% due 10/15/14	1,000,000	1,090,033
CenterPoint Energy Resources Corp 7.875% due 04/01/13	2,600,000	2,836,137
CMS Energy Corp 2.750% due 05/15/14	5,000,000	4,921,460
Commonwealth Edison Co 1.950% due 09/01/16	1,605,000	1,593,232
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,159,191
DTE Energy Co 1.031% due 06/03/13 §	3,300,000	3,295,680
Duke Energy Corp 6.300% due 02/01/14	6,018,000	6,678,042
Enel Finance International NV (Luxembourg) 5.700% due 01/15/13 ~	4,825,000	4,936,578
FirstEnergy Corp 6.450% due 11/15/11	120,000	120,658
Georgia Power Co 1.300% due 09/15/13	5,150,000	5,187,322
Great Plains Energy Inc 2.750% due 08/15/13	2,915,000	2,966,878
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,167,339
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,602,801
NiSource Finance Corp
5.400% due 07/15/14	3,539,000	3,836,616
6.150% due 03/01/13	1,960,000	2,075,713
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,798,868
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,750,321
Sempra Energy 1.107% due 03/15/14 §	7,250,000	7,268,248
Sierra Pacific Power Co 5.450% due 09/01/13	1,065,000	1,141,155
Southern Co 1.950% due 09/01/16	1,995,000	1,989,598
Virginia Electric & Power Co 5.100% due 11/30/12	3,500,000	3,668,039
Wisconsin Electric Power Co 6.000% due 04/01/14	5,375,000	6,023,112

		85,678,062

Total Corporate Bonds & Notes
(Cost $1,036,069,482)		1,035,675,537

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES - 26.6%

Collateralized Mortgage Obligations - Commercial - 4.0%

Banc of America Commercial Mortgage Inc 5.546% due 02/10/51 "	$3,875,531	$3,918,648
Bear Stearns Commercial Mortgage Securities
4.978% due 07/11/42 " §	4,200,000	4,490,976
5.116% due 02/11/41 " §	3,695,000	3,976,428
5.200% due 01/12/41 " §	8,399,000	8,931,673
Citigroup Commercial Mortgage Trust 5.541% due 04/15/40 " §	4,070,000	4,352,358
Commercial Mortgage Pass-Through Certificates 5.527% due 07/10/37 " §	7,355,000	7,936,968
DBUBS Mortgage Trust 2.238% due 08/10/44 "	2,667,426	2,696,684
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,990,430
GMAC Commercial Mortgage Securities Inc 4.079% due 05/10/36 "	2,770,000	2,850,415
JPMorgan Chase Commercial Mortgage Securities Corp
1.525% due 07/15/46 " ~	6,202,526	6,188,077
4.719% due 01/15/38 "	4,385,000	4,619,523
5.539% due 06/12/41 " §	5,255,000	5,648,447
Morgan Stanley Capital I
1.480% due 06/15/44 " ~	3,828,822	3,804,413
4.780% due 12/13/41 "	5,259,000	5,610,617
WF-RBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	4,391,377	4,385,552

		73,401,209

Collateralized Mortgage Obligations - Residential - 8.2%

Arkle Master Issuer PLC (United Kingdom) 1.692% due 05/17/60 " § ~	7,300,000	7,298,160
Bear Stearns Adjustable Rate Mortgage Trust
2.473% due 04/25/34 " §	547,433	473,781
3.284% due 11/25/34 " §	1,733,890	1,624,493
Bear Stearns Alt-A Trust
0.585% due 01/25/35 " §	2,556,734	2,184,107
0.875% due 04/25/34 " §	735,423	610,039
Chase Mortgage Finance Corp
2.754% due 02/25/37 " §	1,705,207	1,592,780
2.755% due 02/25/37 " §	778,575	668,003
2.766% due 02/25/37 " §	1,847,922	1,696,910
2.818% due 02/25/37 " §	4,296,561	4,159,011
2.821% due 02/25/37 " §	3,088,275	2,607,988
Countrywide Home Loan Mortgage Pass-Through Trust
2.762% due 02/19/34 " §	2,241,008	1,946,196
2.846% due 11/20/34 " §	731,212	580,800
Fannie Mae 5.000% due 08/25/19 "	13,009,063	14,076,935
FDIC Structured Sale Guaranteed Notes 0.789% due 02/25/48 " § ~	2,532,340	2,538,369
Fosse Master Issuer PLC (United Kingdom) 1.650% due 10/18/54 " § ~	2,295,000	2,294,481
Freddie Mac
0.679% due 05/15/36 " §	1,057,698	1,060,641
0.729% due 08/15/41 " §	7,921,271	7,913,841
7.000% due 09/15/30 "	1,526,220	1,784,159
Harborview Mortgage Loan Trust 0.571% due 06/20/35 " §	1,147,341	882,171
Holmes Master Issuer PLC (United Kingdom) 1.948% due 10/21/54 " § ~	2,425,000	2,425,168
JPMorgan Mortgage Trust
2.785% due 07/25/35 " §	715,109	664,647
2.806% due 07/25/35 " §	2,447,349	2,196,517
2.860% due 07/25/35 " §	2,356,582	2,142,854
MASTR Adjustable Rate Mortgages Trust 1.690% due 09/25/34 " §	853,719	606,892
Merrill Lynch Mortgage Investors Inc 2.762% due 12/25/35 " §	5,582,000	4,092,979
NCUA Guaranteed Notes
0.621% due 03/06/20 " §	6,431,870	6,431,870
0.621% due 04/06/20 " §	6,449,590	6,451,606
0.641% due 02/06/20 " §	5,362,932	5,367,974
0.643% due 03/11/20 " §	6,084,177	6,095,890
0.691% due 01/08/20 " §	3,962,398	3,974,166
0.691% due 10/07/20 " §	3,679,869	3,685,609
0.791% due 11/06/17 " §	5,899,498	5,901,327
1.840% due 10/07/20 "	990,870	1,003,335
Permanent Master Issuer PLC (United Kingdom) 1.649% due 07/15/42 " § ~	11,300,000	11,300,893
Sequoia Mortgage Trust 0.765% due 11/20/34 " §	891,652	760,217
Silverstone Master Issuer PLC (United Kingdom) 1.652% due 01/21/55 " § ~	7,600,000	7,581,464
Structured Adjustable Rate Mortgage Loan Trust
2.539% due 05/25/34 " §	1,080,290	993,696
2.539% due 06/25/34 " §	3,871,263	3,372,640
2.649% due 11/25/34 " §	2,165,929	1,884,529
Structured Asset Securities Corp 2.452% due 07/25/33 " §	590,538	518,598
Washington Mutual Mortgage Pass-Through Certificates
0.525% due 07/25/45 " §	4,020,711	3,153,454
0.555% due 08/25/45 " §	2,626,640	2,020,197
2.508% due 09/25/35 " §	9,000,000	6,289,358
2.577% due 06/25/34 " §	1,083,814	1,053,887
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	1,036,658	1,073,556
Wells Fargo Mortgage-Backed Securities Trust 2.753% due 10/25/35 " §	2,375,314	2,388,222

		149,424,410

Fannie Mae - 12.4%

2.001% due 01/01/35 " §	41,873	43,894
2.180% due 05/01/35 " §	4,410,548	4,577,593
2.184% due 05/01/35 " §	953,636	990,491
2.249% due 03/01/35 " §	1,195,307	1,252,102
2.323% due 04/01/34 " §	2,717,232	2,860,583
2.341% due 12/01/33 " §	2,560,384	2,683,711
2.382% due 02/01/33 " §	332,773	349,219
2.396% due 04/01/33 " §	475,394	499,125
2.403% due 12/01/33 " §	2,140,250	2,243,123
2.425% due 06/01/35 " §	1,895,622	1,998,315
2.452% due 07/01/35 " §	2,241,320	2,370,377
2.455% due 01/01/35 " §	1,729,815	1,817,582
2.460% due 04/01/35 " §	1,812,681	1,900,931
2.465% due 02/01/33 - 02/01/34 " §	9,360,220	9,816,986
2.500% due 05/01/33 - 02/01/34 " §	1,939,518	2,032,031
2.526% due 06/01/33 " §	2,087,153	2,196,964
2.550% due 08/01/33 " §	3,772,114	3,971,723
2.586% due 11/01/35 " §	1,583,191	1,662,433
2.661% due 07/01/35 " §	2,568,138	2,729,536
2.675% due 05/01/33 " §	2,045,449	2,163,346
2.717% due 10/01/34 " §	1,183,347	1,239,868
4.000% due 03/01/26 - 02/01/40 "	11,400,337	12,049,457
4.500% due 03/01/25 - 05/01/26 "	52,935,766	56,539,766
4.937% due 06/01/35 " §	1,720,654	1,823,388
5.500% due 01/01/18 - 12/01/39 "	88,369,038	96,189,506
6.000% due 01/01/18 "	4,165,518	4,503,220

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
6.500% due 05/01/33 "	$3,137,753	$3,523,435
7.000% due 05/01/33 - 06/01/33 "	1,048,338	1,203,773

		225,232,478

Freddie Mac - 1.2%

2.475% due 03/01/35 " §	1,368,583	1,438,799
2.516% due 08/01/35 " §	3,889,309	4,108,348
2.549% due 09/01/35 " §	4,368,810	4,563,803
2.550% due 03/01/35 " §	1,150,520	1,213,705
4.359% due 02/01/35 " §	965,051	1,015,465
5.500% due 03/01/18 - 01/01/20 "	1,533,714	1,671,161
6.000% due 04/01/33 "	6,687,599	7,416,338

		21,427,619

Government National Mortgage Association - 0.8%

1.750% due 01/20/35 " §	3,641,310	3,757,799
2.500% due 09/20/34 " §	1,911,222	1,983,513
5.500% due 07/15/20 "	1,603,639	1,734,086
6.000% due 01/15/22 "	6,384,064	6,941,118

		14,416,516

Total Mortgage-Backed Securities
(Cost $486,433,187)		483,902,232

ASSET-BACKED SECURITIES - 9.8%

Ally Auto Receivables Trust
0.970% due 08/17/15 "	2,825,000	2,834,579
1.610% due 05/16/16 "	5,230,000	5,320,044
Ally Master Owner Trust
1.810% due 05/15/16 "	8,020,000	8,096,682
2.150% due 01/15/16 "	6,395,000	6,499,299
Bank of America Auto Trust
1.670% due 12/15/13 " ~	7,002,226	7,031,774
2.130% due 09/15/13 " ~	4,497,845	4,517,478
CarMax Auto Owner Trust 0.910% due 12/15/15 "	4,460,000	4,458,372
CNH Equipment Trust
1.030% due 11/17/14 "	862,150	863,371
3.000% due 08/17/15 "	1,450,000	1,482,545
5.170% due 10/15/14 "	1,731,009	1,778,874
College Loan Corp Trust
0.353% due 07/25/24 " §	10,000,000	9,940,632
0.413% due 04/25/21 " §	6,946,618	6,934,218
Collegiate Funding Services Education Loan Trust 0.453% due 12/28/21 " §	4,017,258	3,962,829
Ford Credit Auto Lease Trust
1.030% due 07/15/14 "	3,830,000	3,838,012
1.340% due 09/15/14 "	3,480,000	3,500,231
Ford Credit Auto Owner Trust 1.510% due 01/15/14 "	8,063,508	8,098,310
GE Capital Credit Card Master Note Trust 0.709% due 05/15/19 " §	2,840,000	2,860,204
Honda Auto Receivables Owner Trust 1.550% due 08/18/17 "	4,520,000	4,599,527
Hyundai Auto Receivables Trust 1.650% due 02/15/17 "	3,600,000	3,670,555
John Deere Owner Trust 1.320% due 05/15/14 "	1,369,915	1,375,909
Knowledgeworks Foundation 1.262% due 02/25/42 " §	2,038,525	2,007,368
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,460,000	5,510,410
NCUA Guaranteed Notes 0.591% due 12/07/20 " §	3,236,936	3,243,507
Nelnet Education Loan Funding Inc 0.412% due 11/25/15 " §	290,403	290,307
Nelnet Student Loan Trust 1.033% due 07/27/48 " § ~	2,460,609	2,464,660
Nissan Auto Lease Trust
0.920% due 02/16/15 "	2,330,000	2,329,560
1.040% due 08/15/14 "	5,480,000	5,497,013
NorthStar Education Finance Inc
0.373% due 04/28/16 " §	4,620,610	4,493,590
0.423% due 04/28/17 " §	1,960,000	1,958,902
Porsche Financial Auto Securitization Trust 1.190% due 12/17/18 " ~	2,665,000	2,679,077
SLM Student Loan Trust
0.253% due 07/25/17 " §	6,203,799	6,151,640
0.283% due 07/25/18 " §	17,740,880	17,687,723
SMART Trust (Australia) 1.540% due 03/14/15 " ~	1,345,000	1,348,961
Suntrust Student Loan Trust 0.353% due 07/28/20 " § ~	4,760,029	4,741,956
Wachovia Student Loan Trust 0.363% due 07/27/20 " §	4,969,045	4,938,890
World Financial Network Credit Card Master Trust
0.359% due 02/15/17 " § ~	15,000,000	14,861,428
3.790% due 05/15/16 "	5,800,000	5,926,088

Total Asset-Backed Securities
(Cost $177,146,324)		177,794,525

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Federal Home Loan Bank 0.216% due 10/13/11 §	21,500,000	21,500,516
Freddie Mac 4.500% due 01/15/13	5,900,000	6,217,107

Total U.S. Government Agency Issues
(Cost $27,681,057)		27,717,623

U.S. TREASURY OBLIGATIONS - 2.8%

U.S. Treasury Inflation Protected Securities - 2.5%

0.500% due 04/15/15 ∧	9,648,060	10,040,765
3.000% due 07/15/12 ∧	35,312,491	36,311,163

		46,351,928

U.S. Treasury Notes - 0.3%

1.000% due 04/30/12 ‡	4,695,000	4,719,583

Total U.S. Treasury Obligations
(Cost $51,142,879)		51,071,511

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%

Mexican Bonos (Mexico)
9.000% due 12/22/11	MXN 89,285,000	6,507,389

Total Foreign Government Bonds & Notes
(Cost $7,705,602)		6,507,389

MUNICIPAL BONDS - 0.5%

Florida Hurricane Catastrophe Fund Finance Corp ‘A’
1.009% due 10/15/12 §	$9,230,000	9,228,708

Total Municipal Bonds
(Cost $9,230,000)		9,228,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $15,635,007; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $15,952,020)	$15,634,994	$15,634,994

Total Short-Term Investment
(Cost $15,634,994)		15,634,994

TOTAL INVESTMENTS - 99.5%
(Cost $1,811,043,525)		1,807,532,519

OTHER ASSETS & LIABILITIES, NET - 0.5%		8,428,820

NET ASSETS - 100.0%		$1,815,961,339

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2011, investments with a total aggregate value of $201,047 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Short Futures Outstanding	Contracts	Amount	Depreciation
U.S. Treasury 5-Year Notes (12/11)	98	$9,800,000	($34,453)

(d)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount
to Buy or		Covered by			Unrealized
to Sell	Currency	Contracts	Expiration	Counterparty	Appreciation
Buy	CNY	86,325,000	12/11	SSB	$120,783
Buy	CNY	87,010,000	06/12	SSB	68,948

Total Forward Foreign Currency Contracts					$189,731

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,035,675,537	$-	$1,035,675,537	$-
	Mortgage-Backed Securities	483,902,232	-	457,537,951	26,364,281
	Asset-Backed Securities	177,794,525	-	174,551,018	3,243,507
	U.S. Government Agency Issues	27,717,623	-	27,717,623	-
	U.S. Treasury Obligations	51,071,511	-	51,071,511	-
	Foreign Government Bonds & Notes	6,507,389	-	6,507,389	-
	Municipal Bonds	9,228,708	-	9,228,708	-
	Short-Term Investment	15,634,994	-	15,634,994	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	189,731	-	189,731	-

	Total Assets	1,807,722,250	-	1,778,114,462	29,607,788

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(34,453)	(34,453)	-	-

	Total Liabilities	(34,453)	(34,453)	-	-

	Total	$1,807,687,797	($34,453)	$1,778,114,462	$29,607,788

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

	Mortgage-Backed	Asset-Backed
	Securities	Securities	Total
Value, Beginning of Period	$-	$-	$-
Purchases	17,500,000	-	17,500,000
Sales	(1,742,800)	-	(1,742,800)
Accrued Discounts (Premiums)	-	-	-
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	16,809	-	16,809
Transfers In	10,590,272	3,243,507	13,833,779
Transfers Out	-	-	-

Value, End of Period	$26,364,281	$3,243,507	$29,607,788

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$16,809	$-	$16,809

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	13,606,275	$656,774,887

TOTAL INVESTMENTS - 100.0%
(Cost $691,823,859)		656,774,887

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(275,427)

NET ASSETS - 100.0%		$656,499,460

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	34,140,291	$1,045,375,702

TOTAL INVESTMENTS - 100.0%
(Cost $1,143,077,711)		1,045,375,702

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(422,461)

NET ASSETS - 100.0%		$1,044,953,241

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$656,774,887	$656,774,887	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$1,045,375,702	$1,045,375,702	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a ”Feeder Portfolio”, collectively ”the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a ”Master Fund”, collectively the ”Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 15.8%

Comcast Corp ‘A’	3,386,709	$70,782,218
General Motors Co *	1,091,637	22,029,235
Lowe’s Cos Inc	892,434	17,259,673
Macy’s Inc	231,572	6,094,975
News Corp ‘B’	1,903,515	29,675,799
Staples Inc	1,162,637	15,463,072
Target Corp	298,445	14,635,743
The Home Depot Inc	394,647	12,972,047
Time Warner Cable Inc	570,567	35,757,434
Time Warner Inc	751,220	22,514,063
Viacom Inc ‘B’	1,174,366	45,494,939

		292,679,198

Consumer Staples - 9.7%

Avon Products Inc	380,728	7,462,269
CVS Caremark Corp	1,028,523	34,537,802
Kraft Foods Inc ‘A’	1,360,638	45,690,224
PepsiCo Inc	162,005	10,028,109
The Coca-Cola Co	222,285	15,017,575
The Procter & Gamble Co	124,089	7,839,943
Unilever NV ‘NY’ (Netherlands)	1,216,722	38,314,576
Wal-Mart Stores Inc	423,319	21,970,256

		180,860,754

Energy - 11.2%

BP PLC ADR (United Kingdom)	936,407	33,776,201
Chesapeake Energy Corp	532,121	13,595,692
Chevron Corp	402,968	37,282,599
Halliburton Co	1,197,518	36,548,249
Murphy Oil Corp	391,462	17,286,962
Noble Corp * (Switzerland)	327,475	9,611,391
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	617,507	37,989,031
Weatherford International Ltd * (Switzerland)	1,849,857	22,586,754

		208,676,879

Financials - 19.3%

Aflac Inc	183,261	6,404,972
Bank of America Corp	3,265,331	19,983,826
Citigroup Inc	1,540,749	39,473,989
Fifth Third Bancorp	1,132,225	11,435,472
JPMorgan Chase & Co	1,555,226	46,843,407
MetLife Inc	729,400	20,430,494
Morgan Stanley	1,100,358	14,854,833
State Street Corp	248,556	7,993,561
The Allstate Corp	1,546,888	36,645,777
The Bank of New York Mellon Corp	1,507,196	28,018,774
The Chubb Corp	184,769	11,084,292
The Goldman Sachs Group Inc	174,676	16,515,616
The PNC Financial Services Group Inc	546,853	26,352,846
The Travelers Cos Inc	416,124	20,277,722
Torchmark Corp	272,682	9,505,695
U.S. Bancorp	503,511	11,852,649
Wells Fargo & Co	1,276,140	30,780,497

		358,454,422

Health Care - 13.7%

Abbott Laboratories	185,075	9,464,736
Bristol-Myers Squibb Co	1,522,851	47,787,065
Cardinal Health Inc	487,827	20,430,195
GlaxoSmithKline PLC ADR (United Kingdom)	577,342	23,838,451
Merck & Co Inc	1,024,867	33,523,400
Pfizer Inc	2,684,677	47,465,089
Roche Holding AG ADR (Switzerland)	438,892	17,652,236
UnitedHealth Group Inc	767,486	35,396,454
WellPoint Inc	275,433	17,980,266

		253,537,892

Industrials - 5.8%

Emerson Electric Co	327,534	13,530,430
General Electric Co	1,780,839	27,139,986
Honeywell International Inc	536,575	23,561,008
Ingersoll-Rand PLC (Ireland)	955,116	26,829,208
Textron Inc	971,176	17,131,545

		108,192,177

Information Technology - 11.7%

Cisco Systems Inc	1,179,239	18,266,412
Dell Inc *	1,403,777	19,863,444
eBay Inc *	1,343,532	39,620,759
Hewlett-Packard Co	1,414,360	31,752,382
Intel Corp	664,239	14,168,218
KLA-Tencor Corp	164,948	6,314,209
Microsoft Corp	1,868,396	46,504,376
The Western Union Co	308,102	4,710,880
Yahoo! Inc *	2,666,891	35,096,286

		216,296,966

Materials - 3.9%

Alcoa Inc	2,035,912	19,483,678
International Paper Co	2,255,338	52,436,608

		71,920,286

Telecommunication Services - 4.3%

AT&T Inc	865,041	24,670,970
Verizon Communications Inc	935,284	34,418,451
Vodafone Group PLC ADR (United Kingdom)	803,151	20,600,823

		79,690,244

Utilities - 3.4%

FirstEnergy Corp	551,320	24,759,781
PPL Corp	1,205,951	34,417,842
Sempra Energy	61,284	3,156,126

		62,333,749

Total Common Stocks
(Cost $1,879,939,878)		1,832,642,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $20,448,316; collateralized by Federal Home Loan Bank: 0.000% due 03/30/12 and value $4,932,533; and Freddie Mac: 0.000% due 04/10/12 and value $15,927,033)	$20,448,298	$20,448,298

Total Short-Term Investment
(Cost $20,448,298)		20,448,298

TOTAL INVESTMENTS - 99.9%
(Cost $1,900,388,176)		1,853,090,865

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,361,667

NET ASSETS - 100.0%		$1,855,452,532

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,832,642,567	$1,832,642,567	$-	$-
	Short-Term Investment	20,448,298	-	20,448,298	-

	Total	$1,853,090,865	$1,832,642,567	$20,448,298	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.1%

General Motors Co 4.750%	34,900	$1,224,292

Total Convertible Preferred Stocks
(Cost $1,745,000)		1,224,292

COMMON STOCKS - 95.1%

Consumer Discretionary - 13.7%

Carnival Corp (Panama)	212,600	6,441,780
Family Dollar Stores Inc	82,600	4,201,036
Johnson Controls Inc	275,800	7,272,846
Kohl’s Corp	172,300	8,459,930
Marriott International Inc ‘A’	209,000	5,693,160
Mattel Inc	239,700	6,205,833
McDonald’s Corp	152,500	13,392,550
Nike Inc ‘B’	52,200	4,463,622
Omnicom Group Inc	261,500	9,633,660
Ross Stores Inc	142,500	11,213,325
Target Corp	88,800	4,354,752
The Home Depot Inc	270,100	8,878,187
The McGraw-Hill Cos Inc	211,200	8,659,200
Time Warner Cable Inc	197,200	12,358,524
Time Warner Inc	429,500	12,872,115

		124,100,520

Consumer Staples - 10.3%

Colgate-Palmolive Co	62,300	5,524,764
Costco Wholesale Corp	64,100	5,263,892
General Mills Inc	263,800	10,148,386
Kellogg Co	106,000	5,638,140
Kimberly-Clark Corp	57,400	4,075,974
McCormick & Co Inc	87,600	4,043,616
PepsiCo Inc	275,500	17,053,450
Pernod-Ricard SA (France)	105,908	8,304,062
Philip Morris International Inc	129,300	8,065,734
Sysco Corp	237,300	6,146,070
The Coca-Cola Co	87,600	5,918,256
Wal-Mart Stores Inc	151,200	7,847,280
Walgreen Co	160,200	5,268,978

		93,298,602

Energy - 10.2%

Baker Hughes Inc	144,600	6,674,736
Chevron Corp	166,200	15,376,824
Diamond Offshore Drilling Inc	54,500	2,983,330
El Paso Corp	560,200	9,792,296
EQT Corp	93,100	4,967,816
Exxon Mobil Corp	230,500	16,741,215
Occidental Petroleum Corp	122,100	8,730,150
Peabody Energy Corp	132,900	4,502,652
Schlumberger Ltd (Netherlands)	175,400	10,476,642
Spectra Energy Corp	329,900	8,092,447
Total SA ADR (France)	86,400	3,790,368

		92,128,476

Financials - 12.8%

American Express Co	203,000	9,114,700
Aon Corp	267,200	11,217,056
General Growth Properties Inc REIT	346,000	4,186,600
JPMorgan Chase & Co	336,600	10,138,392
MetLife Inc	123,600	3,462,036
Morgan Stanley	103,900	1,402,650
Northern Trust Corp	88,400	3,092,232
NYSE Euronext	126,400	2,937,536
Principal Financial Group Inc	89,000	2,017,630
State Street Corp	169,000	5,435,040
The Allstate Corp	101,400	2,402,166
The Charles Schwab Corp	200,400	2,258,508
The Chubb Corp	134,500	8,068,655
The Goldman Sachs Group Inc	30,800	2,912,140
The PNC Financial Services Group Inc	134,400	6,476,736
U.S. Bancorp	652,200	15,352,788
Waddell & Reed Financial Inc ‘A’	204,300	5,109,543
Wells Fargo & Co	600,500	14,484,060
Willis Group Holdings PLC (Ireland)	160,600	5,519,822

		115,588,290

Health Care - 11.7%

Abbott Laboratories	47,700	2,439,378
AmerisourceBergen Corp	149,000	5,553,230
Baxter International Inc	155,500	8,729,770
C.R. Bard Inc	71,600	6,267,864
CIGNA Corp	96,300	4,038,822
Covidien PLC (Ireland)	164,500	7,254,450
DENTSPLY International Inc	393,700	12,082,653
Johnson & Johnson	122,800	7,823,588
McKesson Corp	183,200	13,318,640
Medtronic Inc	75,400	2,506,296
Merck & Co Inc	212,700	6,957,417
Novartis AG (Switzerland)	46,100	2,572,820
Pfizer Inc	1,139,000	20,137,520
Stryker Corp	131,400	6,192,882

		105,875,330

Industrials - 13.8%

C.H. Robinson Worldwide Inc	40,300	2,759,341
Cooper Industries PLC (Ireland)	219,700	10,132,564
Danaher Corp	312,700	13,114,638
Deere & Co	57,400	3,706,318
Expeditors International of Washington Inc	84,700	3,434,585
Fastenal Co	263,500	8,769,280
Fluor Corp	99,800	4,645,690
Illinois Tool Works Inc	82,800	3,444,480
Lockheed Martin Corp	63,100	4,583,584
Norfolk Southern Corp	109,100	6,657,282
Pall Corp	151,900	6,440,560
Republic Services Inc	333,000	9,343,980
Robert Half International Inc	155,000	3,289,100
Rockwell Collins Inc	129,700	6,842,972
Roper Industries Inc	179,200	12,348,672
Stanley Black & Decker Inc	58,900	2,891,990
United Parcel Service Inc ‘B’	180,400	11,392,260
United Technologies Corp	160,900	11,320,924

		125,118,220

Information Technology - 11.6%

Accenture PLC ‘A’ (Ireland)	286,000	15,066,480
Analog Devices Inc	95,400	2,981,250
Applied Materials Inc	394,900	4,087,215
Automatic Data Processing Inc	207,000	9,760,050
Cisco Systems Inc	307,400	4,761,626
Hewlett-Packard Co	71,000	1,593,950
International Business Machines Corp	60,300	10,554,309
Linear Technology Corp	73,200	2,023,980
Microchip Technology Inc	137,400	4,274,514
Microsoft Corp	434,300	10,809,727
QUALCOMM Inc	109,700	5,334,711
Texas Instruments Inc	402,300	10,721,295
The Western Union Co	454,600	6,950,834
Visa Inc ‘A’	130,500	11,186,460
Xilinx Inc	188,500	5,172,440

		105,278,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Materials - 4.9%

Air Products & Chemicals Inc	73,600	$5,620,832
Nucor Corp	126,700	4,008,788
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	93,000	4,019,460
Praxair Inc	152,300	14,237,004
Sigma-Aldrich Corp	160,700	9,929,653
The Sherwin-Williams Co	80,600	5,990,192

		43,805,929

Telecommunication Services - 3.7%

AT&T Inc	340,900	9,722,468
Crown Castle International Corp *	323,900	13,173,013
Telefonica SA (Spain)	69,900	1,340,074
Vodafone Group PLC ADR (United Kingdom)	341,600	8,762,040

		32,997,595

Utilities - 2.4%

Entergy Corp	147,500	9,777,775
Exelon Corp	162,200	6,911,342
Sempra Energy	103,200	5,314,800

		22,003,917

Total Common Stocks
(Cost $883,798,733)		860,195,720

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $37,495,613; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $38,245,868)	$37,495,582	37,495,582

Total Short-Term Investment
(Cost $37,495,582)		37,495,582

TOTAL INVESTMENTS - 99.3%
(Cost $923,039,315)		898,915,594

OTHER ASSETS & LIABILITIES, NET - 0.7%		5,903,495

NET ASSETS - 100.0%		$904,819,089

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$1,224,292	$1,224,292	$-	$-
	Common Stocks
	Consumer Discretionary	124,100,520	124,100,520	-	-
	Consumer Staples	93,298,602	84,994,540	8,304,062	-
	Energy	92,128,476	92,128,476	-	-
	Financials	115,588,290	115,588,290	-	-
	Health Care	105,875,330	103,302,510	2,572,820	-
	Industrials	125,118,220	125,118,220	-	-
	Information Technology	105,278,841	105,278,841	-	-
	Materials	43,805,929	43,805,929	-	-
	Telecommunication Services	32,997,595	31,657,521	1,340,074	-
	Utilities	22,003,917	22,003,917	-	-

		860,195,720	847,978,764	12,216,956	-
	Short-Term Investment	37,495,582	-	37,495,582	-

	Total	$898,915,594	$849,203,056	$49,712,538	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Consumer Discretionary - 10.6%

Abercrombie & Fitch Co ‘A’	18,141	$1,116,760
Amazon.com Inc *	75,470	16,318,878
Apollo Group Inc ‘A’ *	25,524	1,011,006
AutoNation Inc *	10,344	339,076
AutoZone Inc *	6,040	1,927,908
Bed Bath & Beyond Inc *	50,854	2,914,443
Best Buy Co Inc	62,805	1,463,356
Big Lots Inc *	13,681	476,509
Cablevision Systems Corp ‘A’	46,953	738,571
CarMax Inc *	46,984	1,120,568
Carnival Corp (Panama)	96,089	2,911,497
CBS Corp ‘B’	139,224	2,837,385
Chipotle Mexican Grill Inc *	6,516	1,974,022
Coach Inc	60,068	3,113,324
Comcast Corp ‘A’	571,324	11,940,672
D.R. Horton Inc	58,035	524,636
Darden Restaurants Inc	28,083	1,200,548
DeVry Inc	12,736	470,723
DIRECTV ‘A’ *	153,434	6,482,586
Discovery Communications Inc ‘A’ *	56,859	2,139,036
Expedia Inc	40,631	1,046,248
Family Dollar Stores Inc	24,896	1,266,211
Ford Motor Co *	789,693	7,636,331
Fortune Brands Inc	32,106	1,736,292
GameStop Corp ‘A’ *	29,022	670,408
Gannett Co Inc	49,973	476,243
Genuine Parts Co	32,526	1,652,321
H&R Block Inc	63,908	850,615
Harley-Davidson Inc	49,245	1,690,581
Harman International Industries Inc	14,392	411,323
Hasbro Inc	25,234	822,881
International Game Technology	62,091	902,182
J.C. Penney Co Inc	29,824	798,687
Johnson Controls Inc	141,269	3,725,264
Kohl’s Corp	58,420	2,868,422
Leggett & Platt Inc	29,333	580,500
Lennar Corp ‘A’	33,322	451,180
Limited Brands Inc	51,412	1,979,876
Lowe’s Cos Inc	261,971	5,066,519
Macy’s Inc	88,690	2,334,321
Marriott International Inc ‘A’	58,560	1,595,174
Mattel Inc	71,171	1,842,617
McDonald’s Corp	214,419	18,830,277
Netflix Inc *	10,904	1,233,897
Newell Rubbermaid Inc	60,945	723,417
News Corp ‘A’	474,959	7,347,616
Nike Inc ‘B’	78,946	6,750,672
Nordstrom Inc	33,946	1,550,653
O’Reilly Automotive Inc *	28,223	1,880,498
Omnicom Group Inc	58,059	2,138,894
priceline.com Inc *	10,344	4,649,214
PulteGroup Inc *	69,752	275,520
Ralph Lauren Corp	13,476	1,747,837
Ross Stores Inc	23,993	1,888,009
Scripps Networks Interactive Inc ‘A’	20,595	765,516
Sears Holdings Corp *	8,032	462,001
Staples Inc	147,302	1,959,117
Starbucks Corp	155,059	5,782,150
Starwood Hotels & Resorts Worldwide Inc	39,874	1,547,909
Target Corp	140,328	6,881,685
The Gap Inc	72,392	1,175,646
The Goodyear Tire & Rubber Co *	50,789	512,461
The Home Depot Inc	325,094	10,685,840
The Interpublic Group of Cos Inc	99,854	718,949
The McGraw-Hill Cos Inc	62,621	2,567,461
The TJX Cos Inc	79,179	4,392,059
The Walt Disney Co	385,717	11,633,225
The Washington Post Co ‘B’	1,043	341,030
Tiffany & Co	26,422	1,606,986
Time Warner Cable Inc	67,583	4,235,427
Time Warner Inc	217,131	6,507,416
Urban Outfitters Inc *	24,732	552,018
VF Corp	18,003	2,187,725
Viacom Inc ‘B’	119,416	4,626,176
Whirlpool Corp	15,943	795,715
Wyndham Worldwide Corp	34,240	976,182
Wynn Resorts Ltd	16,620	1,912,630
Yum! Brands Inc	96,517	4,766,975

		228,034,503

Consumer Staples - 11.6%

Altria Group Inc	430,447	11,540,284
Archer-Daniels-Midland Co	140,451	3,484,589
Avon Products Inc	89,678	1,757,689
Brown-Forman Corp ‘B’	20,902	1,466,066
Campbell Soup Co	37,508	1,214,134
Coca-Cola Enterprises Inc	66,184	1,646,658
Colgate-Palmolive Co	101,105	8,965,991
ConAgra Foods Inc	86,091	2,085,124
Constellation Brands Inc ‘A’ *	38,498	692,964
Costco Wholesale Corp	90,989	7,472,017
CVS Caremark Corp	279,488	9,385,207
Dean Foods Co *	37,740	334,754
Dr Pepper Snapple Group Inc	45,005	1,745,294
General Mills Inc	134,381	5,169,637
H.J. Heinz Co	66,723	3,368,177
Hormel Foods Corp	28,704	775,582
Kellogg Co	51,914	2,761,306
Kimberly-Clark Corp	81,427	5,782,131
Kraft Foods Inc ‘A’	367,034	12,325,002
Lorillard Inc	28,772	3,185,060
McCormick & Co Inc	27,555	1,271,939
Mead Johnson Nutrition Co	42,387	2,917,497
Molson Coors Brewing Co ‘B’	33,770	1,337,630
PepsiCo Inc	328,896	20,358,662
Philip Morris International Inc	365,035	22,770,883
Reynolds American Inc	70,267	2,633,607
Safeway Inc	72,484	1,205,409
Sara Lee Corp	122,597	2,004,461
SUPERVALU Inc	44,379	295,564
Sysco Corp	123,182	3,190,414
The Clorox Co	27,286	1,809,880
The Coca-Cola Co	477,172	32,237,740
The Estee Lauder Cos Inc ‘A’	23,493	2,063,625
The Hershey Co	32,132	1,903,500
The J.M. Smucker Co	23,617	1,721,443
The Kroger Co	125,764	2,761,777
The Procter & Gamble Co	571,037	36,078,118
Tyson Foods Inc ‘A’	61,860	1,073,890
Wal-Mart Stores Inc	365,302	18,959,174
Walgreen Co	188,168	6,188,846
Whole Foods Market Inc	32,760	2,139,556

		250,081,281

Energy - 11.5%

Alpha Natural Resources Inc *	47,148	834,048
Anadarko Petroleum Corp	103,457	6,522,964
Apache Corp	79,790	6,402,350
Baker Hughes Inc	90,654	4,184,589
Cabot Oil & Gas Corp	21,748	1,346,419
Cameron International Corp *	50,935	2,115,840
Chesapeake Energy Corp	137,342	3,509,088
Chevron Corp	416,257	38,512,098
ConocoPhillips	285,342	18,067,855
CONSOL Energy Inc	47,024	1,595,524
Denbury Resources Inc *	83,287	957,801

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Devon Energy Corp	86,560	$4,798,886
Diamond Offshore Drilling Inc	14,410	788,803
El Paso Corp	160,083	2,798,251
EOG Resources Inc	55,829	3,964,417
EQT Corp	30,982	1,653,200
Exxon Mobil Corp	1,010,434	73,387,821
FMC Technologies Inc *	49,884	1,875,638
Halliburton Co	191,122	5,833,043
Helmerich & Payne Inc	22,235	902,741
Hess Corp	62,868	3,298,055
Marathon Oil Corp	148,393	3,202,321
Marathon Petroleum Corp	74,030	2,003,252
Murphy Oil Corp	40,145	1,772,803
Nabors Industries Ltd * (Bermuda)	59,633	731,101
National Oilwell Varco Inc	88,051	4,509,972
Newfield Exploration Co *	27,511	1,091,912
Noble Corp * (Switzerland)	52,553	1,542,431
Noble Energy Inc	36,686	2,597,369
Occidental Petroleum Corp	168,911	12,077,136
Peabody Energy Corp	56,287	1,907,004
Pioneer Natural Resources Co	24,212	1,592,423
QEP Resources Inc	36,753	994,904
Range Resources Corp	33,475	1,956,949
Rowan Cos Inc *	26,441	798,254
Schlumberger Ltd (Netherlands)	280,425	16,749,785
Southwestern Energy Co *	72,325	2,410,592
Spectra Energy Corp	135,149	3,315,205
Sunoco Inc	25,123	779,064
Tesoro Corp *	29,866	581,491
The Williams Cos Inc	122,392	2,979,021
Valero Energy Corp	118,910	2,114,220

		249,056,640

Financials - 13.5%

ACE Ltd (Switzerland)	70,240	4,256,544
Aflac Inc	97,091	3,393,330
American Express Co	215,839	9,691,171
American International Group Inc *	90,608	1,988,846
Ameriprise Financial Inc	49,035	1,930,018
Aon Corp	67,898	2,850,358
Apartment Investment & Management Co ‘A’ REIT	24,959	552,093
Assurant Inc	19,713	705,725
AvalonBay Communities Inc REIT	19,546	2,229,221
Bank of America Corp	2,106,113	12,889,412
BB&T Corp	144,869	3,090,056
Berkshire Hathaway Inc ‘B’ *	365,475	25,963,344
BlackRock Inc	20,844	3,085,120
Boston Properties Inc REIT	30,532	2,720,401
Capital One Financial Corp	95,471	3,783,516
CB Richard Ellis Group Inc *	67,852	913,288
Cincinnati Financial Corp	33,809	890,191
Citigroup Inc	606,408	15,536,173
CME Group Inc ‘A’	13,897	3,424,221
Comerica Inc	41,957	963,752
Discover Financial Services	113,409	2,601,602
E*TRADE Financial Corp *	52,435	477,683
Equity Residential REIT	61,620	3,196,229
Federated Investors Inc ‘B’	19,364	339,451
Fifth Third Bancorp	191,576	1,934,918
First Horizon National Corp	54,655	325,744
Franklin Resources Inc	30,251	2,893,206
Genworth Financial Inc ‘A’ *	102,282	587,099
HCP Inc REIT	84,625	2,966,953
Health Care REIT Inc	36,838	1,724,018
Host Hotels & Resorts Inc REIT	146,512	1,602,841
Hudson City Bancorp Inc	109,917	622,130
Huntington Bancshares Inc	178,575	857,160
IntercontinentalExchange Inc *	15,244	1,802,755
Invesco Ltd (Bermuda)	93,532	1,450,681
Janus Capital Group Inc	39,230	235,380
JPMorgan Chase & Co	810,297	24,406,146
KeyCorp	197,746	1,172,634
Kimco Realty Corp REIT	84,683	1,272,785
Legg Mason Inc	27,356	703,323
Leucadia National Corp	41,170	933,736
Lincoln National Corp	64,338	1,005,603
Loews Corp	64,564	2,230,686
M&T Bank Corp	26,161	1,828,654
Marsh & McLennan Cos Inc	112,575	2,987,740
MetLife Inc	219,773	6,155,842
Moody’s Corp	41,692	1,269,521
Morgan Stanley	308,518	4,164,993
Northern Trust Corp	50,014	1,749,490
NYSE Euronext	54,510	1,266,812
People’s United Financial Inc	78,548	895,447
Plum Creek Timber Co Inc REIT	33,669	1,168,651
Principal Financial Group Inc	65,018	1,473,958
ProLogis Inc REIT	95,397	2,313,377
Prudential Financial Inc	101,004	4,733,047
Public Storage REIT	29,440	3,278,144
Regions Financial Corp	260,541	867,602
Simon Property Group Inc REIT	61,016	6,710,540
SLM Corp	106,571	1,326,809
State Street Corp	104,754	3,368,889
SunTrust Banks Inc	111,499	2,001,407
T. Rowe Price Group Inc	53,283	2,545,329
The Allstate Corp	107,370	2,543,595
The Bank of New York Mellon Corp	256,186	4,762,498
The Charles Schwab Corp	224,012	2,524,615
The Chubb Corp	59,424	3,564,846
The Goldman Sachs Group Inc	105,115	9,938,623
The Hartford Financial Services Group Inc	92,781	1,497,485
The NASDAQ OMX Group Inc *	26,606	615,663
The PNC Financial Services Group Inc	109,362	5,270,155
The Progressive Corp	132,713	2,356,983
The Travelers Cos Inc	87,026	4,240,777
Torchmark Corp	21,724	757,299
U.S. Bancorp	399,211	9,397,427
Unum Group	62,885	1,318,070
Ventas Inc REIT	59,839	2,956,047
Vornado Realty Trust REIT	38,331	2,860,259
Wells Fargo & Co	1,097,251	26,465,694
Weyerhaeuser Co REIT	111,713	1,737,137
XL Group PLC (Ireland)	68,013	1,278,644
Zions Bancorp	38,359	539,711

		290,931,323

Health Care - 12.0%

Abbott Laboratories	323,488	16,543,176
Aetna Inc	77,495	2,816,943
Agilent Technologies Inc *	72,164	2,255,125
Allergan Inc	63,910	5,264,906
AmerisourceBergen Corp	55,920	2,084,138
Amgen Inc	192,046	10,552,928
Baxter International Inc	118,098	6,630,022
Becton Dickinson & Co	45,193	3,313,551
Biogen Idec Inc *	50,408	4,695,505
Boston Scientific Corp *	318,691	1,883,464
Bristol-Myers Squibb Co	354,475	11,123,426
C.R. Bard Inc	17,972	1,573,269
Cardinal Health Inc	71,619	2,999,404
CareFusion Corp *	46,419	1,111,735
Celgene Corp *	95,352	5,904,196
Cephalon Inc *	16,141	1,302,579
Cerner Corp *	30,163	2,066,769
CIGNA Corp	56,157	2,355,225
Coventry Health Care Inc *	30,773	886,570
Covidien PLC (Ireland)	102,551	4,522,499
DaVita Inc *	19,352	1,212,790

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
DENTSPLY International Inc	29,504	$905,478
Edwards Lifesciences Corp *	23,893	1,703,093
Eli Lilly & Co	211,724	7,827,436
Express Scripts Inc *	101,463	3,761,233
Forest Laboratories Inc *	56,983	1,754,507
Gilead Sciences Inc *	160,328	6,220,726
Hospira Inc *	34,148	1,263,476
Humana Inc	34,674	2,521,840
Intuitive Surgical Inc *	8,123	2,959,046
Johnson & Johnson	569,496	36,282,590
Laboratory Corp of America Holdings *	21,005	1,660,445
Life Technologies Corp *	37,463	1,439,703
McKesson Corp	51,190	3,721,513
Medco Health Solutions Inc *	80,127	3,757,155
Medtronic Inc	219,458	7,294,784
Merck & Co Inc	640,250	20,942,577
Mylan Inc *	88,443	1,503,531
Patterson Cos Inc	19,529	559,115
PerkinElmer Inc	23,385	449,226
Pfizer Inc	1,621,429	28,666,865
Quest Diagnostics Inc	32,973	1,627,547
St Jude Medical Inc	68,437	2,476,735
Stryker Corp	68,601	3,233,165
Tenet Healthcare Corp *	98,829	408,164
Thermo Fisher Scientific Inc *	79,364	4,018,993
UnitedHealth Group Inc	223,649	10,314,692
Varian Medical Systems Inc *	24,374	1,271,348
Waters Corp *	18,939	1,429,705
Watson Pharmaceuticals Inc *	26,097	1,781,120
WellPoint Inc	74,955	4,893,062
Zimmer Holdings Inc *	39,565	2,116,728

		259,863,818

Industrials - 10.2%

3M Co	147,457	10,585,938
Avery Dennison Corp	22,013	552,086
C.H. Robinson Worldwide Inc	34,268	2,346,330
Caterpillar Inc	134,267	9,914,275
Cintas Corp	23,235	653,833
CSX Corp	227,630	4,249,852
Cummins Inc	40,465	3,304,372
Danaher Corp	118,255	4,959,615
Deere & Co	86,024	5,554,570
Dover Corp	38,624	1,799,878
Eaton Corp	70,892	2,516,666
Emerson Electric Co	154,768	6,393,466
Equifax Inc	25,451	782,364
Expeditors International of Washington Inc	44,029	1,785,376
Fastenal Co	61,226	2,037,601
FedEx Corp	65,887	4,459,232
Flowserve Corp	11,590	857,660
Fluor Corp	36,100	1,680,455
General Dynamics Corp	75,185	4,277,275
General Electric Co	2,202,947	33,572,912
Goodrich Corp	25,932	3,129,474
Honeywell International Inc	162,607	7,140,073
Illinois Tool Works Inc	102,130	4,248,608
Ingersoll-Rand PLC (Ireland)	68,770	1,931,749
Iron Mountain Inc	42,099	1,331,170
ITT Corp	38,579	1,620,318
Jacobs Engineering Group Inc *	26,558	857,558
Joy Global Inc	21,889	1,365,436
L-3 Communications Holdings Inc	21,838	1,353,301
Lockheed Martin Corp	57,197	4,154,790
Masco Corp	74,596	531,123
Norfolk Southern Corp	72,277	4,410,343
Northrop Grumman Corp	57,790	3,014,326
PACCAR Inc	75,967	2,569,204
Pall Corp	24,114	1,022,434
Parker-Hannifin Corp	32,211	2,033,480
Pitney Bowes Inc	42,181	793,003
Precision Castparts Corp	29,933	4,653,384
Quanta Services Inc *	44,286	832,134
Raytheon Co	73,493	3,003,659
Republic Services Inc	66,442	1,864,362
Robert Half International Inc	30,204	640,929
Rockwell Automation Inc	29,714	1,663,984
Rockwell Collins Inc	31,871	1,681,514
Roper Industries Inc	19,965	1,375,788
RR Donnelley & Sons Co	39,047	551,344
Ryder System Inc	10,668	400,157
Snap-on Inc	12,122	538,217
Southwest Airlines Co	166,624	1,339,657
Stanley Black & Decker Inc	35,050	1,720,955
Stericycle Inc *	17,871	1,442,547
Textron Inc	57,754	1,018,781
The Boeing Co	154,015	9,319,448
The Dun & Bradstreet Corp	10,162	622,524
Tyco International Ltd (Switzerland)	96,509	3,932,742
Union Pacific Corp	101,436	8,284,278
United Parcel Service Inc ‘B’	203,829	12,871,801
United Technologies Corp	188,850	13,287,486
W.W. Grainger Inc	12,627	1,888,242
Waste Management Inc	98,109	3,194,429

		219,918,508

Information Technology - 19.3%

Accenture PLC ‘A’ (Ireland)	133,927	7,055,274
Adobe Systems Inc *	102,643	2,480,881
Advanced Micro Devices Inc *	120,940	614,375
Akamai Technologies Inc *	38,474	764,863
Altera Corp	67,252	2,120,456
Amphenol Corp ‘A’	35,232	1,436,409
Analog Devices Inc	62,185	1,943,281
Apple Inc *	192,666	73,440,426
Applied Materials Inc	273,827	2,834,109
Autodesk Inc *	47,405	1,316,911
Automatic Data Processing Inc	101,768	4,798,361
BMC Software Inc *	36,384	1,402,967
Broadcom Corp ‘A’ *	100,071	3,331,364
CA Inc	78,509	1,523,860
Cisco Systems Inc	1,143,047	17,705,798
Citrix Systems Inc *	39,217	2,138,503
Cognizant Technology Solutions Corp ‘A’ *	63,108	3,956,872
Computer Sciences Corp	32,100	861,885
Compuware Corp *	45,386	347,657
Corning Inc	326,524	4,035,837
Dell Inc *	322,289	4,560,389
eBay Inc *	238,373	7,029,620
Electronic Arts Inc *	69,668	1,424,711
EMC Corp *	429,142	9,007,691
F5 Networks Inc *	16,725	1,188,311
Fidelity National Information Services Inc	51,335	1,248,467
First Solar Inc *	12,249	774,259
Fiserv Inc *	29,350	1,490,100
FLIR Systems Inc	33,098	829,105
Google Inc ‘A’ *	52,340	26,922,649
Harris Corp	24,952	852,610
Hewlett-Packard Co	431,056	9,677,207
Intel Corp	1,091,259	23,276,554
International Business Machines Corp	248,193	43,441,221
Intuit Inc *	63,181	2,997,307
Jabil Circuit Inc	38,027	676,500
JDS Uniphase Corp *	47,311	471,691
Juniper Networks Inc *	110,720	1,911,027
KLA-Tencor Corp	34,590	1,324,105
Lexmark International Inc ‘A’ *	16,376	442,643
Linear Technology Corp	47,397	1,310,527
LSI Corp *	118,620	614,452
Mastercard Inc ‘A’	22,182	7,035,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
MEMC Electronic Materials Inc *	47,351	$248,119
Microchip Technology Inc	39,629	1,232,858
Micron Technology Inc *	208,100	1,048,824
Microsoft Corp	1,549,630	38,570,291
Molex Inc	28,524	581,034
Monster Worldwide Inc *	27,184	195,181
Motorola Mobility Holdings Inc *	54,311	2,051,870
Motorola Solutions Inc	62,758	2,629,560
NetApp Inc *	76,548	2,598,039
Novellus Systems Inc *	14,438	393,580
NVIDIA Corp *	125,788	1,572,350
Oracle Corp	821,115	23,598,845
Paychex Inc	67,116	1,769,849
QUALCOMM Inc	349,083	16,975,906
Red Hat Inc *	40,207	1,699,148
SAIC Inc *	57,530	679,429
salesforce.com inc *	28,162	3,218,353
SanDisk Corp *	49,714	2,005,960
Symantec Corp *	155,824	2,539,931
Tellabs Inc	76,278	327,233
Teradata Corp *	34,921	1,869,321
Teradyne Inc *	38,372	422,476
Texas Instruments Inc	240,104	6,398,772
The Western Union Co	130,362	1,993,235
Total System Services Inc	34,280	580,360
VeriSign Inc	34,721	993,368
Visa Inc ‘A’	106,308	9,112,722
Western Digital Corp *	48,372	1,244,128
Xerox Corp	292,322	2,037,484
Xilinx Inc	55,010	1,509,474
Yahoo! Inc *	262,409	3,453,302

		416,167,480

Materials - 3.3%

Air Products & Chemicals Inc	44,296	3,382,885
Airgas Inc	14,203	906,435
AK Steel Holding Corp	22,619	147,928
Alcoa Inc	221,176	2,116,654
Allegheny Technologies Inc	22,026	814,742
Ball Corp	34,127	1,058,620
Bemis Co Inc	21,579	632,480
CF Industries Holdings Inc	14,913	1,840,115
Cliffs Natural Resources Inc	30,343	1,552,651
E.I. du Pont de Nemours & Co	193,795	7,745,986
Eastman Chemical Co	14,648	1,003,827
Ecolab Inc	48,202	2,356,596
FMC Corp	14,906	1,030,899
Freeport-McMoRan Copper & Gold Inc	196,991	5,998,376
International Flavors & Fragrances Inc	16,847	947,138
International Paper Co	90,840	2,112,030
MeadWestvaco Corp	35,546	873,010
Monsanto Co	111,131	6,672,305
Newmont Mining Corp	102,702	6,459,956
Nucor Corp	65,652	2,077,229
Owens-Illinois Inc *	34,175	516,726
PPG Industries Inc	32,736	2,313,126
Praxair Inc	62,797	5,870,264
Sealed Air Corp	33,384	557,513
Sigma-Aldrich Corp	25,368	1,567,489
The Dow Chemical Co	245,486	5,513,616
The Mosaic Co	57,548	2,818,126
The Sherwin-Williams Co	18,386	1,366,448
Titanium Metals Corp	17,450	261,401
United States Steel Corp	30,020	660,740
Vulcan Materials Co	26,718	736,348

		71,911,659

Telecommunication Services - 3.3%

American Tower Corp ‘A’ *	82,250	4,425,050
AT&T Inc	1,231,533	35,123,321
CenturyLink Inc	128,115	4,243,169
Frontier Communications Corp	207,142	1,265,638
MetroPCS Communications Inc *	61,208	533,122
Sprint Nextel Corp *	621,038	1,887,955
Verizon Communications Inc	588,250	21,647,600
Windstream Corp	106,099	1,237,114

		70,362,969

Utilities - 3.9%

Ameren Corp	50,202	1,494,514
American Electric Power Co Inc	100,231	3,810,783
CenterPoint Energy Inc	88,640	1,739,117
CMS Energy Corp	52,401	1,037,016
Consolidated Edison Inc	60,869	3,470,750
Constellation Energy Group Inc	41,799	1,590,870
Dominion Resources Inc	118,297	6,005,939
DTE Energy Co	35,286	1,729,720
Duke Energy Corp	276,783	5,532,892
Edison International	67,710	2,589,908
Entergy Corp	36,730	2,434,832
Exelon Corp	137,724	5,868,420
FirstEnergy Corp	86,918	3,903,487
Integrys Energy Group Inc	16,295	792,263
NextEra Energy Inc	87,774	4,741,551
Nicor Inc	9,541	524,850
NiSource Inc	58,142	1,243,076
Northeast Utilities	36,759	1,236,940
NRG Energy Inc *	50,110	1,062,833
ONEOK Inc	21,456	1,416,954
Pepco Holdings Inc	47,308	895,067
PG&E Corp	83,599	3,537,074
Pinnacle West Capital Corp	22,623	971,432
PPL Corp	120,075	3,426,941
Progress Energy Inc	61,228	3,166,712
Public Service Enterprise Group Inc	105,143	3,508,622
SCANA Corp	23,961	969,222
Sempra Energy	49,784	2,563,876
Southern Co	178,241	7,552,071
TECO Energy Inc	45,001	770,867
The AES Corp *	136,744	1,334,621
Wisconsin Energy Corp	48,667	1,522,790
Xcel Energy Inc	100,645	2,484,925

		84,930,935

Total Common Stocks
(Cost $1,822,575,554)		2,141,259,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $13,775,736; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $14,052,970)	$13,775,725	$13,775,725

Total Short-Term Investment
(Cost $13,775,725)		13,775,725

TOTAL INVESTMENTS - 99.8%
(Cost $1,836,351,279)		2,155,034,841

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,673,304

NET ASSETS - 100.0%		$2,158,708,145

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2011, $2,333,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (12/11)	328	$19,823,464	($1,357,064)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,141,259,116	$2,141,259,116	$-	$-
	Short-Term Investment	13,775,725	-	13,775,725	-

	Total Assets	2,155,034,841	2,141,259,116	13,775,725	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,357,064)	(1,357,064)	-	-

	Total Liabilities	(1,357,064)	(1,357,064)	-	-

	Total	$2,153,677,777	$2,139,902,052	$13,775,725	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 9.6%

Amazon.com Inc *	4,735	$1,023,849
Cie Financiere Richemont SA ‘A’ (Switzerland)	47,692	2,117,082
Ford Motor Co *	185,055	1,789,482
MGM Resorts International *	154,373	1,434,125
News Corp ‘A’	171,150	2,647,691
Prada SPA * (Italy)	167,400	694,862

		9,707,091

Consumer Staples - 9.0%

Davide Campari-Milano SPA (Italy)	289,160	2,108,982
Hansen Natural Corp *	40,800	3,561,432
Mead Johnson Nutrition Co	49,190	3,385,748

		9,056,162

Energy - 4.4%

Halliburton Co	61,585	1,879,574
HRT Participacoes em Petroleo SA * (Brazil)	3,900	1,555,644
Southwestern Energy Co *	31,400	1,046,562

		4,481,780

Financials - 9.3%

AIA Group Ltd (Hong Kong)	559,400	1,590,416
Hang Lung Properties Ltd (Hong Kong)	87,917	259,918
Prudential PLC (United Kingdom)	184,817	1,581,883
Standard Chartered PLC (United Kingdom)	88,396	1,764,330
The Charles Schwab Corp	139,498	1,572,142
Walker & Dunlop Inc *	225,940	2,625,423

		9,394,112

Health Care - 15.0%

Celgene Corp *	82,265	5,093,849
Express Scripts Inc *	69,420	2,573,399
Intuitive Surgical Inc *	1,346	490,321
Medco Health Solutions Inc *	85,266	3,998,123
Vertex Pharmaceuticals Inc *	66,993	2,983,868

		15,139,560

Industrials - 14.4%

C.H. Robinson Worldwide Inc	35,900	2,458,073
CoStar Group Inc *	44,069	2,290,266
FANUC Corp (Japan)	25,800	3,552,112
Iron Mountain Inc	72,175	2,282,173
Precision Castparts Corp	5,034	782,586
United Parcel Service Inc ‘B’	50,905	3,214,651

		14,579,861

Information Technology - 31.0%

Adobe Systems Inc *	45,415	1,097,681
Amphenol Corp ‘A’	30,095	1,226,973
Apple Inc *	15,057	5,739,427
eBay Inc *	275,160	8,114,468
EMC Corp *	140,350	2,945,947
Microsoft Corp	153,770	3,827,335
ON Semiconductor Corp *	225,590	1,617,480
TE Connectivity Ltd (Switzerland)	78,300	2,203,362
Trimble Navigation Ltd *	55,745	1,870,245
VistaPrint NV * (Netherlands)	97,205	2,627,451

		31,270,369

Materials - 2.5%

Israel Chemicals Ltd (Israel)	70,468	803,916
Ivanhoe Mines Ltd (NYSE) * (Canada)	122,460	1,677,702

		2,481,618

Telecommunication Services - 4.5%

Crown Castle International Corp *	111,400	4,530,638

Total Common Stocks
(Cost $104,056,506)		100,641,191

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.4%

U.S. Government Agency Issue - 0.3%

Federal Home Loan Bank
0.001% due 10/03/11	$300,000	300,000

Repurchase Agreement - 0.1%

State Street Bank & Trust Co 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $75,863; collateralized by Freddie Mac: 0.900% due 09/12/14 and value $80,118)	75,863	75,863

Total Short-Term Investments
(Cost $375,863)		375,863

TOTAL INVESTMENTS - 100.1%
(Cost $104,432,369)		101,017,054

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(127,741)

NET ASSETS - 100.0%		$100,889,313

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$9,707,091	$6,895,147	$2,811,944	$-
	Consumer Staples	9,056,162	6,947,180	2,108,982	-
	Energy	4,481,780	4,481,780	-	-
	Financials	9,394,112	4,197,565	5,196,547	-
	Health Care	15,139,560	15,139,560	-	-
	Industrials	14,579,861	11,027,749	3,552,112	-
	Information Technology	31,270,369	31,270,369	-	-
	Materials	2,481,618	1,677,702	803,916	-
	Telecommunication Services	4,530,638	4,530,638	-	-

		100,641,191	86,167,690	14,473,501	-
	Short-Term Investments	375,863	-	375,863	-

	Total	$101,017,054	$86,167,690	$14,849,364	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.6%

Consumer Discretionary - 13.6%

Amazon.com Inc *	68,465	$14,804,187
CBS Corp ‘B’	453,545	9,243,247
Cie Financiere Richemont SA ‘A’ (Switzerland)	222,317	9,868,812
Crown Ltd (Australia)	711,751	5,423,446
Limited Brands Inc	382,020	14,711,590
Mattel Inc	313,260	8,110,301
McDonald’s Corp	83,640	7,345,265
Netflix Inc *	27,730	3,137,927
Nike Inc ‘B’	128,250	10,966,658
Nordstrom Inc	455,830	20,822,315
Prada SPA * (Italy)	1,854,650	7,698,484
The Walt Disney Co	389,805	11,756,519
Time Warner Cable Inc	117,905	7,389,106

		131,277,857

Consumer Staples - 9.6%

Anheuser-Busch InBev NV (Belgium)	346,754	18,389,545
Colgate-Palmolive Co	166,507	14,765,841
Costco Wholesale Corp	167,255	13,734,980
Philip Morris International Inc	152,348	9,503,468
Reckitt Benckiser Group PLC (United Kingdom)	109,801	5,551,200
SABMiller PLC (United Kingdom)	122,604	3,984,876
Unilever NV CVA (Netherlands)	435,784	13,803,028
Walgreen Co	398,635	13,111,105

		92,844,043

Energy - 11.2%

Apache Corp	120,215	9,646,052
Baker Hughes Inc	245,515	11,332,972
Canadian Natural Resources Ltd (NYSE) (Canada)	262,600	7,686,302
Dresser-Rand Group Inc *	251,603	10,197,470
Enterprise Products Partners LP	56,215	2,257,032
EOG Resources Inc	161,540	11,470,956
Halliburton Co	329,295	10,050,083
Helmerich & Payne Inc	145,265	5,897,759
Hess Corp	201,190	10,554,427
Kinder Morgan Inc	199,145	5,155,864
Occidental Petroleum Corp	167,945	12,008,068
OGX Petroleo e Gas Participacoes SA * (Brazil)	727,600	4,450,153
Schlumberger Ltd (Netherlands)	137,070	8,187,191

		108,894,329

Financials - 3.5%

JPMorgan Chase & Co	242,023	7,289,733
Morgan Stanley	379,070	5,117,445
Prudential PLC (United Kingdom)	751,426	6,431,593
T. Rowe Price Group Inc	236,110	11,278,974
The Charles Schwab Corp	297,710	3,355,192

		33,472,937

Health Care - 13.4%

AmerisourceBergen Corp	243,805	9,086,612
Celgene Corp *	426,290	26,395,877
Covidien PLC (Ireland)	446,315	19,682,491
DaVita Inc *	90,260	5,656,594
Endo Pharmaceuticals Holdings Inc *	360,900	10,101,591
Express Scripts Inc *	219,200	8,125,744
Mylan Inc *	413,420	7,028,140
Perrigo Co	70,950	6,889,955
Pfizer Inc	699,600	12,368,928
St Jude Medical Inc	108,805	3,937,653
Valeant Pharmaceuticals International Inc (NYSE) (Canada)	249,077	9,245,738
Vertex Pharmaceuticals Inc *	254,811	11,349,282

		129,868,605

Industrials - 9.5%

C.H. Robinson Worldwide Inc	227,630	15,585,826
Danaher Corp	179,690	7,536,199
Expeditors International of Washington Inc	223,800	9,075,090
FANUC Corp (Japan)	90,600	12,473,694
Fastenal Co	149,425	4,972,864
Precision Castparts Corp	110,200	17,131,692
Sensata Technologies Holding NV * (Netherlands)	348,080	9,210,197
Tyco International Ltd (Switzerland)	237,145	9,663,659
Verisk Analytics Inc ‘A’ *	177,747	6,180,263

		91,829,484

Information Technology - 27.8%

Adobe Systems Inc *	334,565	8,086,436
Amdocs Ltd * (United Kingdom)	428,665	11,625,395
Amphenol Corp ‘A’	228,890	9,331,845
Apple Inc *	168,242	64,130,486
Atmel Corp *	849,418	6,854,803
eBay Inc *	1,189,440	35,076,586
EMC Corp *	1,141,375	23,957,461
Microsoft Corp	1,189,215	29,599,561
ON Semiconductor Corp *	1,636,423	11,733,153
Oracle Corp	1,197,720	34,422,473
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	4,285,548	9,710,025
TE Connectivity Ltd (Switzerland)	423,860	11,927,421
Teradata Corp *	240,895	12,895,109

		269,350,754

Materials - 3.8%

Ball Corp	277,795	8,617,201
K +S AG (Germany)	231,092	12,150,404
Praxair Inc	168,815	15,780,826

		36,548,431

Telecommunication Services - 1.2%

Crown Castle International Corp *	276,205	11,233,257

Total Common Stocks
(Cost $941,583,714)		905,319,697

EXCHANGE-TRADED FUNDS - 1.2%

SPDR Gold Shares *	50,055	7,912,694
Sprott Physical Gold Trust * (Canada)	282,375	3,961,721

Total Exchange-Traded Funds
(Cost $10,490,643)		11,874,415

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.3%

U.S. Government Agency Issue - 3.9%

Federal Home Loan Bank
0.001% due 10/03/11	$37,700,000	37,699,998

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 0.4%

State Street Bank & Trust Co 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $3,886,172; collateralized by Freddie Mac: 0.900% due 09/12/14 and value $3,965,821)	$3,886,169	$3,886,169

Total Short-Term Investments
(Cost $41,586,167)		41,586,167

TOTAL INVESTMENTS - 99.1%
(Cost $993,660,524)		958,780,279

OTHER ASSETS & LIABILITIES, NET - 0.9%		8,859,453

NET ASSETS - 100.0%		$967,639,732

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	1,700,000	10/11	CSF	$62,305
Sell	EUR	3,600,000	10/11	HSB	339,625
Sell	EUR	8,250,000	10/11	JPM	149,009
Sell	EUR	11,500,000	10/11	RBC	737,981
Buy	GBP	250,000	10/11	CSF	5,511
Sell	GBP	2,045,000	10/11	CSF	29,555
Sell	GBP	1,840,000	10/11	HSB	41,470
Sell	GBP	1,430,000	10/11	JPM	17,386
Sell	GBP	600,000	10/11	JPM	(3,920)
Sell	GBP	1,400,000	10/11	RBC	127,538

Total Forward Foreign Currency Contracts					$1,506,460

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$131,277,857	$108,287,115	$22,990,742	$-
	Consumer Staples	92,844,043	51,115,394	41,728,649	-
	Energy	108,894,329	108,894,329	-	-
	Financials	33,472,937	27,041,344	6,431,593	-
	Health Care	129,868,605	129,868,605	-	-
	Industrials	91,829,484	79,355,790	12,473,694	-
	Information Technology	269,350,754	259,640,729	9,710,025	-
	Materials	36,548,431	24,398,027	12,150,404	-
	Telecommunication Services	11,233,257	11,233,257	-	-

		905,319,697	799,834,590	105,485,107	-
	Exchange-Traded Funds	11,874,415	11,874,415	-	-
	Short-Term Investments	41,586,167	-	41,586,167	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,510,380	-	1,510,380	-

	Total Assets	960,290,659	811,709,005	148,581,654	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,920)	-	(3,920)	-

	Total Liabilities	(3,920)	-	(3,920)	-

	Total	$960,286,739	$811,709,005	$148,577,734	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 20.8%

Amazon.com Inc *	243,200	$52,587,136
Chipotle Mexican Grill Inc *	39,400	11,936,230
Discovery Communications Inc ‘A’ *	426,000	16,026,120
Focus Media Holding Ltd ADR * (Cayman)	476,474	7,999,999
Las Vegas Sands Corp *	940,600	36,062,604
McDonald’s Corp	422,600	37,112,732
Nike Inc ‘B’	242,100	20,701,971
priceline.com Inc *	62,700	28,181,142
Ralph Lauren Corp	171,400	22,230,580
The Interpublic Group of Cos Inc	3,901	28,087

		232,866,601

Consumer Staples - 7.8%

CVS Caremark Corp	827,000	27,770,660
Kellogg Co	568,400	30,233,196
The Estee Lauder Cos Inc ‘A’	330,800	29,057,472

		87,061,328

Energy - 6.0%

Concho Resources Inc *	333,100	23,696,734
CONSOL Energy Inc	363,200	12,323,376
FMC Technologies Inc *	654,700	24,616,720
Schlumberger Ltd (Netherlands)	120,700	7,209,411

		67,846,241

Financials - 2.3%

CME Group Inc ‘A’	104,000	25,625,600

Health Care - 11.5%

Agilent Technologies Inc *	846,900	26,465,625
Allergan Inc	431,600	35,555,208
Edwards Lifesciences Corp *	169,400	12,074,832
Express Scripts Inc *	786,000	29,137,020
Watson Pharmaceuticals Inc *	375,300	25,614,225

		128,846,910

Industrials - 8.9%

C.H. Robinson Worldwide Inc	342,200	23,430,434
Danaher Corp	544,500	22,836,330
Precision Castparts Corp	177,400	27,578,604
Roper Industries Inc	199,300	13,733,763
Union Pacific Corp	143,200	11,695,144

		99,274,275

Information Technology - 30.5%

Apple Inc *	218,500	83,287,830
Baidu Inc ADR * (Cayman)	190,000	20,312,900
EMC Corp *	1,711,600	35,926,484
Google Inc ‘A’ *	83,100	42,744,978
MercadoLibre Inc	198,500	10,669,375
Oracle Corp	934,800	26,866,152
QUALCOMM Inc	572,200	27,826,086
Riverbed Technology Inc *	1,032,100	20,600,716
salesforce.com inc *	156,200	17,850,536
SINA Corp * (Cayman)	132,800	9,509,808
Teradata Corp *	200,800	10,748,824
Visa Inc ‘A’	413,600	35,453,792

		341,797,481

Materials - 5.0%

Ecolab Inc	232,200	11,352,258
FMC Corp	222,400	15,381,184
Freeport-McMoRan Copper & Gold Inc	269,400	8,203,230
The Sherwin-Williams Co	280,600	20,854,192

		55,790,864

Telecommunication Services - 2.5%

Crown Castle International Corp *	690,900	28,098,903

Total Common Stocks
(Cost $991,694,303)		1,067,208,203

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 1000 Growth Index Fund	100,000	5,262,000

Total Exchange-Traded Fund
(Cost $5,681,720)		5,262,000

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $22,442,772; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $22,893,548)	$22,442,753	22,442,753

Total Short-Term Investment
(Cost $22,442,753)		22,442,753

TOTAL INVESTMENTS - 97.8%
(Cost $1,019,818,776)		1,094,912,956

OTHER ASSETS & LIABILITIES, NET - 2.2%		24,381,509

NET ASSETS - 100.0%		$1,119,294,465

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,067,208,203	$1,067,208,203	$-	$-
	Exchange-Traded Fund	5,262,000	5,262,000	-	-
	Short-Term Investment	22,442,753	-	22,442,753	-

	Total	$1,094,912,956	$1,072,470,203	$22,442,753	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 17.1%

DISH Network Corp ‘A’ *	1,922,364	$48,174,442
Johnson Controls Inc	786,843	20,749,050
McDonald’s Corp	353,709	31,062,724
News Corp ‘A’	5,835,568	90,276,237
SES SA FDR (Luxembourg)	2,123,381	51,559,311
Target Corp	600,729	29,459,750
The Home Depot Inc	1,121,021	36,847,960
Time Warner Cable Inc	1,031,483	64,643,040
Time Warner Inc	2,091,970	62,696,341

		435,468,855

Consumer Staples - 12.9%

Altria Group Inc	1,149,722	30,824,047
Anheuser-Busch InBev NV ADR (Belgium)	819,564	43,420,501
CVS Caremark Corp	1,497,057	50,271,174
Kimberly-Clark Corp	815,164	57,884,796
Lorillard Inc	333,972	36,970,700
Philip Morris International Inc	1,310,833	81,769,762
Unilever PLC ADR (United Kingdom)	885,022	27,603,836

		328,744,816

Energy - 12.4%

Apache Corp	275,509	22,106,842
Chevron Corp	277,069	25,634,424
El Paso Corp	3,796,062	66,355,164
Exxon Mobil Corp	905,446	65,762,543
Halliburton Co	904,119	27,593,712
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	566,795	34,869,228
Suncor Energy Inc (NYSE) (Canada)	932,067	23,711,785
Total SA ADR (France)	664,920	29,170,040
Transocean Ltd (Switzerland)	441,023	21,054,438

		316,258,176

Financials - 19.8%

American Express Co	898,599	40,347,095
JPMorgan Chase & Co	2,383,078	71,778,310
Loews Corp	1,029,397	35,565,666
Marsh & McLennan Cos Inc	1,656,772	43,970,729
MetLife Inc	910,005	25,489,240
State Street Corp	938,219	30,173,123
The Bank of New York Mellon Corp	923,951	17,176,249
The Charles Schwab Corp	1,896,305	21,371,357
The Progressive Corp	1,395,126	24,777,438
The Travelers Cos Inc	758,570	36,965,116
U.S. Bancorp	3,110,181	73,213,661
Wells Fargo & Co	3,448,131	83,168,920

		503,996,904

Health Care - 8.1%

Johnson & Johnson	783,926	49,943,925
Merck & Co Inc	1,694,741	55,434,978
Novartis AG ADR (Switzerland)	819,039	45,677,805
Pfizer Inc	1,457,190	25,763,119
WellPoint Inc	473,195	30,890,170

		207,709,997

Industrials - 9.3%

General Electric Co	3,354,649	51,124,851
Honeywell International Inc	1,197,671	52,589,734
Illinois Tool Works Inc	1,025,061	42,642,537
Raytheon Co	933,672	38,159,175
United Technologies Corp	764,381	53,781,847

		238,298,144

Information Technology - 9.2%

Hewlett-Packard Co	1,028,023	23,079,116
International Business Machines Corp	393,144	68,811,994
Microsoft Corp	1,477,776	36,781,845
Motorola Solutions Inc	815,112	34,153,193
TE Connectivity Ltd (Switzerland)	1,053,837	29,654,973
Xerox Corp	5,980,451	41,683,744

		234,164,865

Materials - 2.8%

Air Products & Chemicals Inc	567,365	43,329,665
Crown Holdings Inc *	881,852	26,993,490

		70,323,155

Telecommunication Services - 4.2%

AT&T Inc	1,344,353	38,340,948
CenturyLink Inc	1,137,643	37,678,736
Verizon Communications Inc	828,726	30,497,117

		106,516,801

Utilities - 2.1%

Sempra Energy	1,019,787	52,519,030

Total Common Stocks
(Cost $2,370,395,993)		2,494,000,743

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

The Royal Bank of Scotland Group PLC 0.050% due 10/03/11 (Dated 09/30/11, repurchase price of $34,534,144; collateralized by Federal Home Loan Bank: 0.170% due 07/16/12 and value $35,195,950)	$34,534,000	34,534,000

Total Short-Term Investment
(Cost $34,534,000)		34,534,000

TOTAL INVESTMENTS - 99.3%
(Cost $2,404,929,993)		2,528,534,743

OTHER ASSETS & LIABILITIES, NET - 0.7%		17,750,303

NET ASSETS - 100.0%		$2,546,285,046

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$435,468,855	$383,909,544	$51,559,311	$-
	Consumer Staples	328,744,816	328,744,816	-	-
	Energy	316,258,176	316,258,176	-	-
	Financials	503,996,904	503,996,904	-	-
	Health Care	207,709,997	207,709,997	-	-
	Industrials	238,298,144	238,298,144	-	-
	Information Technology	234,164,865	234,164,865	-	-
	Materials	70,323,155	70,323,155	-	-
	Telecommunication Services	106,516,801	106,516,801	-	-
	Utilities	52,519,030	52,519,030	-	-

		2,494,000,743	2,442,441,432	51,559,311	-
	Short-Term Investment	34,534,000	-	34,534,000	-

	Total	$2,528,534,743	$2,442,441,432	$86,093,311	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 125.9%

Consumer Discretionary - 17.3%

Amazon.com Inc * †	127,090	$27,480,671
AutoZone Inc * †	25,250	8,059,548
Carnival Corp † (Panama)	352,880	10,692,264
CBS Corp ‘B’ †	864,190	17,612,192
Coach Inc †	43,800	2,270,154
Comcast Corp ‘A’ †	654,740	13,684,066
Darden Restaurants Inc †	37,420	1,599,705
DIRECTV ‘A’ * †	16,970	716,983
Discovery Communications Inc ‘A’ * †	62,960	2,368,555
DISH Network Corp ‘A’ * †	68,950	1,727,887
Gannett Co Inc †	165,287	1,575,185
General Motors Co * †	885,430	17,867,978
ITT Educational Services Inc * †	6,650	382,907
Johnson Controls Inc †	828,284	21,841,849
Kohl’s Corp †	85,833	4,214,400
Lennar Corp ‘A’ †	143,080	1,937,303
Lowe’s Cos Inc †	230,450	4,456,903
Macy’s Inc	29,420	774,334
Marriott International Inc ‘A’ †	62,014	1,689,261
Mattel Inc †	43,200	1,118,448
McDonald’s Corp †	55,710	4,892,452
Nike Inc ‘B’ †	78,080	6,676,621
NVR Inc * †	5,752	3,474,093
Staples Inc †	109,450	1,455,685
Target Corp	275,780	13,524,251
The Home Depot Inc †	236,130	7,761,593
The TJX Cos Inc †	23,670	1,312,975
The Walt Disney Co †	88,540	2,670,366
Time Warner Inc †	1,032,917	30,956,523
VF Corp †	37,320	4,535,126
Yum! Brands Inc †	165,881	8,192,863

		227,523,141

Consumer Staples - 12.7%

Archer-Daniels-Midland Co †	95,990	2,381,512
Campbell Soup Co †	303,380	9,820,410
Coca-Cola Enterprises Inc †	48,900	1,216,632
Colgate-Palmolive Co †	167,730	14,874,296
ConAgra Foods Inc †	144,430	3,498,095
CVS Caremark Corp	191,255	6,422,343
Dr Pepper Snapple Group Inc †	145,280	5,633,958
General Mills Inc †	272,770	10,493,462
Kellogg Co †	14,930	794,127
Kraft Foods Inc ‘A’ †	770,060	25,858,615
PepsiCo Inc †	152,290	9,426,751
Philip Morris International Inc †	193,800	12,089,244
Sysco Corp †	74,190	1,921,521
The Coca-Cola Co †	347,689	23,489,869
The Kroger Co †	69,800	1,532,808
The Procter & Gamble Co †	508,477	32,125,577
Wal-Mart Stores Inc †	88,890	4,613,391

		166,192,611

Energy - 12.5%

Anadarko Petroleum Corp	85,190	5,371,230
Apache Corp †	33,564	2,693,175
Baker Hughes Inc †	34,000	1,569,440
Cameron International Corp * †	14,630	607,730
Chevron Corp †	307,140	28,416,593
ConocoPhillips †	280,640	17,770,125
Devon Energy Corp	104,371	5,786,328
EOG Resources Inc †	49,320	3,502,213
Exxon Mobil Corp †	300,837	21,849,791
Marathon Oil Corp †	15,200	328,016
Marathon Petroleum Corp †	185,810	5,028,019
National Oilwell Varco Inc †	41,290	2,114,874
Noble Energy Inc †	6,730	476,484
Occidental Petroleum Corp †	395,531	28,280,466
Pioneer Natural Resources Co †	24,400	1,604,788
Schlumberger Ltd † (Netherlands)	448,272	26,775,287
Southwestern Energy Co * †	177,450	5,914,408
The Williams Cos Inc †	261,070	6,354,444

		164,443,411

Financials - 18.2%

ACE Ltd † (Switzerland)	201,460	12,208,476
Aflac Inc †	96,910	3,387,004
Alexandria Real Estate Equities Inc REIT †	40,380	2,478,928
American Express Co †	96,700	4,341,830
Apartment Investment & Management Co ‘A’ REIT †	56,140	1,241,817
AvalonBay Communities Inc REIT †	39,900	4,550,595
AXIS Capital Holdings Ltd (Bermuda)	106,660	2,766,760
Bank of America Corp †	1,605,214	9,823,910
Berkshire Hathaway Inc ‘B’ * †	118,230	8,399,059
BlackRock Inc †	4,020	595,000
Boston Properties Inc REIT †	9,600	855,360
BRE Properties Inc REIT †	54,440	2,304,990
Camden Property Trust REIT †	75,060	4,147,816
Capital One Financial Corp †	161,890	6,415,701
Citigroup Inc †	552,938	14,166,272
CME Group Inc ‘A’ †	13,200	3,252,480
DCT Industrial Trust Inc REIT †	194,990	856,006
Duke Realty Corp REIT †	27,800	291,900
DuPont Fabros Technology Inc REIT †	134,640	2,651,062
Everest Re Group Ltd † (Bermuda)	78,880	6,261,494
Fifth Third Bancorp †	254,880	2,574,288
Glimcher Realty Trust REIT †	58,800	416,304
HCP Inc REIT †	209,320	7,338,759
Huntington Bancshares Inc †	243,850	1,170,480
IntercontinentalExchange Inc * †	8,530	1,008,758
Invesco Ltd † (Bermuda)	362,990	5,629,975
Kilroy Realty Corp REIT †	39,950	1,250,435
Kimco Realty Corp REIT †	134,020	2,014,321
Mack-Cali Realty Corp REIT †	88,990	2,380,482
MetLife Inc †	483,750	13,549,837
Morgan Stanley †	509,623	6,879,910
NYSE Euronext †	4,570	106,207
PartnerRe Ltd † (Bermuda)	7,630	398,820
Popular Inc * †	267,840	401,760
Post Properties Inc REIT †	50,700	1,761,318
ProLogis Inc REIT	39,080	947,690
Prudential Financial Inc †	333,570	15,631,090
Regency Centers Corp REIT †	27,700	978,641
Regions Financial Corp †	295,530	984,115
RenaissanceRe Holdings Ltd † (Bermuda)	26,041	1,661,416
Senior Housing Properties Trust REIT †	135,900	2,927,286
Simon Property Group Inc REIT †	54,350	5,977,413
SL Green Realty Corp REIT †	30,100	1,750,315
State Street Corp †	129,588	4,167,550
SunTrust Banks Inc	34,090	611,915
SVB Financial Group * †	18,870	698,190
TD Ameritrade Holding Corp †	259,249	3,812,257
The Allstate Corp †	140,120	3,319,443
The Goldman Sachs Group Inc †	119,471	11,295,983
The Hartford Financial Services Group Inc †	141,020	2,276,063
The NASDAQ OMX Group Inc * †	37,250	861,965
U.S. Bancorp †	202,392	4,764,308
UDR Inc REIT †	82,640	1,829,650
Ventas Inc REIT †	70,268	3,471,239
Wells Fargo & Co †	1,130,494	27,267,515
XL Group PLC † (Ireland)	255,580	4,804,904
Zions Bancorp †	98,260	1,382,518

		239,299,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Health Care - 15.9%

Abbott Laboratories †	349,203	$17,858,241
Aetna Inc †	23,690	861,132
Amgen Inc †	27,980	1,537,501
Baxter International Inc	54,630	3,066,928
Becton Dickinson & Co †	102,340	7,503,569
Biogen Idec Inc * †	173,070	16,121,471
C.R. Bard Inc †	1,100	96,294
Cardinal Health Inc †	264,071	11,059,293
Celgene Corp * †	245,983	15,231,267
CIGNA Corp †	5,350	224,379
Covidien PLC † (Ireland)	372,930	16,446,213
Dendreon Corp * †	138,870	1,249,830
Humana Inc †	153,720	11,180,056
Johnson & Johnson †	250,750	15,975,283
McKesson Corp †	101,520	7,380,504
Medco Health Solutions Inc *	25,190	1,181,159
Merck & Co Inc †	1,183,509	38,712,579
Mylan Inc * †	57,380	975,460
Pfizer Inc	1,016,650	17,974,372
St Jude Medical Inc †	202,920	7,343,675
Teva Pharmaceutical Industries Ltd ADR (Israel)	25,800	960,276
Thermo Fisher Scientific Inc * †	20,100	1,017,864
UnitedHealth Group Inc †	304,140	14,026,937
WellPoint Inc †	6,140	400,819

		208,385,102

Industrials - 13.1%

3M Co †	48,580	3,487,558
Cooper Industries PLC † (Ireland)	36,234	1,671,112
CSX Corp †	566,870	10,583,463
Emerson Electric Co †	392,950	16,232,764
Fluor Corp †	224,140	10,433,717
General Electric Co †	787,740	12,005,158
Goodrich Corp †	14,700	1,773,996
Honeywell International Inc †	335,104	14,714,417
Huntington Ingalls Industries Inc * †	43,830	1,066,384
Norfolk Southern Corp †	400,805	24,457,121
PACCAR Inc †	616,984	20,866,399
Republic Services Inc †	32,920	923,735
Rockwell Collins Inc †	2,500	131,900
Textron Inc †	81,610	1,439,600
Tyco International Ltd † (Switzerland)	362,590	14,775,543
Union Pacific Corp †	79,680	6,507,466
United Parcel Service Inc ‘B’ †	14,800	934,620
United Technologies Corp †	419,290	29,501,244

		171,506,197

Information Technology - 21.7%

Accenture PLC ‘A’ † (Ireland)	42,770	2,253,124
Adobe Systems Inc * †	84,000	2,030,280
Altera Corp †	84,590	2,667,123
Analog Devices Inc †	259,209	8,100,281
Apple Inc * †	195,903	74,674,305
Applied Materials Inc †	99,760	1,032,516
Broadcom Corp ‘A’ * †	425,390	14,161,233
Cisco Systems Inc †	1,267,871	19,639,322
Citrix Systems Inc * †	62,690	3,418,486
Cognizant Technology Solutions Corp ‘A’ * †	146,240	9,169,248
Corning Inc †	160,180	1,979,825
EMC Corp * †	117,370	2,463,596
Fidelity National Information Services Inc †	12,900	313,728
Freescale Semiconductor Holdings I Ltd * † (Bermuda)	275,420	3,037,883
Genpact Ltd * † (Bermuda)	146,100	2,102,379
Global Payments Inc †	8,680	350,585
Google Inc ‘A’ * †	15,943	8,200,760
Hewlett-Packard Co †	181,270	4,069,511
International Business Machines Corp †	43,602	7,631,658
Juniper Networks Inc * †	266,290	4,596,165
Lam Research Corp *	242,460	9,208,631
Linear Technology Corp †	107,100	2,961,315
Marvell Technology Group Ltd * † (Bermuda)	129,340	1,879,310
Mastercard Inc ‘A’ †	24,130	7,653,071
Micron Technology Inc * †	97,410	490,946
Microsoft Corp †	1,306,003	32,506,415
Motorola Mobility Holdings Inc *	25,640	968,679
NetApp Inc * †	57,870	1,964,108
Novellus Systems Inc * †	60,910	1,660,407
Oracle Corp †	784,780	22,554,577
QUALCOMM Inc †	268,198	13,042,469
SanDisk Corp * †	106,460	4,295,661
TE Connectivity Ltd (Switzerland)	61,360	1,726,670
Texas Instruments Inc †	67,400	1,796,210
VeriFone Systems Inc * †	66,500	2,328,830
Xilinx Inc †	312,015	8,561,692

		285,490,999

Materials - 5.0%

Air Products & Chemicals Inc †	274,590	20,970,438
Alcoa Inc †	1,123,420	10,751,130
Crown Holdings Inc * †	42,720	1,307,659
E.I. du Pont de Nemours & Co †	448,289	17,918,111
Freeport-McMoRan Copper & Gold Inc †	129,022	3,928,720
Georgia Gulf Corp * †	222,860	3,082,154
Monsanto Co †	62,680	3,763,307
Newmont Mining Corp †	9,550	600,695
The Dow Chemical Co †	150,940	3,390,113
Westlake Chemical Corp †	10,450	358,226

		66,070,553

Telecommunication Services - 3.4%

American Tower Corp ‘A’ * †	70,360	3,785,368
AT&T Inc †	338,424	9,651,853
Crown Castle International Corp * †	21,100	858,137
Sprint Nextel Corp * †	2,565,600	7,799,424
Verizon Communications Inc †	624,744	22,990,579

		45,085,361

Utilities - 6.1%

AGL Resources Inc †	50,820	2,070,407
American Electric Power Co Inc †	152,790	5,809,076
American Water Works Co Inc †	72,590	2,190,766
Calpine Corp * †	212,600	2,993,408
CenterPoint Energy Inc †	122,720	2,407,766
Dominion Resources Inc †	71,340	3,621,932
Exelon Corp †	108,000	4,601,880
NextEra Energy Inc †	276,558	14,939,663
Northeast Utilities †	249,240	8,386,926
NRG Energy Inc * †	62,000	1,315,020
NV Energy Inc †	599,960	8,825,412
Public Service Enterprise Group Inc †	256,190	8,549,060
Sempra Energy †	234,050	12,053,575
Southern Co †	37,500	1,588,875

		79,353,766

Total Common Stocks
(Cost $1,861,242,510)		1,653,350,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.2%

U.S. Treasury Notes - 0.2%

0.625% due 06/30/12 ‡	$2,740,000	$2,749,853

Total U.S. Treasury Obligations
(Cost $2,751,202)		2,749,853

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $34,589,665; collateralized by Federal Home Loan Bank: 0.000% - 0.250% due 03/30/12 - 06/29/12 and value $7,384,143; Freddie Mac: 0.000% due 04/10/12 and value $27,791,098; and U.S. Treasury Notes: 0.625% due 06/30/12 and value $115,575)	34,589,636	34,589,636

Total Short-Term Investment
(Cost $34,589,636)		34,589,636

TOTAL INVESTMENTS - 128.7%
(Cost $1,898,583,348)		1,690,690,210

TOTAL SECURITIES SOLD SHORT - (28.5%)
(See Securities Sold Short)
(Proceeds $429,070,260)		(373,859,542)

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,561,319)

NET ASSETS - 100.0%		$1,313,269,349

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (28.4%)

Consumer Discretionary - (2.4%)

Bed Bath & Beyond Inc	27,500	($1,576,025)
Choice Hotels International Inc	54,570	(1,621,820)
Coach Inc	5,800	(300,614)
Ford Motor Co	398,910	(3,857,460)
Hyatt Hotels Corp ‘A’	1,280	(40,154)
Las Vegas Sands Corp	7,700	(295,218)
McDonald’s Corp	20,820	(1,828,412)
News Corp ‘B’	363,460	(5,666,341)
Omnicom Group Inc	137,220	(5,055,185)
Ralph Lauren Corp	2,300	(298,310)
Royal Caribbean Cruises Ltd (Liberia)	28,100	(608,084)
Scripps Networks Interactive Inc ‘A’	52,120	(1,937,300)
The New York Times Co ‘A’	277,353	(1,611,421)
The Washington Post Co ‘B’	8,100	(2,648,457)
Tiffany & Co	4,800	(291,936)
Toll Brothers Inc	10,302	(148,658)
Tupperware Brands Corp	2,000	(107,480)
Viacom Inc ‘B’	92,386	(3,579,034)

		(31,471,909)

Consumer Staples - (3.2%)

Altria Group Inc	263,000	(7,051,030)
Avon Products Inc	61,200	(1,199,520)
Church & Dwight Co Inc	101,710	(4,495,582)
Costco Wholesale Corp	14,860	(1,220,303)
HJ Heinz Co	39,510	(1,994,465)
Kimberly-Clark Corp	18,700	(1,327,887)
Lorillard Inc	12,400	(1,372,680)
Mead Johnson Nutrition Co	9,210	(633,924)
The Clorox Co	34,320	(2,276,446)
The Estee Lauder Cos Inc ‘A’	36,420	(3,199,133)
The Hershey Co	179,010	(10,604,552)
Wal-Mart Stores Inc	22,160	(1,150,104)
Whole Foods Market Inc	81,070	(5,294,682)

		(41,820,308)

Energy - (2.0%)

Chesapeake Energy Corp	49,500	(1,264,725)
Concho Resources Inc	8,800	(626,032)
Diamond Offshore Drilling Inc	45,130	(2,470,416)
Encana Corp (NYSE) (Canada)	35,910	(689,831)
Halliburton Co	56,400	(1,721,328)
Kinder Morgan Inc	111,060	(2,875,343)
Nabors Industries Ltd (Bermuda)	38,600	(473,236)
Noble Corp (Switzerland)	20,500	(601,675)
Noble Energy Inc	18,000	(1,274,400)
Sunoco Inc	32,810	(1,017,438)
Tenaris SA ADR (Luxembourg)	200,130	(5,093,309)
Tesoro Corp	202,350	(3,939,755)
TransCanada Corp (NYSE) (Canada)	79,350	(3,212,882)
Ultra Petroleum Corp (Canada)	39,170	(1,085,792)

		(26,346,162)

Financials - (6.0%)

American Campus Communities Inc REIT	78,830	(2,933,264)
American International Group Inc	211,130	(4,634,303)
Ameriprise Financial Inc	10,810	(425,482)
Aon Corp	77,880	(3,269,402)
Bank of Hawaii Corp	29,010	(1,055,964)
BioMed Realty Trust Inc REIT	173,880	(2,881,192)
BlackRock Inc	8,740	(1,293,607)
Cullen/Frost Bankers Inc	24,410	(1,119,443)
DDR Corp REIT	202,300	(2,205,070)
Equity Lifestyle Properties Inc REIT	22,590	(1,416,393)
Equity One Inc REIT	151,360	(2,400,570)
Equity Residential REIT	40,820	(2,117,333)
Essex Property Trust Inc REIT	22,990	(2,759,720)
Extra Space Storage Inc REIT	241,500	(4,499,145)
Federal Realty Investment Trust REIT	98,930	(8,152,821)
Federated Investors Inc ‘B’	35,947	(630,151)
Franklin Resources Inc	6,490	(620,704)
Highwoods Properties Inc REIT	55,720	(1,574,647)
Hudson Pacific Properties Inc REIT	39,571	(460,211)
KeyCorp	228,410	(1,354,471)
Lincoln National Corp	43,900	(686,157)
National Retail Properties Inc REIT	80,030	(2,150,406)
Northern Trust Corp	14,400	(503,712)
Principal Financial Group Inc	122,480	(2,776,622)
Realty Income Corp REIT	39,630	(1,277,671)
RenaissanceRe Holdings Ltd (Bermuda)	12,280	(783,464)
T. Rowe Price Group Inc	12,370	(590,915)
Tanger Factory Outlet Centers Inc REIT	54,130	(1,407,921)
Taubman Centers Inc REIT	80,340	(4,041,905)
The Chubb Corp	45,510	(2,730,145)
The Progressive Corp	79,930	(1,419,557)
The Travelers Cos Inc	19,730	(961,443)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Torchmark Corp	80,970	($2,822,614)
UMB Financial Corp	45,470	(1,458,678)
Valley National Bancorp	105,498	(1,117,224)
Washington REIT	109,920	(3,097,546)
WR Berkley Corp	159,660	(4,740,305)

		(78,370,178)

Health Care - (2.8%)

Agilent Technologies Inc	18,010	(562,812)
AmerisourceBergen Corp	137,154	(5,111,730)
Bristol-Myers Squibb Co	141,500	(4,440,270)
DaVita Inc	57,900	(3,628,593)
Eli Lilly & Co	317,610	(11,742,042)
Stryker Corp	88,130	(4,153,567)
Varian Medical Systems Inc	25,000	(1,304,000)
Zimmer Holdings Inc	112,270	(6,006,445)

		(36,949,459)

Industrials - (4.4%)

Caterpillar Inc	24,282	(1,792,983)
Danaher Corp	48,900	(2,050,866)
Deere & Co	36,000	(2,324,520)
Dover Corp	147,420	(6,869,772)
Eaton Corp	17,510	(621,605)
FedEx Corp	21,200	(1,434,816)
Heartland Express Inc	153,112	(2,076,199)
Illinois Tool Works Inc	77,700	(3,232,320)
ITT Corp	13,850	(581,700)
Knight Transportation Inc	144,057	(1,917,399)
Lockheed Martin Corp	176,006	(12,785,076)
Northrop Grumman Corp	57,000	(2,973,120)
Raytheon Co	99,849	(4,080,828)
Rockwell Automation Inc	116,980	(6,550,880)
The Boeing Co	70,170	(4,245,987)
Union Pacific Corp	3,300	(269,511)
United Parcel Service Inc ‘B’	8,000	(505,200)
Werner Enterprises Inc	194,840	(4,058,517)

		(58,371,299)

Information Technology - (3.0%)

Advanced Micro Devices Inc	175,300	(890,524)
Avago Technologies Ltd (Singapore)	12,750	(417,818)
Cypress Semiconductor Corp	168,860	(2,527,834)
Dell Inc	72,500	(1,025,875)
Electronic Arts Inc	136,350	(2,788,358)
Fiserv Inc	5,300	(269,081)
Intel Corp	389,680	(8,311,874)
JDS Uniphase Corp	52,320	(521,630)
Linear Technology Corp	68,780	(1,901,767)
MEMC Electronic Materials Inc	119,500	(626,180)
Microchip Technology Inc	367,570	(11,435,103)
Motorola Solutions Inc	18,110	(758,809)
NVIDIA Corp	23,600	(295,000)
Paychex Inc	1,620	(42,719)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	671,180	(7,671,587)

		(39,484,159)

Materials - (2.4%)

AK Steel Holding Corp	307,467	(2,010,834)
Cliffs Natural Resources Inc	76,080	(3,893,014)
Nucor Corp	176,210	(5,575,284)
OM Group Inc	118,951	(3,089,158)
Praxair Inc	92,950	(8,688,966)
United States Steel Corp	223,990	(4,930,020)
Vale SA ADR (Brazil)	52,730	(1,202,244)
Valspar Corp	60,130	(1,876,657)

		(31,266,177)

Telecommunication Services - (0.1%)

SBA Communications Corp ‘A’	23,420	(807,521)

Utilities - (2.1%)

Aqua America Inc	31,120	(671,258)
Consolidated Edison Inc	104,776	(5,974,328)
Edison International	106,340	(4,067,505)
Entergy Corp	37,010	(2,453,393)
FirstEnergy Corp	35,200	(1,580,832)
National Fuel Gas Co	44,400	(2,161,392)
PG&E Corp	74,500	(3,152,095)
Wisconsin Energy Corp	243,270	(7,611,918)

		(27,672,721)

Total Common Stocks
(Proceeds $427,685,179)		(372,559,893)

EXCHANGE-TRADED FUND - (0.1%)

iShares Dow Jones US Real Estate Index Fund	25,700	(1,299,649)

Total Exchange-Traded Fund
(Proceeds $1,385,081)		(1,299,649)

TOTAL SECURITIES SOLD SHORT - (28.5%)
(Proceeds $429,070,260)		($373,859,542)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of September 30, 2011, the total value of securities out on loan was $372,695,907, and the cash collateral was $392,650,450 (See Note 6 in Supplemental Notes to Schedule of Investments).

(c)	As of September 30, 2011, investments with a total aggregate value of $2,744,835 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (12/11)	432	$25,165,405	($843,805)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,653,350,721	$1,653,350,721	$-	$-
	U.S. Treasury Obligations	2,749,853	-	2,749,853	-
	Short-Term Investment	34,589,636	-	34,589,636	-

	Total Assets	1,690,690,210	1,653,350,721	37,339,489	-

Liabilities	Common Stocks - Short (1)	(372,559,893)	(372,559,893)	-	-
	Exchange-Traded Fund - Short	(1,299,649)	(1,299,649)	-	-
	Derivatives:
	Equity Contracts
	Futures	(843,805)	(843,805)	-	-

	Total Liabilities	(374,703,347)	(374,703,347)	-	-

	Total	$1,315,986,863	$1,278,647,374	$37,339,489	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 10.5%

AutoZone Inc *	41,730	$13,319,799
Ford Motor Co *	3,546,970	34,299,200
Hyatt Hotels Corp ‘A’ *	515,150	16,160,255
McDonald’s Corp	106,890	9,387,080
The Interpublic Group of Cos Inc	414	2,981
The McGraw-Hill Cos Inc	1,020,020	41,820,820
The TJX Cos Inc	337,330	18,711,695

		133,701,830

Consumer Staples - 11.9%

Dr Pepper Snapple Group Inc	849,570	32,946,325
General Mills Inc	481,870	18,537,539
Mead Johnson Nutrition Co	314,910	21,675,255
Philip Morris International Inc	735,320	45,869,262
Sara Lee Corp	670,920	10,969,542
The J.M. Smucker Co	296,790	21,633,023

		151,630,946

Energy - 11.8%

Chevron Corp	650,867	60,218,215
Enterprise Products Partners LP	267,884	10,755,543
Kinder Morgan Inc	385,690	9,985,514
National Oilwell Varco Inc	121,320	6,214,010
Noble Energy Inc	315,740	22,354,392
Occidental Petroleum Corp	564,587	40,367,971
Plains All American Pipeline LP	4,460	262,783

		150,158,428

Financials - 14.8%

Berkshire Hathaway Inc ‘B’ *	95,010	6,749,510
Blackstone Group LP	1,120,200	13,419,996
CIT Group Inc *	1,304,000	39,602,480
Citigroup Inc	1,085,408	27,808,153
CME Group Inc ‘A’	32,880	8,101,632
Discover Financial Services	356,980	8,189,121
JPMorgan Chase & Co	1,107,900	33,369,948
M&T Bank Corp	87,200	6,095,280
Marsh & McLennan Cos Inc	760,550	20,184,997
The Progressive Corp	1,449,830	25,748,981

		189,270,098

Health Care - 13.3%

Abbott Laboratories	752,940	38,505,351
Allergan Inc	145,710	12,003,590
Bristol-Myers Squibb Co	952,950	29,903,571
Celgene Corp *	493,140	30,535,229
Hospira Inc *	202,820	7,504,340
Human Genome Sciences Inc *	168,540	2,138,773
Waters Corp *	225,470	17,020,730
WellPoint Inc	488,810	31,909,517

		169,521,101

Industrials - 8.1%

CSX Corp	1,257,230	23,472,484
The Boeing Co	315,510	19,091,510
Tyco International Ltd (Switzerland)	802,930	32,719,398
United Parcel Service Inc ‘B’	448,480	28,321,512

		103,604,904

Information Technology - 22.4%

Apple Inc *	224,920	85,735,006
Check Point Software Technologies Ltd * (Israel)	243,480	12,846,005
Dell Inc *	455,620	6,447,023
eBay Inc *	1,582,030	46,654,065
Google Inc ‘A’ *	68,520	35,245,318
Marvell Technology Group Ltd * (Bermuda)	1,375,740	19,989,502
Microsoft Corp	1,192,590	29,683,565
MicroStrategy Inc ‘A’ *	28,873	3,293,543
Oracle Corp	240,060	6,899,324
QUALCOMM Inc	627,710	30,525,537
Visa Inc ‘A’	88,860	7,617,079

		284,935,967

Materials - 2.0%

Glencore International PLC (United Kingdom)	379,410	2,348,267
Praxair Inc	251,710	23,529,851

		25,878,118

Telecommunication Services - 2.2%

America Movil SAB de CV ‘L’ ADR (Mexico)	1,281,160	28,288,013

Utilities - 1.9%

The AES Corp *	2,533,790	24,729,790

Total Common Stocks
(Cost $1,222,361,497)		1,261,719,195

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $12,701,707; collateralized by Federal Home Loan Bank: 0.000% due 03/30/12 and value $12,958,518)	$12,701,696	12,701,696

Total Short-Term Investment
(Cost $12,701,696)		12,701,696

TOTAL INVESTMENTS - 99.9%
(Cost $1,235,063,193)		1,274,420,891

OTHER ASSETS & LIABILITIES, NET - 0.1%		841,147

NET ASSETS - 100.0%		$1,275,262,038

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$133,701,830	$133,701,830	$-	$-
	Consumer Staples	151,630,946	151,630,946	-	-
	Energy	150,158,428	150,158,428	-	-
	Financials	189,270,098	189,270,098	-	-
	Health Care	169,521,101	169,521,101	-	-
	Industrials	103,604,904	103,604,904	-	-
	Information Technology	284,935,967	284,935,967	-	-
	Materials	25,878,118	23,529,851	2,348,267	-
	Telecommunication Services	28,288,013	28,288,013	-	-
	Utilities	24,729,790	24,729,790	-	-

		1,261,719,195	1,259,370,928	2,348,267	-
	Short-Term Investment	12,701,696	-	12,701,696	-

	Total	$1,274,420,891	$1,259,370,928	$15,049,963	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Industrials - 0.8%

Better Place LLC ‘B’ 8.000% ◊ * + Δ	3,920,500	$12,418,184

Total Convertible Preferred Stocks
(Cost $11,761,500)		12,418,184

COMMON STOCKS - 95.9%

Consumer Discretionary - 15.6%

ANN Inc *	620,300	14,167,652
AutoZone Inc *	36,000	11,490,840
Big Lots Inc *	596,800	20,786,544
Darden Restaurants Inc	461,900	19,746,225
DeVry Inc	490,300	18,121,488
International Game Technology	2,037,300	29,601,969
Lear Corp	567,600	24,350,040
Mattel Inc	896,080	23,199,511
Newell Rubbermaid Inc	1,088,757	12,923,546
Ross Stores Inc	513,100	40,375,839
The Interpublic Group of Cos Inc	1,497,217	10,779,962
The TJX Cos Inc	262,300	14,549,781

		240,093,397

Consumer Staples - 9.2%

Avon Products Inc	526,100	10,311,560
Campbell Soup Co	855,829	27,703,185
Energizer Holdings Inc *	567,200	37,684,768
Molson Coors Brewing Co ‘B’	873,600	34,603,296
Ralcorp Holdings Inc *	418,220	32,081,656

		142,384,465

Energy - 8.6%

CONSOL Energy Inc	246,900	8,377,317
Energen Corp	499,568	20,427,336
EQT Corp	270,500	14,433,880
Marathon Petroleum Corp	483,100	13,072,686
Noble Energy Inc	223,800	15,845,040
QEP Resources Inc	568,900	15,400,123
Rowan Cos Inc *	826,000	24,936,940
Tidewater Inc	487,100	20,482,555

		132,975,877

Financials - 14.6%

Ameriprise Financial Inc	741,500	29,185,440
City National Corp	320,162	12,089,317
Duke Realty Corp REIT	1,733,300	18,199,650
Fifth Third Bancorp	2,279,300	23,020,930
Invesco Ltd (Bermuda)	1,507,400	23,379,774
Kilroy Realty Corp REIT	488,000	15,274,400
LaSalle Hotel Properties REIT	1,031,900	19,812,480
PartnerRe Ltd (Bermuda)	286,100	14,954,447
Principal Financial Group Inc	570,600	12,935,502
Signature Bank *	257,521	12,291,477
Tanger Factory Outlet Centers Inc REIT	817,800	21,270,978
The Macerich Co REIT	534,000	22,764,420

		225,178,815

Health Care - 10.3%

DENTSPLY International Inc	497,900	15,280,551
HealthSouth Corp *	636,940	9,509,514
Laboratory Corp of America Holdings *	348,200	27,525,210
Medicis Pharmaceutical Corp ‘A’	606,500	22,125,120
Quest Diagnostics Inc	282,900	13,963,944
Warner Chilcott PLC ‘A’ * (Ireland)	1,561,341	22,327,176
Waters Corp *	321,517	24,271,319
Zimmer Holdings Inc *	442,000	23,647,000

		158,649,834

Industrials - 11.4%

Corrections Corp of America *	1,508,142	34,219,742
Dover Corp	671,600	31,296,560
Equifax Inc	1,056,489	32,476,472
Foster Wheeler AG * (Switzerland)	596,100	10,604,619
Rockwell Collins Inc	592,100	31,239,196
The Timken Co	344,500	11,306,490
Thomas & Betts Corp *	602,100	24,029,811

		175,172,890

Information Technology - 16.2%

Amdocs Ltd * (United Kingdom)	1,158,800	31,426,656
BMC Software Inc *	755,200	29,120,512
Ingram Micro Inc ‘A’ *	876,594	14,139,461
Intuit Inc *	523,700	24,844,328
Lexmark International Inc ‘A’ *	680,300	18,388,509
NCR Corp *	1,468,500	24,802,965
Quest Software Inc *	993,900	15,783,132
SanDisk Corp *	505,700	20,404,995
Symantec Corp *	1,596,400	26,021,320
Teradata Corp *	383,500	20,528,755
Xilinx Inc	865,100	23,738,344

		249,198,977

Materials - 5.1%

Ball Corp	579,266	17,968,831
Bemis Co Inc	414,600	12,151,926
Cliffs Natural Resources Inc	204,400	10,459,148
Compass Minerals International Inc	353,891	23,632,841
Eastman Chemical Co	181,300	12,424,489
Stillwater Mining Co *	282,454	2,400,859

		79,038,094

Utilities - 4.9%

CMS Energy Corp	2,163,900	42,823,581
Wisconsin Energy Corp	1,032,800	32,316,312

		75,139,893

Total Common Stocks
(Cost $1,601,820,265)		1,477,832,242

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $44,878,692; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $45,777,100)	$44,878,655	44,878,655

Total Short-Term Investment
(Cost $44,878,655)		44,878,655

TOTAL INVESTMENTS - 99.6%
(Cost $1,658,460,420)		1,535,129,081

OTHER ASSETS & LIABILITIES, NET - 0.4%		6,462,250

NET ASSETS - 100.0%		$1,541,591,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $12,418,184 or 0.8% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of September 30, 2011, 0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Restricted securities as of September 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$11,761,500	$12,418,184	0.8%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$12,418,184	$-	$-	$12,418,184
	Common Stocks (1)	1,477,832,242	1,477,832,242	-	-
	Short-Term Investment	44,878,655	-	44,878,655	-

	Total	$1,535,129,081	$1,477,832,242	$44,878,655	$12,418,184

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Convertible
Preferred Stocks (1)
Value, Beginning of Period	$11,761,500
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	656,684
Transfers In	-
Transfers Out	-

Value, End of Period	$12,418,184

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$656,684

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Industrials - 0.7%

Better Place LLC ‘B’ 8.000% ◊ * + Δ	2,239,546	$7,093,762

Total Convertible Preferred Stocks
(Cost $6,718,638)		7,093,762

COMMON STOCKS - 93.6%

Consumer Discretionary - 14.1%

Chipotle Mexican Grill Inc *	47,565	14,409,817
Ctrip.com International Ltd ADR * (Cayman)	418,547	13,460,472
Dollar Tree Inc *	219,346	16,475,078
Dunkin’ Brands Group Inc *	452,611	12,537,325
Lululemon Athletica Inc *	268,830	13,078,579
Morningstar Inc	253,100	14,284,964
Netflix Inc *	140,815	15,934,625
New Oriental Education & Technology Group ADR * (Cayman)	434,031	9,969,692
The McGraw-Hill Cos Inc	379,453	15,557,573
Weight Watchers International Inc	173,825	10,125,306

		135,833,431

Consumer Staples - 4.5%

Mead Johnson Nutrition Co	374,713	25,791,496
Natura Cosmeticos SA (Brazil)	479,013	8,152,328
Sun Art Retail Group Ltd * (Hong Kong)	9,191,500	9,463,003

		43,406,827

Energy - 3.5%

Range Resources Corp	336,085	19,647,529
Ultra Petroleum Corp * (Canada)	488,892	13,552,086

		33,199,615

Financials - 5.9%

Greenhill & Co Inc	176,167	5,036,615
IntercontinentalExchange Inc *	119,066	14,080,745
Leucadia National Corp	554,964	12,586,583
MSCI Inc ‘A’ *	831,929	25,232,407

		56,936,350

Health Care - 13.0%

athenahealth Inc *	177,737	10,584,238
Gen-Probe Inc *	284,166	16,268,504
IDEXX Laboratories Inc *	210,257	14,501,425
Illumina Inc *	482,462	19,742,345
Intuitive Surgical Inc *	83,136	30,284,782
Ironwood Pharmaceuticals Inc ‘A’ *	561,840	6,067,872
Techne Corp	194,006	13,194,348
Valeant Pharmaceuticals International Inc (NYSE) (Canada)	389,900	14,473,088

		125,116,602

Industrials - 21.1%

C.H. Robinson Worldwide Inc	193,089	13,220,804
Covanta Holding Corp	748,723	11,373,103
Edenred (France)	1,388,904	33,021,298
Expeditors International of Washington Inc	493,280	20,002,504
Fastenal Co	815,758	27,148,426
IHS Inc ‘A’ *	191,237	14,306,440
Intertek Group PLC (United Kingdom)	573,103	16,431,716
Qualicorp SA * (Brazil)	1,849,574	13,771,592
Schindler Holding AG - Participation Certificates (Switzerland)	149,991	16,059,826
Stericycle Inc *	189,075	15,262,134
Verisk Analytics Inc ‘A’ *	671,252	23,339,432

		203,937,275

Information Technology - 24.0%

Akamai Technologies Inc *	545,870	10,851,896
Alibaba.com Ltd (Cayman)	5,166,800	4,774,675
ARM Holdings PLC ADR (United Kingdom)	637,360	16,252,680
Citrix Systems Inc *	128,589	7,011,958
FactSet Research Systems Inc	168,760	15,014,577
First Solar Inc *	187,026	11,821,913
Gartner Inc ‘A’ *	422,174	14,721,207
LinkedIn Corp ‘A’ *	164,750	12,863,680
Motorola Solutions Inc	932,000	39,050,800
NVIDIA Corp *	226,549	2,831,863
Red Hat Inc *	571,308	24,143,476
Renren Inc ADR * (Cayman)	778,442	3,970,054
salesforce.com inc *	171,606	19,611,134
Solera Holdings Inc	444,473	22,445,887
Yandex NV ‘A’ * (Netherlands)	867,263	17,700,838
Youku.com Inc ADR * (Cayman)	510,878	8,357,964

		231,424,602

Materials - 5.3%

Intrepid Potash Inc *	511,683	12,725,556
Lynas Corp Ltd * (Australia)	3,815,754	3,856,198
Martin Marietta Materials Inc	145,817	9,218,551
Molycorp Inc *	427,305	14,045,515
Rockwood Holdings Inc *	337,588	11,373,340

		51,219,160

Telecommunication Services - 1.2%

Millicom International Cellular SA SDR (Luxembourg)	117,814	11,798,835

Utilities - 1.0%

Brookfield Infrastructure Partners LP (Bermuda)	403,030	9,809,750

Total Common Stocks
(Cost $872,209,220)		902,682,447

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $16,674,162; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $17,011,490)	$16,674,148	16,674,148

Total Short-Term Investment
(Cost $16,674,148)		16,674,148

TOTAL INVESTMENTS - 96.0%
(Cost $895,602,006)		926,450,357

OTHER ASSETS & LIABILITIES, NET - 4.0%		38,592,915

NET ASSETS - 100.0%		$965,043,272

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $7,093,762 or 0.7% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of September 30, 2011, 0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Restricted securities as of September 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$6,718,638	$7,093,762	0.7%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$7,093,762	$-	$-	$7,093,762
	Common Stocks
	Consumer Discretionary	135,833,431	135,833,431	-	-
	Consumer Staples	43,406,827	33,943,824	9,463,003	-
	Energy	33,199,615	33,199,615	-	-
	Financials	56,936,350	56,936,350	-	-
	Health Care	125,116,602	125,116,602	-	-
	Industrials	203,937,275	154,484,261	49,453,014	-
	Information Technology	231,424,602	226,649,927	4,774,675	-
	Materials	51,219,160	47,362,962	3,856,198	-
	Telecommunication Services	11,798,835	-	11,798,835	-
	Utilities	9,809,750	9,809,750	-	-

		902,682,447	823,336,722	79,345,725	-
	Short-Term Investment	16,674,148	-	16,674,148	-

	Total	$926,450,357	$823,336,722	$96,019,873	$7,093,762

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Convertible
Preferred
Stocks (1)
Value, Beginning of Period	$6,718,638
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	375,124
Transfers In	-
Transfers Out	-

Value, End of Period	$7,093,762

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$375,124

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 10.3%

Dana Holding Corp *	916,912	$9,627,576
Darden Restaurants Inc	168,273	7,193,671
Gaylord Entertainment Co *	522,000	10,095,480
Genesco Inc *	84,900	4,374,897
Lear Corp	205,000	8,794,500
M.D.C. Holdings Inc	397,400	6,731,956
Macy’s Inc	387,660	10,203,211
PVH Corp	116,800	6,802,432
The Goodyear Tire & Rubber Co *	987,530	9,964,177
The Interpublic Group of Cos Inc	1,360,200	9,793,440
Viacom Inc ‘B’	184,005	7,128,354

		90,709,694

Consumer Staples - 6.6%

Avon Products Inc	332,200	6,511,120
Coca-Cola Enterprises Inc	320,500	7,974,040
H.J. Heinz Co	263,000	13,276,240
Molson Coors Brewing Co ‘B’	238,000	9,427,180
Safeway Inc	564,162	9,382,014
The J.M. Smucker Co	158,096	11,523,618

		58,094,212

Energy - 6.3%

Alpha Natural Resources Inc *	520,400	9,205,876
Denbury Resources Inc *	835,000	9,602,500
EQT Corp	167,484	8,936,946
National Oilwell Varco Inc	218,000	11,165,960
Noble Energy Inc	124,400	8,807,520
Whiting Petroleum Corp *	229,110	8,037,179

		55,755,981

Financials - 28.9%

Aon Corp	262,578	11,023,024
AXIS Capital Holdings Ltd (Bermuda)	571,243	14,818,043
BioMed Realty Trust Inc REIT	794,000	13,156,580
Boston Properties Inc REIT	63,400	5,648,940
Capitol Federal Financial Inc	1,005,400	10,617,024
Comerica Inc	468,500	10,761,445
CubeSmart REIT	1,175,386	10,026,043
Discover Financial Services	509,300	11,683,342
DuPont Fabros Technology Inc REIT	468,000	9,214,920
Forestar Group Inc *	1,103,115	12,034,985
Host Hotels & Resorts Inc REIT	526,100	5,755,534
Invesco Ltd (Bermuda)	674,700	10,464,597
Lincoln National Corp	604,002	9,440,551
Loews Corp	424,363	14,661,742
M&T Bank Corp	109,400	7,647,060
Mack-Cali Realty Corp REIT	382,400	10,229,200
NYSE Euronext	511,699	11,891,885
People’s United Financial Inc	1,047,483	11,941,306
RenaissanceRe Holdings Ltd (Bermuda)	211,100	13,468,180
SunTrust Banks Inc	591,300	10,613,835
Vornado Realty Trust REIT	158,700	11,842,194
Washington Federal Inc	572,937	7,299,217
XL Group PLC (Ireland)	771,420	14,502,696
Zions Bancorp	437,555	6,156,399

		254,898,742

Health Care - 7.9%

AmerisourceBergen Corp	293,900	10,953,653
CIGNA Corp	316,300	13,265,622
Endo Pharmaceuticals Holdings Inc *	174,800	4,892,652
Forest Laboratories Inc *	139,300	4,289,047
Tenet Healthcare Corp *	1,541,000	6,364,330
Thermo Fisher Scientific Inc *	137,330	6,954,391
Universal Health Services Inc ‘B’	193,478	6,578,252
WellPoint Inc	255,358	16,669,770

		69,967,717

Industrials - 10.2%

Corrections Corp of America *	488,980	11,094,956
Dover Corp	95,600	4,454,960
GrafTech International Ltd *	625,400	7,942,580
Hertz Global Holdings Inc *	1,335,734	11,888,033
Parker-Hannifin Corp	203,700	12,859,581
Quanta Services Inc *	443,600	8,335,244
Spirit AeroSystems Holdings Inc ‘A’ *	547,700	8,735,815
Stanley Black & Decker Inc	197,200	9,682,520
Towers Watson & Co ‘A’	152,600	9,122,428
United Continental Holdings Inc *	284,300	5,509,734

		89,625,851

Information Technology - 11.0%

ADTRAN Inc	280,100	7,411,446
Analog Devices Inc	210,300	6,571,875
Broadridge Financial Solutions Inc	624,400	12,575,416
Ingram Micro Inc ‘A’ *	753,100	12,147,503
ON Semiconductor Corp *	1,811,931	12,991,545
Seagate Technology PLC (Ireland)	598,700	6,154,636
Take-Two Interactive Software Inc *	932,613	11,862,838
TE Connectivity Ltd (Switzerland)	452,100	12,722,094
Xerox Corp	1,223,823	8,530,046
Yahoo! Inc *	494,388	6,506,146

		97,473,545

Materials - 6.1%

Agrium Inc (NYSE) (Canada)	97,100	6,472,686
Ashland Inc	307,450	13,570,843
Coeur d’Alene Mines Corp *	161,500	3,462,560
Crown Holdings Inc *	295,900	9,057,499
Cytec Industries Inc	145,300	5,105,842
Freeport-McMoRan Copper & Gold Inc	150,962	4,596,793
Rock-Tenn Co ‘A’	141,100	6,868,748
Walter Energy Inc	75,900	4,554,759

		53,689,730

Telecommunication Services - 1.8%

CenturyLink Inc	491,400	16,275,168

Utilities - 10.0%

American Electric Power Co Inc	369,007	14,029,646
Northeast Utilities	289,469	9,740,632
NRG Energy Inc *	420,975	8,928,880
PG&E Corp	272,600	11,533,706
PPL Corp	620,560	17,710,782
Westar Energy Inc	615,600	16,264,152
Wisconsin Energy Corp	318,624	9,969,745

		88,177,543

Total Common Stocks
(Cost $1,046,203,615)		874,668,183

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $16,586,489; collateralized by Federal Home Loan Bank: 0.000% due 03/30/12 and value $16,921,535)	$16,586,475	$16,586,475

Total Short-Term Investment
(Cost $16,586,475)		16,586,475

TOTAL INVESTMENTS - 101.0%
(Cost $1,062,790,090)		891,254,658

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(8,583,009)

NET ASSETS - 100.0%		$882,671,649

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$874,668,183	$874,668,183	$-	$-
	Short-Term Investment	16,586,475	-	16,586,475	-

	Total	$891,254,658	$874,668,183	$16,586,475	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.6%

Consumer Discretionary - 16.1%

1-800-FLOWERS.COM Inc ‘A’ *	12,298	$28,531
99 Cents Only Stores *	21,239	391,222
AH Belo Corp ‘A’	9,495	39,879
Ambassadors Group Inc	7,086	40,603
America’s Car-Mart Inc *	2,081	60,391
American Axle & Manufacturing Holdings Inc *	26,766	204,225
American Greetings Corp ‘A’	19,436	359,566
Archipelago Learning Inc *	2,862	24,041
Arctic Cat Inc *	6,265	90,780
Asbury Automotive Group Inc *	14,787	243,838
Ascent Capital Group Inc ‘A’ *	7,245	284,873
Audiovox Corp ‘A’ *	9,063	49,756
Autoliv Inc	122,000	5,917,000
Barnes & Noble Inc	14,789	174,954
Beazer Homes USA Inc *	38,079	57,499
bebe Stores Inc	19,802	133,069
Belo Corp ‘A’	33,160	162,152
Benihana Inc ‘A’ *	6,642	57,188
Big 5 Sporting Goods Corp	11,445	69,586
Biglari Holdings Inc *	555	164,496
Black Diamond Inc *	6,615	43,130
Blyth Inc	2,634	146,055
Bob Evans Farms Inc	15,501	442,089
Boyd Gaming Corp *	28,003	137,215
Brown Shoe Co Inc	592,837	4,220,999
Brunswick Corp	334,900	4,701,996
Build-A-Bear Workshop Inc *	8,633	44,028
Cabela’s Inc *	22,148	453,813
Callaway Golf Co	32,703	169,074
Cambium Learning Group Inc *	8,410	25,146
Caribou Coffee Co Inc *	3,589	42,422
Carter’s Inc *	3,383	103,317
Casual Male Retail Group Inc *	21,703	81,603
Cavco Industries Inc *	3,431	118,164
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	18,577	145,086
Charming Shoppes Inc *	58,919	153,189
Cherokee Inc	550	7,067
Christopher & Banks Corp	18,003	63,551
Churchill Downs Inc	4,666	182,114
Cinemark Holdings Inc	4,461	84,224
Citi Trends Inc *	7,582	89,240
Coldwater Creek Inc *	31,885	39,856
Collective Brands Inc *	31,381	406,698
Columbia Sportswear Co	1,955	90,712
Conn’s Inc *	6,872	49,341
Core-Mark Holding Co Inc *	4,934	151,128
Corinthian Colleges Inc *	39,453	61,547
Cost Plus Inc *	3,546	22,340
Cracker Barrel Old Country Store Inc	686	27,495
Crown Media Holdings Inc ‘A’ *	14,776	21,130
CSS Industries Inc	4,139	69,039
Cumulus Media Inc ‘A’ *	15,452	43,884
Dana Holding Corp *	4,507	47,323
Delta Apparel Inc *	3,194	50,305
Denny’s Corp *	14,126	47,040
Domino’s Pizza Inc *	19,542	532,519
Drew Industries Inc	173,631	3,469,147
Eastman Kodak Co *	135,689	105,851
Einstein Noah Restaurant Group Inc	380	4,875
Entercom Communications Corp ‘A’ *	12,096	63,504
Entravision Communications Corp ‘A’ *	10,686	10,900
Ethan Allen Interiors Inc	154,801	2,106,842
Exide Technologies *	29,343	117,372
Fisher Communications Inc *	4,518	100,932
Francesca’s Holdings Corp *	3,382	71,732
Fred’s Inc ‘A’	333,770	3,557,988
Fuel Systems Solutions Inc *	8,468	162,670
Furniture Brands International Inc *	21,746	44,797
GameStop Corp ‘A’ *	369,000	8,523,900
Gaylord Entertainment Co *	18,188	351,756
Genesco Inc *	10,888	561,059
Gentex Corp	405,020	9,740,731
Global Sources Ltd * (Bermuda)	329	2,227
Gordmans Stores Inc *	122	1,460
Gray Television Inc *	25,476	39,743
Group 1 Automotive Inc	276,074	9,814,431
Harte-Hanks Inc	22,633	191,928
Haverty Furniture Cos Inc	9,505	94,955
Helen of Troy Ltd * (Bermuda)	15,790	396,645
hhgregg Inc *	8,636	84,201
Hillenbrand Inc	308,200	5,670,880
Hot Topic Inc	22,689	173,117
Hovnanian Enterprises Inc ‘A’ *	31,996	39,035
Iconix Brand Group Inc *	37,281	589,040
International Speedway Corp ‘A’	15,059	343,948
Isle of Capri Casinos Inc *	10,651	51,551
Jack in the Box Inc *	22,381	445,830
JAKKS Pacific Inc	13,748	260,525
Johnson Outdoors Inc ‘A’ *	2,355	36,220
Journal Communications Inc ‘A’ *	21,805	64,761
K-Swiss Inc ‘A’ *	13,511	57,422
KB Home	39,334	230,497
Kenneth Cole Productions Inc ‘A’ *	2,494	26,761
Kirkland’s Inc *	8,733	80,082
Knology Inc *	1,013	13,149
La-Z-Boy Inc *	728,052	5,394,865
LeapFrog Enterprises Inc *	21,442	72,260
Life Time Fitness Inc *	2,019	74,400
Lifetime Brands Inc	4,792	46,195
LIN TV Corp ‘A’ *	14,209	30,976
Lincoln Educational Services Corp	11,514	93,148
Lithia Motors Inc ‘A’	11,156	160,423
Live Nation Entertainment Inc *	72,069	577,273
Liz Claiborne Inc *	45,651	228,255
Luby’s Inc *	9,520	39,032
M.D.C. Holdings Inc	165,147	2,797,590
M/I Homes Inc *	9,643	57,954
Mac-Gray Corp	5,884	75,962
Marcus Corp	10,304	102,525
Marine Products Corp *	2,675	9,148
MarineMax Inc *	12,035	77,866
Martha Stewart Living Omnimedia Inc ‘A’ *	14,241	44,432
Matthews International Corp ‘A’	9,239	284,192
McCormick & Schmick’s Seafood Restaurants Inc *	6,866	47,513
Meredith Corp	18,700	423,368
Meritage Homes Corp *	14,221	215,306
Modine Manufacturing Co *	23,938	216,878
Monarch Casino & Resort Inc *	4,754	46,494
Morgans Hotel Group Co *	7,408	44,374
Motorcar Parts of America Inc *	6,086	50,088
Movado Group Inc	8,917	108,609
Multimedia Games Holding Co Inc *	13,936	56,301
New York & Co Inc *	13,147	41,939
Nexstar Broadcasting Group Inc ‘A’ *	4,530	29,943
O’Charleys Inc *	9,371	55,664
Office Depot Inc *	141,417	291,319
OfficeMax Inc *	43,839	212,619
Orbitz Worldwide Inc *	10,902	23,657
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	48,618	335,950
Outdoor Channel Holdings Inc *	7,278	41,630
P.F. Chang’s China Bistro Inc	1,009	27,485
Pacific Sunwear of California Inc *	24,428	29,314
Penske Automotive Group Inc	22,842	365,472
Perry Ellis International Inc *	6,251	117,519

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Pier 1 Imports Inc *	362,289	$3,543,186
Pinnacle Entertainment Inc *	29,641	269,140
Quiksilver Inc *	65,895	200,980
Red Lion Hotels Corp *	7,595	50,962
Red Robin Gourmet Burgers Inc *	667	16,068
Regis Corp	591,975	8,340,928
Rent-A-Center Inc	32,519	892,647
RG Barry Corp	3,897	41,308
Ruby Tuesday Inc *	33,112	237,082
Ruth’s Hospitality Group Inc *	15,123	64,878
Saga Communications Inc ‘A’ *	1,829	53,974
Saks Inc *	575,039	5,031,591
Scholastic Corp	13,572	380,423
Scientific Games Corp ‘A’ *	14,022	99,837
Sealy Corp *	25,689	38,020
Select Comfort Corp *	3,749	52,374
Shiloh Industries Inc	2,621	23,510
Shoe Carnival Inc *	4,618	108,985
Shuffle Master Inc *	5,369	45,153
Sinclair Broadcast Group Inc ‘A’	23,686	169,829
Skechers U.S.A. Inc ‘A’ *	19,118	268,226
Skullcandy Inc *	3,148	44,481
Skyline Corp	3,609	34,466
Smith & Wesson Holding Corp *	20,531	51,738
Sonic Automotive Inc ‘A’	20,430	220,440
Spartan Motors Inc	17,225	71,139
Speedway Motorsports Inc	6,015	72,661
Stage Stores Inc	15,975	221,573
Standard Motor Products Inc	10,162	131,801
Standard Pacific Corp *	53,964	133,291
Stein Mart Inc	14,285	89,281
Steinway Musical Instruments Inc *	3,395	73,196
Stewart Enterprises Inc ‘A’	40,148	238,881
Summer Infant Inc *	6,727	44,398
Superior Industries International Inc	11,901	183,870
Syms Corp *	3,139	27,529
Systemax Inc *	5,254	66,831
Teavana Holdings Inc *	2,437	49,569
Texas Roadhouse Inc	2,157	28,516
The Bon-Ton Stores Inc	6,347	31,545
The Cato Corp ‘A’	297,748	6,717,195
The Children’s Place Retail Stores Inc *	13,352	621,269
The EW Scripps Co ‘A’ *	17,221	120,547
The Finish Line Inc ‘A’	18,333	366,477
The Jones Group Inc	44,554	410,342
The McClatchy Co ‘A’ *	29,975	40,166
The Men’s Wearhouse Inc	359,356	9,372,004
The New York Times Co ‘A’ *	69,918	406,224
The Pep Boys-Manny Moe & Jack	26,810	264,615
The Ryland Group Inc	22,698	241,734
The Talbots Inc *	35,377	95,518
The Warnaco Group Inc *	3,558	163,988
The Wet Seal Inc ‘A’ *	46,242	207,164
Thor Industries Inc	477,610	10,579,061
Town Sports International Holdings Inc *	5,981	43,422
Tuesday Morning Corp *	22,352	78,679
Unifi Inc *	7,119	58,162
Universal Electronics Inc *	4,593	75,279
Vail Resorts Inc	3,869	146,209
Value Line Inc	216	2,482
Valuevision Media Inc ‘A’ *	4,198	9,907
West Marine Inc *	7,614	58,628
Westwood One Inc *	2,664	9,670
Weyco Group Inc	3,630	80,949
Winnebago Industries Inc *	392,150	2,713,678
World Wrestling Entertainment Inc ‘A’	1,556	13,864
Zale Corp *	16,586	47,270

		137,006,740

Consumer Staples - 1.9%

Alico Inc	1,177	23,116
Alliance One International Inc *	43,827	106,938
Arden Group Inc ‘A’	241	19,159
B&G Foods Inc	10,399	173,455
Cal-Maine Foods Inc	6,795	213,567
Central European Distribution Corp *	37,016	259,482
Central Garden & Pet Co ‘A’ *	23,978	169,764
Chefs’ Warehouse Holdings LLC *	2,292	26,954
Chiquita Brands International Inc *	23,051	192,245
Craft Brewers Alliance Inc *	3,393	19,035
Dole Food Co Inc *	14,769	147,690
Elizabeth Arden Inc *	2,358	67,062
Farmer Bros. Co	3,377	18,607
Fresh Del Monte Produce Inc (Cayman)	18,697	433,770
Griffin Land & Nurseries Inc	1,254	32,203
Harbinger Group Inc *	4,718	23,920
Heckmann Corp *	23,960	126,748
Imperial Sugar Co	6,320	40,701
Ingles Markets Inc ‘A’	6,189	88,131
Lancaster Colony Corp	132,420	8,078,944
MGP Ingredients Inc	6,179	31,328
Nash Finch Co	6,106	164,435
Nutraceutical International Corp *	4,689	59,925
Oil-Dri Corp of America	1,903	35,358
Omega Protein Corp *	9,056	82,228
Pilgrim’s Pride Corp *	26,298	112,292
Prestige Brands Holdings Inc *	25,712	232,694
Primo Water Corp *	2,492	14,055
Revlon Inc ‘A’ *	5,615	69,177
Rite Aid Corp *	276,872	271,335
Ruddick Corp	11,547	450,218
Sanderson Farms Inc	11,336	538,460
Schiff Nutrition International Inc *	4,521	50,093
Seneca Foods Corp ‘A’ *	4,610	91,278
Smart Balance Inc *	16,043	94,654
Snyder’s-Lance Inc	24,167	503,882
Spartan Stores Inc	11,399	176,457
Spectrum Brands Holdings Inc *	1,810	42,752
Star Scientific Inc *	6,289	14,528
Susser Holdings Corp *	4,037	80,457
The Andersons Inc	9,451	318,121
The Hain Celestial Group Inc *	13,744	419,879
The Pantry Inc *	10,752	130,422
Tootsie Roll Industries Inc	1,119	26,990
TreeHouse Foods Inc *	7,455	461,017
Universal Corp	11,867	425,551
Vector Group Ltd	7,753	133,200
Village Super Market Inc ‘A’	3,163	75,722
Weis Markets Inc	5,656	209,611
Winn-Dixie Stores Inc *	28,370	167,950

		15,745,560

Energy - 10.6%

Alon USA Energy Inc	1,302	7,981
Approach Resources Inc *	3,249	55,201
Atwood Oceanics Inc *	261,400	8,981,704
Bill Barrett Corp *	22,255	806,521
BPZ Resources Inc *	38,991	108,005
Bristow Group Inc	310,850	13,189,365
C&J Energy Services Inc *	2,935	48,251
Cal Dive International Inc *	19,076	36,435
CAMAC Energy Inc *	30,348	18,209
Cloud Peak Energy Inc *	24,641	417,665
Comstock Resources Inc *	24,365	376,683
Crimson Exploration Inc *	10,564	22,713
Crosstex Energy Inc	2,216	29,872
Dawson Geophysical Co *	2,866	67,580
Delek US Holdings Inc	7,323	82,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
DHT Holdings Inc	32,418	$66,133
Endeavour International Corp *	18,764	149,737
Energen Corp	134,110	5,483,758
Energy Partners Ltd *	14,723	162,984
Exterran Holdings Inc *	32,744	318,272
Frontline Ltd (Bermuda)	26,470	128,379
Gastar Exploration Ltd * (Canada)	29,319	87,957
General Maritime Corp	61,113	15,889
GeoResources Inc *	6,174	109,835
Global Industries Ltd *	51,774	410,050
GMX Resources Inc *	20,975	47,613
Green Plains Renewable Energy Inc *	10,583	98,739
Gulf Island Fabrication Inc	6,187	127,947
Gulfmark Offshore Inc ‘A’ *	9,927	360,747
Harvest Natural Resources Inc *	17,256	147,884
Helix Energy Solutions Group Inc *	551,714	7,227,453
Hercules Offshore Inc *	58,452	170,680
Hornbeck Offshore Services Inc *	11,620	289,454
James River Coal Co *	18,049	114,972
Key Energy Services Inc *	6,850	65,006
KiOR Inc ‘A’ *	2,410	49,983
Knightsbridge Tankers Ltd (Bermuda)	11,281	186,701
L&L Energy Inc *	11,794	31,844
Matrix Service Co *	11,226	95,533
Miller Energy Resources Inc *	15,985	42,200
Mitcham Industries Inc *	2,835	31,752
Natural Gas Services Group Inc *	6,132	78,674
Newpark Resources Inc *	42,866	261,054
Nordic American Tankers Ltd (Bermuda)	24,106	339,895
Oil States International Inc *	160,100	8,152,292
Overseas Shipholding Group Inc	229,343	3,151,173
Parker Drilling Co *	59,355	260,568
Patriot Coal Corp *	3,217	27,216
Penn Virginia Corp	23,334	129,970
Petroleum Development Corp *	11,933	231,381
PetroQuest Energy Inc *	21,869	120,279
PHI Inc *	6,505	124,506
Pioneer Drilling Co *	6,784	48,709
REX American Resources Corp *	3,454	58,304
Rex Energy Corp *	2,609	33,004
Rowan Cos Inc *	402,380	12,147,852
Scorpio Tankers Inc *	12,784	67,500
SemGroup Corp ‘A’ *	21,032	419,799
Ship Finance International Ltd (Bermuda)	23,146	300,898
Solazyme Inc *	1,350	12,974
Swift Energy Co *	21,602	525,793
Teekay Corp	195,960	4,430,656
Teekay Tankers Ltd ‘A’	21,538	99,075
Tesco Corp * (Canada)	2,989	34,672
TETRA Technologies Inc *	34,842	268,980
Tidewater Inc	245,200	10,310,660
Triangle Petroleum Corp *	11,587	41,597
Union Drilling Inc *	7,785	36,589
Unit Corp *	189,000	6,977,880
Ur-Energy Inc * (Canada)	9,774	8,797
USEC Inc *	58,834	94,723
Vaalco Energy Inc *	22,845	111,027
Vantage Drilling Co * (Cayman)	87,341	109,176
Venoco Inc *	11,718	103,236
Voyager Oil & Gas Inc *	6,620	13,902
Warren Resources Inc *	30,061	72,146
Western Refining Inc *	1,656	20,634
Westmoreland Coal Co *	3,658	28,386
Willbros Group Inc *	15,811	65,932
World Fuel Services Corp	15,506	506,271

		90,096,397

Financials - 21.1%

1st Source Corp	7,905	164,661
1st United Bancorp Inc *	13,963	68,838
Abington Bancorp Inc	10,307	74,210
Acadia Realty Trust REIT	16,294	304,698
Advance America Cash Advance Centers Inc	24,742	182,101
AG Mortgage Investment Trust Inc	2,669	49,910
Agree Realty Corp REIT	4,940	107,593
Alliance Financial Corp	2,422	67,937
Alterra Capital Holdings Ltd (Bermuda)	46,656	885,064
American Assets Trust Inc REIT	885	15,886
American Campus Communities Inc REIT	19,292	717,855
American Capital Mortgage Investment Corp	3,401	56,797
American Equity Investment Life Holding Co	30,323	265,326
American National Insurance Co	33,500	2,319,875
American Safety Insurance Holdings Ltd * (Bermuda)	5,445	100,188
Ameris Bancorp *	12,180	106,088
AMERISAFE Inc *	9,578	176,331
Ames National Corp	4,364	68,209
AmTrust Financial Services Inc	11,060	246,196
Anworth Mortgage Asset Corp REIT	64,966	441,769
Apollo Commercial Real Estate Finance Inc REIT	10,042	132,253
Apollo Investment Corp	100,223	753,677
Apollo Residential Mortgage Inc *	2,266	37,162
Argo Group International Holdings Ltd (Bermuda)	14,187	402,485
Arlington Asset Investment Corp ‘A’	3,371	81,073
ARMOUR Residential REIT Inc	38,829	264,037
Arrow Financial Corp	5,014	111,562
Arthur J. Gallagher & Co	175,590	4,618,017
Artio Global Investors Inc	1,651	13,142
Ashford Hospitality Trust Inc REIT	26,700	187,434
Aspen Insurance Holdings Ltd (Bermuda)	330,880	7,623,475
Associated Estates Realty Corp REIT	20,058	310,097
Astoria Financial Corp	44,862	344,989
Avatar Holdings Inc *	4,518	36,957
Baldwin & Lyons Inc ‘B’	4,520	96,592
BancFirst Corp	3,588	118,978
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	14,453	220,119
Bancorp Rhode Island Inc	1,889	80,075
BancorpSouth Inc	43,080	378,242
Bank Mutual Corp	23,302	60,818
Bank of Kentucky Financial Corp	3,020	61,185
Bank of Marin Bancorp	2,799	92,479
Bank of the Ozarks Inc	12,508	261,792
BankFinancial Corp	10,721	71,187
Banner Corp	8,581	109,751
Beneficial Mutual Bancorp Inc *	16,846	125,503
Berkshire Hills Bancorp Inc	10,658	196,853
BioMed Realty Trust Inc REIT	67,123	1,112,228
BlackRock Kelso Capital Corp	36,021	262,953
BofI Holding Inc *	4,192	56,424
Boston Private Financial Holdings Inc	39,629	233,019
Bridge Bancorp Inc	2,502	45,787
Bridge Capital Holdings *	4,795	48,238
Brookline Bancorp Inc	30,564	235,648
Bryn Mawr Bank Corp	4,436	73,505
Calamos Asset Management Inc ‘A’	9,933	99,429
California First National Bancorp	1,071	16,397
Camden National Corp	3,992	108,702
Campus Crest Communities Inc REIT	15,578	169,489
Cape Bancorp Inc *	5,803	41,027
Capital Bank Corp *	7,639	15,889
Capital City Bank Group Inc	5,882	61,173
Capital Southwest Corp	1,476	109,224
CapLease Inc REIT	34,773	125,531
Capstead Mortgage Corp REIT	42,924	495,343
Cardinal Financial Corp	14,975	129,084
Cascade Bancorp *	3,216	18,749
Cash America International Inc	9,987	510,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Cathay General Bancorp	40,494	$460,822
CBL & Associates Properties Inc REIT	52,192	592,901
Cedar Shopping Centers Inc REIT	28,142	87,522
Center Bancorp Inc	6,364	61,413
Center Financial Corp *	18,867	88,486
Centerstate Banks Inc	15,512	81,128
Central Pacific Financial Corp *	8,175	84,366
Century Bancorp Inc ‘A’	1,691	39,265
Charter Financial Corp	3,753	35,203
Chatham Lodging Trust REIT	7,228	71,702
Chemical Financial Corp	247,810	3,793,971
Chesapeake Lodging Trust REIT	16,378	197,682
CIFC Corp *	5,988	25,928
Citizens & Northern Corp	6,251	92,890
Citizens Inc *	19,242	123,341
City Holding Co	7,963	214,921
Clifton Savings Bancorp Inc	4,110	37,648
CNB Financial Corp	6,349	81,394
CNO Financial Group Inc *	113,362	613,288
CoBiz Financial Inc	16,805	75,118
Cogdell Spencer Inc REIT	16,228	61,180
Cohen & Steers Inc	1,638	47,092
Colonial Properties Trust REIT	42,704	775,505
Colony Financial Inc REIT	16,641	215,002
Columbia Banking System Inc	20,281	290,424
Community Bank System Inc	18,966	430,339
Community Trust Bancorp Inc	7,269	169,295
Compass Diversified Holdings	20,696	252,077
Consolidated-Tomoka Land Co	2,050	53,833
Coresite Realty Corp REIT	10,075	144,576
Cousins Properties Inc REIT	46,536	272,236
Cowen Group Inc ‘A’ *	34,056	92,292
CreXus Investment Corp REIT	29,191	259,216
CubeSmart REIT	50,976	434,825
CVB Financial Corp	45,946	353,325
CYS Investments Inc REIT	41,841	505,858
DCT Industrial Trust Inc REIT	125,445	550,704
Delphi Financial Group Inc ‘A’	24,810	533,911
DiamondRock Hospitality Co REIT	85,763	599,483
Dime Community Bancshares Inc	16,045	162,536
Donegal Group Inc ‘A’	4,178	50,303
Doral Financial Corp *	64,303	70,090
DuPont Fabros Technology Inc REIT	18,709	368,380
Dynex Capital Inc REIT	19,834	159,862
Eagle Bancorp Inc *	8,640	101,693
EastGroup Properties Inc REIT	7,467	284,791
Edelman Financial Group Inc	10,563	68,237
Education Realty Trust Inc REIT	36,722	315,442
eHealth Inc *	10,961	149,727
EMC Insurance Group Inc	2,550	46,920
Encore Bancshares Inc *	4,407	46,979
Enstar Group Ltd * (Bermuda)	3,518	335,019
Enterprise Bancorp Inc	3,069	37,841
Enterprise Financial Services Corp	6,996	95,076
Entertainment Properties Trust REIT	23,802	927,802
Equity Lifestyle Properties Inc REIT	4,945	310,051
Equity One Inc REIT	27,523	436,515
ESB Financial Corp	6,546	71,744
ESSA Bancorp Inc	5,813	61,095
Excel Trust Inc REIT	15,487	148,985
Extra Space Storage Inc REIT	29,414	547,983
F.N.B. Corp	65,200	558,764
FBL Financial Group Inc ‘A’	6,639	176,730
FBR & Co *	25,228	60,043
Federal Agricultural Mortgage Corp ‘C’	5,103	97,110
FelCor Lodging Trust Inc REIT *	31,407	73,178
Fidus Investment Corp	1,578	19,867
Fifth Street Finance Corp	36,903	343,936
Financial Institutions Inc	7,102	101,275
First American Financial Corp	54,146	693,069
First Bancorp NC	7,692	77,228
First Busey Corp	39,873	173,448
First Commonwealth Financial Corp	54,173	200,440
First Community Bancshares Inc	8,523	86,935
First Connecticut Bancorp Inc *	7,338	83,066
First Defiance Financial Corp *	4,965	66,531
First Financial Bancorp	30,262	417,616
First Financial Bankshares Inc	9,092	237,847
First Financial Corp	5,791	159,310
First Financial Holdings Inc	8,587	34,434
First Industrial Realty Trust Inc REIT *	44,298	354,384
First Interstate Bancsystem Inc	7,954	85,187
First Merchants Corp	13,540	95,457
First Midwest Bancorp Inc	38,247	279,968
First Pactrust Bancorp Inc	5,457	61,828
First Potomac Realty Trust REIT	25,403	316,775
FirstMerit Corp	56,197	638,398
Flagstar Bancorp Inc *	102,037	49,988
Flagstone Reinsurance Holdings SA (Luxembourg)	25,483	197,493
Flushing Financial Corp	16,244	175,435
Forestar Group Inc *	18,003	196,413
Fortegra Financial Corp *	3,209	16,847
Fox Chase Bancorp Inc	7,514	95,278
FPIC Insurance Group Inc *	4,329	181,125
Franklin Financial Corp *	7,046	77,788
Franklin Street Properties Corp REIT	36,215	409,592
FXCM Inc ‘A’	8,938	125,311
Gain Capital Holdings Inc *	3,971	24,978
GAMCO Investors Inc ‘A’	1,316	51,837
German American Bancorp Inc	6,522	105,135
Getty Realty Corp REIT	7,295	105,194
GFI Group Inc	36,143	145,295
Glacier Bancorp Inc	37,003	346,718
Gladstone Capital Corp	10,608	72,771
Gladstone Commercial Corp REIT	2,945	46,178
Gladstone Investment Corp	11,400	77,520
Gleacher & Co Inc *	41,197	49,024
Glimcher Realty Trust REIT	7,218	51,103
Global Indemnity PLC * (Ireland)	6,978	119,184
Golub Capital BDC Inc	5,250	77,962
Government Properties Income Trust REIT	18,080	388,901
Great Southern Bancorp Inc	5,251	88,112
Greenlight Capital Re Ltd ‘A’ * (Cayman)	11,227	232,848
Hallmark Financial Services Inc *	3,689	27,188
Hancock Holding Co	25,881	693,093
Hanmi Financial Corp *	79,534	66,013
Harleysville Group Inc	6,541	385,003
Harris & Harris Group Inc *	16,129	57,258
Hatteras Financial Corp REIT	38,164	960,206
HCC Insurance Holdings Inc	41,700	1,127,985
Healthcare Realty Trust Inc REIT	39,972	673,528
Heartland Financial USA Inc	6,932	98,296
Hercules Technology Growth Capital Inc	22,204	189,178
Heritage Commerce Corp *	10,967	42,223
Heritage Financial Corp	8,105	89,479
Hersha Hospitality Trust REIT	72,442	250,649
Highwoods Properties Inc REIT	9,103	257,251
Hilltop Holdings Inc *	20,828	150,170
Home BancShares Inc	11,621	246,598
Home Federal Bancorp Inc	8,509	66,540
Horace Mann Educators Corp	20,605	235,103
Hudson Pacific Properties Inc REIT	11,047	128,477
Hudson Valley Holding Corp	7,364	128,355
IBERIABANK Corp	15,277	718,936
ICG Group Inc *	17,448	160,696
Imperial Holdings Inc *	1,463	3,511
Independence Holding Co	3,647	26,441
Independent Bank Corp	11,051	240,249
Infinity Property & Casualty Corp	6,473	339,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Inland Real Estate Corp REIT	39,274	$286,700
International Bancshares Corp	27,699	364,242
INTL FCStone Inc *	6,784	140,836
Invesco Mortgage Capital Inc REIT	59,354	838,672
Investment Technology Group Inc *	21,106	206,628
Investors Bancorp Inc *	20,507	259,003
Investors Real Estate Trust REIT	32,737	235,706
iStar Financial Inc REIT *	47,165	274,500
JMP Group Inc	7,950	46,189
Kansas City Life Insurance Co	2,126	65,630
KBW Inc	18,483	254,881
Kearny Financial Corp	7,286	64,408
Kennedy-Wilson Holdings Inc	11,921	126,363
Kilroy Realty Corp REIT	15,228	476,636
Kite Realty Group Trust REIT	28,547	104,482
Knight Capital Group Inc ‘A’ *	51,315	623,990
Kohlberg Capital Corp	9,709	56,798
Lakeland Bancorp Inc	11,171	87,357
Lakeland Financial Corp	8,455	174,680
LaSalle Hotel Properties REIT	43,598	837,082
Lexington Realty Trust REIT	61,354	401,255
LTC Properties Inc REIT	12,708	321,767
Maiden Holdings Ltd (Bermuda)	26,067	192,635
Main Street Capital Corp	10,309	183,088
MainSource Financial Group Inc	10,518	91,717
Marlin Business Services Corp *	4,423	46,884
MB Financial Inc	28,064	413,102
MCG Capital Corp	39,747	157,398
Meadowbrook Insurance Group Inc	27,780	247,520
Medallion Financial Corp	7,403	68,848
Medical Properties Trust Inc REIT	57,168	511,654
Medley Capital Corp	5,712	57,577
Merchants Bancshares Inc	2,513	67,298
Meridian Interstate Bancorp Inc *	4,448	48,528
Metro Bancorp Inc *	7,092	61,346
MF Global Holdings Ltd *	83,439	344,603
MFA Financial Inc REIT	182,413	1,280,539
MGIC Investment Corp *	96,680	180,792
Midsouth Bancorp Inc	3,955	42,516
Mission West Properties Inc REIT	8,787	66,693
Monmouth Real Estate Investment Corp ‘A’ REIT	17,528	138,997
Montpelier Re Holdings Ltd (Bermuda)	480,900	8,502,312
MPG Office Trust Inc REIT *	25,697	54,221
MVC Capital Inc	12,172	127,441
Nara Bancorp Inc *	19,500	118,365
National Bankshares Inc	3,677	88,726
National Financial Partners Corp *	22,709	248,436
National Health Investors Inc REIT	6,961	293,267
National Interstate Corp	3,780	83,084
National Penn Bancshares Inc	63,909	448,002
National Retail Properties Inc REIT	48,700	1,308,569
National Western Life Insurance Co ‘A’	1,101	149,185
NBT Bancorp Inc	17,847	332,311
Nelnet Inc ‘A’	13,197	247,840
New Mountain Finance Corp	3,778	48,018
Newcastle Investment Corp REIT	3,518	14,318
NewStar Financial Inc *	13,831	129,182
NGP Capital Resources Co	11,194	73,209
Nicholas Financial Inc (Canada)	5,005	48,899
Northfield Bancorp Inc	8,783	116,287
NorthStar Realty Finance Corp REIT	48,564	160,261
Northwest Bancshares Inc	54,371	647,559
OceanFirst Financial Corp	7,648	89,252
Ocwen Financial Corp *	38,093	503,209
Old National Bancorp	48,743	454,285
Old Republic International Corp	961,800	8,579,256
Omega Healthcare Investors Inc REIT	2,932	46,707
OmniAmerican Bancorp Inc *	5,916	80,753
One Liberty Properties Inc REIT	5,589	81,935
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	11,526	157,215
Oppenheimer Holdings Inc ‘A’	5,374	86,199
Oriental Financial Group Inc	346,465	3,350,317
Oritani Financial Corp	26,072	335,286
Orrstown Financial Services Inc	3,656	46,980
Pacific Capital Bancorp NA *	2,203	56,221
Pacific Continental Corp	9,469	67,135
PacWest Bancorp	15,576	217,129
Park National Corp	6,709	354,772
Park Sterling Corp *	15,186	51,936
Parkway Properties Inc REIT	11,002	121,132
Pebblebrook Hotel Trust REIT	25,950	406,117
PennantPark Investment Corp	23,481	209,451
Penns Woods Bancorp Inc	1,990	65,172
Pennsylvania REIT	28,249	218,365
PennyMac Mortgage Investment Trust REIT	14,125	224,587
Peoples Bancorp Inc	5,606	61,666
PHH Corp *	28,789	462,927
PICO Holdings Inc *	11,619	238,306
Pinnacle Financial Partners Inc *	17,425	190,629
Piper Jaffray Cos *	8,041	144,175
Platinum Underwriters Holdings Ltd (Bermuda)	19,285	593,014
Post Properties Inc REIT	25,468	884,758
Potlatch Corp REIT	9,577	301,867
Presidential Life Corp	11,195	92,023
Primerica Inc	17,436	375,920
Primus Guaranty Ltd * (Bermuda)	13,087	68,968
PrivateBancorp Inc	30,688	230,774
ProAssurance Corp	15,723	1,132,370
Prospect Capital Corp	55,629	467,840
Prosperity Bancshares Inc	24,187	790,431
Protective Life Corp	684,823	10,703,783
Provident Financial Services Inc	31,162	334,991
Provident New York Bancorp	19,636	114,282
PS Business Parks Inc REIT	7,685	380,715
Radian Group Inc	68,218	149,397
RAIT Financial Trust REIT	19,736	66,905
Ramco-Gershenson Properties Trust REIT	19,789	162,270
Redwood Trust Inc REIT	39,920	445,906
Renasant Corp	12,927	164,561
Republic Bancorp Inc ‘A’	5,340	94,571
Resource Capital Corp REIT	36,519	182,595
Retail Opportunity Investments Corp REIT	21,349	236,547
RLI Corp	96,378	6,127,713
RLJ Lodging Trust REIT	13,944	178,065
Rockville Financial Inc	15,036	142,541
Roma Financial Corp	4,073	33,195
S&T Bancorp Inc	14,548	235,096
S.Y. Bancorp Inc	5,467	101,796
Sabra Healthcare REIT Inc	13,643	130,154
Safeguard Scientifics Inc *	10,661	159,915
Safety Insurance Group Inc	6,655	251,759
Sandy Spring Bancorp Inc	12,328	180,359
SCBT Financial Corp	7,256	179,078
SeaBright Holdings Inc	10,481	75,463
Seacoast Banking Corp of Florida *	38,214	56,175
Selective Insurance Group Inc	28,109	366,822
Sierra Bancorp	6,178	56,529
Simmons First National Corp ‘A’	9,047	196,320
Solar Capital Ltd	18,734	377,115
Solar Senior Capital Ltd	3,979	56,860
Southside Bancshares Inc	8,474	152,617
Southwest Bancorp Inc *	10,359	43,715
Sovran Self Storage Inc REIT	14,183	527,182
STAG Industrial Inc REIT	7,984	81,437
StanCorp Financial Group Inc	227,500	6,272,175
Starwood Property Trust Inc REIT	47,587	816,593
State Auto Financial Corp	6,782	89,183
State Bancorp Inc	7,794	82,383

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
State Bank Financial Corp *	16,255	$205,138
StellarOne Corp	11,858	117,987
Sterling Bancorp	16,068	116,654
Sterling Financial Corp *	13,808	170,943
Stewart Information Services Corp	9,205	81,372
Stifel Financial Corp *	16,586	440,524
Strategic Hotels & Resorts Inc REIT *	66,913	288,395
Suffolk Bancorp	5,341	44,437
Summit Hotel Properties Inc REIT	12,066	85,186
Sun Bancorp Inc *	20,012	53,032
Sun Communities Inc REIT	10,803	380,158
Sunstone Hotel Investors Inc REIT *	60,230	342,709
Susquehanna Bancshares Inc	67,316	368,218
SVB Financial Group *	17,156	634,772
SWS Group Inc	15,304	71,776
Symetra Financial Corp	34,587	281,884
Taylor Capital Group Inc *	4,071	26,136
Terreno Realty Corp REIT	4,265	54,720
Territorial Bancorp Inc	6,041	115,685
Texas Capital Bancshares Inc *	19,189	438,469
The Bancorp Inc *	14,940	106,970
The First Bancorp Inc	4,490	56,529
The First Marblehead Corp *	29,133	29,716
The First of Long Island Corp	3,959	89,711
The Hanover Insurance Group Inc	180,170	6,396,035
The Navigators Group Inc *	6,063	261,922
The Phoenix Cos Inc *	60,395	73,682
The PMI Group Inc *	80,889	16,178
THL Credit Inc	4,553	49,719
TICC Capital Corp	16,394	133,939
Tompkins Financial Corp	4,222	151,063
Tower Bancorp Inc	5,363	112,301
Tower Group Inc	418,482	9,566,498
TowneBank	12,566	142,875
Transatlantic Holdings Inc	81,700	3,964,084
Triangle Capital Corp	11,201	170,479
TriCo Bancshares	7,343	90,099
TrustCo Bank Corp NY	564,304	2,516,796
Trustmark Corp	33,038	599,640
Two Harbors Investment Corp REIT	71,550	631,786
UMB Financial Corp	16,639	533,779
UMH Properties Inc REIT	5,396	49,050
Umpqua Holdings Corp	59,426	522,355
Union First Market Bankshares Corp	10,450	112,024
United Bankshares Inc	20,808	418,033
United Community Banks Inc *	21,491	182,459
United Financial Bancorp Inc	8,354	114,366
United Fire & Casualty Co	11,193	198,004
Universal Health Realty Income Trust REIT	2,772	93,167
Universal Insurance Holdings Inc	10,462	40,279
Univest Corp of Pennsylvania	8,728	116,344
Urstadt Biddle Properties Inc ‘A’ REIT	10,223	163,261
Validus Holdings Ltd (Bermuda)	268,800	6,698,496
ViewPoint Financial Group	17,981	205,882
Virginia Commerce Bancorp Inc *	12,444	73,046
Virtus Investment Partners Inc *	171	9,169
Walter Investment Management Corp	13,112	300,658
Washington Banking Co	8,049	78,317
Washington REIT	25,147	708,642
Washington Trust Bancorp Inc	7,566	149,655
Webster Financial Corp	37,067	567,125
WesBanco Inc	11,928	206,474
West Bancorp Inc	8,015	67,967
West Coast Bancorp *	9,893	138,502
Westamerica Bancorp	8,256	316,370
Western Alliance Bancorp *	35,689	195,576
Westfield Financial Inc	10,738	70,763
Whitestone REIT ‘B’	3,539	39,424
Wilshire Bancorp Inc *	32,354	88,650
Winthrop Realty Trust REIT	14,524	126,214
Wintrust Financial Corp	17,891	461,767
WSFS Financial Corp	3,303	104,276

		179,401,641

Health Care - 4.8%

Accuray Inc *	4,298	17,278
Affymax Inc *	9,487	42,502
Affymetrix Inc *	36,282	177,782
Albany Molecular Research Inc *	11,157	31,463
Allos Therapeutics Inc *	8,275	15,226
Almost Family Inc *	4,257	70,794
Alphatec Holdings Inc *	28,044	59,173
AMAG Pharmaceuticals Inc *	9,591	141,563
Amedisys Inc *	15,030	222,745
American Dental Partners Inc *	7,600	73,416
AMN Healthcare Services Inc *	11,176	44,816
AmSurg Corp *	15,878	357,255
Anacor Pharmaceuticals Inc *	577	3,289
Analogic Corp	1,631	74,064
AngioDynamics Inc *	12,649	166,208
Arena Pharmaceuticals Inc *	68,221	98,920
Array BioPharma Inc *	16,886	33,096
Assisted Living Concepts Inc ‘A’	9,916	125,636
Astex Pharmaceuticals Inc *	27,120	52,070
AVANIR Pharmaceuticals Inc ‘A’ *	6,663	19,056
BG Medicine Inc *	443	1,573
Biolase Technology Inc *	12,352	37,056
BioMimetic Therapeutics Inc *	6,004	19,813
BioScrip Inc *	5,070	32,245
Cambrex Corp *	15,263	76,925
Cantel Medical Corp	6,668	140,828
Capital Senior Living Corp *	9,608	59,281
CardioNet Inc *	9,323	27,969
Cell Therapeutics Inc *	13,901	14,735
Celldex Therapeutics Inc *	19,746	45,120
Centene Corp *	9,553	273,884
Cerus Corp *	3,709	7,863
Chindex International Inc *	3,346	29,478
Columbia Laboratories Inc *	7,024	13,697
CONMED Corp *	14,458	332,678
Continucare Corp *	3,359	21,430
Cornerstone Therapeutics Inc *	3,904	24,986
Cross Country Healthcare Inc *	14,417	60,263
CryoLife Inc *	13,010	58,415
Curis Inc *	11,598	36,650
Cynosure Inc ‘A’ *	4,963	50,077
Cytori Therapeutics Inc *	6,785	20,016
DURECT Corp *	3,484	5,609
Dyax Corp *	9,220	11,617
DynaVox Inc ‘A’ *	1,205	4,338
Enzo Biochem Inc *	18,130	46,594
Enzon Pharmaceuticals Inc *	17,645	124,221
Epocrates Inc *	245	2,207
eResearchTechnology Inc *	12,335	55,014
Exact Sciences Corp *	8,328	55,215
Exactech Inc *	1,185	16,685
Five Star Quality Care Inc *	21,684	54,210
Furiex Pharmaceuticals Inc *	5,026	71,520
Gentiva Health Services Inc *	15,425	85,146
Geron Corp *	52,094	110,439
Greatbatch Inc *	11,825	236,618
Hanger Orthopedic Group Inc *	8,065	152,348
Harvard Bioscience Inc *	10,944	46,184
HealthSouth Corp *	48,510	724,254
HealthSpring Inc *	15,853	578,000
Healthways Inc *	17,267	169,735
Hi-Tech Pharmacal Co Inc *	3,594	120,758
Hill-Rom Holdings Inc	3,600	108,072
Horizon Pharma Inc *	402	2,810
ICU Medical Inc *	4,660	171,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Idenix Pharmaceuticals Inc *	20,571	$102,649
ImmunoGen Inc *	10,975	120,286
Impax Laboratories Inc *	2,985	53,461
Inhibitex Inc *	8,982	22,096
Insmed Inc *	12,754	65,045
InterMune Inc *	14,724	297,425
Invacare Corp	13,794	317,814
IRIS International Inc *	2,604	23,358
Kindred Healthcare Inc *	26,439	227,904
KV Pharmaceutical Co ‘A’ *	9,065	12,238
Lannett Co Inc *	5,729	21,942
Lexicon Pharmaceuticals Inc *	55,633	51,177
LHC Group Inc *	7,617	129,946
Magellan Health Services Inc *	16,390	791,637
Maxygen Inc	15,401	84,243
MedAssets Inc *	4,504	43,283
Medical Action Industries Inc *	4,777	24,124
Medicis Pharmaceutical Corp ‘A’	5,551	202,500
Metabolix Inc *	5,113	22,395
Micromet Inc *	23,129	111,019
Molina Healthcare Inc *	5,786	89,336
National Healthcare Corp	5,192	167,702
Natus Medical Inc *	7,204	68,510
Nektar Therapeutics *	21,413	103,853
Neostem Inc *	2,838	1,845
Neurocrine Biosciences Inc *	7,280	43,534
Novavax Inc *	15,766	25,383
Nymox Pharmaceutical Corp * (Canada)	1,606	13,137
Omnicell Inc *	8,669	119,459
Oncothyreon Inc *	6,148	36,765
Owens & Minor Inc	6,033	171,820
Pacific Biosciences of California Inc *	13,189	42,337
Palomar Medical Technologies Inc *	9,912	78,106
Par Pharmaceutical Cos Inc *	5,630	149,871
PAREXEL International Corp *	2,918	55,238
PDL BioPharma Inc	12,973	72,000
Pharmaceutical Product Development Inc	361,900	9,286,354
PharMerica Corp *	14,884	212,395
Progenics Pharmaceuticals Inc *	3,851	22,105
Rigel Pharmaceuticals Inc *	8,382	61,691
RTI Biologics Inc *	25,837	85,004
Savient Pharmaceuticals Inc *	10,788	44,231
Select Medical Holdings Corp *	17,988	119,980
Sequenom Inc *	15,104	76,879
Skilled Healthcare Group Inc ‘A’ *	9,351	33,757
Solta Medical Inc *	31,392	39,240
Staar Surgical Co *	2,362	18,424
STERIS Corp	218,200	6,386,714
Sun Healthcare Group Inc *	12,851	34,698
Sunesis Pharmaceuticals Inc *	1,486	1,828
Sunrise Senior Living Inc *	7,536	34,892
SurModics Inc *	7,961	72,445
Symmetry Medical Inc *	13,824	106,721
Teleflex Inc	148,900	8,006,353
The Medicines Co *	11,912	177,250
The Providence Service Corp *	5,269	56,115
Theravance Inc *	5,833	117,477
Transcept Pharmaceuticals Inc *	571	3,780
Triple-S Management Corp ‘B’ *	9,918	166,126
Universal American Corp	16,396	164,944
Uroplasty Inc *	1,248	6,053
Vanda Pharmaceuticals Inc *	828	4,099
Vanguard Health Systems Inc *	10,051	102,118
Vical Inc *	4,191	10,394
ViroPharma Inc *	35,924	649,147
West Pharmaceutical Services Inc	107,057	3,971,815
Wright Medical Group Inc *	19,844	354,811
XenoPort Inc *	3,404	20,084
Young Innovations Inc	1,810	51,585
Zalicus Inc *	15,236	14,940

		40,642,303

Industrials - 28.6%

A.O. Smith Corp	93,780	3,003,773
A123 Systems Inc *	36,848	126,757
AAR Corp	322,069	5,368,890
ABM Industries Inc	475,109	9,055,578
ACCO Brands Corp *	27,967	133,403
Accuride Corp *	18,407	94,244
Aceto Corp	13,191	69,780
Actuant Corp ‘A’	29,428	581,203
Air Transport Services Group Inc *	27,810	120,417
Aircastle Ltd (Bermuda)	26,763	254,784
Alamo Group Inc	3,249	67,547
Alaska Air Group Inc *	17,291	973,310
Albany International Corp ‘A’	11,338	206,918
AMERCO *	4,465	278,839
American Railcar Industries Inc *	5,035	77,438
American Reprographics Co *	16,490	55,406
American Superconductor Corp *	22,855	89,820
American Woodmark Corp	37,015	448,252
Ameron International Corp	4,650	394,971
Ampco-Pittsburgh Corp	3,860	78,937
APAC Customer Services Inc *	2,535	21,598
Apogee Enterprises Inc	305,326	2,622,750
Applied Industrial Technologies Inc	174,580	4,741,593
Argan Inc *	3,186	32,433
Arkansas Best Corp	12,909	208,480
Astec Industries Inc *	203,246	5,951,043
AT Cross Co ‘A’ *	268	3,023
Atlas Air Worldwide Holdings Inc *	13,441	447,451
Badger Meter Inc	1,334	38,593
Baltic Trading Ltd	8,525	39,641
Barnes Group Inc	27,750	534,187
Barrett Business Services Inc	3,839	53,516
Belden Inc	3,533	91,116
Brady Corp ‘A’	314,920	8,323,336
Briggs & Stratton Corp	360,061	4,864,424
Broadwind Energy Inc *	53,909	17,256
Builders FirstSource Inc *	23,467	29,803
CAI International Inc *	342	4,008
Carlisle Cos Inc	242,410	7,728,031
Cascade Corp	4,437	148,151
Casella Waste Systems Inc ‘A’ *	1,598	8,405
CBIZ Inc *	19,811	130,554
CDI Corp	5,692	60,791
Celadon Group Inc	3,948	35,058
Cenveo Inc *	13,220	39,792
Ceradyne Inc *	238,761	6,420,283
CIRCOR International Inc	130,407	3,830,054
CLARCOR Inc	1,375	56,898
Columbus McKinnon Corp *	2,093	22,939
Comfort Systems USA Inc	19,248	160,143
Compx International Inc	239	3,035
Courier Corp	5,271	34,472
Covenant Transportation Group Inc ‘A’ *	3,970	14,491
CRA International Inc *	4,503	90,105
Cubic Corp	4,488	175,346
Curtiss-Wright Corp	23,773	685,376
Douglas Dynamics Inc	4,245	54,251
Ducommun Inc	5,225	78,270
Dycom Industries Inc *	15,065	230,494
Eagle Bulk Shipping Inc *	32,331	50,760
EMCOR Group Inc *	238,115	4,840,878
Encore Wire Corp	9,412	193,699
Ener1 Inc *	38,158	5,228
Energy Recovery Inc *	23,811	71,671
EnergySolutions Inc *	31,736	112,028

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

EnerNOC Inc *	8,175	$73,575
EnerSys *	18,217	364,704
Ennis Inc	13,206	172,470
EnPro Industries Inc *	193,188	5,733,820
ESCO Technologies Inc	10,068	256,734
Essex Rental Corp *	7,465	18,364
Esterline Technologies Corp *	15,554	806,319
Excel Maritime Carriers Ltd * (Liberia)	23,730	49,358
Federal Signal Corp	28,995	128,158
Flow International Corp *	2,890	6,387
Force Protection Inc *	22,192	85,439
Franklin Covey Co *	6,865	52,174
Franklin Electric Co Inc	121,110	4,393,871
FreightCar America Inc *	6,010	86,604
FTI Consulting Inc *	21,456	789,795
Fuel Tech Inc *	619	3,603
G&K Services Inc ‘A’	9,488	242,324
Gardner Denver Inc	135,300	8,598,315
Genco Shipping & Trading Ltd *	15,207	118,767
GenCorp Inc *	8,055	36,167
Generac Holdings Inc *	7,943	149,408
General Cable Corp *	50,600	1,181,510
Genesee & Wyoming Inc ‘A’ *	154,370	7,181,292
GeoEye Inc *	10,607	300,708
Gibraltar Industries Inc *	622,456	5,054,343
Global Power Equipment Group Inc *	3,975	92,498
GP Strategies Corp *	5,211	52,058
Graco Inc	159,200	5,435,088
Granite Construction Inc	446,715	8,384,841
Great Lakes Dredge & Dock Co	29,839	121,445
Griffon Corp *	24,227	198,177
H&E Equipment Services Inc *	8,008	66,066
Hawaiian Holdings Inc *	26,130	110,007
Heidrick & Struggles International Inc	8,287	136,321
Hexcel Corp *	7,724	171,164
Hill International Inc *	12,969	60,695
Hudson Highland Group Inc *	16,909	57,829
Hurco Cos Inc *	3,295	66,888
Huron Consulting Group Inc *	667	20,764
ICF International Inc *	6,421	120,779
Insituform Technologies Inc ‘A’ *	20,323	235,340
Insperity Inc	269,730	6,001,492
Insteel Industries Inc	8,436	84,951
Interline Brands Inc *	15,464	199,022
International Shipholding Corp	2,668	49,331
JetBlue Airways Corp *	125,717	515,440
John Bean Technologies Corp	1,078	15,372
Kadant Inc *	4,650	82,584
Kaman Corp	5,954	165,819
Kaydon Corp	140,793	4,037,943
Kelly Services Inc ‘A’	13,465	153,501
Kennametal Inc	256,220	8,388,643
Kforce Inc *	1,983	19,453
Kimball International Inc ‘B’	15,912	77,332
Korn/Ferry International *	22,573	275,165
Kratos Defense & Security Solutions Inc *	16,682	112,103
Lawson Products Inc	1,733	23,430
Layne Christensen Co *	9,954	229,937
LB Foster Co ‘A’	4,903	108,994
Lincoln Electric Holdings Inc	252,080	7,312,841
LMI Aerospace Inc *	2,344	39,989
LSI Industries Inc	9,651	60,126
Lydall Inc *	8,850	78,765
M&F Worldwide Corp *	5,153	126,867
Marten Transport Ltd	6,616	114,060
McGrath RentCorp	7,181	170,836
Meritor Inc *	15,399	108,717
Met-Pro Corp	6,925	59,417
Metalico Inc *	8,633	33,669
Michael Baker Corp *	4,326	82,756
Miller Industries Inc	5,946	103,163
Mine Safety Appliances Co	255,050	6,876,148
Mobile Mini Inc *	13,831	227,382
Moog Inc ‘A’ *	20,976	684,237
Mueller Industries Inc	248,715	9,597,912
Mueller Water Products Inc ‘A’	79,356	196,803
Multi-Color Corp	5,514	124,561
MYR Group Inc *	619	10,919
NACCO Industries Inc ‘A’	2,962	187,791
Navigant Consulting Inc *	26,228	243,134
NCI Building Systems Inc *	10,226	77,309
Nordson Corp	122,000	4,848,280
Northwest Pipe Co *	4,637	94,085
Odyssey Marine Exploration Inc *	27,636	67,985
On Assignment Inc *	16,697	118,048
Orbital Sciences Corp *	17,239	220,659
Orion Marine Group Inc *	14,065	81,155
Pacer International Inc *	16,418	61,568
Patriot Transportation Holding Inc *	3,167	64,005
Pendrell Corp *	29,027	65,311
Pentair Inc	99,000	3,168,990
Pike Electric Corp *	8,457	57,254
Powell Industries Inc *	125,847	3,897,482
PowerSecure International Inc *	8,236	38,956
Preformed Line Products Co	1,126	51,571
Primoris Services Corp	1,697	17,751
Quad/Graphics Inc	11,783	212,919
Quality Distribution Inc *	5,315	47,676
Quanex Building Products Corp	19,364	212,036
RailAmerica Inc *	10,757	140,164
RBC Bearings Inc *	2,366	80,420
Republic Airways Holdings Inc *	25,105	71,047
Resources Connection Inc	23,596	230,769
Roadrunner Transportation Systems Inc *	4,385	60,162
Robbins & Myers Inc	20,136	698,921
RSC Holdings Inc *	34,450	245,628
Rush Enterprises Inc ‘A’ *	16,396	232,167
Saia Inc *	7,956	83,697
Schawk Inc	214,887	2,120,935
School Specialty Inc *	7,969	56,819
Seaboard Corp	160	288,318
SeaCube Container Leasing Ltd (Bermuda)	5,753	69,784
Simpson Manufacturing Co Inc	294,343	7,337,971
SkyWest Inc	639,108	7,356,133
Spirit Airlines Inc *	8,030	100,375
Standex International Corp	5,168	160,880
Steelcase Inc ‘A’	35,729	225,450
Sterling Construction Co Inc *	8,234	91,974
Swift Transportation Co *	28,547	183,843
SYKES Enterprises Inc *	18,992	283,930
Tecumseh Products Co ‘A’ *	9,460	68,963
Teledyne Technologies Inc *	13,524	660,783
Tetra Tech Inc *	25,359	475,228
The Brink’s Co	3,293	76,760
The Dolan Co *	15,362	138,104
The Geo Group Inc *	33,163	615,505
The Greenbrier Cos Inc *	9,363	109,079
The Keyw Holding Corp *	9,464	67,289
The Timken Co	80,080	2,628,226
Titan Machinery Inc *	5,247	93,921
TMS International Corp ‘A’ *	3,892	28,334
Tredegar Corp	12,171	180,496
Trinity Industries Inc	511,380	10,948,646
Triumph Group Inc	16,968	827,020
TrueBlue Inc *	7,718	87,445
Tutor Perini Corp	16,040	184,300
Ultrapetrol Bahamas Ltd * (Bahamas)	10,771	24,450
UniFirst Corp	7,203	326,224
United Rentals Inc *	22,590	380,416
United Stationers Inc	8,261	225,112

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
UniTek Global Services Inc *	5,394	$26,754
Universal Forest Products Inc	313,532	7,540,445
Universal Truckload Services Inc	2,847	37,011
US Airways Group Inc *	82,688	454,784
US Ecology Inc	622	9,622
USG Corp *	10,445	70,295
Valence Technology Inc *	19,376	20,151
Viad Corp	8,965	152,226
VSE Corp	2,046	52,950
Wabash National Corp *	756,471	3,608,367
Watts Water Technologies Inc ‘A’	209,626	5,586,533
WCA Waste Corp *	7,849	33,280
Werner Enterprises Inc	19,119	398,249
Wesco Aircraft Holdings Inc *	6,694	73,165
Zipcar Inc *	1,177	21,186

		242,734,241

Information Technology - 5.8%

Accelrys Inc *	28,004	169,704
Actuate Corp *	1,447	7,987
Acxiom Corp *	41,600	442,624
Advanced Analogic Technologies Inc *	17,090	74,000
Advanced Energy Industries Inc *	22,128	190,743
Agilysys Inc *	8,895	63,421
Alpha & Omega Semiconductor Ltd * (Bermuda)	7,608	62,462
Amkor Technology Inc *	53,742	234,315
Amtech Systems Inc *	272	2,176
ANADIGICS Inc *	33,851	73,118
Anaren Inc *	6,776	129,760
Anixter International Inc	7,159	339,623
Applied Micro Circuits Corp *	5,115	27,468
ARRIS Group Inc *	63,323	652,227
ATMI Inc *	15,164	239,894
Aviat Networks Inc *	30,439	71,532
Avid Technology Inc *	15,070	116,642
Axcelis Technologies Inc *	54,739	65,687
AXT Inc *	9,447	47,613
Bankrate Inc *	3,160	48,064
Bel Fuse Inc ‘B’	5,235	81,614
Benchmark Electronics Inc *	738,486	9,607,703
BigBand Networks Inc *	22,738	29,105
Black Box Corp	9,137	195,075
Blue Coat Systems Inc *	13,902	192,960
Brightpoint Inc *	19,553	180,083
Brooks Automation Inc	33,603	273,864
Cabot Microelectronics Corp *	9,222	317,145
CACI International Inc ‘A’ *	14,286	713,443
Carbonite Inc *	986	11,871
Checkpoint Systems Inc *	20,432	277,467
CIBER Inc *	32,876	99,614
Cognex Corp	3,866	104,807
Coherent Inc *	3,644	156,546
Cohu Inc	477,206	4,714,795
Communications Systems Inc	3,376	43,888
Computer Task Group Inc *	2,266	25,311
Comtech Telecommunications Corp	13,563	380,985
Convergys Corp *	53,862	505,226
Cray Inc *	18,683	99,207
CSG Systems International Inc *	9,139	115,517
CSR PLC ADR * (United Kingdom)	3,742	49,918
CTS Corp	17,474	142,064
Cymer Inc *	11,681	434,300
Daktronics Inc	14,107	121,038
DDi Corp	4,950	35,838
DealerTrack Holdings Inc *	2,951	46,242
DG FastChannel Inc *	3,333	56,494
Digi International Inc *	10,725	117,975
Digital River Inc *	17,775	368,476
Dot Hill Systems Corp *	22,252	33,601
DSP Group Inc *	11,552	68,157
Dynamics Research Corp *	4,565	40,720
Earthlink Inc	55,999	365,673
Ebix Inc *	4,722	69,413
Electro Rent Corp	5,572	76,949
Electro Scientific Industries Inc *	10,385	123,478
Electronics for Imaging Inc *	22,046	296,960
EMCORE Corp *	45,648	45,192
Emulex Corp *	44,866	287,142
Entegris Inc *	46,534	296,887
EPIQ Systems Inc	14,809	185,557
ePlus Inc *	1,797	44,332
Euronet Worldwide Inc *	26,002	409,271
Exar Corp *	16,221	92,622
Extreme Networks Inc *	34,446	91,282
Fair Isaac Corp	8,467	184,835
FEI Co *	1,541	46,168
FormFactor Inc *	25,734	160,323
FSI International Inc *	20,124	38,034
Gerber Scientific Inc Escrow Shares + Δ	12,750	127
Global Cash Access Holdings Inc *	13,494	34,545
Globecomm Systems Inc *	3,345	45,191
GSI Group Inc * (Canada)	12,998	99,825
GSI Technology Inc *	10,371	51,025
Harmonic Inc *	46,007	195,990
Identive Group Inc *	20,010	39,820
Imation Corp *	15,030	109,869
Immersion Corp *	1,238	7,403
Infinera Corp *	49,829	384,680
InfoSpace Inc *	16,323	136,460
Insight Enterprises Inc *	23,876	361,483
Integrated Device Technology Inc *	27,195	140,054
Integrated Silicon Solution Inc *	13,429	104,880
Intermec Inc *	30,320	197,686
Internap Network Services Corp *	3,687	18,140
Intevac Inc *	11,841	82,769
IXYS Corp *	4,266	46,414
JDA Software Group Inc *	17,606	412,685
Kemet Corp *	21,253	151,959
KIT Digital Inc *	19,586	164,522
Kopin Corp *	20,483	70,257
Kulicke & Soffa Industries Inc *	36,606	273,081
KVH Industries Inc *	7,275	57,545
Lattice Semiconductor Corp *	41,435	217,534
Limelight Networks Inc *	5,373	12,680
Littelfuse Inc	1,410	56,696
Loral Space & Communications Inc *	5,159	258,466
LTX-Credence Corp *	11,911	63,009
ManTech International Corp ‘A’	11,838	371,476
Marchex Inc ‘B’	6,546	55,641
Mentor Graphics Corp *	27,481	264,367
Mercury Computer Systems Inc *	15,332	176,318
Methode Electronics Inc	18,785	139,573
Mindspeed Technologies Inc *	7,963	41,408
MIPS Technologies Inc *	8,117	39,286
MKS Instruments Inc	26,758	580,916
ModusLink Global Solutions Inc	21,611	75,422
MoneyGram International Inc *	4,419	10,296
Monolithic Power Systems Inc *	3,621	36,862
Motricity Inc *	1,174	1,984
Multi-Fineline Electronix Inc *	124,842	2,489,349
Nanometrics Inc *	10,194	147,813
NCI Inc ‘A’ *	2,763	32,963
NeoPhotonics Corp *	2,282	15,700
Ness Technologies Inc *	16,879	129,293
Newport Corp *	12,994	140,465
Novatel Wireless Inc *	14,996	45,288
Oclaro Inc *	26,241	95,517
OmniVision Technologies Inc *	6,252	87,778
Openwave Systems Inc *	31,095	48,508

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Oplink Communications Inc *	6,026	$91,234
Opnext Inc *	22,488	28,110
ORBCOMM Inc *	17,317	44,158
OSI Systems Inc *	2,254	75,554
Park Electrochemical Corp	10,532	225,069
PC Connection Inc *	4,550	36,309
PDF Solutions Inc *	701	2,860
Perficient Inc *	3,746	27,421
Pericom Semiconductor Corp *	11,005	81,547
Photronics Inc *	29,784	148,324
Plantronics Inc	17,921	509,852
Plexus Corp *	1,778	40,218
PLX Technology Inc *	22,951	69,082
Power-One Inc *	2,272	10,224
Progress Software Corp *	13,847	243,015
Quantum Corp *	114,594	207,415
Quest Software Inc *	21,788	345,993
QuinStreet Inc *	12,365	127,978
RadiSys Corp *	10,109	61,867
RealNetworks Inc	10,698	90,184
Renaissance Learning Inc	4,433	74,386
RF Micro Devices Inc *	126,414	801,465
Richardson Electronics Ltd	6,995	95,202
Rimage Corp	4,715	59,645
Rofin-Sinar Technologies Inc *	319,664	6,137,549
Rogers Corp *	5,348	209,267
Rosetta Stone Inc *	5,573	50,993
Rudolph Technologies Inc *	15,939	106,632
S1 Corp *	23,307	213,725
Sanmina-SCI Corp *	40,904	273,239
ScanSource Inc *	11,727	346,650
SeaChange International Inc *	6,978	53,731
Sigma Designs Inc *	16,063	125,934
Silicon Image Inc *	8,751	51,368
Smith Micro Software Inc *	18,828	28,619
Sonus Networks Inc *	99,266	215,407
Spansion Inc ‘A’ *	25,620	313,076
SS&C Technologies Holdings Inc *	12,794	182,826
Standard Microsystems Corp *	11,682	226,631
Stream Global Services Inc *	4,369	9,000
Supertex Inc *	5,563	96,240
support.com Inc *	9,442	18,695
Sycamore Networks Inc	10,086	182,052
Symmetricom Inc *	21,802	94,621
SYNNEX Corp *	12,890	337,718
Tangoe Inc *	1,344	15,201
TechTarget Inc *	2,076	11,854
Tekelec *	31,444	189,922
TeleCommunication Systems Inc ‘A’ *	13,822	47,686
TeleNav Inc *	440	3,903
Tessera Technologies Inc *	26,012	310,583
The Hackett Group Inc *	5,427	20,243
THQ Inc *	34,011	58,839
TTM Technologies Inc *	20,125	191,389
Unisys Corp *	12,823	201,193
United Online Inc	44,990	235,298
Veeco Instruments Inc *	6,273	153,061
ViaSat Inc *	11,642	387,795
Viasystems Group Inc *	1,306	22,973
Vishay Precision Group Inc *	6,114	80,583
Westell Technologies Inc ‘A’ *	27,172	58,692
X-Rite Inc *	13,608	50,758
XO Group Inc *	7,274	59,429
Xyratex Ltd (Bermuda)	15,664	145,205
Zillow Inc *	1,601	43,787
Zygo Corp *	6,713	77,602

		49,472,326

Materials - 5.7%

A. Schulman Inc	277,750	4,718,972
A.M. Castle & Co *	8,619	94,292
American Vanguard Corp	9,430	105,239
Aptargroup Inc	79,000	3,528,930
Arch Chemicals Inc	11,876	557,222
Boise Inc	53,584	277,029
Buckeye Technologies Inc	20,383	491,434
Cabot Corp	227,520	5,637,946
Calgon Carbon Corp *	5,798	84,477
Century Aluminum Co *	26,210	234,317
Chase Corp	3,199	34,389
Chemtura Corp *	18,889	189,457
Clearwater Paper Corp *	11,757	399,503
Coeur d’Alene Mines Corp *	42,706	915,617
Commercial Metals Co	211,000	2,006,610
Eagle Materials Inc	4,366	72,694
Ferro Corp *	44,490	273,613
FutureFuel Corp	6,226	64,750
Georgia Gulf Corp *	17,295	239,190
Golden Minerals Co *	959	7,135
Golden Star Resources Ltd (XASE) * (Canada)	131,695	244,953
Graphic Packaging Holding Co *	10,323	35,614
H.B. Fuller Co	135,993	2,477,792
Handy & Harman Ltd *	2,344	23,651
Haynes International Inc	1,412	61,351
Headwaters Inc *	31,256	45,009
Horsehead Holding Corp *	21,001	155,827
Innospec Inc *	1,287	31,158
Jaguar Mining Inc * (Canada)	43,103	202,584
Kaiser Aluminum Corp	4,680	207,230
KapStone Paper and Packaging Corp *	20,003	277,842
KMG Chemicals Inc	397	4,891
Kraton Performance Polymers Inc *	2,069	33,476
Landec Corp *	13,086	69,618
Louisiana-Pacific Corp *	67,290	343,179
Materion Corp *	9,540	216,367
Minerals Technologies Inc	9,370	461,660
Myers Industries Inc	14,874	150,971
Neenah Paper Inc	3,649	51,743
NL Industries Inc	174	2,180
Olin Corp	16,173	291,276
Olympic Steel Inc	4,541	76,925
OM Group Inc *	15,872	412,196
PH Glatfelter Co	23,424	309,431
PolyOne Corp	13,032	139,573
Quaker Chemical Corp	1,634	42,353
Reliance Steel & Aluminum Co	123,000	4,183,230
Revett Minerals Inc * (Canada)	5,733	22,129
RPM International Inc	525,000	9,817,500
RTI International Metals Inc *	13,340	311,089
Schweitzer-Mauduit International Inc	8,247	460,760
Sensient Technologies Corp	164,327	5,348,844
Spartech Corp *	15,985	51,152
Stepan Co	4,120	276,782
STR Holdings Inc *	15,451	125,308
SunCoke Energy Inc *	3,652	40,172
Texas Industries Inc	11,602	368,247
Thompson Creek Metals Co Inc * (Canada)	77,794	472,210
TPC Group Inc *	2,399	48,172
United States Lime & Minerals Inc *	1,038	41,416
Universal Stainless & Alloy Products Inc *	3,561	90,521
US Energy Corp *	12,502	28,880
Verso Paper Corp *	7,549	12,607
Vista Gold Corp * (Canada)	30,652	102,378
Wausau Paper Corp	25,044	160,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Worthington Industries Inc	11,073	$154,690
Zoltek Cos Inc *	14,015	90,116

		48,507,900

Telecommunication Services - 0.2%

Alaska Communications Systems Group Inc	18,243	119,674
Atlantic Tele-Network Inc	3,643	119,782
Boingo Wireless Inc *	761	5,441
Cincinnati Bell Inc *	72,376	223,642
Consolidated Communications Holdings Inc	2,596	46,858
Fairpoint Communications Inc *	10,466	45,004
Global Crossing Ltd * (Bermuda)	5,762	137,769
Globalstar Inc *	52,945	21,655
IDT Corp ‘B’	598	12,199
inContact Inc *	1,232	4,250
Iridium Communications Inc *	19,517	121,005
Leap Wireless International Inc *	24,580	169,602
Neutral Tandem Inc *	16,179	156,613
PAETEC Holding Corp *	18,724	99,050
Premiere Global Services Inc *	26,540	170,387
SureWest Communications	6,687	70,013
USA Mobility Inc	11,361	149,965
Vonage Holdings Corp *	40,292	104,759

		1,777,668

Utilities - 3.8%

ALLETE Inc	16,276	596,190
American States Water Co	9,562	324,439
Artesian Resources Corp ‘A’	3,149	55,139
Atlantic Power Corp * (Canada)	32,305	458,408
Avista Corp	29,454	702,478
Black Hills Corp	20,112	616,232
Cadiz Inc *	6,163	48,749
California Water Service Group	21,416	379,277
Central Vermont Public Service Corp	6,860	241,541
CH Energy Group Inc	7,905	412,404
Chesapeake Utilities Corp	4,819	193,290
Cleco Corp	31,131	1,062,812
Connecticut Water Service Inc	4,298	107,536
Consolidated Water Co Ltd (Cayman)	7,411	58,399
Dynegy Inc *	51,930	213,952
El Paso Electric Co	21,451	688,363
IDACORP Inc	25,317	956,476
MGE Energy Inc	11,758	478,198
Middlesex Water Co	7,865	134,256
New Jersey Resources Corp	21,210	902,910
Nicor Inc	23,323	1,282,998
Northwest Natural Gas Co	13,618	600,554
NorthWestern Corp	18,559	592,774
NV Energy Inc	510,000	7,502,100
Ormat Technologies Inc	9,172	147,486
Otter Tail Corp	17,269	316,023
Pennichuck Corp	1,051	29,407
Piedmont Natural Gas Co Inc	36,869	1,065,145
PNM Resources Inc	345,245	5,672,375
Portland General Electric Co	38,495	911,946
SJW Corp	7,218	157,136
South Jersey Industries Inc	12,634	628,541
Southwest Gas Corp	23,532	851,152
The Empire District Electric Co	21,265	412,116
The Laclede Group Inc	11,374	440,742
UIL Holdings Corp	25,735	847,454
Unisource Energy Corp	18,746	676,543
Unitil Corp	5,357	137,568
WGL Holdings Inc	26,246	1,025,431
York Water Co	6,429	104,021

		32,032,561

Total Common Stocks
(Cost $997,003,451)		837,417,337

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.7%

U.S. Government Agency Issue - 0.2%

Federal Home Loan Bank
0.001% due 10/03/11	$1,840,000	1,840,000

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $12,510,449; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 - 03/30/12 and value $12,763,615)	12,510,438	12,510,438

Total Short-Term Investments
(Cost $14,350,438)		14,350,438

TOTAL INVESTMENTS - 100.3%
(Cost $1,011,353,889)		851,767,775

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,446,483)

NET ASSETS - 100.0%		$849,321,292

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $127 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of September 30, 2011, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2011, $1,060,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (12/11)	38	$2,659,803	($222,103)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$137,006,740	$137,006,740	$-	$-
	Consumer Staples	15,745,560	15,745,560	-	-
	Energy	90,096,397	90,096,397	-	-
	Financials	179,401,641	179,401,641	-	-
	Health Care	40,642,303	40,642,303	-	-
	Industrials	242,734,241	242,734,241	-	-
	Information Technology	49,472,326	49,472,199	-	127
	Materials	48,507,900	48,507,900	-	-
	Telecommunication Services	1,777,668	1,777,668	-	-
	Utilities	32,032,561	32,032,561	-	-

		837,417,337	837,417,210	-	127
	Short-Term Investments	14,350,438	-	14,350,438	-

	Total Assets	851,767,775	837,417,210	14,350,438	127

Liabilities	Derivatives:
	Equity Contracts
	Futures	(222,103)	(222,103)	-	-

	Total Liabilities	(222,103)	(222,103)	-	-

	Total	$851,545,672	$837,195,107	$14,350,438	$127

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Common
Stocks
Value, Beginning of Period	$-
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	127
Transfers In	-
Transfers Out	-

Value, End of Period	$127

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$127

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

Consumer Discretionary - 16.9%

American Public Education Inc *	106,215	$3,611,310
ANN Inc *	255,220	5,829,225
Brunswick Corp	207,400	2,911,896
Dana Holding Corp *	412,810	4,334,505
DSW Inc ‘A’	105,000	4,848,900
Express Inc	196,300	3,982,927
Interval Leisure Group Inc *	351,490	4,681,847
Life Time Fitness Inc *	83,005	3,058,734
LKQ Corp *	238,250	5,756,120
Shutterfly Inc *	125,000	5,147,500
Six Flags Entertainment Corp	168,600	4,673,592
Sotheby’s	98,445	2,714,129
The Cheesecake Factory Inc *	195,545	4,820,184
The Children’s Place Retail Stores Inc *	78,115	3,634,691
The Warnaco Group Inc *	77,500	3,571,975
Tupperware Brands Corp	77,040	4,140,129
Ulta Salon Cosmetics & Fragrance Inc *	26,500	1,649,095
Vera Bradley Inc *	88,600	3,194,030
Vitamin Shoppe Inc *	139,500	5,222,880
Williams-Sonoma Inc	120,335	3,705,115

		81,488,784

Consumer Staples - 2.9%

The Fresh Market Inc *	89,300	3,407,688
The Hain Celestial Group Inc *	162,925	4,977,359
United Natural Foods Inc *	147,700	5,470,808

		13,855,855

Energy - 6.6%

Berry Petroleum Co ‘A’	61,400	2,172,332
Complete Production Services Inc *	122,100	2,301,585
Dril-Quip Inc *	64,805	3,493,637
Energy XXI Ltd * (Bermuda)	196,900	4,223,505
Key Energy Services Inc *	231,600	2,197,884
Kodiak Oil & Gas Corp * (Canada)	617,900	3,219,259
Northern Oil & Gas Inc *	207,500	4,023,425
Patriot Coal Corp *	250,985	2,123,333
Quicksilver Resources Inc *	328,360	2,488,969
Rosetta Resources Inc *	58,800	2,012,136
Swift Energy Co *	134,700	3,278,598

		31,534,663

Financials - 4.9%

First Cash Financial Services Inc *	84,700	3,553,165
Fortress Investment Group LLC ‘A’ *	983,400	2,960,034
Northwest Bancshares Inc	449,300	5,351,163
Signature Bank *	113,000	5,393,490
Stifel Financial Corp *	92,300	2,451,488
Texas Capital Bancshares Inc *	165,200	3,774,820

		23,484,160

Health Care - 17.1%

Align Technology Inc *	279,900	4,246,083
Alkermes PLC * (Ireland)	96,400	1,471,064
ArthroCare Corp *	82,300	2,367,771
Bruker Corp *	273,289	3,697,600
Catalyst Health Solutions Inc *	92,080	5,312,095
Centene Corp *	56,500	1,619,855
Cepheid Inc *	60,800	2,360,864
Cubist Pharmaceuticals Inc *	139,500	4,927,140
Dendreon Corp *	97,800	880,200
HealthSouth Corp *	233,100	3,480,183
HealthSpring Inc *	141,000	5,140,860
HMS Holdings Corp *	210,600	5,136,534
Incyte Corp Ltd *	164,100	2,292,477
Insulet Corp *	324,825	4,956,830
Ironwood Pharmaceuticals Inc ‘A’ *	87,000	939,600
LifePoint Hospitals Inc *	47,500	1,740,400
Medicis Pharmaceutical Corp ‘A’	125,015	4,560,547
Medidata Solutions Inc *	211,225	3,472,539
Onyx Pharmaceuticals Inc *	57,400	1,722,574
Optimer Pharmaceuticals Inc *	257,360	3,561,863
PAREXEL International Corp *	148,545	2,811,957
Salix Pharmaceuticals Ltd *	58,300	1,725,680
Seattle Genetics Inc *	71,400	1,360,884
Sirona Dental Systems Inc *	76,525	3,245,425
Thoratec Corp *	98,783	3,224,277
ViroPharma Inc *	122,100	2,206,347
Volcano Corp *	129,700	3,843,011

		82,304,660

Industrials - 17.3%

AAR Corp	254,700	4,245,849
Actuant Corp ‘A’	281,505	5,559,724
Barnes Group Inc	277,900	5,349,575
CLARCOR Inc	79,450	3,287,641
Clean Harbors Inc *	120,600	6,186,780
CoStar Group Inc *	77,000	4,001,690
Esterline Technologies Corp *	89,650	4,647,456
Genesee & Wyoming Inc ‘A’ *	116,980	5,441,910
GrafTech International Ltd *	304,455	3,866,578
Hub Group Inc ‘A’ *	153,300	4,333,791
RBC Bearings Inc *	185,245	6,296,478
Tetra Tech Inc *	222,615	4,171,805
The Geo Group Inc *	246,617	4,577,211
Towers Watson & Co ‘A’	62,239	3,720,647
United Rentals Inc *	229,300	3,861,412
US Airways Group Inc *	358,200	1,970,100
Waste Connections Inc	192,757	6,519,042
Woodward Inc	188,310	5,159,694

		83,197,383

Information Technology - 24.1%

ADTRAN Inc	63,800	1,688,148
Ancestry.com Inc *	146,900	3,452,150
Aruba Networks Inc *	129,380	2,705,336
BroadSoft Inc *	103,900	3,153,365
Cadence Design Systems Inc *	672,865	6,217,273
Ciena Corp *	178,600	2,000,320
Cognex Corp	107,900	2,925,169
comScore Inc *	220,500	3,719,835
Concur Technologies Inc *	100,130	3,726,839
Fabrinet * (Cayman)	142,700	2,668,490
Finisar Corp *	164,955	2,893,311
Fortinet Inc *	266,600	4,478,880
Jack Henry & Associates Inc	186,800	5,413,464
LogMeIn Inc *	152,475	5,063,695
Mellanox Technologies Ltd * (Israel)	165,655	5,171,749
Netlogic Microsystems Inc *	127,094	6,114,492
NICE Systems Ltd ADR * (Israel)	214,680	6,515,538
Novellus Systems Inc *	159,470	4,347,152
OpenTable Inc *	76,430	3,516,544
QLIK Technologies Inc *	187,800	4,067,748
RealPage Inc *	209,100	4,276,095
RF Micro Devices Inc *	812,100	5,148,714
SolarWinds Inc *	116,000	2,554,320
Solera Holdings Inc	115,180	5,816,590
Taleo Corp ‘A’ *	177,227	4,558,278
The Ultimate Software Group Inc *	101,200	4,728,064
VistaPrint NV * (Netherlands)	131,670	3,559,040
Wright Express Corp *	143,350	5,453,034

		115,933,633

Materials - 4.0%

AuRico Gold Inc (NYSE) * (Canada)	310,760	2,921,144
Globe Specialty Metals Inc	91,900	1,334,388

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Kraton Performance Polymers Inc *	155,900	$2,522,462
Rockwood Holdings Inc *	105,770	3,563,391
Silgan Holdings Inc	157,510	5,786,918
Solutia Inc *	254,300	3,267,755

		19,396,058

Telecommunication Services - 1.7%

Cogent Communications Group Inc *	172,900	2,325,505
SBA Communications Corp ‘A’ *	175,945	6,066,584

		8,392,089

Utilities - 1.3%

ITC Holdings Corp	81,505	6,310,932

Total Common Stocks
(Cost $449,151,871)		465,898,217

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $17,956,415; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $10,339,828; and Freddie Mac: 0.000% due 03/26/12 and value $7,976,010)	$17,956,400	17,956,400

Total Short-Term Investment
(Cost $17,956,400)		17,956,400

TOTAL INVESTMENTS - 100.5%
(Cost $467,108,271)		483,854,617

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(2,211,186)

NET ASSETS - 100.0%		$481,643,431

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$465,898,217	$465,898,217	$-	$-
	Short-Term Investment	17,956,400	-	17,956,400	-

	Total	$483,854,617	$465,898,217	$17,956,400	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer Discretionary - 0.0%

Krispy Kreme Doughnuts Inc Strike @ $12.21 Exp. 03/02/12 *	1,415	$410

Total Warrants
(Cost $0)		410

COMMON STOCKS - 99.0%

Consumer Discretionary - 12.9%

1-800-FLOWERS.COM Inc ‘A’ *	8,721	20,233
99 Cents Only Stores *	17,590	324,008
Aeropostale Inc *	30,192	326,375
AFC Enterprises Inc *	9,449	111,782
AH Belo Corp ‘A’	7,148	30,022
Ambassadors Group Inc	6,831	39,142
America’s Car-Mart Inc *	2,719	78,905
American Axle & Manufacturing Holdings Inc *	24,573	187,492
American Greetings Corp ‘A’	15,187	280,959
American Public Education Inc *	6,728	228,752
Amerigon Inc *	8,461	107,709
Ameristar Casinos Inc	12,159	195,152
ANN Inc *	19,439	443,987
Arbitron Inc	10,156	335,960
Archipelago Learning Inc *	5,021	42,176
Arctic Cat Inc *	4,439	64,321
Asbury Automotive Group Inc *	10,984	181,126
Ascena Retail Group Inc *	23,383	632,978
Ascent Capital Group Inc ‘A’ *	5,297	208,278
Audiovox Corp ‘A’ *	6,773	37,184
Barnes & Noble Inc	10,928	129,278
Beazer Homes USA Inc *	28,852	43,567
bebe Stores Inc	14,355	96,466
Belo Corp ‘A’	35,074	171,512
Benihana Inc ‘A’ *	5,228	45,013
Big 5 Sporting Goods Corp	8,304	50,488
Biglari Holdings Inc *	459	136,043
BJ’s Restaurants Inc *	8,935	394,123
Black Diamond Inc *	4,498	29,327
Blue Nile Inc *	4,853	171,214
Blyth Inc	1,958	108,571
Bob Evans Farms Inc	11,376	324,443
Body Central Corp *	4,474	81,248
Boyd Gaming Corp *	20,797	101,905
Bravo Brio Restaurant Group Inc *	7,313	121,688
Bridgepoint Education Inc *	6,775	118,156
Brown Shoe Co Inc	11,740	83,589
Brunswick Corp	33,197	466,086
Buffalo Wild Wings Inc *	6,799	406,580
Build-A-Bear Workshop Inc *	5,849	29,830
Cabela’s Inc *	16,226	332,471
Callaway Golf Co	24,211	125,171
Cambium Learning Group Inc *	6,108	18,263
Capella Education Co *	5,928	168,237
Caribou Coffee Co Inc *	4,736	55,980
Carrols Restaurant Group Inc *	4,420	39,338
Carter’s Inc *	18,356	560,592
Casual Male Retail Group Inc *	16,091	60,502
Cavco Industries Inc *	2,597	89,441
CEC Entertainment Inc	7,497	213,440
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	13,770	107,544
Charming Shoppes Inc *	43,834	113,968
Cherokee Inc	3,346	42,996
Christopher & Banks Corp	13,622	48,086
Churchill Downs Inc	4,739	184,963
Cinemark Holdings Inc	34,619	653,607
Citi Trends Inc *	5,643	66,418
Coinstar Inc *	11,691	467,640
Coldwater Creek Inc *	22,770	28,462
Collective Brands Inc *	23,053	298,767
Columbia Sportswear Co	4,544	210,842
Conn’s Inc *	5,326	38,241
Cooper Tire & Rubber Co	23,285	253,574
Core-Mark Holding Co Inc *	4,290	131,403
Corinthian Colleges Inc *	29,387	45,844
Cost Plus Inc *	7,176	45,209
Cracker Barrel Old Country Store Inc	8,627	345,770
Crocs Inc *	31,781	752,256
Crown Media Holdings Inc ‘A’ *	11,125	15,909
CSS Industries Inc	3,072	51,241
Cumulus Media Inc ‘A’ *	9,692	27,525
Dana Holding Corp *	54,402	571,221
Delta Apparel Inc *	2,448	38,556
Denny’s Corp *	36,094	120,193
Destination Maternity Corp	4,081	52,522
DineEquity Inc *	5,838	224,705
Domino’s Pizza Inc *	22,995	626,614
Dorman Products Inc *	4,106	135,826
Drew Industries Inc	7,221	144,276
Eastman Kodak Co *	99,226	77,406
Einstein Noah Restaurant Group Inc	2,062	26,455
Entercom Communications Corp ‘A’ *	9,238	48,499
Entravision Communications Corp ‘A’ *	19,621	20,013
Ethan Allen Interiors Inc	9,147	124,491
Exide Technologies *	29,369	117,476
Express Inc	20,662	419,232
Fisher Communications Inc *	3,337	74,549
Francesca’s Holdings Corp *	2,896	61,424
Fred’s Inc ‘A’	14,770	157,448
Fuel Systems Solutions Inc *	6,306	121,138
Furniture Brands International Inc *	15,860	32,672
G-III Apparel Group Ltd *	6,216	142,098
Gaylord Entertainment Co *	13,399	259,137
Geeknet Inc *	1,610	32,554
Genesco Inc *	8,857	456,401
Global Sources Ltd * (Bermuda)	4,396	29,761
GNC Holdings Inc ‘A’ *	8,643	173,897
Gordmans Stores Inc *	1,985	23,760
Grand Canyon Education Inc *	10,805	174,501
Gray Television Inc *	19,123	29,832
Group 1 Automotive Inc	8,995	319,772
Harte-Hanks Inc	16,706	141,667
Haverty Furniture Cos Inc	7,173	71,658
Helen of Troy Ltd * (Bermuda)	11,594	291,241
hhgregg Inc *	6,794	66,241
Hibbett Sports Inc *	10,281	348,423
Hillenbrand Inc	23,429	431,094
Hot Topic Inc	16,948	129,313
Hovnanian Enterprises Inc ‘A’ *	24,184	29,504
HSN Inc *	14,895	493,471
Iconix Brand Group Inc *	27,234	430,297
interCLICK Inc *	7,637	42,385
International Speedway Corp ‘A’	11,045	252,268
Interval Leisure Group Inc *	15,189	202,317
iRobot Corp *	8,963	225,509
Isle of Capri Casinos Inc *	7,369	35,666
Jack in the Box Inc *	16,940	337,445
JAKKS Pacific Inc	10,206	193,404
Jamba Inc *	25,198	32,505
Johnson Outdoors Inc ‘A’ *	1,823	28,038
Jos. A. Bank Clothiers Inc *	10,314	480,942
Journal Communications Inc ‘A’ *	16,498	48,999
K-Swiss Inc ‘A’ *	10,018	42,576
K12 Inc *	9,757	248,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

KB Home	28,986	$169,858
Kenneth Cole Productions Inc ‘A’ *	2,511	26,943
Kirkland’s Inc *	6,404	58,725
Knology Inc *	10,999	142,767
Krispy Kreme Doughnuts Inc *	21,504	146,657
La-Z-Boy Inc *	19,647	145,584
LeapFrog Enterprises Inc *	15,502	52,242
Libbey Inc *	7,516	79,219
Life Time Fitness Inc *	15,767	581,014
Lifetime Brands Inc	3,559	34,309
LIN TV Corp ‘A’ *	11,551	25,181
Lincoln Educational Services Corp	8,581	69,420
Lions Gate Entertainment Corp * (Canada)	16,437	113,415
Lithia Motors Inc ‘A’	8,319	119,627
Live Nation Entertainment Inc *	52,487	420,421
Liz Claiborne Inc *	35,651	178,255
Luby’s Inc *	7,245	29,704
Lumber Liquidators Holdings Inc *	8,778	132,548
M.D.C. Holdings Inc	14,041	237,855
M/I Homes Inc *	7,140	42,911
Mac-Gray Corp	4,619	59,631
Maidenform Brands Inc *	8,844	207,038
Marcus Corp	4,481	44,586
Marine Products Corp *	4,480	15,322
MarineMax Inc *	8,882	57,467
Martha Stewart Living Omnimedia Inc ‘A’ *	10,337	32,251
Matthews International Corp ‘A’	11,031	339,314
McCormick & Schmick’s Seafood Restaurants Inc *	5,157	35,686
MDC Partners Inc ‘A’ (Canada)	9,449	136,255
Meredith Corp	13,679	309,693
Meritage Homes Corp *	10,576	160,121
Modine Manufacturing Co *	17,563	159,121
Monarch Casino & Resort Inc *	3,501	34,240
Monro Muffler Brake Inc	11,420	376,517
Morgans Hotel Group Co *	8,637	51,736
Motorcar Parts of America Inc *	4,373	35,990
Movado Group Inc	6,643	80,912
Multimedia Games Holding Co Inc *	10,499	42,416
National American University Holdings Inc	3,439	24,623
National CineMedia Inc	20,640	299,486
New York & Co Inc *	10,082	32,162
Nexstar Broadcasting Group Inc ‘A’ *	4,011	26,513
NutriSystem Inc	10,210	123,643
O’Charleys Inc *	6,992	41,532
Office Depot Inc *	104,313	214,885
OfficeMax Inc *	32,438	157,324
Orbitz Worldwide Inc *	7,563	16,412
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	35,643	246,293
Outdoor Channel Holdings Inc *	4,868	27,845
Overstock.com Inc *	4,441	41,168
Oxford Industries Inc	4,854	166,492
P.F. Chang’s China Bistro Inc	8,560	233,174
Pacific Sunwear of California Inc *	17,628	21,154
Papa John’s International Inc *	7,433	225,963
Peet’s Coffee & Tea Inc *	4,829	268,686
Penske Automotive Group Inc	16,754	268,064
Perry Ellis International Inc *	4,883	91,800
PetMed Express Inc	8,250	74,250
Pier 1 Imports Inc *	34,958	341,889
Pinnacle Entertainment Inc *	23,111	209,848
Pool Corp	17,983	470,795
Quiksilver Inc *	49,207	150,081
ReachLocal Inc *	3,758	40,849
Red Lion Hotels Corp *	5,763	38,670
Red Robin Gourmet Burgers Inc *	4,929	118,740
Regis Corp	21,517	303,175
Rent-A-Center Inc	23,699	650,538
Rentrak Corp *	3,695	46,520
RG Barry Corp	3,173	33,634
Ruby Tuesday Inc *	24,620	176,279
Rue21 Inc *	5,665	128,539
Ruth’s Hospitality Group Inc *	13,411	57,533
Saga Communications Inc ‘A’ *	1,278	37,714
Saks Inc *	43,135	377,431
Scholastic Corp	9,940	278,618
Scientific Games Corp ‘A’ *	21,979	156,490
Sealy Corp *	18,758	27,762
Select Comfort Corp *	20,869	291,540
Shiloh Industries Inc	2,067	18,541
Shoe Carnival Inc *	3,459	81,632
Shuffle Master Inc *	20,443	171,926
Shutterfly Inc *	11,109	457,469
Sinclair Broadcast Group Inc ‘A’	19,160	137,377
Six Flags Entertainment Corp	15,611	432,737
Skechers U.S.A. Inc ‘A’ *	14,118	198,076
Skullcandy Inc *	2,352	33,234
Skyline Corp	2,701	25,795
Smith & Wesson Holding Corp *	22,919	57,756
Sonic Automotive Inc ‘A’	15,204	164,051
Sonic Corp *	22,713	160,581
Sotheby’s	25,128	692,779
Spartan Motors Inc	12,671	52,331
Speedway Motorsports Inc	4,497	54,324
Stage Stores Inc	9,843	136,522
Standard Motor Products Inc	7,463	96,795
Standard Pacific Corp *	40,188	99,264
Stein Mart Inc	10,397	64,981
Steiner Leisure Ltd * (Bahamas)	5,658	230,677
Steinway Musical Instruments Inc *	2,534	54,633
Steven Madden Ltd *	14,146	425,795
Stewart Enterprises Inc ‘A’	29,716	176,810
Stoneridge Inc *	10,085	52,644
Strayer Education Inc	4,577	350,919
Sturm Ruger & Co Inc	6,974	181,184
Summer Infant Inc *	4,528	29,885
Superior Industries International Inc	8,832	136,454
Syms Corp *	2,137	18,741
Systemax Inc *	4,059	51,630
Teavana Holdings Inc *	1,512	30,754
Tenneco Inc *	22,493	576,046
Texas Roadhouse Inc	23,668	312,891
The Bon-Ton Stores Inc	4,630	23,011
The Buckle Inc	10,114	388,984
The Cato Corp ‘A’	10,404	234,714
The Cheesecake Factory Inc *	21,611	532,711
The Children’s Place Retail Stores Inc *	9,733	452,876
The EW Scripps Co ‘A’ *	12,931	90,517
The Finish Line Inc ‘A’	19,369	387,186
The Jones Group Inc	32,693	301,103
The McClatchy Co ‘A’ *	21,757	29,154
The Men’s Wearhouse Inc	19,199	500,710
The New York Times Co ‘A’ *	51,431	298,814
The Pep Boys-Manny Moe & Jack	19,811	195,535
The Ryland Group Inc	16,721	178,079
The Talbots Inc *	26,427	71,353
The Warnaco Group Inc *	16,305	751,497
The Wet Seal Inc ‘A’ *	32,552	145,833
Tower International Inc *	2,344	24,167
Town Sports International Holdings Inc *	7,629	55,387
True Religion Apparel Inc *	9,699	261,485
Tuesday Morning Corp *	16,171	56,922
U.S. Auto Parts Network Inc *	5,259	26,663
Unifi Inc *	5,312	43,399
Universal Electronics Inc *	5,642	92,472
Universal Technical Institute Inc *	8,101	110,093
Vail Resorts Inc	13,445	508,087
Valassis Communications Inc *	18,428	345,341
Value Line Inc	486	5,584
Valuevision Media Inc ‘A’ *	15,680	37,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Vera Bradley Inc *	7,437	$268,104
Vitamin Shoppe Inc *	9,326	349,165
West Marine Inc *	5,708	43,952
Westwood One Inc *	1,265	4,592
Weyco Group Inc	1,848	41,210
Winmark Corp	871	40,258
Winnebago Industries Inc *	11,084	76,701
Wolverine World Wide Inc	18,518	615,723
World Wrestling Entertainment Inc ‘A’	10,348	92,201
Zagg Inc *	8,438	83,705
Zale Corp *	12,307	35,075
Zumiez Inc *	8,020	140,430

		47,247,270

Consumer Staples - 3.8%

Alico Inc	1,354	26,593
Alliance One International Inc *	32,856	80,169
Arden Group Inc ‘A’	363	28,858
B&G Foods Inc	18,007	300,357
Cal-Maine Foods Inc	5,213	163,845
Calavo Growers Inc	3,923	80,500
Casey’s General Stores Inc	14,139	617,167
Central European Distribution Corp *	27,260	191,093
Central Garden & Pet Co ‘A’ *	17,952	127,100
Chefs’ Warehouse Holdings LLC *	2,945	34,633
Chiquita Brands International Inc *	17,065	142,322
Coca-Cola Bottling Co Consolidated	1,737	96,334
Craft Brewers Alliance Inc *	3,573	20,044
Darling International Inc *	43,649	549,541
Diamond Foods Inc	8,241	657,549
Dole Food Co Inc *	13,523	135,230
Elizabeth Arden Inc *	9,213	262,018
Farmer Bros. Co	2,711	14,938
Fresh Del Monte Produce Inc (Cayman)	13,657	316,842
Griffin Land & Nurseries Inc	813	20,878
Harbinger Group Inc *	2,919	14,799
Heckmann Corp *	34,887	184,552
Imperial Sugar Co	4,781	30,790
Ingles Markets Inc ‘A’	4,771	67,939
Inter Parfums Inc	6,111	94,415
J&J Snack Foods Corp	5,386	258,797
Lancaster Colony Corp	7,036	429,266
Lifeway Foods Inc *	1,788	19,078
Limoneira Co	3,057	43,654
Medifast Inc *	5,273	85,159
MGP Ingredients Inc	3,986	20,209
Nash Finch Co	4,552	122,585
National Beverage Corp	4,394	66,613
Nature’s Sunshine Products Inc *	4,095	57,658
Nu Skin Enterprises Inc ‘A’	20,411	827,054
Nutraceutical International Corp *	1,819	23,247
Oil-Dri Corp of America	1,895	35,209
Omega Protein Corp *	7,320	66,466
Pilgrim’s Pride Corp *	18,974	81,019
Prestige Brands Holdings Inc *	19,038	172,294
PriceSmart Inc	6,681	416,360
Primo Water Corp *	5,504	31,043
Revlon Inc ‘A’ *	4,014	49,452
Rite Aid Corp *	221,976	217,536
Ruddick Corp	18,319	714,258
Sanderson Farms Inc	8,256	392,160
Schiff Nutrition International Inc *	4,530	50,192
Seneca Foods Corp ‘A’ *	3,529	69,874
Smart Balance Inc *	22,284	131,476
Snyder’s-Lance Inc	17,694	368,920
Spartan Stores Inc	8,460	130,961
Spectrum Brands Holdings Inc *	6,265	147,979
Star Scientific Inc *	40,829	94,315
Susser Holdings Corp *	2,901	57,817
Synutra International Inc *	6,692	35,601
The Andersons Inc	6,966	234,476
The Boston Beer Co Inc ‘A’ *	3,058	222,317
The Female Health Co	7,306	29,808
The Fresh Market Inc *	10,511	401,100
The Hain Celestial Group Inc *	13,394	409,187
The Pantry Inc *	8,682	105,313
Tootsie Roll Industries Inc	8,964	216,212
TreeHouse Foods Inc *	13,217	817,339
United Natural Foods Inc *	17,992	666,424
Universal Corp	8,660	310,548
USANA Health Sciences Inc *	2,595	71,362
Vector Group Ltd	17,960	308,547
Village Super Market Inc ‘A’	2,393	57,288
WD-40 Co	6,373	253,900
Weis Markets Inc	4,124	152,835
Winn-Dixie Stores Inc *	21,042	124,569

		13,855,983

Energy - 6.1%

Abraxas Petroleum Corp *	31,224	82,431
Alon USA Energy Inc	4,214	25,832
Amyris Inc *	6,691	135,426
Apco Oil and Gas International Inc (Cayman)	3,371	250,870
Approach Resources Inc *	8,508	144,551
ATP Oil & Gas Corp *	16,336	125,951
Basic Energy Services Inc *	8,807	124,707
Berry Petroleum Co ‘A’	19,193	679,048
Bill Barrett Corp *	17,598	637,752
BPZ Resources Inc *	38,860	107,642
Bristow Group Inc	13,532	574,163
C&J Energy Services Inc *	3,223	52,986
Cal Dive International Inc *	36,077	68,907
Callon Petroleum Co *	14,772	57,168
CAMAC Energy Inc *	21,101	12,661
Carrizo Oil & Gas Inc *	14,606	314,759
Cheniere Energy Inc *	30,580	157,487
Clayton Williams Energy Inc *	2,223	95,167
Clean Energy Fuels Corp *	18,598	206,810
Cloud Peak Energy Inc *	22,759	385,765
Complete Production Services Inc *	29,404	554,265
Comstock Resources Inc *	17,872	276,301
Contango Oil & Gas Co *	4,505	246,469
Crimson Exploration Inc *	7,334	15,768
Crosstex Energy Inc	15,186	204,707
CVR Energy Inc *	32,632	689,840
Dawson Geophysical Co *	2,994	70,599
Delek US Holdings Inc	5,374	60,565
DHT Holdings Inc	24,217	49,403
Dril-Quip Inc *	12,799	689,994
Endeavour International Corp *	14,116	112,646
Energy Partners Ltd *	10,926	120,951
Energy XXI Ltd * (Bermuda)	28,007	600,750
Evolution Petroleum Corp *	6,307	44,527
Exterran Holdings Inc *	23,903	232,337
Frontline Ltd (Bermuda)	19,694	95,516
FX Energy Inc *	19,841	81,943
Gastar Exploration Ltd * (Canada)	21,995	65,985
General Maritime Corp	44,358	11,533
Geokinetics Inc *	3,871	9,368
GeoResources Inc *	7,612	135,417
Gevo Inc *	2,087	11,625
Global Geophysical Services Inc *	6,765	53,917
Global Industries Ltd *	37,708	298,647
GMX Resources Inc *	22,662	51,443
Golar LNG Ltd (Bermuda)	14,901	473,554
Goodrich Petroleum Corp *	9,861	116,557
Green Plains Renewable Energy Inc *	7,681	71,664
Gulf Island Fabrication Inc	5,429	112,272
Gulfmark Offshore Inc ‘A’ *	8,899	323,390
Gulfport Energy Corp *	15,622	377,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Hallador Energy Co	1,727	$14,783
Harvest Natural Resources Inc *	12,426	106,491
Helix Energy Solutions Group Inc *	39,525	517,777
Hercules Offshore Inc *	43,798	127,890
Hornbeck Offshore Services Inc *	8,608	214,425
Houston American Energy Corp	6,013	82,739
Hyperdynamics Corp *	57,322	212,091
ION Geophysical Corp *	49,420	233,757
Isramco Inc *	436	25,196
James River Coal Co *	12,870	81,982
Key Energy Services Inc *	46,641	442,623
KiOR Inc ‘A’ *	3,252	67,446
Knightsbridge Tankers Ltd (Bermuda)	8,057	133,343
Kodiak Oil & Gas Corp * (Canada)	78,210	407,474
L&L Energy Inc *	8,426	22,750
Lufkin Industries Inc	11,349	603,880
Magnum Hunter Resources Corp *	42,159	139,546
Matrix Service Co *	10,063	85,636
McMoRan Exploration Co *	36,723	364,659
Miller Energy Resources Inc *	11,717	30,933
Mitcham Industries Inc *	4,424	49,549
Natural Gas Services Group Inc *	4,682	60,070
Newpark Resources Inc *	34,098	207,657
Nordic American Tankers Ltd (Bermuda)	17,712	249,739
Northern Oil & Gas Inc *	23,439	454,482
Oasis Petroleum Inc *	22,232	496,441
Overseas Shipholding Group Inc	10,030	137,812
OYO Geospace Corp *	1,646	92,653
Panhandle Oil & Gas Inc ‘A’	2,232	63,322
Parker Drilling Co *	44,083	193,524
Patriot Coal Corp *	34,208	289,400
Penn Virginia Corp	17,202	95,815
Petroleum Development Corp *	8,867	171,931
PetroQuest Energy Inc *	20,470	112,585
PHI Inc *	4,722	90,379
Pioneer Drilling Co *	22,703	163,008
Rentech Inc *	85,023	66,335
Resolute Energy Corp *	17,418	197,868
REX American Resources Corp *	2,595	43,804
Rex Energy Corp *	13,171	166,613
RigNet Inc *	2,033	32,589
Rosetta Resources Inc *	19,723	674,921
Scorpio Tankers Inc *	9,303	49,120
SemGroup Corp ‘A’ *	15,449	308,362
Ship Finance International Ltd (Bermuda)	16,661	216,593
Solazyme Inc *	4,176	40,131
Stone Energy Corp *	18,398	298,232
Swift Energy Co *	15,845	385,667
Syntroleum Corp *	32,127	27,632
Targa Resources Corp	6,160	183,260
Teekay Tankers Ltd ‘A’	16,137	74,230
Tesco Corp * (Canada)	11,451	132,832
TETRA Technologies Inc *	28,876	222,923
Triangle Petroleum Corp *	16,199	58,154
Union Drilling Inc *	5,551	26,090
Ur-Energy Inc * (Canada)	38,660	34,794
Uranerz Energy Corp *	24,607	33,712
Uranium Energy Corp *	27,255	74,679
Uranium Resources Inc *	35,698	24,328
USEC Inc *	43,642	70,264
Vaalco Energy Inc *	19,599	95,251
Vantage Drilling Co * (Cayman)	65,611	82,014
Venoco Inc *	11,199	98,663
Voyager Oil & Gas Inc *	17,490	36,729
W&T Offshore Inc	13,204	181,687
Warren Resources Inc *	27,154	65,170
Western Refining Inc *	19,841	247,219
Westmoreland Coal Co *	3,611	28,021
Willbros Group Inc *	14,758	61,541
World Fuel Services Corp	26,212	855,822
Zion Oil & Gas Inc *	10,325	20,237

		22,559,051

Financials - 21.8%

1st Source Corp	5,919	123,293
1st United Bancorp Inc *	10,254	50,552
Abington Bancorp Inc	7,343	52,870
Acadia Realty Trust REIT	15,067	281,753
Advance America Cash Advance Centers Inc	20,876	153,647
AG Mortgage Investment Trust Inc	1,758	32,875
Agree Realty Corp REIT	3,247	70,720
Alexander’s Inc REIT	769	277,624
Alliance Financial Corp	1,767	49,564
Alterra Capital Holdings Ltd (Bermuda)	33,876	642,628
American Assets Trust Inc REIT	12,100	217,195
American Campus Communities Inc REIT	25,403	945,246
American Capital Mortgage Investment Corp	2,057	34,352
American Equity Investment Life Holding Co	22,438	196,333
American Safety Insurance Holdings Ltd * (Bermuda)	4,010	73,784
Ameris Bancorp *	7,301	63,592
AMERISAFE Inc *	6,746	124,194
Ames National Corp	2,643	41,310
AmTrust Financial Services Inc	9,090	202,343
Anworth Mortgage Asset Corp REIT	47,609	323,741
Apollo Commercial Real Estate Finance Inc REIT	7,505	98,841
Apollo Investment Corp	73,077	549,539
Apollo Residential Mortgage Inc *	3,306	54,218
Argo Group International Holdings Ltd (Bermuda)	10,252	290,849
Arlington Asset Investment Corp ‘A’	2,376	57,143
ARMOUR Residential REIT Inc	27,908	189,774
Arrow Financial Corp	4,041	89,905
Artio Global Investors Inc	12,019	95,671
Ashford Hospitality Trust Inc REIT	19,260	135,205
Associated Estates Realty Corp REIT	15,399	238,069
Astoria Financial Corp	32,319	248,533
Avatar Holdings Inc *	3,386	27,697
Baldwin & Lyons Inc ‘B’	3,007	64,260
BancFirst Corp	2,662	88,272
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	10,668	162,474
Bancorp Rhode Island Inc	1,334	56,548
BancorpSouth Inc	31,496	276,535
Bank Mutual Corp	18,057	47,129
Bank of Kentucky Financial Corp	2,157	43,701
Bank of Marin Bancorp	2,003	66,179
Bank of the Ozarks Inc	10,452	218,760
BankFinancial Corp	8,128	53,970
Banner Corp	6,282	80,347
Beneficial Mutual Bancorp Inc *	12,382	92,246
Berkshire Hills Bancorp Inc	7,610	140,557
BGC Partners Inc ‘A’	28,663	172,838
BioMed Realty Trust Inc REIT	48,903	810,323
BlackRock Kelso Capital Corp	24,681	180,171
BofI Holding Inc *	3,456	46,518
Boston Private Financial Holdings Inc	29,136	171,320
Bridge Bancorp Inc	2,580	47,214
Bridge Capital Holdings *	3,370	33,902
Brookline Bancorp Inc	22,261	171,632
Bryn Mawr Bank Corp	4,230	70,091
Calamos Asset Management Inc ‘A’	7,301	73,083
California First National Bancorp	369	5,649
Camden National Corp	3,008	81,908
Campus Crest Communities Inc REIT	11,599	126,197
Cape Bancorp Inc *	4,404	31,136
Capital Bank Corp *	4,466	9,289
Capital City Bank Group Inc	4,627	48,121

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Capital Southwest Corp	1,122	$83,028
CapLease Inc REIT	16,135	58,247
Capstead Mortgage Corp REIT	31,482	363,302
Cardinal Financial Corp	10,658	91,872
Cascade Bancorp *	2,019	11,771
Cash America International Inc	10,981	561,788
Cathay General Bancorp	29,546	336,233
CBL & Associates Properties Inc REIT	55,228	627,390
Cedar Shopping Centers Inc REIT	21,556	67,039
Center Bancorp Inc	4,465	43,087
Center Financial Corp *	13,900	65,191
Centerstate Banks Inc	11,185	58,498
Central Pacific Financial Corp *	5,774	59,588
Century Bancorp Inc ‘A’	1,256	29,164
Charter Financial Corp	2,389	22,409
Chatham Lodging Trust REIT	5,077	50,364
Chemical Financial Corp	10,487	160,556
Chesapeake Lodging Trust REIT	12,214	147,423
CIFC Corp *	3,914	16,948
Citizens & Northern Corp	4,463	66,320
Citizens Inc *	13,737	88,054
City Holding Co	5,729	154,626
Clifton Savings Bancorp Inc	2,901	26,573
CNB Financial Corp	4,744	60,818
CNO Financial Group Inc *	82,594	446,834
CoBiz Financial Inc	12,894	57,636
Cogdell Spencer Inc REIT	16,634	62,710
Cohen & Steers Inc	6,597	189,664
Colonial Properties Trust REIT	31,182	566,265
Colony Financial Inc REIT	12,308	159,019
Columbia Banking System Inc	14,942	213,969
Community Bank System Inc	13,776	312,577
Community Trust Bancorp Inc	5,408	125,952
Compass Diversified Holdings	15,230	185,501
Consolidated-Tomoka Land Co	1,622	42,594
Coresite Realty Corp REIT	7,546	108,285
Cousins Properties Inc REIT	34,039	199,128
Cowen Group Inc ‘A’ *	25,619	69,427
Crawford & Co ‘B’	9,379	50,271
Credit Acceptance Corp *	2,535	163,153
CreXus Investment Corp REIT	21,236	188,576
CubeSmart REIT	37,285	318,041
CVB Financial Corp	33,922	260,860
CYS Investments Inc REIT	30,798	372,348
DCT Industrial Trust Inc REIT	91,528	401,808
Delphi Financial Group Inc ‘A’	18,043	388,285
DFC Global Corp *	16,275	355,609
Diamond Hill Investment Group Inc	933	64,741
DiamondRock Hospitality Co REIT	62,343	435,778
Dime Community Bancshares Inc	11,820	119,737
Donegal Group Inc ‘A’	1,085	13,063
Doral Financial Corp *	48,162	52,497
Duff & Phelps Corp ‘A’	11,553	123,155
DuPont Fabros Technology Inc REIT	22,059	434,342
Dynex Capital Inc REIT	14,766	119,014
Eagle Bancorp Inc *	5,691	66,983
EastGroup Properties Inc REIT	10,192	388,723
Edelman Financial Group Inc	4,093	26,441
Education Realty Trust Inc REIT	27,155	233,261
eHealth Inc *	8,179	111,725
EMC Insurance Group Inc	1,773	32,623
Employers Holdings Inc	14,222	181,473
Encore Bancshares Inc *	3,256	34,709
Encore Capital Group Inc *	6,104	133,372
Enstar Group Ltd * (Bermuda)	2,596	247,217
Enterprise Bancorp Inc	2,183	26,916
Enterprise Financial Services Corp	5,729	77,857
Entertainment Properties Trust REIT	17,434	679,577
Epoch Holding Corp	5,686	77,159
Equity Lifestyle Properties Inc REIT	11,485	720,109
Equity One Inc REIT	20,194	320,277
ESB Financial Corp	3,946	43,248
ESSA Bancorp Inc	3,945	41,462
Evercore Partners Inc ‘A’	7,976	181,853
Excel Trust Inc REIT	10,577	101,751
Extra Space Storage Inc REIT	35,170	655,217
Ezcorp Inc ‘A’ *	17,543	500,677
F.N.B. Corp	47,833	409,929
FBL Financial Group Inc ‘A’	4,861	129,400
FBR & Co *	19,717	46,926
Federal Agricultural Mortgage Corp ‘C’	3,685	70,126
FelCor Lodging Trust Inc REIT *	47,538	110,764
Fidus Investment Corp	943	11,872
Fifth Street Finance Corp	26,689	248,741
Financial Engines Inc *	14,442	261,545
Financial Institutions Inc	5,343	76,191
First American Financial Corp	39,246	502,349
First Bancorp NC	5,931	59,547
First Busey Corp	29,153	126,816
First Cash Financial Services Inc *	11,709	491,193
First Commonwealth Financial Corp	39,938	147,771
First Community Bancshares Inc	6,265	63,903
First Connecticut Bancorp Inc *	5,713	64,671
First Defiance Financial Corp *	3,608	48,347
First Financial Bancorp	22,066	304,511
First Financial Bankshares Inc	11,977	313,318
First Financial Corp	4,351	119,696
First Financial Holdings Inc	6,453	25,877
First Industrial Realty Trust Inc REIT *	31,696	253,568
First Interstate Bancsystem Inc	5,996	64,217
First Merchants Corp	9,947	70,126
First Midwest Bancorp Inc	28,099	205,685
First Pactrust Bancorp Inc	3,729	42,250
First Potomac Realty Trust REIT	18,618	232,166
FirstMerit Corp	40,895	464,567
Flagstar Bancorp Inc *	73,318	35,918
Flagstone Reinsurance Holdings SA (Luxembourg)	19,750	153,063
Flushing Financial Corp	11,633	125,636
Forestar Group Inc *	13,384	146,019
Fortegra Financial Corp *	1,773	9,308
Fox Chase Bancorp Inc	5,641	71,528
FPIC Insurance Group Inc *	3,046	127,445
Franklin Financial Corp *	5,105	56,359
Franklin Street Properties Corp REIT	26,541	300,179
FXCM Inc ‘A’	6,290	88,186
Gain Capital Holdings Inc *	2,613	16,436
GAMCO Investors Inc ‘A’	2,476	97,530
German American Bancorp Inc	4,723	76,135
Getty Realty Corp REIT	9,843	141,936
GFI Group Inc	26,901	108,142
Glacier Bancorp Inc	27,177	254,648
Gladstone Capital Corp	8,259	56,657
Gladstone Commercial Corp REIT	3,946	61,873
Gladstone Investment Corp	5,694	38,719
Gleacher & Co Inc *	29,984	35,681
Glimcher Realty Trust REIT	40,262	285,055
Global Indemnity PLC * (Ireland)	5,136	87,723
Golub Capital BDC Inc	3,914	58,123
Government Properties Income Trust REIT	12,831	275,995
Great Southern Bancorp Inc	4,026	67,556
Greenlight Capital Re Ltd ‘A’ * (Cayman)	10,571	219,243
Hallmark Financial Services Inc *	4,779	35,221
Hampton Roads Bankshares Inc *	3,697	17,376
Hancock Holding Co	20,356	545,134
Hanmi Financial Corp *	55,580	46,131
Harleysville Group Inc	4,656	274,052
Harris & Harris Group Inc *	12,114	43,005
Hatteras Financial Corp REIT	27,991	704,254
Healthcare Realty Trust Inc REIT	28,054	472,710

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Heartland Financial USA Inc	4,066	$57,656
Hercules Technology Growth Capital Inc	16,716	142,420
Heritage Commerce Corp *	7,269	27,986
Heritage Financial Corp	5,628	62,133
Hersha Hospitality Trust REIT	52,730	182,446
HFF Inc ‘A’ *	10,990	96,053
Highwoods Properties Inc REIT	26,810	757,651
Hilltop Holdings Inc *	15,129	109,080
Home BancShares Inc	8,390	178,036
Home Federal Bancorp Inc	5,886	46,029
Home Properties Inc REIT	17,830	1,012,031
Horace Mann Educators Corp	15,058	171,812
Hudson Pacific Properties Inc REIT	8,404	97,739
Hudson Valley Holding Corp	5,484	95,586
IBERIABANK Corp	10,934	514,554
ICG Group Inc *	14,011	129,041
Imperial Holdings Inc *	6,536	15,686
Independence Holding Co	2,326	16,864
Independent Bank Corp	8,202	178,311
Infinity Property & Casualty Corp	4,669	245,029
Inland Real Estate Corp REIT	29,152	212,810
International Bancshares Corp	20,081	264,065
INTL FCStone Inc *	5,057	104,983
Invesco Mortgage Capital Inc REIT	42,910	606,318
Investment Technology Group Inc *	15,577	152,499
Investors Bancorp Inc *	17,294	218,423
Investors Real Estate Trust REIT	30,288	218,074
iStar Financial Inc REIT *	34,742	202,198
JMP Group Inc	5,964	34,651
Kansas City Life Insurance Co	1,577	48,682
KBW Inc	13,623	187,861
Kearny Financial Corp	5,061	44,739
Kennedy-Wilson Holdings Inc	9,087	96,322
Kilroy Realty Corp REIT	21,839	683,561
Kite Realty Group Trust REIT	20,961	76,717
Knight Capital Group Inc ‘A’ *	37,556	456,681
Kohlberg Capital Corp	6,838	40,002
Ladenburg Thalmann Financial Services Inc *	41,067	63,654
Lakeland Bancorp Inc	7,890	61,700
Lakeland Financial Corp	6,065	125,303
LaSalle Hotel Properties REIT	31,634	607,373
Lexington Realty Trust REIT	44,861	293,391
LTC Properties Inc REIT	11,446	289,813
Maiden Holdings Ltd (Bermuda)	18,480	136,567
Main Street Capital Corp	7,673	136,272
MainSource Financial Group Inc	7,841	68,374
MarketAxess Holdings Inc	10,756	279,871
Marlin Business Services Corp *	3,365	35,669
MB Financial Inc	20,448	300,995
MCG Capital Corp	29,355	116,246
Meadowbrook Insurance Group Inc	19,644	175,028
Medallion Financial Corp	4,219	39,237
Medical Properties Trust Inc REIT	41,923	375,211
Medley Capital Corp	3,961	39,927
Merchants Bancshares Inc	1,836	49,168
Meridian Interstate Bancorp Inc *	3,307	36,079
Metro Bancorp Inc *	5,494	47,523
MF Global Holdings Ltd *	61,559	254,239
MFA Financial Inc REIT	133,313	935,857
MGIC Investment Corp *	71,211	133,165
Mid-America Apartment Communities Inc REIT	13,682	823,930
Midsouth Bancorp Inc	2,710	29,133
Mission West Properties Inc REIT	6,926	52,568
Monmouth Real Estate Investment Corp ‘A’ REIT	13,576	107,658
Montpelier Re Holdings Ltd (Bermuda)	23,398	413,677
MPG Office Trust Inc REIT *	18,267	38,543
MVC Capital Inc	9,145	95,748
Nara Bancorp Inc *	14,640	88,865
National Bankshares Inc	2,667	64,355
National Financial Partners Corp *	16,702	182,720
National Health Investors Inc REIT	9,137	384,942
National Interstate Corp	2,190	48,136
National Penn Bancshares Inc	46,621	326,813
National Retail Properties Inc REIT	35,268	947,651
National Western Life Insurance Co ‘A’	819	110,975
NBT Bancorp Inc	13,168	245,188
Nelnet Inc ‘A’	9,714	182,429
Netspend Holdings Inc *	11,380	58,493
New Mountain Finance Corp	2,819	35,829
Newcastle Investment Corp REIT	35,999	146,516
NewStar Financial Inc *	10,408	97,211
NGP Capital Resources Co	8,486	55,498
Nicholas Financial Inc (Canada)	3,386	33,081
Northfield Bancorp Inc	6,448	85,372
NorthStar Realty Finance Corp REIT	36,256	119,645
Northwest Bancshares Inc	39,831	474,387
OceanFirst Financial Corp	5,415	63,193
Ocwen Financial Corp *	27,942	369,114
Old National Bancorp	35,748	333,171
Omega Healthcare Investors Inc REIT	38,038	605,945
OmniAmerican Bancorp Inc *	4,359	59,500
One Liberty Properties Inc REIT	4,057	59,476
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	8,272	112,830
Oppenheimer Holdings Inc ‘A’	3,946	63,294
Oriental Financial Group Inc	17,250	166,808
Oritani Financial Corp	18,729	240,855
Orrstown Financial Services Inc	1,153	14,816
Pacific Capital Bancorp NA *	1,703	43,461
Pacific Continental Corp	4,771	33,826
PacWest Bancorp	11,488	160,143
Park National Corp	4,922	260,275
Park Sterling Corp *	10,215	34,935
Parkway Properties Inc REIT	8,251	90,844
Pebblebrook Hotel Trust REIT	18,943	296,458
PennantPark Investment Corp	17,341	154,682
Penns Woods Bancorp Inc	1,446	47,357
Pennsylvania REIT	20,998	162,315
PennyMac Mortgage Investment Trust REIT	7,931	126,103
Peoples Bancorp Inc	4,215	46,365
PHH Corp *	21,012	337,873
PICO Holdings Inc *	8,533	175,012
Pinnacle Financial Partners Inc *	13,032	142,570
Piper Jaffray Cos *	6,009	107,741
Platinum Underwriters Holdings Ltd (Bermuda)	13,943	428,747
Portfolio Recovery Associates Inc *	6,403	398,395
Post Properties Inc REIT	18,651	647,936
Potlatch Corp REIT	15,124	476,708
Presidential Life Corp	8,241	67,741
Primerica Inc	12,782	275,580
Primus Guaranty Ltd * (Bermuda)	9,727	51,261
PrivateBancorp Inc	22,690	170,629
ProAssurance Corp	11,420	822,468
Prospect Capital Corp	39,833	334,996
Prosperity Bancshares Inc	17,615	575,658
Provident Financial Services Inc	22,558	242,499
Provident New York Bancorp	14,614	85,053
PS Business Parks Inc REIT	6,939	343,758
Pzena Investment Management Inc ‘A’	2,749	9,017
Radian Group Inc	50,839	111,337
RAIT Financial Trust REIT	14,542	49,297
Ramco-Gershenson Properties Trust REIT	14,592	119,654
Redwood Trust Inc REIT	29,313	327,426
Renasant Corp	9,612	122,361
Republic Bancorp Inc ‘A’	3,833	67,882
Resource Capital Corp REIT	27,093	135,465
Retail Opportunity Investments Corp REIT	15,811	175,186
RLI Corp	7,121	452,753

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
RLJ Lodging Trust REIT	10,195	$130,190
Rockville Financial Inc	10,856	102,915
Roma Financial Corp	2,554	20,815
S&T Bancorp Inc	10,751	173,736
S.Y. Bancorp Inc	4,757	88,575
Sabra Healthcare REIT Inc	12,702	121,177
Safeguard Scientifics Inc *	7,561	113,415
Safety Insurance Group Inc	4,737	179,201
Sandy Spring Bancorp Inc	9,258	135,445
Saul Centers Inc REIT	2,413	81,584
SCBT Financial Corp	5,393	133,099
SeaBright Holdings Inc	7,822	56,318
Seacoast Banking Corp of Florida *	26,076	38,332
Selective Insurance Group Inc	20,341	265,450
Sierra Bancorp	4,542	41,559
Signature Bank *	17,302	825,824
Simmons First National Corp ‘A’	6,680	144,956
Solar Capital Ltd	13,820	278,197
Solar Senior Capital Ltd	2,789	39,855
Southside Bancshares Inc	6,139	110,563
Southwest Bancorp Inc *	7,570	31,945
Sovran Self Storage Inc REIT	10,442	388,129
STAG Industrial Inc REIT	5,952	60,710
Starwood Property Trust Inc REIT	34,827	597,631
State Auto Financial Corp	5,561	73,127
State Bancorp Inc	5,985	63,261
State Bank Financial Corp *	11,936	150,632
StellarOne Corp	8,954	89,092
Sterling Bancorp	11,907	86,445
Sterling Financial Corp *	10,156	125,731
Stewart Information Services Corp	6,902	61,014
Stifel Financial Corp *	20,043	532,342
Strategic Hotels & Resorts Inc REIT *	65,418	281,952
Suffolk Bancorp	3,835	31,907
Summit Hotel Properties Inc REIT	10,472	73,932
Sun Bancorp Inc *	13,582	35,992
Sun Communities Inc REIT	7,889	277,614
Sunstone Hotel Investors Inc REIT *	44,173	251,344
Susquehanna Bancshares Inc	48,665	266,198
SVB Financial Group *	16,033	593,221
SWS Group Inc	11,261	52,814
Symetra Financial Corp	25,320	206,358
Tanger Factory Outlet Centers Inc REIT	32,151	836,248
Taylor Capital Group Inc *	4,365	28,023
Tejon Ranch Co *	5,390	128,659
Terreno Realty Corp REIT	3,233	41,479
Territorial Bancorp Inc	4,397	84,203
Texas Capital Bancshares Inc *	13,874	317,021
The Bancorp Inc *	11,205	80,228
The First Bancorp Inc	3,133	39,444
The First Marblehead Corp *	21,428	21,857
The First of Long Island Corp	2,945	66,734
The Navigators Group Inc *	4,385	189,432
The Phoenix Cos Inc *	44,196	53,919
The PMI Group Inc *	58,103	11,621
THL Credit Inc	2,256	24,636
TICC Capital Corp	11,785	96,283
Tompkins Financial Corp	3,190	114,138
Tower Bancorp Inc	3,961	82,943
Tower Group Inc	13,887	317,457
TowneBank	9,403	106,912
Triangle Capital Corp	8,144	123,952
TriCo Bancshares	3,975	48,773
TrustCo Bank Corp NY	33,555	149,655
Trustmark Corp	24,212	439,448
Two Harbors Investment Corp REIT	52,590	464,370
UMB Financial Corp	12,128	389,066
UMH Properties Inc REIT	4,364	39,669
Umpqua Holdings Corp	42,975	377,750
Union First Market Bankshares Corp	7,826	83,895
United Bankshares Inc	15,589	313,183
United Community Banks Inc *	14,310	121,492
United Financial Bancorp Inc	6,004	82,195
United Fire & Casualty Co	8,131	143,837
Universal Health Realty Income Trust REIT	4,403	147,985
Universal Insurance Holdings Inc	6,431	24,759
Univest Corp of Pennsylvania	6,611	88,125
Urstadt Biddle Properties Inc ‘A’ REIT	8,788	140,344
ViewPoint Financial Group	13,270	151,942
Virginia Commerce Bancorp Inc *	9,338	54,814
Virtus Investment Partners Inc *	2,003	107,401
Walker & Dunlop Inc *	3,921	45,562
Walter Investment Management Corp	9,595	220,013
Washington Banking Co	5,618	54,663
Washington REIT	24,730	696,891
Washington Trust Bancorp Inc	5,558	109,937
Webster Financial Corp	27,015	413,330
WesBanco Inc	8,903	154,111
West Bancorp Inc	5,699	48,328
West Coast Bancorp *	7,430	104,020
Westamerica Bancorp	10,933	418,953
Western Alliance Bancorp *	26,432	144,847
Westfield Financial Inc	10,341	68,147
Westwood Holdings Group Inc	2,288	79,050
Whitestone REIT ‘B’	2,518	28,051
Wilshire Bancorp Inc *	22,775	62,404
Winthrop Realty Trust REIT	10,937	95,043
Wintrust Financial Corp	13,147	339,324
World Acceptance Corp *	5,659	316,621
WSFS Financial Corp	2,456	77,536

		79,795,079

Health Care - 12.8%

Abaxis Inc *	8,495	194,620
ABIOMED Inc *	12,015	132,525
Accretive Health Inc *	15,030	319,087
Accuray Inc *	25,922	104,206
Achillion Pharmaceuticals Inc *	17,637	83,247
Acorda Therapeutics Inc *	14,798	295,368
Acura Pharmaceuticals Inc *	3,889	13,223
Aegerion Pharmaceuticals Inc *	3,486	44,168
Affymax Inc *	13,686	61,313
Affymetrix Inc *	26,799	131,315
Air Methods Corp *	4,273	272,062
Akorn Inc *	20,632	161,136
Albany Molecular Research Inc *	8,510	23,998
Align Technology Inc *	22,963	348,349
Alimera Sciences Inc *	3,999	31,992
Alkermes PLC * (Ireland)	35,507	541,837
Alliance HealthCare Services Inc *	9,656	11,008
Allos Therapeutics Inc *	30,105	55,393
Almost Family Inc *	3,124	51,952
Alnylam Pharmaceuticals Inc *	14,025	92,144
Alphatec Holdings Inc *	20,495	43,244
AMAG Pharmaceuticals Inc *	8,018	118,346
Amedisys Inc *	11,127	164,902
American Dental Partners Inc *	5,891	56,907
Amicus Therapeutics Inc *	5,539	21,270
AMN Healthcare Services Inc *	14,996	60,134
Ampio Pharmaceuticals Inc *	7,277	48,392
AmSurg Corp *	11,736	264,060
Anacor Pharmaceuticals Inc *	3,736	21,295
Analogic Corp	4,713	214,017
AngioDynamics Inc *	9,421	123,792
Antares Pharma Inc *	32,649	75,746
Anthera Pharmaceuticals Inc *	8,166	38,952
Ardea Biosciences Inc *	6,391	99,827
Arena Pharmaceuticals Inc *	56,018	81,226
ARIAD Pharmaceuticals Inc *	49,184	432,327
ArQule Inc *	20,458	103,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Array BioPharma Inc *	22,175	$43,463
ArthroCare Corp *	10,249	294,864
Assisted Living Concepts Inc ‘A’	7,448	94,366
Astex Pharmaceuticals Inc *	21,711	41,685
athenahealth Inc *	12,954	771,411
AtriCure Inc *	5,145	50,112
Atrion Corp	648	134,389
Auxilium Pharmaceuticals Inc *	17,939	268,906
AVANIR Pharmaceuticals Inc ‘A’ *	46,996	134,409
AVEO Pharmaceuticals Inc *	11,692	179,940
AVI BioPharma Inc *	51,967	58,203
Bacterin International Holdings Inc *	7,492	14,984
BG Medicine Inc *	2,277	8,083
Bio-Reference Labs Inc *	9,315	171,489
BioCryst Pharmaceuticals Inc *	11,488	31,707
Biolase Technology Inc *	10,983	32,949
BioMimetic Therapeutics Inc *	7,238	23,885
Biosante Pharmaceuticals Inc *	40,044	91,300
BioScrip Inc *	15,417	98,052
BioSpecifics Technologies Corp *	1,723	27,809
Biotime Inc *	9,111	40,180
Cadence Pharmaceuticals Inc *	14,426	94,490
Caliper Life Sciences Inc *	17,795	186,314
Cambrex Corp *	11,424	57,577
Cantel Medical Corp	5,036	106,360
Capital Senior Living Corp *	10,552	65,106
CardioNet Inc *	8,593	25,779
Cardiovascular Systems Inc *	5,453	62,110
Cell Therapeutics Inc *	72,452	76,799
Celldex Therapeutics Inc *	16,200	37,017
Centene Corp *	18,637	534,323
Cepheid Inc *	22,945	890,954
Cerus Corp *	18,383	38,972
Chelsea Therapeutics International Ltd *	20,690	75,519
Chemed Corp	7,973	438,196
Chindex International Inc *	4,436	39,081
Cleveland Biolabs Inc *	10,255	26,048
Codexis Inc *	9,183	41,966
Columbia Laboratories Inc *	27,754	54,120
Complete Genomics Inc *	3,754	22,036
Computer Programs & Systems Inc	4,159	275,118
Conceptus Inc *	11,805	123,598
CONMED Corp *	10,609	244,113
Continucare Corp *	10,744	68,547
Corcept Therapeutics Inc *	15,161	46,999
Cornerstone Therapeutics Inc *	3,241	20,742
Corvel Corp *	2,376	100,980
Cross Country Healthcare Inc *	10,715	44,789
CryoLife Inc *	10,862	48,770
Cubist Pharmaceuticals Inc *	22,286	787,142
Curis Inc *	29,248	92,424
Cyberonics Inc *	10,641	301,140
Cynosure Inc ‘A’ *	3,748	37,817
Cytori Therapeutics Inc *	18,547	54,714
Delcath Systems Inc *	17,711	59,155
Depomed Inc *	20,479	110,587
DexCom Inc *	25,048	300,576
DURECT Corp *	31,160	50,168
Dusa Pharmaceuticals Inc *	9,184	33,981
Dyax Corp *	38,024	47,910
Dynavax Technologies Corp *	45,952	85,471
DynaVox Inc ‘A’ *	3,120	11,232
Emergent BioSolutions Inc *	9,262	142,913
Emeritus Corp *	11,567	163,095
Endocyte Inc *	6,199	65,709
Endologix Inc *	18,482	185,559
Enzo Biochem Inc *	14,504	37,275
Enzon Pharmaceuticals Inc *	13,578	95,589
Epocrates Inc *	2,357	21,237
eResearchTechnology Inc *	18,723	83,505
Exact Sciences Corp *	19,129	126,825
Exactech Inc *	3,311	46,619
ExamWorks Group Inc *	10,330	105,159
Exelixis Inc *	48,045	262,326
Five Star Quality Care Inc *	15,790	39,475
Fluidigm Corp *	2,375	33,084
Furiex Pharmaceuticals Inc *	3,705	52,722
Genomic Health Inc *	6,474	142,299
Gentiva Health Services Inc *	11,541	63,706
Geron Corp *	49,177	104,255
Greatbatch Inc *	8,794	175,968
GTx Inc *	7,484	25,071
Haemonetics Corp *	9,601	561,466
Halozyme Therapeutics Inc *	30,903	189,744
Hanger Orthopedic Group Inc *	12,633	238,637
Hansen Medical Inc *	17,741	58,900
Harvard Bioscience Inc *	7,932	33,473
HealthSouth Corp *	35,557	530,866
HealthSpring Inc *	25,185	918,245
HealthStream Inc *	5,758	73,875
Healthways Inc *	12,867	126,483
HeartWare International Inc *	4,510	290,489
Hi-Tech Pharmacal Co Inc *	3,920	131,712
HMS Holdings Corp *	31,540	769,261
Horizon Pharma Inc *	683	4,774
ICU Medical Inc *	4,596	169,133
Idenix Pharmaceuticals Inc *	20,670	103,143
ImmunoGen Inc *	28,112	308,108
Immunomedics Inc *	23,779	76,093
Impax Laboratories Inc *	24,391	436,843
Incyte Corp Ltd *	32,983	460,773
Infinity Pharmaceuticals Inc *	6,743	47,538
Inhibitex Inc *	24,032	59,119
Insmed Inc *	9,366	47,767
Insulet Corp *	17,231	262,945
Integra LifeSciences Holdings Corp *	7,839	280,401
InterMune Inc *	19,611	396,142
Invacare Corp	10,731	247,242
IPC The Hospitalist Co Inc *	6,168	220,136
IRIS International Inc *	6,767	60,700
Ironwood Pharmaceuticals Inc ‘A’ *	19,011	205,319
Isis Pharmaceuticals Inc *	37,258	252,609
ISTA Pharmaceuticals Inc *	12,120	41,814
Jazz Pharmaceuticals Inc *	8,276	343,620
Kensey Nash Corp *	3,235	79,258
Keryx Biopharmaceuticals Inc *	25,127	75,381
Kindred Healthcare Inc *	19,635	169,254
KV Pharmaceutical Co ‘A’ *	19,871	26,826
Landauer Inc	3,545	175,619
Lannett Co Inc *	5,699	21,827
Lexicon Pharmaceuticals Inc *	65,000	59,794
LHC Group Inc *	5,965	101,763
Ligand Pharmaceuticals Inc ‘B’ *	7,147	97,771
Luminex Corp *	14,145	313,595
Magellan Health Services Inc *	11,963	577,813
MAKO Surgical Corp *	11,884	406,670
MannKind Corp *	29,488	111,760
MAP Pharmaceuticals Inc *	8,298	121,317
Masimo Corp	19,613	424,621
Maxygen Inc	11,673	63,851
MedAssets Inc *	17,864	171,673
Medical Action Industries Inc *	6,278	31,704
Medicis Pharmaceutical Corp ‘A’	22,981	838,347
Medidata Solutions Inc *	7,974	131,093
Medivation Inc *	11,824	200,772
MedQuist Holdings Inc *	12,004	90,750
Medtox Scientific Inc	2,972	38,903
Merge Healthcare Inc *	19,634	119,571
Meridian Bioscience Inc	15,403	242,443
Merit Medical Systems Inc *	15,177	199,426

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Metabolix Inc *	13,037	$57,102
Metropolitan Health Networks Inc *	15,782	71,650
Micromet Inc *	34,447	165,346
Molina Healthcare Inc *	10,569	163,185
Momenta Pharmaceuticals Inc *	17,430	200,445
MWI Veterinary Supply Inc *	4,709	324,073
Nabi Biopharmaceuticals *	17,055	28,652
National Healthcare Corp	3,831	123,741
National Research Corp	700	23,198
Natus Medical Inc *	11,012	104,724
Nektar Therapeutics *	42,751	207,342
Neogen Corp *	8,711	302,446
Neoprobe Corp *	35,137	104,006
Neostem Inc *	13,337	8,669
Neurocrine Biosciences Inc *	18,834	112,627
Novavax Inc *	36,862	59,348
NPS Pharmaceuticals Inc *	32,406	210,963
NuVasive Inc *	14,860	253,660
NxStage Medical Inc *	16,690	348,153
Nymox Pharmaceutical Corp * (Canada)	6,997	57,235
Obagi Medical Products Inc *	5,206	47,218
Omnicell Inc *	12,493	172,154
OncoGenex Pharmaceutical Inc *	3,597	35,251
Oncothyreon Inc *	15,733	94,083
Onyx Pharmaceuticals Inc *	23,542	706,495
Opko Health Inc *	41,119	178,045
Optimer Pharmaceuticals Inc *	17,344	240,041
OraSure Technologies Inc *	17,692	140,828
Orexigen Therapeutics Inc *	12,460	24,795
Orthofix International NV * (Netherlands)	6,786	234,185
Osiris Therapeutics Inc *	6,551	33,541
Owens & Minor Inc	23,704	675,090
Pacific Biosciences of California Inc *	12,822	41,159
Pacira Pharmaceuticals Inc *	1,801	17,884
Pain Therapeutics Inc *	14,112	67,173
Palomar Medical Technologies Inc *	7,292	57,461
Par Pharmaceutical Cos Inc *	13,572	361,287
PAREXEL International Corp *	21,962	415,741
PDL BioPharma Inc	52,714	292,563
Peregrine Pharmaceuticals Inc *	30,972	33,759
Pernix Therapeutics Holdings *	1,622	14,306
Pharmacyclics Inc *	17,279	204,411
PharmAthene Inc *	13,403	23,589
PharMerica Corp *	11,100	158,397
POZEN Inc *	10,059	24,242
Progenics Pharmaceuticals Inc *	11,359	65,201
PSS World Medical Inc *	20,747	408,508
Quality Systems Inc	7,221	700,437
Questcor Pharmaceuticals Inc *	19,902	542,529
Quidel Corp *	10,745	175,896
RadNet Inc *	11,262	27,479
Raptor Pharmaceutical Corp *	14,137	63,758
Rigel Pharmaceuticals Inc *	25,909	190,690
Rockwell Medical Technologies Inc *	6,060	49,450
RTI Biologics Inc *	21,052	69,261
Sagent Pharmaceuticals Inc *	2,515	50,904
Salix Pharmaceuticals Ltd *	21,720	642,912
Sangamo Biosciences Inc *	19,035	82,802
Santarus Inc *	20,682	57,703
Savient Pharmaceuticals Inc *	26,974	110,593
SciClone Pharmaceuticals Inc *	12,935	49,282
Seattle Genetics Inc *	35,798	682,310
Select Medical Holdings Corp *	17,010	113,457
Sequenom Inc *	34,407	175,132
SIGA Technologies Inc *	13,155	43,017
Skilled Healthcare Group Inc ‘A’ *	7,233	26,111
Solta Medical Inc *	23,311	29,139
SonoSite Inc *	5,092	154,491
Spectranetics Corp *	10,395	74,220
Spectrum Pharmaceuticals Inc *	19,078	145,565
Staar Surgical Co *	12,933	100,877
Stereotaxis Inc *	16,193	17,974
STERIS Corp	22,099	646,838
Sucampo Pharmaceuticals Inc ‘A’ *	3,816	14,234
Sun Healthcare Group Inc *	9,263	25,010
Sunesis Pharmaceuticals Inc *	10,555	12,983
Sunrise Senior Living Inc *	21,961	101,679
SurModics Inc *	5,828	53,035
Symmetry Medical Inc *	13,800	106,536
Synergetics USA Inc *	7,860	42,365
Synovis Life Technologies Inc *	4,421	73,831
Synta Pharmaceuticals Corp *	8,417	27,355
Targacept Inc *	10,435	156,525
Team Health Holdings Inc *	10,067	165,300
The Ensign Group Inc	6,143	141,965
The Medicines Co *	20,208	300,695
The Providence Service Corp *	4,954	52,760
Theravance Inc *	25,655	516,692
Tornier NV * (Netherlands)	4,000	81,960
Transcend Services Inc *	3,370	75,960
Transcept Pharmaceuticals Inc *	1,801	11,923
Triple-S Management Corp ‘B’ *	7,426	124,385
Trius Therapeutics Inc *	3,024	19,051
U.S. Physical Therapy Inc	4,388	81,266
Unilife Corp *	21,208	89,074
Universal American Corp	12,101	121,736
Uroplasty Inc *	7,703	37,360
Vanda Pharmaceuticals Inc *	10,781	53,366
Vanguard Health Systems Inc *	9,439	95,900
Vascular Solutions Inc *	5,278	60,433
Vical Inc *	27,284	67,664
ViroPharma Inc *	25,203	455,418
Vivus Inc *	33,098	267,101
Volcano Corp *	19,418	575,355
WellCare Health Plans Inc *	15,854	602,135
West Pharmaceutical Services Inc	12,522	464,566
Wright Medical Group Inc *	14,598	261,012
XenoPort Inc *	13,513	79,727
Young Innovations Inc	2,193	62,501
Zalicus Inc *	28,251	27,703
ZIOPHARM Oncology Inc *	22,270	98,211
Zogenix Inc *	6,472	11,844
Zoll Medical Corp *	8,219	310,185

		46,822,782

Industrials - 15.0%

3D Systems Corp *	15,799	221,028
A.O. Smith Corp	14,235	455,947
A123 Systems Inc *	33,506	115,261
AAON Inc	7,149	112,597
AAR Corp	14,943	249,100
ABM Industries Inc	19,743	376,302
Acacia Research Corp *	15,922	573,033
ACCO Brands Corp *	20,876	99,579
Accuride Corp *	15,242	78,039
Aceto Corp	10,217	54,048
Active Power Inc *	29,640	38,236
Actuant Corp ‘A’	25,566	504,928
Acuity Brands Inc	16,170	582,767
Aerovironment Inc *	6,389	179,850
Air Transport Services Group Inc *	20,438	88,497
Aircastle Ltd (Bermuda)	21,856	208,069
Alamo Group Inc	2,523	52,453
Alaska Air Group Inc *	13,379	753,104
Albany International Corp ‘A’	10,444	190,603
Allegiant Travel Co *	5,580	262,985
Altra Holdings Inc *	10,207	118,095
AMERCO *	3,262	203,712
Ameresco Inc ‘A’ *	6,618	67,239
American Railcar Industries Inc *	3,695	56,829

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

American Reprographics Co *	14,097	$47,366
American Science & Engineering Inc	3,416	208,547
American Superconductor Corp *	16,940	66,574
American Woodmark Corp	3,602	43,620
Ameron International Corp	3,434	291,684
Ampco-Pittsburgh Corp	3,242	66,299
APAC Customer Services Inc *	11,942	101,746
Apogee Enterprises Inc	10,640	91,398
Applied Industrial Technologies Inc	15,831	429,970
Argan Inc *	2,953	30,062
Arkansas Best Corp	9,603	155,088
Astec Industries Inc *	7,520	220,186
Astronics Corp *	3,137	88,620
Astronics Corp ‘B’ *	356	9,816
AT Cross Co ‘A’ *	3,712	41,871
Atlas Air Worldwide Holdings Inc *	9,854	328,040
Avis Budget Group Inc *	39,215	379,209
AZZ Inc	4,743	183,886
Badger Meter Inc	5,696	164,785
Baltic Trading Ltd	6,210	28,877
Barnes Group Inc	20,380	392,315
Barrett Business Services Inc	2,977	41,499
Beacon Roofing Supply Inc *	17,249	275,812
Belden Inc	17,628	454,626
Blount International Inc *	18,348	245,129
Brady Corp ‘A’	17,683	467,362
Briggs & Stratton Corp	18,913	255,515
Broadwind Energy Inc *	55,832	17,872
Builders FirstSource Inc *	17,607	22,361
CAI International Inc *	4,640	54,381
Capstone Turbine Corp *	93,336	93,336
Cascade Corp	3,460	115,529
Casella Waste Systems Inc ‘A’ *	9,788	51,485
CBIZ Inc *	14,984	98,745
CDI Corp	4,827	51,552
Celadon Group Inc	7,725	68,598
Cenveo Inc *	21,030	63,300
Ceradyne Inc *	9,350	251,421
Chart Industries Inc *	10,966	462,436
CIRCOR International Inc	6,503	190,993
CLARCOR Inc	18,780	777,116
Clean Harbors Inc *	17,459	895,647
Coleman Cable Inc *	3,086	26,108
Colfax Corp *	9,282	188,053
Columbus McKinnon Corp *	7,278	79,767
Comfort Systems USA Inc	14,331	119,234
Commercial Vehicle Group Inc *	10,872	71,429
Consolidated Graphics Inc *	3,404	124,348
CoStar Group Inc *	9,425	489,817
Courier Corp	4,085	26,716
Covenant Transportation Group Inc ‘A’ *	2,600	9,490
CRA International Inc *	4,122	82,481
Cubic Corp	5,936	231,920
Curtiss-Wright Corp	17,298	498,701
Deluxe Corp	19,328	359,501
DigitalGlobe Inc *	13,210	256,670
Dollar Thrifty Automotive Group Inc *	10,774	606,576
Douglas Dynamics Inc	6,994	89,383
Ducommun Inc	3,989	59,755
DXP Enterprises Inc *	3,308	62,290
Dycom Industries Inc *	13,309	203,628
Dynamic Materials Corp	5,048	79,506
Eagle Bulk Shipping Inc *	23,697	37,204
EMCOR Group Inc *	24,867	505,546
Encore Wire Corp	6,969	143,422
Ener1 Inc *	27,542	3,773
Energy Recovery Inc *	17,566	52,874
EnergySolutions Inc *	30,195	106,588
EnerNOC Inc *	8,784	79,056
EnerSys *	18,752	375,415
Ennis Inc	9,919	129,542
EnPro Industries Inc *	7,797	231,415
ESCO Technologies Inc	9,960	253,980
Essex Rental Corp *	5,690	13,997
Esterline Technologies Corp *	11,381	589,991
Excel Maritime Carriers Ltd * (Liberia)	17,525	36,452
Exponent Inc *	5,281	218,264
Federal Signal Corp	23,527	103,989
Flow International Corp *	18,257	40,348
Force Protection Inc *	26,935	103,700
Forward Air Corp	11,055	281,350
Franklin Covey Co *	4,595	34,922
Franklin Electric Co Inc	8,699	315,600
FreightCar America Inc *	4,533	65,321
FTI Consulting Inc *	15,678	577,107
Fuel Tech Inc *	6,566	38,214
FuelCell Energy Inc *	47,401	39,812
Furmanite Corp *	14,108	76,324
G&K Services Inc ‘A’	7,027	179,470
Genco Shipping & Trading Ltd *	11,332	88,503
GenCorp Inc *	22,414	100,639
Generac Holdings Inc *	9,411	177,021
Genesee & Wyoming Inc ‘A’ *	14,730	685,240
GeoEye Inc *	8,180	231,903
Gibraltar Industries Inc *	11,470	93,136
Global Power Equipment Group Inc *	5,915	137,642
GP Strategies Corp *	5,707	57,013
Graham Corp	3,774	62,799
Granite Construction Inc	14,445	271,133
Great Lakes Dredge & Dock Co	22,235	90,496
Griffon Corp *	17,897	146,397
H&E Equipment Services Inc *	10,870	89,677
Hawaiian Holdings Inc *	19,115	80,474
Healthcare Services Group Inc	24,840	400,918
Heartland Express Inc	18,754	254,304
HEICO Corp	15,500	763,220
Heidrick & Struggles International Inc	6,709	110,363
Heritage-Crystal Clean Inc *	1,635	29,692
Herman Miller Inc	21,382	381,883
Hexcel Corp *	36,415	806,956
Higher One Holdings Inc *	11,514	187,333
Hill International Inc *	9,654	45,181
HNI Corp	16,697	319,414
Houston Wire & Cable Co	6,808	78,224
Hub Group Inc ‘A’ *	13,791	389,872
Hudson Highland Group Inc *	12,541	42,890
Hurco Cos Inc *	2,353	47,766
Huron Consulting Group Inc *	8,338	259,562
ICF International Inc *	7,423	139,627
II-VI Inc *	19,337	338,397
InnerWorkings Inc *	9,881	77,467
Insituform Technologies Inc ‘A’ *	14,857	172,044
Insperity Inc	8,617	191,728
Insteel Industries Inc	6,716	67,630
Interface Inc ‘A’	19,801	234,840
Interline Brands Inc *	12,565	161,712
International Shipholding Corp	2,129	39,365
Intersections Inc	3,390	43,562
JetBlue Airways Corp *	91,905	376,810
John Bean Technologies Corp	10,860	154,864
Kadant Inc *	4,675	83,028
Kaman Corp	9,877	275,074
Kaydon Corp	12,211	350,211
Kelly Services Inc ‘A’	10,023	114,262
Kforce Inc *	12,746	125,038
Kimball International Inc ‘B’	11,836	57,523
Knight Transportation Inc	21,599	287,483
Knoll Inc	17,993	246,504
Korn/Ferry International *	17,676	215,470
Kratos Defense & Security Solutions Inc *	12,556	84,376

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Lawson Products Inc	1,416	$19,144
Layne Christensen Co *	7,380	170,478
LB Foster Co ‘A’	3,611	80,273
Lindsay Corp	4,642	249,740
LMI Aerospace Inc *	3,487	59,488
LSI Industries Inc	7,488	46,650
Lydall Inc *	6,576	58,526
M&F Worldwide Corp *	3,910	96,264
Marten Transport Ltd	5,648	97,372
MasTec Inc *	21,230	373,860
McGrath RentCorp	9,148	217,631
Meritor Inc *	35,518	250,757
Met-Pro Corp	5,702	48,923
Metalico Inc *	15,092	58,859
Michael Baker Corp *	3,179	60,814
Miller Industries Inc	4,481	77,745
Mine Safety Appliances Co	10,209	275,235
Mistras Group Inc *	5,345	93,858
Mobile Mini Inc *	13,829	227,349
Moog Inc ‘A’ *	16,930	552,257
Mueller Industries Inc	14,103	544,235
Mueller Water Products Inc ‘A’	58,280	144,534
Multi-Color Corp	4,361	98,515
MYR Group Inc *	7,659	135,105
NACCO Industries Inc ‘A’	2,185	138,529
National Presto Industries Inc	1,786	155,221
Navigant Consulting Inc *	19,427	180,088
NCI Building Systems Inc *	7,517	56,829
NN Inc *	6,343	32,032
Northwest Pipe Co *	3,514	71,299
Odyssey Marine Exploration Inc *	26,942	66,277
Old Dominion Freight Line Inc *	17,742	513,986
Omega Flex Inc *	937	12,462
On Assignment Inc *	14,024	99,150
Orbital Sciences Corp *	21,898	280,294
Orion Marine Group Inc *	10,299	59,425
Pacer International Inc *	13,331	49,991
Park-Ohio Holdings Corp *	3,114	37,399
Patriot Transportation Holding Inc *	2,211	44,684
Pendrell Corp *	57,371	129,085
Pike Electric Corp *	5,705	38,623
PMFG Inc *	6,703	105,706
Powell Industries Inc *	3,334	103,254
PowerSecure International Inc *	7,225	34,174
Preformed Line Products Co	883	40,441
Primoris Services Corp	10,184	106,525
Quad/Graphics Inc	9,402	169,894
Quality Distribution Inc *	5,596	50,196
Quanex Building Products Corp	14,258	156,125
RailAmerica Inc *	8,080	105,282
Raven Industries Inc	6,776	326,603
RBC Bearings Inc *	8,226	279,602
Republic Airways Holdings Inc *	18,048	51,076
Resources Connection Inc	17,426	170,426
Roadrunner Transportation Systems Inc *	3,553	48,747
Robbins & Myers Inc	14,740	511,625
Rollins Inc	23,837	445,990
RPX Corp *	3,617	74,908
RSC Holdings Inc *	25,581	182,393
Rush Enterprises Inc ‘A’ *	12,229	173,163
Saia Inc *	6,087	64,035
Satcon Technology Corp *	33,212	31,551
Sauer-Danfoss Inc *	4,385	126,726
Schawk Inc	4,523	44,642
School Specialty Inc *	6,052	43,151
Seaboard Corp	117	210,833
SeaCube Container Leasing Ltd (Bermuda)	4,084	49,539
Simpson Manufacturing Co Inc	15,577	388,335
SkyWest Inc	19,712	226,885
Spirit Airlines Inc *	5,882	73,525
Standard Parking Corp *	6,050	94,622
Standex International Corp	4,735	147,401
Steelcase Inc ‘A’	29,977	189,155
Sterling Construction Co Inc *	6,242	69,723
Sun Hydraulics Corp	7,379	150,384
Swift Transportation Co *	29,959	192,936
Swisher Hygiene Inc *	31,000	125,550
SYKES Enterprises Inc *	15,683	234,461
TAL International Group Inc	7,869	196,253
Taser International Inc *	23,135	99,712
Team Inc *	7,387	154,979
Tecumseh Products Co ‘A’ *	6,935	50,556
Teledyne Technologies Inc *	13,688	668,796
Tennant Co	7,221	255,407
Tetra Tech Inc *	23,288	436,417
Textainer Group Holdings Ltd (Bermuda)	4,277	86,738
The Advisory Board Co *	5,930	382,663
The Brink’s Co	17,421	406,084
The Corporate Executive Board Co	12,896	384,301
The Dolan Co *	11,541	103,754
The Geo Group Inc *	24,191	448,985
The Gorman-Rupp Co	5,578	137,721
The Greenbrier Cos Inc *	6,982	81,340
The Keyw Holding Corp *	6,794	48,305
The Middleby Corp *	7,003	493,431
Thermon Group Holdings Inc *	3,585	49,545
Titan International Inc	15,549	233,235
Titan Machinery Inc *	5,852	104,751
TMS International Corp ‘A’ *	4,756	34,624
TRC Cos Inc *	6,415	19,309
Tredegar Corp	8,989	133,307
Trex Co Inc *	5,934	95,122
TriMas Corp *	9,688	143,867
Triumph Group Inc	14,012	682,945
TrueBlue Inc *	16,717	189,404
Tutor Perini Corp	11,751	135,019
Twin Disc Inc	3,212	85,664
Ultrapetrol Bahamas Ltd * (Bahamas)	8,362	18,982
UniFirst Corp	5,336	241,667
United Rentals Inc *	23,363	393,433
United Stationers Inc	17,141	467,092
UniTek Global Services Inc *	3,684	18,273
Universal Forest Products Inc	7,328	176,238
Universal Truckload Services Inc	1,943	25,259
US Airways Group Inc *	60,488	332,684
US Ecology Inc	6,688	103,463
USG Corp *	26,893	180,990
Valence Technology Inc *	25,090	26,094
Viad Corp	7,696	130,678
Vicor Corp	7,478	65,432
VSE Corp	1,546	40,010
Wabash National Corp *	26,028	124,154
Watsco Inc	10,511	537,112
Watts Water Technologies Inc ‘A’	11,259	300,052
WCA Waste Corp *	6,621	28,073
Werner Enterprises Inc	16,307	339,675
Wesco Aircraft Holdings Inc *	6,110	66,782
Woodward Inc	22,862	626,419
Xerium Technologies Inc *	4,216	44,142
Zipcar Inc *	3,853	69,354

		54,833,552

Information Technology - 17.1%

Accelrys Inc *	20,954	126,981
ACI Worldwide Inc *	12,518	344,746
Actuate Corp *	13,675	75,486
Acxiom Corp *	30,295	322,339
ADTRAN Inc	24,049	636,337
Advanced Analogic Technologies Inc *	16,290	70,536
Advanced Energy Industries Inc *	16,432	141,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Advent Software Inc *	12,339	$257,268
Aeroflex Holding Corp *	7,523	68,459
Agilysys Inc *	6,731	47,992
Alpha & Omega Semiconductor Ltd * (Bermuda)	5,181	42,536
American Software Inc ‘A’	8,759	63,503
Amkor Technology Inc *	39,621	172,748
Amtech Systems Inc *	3,623	28,984
ANADIGICS Inc *	25,467	55,009
Anaren Inc *	5,721	109,557
Ancestry.com Inc *	11,897	279,580
Anixter International Inc	10,806	512,637
Applied Micro Circuits Corp *	23,891	128,295
ARRIS Group Inc *	46,103	474,861
Aruba Networks Inc *	31,697	662,784
Aspen Technology Inc *	31,545	481,692
ATMI Inc *	11,872	187,815
Aviat Networks Inc *	22,910	53,839
Avid Technology Inc *	11,207	86,742
Axcelis Technologies Inc *	39,863	47,836
AXT Inc *	12,153	61,251
Bankrate Inc *	7,521	114,394
Bel Fuse Inc ‘B’	4,028	62,797
Benchmark Electronics Inc *	22,591	293,909
BigBand Networks Inc *	17,030	21,798
Black Box Corp	6,713	143,323
Blackbaud Inc	16,629	370,328
Blackboard Inc *	13,075	583,929
Blue Coat Systems Inc *	16,319	226,508
Bottomline Technologies Inc *	12,782	257,429
Brightpoint Inc *	25,586	235,647
BroadSoft Inc *	8,481	257,398
Brooks Automation Inc	24,865	202,650
Cabot Microelectronics Corp *	8,806	302,838
CACI International Inc ‘A’ *	11,230	560,826
Calix Inc *	13,766	107,375
Callidus Software Inc *	11,259	51,904
Carbonite Inc *	1,552	18,686
Cardtronics Inc *	16,106	369,150
Cass Information Systems Inc	3,198	99,298
Cavium Inc *	18,039	487,233
Ceva Inc *	8,704	211,594
Checkpoint Systems Inc *	15,033	204,148
CIBER Inc *	24,206	73,344
Cirrus Logic Inc *	24,759	364,948
Cognex Corp	15,484	419,771
Coherent Inc *	9,349	401,633
Cohu Inc	9,095	89,859
Communications Systems Inc	2,664	34,632
CommVault Systems Inc *	16,380	607,043
Computer Task Group Inc *	5,812	64,920
comScore Inc *	11,933	201,310
Comtech Telecommunications Corp	9,990	280,619
Concur Technologies Inc *	16,614	618,373
Constant Contact Inc *	11,125	192,351
Convergys Corp *	39,238	368,052
Convio Inc *	4,401	37,012
Cornerstone OnDemand Inc *	4,260	53,420
Cray Inc *	13,814	73,352
CSG Systems International Inc *	13,036	164,775
CSR PLC ADR * (United Kingdom)	2,776	37,032
CTS Corp	13,006	105,739
Cymer Inc *	11,386	423,331
Daktronics Inc	13,148	112,810
DDi Corp	5,838	42,267
DealerTrack Holdings Inc *	15,438	241,913
Deltek Inc *	8,632	51,878
Demand Media Inc *	2,954	23,632
DemandTec Inc *	12,328	80,625
DG FastChannel Inc *	10,367	175,721
Dialogic Inc *	5,243	9,700
Dice Holdings Inc *	18,396	143,857
Digi International Inc *	9,602	105,622
Digimarc Corp *	2,390	60,658
Digital River Inc *	14,768	306,141
Diodes Inc *	13,260	237,619
Dot Hill Systems Corp *	20,461	30,896
DSP Group Inc *	8,920	52,628
DTS Inc *	6,564	162,984
Dynamics Research Corp *	3,053	27,233
Earthlink Inc	40,957	267,449
Ebix Inc *	10,661	156,717
Echelon Corp *	13,342	93,527
Echo Global Logistics Inc *	4,337	57,682
Electro Rent Corp	7,036	97,167
Electro Scientific Industries Inc *	8,521	101,315
Electronics for Imaging Inc *	17,463	235,227
Ellie Mae Inc *	2,779	15,451
eMagin Corp *	6,463	16,998
EMCORE Corp *	33,352	33,018
Emulex Corp *	32,903	210,579
Entegris Inc *	50,219	320,397
Entropic Communications Inc *	32,571	134,518
Envestnet Inc *	7,180	71,800
EPIQ Systems Inc	11,861	148,618
ePlus Inc *	1,484	36,610
Euronet Worldwide Inc *	19,124	301,012
Exar Corp *	13,895	79,340
ExlService Holdings Inc *	6,128	134,816
Extreme Networks Inc *	34,955	92,631
Fabrinet * (Cayman)	7,703	144,046
Fair Isaac Corp	14,920	325,704
FalconStor Software Inc *	10,983	32,070
FARO Technologies Inc *	6,176	194,853
FEI Co *	14,451	432,952
Finisar Corp *	33,324	584,503
FormFactor Inc *	19,095	118,962
Forrester Research Inc	5,539	180,073
FriendFinder Networks Inc *	1,799	3,310
FSI International Inc *	14,273	26,976
Gerber Scientific Inc Escrow Shares + Δ	9,525	95
Global Cash Access Holdings Inc *	22,379	57,290
Globecomm Systems Inc *	8,552	115,538
Glu Mobile Inc *	18,443	38,915
GSI Group Inc * (Canada)	9,753	74,903
GSI Technology Inc *	7,735	38,056
GT Advanced Technologies Inc *	46,936	329,491
Guidance Software Inc *	4,714	30,594
Harmonic Inc *	43,156	183,845
Heartland Payment Systems Inc	14,450	284,954
Hittite Microwave Corp *	11,665	568,085
Identive Group Inc *	14,507	28,869
iGate Corp	11,661	134,568
Imation Corp *	11,250	82,238
Immersion Corp *	10,897	65,164
Infinera Corp *	38,992	301,018
InfoSpace Inc *	13,968	116,772
Inphi Corp *	7,790	68,318
Insight Enterprises Inc *	17,507	265,056
Integrated Device Technology Inc *	55,339	284,996
Integrated Silicon Solution Inc *	10,170	79,428
Interactive Intelligence Group *	5,385	146,203
InterDigital Inc	16,855	785,106
Intermec Inc *	22,409	146,107
Internap Network Services Corp *	19,889	97,854
Intevac Inc *	8,717	60,932
IntraLinks Holdings Inc *	12,083	90,743
Ixia *	14,634	112,243
IXYS Corp *	9,134	99,378
j2 Global Communications Inc	17,123	460,609

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Jack Henry & Associates Inc	32,080	$929,678
JDA Software Group Inc *	15,815	370,704
Kemet Corp *	16,741	119,698
Kenexa Corp *	9,999	156,384
Keynote Systems Inc	5,303	112,052
KIT Digital Inc *	13,414	112,678
Kopin Corp *	24,533	84,148
Kulicke & Soffa Industries Inc *	27,172	202,703
KVH Industries Inc *	5,751	45,490
Lattice Semiconductor Corp *	44,163	231,856
LeCroy Corp *	6,123	48,372
Limelight Networks Inc *	25,613	60,447
Lionbridge Technologies Inc *	23,553	57,940
Liquidity Services Inc *	7,069	226,703
Littelfuse Inc	8,499	341,745
LivePerson Inc *	19,821	197,219
LogMeIn Inc *	7,646	253,924
LoopNet Inc *	6,255	107,148
Loral Space & Communications Inc *	4,113	206,061
LTX-Credence Corp *	18,743	99,150
Magma Design Automation Inc *	25,352	115,352
Manhattan Associates Inc *	8,171	270,297
ManTech International Corp ‘A’	8,736	274,136
Marchex Inc ‘B’	7,836	66,606
MAXIMUS Inc	12,991	453,386
MaxLinear Inc ‘A’ *	5,691	36,764
Maxwell Technologies Inc *	10,503	193,360
Measurement Specialties Inc *	5,670	147,193
Mentor Graphics Corp *	35,966	345,993
Mercury Computer Systems Inc *	11,448	131,652
Meru Networks Inc *	4,004	32,633
Methode Electronics Inc	14,000	104,020
Micrel Inc	19,005	179,977
Microsemi Corp *	32,122	513,310
MicroStrategy Inc ‘A’ *	4,906	559,627
Microvision Inc *	40,051	27,239
Mindspeed Technologies Inc *	12,761	66,357
MIPS Technologies Inc *	19,998	96,790
MKS Instruments Inc	19,490	423,128
ModusLink Global Solutions Inc	16,395	57,219
MoneyGram International Inc *	31,889	74,301
Monolithic Power Systems Inc *	11,353	115,574
Monotype Imaging Holdings Inc *	13,520	163,998
MoSys Inc *	12,621	46,193
Motricity Inc *	13,861	23,425
Move Inc *	60,116	87,168
MTS Systems Corp	5,891	180,500
Multi-Fineline Electronix Inc *	3,401	67,816
Nanometrics Inc *	7,597	110,157
NCI Inc ‘A’ *	2,570	30,660
NeoPhotonics Corp *	3,108	21,383
Ness Technologies Inc *	12,544	96,087
NETGEAR Inc *	13,674	354,020
Netlogic Microsystems Inc *	25,298	1,217,087
NetScout Systems Inc *	14,116	161,205
NetSuite Inc *	10,215	275,907
Newport Corp *	14,172	153,199
NIC Inc	23,953	274,262
Novatel Wireless Inc *	12,150	36,693
Numerex Corp ‘A’ *	3,082	17,136
NVE Corp *	1,818	110,280
Oclaro Inc *	19,105	69,542
OCZ Technology Group Inc *	19,514	94,643
OmniVision Technologies Inc *	21,702	304,696
OpenTable Inc *	8,815	405,578
Openwave Systems Inc *	32,522	50,734
Oplink Communications Inc *	5,320	80,545
Opnet Technologies Inc	5,415	189,038
Opnext Inc *	16,401	20,501
ORBCOMM Inc *	11,995	30,587
OSI Systems Inc *	7,171	240,372
Parametric Technology Corp *	44,296	681,272
Park Electrochemical Corp	7,798	166,643
PC Connection Inc *	3,686	29,414
PDF Solutions Inc *	9,035	36,863
Pegasystems Inc	6,263	191,710
Perficient Inc *	9,144	66,934
Pericom Semiconductor Corp *	9,549	70,758
Photronics Inc *	21,631	107,722
Plantronics Inc	17,938	510,336
Plexus Corp *	13,293	300,688
PLX Technology Inc *	16,857	50,740
Power Integrations Inc	10,777	329,884
Power-One Inc *	24,947	112,262
Powerwave Technologies Inc *	56,421	97,044
PRGX Global Inc *	7,056	33,304
Procera Networks Inc *	5,330	51,168
Progress Software Corp *	25,010	438,925
PROS Holdings Inc *	7,816	100,748
Pulse Electronics Corp	15,967	45,666
QAD Inc ‘A’ *	2,644	28,264
QLIK Technologies Inc *	26,207	567,644
Quantum Corp *	85,271	154,341
Quepasa Corp *	2,608	8,972
Quest Software Inc *	22,852	362,890
QuinStreet Inc *	10,381	107,443
RadiSys Corp *	7,418	45,398
Rambus Inc *	36,450	510,300
RealD Inc *	15,279	142,859
RealNetworks Inc	7,954	67,052
RealPage Inc *	11,398	233,089
Renaissance Learning Inc	5,067	85,024
Responsys Inc *	3,547	38,237
RF Micro Devices Inc *	102,566	650,268
Richardson Electronics Ltd	5,360	72,950
RightNow Technologies Inc *	9,258	305,977
Rimage Corp	3,641	46,059
Rofin-Sinar Technologies Inc *	10,705	205,536
Rogers Corp *	6,015	235,367
Rosetta Stone Inc *	4,169	38,146
Rubicon Technology Inc *	6,628	72,444
Rudolph Technologies Inc *	12,042	80,561
S1 Corp *	20,177	185,023
Saba Software Inc *	10,823	62,340
Sanmina-SCI Corp *	30,160	201,469
Sapient Corp	40,793	413,641
ScanSource Inc *	10,072	297,728
SciQuest Inc *	4,602	68,754
SeaChange International Inc *	10,074	77,570
Semtech Corp *	24,302	512,772
ServiceSource International Inc *	3,805	50,264
ShoreTel Inc *	17,902	89,152
Sigma Designs Inc *	11,976	93,892
Silicon Graphics International Corp *	11,768	140,275
Silicon Image Inc *	29,867	175,319
Smith Micro Software Inc *	13,472	20,477
SolarWinds Inc *	21,263	468,211
Sonus Networks Inc *	79,680	172,906
Sourcefire Inc *	10,657	285,181
Spansion Inc ‘A’ *	18,852	230,371
SPS Commerce Inc *	3,034	49,424
SRS Labs Inc *	4,677	33,487
SS&C Technologies Holdings Inc *	9,454	135,098
Stamps.com Inc	4,021	82,189
Standard Microsystems Corp *	8,642	167,655
STEC Inc *	15,556	157,738
Stratasys Inc *	8,009	148,487
Stream Global Services Inc *	2,503	5,156
SuccessFactors Inc *	31,018	713,104
Super Micro Computer Inc *	10,161	127,317

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Supertex Inc *	4,182	$72,349
support.com Inc *	18,633	36,893
Sycamore Networks Inc	7,560	136,458
Symmetricom Inc *	16,522	71,705
Synaptics Inc *	10,930	261,227
Synchronoss Technologies Inc *	9,945	247,730
SYNNEX Corp *	9,348	244,918
Syntel Inc	5,775	249,422
Take-Two Interactive Software Inc *	27,502	349,825
Taleo Corp ‘A’ *	15,314	393,876
Tangoe Inc *	2,174	24,588
TechTarget Inc *	5,004	28,573
Tekelec *	23,210	140,188
TeleCommunication Systems Inc ‘A’ *	17,590	60,686
TeleNav Inc *	6,262	55,544
TeleTech Holdings Inc *	9,581	146,014
Tessera Technologies Inc *	19,147	228,615
The Active Network Inc *	4,639	68,425
The Hackett Group Inc *	10,944	40,821
The Ultimate Software Group Inc *	9,648	450,755
THQ Inc *	25,707	44,473
TiVo Inc *	44,529	415,901
TNS Inc *	9,605	180,574
Travelzoo Inc *	2,097	46,113
TriQuint Semiconductor Inc *	61,502	308,740
TTM Technologies Inc *	19,595	186,348
Tyler Technologies Inc *	12,042	304,422
Ultra Clean Holdings Inc *	8,659	37,147
Ultratech Inc *	9,509	163,079
Unisys Corp *	16,153	253,441
United Online Inc	33,015	172,668
Universal Display Corp *	14,338	687,364
ValueClick Inc *	29,282	455,628
VASCO Data Security International Inc *	10,283	52,546
Veeco Instruments Inc *	15,226	371,514
Verint Systems Inc *	7,968	209,479
ViaSat Inc *	13,511	450,051
Viasystems Group Inc *	978	17,203
VirnetX Holding Corp *	15,330	229,797
Virtusa Corp *	5,766	76,111
Vishay Precision Group Inc *	4,548	59,943
Vocus Inc *	6,684	112,024
Volterra Semiconductor Corp *	9,255	177,974
Wave Systems Corp ‘A’ *	31,665	74,096
Web.com Group Inc *	10,957	76,480
Websense Inc *	15,021	259,863
Westell Technologies Inc ‘A’ *	19,686	42,522
Wright Express Corp *	14,404	547,928
X-Rite Inc *	10,252	38,240
XO Group Inc *	11,939	97,542
Xyratex Ltd (Bermuda)	11,617	107,690
Zillow Inc *	1,071	29,292
Zix Corp *	25,315	67,591
Zygo Corp *	6,128	70,840

		62,539,572

Materials - 4.5%

A. Schulman Inc	11,515	195,640
A.M. Castle & Co *	6,329	69,239
AEP Industries Inc *	1,619	35,942
AMCOL International Corp	9,158	219,700
American Vanguard Corp	8,502	94,882
Arch Chemicals Inc	8,804	413,084
Balchem Corp	10,788	402,500
Boise Inc	39,305	203,207
Buckeye Technologies Inc	14,982	361,216
Calgon Carbon Corp *	21,189	308,724
Century Aluminum Co *	19,452	173,901
Chase Corp	2,438	26,209
Chemtura Corp *	35,884	359,917
Clearwater Paper Corp *	8,662	294,335
Coeur d’Alene Mines Corp *	33,294	713,823
Deltic Timber Corp	4,074	243,136
Eagle Materials Inc	16,699	278,038
Ferro Corp *	32,587	200,410
Flotek Industries Inc *	19,106	89,225
FutureFuel Corp	7,106	73,902
General Moly Inc *	25,675	74,458
Georgia Gulf Corp *	12,830	177,439
Globe Specialty Metals Inc	23,549	341,931
Gold Resource Corp	10,457	174,109
Golden Minerals Co *	10,492	78,060
Golden Star Resources Ltd (XASE) * (Canada)	97,642	181,614
Graphic Packaging Holding Co *	60,209	207,721
H.B. Fuller Co	18,489	336,870
Handy & Harman Ltd *	2,054	20,725
Hawkins Inc	3,301	105,104
Haynes International Inc	4,589	199,392
Headwaters Inc *	23,079	33,234
Hecla Mining Co *	104,055	557,735
Horsehead Holding Corp *	16,615	123,283
Innophos Holdings Inc	8,138	324,462
Innospec Inc *	8,937	216,365
Jaguar Mining Inc * (Canada)	31,945	150,141
Kaiser Aluminum Corp	6,083	269,355
KapStone Paper and Packaging Corp *	14,745	204,808
KMG Chemicals Inc	2,587	31,872
Koppers Holdings Inc	7,590	194,380
Kraton Performance Polymers Inc *	12,038	194,775
Landec Corp *	10,138	53,934
Louisiana-Pacific Corp *	49,488	252,389
LSB Industries Inc *	6,784	194,497
Materion Corp *	7,689	174,387
Metals USA Holdings Corp *	4,397	39,353
Midway Gold Corp * (Canada)	31,679	63,675
Minerals Technologies Inc	6,824	336,218
Myers Industries Inc	12,013	121,932
Neenah Paper Inc	5,647	80,074
NewMarket Corp	3,373	512,258
NL Industries Inc	2,332	29,220
Noranda Aluminium Holding Corp *	8,505	71,017
Olin Corp	29,720	535,257
Olympic Steel Inc	3,449	58,426
OM Group Inc *	11,594	301,096
OMNOVA Solutions Inc *	17,156	61,418
Paramount Gold and Silver Corp *	44,358	104,685
PH Glatfelter Co	17,330	228,929
PolyOne Corp	34,896	373,736
Quaker Chemical Corp	4,818	124,883
Revett Minerals Inc * (Canada)	8,772	33,860
RTI International Metals Inc *	11,303	263,586
Schweitzer-Mauduit International Inc	5,925	331,030
Senomyx Inc *	15,212	53,394
Sensient Technologies Corp	18,695	608,522
Spartech Corp *	11,666	37,331
Stepan Co	3,049	204,832
Stillwater Mining Co *	38,464	326,944
STR Holdings Inc *	11,451	92,868
SunCoke Energy Inc *	2,407	26,477
Texas Industries Inc	8,540	271,060
Thompson Creek Metals Co Inc * (Canada)	56,949	345,680
TPC Group Inc *	5,009	100,581
United States Lime & Minerals Inc *	1,006	40,139
Universal Stainless & Alloy Products Inc *	2,692	68,431
US Energy Corp *	9,445	21,818
US Gold Corp *	38,793	155,560
Verso Paper Corp *	5,094	8,507
Vista Gold Corp * (Canada)	25,641	85,641
Wausau Paper Corp	18,537	118,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Worthington Industries Inc	21,494	$300,271
Zep Inc	8,293	124,561
Zoltek Cos Inc *	10,569	67,959

		16,359,750

Telecommunication Services - 1.0%

8x8 Inc *	23,806	96,890
AboveNet Inc	8,706	466,642
Alaska Communications Systems Group Inc	17,194	112,793
Atlantic Tele-Network Inc	3,538	116,329
Boingo Wireless Inc *	2,099	15,008
Cbeyond Inc *	10,633	75,069
Cincinnati Bell Inc *	73,631	227,520
Cogent Communications Group Inc *	17,209	231,461
Consolidated Communications Holdings Inc	9,884	178,406
Fairpoint Communications Inc *	8,116	34,899
General Communication Inc ‘A’ *	15,736	129,035
Global Crossing Ltd * (Bermuda)	11,552	276,208
Globalstar Inc *	38,898	15,909
Hickory Tech Corp	5,097	49,033
IDT Corp ‘B’	5,287	107,855
inContact Inc *	11,250	38,812
Iridium Communications Inc *	16,423	101,823
Leap Wireless International Inc *	22,524	155,416
Neutral Tandem Inc *	11,672	112,985
nTelos Holdings Corp	11,363	201,466
PAETEC Holding Corp *	47,142	249,381
Premiere Global Services Inc *	19,892	127,707
Shenandoah Telecommunications Co	9,119	101,586
SureWest Communications	5,072	53,104
Towerstream Corp *	15,527	39,749
USA Mobility Inc	8,293	109,468
Vonage Holdings Corp *	52,704	137,030

		3,561,584

Utilities - 4.0%

ALLETE Inc	11,930	436,996
American States Water Co	6,901	234,151
Artesian Resources Corp ‘A’	2,458	43,040
Atlantic Power Corp * (Canada)	25,674	364,314
Avista Corp	21,518	513,204
Black Hills Corp	14,673	449,581
Cadiz Inc *	2,350	18,588
California Water Service Group	15,730	278,578
Central Vermont Public Service Corp	5,057	178,057
CH Energy Group Inc	5,835	304,412
Chesapeake Utilities Corp	3,492	140,064
Cleco Corp	22,830	779,416
Connecticut Water Service Inc	3,494	87,420
Consolidated Water Co Ltd (Cayman)	5,733	45,176
Dynegy Inc *	38,416	158,274
El Paso Electric Co	15,768	505,995
IDACORP Inc	18,508	699,232
MGE Energy Inc	8,984	365,379
Middlesex Water Co	5,898	100,679
New Jersey Resources Corp	15,548	661,878
Nicor Inc	16,995	934,895
Northwest Natural Gas Co	10,008	441,353
NorthWestern Corp	13,605	434,544
Ormat Technologies Inc	6,719	108,042
Otter Tail Corp	13,431	245,787
Pennichuck Corp	2,669	74,679
Piedmont Natural Gas Co Inc	26,939	778,268
PNM Resources Inc	32,128	527,863
Portland General Electric Co	28,125	666,281
SJW Corp	5,376	117,036
South Jersey Industries Inc	11,159	555,160
Southwest Gas Corp	17,163	620,786
The Empire District Electric Co	15,641	303,123
The Laclede Group Inc	8,394	325,267
UIL Holdings Corp	18,924	623,167
Unisource Energy Corp	13,766	496,815
Unitil Corp	4,260	109,397
WGL Holdings Inc	19,193	749,870
York Water Co	4,867	78,748

		14,555,515

Total Common Stocks
(Cost $437,118,196)		362,130,138

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $7,269,332; collateralized by Federal Home Loan Bank: 0.000% due 03/30/12 and value $7,416,290)	$7,269,326	7,269,326

Total Short-Term Investment
(Cost $7,269,326)		7,269,326

TOTAL INVESTMENTS - 101.0%
(Cost $444,387,522)		369,399,874

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(3,815,590)

NET ASSETS - 100.0%		$365,584,284

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $95 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of September 30, 2011, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2011, $1,861,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (12/11)	55	$3,852,798	($324,548)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$410	$410	$-	$-
	Common Stocks
	Consumer Discretionary	47,247,270	47,247,270	-	-
	Consumer Staples	13,855,983	13,855,983	-	-
	Energy	22,559,051	22,559,051	-	-
	Financials	79,795,079	79,795,079	-	-
	Health Care	46,822,782	46,822,782	-	-
	Industrials	54,833,552	54,833,552	-	-
	Information Technology	62,539,572	62,539,477	-	95
	Materials	16,359,750	16,359,750	-	-
	Telecommunication Services	3,561,584	3,561,584	-	-
	Utilities	14,555,515	14,555,515	-	-

		362,130,138	362,130,043	-	95
	Short-Term Investment	7,269,326	-	7,269,326	-

	Total Assets	369,399,874	362,130,453	7,269,326	95

Liabilities	Derivatives:
	Equity Contracts
	Futures	(324,548)	(324,548)	-	-

	Total Liabilities	(324,548)	(324,548)	-	-

	Total	$369,075,326	$361,805,905	$7,269,326	$95

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Common
Stock
Value, Beginning of Period	$-
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	95
Transfers In	-
Transfers Out	-

Value, End of Period	$95

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$95

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 8.4%

Aaron’s Inc	191,500	$4,835,375
Bob Evans Farms Inc	63,700	1,816,724
Cinemark Holdings Inc	262,200	4,950,336
Dover Downs Gaming & Entertainment Inc	54,700	123,075
Group 1 Automotive Inc	120,756	4,292,876
Hillenbrand Inc	101,000	1,858,400
International Speedway Corp ‘A’	105,800	2,416,472
Meredith Corp	198,600	4,496,304
Sturm Ruger & Co Inc	62,100	1,613,358
The Buckle Inc	146,400	5,630,544
Wolverine World Wide Inc	153,400	5,100,550

		37,134,014

Consumer Staples - 7.1%

Cal-Maine Foods Inc	87,500	2,750,125
Casey’s General Stores Inc	129,200	5,639,580
Cia Cervecerias Unidas SA ADR (Chile)	34,500	1,781,925
Corn Products International Inc	137,400	5,391,576
Embotelladora Andina SA ‘B’ ADR (Chile)	65,100	1,594,950
Fresh Del Monte Produce Inc (Cayman)	52,000	1,206,400
Ruddick Corp	114,700	4,472,153
The Andersons Inc	76,300	2,568,258
Universal Corp	115,300	4,134,658
WD-40 Co	28,300	1,127,472
Weis Markets Inc	22,100	819,026

		31,486,123

Energy - 17.6%

Alliance Resource Partners LP	38,237	2,506,818
Berry Petroleum Co ‘A’	137,500	4,864,750
Bristow Group Inc	66,700	2,830,081
Buckeye Partners LP	76,200	4,763,262
Cimarex Energy Co	74,300	4,138,510
El Paso Pipeline Partners LP	41,100	1,457,817
Energen Corp	106,000	4,334,340
EXCO Resources Inc	336,000	3,601,920
HollyFrontier Corp	199,400	5,228,268
Knightsbridge Tankers Ltd (Bermuda)	28,900	478,295
Linn Energy LLC	182,200	6,497,252
Magellan Midstream Partners LP	100,000	6,040,000
Patterson-UTI Energy Inc	250,200	4,338,468
Pioneer Southwest Energy Partners LP	40,346	975,163
Ship Finance International Ltd (Bermuda)	120,000	1,560,000
Southern Union Co	109,400	4,438,358
Sunoco Logistics Partners LP	36,500	3,229,885
TC Pipelines LP	39,300	1,722,912
Tidewater Inc	110,200	4,633,910
TransMontaigne Partners LP	31,837	1,048,392
W&T Offshore Inc	227,300	3,127,648
World Fuel Services Corp	198,500	6,481,025

		78,297,074

Financials - 13.9%

Advance America Cash Advance Centers Inc	229,300	1,687,648
American Equity Investment Life Holding Co	129,300	1,131,375
American Financial Group Inc	167,100	5,191,797
Bank of Hawaii Corp	112,600	4,098,640
Cash America International Inc	115,300	5,898,748
CommonWealth REIT	85,800	1,627,626
CreXus Investment Corp REIT	66,800	593,184
Cullen/Frost Bankers Inc	96,100	4,407,146
Delphi Financial Group Inc ‘A’	165,700	3,565,864
Equity One Inc REIT	131,200	2,080,832
Franklin Street Properties Corp REIT	209,700	2,371,707
Healthcare Realty Trust Inc REIT	171,100	2,883,035
Infinity Property & Casualty Corp	26,500	1,390,720
Montpelier Re Holdings Ltd (Bermuda)	51,400	908,752
Omega Healthcare Investors Inc REIT	246,900	3,933,117
Prosperity Bancshares Inc	109,300	3,571,924
PS Business Parks Inc REIT	51,900	2,571,126
Raymond James Financial Inc	151,300	3,927,748
RLI Corp	49,800	3,166,284
Sovran Self Storage Inc REIT	62,700	2,330,559
Trustmark Corp	239,300	4,343,295

		61,681,127

Health Care - 7.3%

Invacare Corp	107,862	2,485,141
Owens & Minor Inc	167,900	4,781,792
PerkinElmer Inc	213,300	4,097,493
STERIS Corp	158,500	4,639,295
Teleflex Inc	94,400	5,075,888
The Cooper Cos Inc	80,154	6,344,189
The Ensign Group Inc	54,321	1,255,358
West Pharmaceutical Services Inc	100,400	3,724,840

		32,403,996

Industrials - 12.4%

Albany International Corp ‘A’	29,300	534,725
Alliant Techsystems Inc	86,200	4,698,762
Applied Industrial Technologies Inc	36,000	977,760
Barnes Group Inc	158,100	3,043,425
Belden Inc	140,900	3,633,811
Cascade Corp	18,085	603,858
Crane Co	122,950	4,388,085
Cubic Corp	39,500	1,543,265
Curtiss-Wright Corp	134,800	3,886,284
Elbit Systems Ltd (Israel)	21,400	849,580
Ennis Inc	93,500	1,221,110
Great Lakes Dredge & Dock Co	165,400	673,178
Harsco Corp	129,800	2,516,822
KBR Inc	166,500	3,934,395
Kennametal Inc	140,400	4,596,696
SkyWest Inc	29,100	334,941
Standex International Corp	20,593	641,060
The Brink’s Co	159,000	3,706,290
Triumph Group Inc	133,239	6,494,069
UniFirst Corp	32,148	1,455,983
Valmont Industries Inc	65,000	5,066,100

		54,800,199

Information Technology - 2.8%

AVX Corp	108,800	1,291,456
Diebold Inc	155,600	4,280,556
Himax Technologies Inc ADR (Cayman)	175,000	194,250
Jabil Circuit Inc	258,400	4,596,936
Micrel Inc	213,300	2,019,951

		12,383,149

Materials - 16.5%

A. Schulman Inc	81,900	1,391,481
AMCOL International Corp	43,300	1,038,767
Bemis Co Inc	183,100	5,366,661
Cabot Corp	153,600	3,806,208
Compass Minerals International Inc	74,000	4,941,720
Gold Resource Corp	174,000	2,897,100
HudBay Minerals Inc (Canada)	420,193	3,917,631
IAMGOLD Corp (NYSE) (Canada)	314,200	6,214,876
Innophos Holdings Inc	73,700	2,938,419
International Flavors & Fragrances Inc	79,000	4,441,380
Methanex Corp (NASDAQ) (Canada)	147,476	3,073,400
Neenah Paper Inc	51,660	732,539
NewMarket Corp	22,147	3,363,465
Quaker Chemical Corp	39,800	1,031,616
Rock-Tenn Co ‘A’	92,100	4,483,428
Royal Gold Inc	97,434	6,241,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Sensient Technologies Corp	143,700	$4,677,435
Sonoco Products Co	171,850	4,851,326
Steel Dynamics Inc	189,400	1,878,848
Stepan Co	15,986	1,073,939
The Scotts Miracle-Gro Co ‘A’	113,200	5,048,720

		73,410,581

Telecommunication Services - 0.4%

Cellcom Israel Ltd (Israel)	82,700	1,727,603

Utilities - 9.3%

AGL Resources Inc	115,000	4,685,100
AmeriGas Partners LP	29,400	1,293,306
Atmos Energy Corp	144,100	4,676,045
Avista Corp	117,900	2,811,915
Cleco Corp	53,369	1,822,018
Great Plains Energy Inc	131,200	2,532,160
OGE Energy Corp	105,400	5,037,066
Portland General Electric Co	66,100	1,565,909
Southwest Gas Corp	60,000	2,170,200
Suburban Propane Partners LP	56,500	2,622,165
UGI Corp	175,500	4,610,385
Vectren Corp	112,000	3,032,960
Westar Energy Inc	174,700	4,615,574

		41,474,803

Total Common Stocks
(Cost $380,116,071)		424,798,669

CLOSED-END MUTUAL FUND - 0.9%

Central Fund of Canada Ltd ‘A’ (Canada)	202,300	4,185,587

Total Closed-End Mutual Fund
(Cost $2,457,563)		4,185,587

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $18,165,134; collateralized by Federal Home Loan Bank: 0.000% due 03/30/12 and value $18,530,730)	$18,165,119	18,165,119

Total Short-Term Investment
(Cost $18,165,119)		18,165,119

TOTAL INVESTMENTS - 100.7%
(Cost $400,738,753)		447,149,375

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(3,073,104)

NET ASSETS - 100.0%		$444,076,271

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$424,798,669	$424,798,669	$-	$-
	Closed-End Mutual Fund	4,185,587	4,185,587	-	-
	Short-Term Investment	18,165,119	-	18,165,119	-

	Total	$447,149,375	$428,984,256	$18,165,119	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
WARRANTS - 0.2%

Health Care - 0.2%

Anadys Pharmaceuticals Inc Strike @ $2.75 Exp. 06/09/14 * ◊ + Δ	115,150	$2,178
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * ◊ + Δ	12,024	62,437
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ◊ + Δ	44,635	-
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * ◊ + Δ	33,925	16
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ◊ + Δ	27,500	682
Derma Sciences Inc Strike @ $9.90 Exp. 06/23/16 * ◊ + Δ	57,500	72,845
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ◊ + Δ	12,820	4,648
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 * ◊ + Δ	135,383	43,210

		186,016

Total Warrants
(Cost $19,882)		186,016

COMMON STOCKS - 94.6%

Health Care - 94.6%

Achillion Pharmaceuticals Inc *	123,400	582,448
Aegerion Pharmaceuticals Inc *	46,300	586,621
Aetna Inc	41,304	1,501,400
Akorn Inc *	2,570	20,072
Alexion Pharmaceuticals Inc *	131,598	8,430,168
Allergan Inc	22,610	1,862,612
Amarin Corp PLC ADR * (United Kingdom)	401,674	3,695,401
AMERIGROUP Corp *	12,123	472,918
AmerisourceBergen Corp	33,951	1,265,354
Anadys Pharmaceuticals Inc *	65,095	59,855
Antares Pharma Inc *	60,698	140,819
Ardea Biosciences Inc *	126,663	1,978,476
ARIAD Pharmaceuticals Inc *	302,427	2,658,333
BioMarin Pharmaceutical Inc *	199,518	6,358,639
Biosante Pharmaceuticals Inc *	211,181	481,493
Catalyst Health Solutions Inc *	15,475	892,753
Celgene Corp *	57,512	3,561,143
Celldex Therapeutics Inc *	231,682	529,393
Centene Corp *	19,533	560,011
CFR Pharmaceuticals SA ADR * ~ (Chile)	125,194	2,698,301
Chelsea Therapeutics International Ltd *	313,874	1,145,640
CIGNA Corp	36,542	1,532,572
Corcept Therapeutics Inc *	403,424	1,250,614
Cytori Therapeutics Inc *	54,688	161,330
DaVita Inc *	11,895	745,460
Dendreon Corp *	29,293	263,637
Derma Sciences Inc *	115,000	920,000
Elan Corp PLC ADR * (Ireland)	223,883	2,357,488
Endocyte Inc *	56,179	595,497
Express Scripts Inc *	34,531	1,280,064
GenMark Diagnostics Inc *	26,215	150,736
HealthSpring Inc *	28,718	1,047,058
HeartWare International Inc *	5,900	380,019
Hikma Pharmaceuticals PLC (United Kingdom)	142,450	1,260,878
Illumina Inc *	24,000	982,080
Impax Laboratories Inc *	165,860	2,970,553
Incyte Corp Ltd *	205,848	2,875,697
Inhibitex Inc *	102,764	252,799
Intercell AG * (Austria)	45,461	121,898
Ironwood Pharmaceuticals Inc ‘A’ *	147,421	1,592,147
Keryx Biopharmaceuticals Inc *	163,014	489,042
MAP Pharmaceuticals Inc *	165,608	2,421,189
Medivation Inc *	87,422	1,484,426
Mylan Inc *	91,389	1,553,613
Odontoprev SA (Brazil)	53,974	797,733
Onyx Pharmaceuticals Inc *	28,172	845,442
Pharmasset Inc *	53,712	4,424,258
QLT Inc * (Canada)	80,370	587,505
Rigel Pharmaceuticals Inc *	69,662	512,712
Sagent Pharmaceuticals Inc *	31,867	644,988
Salix Pharmaceuticals Ltd *	75,853	2,245,249
Sangamo Biosciences Inc *	29,434	128,038
Sanofi ADR (France)	51,989	1,705,239
SANUWAVE Health Inc *	135,383	365,534
Sequenom Inc *	139,359	709,337
Shire PLC ADR (United Kingdom)	44,738	4,202,240
Sinopharm Group Co Ltd ‘H’ (China)	7,300	19,056
Targacept Inc *	96,895	1,453,425
The Medicines Co *	57,863	861,001
Tornier NV * (Netherlands)	34,050	697,685
Tranzyme Inc *	183,800	487,070
United Therapeutics Corp *	85,629	3,210,231
UnitedHealth Group Inc	25,553	1,178,504
Universal Health Services Inc ‘B’	20,448	695,232
Ventrus Biosciences Inc *	85,623	773,176
Vertex Pharmaceuticals Inc *	68,747	3,061,991
Watson Pharmaceuticals Inc *	27,580	1,882,335
WuXi PharmaTech Inc ADR * (Cayman)	34,733	404,292

		98,062,920

Total Common Stocks
(Cost $79,054,458)		98,062,920

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $4,762,269; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $4,857,570)	$4,762,265	4,762,265

Total Short-Term Investment
(Cost $4,762,265)		4,762,265

TOTAL INVESTMENTS - 99.4%
(Cost $83,836,605)		103,011,201

OTHER ASSETS & LIABILITIES, NET - 0.6%		578,659

NET ASSETS - 100.0%		$103,589,860

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	49.2%
Pharmaceuticals	29.4%
Managed Health Care	6.8%
Health Care Services	2.8%
Life Sciences Tools & Services	2.0%
Health Care Equipment	1.6%
Health Care Distributors	1.2%
Health Care Supplies	1.1%
Other (each less than 1.0%)	0.7%

94.8%
Short-Term Investment	4.6%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $186,016 or 0.2% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(d)	As of September 30, 2011, 0.2% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of September 30, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Anadys Pharmaceuticals Inc Warrants (Exp. 06/09/14) Acq. 06/04/09	$-	$2,178	0.0%
Ardea Biosciences Inc Warrants (Exp. 12/19/13) Acq. 12/19/08	1,503	62,437	0.1%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	5,579	-	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) Acq. 02/23/07	4,750	16	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	682	0.0%
Derma Sciences Inc Warrants (Exp. 06/23/16) Acq. 06/17/11	8,050	72,845	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp. 10/19/15) Acq. 10/19/10	-	4,648	0.0%
SANUWAVE Health Inc Warrants (Exp. 04/08/16) Acq. 04/08/11	-	43,210	0.0%

	$19,882	$186,016	0.2%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$186,016	$-	$186,016	$-
	Common Stocks
	Health Care	98,062,920	93,962,787	4,100,133	-
	Short-Term Investment	4,762,265	-	4,762,265	-

	Total	$103,011,201	$93,962,787	$9,048,414	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 4.8%

Starwood Hotels & Resorts Worldwide Inc	651,012	$25,272,286

Financials - 91.5%

Acadia Realty Trust REIT	258,073	4,825,965
Apartment Investment & Management Co ‘A’ REIT	372,978	8,250,273
Ashford Hospitality Trust Inc REIT	300,580	2,110,072
AvalonBay Communities Inc REIT	156,790	17,881,899
BioMed Realty Trust Inc REIT	71,670	1,187,572
Boston Properties Inc REIT	300,845	26,805,289
BRE Properties Inc REIT	90,040	3,812,294
Brookfield Office Properties Inc (NYSE) (Canada)	814,911	11,221,324
Camden Property Trust REIT	140,201	7,747,507
CommonWealth REIT	111,518	2,115,496
Coresite Realty Corp REIT	73,550	1,055,443
Cousins Properties Inc REIT	613,565	3,589,355
CreXus Investment Corp REIT	123,550	1,097,124
DCT Industrial Trust Inc REIT	1,031,240	4,527,144
Douglas Emmett Inc REIT	130,670	2,234,457
Equity Lifestyle Properties Inc REIT	178,537	11,194,270
Equity One Inc REIT	2,160	34,258
Equity Residential REIT	955,172	49,544,772
Federal Realty Investment Trust REIT	90,096	7,424,811
Forest City Enterprises Inc ‘A’ *	1,162,673	12,394,094
General Growth Properties Inc REIT	1,830,399	22,147,828
HCP Inc REIT	678,698	23,795,152
Health Care REIT Inc	148,390	6,944,652
Healthcare Realty Trust Inc REIT	738,720	12,447,432
Host Hotels & Resorts Inc REIT	2,992,871	32,742,009
Hudson Pacific Properties Inc REIT	249,550	2,902,267
Kite Realty Group Trust REIT	134,290	491,501
Mack-Cali Realty Corp REIT	280,905	7,514,209
Omega Healthcare Investors Inc REIT	126,490	2,014,986
Parkway Properties Inc REIT	2,390	26,314
Plum Creek Timber Co Inc REIT	19,713	684,238
ProLogis Inc REIT	471,540	11,434,845
PS Business Parks Inc REIT	73,477	3,640,051
Public Storage REIT	217,517	24,220,518
Regency Centers Corp REIT	676,689	23,907,422
Retail Opportunity Investments Corp REIT	470,051	5,208,165
Senior Housing Properties Trust REIT	559,977	12,061,905
Simon Property Group Inc REIT	674,687	74,202,076
Sovran Self Storage Inc REIT	83,457	3,102,097
STAG Industrial Inc REIT	99,040	1,010,208
Starwood Property Trust Inc REIT	309,400	5,309,304
Vornado Realty Trust REIT	370,254	27,628,353
Winthrop Realty Trust REIT	208,360	1,810,648

		484,299,599

Health Care - 1.3%

Assisted Living Concepts Inc ‘A’	444,138	5,627,229
Capital Senior Living Corp *	219,920	1,356,906

		6,984,135

Total Common Stocks
(Cost $455,516,405)		516,556,020

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $14,495,634; collateralized by Freddie Mac: 0.000% due 04/10/12 and value $14,787,603)	$14,495,622	14,495,622

Total Short-Term Investment
(Cost $14,495,622)		14,495,622

TOTAL INVESTMENTS - 100.3%
(Cost $470,012,027)		531,051,642

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,489,611)

NET ASSETS - 100.0%		$529,562,031

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	25.1%
Specialized	22.7%
Residential	18.6%
Office	8.3%
Diversified	7.9%
Hotels, Resorts & Cruise Lines	4.8%
Real Estate Operating Companies	4.5%
Industrial	3.2%
Health Care Facilities	1.3%
Mortgage	1.2%

97.6%
Short-Term Investment	2.7%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$516,556,020	$516,556,020	$-	$-
	Short-Term Investment	14,495,622	-	14,495,622	-

	Total	$531,051,642	$516,556,020	$14,495,622	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 1.3%

The Walt Disney Co	14,900	$449,384
Virgin Media Inc	17,700	430,995

		880,379

Health Care - 1.6%

Hospira Inc *	6,400	236,800
Olympus Corp (Japan)	17,100	527,859
Sirona Dental Systems Inc *	8,400	356,244

		1,120,903

Industrials - 0.5%

Nidec Corp (Japan)	4,500	361,999

Information Technology - 92.6%

Advanced Micro Devices Inc *	529,169	2,688,179
Amdocs Ltd * (United Kingdom)	118,530	3,214,534
Amkor Technology Inc *	41,000	178,760
Analog Devices Inc	6,200	193,750
Apple Inc *	11,500	4,383,570
ASML Holding NV ‘NY’ (Netherlands)	62,300	2,151,842
Atmel Corp *	16,600	133,962
Avnet Inc *	47,600	1,241,408
BMC Software Inc *	63,849	2,462,017
Broadcom Corp ‘A’ *	25,900	862,211
Check Point Software Technologies Ltd * (Israel)	29,800	1,572,248
Dell Inc *	37,700	533,455
eBay Inc *	12,200	359,778
EMC Corp *	80,300	1,685,497
Intel Corp	154,994	3,306,022
Jabil Circuit Inc	37,400	665,346
JDA Software Group Inc *	52,600	1,232,944
KLA-Tencor Corp	89,000	3,406,920
Lam Research Corp *	35,100	1,333,098
Marvell Technology Group Ltd * (Bermuda)	38,928	565,624
Microsemi Corp *	47,500	759,050
Microsoft Corp	126,700	3,153,563
NetApp Inc *	78,600	2,667,684
Novellus Systems Inc *	58,000	1,581,080
Nuance Communications Inc *	130,500	2,656,980
Oracle Corp	112,500	3,233,250
Parametric Technology Corp *	129,100	1,985,558
QUALCOMM Inc	64,729	3,147,771
Quest Software Inc *	3,700	58,756
Spansion Inc ‘A’ *	34,725	424,339
Symantec Corp *	249,700	4,070,110
Synopsys Inc *	225,682	5,497,614
Toshiba Corp (Japan)	87,600	357,209
VeriFone Systems Inc *	14,400	504,288
Visa Inc ‘A’	19,000	1,628,680
Xerox Corp	205,000	1,428,850
Yandex NV ‘A’ * (Netherlands)	9,453	192,936

		65,518,883

Total Common Stocks
(Cost $70,653,312)		67,882,164

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $2,592,888; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $2,648,675)	$2,592,886	2,592,886

Total Short-Term Investment
(Cost $2,592,886)		2,592,886

TOTAL INVESTMENTS - 99.7%
(Cost $73,246,198)		70,475,050

OTHER ASSETS & LIABILITIES, NET - 0.3%		246,750

NET ASSETS - 100.0%		$70,721,800

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Systems Software	20.5%
Application Software	16.2%
Semiconductors	12.6%
Semiconductor Equipment	12.2%
Computer Hardware	7.5%
Computer Storage & Peripherals	6.2%
IT Consulting & Other Services	4.5%
Communications Equipment	4.5%
Data Processing & Outsourced Services	3.0%
Office Electronics	2.0%
Technology Distributors	1.8%
Health Care Equipment	1.2%
Other (each less than 1.0%)	3.8%

96.0%
Short-Term Investment	3.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$880,379	$880,379	$-	$-
	Health Care	1,120,903	593,044	527,859	-
	Industrials	361,999	-	361,999	-
	Information Technology	65,518,883	65,161,674	357,209	-

		67,882,164	66,635,097	1,247,067	-
	Short-Term Investment	2,592,886	-	2,592,886	-

	Total	$70,475,050	$66,635,097	$3,839,953	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

Lojas Americanas SA Exp. 10/26/11 * +	398	$-

Total Rights
(Cost $0)		-

PREFERRED STOCKS - 7.7%

Brazil - 7.0%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	597,940	18,404,593
Cia de Bebidas das Americas ADR	595,950	18,265,867
Lojas Americanas SA	1,950,932	14,733,804
Petroleo Brasileiro SA ADR	1,278,800	26,496,736
Vale SA ADR	771,760	16,206,960

		94,107,960

Colombia - 0.7%

Banco Davivienda SA	157,246	1,653,935
BanColombia SA ADR	131,970	7,350,729

		9,004,664

Total Preferred Stocks
(Cost $105,015,856)		103,112,624

COMMON STOCKS - 91.3%

Bermuda - 0.9%

Credicorp Ltd	75,093	6,923,575
Dairy Farm International Holdings Ltd	542,100	4,606,781

		11,530,356

Brazil - 6.7%

Anhanguera Educacional Participacoes SA	353,600	4,551,055
B2W Cia Global do Varejo	1,048,458	8,196,959
BM&FBOVESPA SA	5,194,043	24,281,685
Diagnosticos da America SA	638,040	5,426,012
Embraer SA ADR	637,263	16,167,362
Estacio Participacoes SA	754,100	6,617,551
Kroton Educacional SA *	308,300	2,943,218
Lojas Americanas SA	7,140	47,429
Multiplan Empreendimentos Imobiliarios SA	369,700	6,852,304
Natura Cosmeticos SA	762,950	12,984,656
Totvs SA	90,900	1,547,029

		89,615,260

Cayman - 7.7%

Ambow Education Holding Ltd ADR *	158,400	1,080,288
Baidu Inc ADR *	154,530	16,520,802
Ctrip.com International Ltd ADR *	404,730	13,016,117
Eurasia Drilling Co Ltd GDR ~	146,100	2,666,325
Eurasia Drilling Co Ltd GDR (LI) ~	211,590	3,849,852
Eurasia Drilling Co Ltd GDR (OTC) ~ Δ	12,200	221,977
Home Inns & Hotels Management Inc ADR *	171,790	4,427,028
Li Ning Co Ltd	4,663,000	4,667,425
NetEase.com Inc ADR *	141,800	5,411,088
New Oriental Education & Technology Group ADR *	123,360	2,833,579
Tencent Holdings Ltd	964,800	19,742,287
Tingyi Holding Corp	6,348,000	15,445,272
Want Want China Holdings Ltd	15,032,000	13,304,488

		103,186,528

Chile - 0.7%

Banco Santander Chile SA	66,250,912	4,774,553
Cencosud SA	977,095	5,236,620

		10,011,173

China - 1.5%

China Shenhua Energy Co Ltd ‘H’	3,870,000	15,163,633
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	3,341,859	1,543,922
Wumart Stores Inc ‘H’	1,428,000	2,799,672

		19,507,227

Colombia - 0.5%

Almacenes Exito SA	330,127	3,927,314
Almacenes Exito SA GDR ~	244,422	2,893,443

		6,820,757

Denmark - 1.7%

Carlsberg AS ‘B’	384,601	22,812,955

Egypt - 0.8%

Commercial International Bank SAE	1,415,366	5,449,164
Eastern Co SAE Δ	138,798	2,070,830
Egyptian Financial Group-Hermes Holding *	1,260,090	3,568,830
Medinet Nasr Housing *	82,811	157,596

		11,246,420

France - 1.5%

Casino Guichard-Perrachon SA	87,000	6,777,226
CFAO SA	269,076	9,649,049
Vallourec SA	60,730	3,480,818

		19,907,093

Hong Kong - 5.0%

AIA Group Ltd	4,891,800	13,907,753
CNOOC Ltd	14,857,000	23,795,790
Hang Lung Group Ltd	1,328,000	6,752,993
Hang Lung Properties Ltd	3,487,000	10,308,973
Hong Kong Exchanges & Clearing Ltd	841,900	12,080,733
Sun Art Retail Group Ltd *	134,000	137,958

		66,984,200

India - 14.7%

Asian Paints Ltd	84,600	5,443,432
Cipla Ltd	893,209	5,146,113
Colgate-Palmolive India Ltd	511,117	10,139,840
Dabur India Ltd	2,109,469	4,421,917
HDFC Bank Ltd ADR	532,490	15,522,084
Hindustan Unilever Ltd	2,559,444	17,731,972
Housing Development Finance Corp Ltd	2,016,328	26,073,086
ICICI Bank Ltd ADR	349,070	12,119,710
Infosys Ltd	1,078,137	54,593,123
Marico Ltd	2,128,094	6,250,587
Network 18 Media & Investments Ltd *	55,022	85,869
Sun Pharmaceutical Industries Ltd	1,148,456	10,778,553
Tata Consultancy Services Ltd	769,103	15,872,120
TV18 Broadcast Ltd *	897,551	758,123
Zee Entertainment Enterprises Ltd	5,255,634	12,471,902
Zee Learn Ltd *	577,028	225,155

		197,633,586

Indonesia - 1.8%

P.T. Astra International Tbk	1,831,270	12,934,007
P.T. Bank Central Asia Tbk	1,581,900	1,363,071
P.T. Kalbe Farma Tbk	6,461,000	2,333,538
P.T. Unilever Indonesia Tbk	4,343,500	8,057,934

		24,688,550

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Kenya - 0.1%

East African Breweries Ltd	688,554	$1,123,059

Luxembourg - 1.0%

Tenaris SA ADR	499,670	12,716,601

Malaysia - 0.2%

Genting Bhd	707,600	2,002,785

Mexico - 11.5%

America Movil SAB de CV ‘L’ ADR	2,469,930	54,536,054
Fomento Economico Mexicano SAB de CV	3,822,177	24,804,209
Fomento Economico Mexicano SAB de CV ADR	520,480	33,737,514
Grupo Financiero Inbursa SAB de CV ‘O’	3,661,137	6,121,936
Grupo Modelo SAB de CV ‘C’	662,301	3,743,111
Grupo Televisa SAB ADR	697,030	12,818,382
Wal-Mart de Mexico SAB de CV ‘V’	7,928,654	18,180,200

		153,941,406

Netherlands - 0.3%

Yandex NV ‘A’ *	199,080	4,063,223

Nigeria - 0.3%

Nigerian Breweries PLC	8,689,135	4,353,004

Philippines - 3.6%

Jollibee Foods Corp	3,873,938	7,449,312
Philippine Long Distance Telephone Co	168,460	8,409,915
SM Investments Corp	708,300	8,409,406
SM Prime Holdings Inc	85,823,320	23,860,736

		48,129,369

Russia - 4.3%

Magnit OJSC	242,811	20,855,247
Magnit OJSC GDR (LI) ~	258,130	4,871,127
NovaTek OAO GDR (LI) ~	209,100	23,831,565
NovaTek OAO GDR (OTC) ~ Δ	75,666	8,623,813

		58,181,752

South Africa - 4.8%

Anglo American Platinum Ltd	217,451	14,861,999
Impala Platinum Holdings Ltd	1,012,881	20,531,664
JSE Ltd	89,698	711,491
MTN Group Ltd	1,281,021	20,958,634
Standard Bank Group Ltd	593,439	6,800,916

		63,864,704

South Korea - 6.2%

E-Mart Co Ltd *	88,886	22,232,518
MegaStudy Co Ltd	34,777	3,491,493
NHN Corp *	267,291	50,391,689
Shinsegae Co Ltd	31,582	7,187,805

		83,303,505

Taiwan - 5.5%

Epistar Corp	5,846,500	10,184,876
HTC Corp	1,535,458	33,732,547
Synnex Technology International Corp	4,686,838	10,130,406
Taiwan Semiconductor Manufacturing Co Ltd	8,928,376	20,229,561

		74,277,390

Thailand - 0.6%

Siam Commercial Bank PCL	2,541,600	8,561,826

Turkey - 2.9%

Anadolu Efes Biracilik Ve Malt Sanayii AS	268,903	3,096,460
BIM Birlesik Magazalar AS	234,809	6,459,990
Enka Insaat ve Sanayi AS	5,137,638	12,409,530
Haci Omer Sabanci Holding AS	4,873,431	16,956,304

		38,922,284

United Arab Emirates - 1.0%

DP World Ltd *	1,249,015	12,692,958

United Kingdom - 5.5%

Anglo American PLC	480,781	16,580,033
Cairn Energy PLC *	2,488,210	10,783,616
Genting Singapore PLC *	3,400,000	3,951,188
Mail.ru Group Ltd GDR (LI) * ~	43,600	1,262,909
SABMiller PLC	493,440	16,037,790
Tullow Oil PLC	1,236,716	25,091,348

		73,706,884

Total Common Stocks
(Cost $1,142,929,612)		1,223,784,855

EQUITY-LINKED STRUCTURED SECURITIES - 0.2%

Vietnam - 0.2%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * Δ	461,370	2,769,666

Total Equity-Linked Structured Securities
(Cost $2,150,304)		2,769,666

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $2,993,399; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $3,053,473)	$2,993,397	2,993,397

Total Short-Term Investment
(Cost $2,993,397)		2,993,397

TOTAL INVESTMENTS - 99.4%
(Cost $1,253,089,169)		1,332,660,542

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,550,185

NET ASSETS - 100.0%		$1,341,210,727

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	24.9%
Information Technology	18.2%
Financials	16.8%
Energy	11.4%
Consumer Discretionary	10.1%
Telecommunication Services	6.3%
Materials	5.5%
Industrials	4.2%
Health Care	1.8%
Short-Term Investment	0.2%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of September 30, 2011, 1.0% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$103,112,624	$103,112,624	$-	$-
	Common Stocks
	Bermuda	11,530,356	6,923,575	4,606,781	-
	Brazil	89,615,260	89,615,260	-	-
	Cayman	103,186,528	45,955,227	57,231,301	-
	Chile	10,011,173	10,011,173	-	-
	China	19,507,227	-	19,507,227	-
	Colombia	6,820,757	3,927,314	2,893,443	-
	Denmark	22,812,955	-	22,812,955	-
	Egypt	11,246,420	-	11,246,420	-
	France	19,907,093	-	19,907,093	-
	Hong Kong	66,984,200	-	66,984,200	-
	India	197,633,586	27,641,794	169,991,792	-
	Indonesia	24,688,550	-	24,688,550	-
	Kenya	1,123,059	-	1,123,059	-
	Luxembourg	12,716,601	12,716,601	-	-
	Malaysia	2,002,785	-	2,002,785	-
	Mexico	153,941,406	153,941,406	-	-
	Netherlands	4,063,223	4,063,223	-	-
	Nigeria	4,353,004	4,353,004	-	-
	Philippines	48,129,369	-	48,129,369	-
	Russia	58,181,752	-	58,181,752	-
	South Africa	63,864,704	-	63,864,704	-
	South Korea	83,303,505	-	83,303,505	-
	Taiwan	74,277,390	-	74,277,390	-
	Thailand	8,561,826	-	8,561,826	-
	Turkey	38,922,284	-	38,922,284	-
	United Arab Emirates	12,692,958	-	12,692,958	-
	United Kingdom	73,706,884	-	73,706,884	-

		1,223,784,855	359,148,577	864,636,278	-
	Equity-Linked Structured Securities	2,769,666	-	2,769,666	-
	Short-Term Investment	2,993,397	-	2,993,397	-

	Total	$1,332,660,542	$462,261,201	$870,399,341	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Australia - 2.4%

QBE Insurance Group Ltd	1,527,954	$18,747,348
Westpac Banking Corp	1,651,640	31,744,645

		50,491,993

Austria - 0.4%

Erste Group Bank AG	298,622	7,611,566

Bermuda - 1.1%

Li & Fung Ltd	14,244,400	23,492,570

Brazil - 0.6%

BM&FBOVESPA SA	2,196,400	10,267,973
Tim Participacoes SA ADR	92,630	2,182,363

		12,450,336

Canada - 2.2%

Canadian National Railway Co (NYSE)	684,514	45,574,942

Czech Republic - 0.7%

Komercni Banka AS	81,870	15,260,967

France - 12.0%

Air Liquide SA	370,198	43,289,735
Danone SA	658,360	40,516,277
Dassault Systemes SA	147,206	10,394,154
Legrand SA	814,834	25,402,471
LVMH Moet Hennessy Louis Vuitton SA	380,888	50,508,329
Pernod-Ricard SA	398,079	31,212,683
Schneider Electric SA	848,236	45,667,789

		246,991,438

Germany - 10.7%

Bayer AG	567,056	31,163,118
Beiersdorf AG	683,769	36,617,676
Deutsche Boerse AG *	406,479	20,411,673
Linde AG	591,257	78,857,478
Merck KGaA	271,995	22,256,131
SAP AG	619,796	31,594,250

		220,900,326

Hong Kong - 2.3%

AIA Group Ltd	5,369,800	15,266,743
China Unicom Ltd	10,388,000	21,237,785
CNOOC Ltd	6,484,000	10,385,132

		46,889,660

India - 2.3%

ICICI Bank Ltd ADR	942,101	32,709,747
Infosys Ltd ADR	285,901	14,600,964

		47,310,711

Japan - 14.3%

Canon Inc	990,600	44,846,493
Denso Corp	937,900	30,061,438
FANUC Corp	183,100	25,208,978
Honda Motor Co Ltd	813,100	23,840,080
HOYA Corp	1,532,500	35,317,423
INPEX Corp	6,598	40,659,556
Lawson Inc	659,800	37,292,347
Nomura Holdings Inc	2,939,100	10,709,816
Shin-Etsu Chemical Co Ltd	944,600	46,314,402

		294,250,533

Netherlands - 7.9%

Akzo Nobel NV	713,325	31,534,586
Heineken NV	1,359,771	60,767,429
ING Groep NV CVA *	4,881,379	34,355,201
Randstad Holding NV	830,979	26,508,104
Wolters Kluwer NV	677,169	10,966,055

		164,131,375

Singapore - 0.8%

Keppel Corp Ltd	907,200	5,313,954
Singapore Telecommunications Ltd	4,056,680	9,794,468
Singapore Telecommunications Ltd Board Lot 10	169,000	408,269

		15,516,691

South Africa - 0.9%

MTN Group Ltd	1,124,822	18,403,080

South Korea - 1.7%

Samsung Electronics Co Ltd	51,294	35,932,122

Spain - 2.6%

Amadeus IT Holding SA ‘A’	1,394,740	22,389,429
Banco Santander SA	2,955,018	24,157,393
Red Electrica Corp SA	174,643	7,969,726

		54,516,548

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	556,240	16,615,517
Svenska Cellulosa AB ‘B’	548,214	6,665,422

		23,280,939

Switzerland - 11.8%

Cie Financiere Richemont SA ‘A’	345,544	15,338,947
Givaudan SA *	22,130	17,288,500
Julius Baer Group Ltd *	1,155,673	38,512,308
Nestle SA	1,244,003	68,383,247
Roche Holding AG (XVTX)	302,537	48,672,666
Sonova Holding AG *	142,739	12,880,513
Swiss Re AG *	325,271	15,138,777
UBS AG (XVTX) *	2,412,245	27,459,234

		243,674,192

Taiwan - 2.7%

Hon Hai Precision Industry Co Ltd	6,539,700	14,598,751
HTC Corp	464,650	10,207,917
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,715,898	31,042,714

		55,849,382

United Kingdom - 20.3%

Barclays PLC	3,546,761	8,706,680
BG Group PLC	774,073	14,740,131
Burberry Group PLC	757,184	13,706,164
Compass Group PLC	3,664,590	29,633,627
Diageo PLC	2,770,619	52,713,157
Hays PLC	7,722,951	8,286,740
HSBC Holdings PLC (LI)	7,910,185	60,286,235
Reckitt Benckiser Group PLC	896,809	45,339,896
Rio Tinto PLC	592,210	26,154,895
Royal Dutch Shell PLC ‘A’ (LI)	1,160,876	36,004,947
Smiths Group PLC	1,393,516	21,469,291
Standard Chartered PLC	1,807,677	36,080,122
Tesco PLC	6,328,046	37,015,603
WPP PLC	3,045,858	28,089,357

		418,226,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
United States - 0.5%

Synthes Inc ~	66,684	$10,782,143

Total Common Stocks
(Cost $2,190,609,437)		2,051,538,359

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.4%

Commercial Paper - 0.3%

HSBC USA Inc
0.061% due 10/03/11	$5,283,000	5,282,982

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $1,057,147; collateralized by Federal Home Loan Bank: 0.000% due 03/30/12 and value $1,079,460)	1,057,146	1,057,146

Total Short-Term Investments
(Cost $6,340,128)		6,340,128

TOTAL INVESTMENTS - 99.7%
(Cost $2,196,949,565)		2,057,878,487

OTHER ASSETS & LIABILITIES, NET - 0.3%		6,689,287

NET ASSETS - 100.0%		$2,064,567,774

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.8%
Financials	19.7%
Information Technology	12.2%
Materials	12.1%
Consumer Discretionary	11.7%
Industrials	9.6%
Health Care	6.1%
Energy	4.9%
Telecommunication Services	2.8%
Utilities	0.4%
Short-Term Investments	0.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Australia	$50,491,993	$-	$50,491,993	$-
	Austria	7,611,566	-	7,611,566	-
	Bermuda	23,492,570	-	23,492,570	-
	Brazil	12,450,336	12,450,336	-	-
	Canada	45,574,942	45,574,942	-	-
	Czech Republic	15,260,967	-	15,260,967	-
	France	246,991,438	-	246,991,438	-
	Germany	220,900,326	-	220,900,326	-
	Hong Kong	46,889,660	-	46,889,660	-
	India	47,310,711	47,310,711	-	-
	Japan	294,250,533	-	294,250,533	-
	Netherlands	164,131,375	-	164,131,375	-
	Singapore	15,516,691	-	15,516,691	-
	South Africa	18,403,080	-	18,403,080	-
	South Korea	35,932,122	-	35,932,122	-
	Spain	54,516,548	-	54,516,548	-
	Sweden	23,280,939	-	23,280,939	-
	Switzerland	243,674,192	-	243,674,192	-
	Taiwan	55,849,382	31,042,714	24,806,668	-
	United Kingdom	418,226,845	-	418,226,845	-
	United States	10,782,143	-	10,782,143	-

		2,051,538,359	136,378,703	1,915,159,656	-
	Short-Term Investments	6,340,128	-	6,340,128	-

	Total	$2,057,878,487	$136,378,703	$1,921,499,784	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Germany - 0.3%

Hugo Boss AG	44,440	$3,541,652

Total Preferred Stocks
(Cost $4,233,941)		3,541,652

COMMON STOCKS - 96.5%

Australia - 8.4%

Ausdrill Ltd	1,221,800	3,145,651
Australand Property Group REIT	587,737	1,282,258
Beach Energy Ltd	3,917,891	4,035,931
Bradken Ltd	202,009	1,268,355
BWP Trust REIT	1,134,095	1,833,746
Cabcharge Australia Ltd	200,051	831,680
Carnarvon Petroleum Ltd *	6,624,800	889,649
Challenger Ltd	921,372	3,737,167
Charter Hall Office REIT	790,040	2,532,442
Charter Hall Retail REIT	688,937	2,066,234
Coal & Allied Industries Ltd	22,931	2,735,961
Emeco Holdings Ltd	4,161,188	3,882,579
Flight Centre Ltd	144,857	2,351,815
GrainCorp Ltd	612,581	4,212,013
iiNET Ltd	458,524	955,496
Iluka Resources Ltd	539,053	6,302,446
Imdex Ltd	593,817	907,954
Industrea Ltd	839,242	968,927
Investa Office Fund REIT	7,363,073	4,263,626
JB Hi-Fi Ltd	308,848	4,473,334
Leighton Holdings Ltd	148,400	2,601,578
Lynas Corp Ltd *	1,058,800	1,070,022
Medusa Mining Ltd	360,096	2,353,782
Mineral Resources Ltd	250,374	2,398,202
Mount Gibson Iron Ltd	2,685,729	3,393,826
NRW Holdings Ltd	1,385,567	3,035,920
OrotonGroup Ltd	94,014	691,252
PanAust Ltd *	1,304,894	3,122,472
SP AusNet	4,225,637	3,791,263
Spark Infrastructure Group ~	2,669,400	3,195,922
Spotless Group Ltd	1,265,473	2,169,443
St. Barbara Ltd *	2,264,926	4,471,748
TPG Telecom Ltd	621,714	841,679
Virgin Blue Holdings Ltd *	9,614,346	2,868,009

		88,682,382

Austria - 1.0%

Andritz AG	66,055	5,416,095
Austriamicrosystems AG	20,830	818,641
Oesterreichische Post AG	133,194	3,792,768

		10,027,504

Bermuda - 2.0%

Catlin Group Ltd	410,528	2,366,770
First Pacific Co Ltd	2,959,200	2,583,634
Giordano International Ltd	5,056,000	3,302,524
Johnson Electric Holdings Ltd	3,935,000	1,963,403
Lancashire Holdings Ltd	560,999	6,007,016
Northern Offshore Ltd Δ	659,008	1,099,864
Orient Overseas International Ltd	346,500	1,386,812
Signet Jewelers Ltd (LI) *	66,456	2,229,825
Sinolink Worldwide Holdings Ltd *	2,128,000	148,433

		21,088,281

Canada - 9.2%

Alacer Gold Corp *	322,308	3,232,212
B2Gold Corp *	834,700	3,106,527
Calfrac Well Services Ltd	108,125	2,526,941
Canfor Pulp Products Inc	98,500	1,170,269
Canyon Services Group Inc	269,900	2,338,670
Capital Power Corp	126,900	3,081,978
Capstone Mining Corp *	476,700	1,100,882
Celestica Inc *	500,000	3,631,072
Dundee Precious Metals Inc *	379,500	2,958,789
Ensign Energy Services Inc	192,400	2,524,573
Ithaca Energy Inc *	1,475,200	2,294,662
Keyera Corp	140,467	6,085,697
Labrador Iron Ore Royalty Corp	112,000	3,533,467
Manitoba Telecom Services Inc	70,000	2,165,665
Methanex Corp (TSE)	102,600	2,137,378
Minefinders Corp *	175,200	2,419,261
Neo Material Technologies Inc *	227,100	1,382,668
Nevsun Resources Ltd	696,300	3,508,411
Open Range Energy Corp *	479,600	4,027,560
Pacific Rubiales Energy Corp	114,300	2,421,472
Pan American Silver Corp	74,100	1,996,224
Parkland Fuel Corp	328,400	2,807,963
Progress Energy Resources Corp	262,600	3,230,188
Quebecor Inc ‘B’	106,000	3,358,336
Russel Metals Inc	230,800	4,587,808
Sandvine Corp * Δ	1,268,100	1,827,303
SEMAFO Inc *	369,460	3,049,746
TELUS Corp	102,000	4,998,282
The Jean Coutu Group PJC Inc ‘A’	234,000	2,708,674
TransForce Inc	57,200	564,958
Transglobe Energy Corp *	6,100	49,131
Trican Well Service Ltd	168,800	2,393,709
Trinidad Drilling Ltd	379,900	2,193,334
Westjet Airlines Ltd Δ	224,000	2,742,552
Zarlink Semiconductor Inc *	1,079,200	4,078,282

		96,234,644

Cayman - 0.7%

AMVIG Holdings Ltd	2,232,000	1,258,542
Hutchison Telecommunications Hong Kong Holdings Ltd	12,020,000	4,207,932
Polarcus Ltd *	3,638,193	1,829,996

		7,296,470

Cyprus - 0.2%

Songa Offshore SE *	626,408	1,938,171

Denmark - 0.9%

H Lundbeck AS	293,100	5,573,223
Royal UNIBREW AS	41,465	2,110,473
TDC AS	279,500	2,280,428

		9,964,124

Finland - 0.8%

Orion OYJ ‘B’	286,806	5,773,352
Sponda OYJ	698,282	2,625,720

		8,399,072

France - 6.3%

ALTEN	83,559	2,252,211
Altran Technologies SA *	724,565	3,210,744
Arkema SA	71,000	4,123,242
Eiffage SA	59,800	1,843,706
Faurecia	91,776	1,957,545
JCDecaux SA *	123,200	3,056,001
Legrand SA	79,649	2,483,060
Mercialys SA	88,822	3,163,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Neopost SA	79,259	$5,824,598
Nexity SA	81,800	2,262,688
Plastic Omnium SA	98,289	2,314,919
Publicis Groupe SA	53,025	2,219,985
Safran SA	98,898	3,038,104
SCOR SE	200,855	4,330,136
Societe BIC SA	73,355	6,241,499
Societe Television Francaise 1	150,667	1,872,075
Technip SA	32,150	2,572,898
Ubisoft Entertainment SA *	340,819	1,838,158
Valeo SA	35,332	1,483,683
Wendel SA	63,442	3,977,569
Zodiac Aerospace	72,931	5,618,598

		65,685,138

Germany - 6.2%

Aareal Bank AG *	236,587	3,660,192
Adidas AG	45,450	2,742,285
Bertrandt AG Δ	58,524	2,771,941
Bilfinger Berger SE	32,753	2,438,436
Brenntag AG	37,569	3,266,801
Deutz AG *	576,427	3,171,077
Drillisch AG	312,118	3,026,075
Duerr AG	129,865	4,190,808
Freenet AG	195,042	2,289,856
GEA Group AG	77,800	1,817,830
Gerresheimer AG	88,632	3,670,867
Hannover Rueckversicherung AG	113,372	5,129,540
Infineon Technologies AG	754,370	5,555,523
Jenoptik AG *	188,176	1,167,017
Kabel Deutschland Holding AG *	52,474	2,828,593
Kloeckner & Co SE	179,800	2,195,262
Leoni AG	99,656	3,196,827
MTU Aero Engines Holding AG	61,650	3,865,111
Software AG	75,598	2,389,265
Stada Arzneimittel AG	122,400	2,580,950
Suedzucker AG	126,705	3,595,204

		65,549,460

Hong Kong - 0.9%

Dah Chong Hong Holdings Ltd	1,887,000	1,883,060
PCCW Ltd	5,796,000	2,144,032
Techtronic Industries Co Ltd	2,864,000	1,922,505
Television Broadcasts Ltd	562,000	3,064,003

		9,013,600

Ireland - 0.6%

DCC PLC	96,037	2,409,298
Irish Continental Group PLC	58,000	1,109,669
Kenmare Resources PLC * Δ	3,190,200	1,666,658
United Drug PLC	419,051	1,287,738

		6,473,363

Italy - 2.7%

Amplifon SPA	789,479	3,867,590
Banca Generali SPA	83,552	791,260
Brembo SPA	418,737	3,690,886
Danieli & Co SPA	91,246	1,875,623
DiaSorin SPA	51,007	1,881,863
Iren SPA	1,205,900	1,410,886
MARR SPA	119,128	1,232,195
Mediolanum SPA	743,381	2,695,472
Pirelli & C SPA	369,900	2,624,917
Recordati SPA	694,860	6,041,274
Societa Iniziative Autostradali e Servizi SPA	275,535	2,122,204

		28,234,170

Japan - 24.1%

Aeon Credit Service Co Ltd	427,800	6,562,017
Aiful Corp *	1,647,150	2,357,379
Asahi Holdings Inc	144,800	3,067,111
Bando Chemical Industries Ltd Δ	429,000	1,624,241
Calsonic Kansei Corp	775,000	4,681,581
Capcom Co Ltd	140,100	3,499,732
Cawachi Ltd	12,200	240,618
Century Tokyo Leasing Corp	150,200	2,960,963
Circle K Sunkus Co Ltd	343,000	5,764,793
Dainippon Screen Manufacturing Co Ltd	432,000	2,641,699
Dainippon Sumitomo Pharma Co Ltd	451,300	4,966,291
EDION Corp	461,000	3,849,734
Fields Corp Δ	1,330	2,377,278
Fuji Oil Co Ltd	247,900	4,088,443
Futaba Industrial Co Ltd	402,300	3,089,030
Geo Corp	1,817	2,178,264
Gulliver International Co Ltd	61,880	2,706,760
Hitachi Capital Corp	265,800	3,303,606
Hokuetsu Kishu Paper Co Ltd	420,000	3,013,238
Idemitsu Kosan Co Ltd	44,700	4,007,527
IT Holdings Corp	185,600	1,791,960
Ito En Ltd	134,100	2,452,294
JFE Shoji Holdings Inc	452,000	1,987,394
JVC Kenwood Holdings Inc *	611,600	2,431,833
Kanematsu Corp *	3,121,000	2,673,194
Kawai Musical Instruments Manufacturing Co Ltd Δ	1,429,000	2,976,033
Kiyo Holdings Inc Δ	2,067,000	3,197,002
KYORIN Holdings Inc	186,000	3,874,956
Lion Corp	396,000	2,380,823
Maeda Road Construction Co Ltd Δ	549,000	6,020,342
Maruha Nichiro Holdings Inc	2,237,000	4,390,890
MCJ Co Ltd Δ	1,385,500	2,242,315
Ministop Co Ltd	106,300	1,999,080
Mitsubishi Gas Chemical Co Inc	472,000	2,901,780
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,793,840
MTI Ltd Δ	2,428	3,092,776
Nichi-iko Pharmaceutical Co Ltd	134,600	3,578,575
Nichiha Corp Δ	379,100	4,248,208
Nichii Gakkan Co	302,700	3,416,843
Nihon Kohden Corp	82,000	2,205,026
Nippo Corp	505,000	4,438,071
Nippon Carbon Co Ltd	1,291,000	4,056,170
Nippon Piston Ring Co Ltd *	603,000	1,236,629
Nishimatsu Construction Co Ltd	534,000	832,898
Nissin Electric Co Ltd	328,000	2,449,489
NS Solutions Corp	138,800	3,160,762
Oenon Holdings Inc	123,000	296,265
Oki Electric Industry Co Ltd *	2,039,000	1,843,976
PanaHome Corp	364,000	2,478,786
Promise Co Ltd *	479,300	4,014,157
Sasebo Heavy Industries Co Ltd Δ	1,074,000	1,761,568
Seino Holdings Corp	226,000	1,834,845
Shindengen Electric Manufacturing Co Ltd	290,000	1,201,724
Shinko Plantech Co Ltd	277,600	2,596,461
Ship Healthcare Holdings Inc	321,100	7,924,512
Showa Corp *	549,000	3,241,245
SKY Perfect JSAT Holdings Inc	6,860	3,565,546
Sohgo Security Services Co Ltd	98,200	1,101,405
Star Micronics Co Ltd	271,800	2,668,068
Sumitomo Real Estate Sales Co Ltd	87,630	3,688,626
Suruga Bank Ltd	473,000	4,599,146
Taihei Kogyo Co Ltd	329,000	1,557,781
TBK Co Ltd	109,000	478,505
The Gunma Bank Ltd	754,000	4,198,158
The Higo Bank Ltd	242,000	1,455,867
The Keiyo Bank Ltd	739,000	3,991,774
The Musashino Bank Ltd	114,500	4,090,407
The Nishi-Nippon City Bank Ltd	1,417,000	4,352,535
The Okinawa Electric Power Co Inc	72,300	3,232,615
The San-In Godo Bank Ltd	227,000	1,750,302
Toagosei Co Ltd	849,000	4,149,324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Tokyo Tatemono Co Ltd	690,000	$2,094,894
Tokyu REIT Inc	809	4,342,432
Toshiba Machine Co Ltd	205,000	853,695
Tosoh Corp	1,465,000	4,577,301
Touei Housing Corp	213,900	2,210,382
Toyo Tire & Rubber Co Ltd	1,157,000	2,886,936
Tsubakimoto Chain Co	620,000	3,224,560
Tsugami Corp	543,000	2,127,720
Tsuruha Holdings Inc	32,700	1,813,215
U-Shin Ltd	8,900	72,024
Uniden Corp	747,000	2,701,032
United Arrows Ltd	286,700	5,458,223
West Holdings Corp	249,000	2,185,328
Zeon Corp	272,000	2,493,417

		252,924,245

Luxembourg - 0.3%

AZ Electronic Materials SA	369,900	1,270,704
Millicom International Cellular SA SDR	23,800	2,383,522

		3,654,226

Netherlands - 1.9%

Aalberts Industries NV	197,357	2,943,518
AMG Advanced Metallurgical Group NV *	157,253	1,578,507
ASM International NV	81,064	2,015,270
Delta Lloyd NV	78,000	1,232,000
Koninklijke Ten Cate NV	85,782	2,639,437
Nutreco Holding NV	57,295	3,572,486
SBM Offshore NV	227,260	3,940,952
Vastned Retail NV REIT	52,543	2,500,067

		20,422,237

New Zealand - 0.3%

Telecom Corp of New Zealand Ltd	1,791,800	3,543,207

Norway - 1.0%

Atea ASA	252,100	2,001,826
Fred Olsen Energy ASA	90,149	2,565,560
Kongsberg Gruppen ASA	92,669	1,604,521
Statoil Fuel & Retail ASA *	536,386	3,963,919

		10,135,826

Singapore - 0.7%

Mapletree Logistics Trust REIT	4,018,000	2,599,150
StarHub Ltd	825,000	1,795,145
UOL Group Ltd	929,000	2,926,312

		7,320,607

South Korea - 4.4%

Capro Corp	80,320	1,659,867
Chong Kun Dang Pharm Corp	147,810	2,480,800
Daesang Corp	199,940	2,074,073
Dongbu Insurance Co Ltd	72,800	3,065,952
Dongyang Mechtronics Corp	257,890	3,034,504
GS Home Shopping Inc	15,289	1,360,979
Halla Climate Control Corp	14,110	288,162
Handsome Co Ltd	116,790	2,455,988
Hotel Shilla Co Ltd	86,980	2,578,200
IsuPetasys Co Ltd	767,750	3,223,049
KP Chemical Corp	135,027	1,711,209
LG International Corp	70,560	2,471,349
Mando Corp	20,055	3,233,759
Paradise Co Ltd	396,776	2,777,174
Seah Besteel Corp	77,565	4,059,086
Sejong Industrial Co Ltd	180,830	2,006,177
Simm Tech Co Ltd	249,144	2,340,872
Sungwoo Hitech Co Ltd	160,792	2,863,370
Youngone Corp	135,580	2,234,672

		45,919,242

Spain - 1.9%

Almirall SA	246,766	1,740,770
Bolsas y Mercados Espanoles SA	102,483	2,752,188
Construcciones y Auxiliar de Ferrocarriles SA	8,316	4,216,975
Endesa SA	111,216	2,583,352
Grupo Empresarial Ence SA	886,456	2,274,816
Red Electrica Corp SA	93,965	4,288,035
Viscofan SA	61,489	2,216,866

		20,073,002

Sweden - 3.5%

AarhusKarlshamn AB Δ	110,745	2,610,171
Billerud AB	466,500	3,131,152
Castellum AB	557,512	6,790,561
Fabege AB	446,885	3,374,272
Intrum Justitia AB	175,384	2,146,068
Lundin Petroleum AB *	156,200	2,637,701
Meda AB ‘A’	504,681	4,598,680
NCC AB ‘B’	253,116	4,108,051
Saab AB ‘B’	210,200	3,777,042
Trelleborg AB ‘B’	505,689	3,253,092

		36,426,790

Switzerland - 2.4%

Ascom Holding AG	65,936	626,504
Baloise Holding AG	85,305	6,234,226
Banque Cantonale Vaudoise	6,439	3,318,182
Bucher Industries AG	16,900	2,629,026
Galenica AG	6,112	3,129,031
Helvetia Holding AG	5,350	1,626,413
OC Oerlikon Corp AG *	577,860	3,281,853
Schmolz + Bickenbach AG *	392,642	2,614,124
Vontobel Holding AG	59,670	1,501,606

		24,960,965

United Kingdom - 15.4%

Aberdeen Asset Management PLC	2,138,890	5,721,522
Afren PLC *	1,662,819	2,085,463
BBA Aviation PLC	647,868	1,681,689
Beazley PLC	2,962,101	5,362,006
Bellway PLC	560,356	5,409,791
Bunzl PLC	343,630	4,081,423
Cable & Wireless Communications PLC	4,399,849	2,533,094
Cape PLC	188,852	1,329,258
Carillion PLC	616,500	3,180,820
Cookson Group PLC	343,256	2,301,221
Daily Mail & General Trust PLC	743,700	4,190,117
Dairy Crest Group PLC	399,108	2,171,142
Fenner PLC	674,518	3,252,154
Ferrexpo PLC	850,392	3,471,828
Firstgroup PLC	779,836	3,865,684
GKN PLC	1,737,001	4,695,985
Go-Ahead Group PLC	186,593	3,827,926
Greene King PLC	300,900	2,032,827
Gulfsands Petroleum PLC *	694,081	1,996,671
Halfords Group PLC	392,971	1,775,128
Henderson Group PLC	881,400	1,402,157
Howden Joinery Group PLC *	2,488,134	3,957,761
IG Group Holdings PLC	908,867	6,280,221
IMI PLC	277,572	3,053,615
Inmarsat PLC	395,109	3,001,972
ITV PLC *	5,759,962	5,284,935
Lamprell PLC	355,776	1,421,996
London Stock Exchange Group PLC	340,633	4,274,203
Melrose PLC	875,775	3,951,162
Micro Focus International PLC	672,234	3,361,027
Mondi PLC	570,699	4,186,576
Morgan Crucible Co PLC	1,373,464	5,210,565
New World Resources PLC ‘A’	211,800	1,512,076

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Northgate PLC *	690,681	$2,683,560
Persimmon PLC	743,705	5,253,555
Petropavlovsk PLC	274,988	2,536,597
Renishaw PLC	142,700	2,245,828
Rightmove PLC	258,335	4,800,121
Senior PLC	484,788	1,086,909
SIG PLC *	1,856,403	2,670,923
Spectris PLC	163,071	2,953,673
Stagecoach Group PLC	810,717	3,091,123
TT electronics PLC	679,500	1,639,919
TUI Travel PLC	468,755	1,080,167
Tullett Prebon PLC	949,435	4,996,445
Victrex PLC	161,100	2,721,684
WH Smith PLC	819,314	6,291,946
William Hill PLC	1,566,742	5,504,855

		161,421,320

United States - 0.7%

Gran Tierra Energy Inc *	425,600	2,018,544
Virgin Media Inc	206,100	5,018,535

		7,037,079

Total Common Stocks
(Cost $1,068,414,307)		1,012,425,125

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $23,351,226; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $23,823,083)	$23,351,207	23,351,207

Total Short-Term Investment
(Cost $23,351,207)		23,351,207

TOTAL INVESTMENTS - 99.0%
(Cost $1,095,999,455)		1,039,317,984

OTHER ASSETS & LIABILITIES, NET - 1.0%		10,378,120

NET ASSETS - 100.0%		$1,049,696,104

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Industrials	20.1%
Consumer Discretionary	18.7%
Financials	16.4%
Materials	10.6%
Information Technology	7.4%
Energy	6.8%
Health Care	6.5%
Consumer Staples	4.8%
Telecommunication Services	3.4%
Short-Term Investment	2.2%
Utilities	2.1%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of September 30, 2011, 3.8% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	8,811,000	11/11	SSB	$162,917
Sell	GBP	6,136,000	11/11	SSB	(50,197)

Total Forward Foreign Currency Contracts					$112,720

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$3,541,652	$-	$3,541,652	$-
	Common Stocks
	Australia	88,682,382	-	88,682,382	-
	Austria	10,027,504	-	10,027,504	-
	Bermuda	21,088,281	-	21,088,281	-
	Canada	96,234,644	93,002,432	3,232,212	-
	Cayman	7,296,470	-	7,296,470	-
	Cyprus	1,938,171	-	1,938,171	-
	Denmark	9,964,124	-	9,964,124	-
	Finland	8,399,072	-	8,399,072	-
	France	65,685,138	-	65,685,138	-
	Germany	65,549,460	-	65,549,460	-
	Hong Kong	9,013,600	-	9,013,600	-
	Ireland	6,473,363	-	6,473,363	-
	Italy	28,234,170	-	28,234,170	-
	Japan	252,924,245	-	252,924,245	-
	Luxembourg	3,654,226	-	3,654,226	-
	Netherlands	20,422,237	-	20,422,237	-
	New Zealand	3,543,207	-	3,543,207	-
	Norway	10,135,826	-	10,135,826	-
	Singapore	7,320,607	-	7,320,607	-
	South Korea	45,919,242	-	45,919,242	-
	Spain	20,073,002	-	20,073,002	-
	Sweden	36,426,790	-	36,426,790	-
	Switzerland	24,960,965	-	24,960,965	-
	United Kingdom	161,421,320	-	161,421,320	-
	United States	7,037,079	7,037,079	-	-

		1,012,425,125	100,039,511	912,385,614	-
	Short-Term Investment	23,351,207	-	23,351,207	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	162,917	-	162,917	-

	Total Assets	1,039,480,901	100,039,511	939,441,390	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(50,197)	-	(50,197)	-

	Total Liabilities	(50,197)	-	(50,197)	-

	Total	$1,039,430,704	$100,039,511	$939,391,193	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Bilbao Vizcaya Argentaria SA Exp. 10/17/11 *	1,639,541	$241,623

Total Rights
(Cost $222,805)		241,623

PREFERRED STOCKS - 1.0%

Germany - 1.0%

Volkswagen AG	96,724	12,796,569

Total Preferred Stocks
(Cost $16,261,603)		12,796,569

COMMON STOCKS - 98.1%

Australia - 0.8%

QBE Insurance Group Ltd	861,036	10,564,547

Austria - 0.6%

Erste Group Bank AG	304,631	7,764,729

Belgium - 1.6%

KBC Groep NV	363,640	8,369,702
Solvay SA	144,067	13,552,533

		21,922,235

Canada - 0.6%

First Quantum Minerals Ltd	566,050	7,535,449

Cayman - 0.5%

China Resources Land Ltd	6,816,000	7,153,409

China - 0.8%

China Construction Bank Corp ‘H’	17,016,000	10,153,579

Finland - 1.1%

UPM-Kymmene OYJ	1,295,642	14,584,749

France - 10.9%

BNP Paribas	494,293	19,565,283
Bouygues SA	213,596	7,068,420
GDF Suez	771,151	23,036,840
PPR SA	87,112	11,237,514
Sanofi	589,202	38,686,450
Schneider Electric SA	403,316	21,713,945
Sodexo	227,403	14,984,448
Suez Environnement Co	672,668	9,375,420

		145,668,320

Germany - 11.5%

Allianz SE	330,538	31,103,879
BASF SE	244,527	14,836,683
Bayer AG	498,955	27,420,561
Commerzbank AG *	3,985,210	10,032,221
Daimler AG (XETR)	339,117	15,020,950
Deutsche Boerse AG *	172,895	8,682,063
Deutsche Telekom AG	1,405,948	16,538,522
E.ON AG	1,102,971	24,054,617
Hamburger Hafen und Logistik AG	60,853	1,688,119
Lanxess AG	94,898	4,561,712

		153,939,327

Italy - 1.5%

Snam Rete Gas SPA	4,292,615	19,815,267

Japan - 21.7%

Amada Co Ltd	1,478,000	9,629,347
Bridgestone Corp	556,800	12,625,111
Canon Inc	321,800	14,568,546
East Japan Railway Co	171,400	10,407,331
Fujitsu Ltd	4,367,000	20,572,354
Japan Tobacco Inc	5,464	25,492,169
JX Holdings Inc	3,370,800	18,919,005
KDDI Corp	3,103	21,311,661
Marubeni Corp	1,963,000	10,977,430
Mitsubishi Electric Corp	1,318,000	11,672,744
Mitsui & Co Ltd	641,400	9,283,645
Nippon Telegraph & Telephone Corp	451,600	21,704,216
Nissan Motor Co Ltd	2,774,900	24,522,499
Sumitomo Corp	1,938,200	23,964,677
Sumitomo Mitsui Financial Group Inc	1,292,500	36,477,063
Toyota Motor Corp	540,500	18,476,689

		290,604,487

Netherlands - 5.4%

European Aeronautic Defence & Space Co NV	581,060	16,301,945
ING Groep NV CVA *	3,042,179	21,410,891
Koninklijke KPN NV	1,005,824	13,241,210
Unilever NV CVA	658,778	20,866,142

		71,820,188

Norway - 1.0%

DnB NOR ASA	1,270,984	12,688,525

Singapore - 1.2%

Singapore Telecommunications Ltd Board Lot 10	6,709,000	16,207,557

South Africa - 0.7%

African Bank Investments Ltd	2,315,448	9,413,587

South Korea - 1.4%

Samsung Electronics Co Ltd	27,208	19,059,562

Spain - 2.5%

Banco Bilbao Vizcaya Argentaria SA	1,639,541	13,359,139
Repsol YPF SA	772,276	20,347,862

		33,707,001

Sweden - 2.5%

Nordea Bank AB	2,271,499	18,354,313
Telefonaktiebolaget LM Ericsson ‘B’	1,602,693	15,356,390

		33,710,703

Switzerland - 4.8%

Credit Suisse Group AG *	491,919	12,764,894
Holcim Ltd *	316,290	16,721,375
Novartis AG	625,422	34,904,520

		64,390,789

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Taiwan - 0.7%

Hon Hai Precision Industry Co Ltd	4,262,500	$9,515,295

United Kingdom - 26.3%

Barclays PLC	3,778,297	9,275,061
BP PLC	4,153,928	24,914,869
British American Tobacco PLC	585,956	24,835,714
BT Group PLC	4,542,317	12,176,236
Cairn Energy PLC *	2,145,769	9,299,516
Centrica PLC	3,448,209	15,851,200
Experian PLC	907,563	10,210,276
GlaxoSmithKline PLC	1,804,252	37,251,451
Glencore International PLC	487,233	3,015,612
HSBC Holdings PLC (LI)	1,128,501	8,600,693
InterContinental Hotels Group PLC	761,023	12,354,170
International Power PLC	2,830,355	13,407,897
Lloyds Banking Group PLC *	15,348,087	8,138,479
Man Group PLC	2,721,138	7,037,506
Petropavlovsk PLC	413,149	3,811,049
Prudential PLC	2,309,513	19,767,547
Royal Dutch Shell PLC ‘A’ (LI)	2,114,026	65,567,205
Standard Chartered PLC	498,478	9,949,315
Tullow Oil PLC	401,134	8,138,484
Vodafone Group PLC	18,404,542	47,526,890

		351,129,170

Total Common Stocks
(Cost $1,634,210,483)		1,311,348,475

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $16,288,655; collateralized by Federal Home Loan Bank 0.000% due 03/30/12 and value $16,616,688)	$16,288,641	16,288,641

Total Short-Term Investment
(Cost $16,288,641)		16,288,641

TOTAL INVESTMENTS - 100.3%
(Cost $1,666,983,532)		1,340,675,308

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(4,200,372)

NET ASSETS - 100.0%		$1,336,474,936

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.5%
Telecommunication Services	11.1%
Energy	11.0%
Health Care	10.4%
Industrials	10.0%
Consumer Discretionary	9.1%
Utilities	7.9%
Information Technology	5.9%
Materials	5.9%
Consumer Staples	5.3%
Short-Term Investment	1.2%

100.3%
Other Assets & Liabilities, Net	(0.3%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	6,930,195	11/11	CSF	($491,263)
Buy	AUD	126,938,712	11/11	RBC	(16,225,619)
Sell	AUD	7,039,711	11/11	BRC	609,164
Sell	AUD	5,405,466	11/11	RBC	522,478
Sell	AUD	11,273,915	11/11	RBS	721,779
Sell	AUD	3,651,640	11/11	SSB	192,432
Buy	CAD	6,106,125	11/11	WBC	(206,284)
Sell	CAD	11,123,063	11/11	HSB	1,107,139
Buy	CHF	2,104,823	11/11	CIT	(361,928)
Buy	CHF	57,157,119	11/11	HSB	(8,317,586)
Sell	CHF	15,614,292	11/11	RBC	2,958,188
Buy	EUR	15,019,709	11/11	BRC	(1,260,335)
Buy	EUR	12,480,795	11/11	CSF	(1,132,509)
Buy	EUR	14,009,004	11/11	MER	(1,267,327)
Buy	EUR	16,148,989	11/11	RBC	(1,429,343)
Buy	EUR	14,777,059	11/11	WBC	(1,011,314)
Sell	EUR	121,700,696	11/11	CIT	11,048,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	9,858,395	11/11	CSF	$1,007,514
Sell	EUR	3,958,190	11/11	HSB	113,499
Sell	EUR	17,758,745	11/11	RBC	1,197,145
Buy	GBP	2,694,071	11/11	BRC	(191,409)
Buy	GBP	7,921,525	11/11	CSF	(540,576)
Buy	GBP	3,440,439	11/11	RBC	(8,942)
Buy	GBP	7,073,860	11/11	RBS	(565,550)
Sell	GBP	53,852,328	11/11	BRC	3,780,992
Sell	GBP	3,051,444	11/11	CSF	237,702
Sell	GBP	2,813,013	11/11	MER	199,930
Sell	GBP	3,063,195	11/11	WBC	261,353
Sell	GBP	2,037,267	11/11	WBC	(5,035)
Buy	HKD	334,145,237	11/11	BRC	26,841
Sell	HKD	93,643,307	11/11	WBC	(5,457)
Buy	JPY	155,325,716	11/11	BRC	(5,757)
Buy	JPY	608,113,475	11/11	CIT	92,458
Buy	JPY	209,861,536	11/11	CSF	(19,116)
Buy	JPY	510,745,787	11/11	HSB	(57,205)
Buy	JPY	1,256,413,582	11/11	RBC	(71,966)
Buy	JPY	241,375,244	11/11	WBC	(18,778)
Sell	JPY	587,134,752	11/11	BRC	64,436
Sell	JPY	598,685,338	11/11	BRC	(70,103)
Sell	JPY	707,928,152	11/11	MER	48,775
Sell	JPY	469,009,741	11/11	RBC	30,456
Sell	JPY	1,476,914,715	11/11	WBC	83,751
Sell	NOK	14,062,131	11/11	BRC	179,107
Buy	SEK	105,350,447	11/11	BRC	(1,128,134)
Sell	SEK	38,042,152	11/11	CSF	342,307
Sell	SEK	36,869,881	11/11	RBC	6,951
Buy	SGD	14,196,418	11/11	BRC	(924,401)
Sell	SGD	3,902,017	11/11	WBC	165,898

Total Forward Foreign Currency Contracts					($10,316,781)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$241,623	$241,623	$-	$-
	Preferred Stocks (1)	12,796,569	-	12,796,569	-
	Common Stocks
	Australia	10,564,547	-	10,564,547	-
	Austria	7,764,729	-	7,764,729	-
	Belgium	21,922,235	-	21,922,235	-
	Canada	7,535,449	7,535,449	-	-
	Cayman	7,153,409	-	7,153,409	-
	China	10,153,579	-	10,153,579	-
	Finland	14,584,749	-	14,584,749	-
	France	145,668,320	-	145,668,320	-
	Germany	153,939,327	-	153,939,327	-
	Italy	19,815,267	-	19,815,267	-
	Japan	290,604,487	-	290,604,487	-
	Netherlands	71,820,188	-	71,820,188	-
	Norway	12,688,525	-	12,688,525	-
	Singapore	16,207,557	-	16,207,557	-
	South Africa	9,413,587	-	9,413,587	-
	South Korea	19,059,562	-	19,059,562	-
	Spain	33,707,001	-	33,707,001	-
	Sweden	33,710,703	-	33,710,703	-
	Switzerland	64,390,789	-	64,390,789	-
	Taiwan	9,515,295	-	9,515,295	-
	United Kingdom	351,129,170	-	351,129,170	-

		1,311,348,475	7,535,449	1,303,813,026	-
	Short-Term Investment	16,288,641	-	16,288,641	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	24,999,156	-	24,999,156	-

	Total Assets	1,365,674,464	7,777,072	1,357,897,392	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(35,315,937)	-	(35,315,937)	-

	Total Liabilities	(35,315,937)	-	(35,315,937)	-

	Total	$1,330,358,527	$7,777,072	$1,322,581,455	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	16,464,593	$248,779,999

TOTAL INVESTMENTS - 100.0%
(Cost $243,124,911)		248,779,999

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(110,272)

NET ASSETS - 100.0%		$248,669,727

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Mutual Fund	$248,779,999	$248,779,999	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at
http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	5,576,615	$62,097,297
PD High Yield Bond Market Portfolio ‘P’	625,039	6,913,925
PD Large-Cap Growth Index Portfolio ‘P’	911,448	12,062,922
PD Large-Cap Value Index Portfolio ‘P’	1,160,155	14,332,201
PD Small-Cap Growth Index Portfolio ‘P’	157,106	2,034,031
PD Small-Cap Value Index Portfolio ‘P’	255,288	3,020,979
PD International Large-Cap Portfolio ‘P’	931,181	10,751,201
PD Emerging Markets Portfolio ‘P’	63,021	811,593

Total Affiliated Mutual Funds (Cost $114,944,325)		112,024,149

TOTAL INVESTMENTS - 100.0%
(Cost $114,944,325)		112,024,149

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(28,996)

NET ASSETS - 100.0%		$111,995,153

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	7,616,501	$84,812,036
PD High Yield Bond Market Portfolio ‘P’	1,075,541	11,897,199
PD Large-Cap Growth Index Portfolio ‘P’	2,762,932	36,567,123
PD Large-Cap Value Index Portfolio ‘P’	3,520,487	43,491,020
PD Small-Cap Growth Index Portfolio ‘P’	485,514	6,285,901
PD Small-Cap Value Index Portfolio ‘P’	751,947	8,898,236
PD International Large-Cap Portfolio ‘P’	2,889,017	33,355,915
PD Emerging Markets Portfolio ‘P’	494,327	6,366,002

Total Affiliated Mutual Funds (Cost $237,743,231)		231,673,432

TOTAL INVESTMENTS - 100.0%
(Cost $237,743,231)		231,673,432

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(52,403)

NET ASSETS - 100.0%		$231,621,029

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$112,024,149	$112,024,149	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$231,673,432	$231,673,432	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	3,194,222	$35,568,630
PD Large-Cap Growth Index Portfolio ‘P’	2,316,087	30,653,173
PD Large-Cap Value Index Portfolio ‘P’	2,844,400	35,138,851
PD Small-Cap Growth Index Portfolio ‘P’	678,494	8,784,389
PD Small-Cap Value Index Portfolio ‘P’	868,484	10,277,289
PD International Large-Cap Portfolio ‘P’	2,405,617	27,774,695
PD Emerging Markets Portfolio ‘P’	526,585	6,781,418

Total Affiliated Mutual Funds (Cost $162,817,718)		154,978,445

TOTAL INVESTMENTS - 100.0%
(Cost $162,817,718)		154,978,445

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(35,240)

NET ASSETS - 100.0%		$154,943,205

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	56,827,100	$589,209,453
Floating Rate Loan Portfolio ‘P’	38,815,694	284,413,732
High Yield Bond Portfolio ‘P’	33,866,768	203,858,573
Inflation Managed Portfolio ‘P’	29,091,901	372,187,443
Inflation Protected Portfolio ‘P’ *	24,984,699	263,728,317
Managed Bond Portfolio ‘P’ *	63,502,117	753,322,823
Short Duration Bond Portfolio ‘P’	42,079,316	398,374,101
Comstock Portfolio ‘P’ *	12,631,729	95,038,062
Equity Index Portfolio ‘P’ *	2,623,430	65,714,465
Large-Cap Growth Portfolio ‘P’ *	11,966,464	65,918,371
Large-Cap Value Portfolio ‘P’ *	12,440,080	129,715,384
Long/Short Large-Cap Portfolio ‘P’ *	7,842,064	64,465,335
Mid-Cap Equity Portfolio ‘P’ *	7,458,821	92,929,088
International Large-Cap Portfolio ‘P’ *	16,271,656	91,706,600
International Value Portfolio ‘P’ *	6,697,652	60,539,335

Total Affiliated Mutual Funds (Cost $3,634,475,581)		3,531,121,082

TOTAL INVESTMENTS - 100.0%
(Cost $3,634,475,581)		3,531,121,082

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(296,681)

NET ASSETS - 100.0%		$3,530,824,401

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$154,978,445	$154,978,445	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,531,121,082	$3,531,121,082	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	48,435,197	$502,198,352
Floating Rate Loan Portfolio ‘P’	32,940,027	241,361,030
High Yield Bond Portfolio ‘P’	31,919,903	192,139,556
Inflation Managed Portfolio ‘P’	26,551,967	339,692,770
Inflation Protected Portfolio ‘P’ *	20,365,882	214,973,966
Managed Bond Portfolio ‘P’ *	58,336,221	692,040,026
Short Duration Bond Portfolio ‘P’	34,694,002	328,455,714
American Funds Growth Portfolio ‘P’ *	4,858,567	36,017,977
Comstock Portfolio ‘P’ *	18,837,986	141,732,432
Dividend Growth Portfolio ‘P’ *	8,210,310	73,718,827
Equity Index Portfolio ‘P’ *	4,417,382	110,651,296
Growth LT Portfolio ‘P’ *	2,089,111	36,044,439
Large-Cap Growth Portfolio ‘P’ *	13,487,583	74,297,590
Large-Cap Value Portfolio ‘P’ *	17,399,347	181,426,734
Long/Short Large-Cap Portfolio ‘P’ *	13,184,810	108,385,136
Main Street Core Portfolio ‘P’ *	4,297,698	75,157,684
Mid-Cap Equity Portfolio ‘P’ *	5,533,468	68,941,208
Mid-Cap Growth Portfolio ‘P’ *	7,730,733	69,327,699
Mid-Cap Value Portfolio ‘P’ *	5,588,619	66,558,308
Small-Cap Equity Portfolio ‘P’ *	2,889,389	33,569,815
Emerging Markets Portfolio ‘P’ *	2,524,490	34,017,952
International Large-Cap Portfolio ‘P’ *	24,269,536	136,782,423
International Small-Cap Portfolio ‘P’ *	9,533,052	68,662,599
International Value Portfolio ‘P’ *	7,480,419	67,614,679

Total Affiliated Mutual Funds (Cost $4,117,500,720)		3,893,768,212

TOTAL INVESTMENTS - 100.0%
(Cost $4,117,500,720)		3,893,768,212

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(340,747)

NET ASSETS - 100.0%		$3,893,427,465

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	118,732,518	$1,231,073,247
Floating Rate Loan Portfolio ‘P’	60,534,734	443,555,372
High Yield Bond Portfolio ‘P’	93,884,171	565,129,007
Inflation Managed Portfolio ‘P’	73,245,862	937,071,449
Inflation Protected Portfolio ‘P’ *	59,925,182	632,545,831
Managed Bond Portfolio ‘P’ *	176,636,402	2,095,429,865
Short Duration Bond Portfolio ‘P’	47,825,293	452,772,526
American Funds Growth Portfolio ‘P’ *	18,582,005	137,753,849
American Funds Growth-Income Portfolio ‘P’ *	50,579,279	419,309,505
Comstock Portfolio ‘P’ *	86,523,292	650,980,224
Dividend Growth Portfolio ‘P’ *	30,168,389	270,876,289
Equity Index Portfolio ‘P’ *	21,402,528	536,113,368
Growth LT Portfolio ‘P’ *	15,358,156	264,981,629
Large-Cap Growth Portfolio ‘P’ *	73,450,143	404,606,872
Large-Cap Value Portfolio ‘P’ *	89,491,906	933,151,348
Long/Short Large-Cap Portfolio ‘P’ *	63,865,926	525,006,975
Main Street Core Portfolio ‘P’ *	15,443,347	270,071,638
Mid-Cap Equity Portfolio ‘P’ *	30,482,276	379,777,215
Mid-Cap Growth Portfolio ‘P’ *	28,415,954	254,828,710
Mid-Cap Value Portfolio ‘P’ *	30,779,794	366,575,522
Small-Cap Equity Portfolio ‘P’ *	10,608,434	123,252,072
Small-Cap Growth Portfolio ‘P’ *	12,189,358	121,732,417
Small-Cap Value Portfolio ‘P’ *	10,598,119	131,494,301
Emerging Markets Portfolio ‘P’ *	27,830,216	375,017,138
International Large-Cap Portfolio ‘P’ *	111,492,609	628,369,223
International Small-Cap Portfolio ‘P’ *	52,551,603	378,507,280
International Value Portfolio ‘P’ *	41,230,837	372,680,963

Total Affiliated Mutual Funds (Cost $15,126,609,247)		13,902,663,835

TOTAL INVESTMENTS - 100.0%
(Cost $15,126,609,247)		13,902,663,835

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,247,438)

NET ASSETS - 100.0%		$13,901,416,397

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,893,768,212	$3,893,768,212	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$13,902,663,835	$13,902,663,835	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	65,283,274	$676,886,946
Inflation Managed Portfolio ‘P’	42,944,285	549,408,005
Inflation Protected Portfolio ‘P’ *	39,524,402	417,203,501
Managed Bond Portfolio ‘P’ *	88,805,036	1,053,490,230
Short Duration Bond Portfolio ‘P’	42,080,051	398,381,060
American Funds Growth Portfolio ‘P’ *	32,515,006	241,043,269
American Funds Growth-Income Portfolio ‘P’ *	44,252,104	366,856,317
Comstock Portfolio ‘P’ *	91,458,066	688,108,268
Dividend Growth Portfolio ‘P’ *	39,505,462	354,712,115
Equity Index Portfolio ‘P’ *	23,644,996	592,285,095
Growth LT Portfolio ‘P’ *	13,351,039	230,351,869
Large-Cap Growth Portfolio ‘P’ *	65,065,545	358,419,538
Large-Cap Value Portfolio ‘P’ *	78,823,917	821,913,925
Long/Short Large-Cap Portfolio ‘P’ *	56,345,089	463,182,271
Main Street Core Portfolio ‘P’ *	20,599,786	360,246,900
Mid-Cap Equity Portfolio ‘P’ *	44,765,973	557,737,110
Mid-Cap Growth Portfolio ‘P’ *	37,532,719	336,586,066
Mid-Cap Value Portfolio ‘P’ *	27,126,956	323,071,628
Small-Cap Equity Portfolio ‘P’ *	46,743,676	543,082,524
Small-Cap Growth Portfolio ‘P’ *	21,491,463	214,630,465
Small-Cap Value Portfolio ‘P’ *	9,332,762	115,794,604
Real Estate Portfolio ‘P’ *	17,096,149	229,093,046
Emerging Markets Portfolio ‘P’ *	32,678,989	440,355,223
International Large-Cap Portfolio ‘P’ *	117,855,183	664,228,514
International Small-Cap Portfolio ‘P’ *	61,718,112	444,529,821
International Value Portfolio ‘P’ *	48,435,533	437,803,411

Total Affiliated Mutual Funds (Cost $13,310,343,619)		11,879,401,721

TOTAL INVESTMENTS - 100.0%
(Cost $13,310,343,619)		11,879,401,721

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,069,564)

NET ASSETS - 100.0%		$11,878,332,157

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	5,723,845	$59,347,455
Managed Bond Portfolio ‘P’ *	9,731,579	115,445,293
American Funds Growth Portfolio ‘P’ *	7,314,397	54,223,768
American Funds Growth-Income Portfolio ‘P’ *	9,954,716	82,526,028
Comstock Portfolio ‘P’ *	23,378,446	175,893,749
Dividend Growth Portfolio ‘P’ *	8,603,589	77,250,007
Equity Index Portfolio ‘P’ *	6,198,944	155,277,767
Growth LT Portfolio ‘P’ *	2,899,744	50,030,666
Large-Cap Growth Portfolio ‘P’ *	18,986,189	104,587,169
Large-Cap Value Portfolio ‘P’ *	19,737,343	205,805,519
Long/Short Large-Cap Portfolio ‘P’ *	15,380,471	126,434,472
Main Street Core Portfolio ‘P’ *	4,474,896	78,256,508
Mid-Cap Equity Portfolio ‘P’ *	11,765,087	146,580,659
Mid-Cap Growth Portfolio ‘P’ *	10,968,627	98,364,500
Mid-Cap Value Portfolio ‘P’ *	7,919,882	94,322,752
Small-Cap Equity Portfolio ‘P’ *	10,236,248	118,927,908
Small-Cap Growth Portfolio ‘P’ *	4,705,911	46,996,886
Small-Cap Index Portfolio ‘P’	4,916,112	47,186,560
Small-Cap Value Portfolio ‘P’ *	4,090,419	50,751,154
Real Estate Portfolio ‘P’ *	5,620,148	75,311,507
Emerging Markets Portfolio ‘P’ *	8,945,498	120,542,192
International Large-Cap Portfolio ‘P’ *	34,415,149	193,962,814
International Small-Cap Portfolio ‘P’ *	16,903,260	121,747,132
International Value Portfolio ‘P’ *	13,259,383	119,850,095

Total Affiliated Mutual Funds (Cost $2,915,060,985)		2,519,622,560

TOTAL INVESTMENTS - 100.0%
(Cost $2,915,060,985)		2,519,622,560

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(225,961)

NET ASSETS - 100.0%		$2,519,396,599

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$11,879,401,721	$11,879,401,721	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,519,622,560	$2,519,622,560	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 21.6%

Consumer Discretionary - 1.5%

AutoZone Inc 4.000% due 11/15/20	$50,000	$50,249
CBS Corp 8.875% due 05/15/19	25,000	32,011
Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	100,000	109,918
Comcast Corp
5.700% due 07/01/19	100,000	116,908
6.950% due 08/15/37	100,000	120,551
Cox Communications Inc 5.450% due 12/15/14	25,000	27,715
DIRECTV Holdings LLC
3.550% due 03/15/15	88,000	91,895
5.200% due 03/15/20	35,000	37,817
6.375% due 03/01/41	50,000	56,282
Discovery Communications Inc 5.050% due 06/01/20	50,000	54,826
Johnson Controls Inc 5.000% due 03/30/20	50,000	55,334
Lowe’s Cos Inc 6.875% due 02/15/28	50,000	65,660
Macy’s Retail Holdings Inc 5.750% due 07/15/14	60,000	64,153
McDonald’s Corp
3.500% due 07/15/20	50,000	53,697
4.875% due 07/15/40	10,000	11,512
NBCUniversal Media LLC
3.650% due 04/30/15	100,000	105,349
6.400% due 04/30/40	25,000	29,324
News America Inc
6.400% due 12/15/35	50,000	54,441
6.900% due 03/01/19	50,000	58,569
6.900% due 08/15/39	50,000	57,268
Nordstrom Inc 6.750% due 06/01/14	20,000	22,624
Omnicom Group Inc 4.450% due 08/15/20	50,000	50,604
Princeton University 5.700% due 03/01/39	50,000	66,449
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,984
Staples Inc 9.750% due 01/15/14	50,000	58,002
Target Corp
6.000% due 01/15/18	100,000	121,418
7.000% due 01/15/38	25,000	34,443
The Home Depot Inc
5.400% due 03/01/16	50,000	56,664
5.875% due 12/16/36	75,000	87,842
The Walt Disney Co 4.500% due 12/15/13	100,000	108,093
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	27,204
5.850% due 04/15/40	25,000	28,389
Time Warner Cable Inc
5.000% due 02/01/20	50,000	53,274
5.875% due 11/15/40	50,000	51,543
6.750% due 06/15/39	50,000	57,517
7.500% due 04/01/14	100,000	113,218
Time Warner Inc
3.150% due 07/15/15	100,000	103,578
4.700% due 01/15/21	50,000	52,435
7.700% due 05/01/32	50,000	63,759
TJX Cos Inc 4.200% due 08/15/15	25,000	27,416
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	28,550
Viacom Inc
5.625% due 09/15/19	25,000	28,279
6.875% due 04/30/36	50,000	59,913
Yum! Brands Inc
4.250% due 09/15/15	25,000	26,869
6.875% due 11/15/37	25,000	32,959

		2,678,505

Consumer Staples - 1.5%

Altria Group Inc
7.750% due 02/06/14	100,000	113,986
9.950% due 11/10/38	50,000	71,615
Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	150,000	153,164
4.125% due 01/15/15	50,000	54,252
6.375% due 01/15/40	50,000	66,808
Archer-Daniels-Midland Co 5.765% due 03/01/41	50,000	63,071
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	12,492
CVS Caremark Corp
6.125% due 09/15/39	50,000	59,036
6.600% due 03/15/19	25,000	30,490
Diageo Capital PLC (United Kingdom) 7.375% due 01/15/14	100,000	113,693
Dr Pepper Snapple Group Inc 2.350% due 12/21/12	25,000	25,386
General Mills Inc 5.400% due 06/15/40	45,000	53,304
Kellogg Co
3.250% due 05/21/18	65,000	68,472
7.450% due 04/01/31	25,000	36,350
Kimberly-Clark Corp 7.500% due 11/01/18	50,000	66,212
Kraft Foods Inc
5.375% due 02/10/20	100,000	113,512
6.125% due 02/01/18	100,000	117,656
6.500% due 02/09/40	25,000	30,749
Lorillard Tobacco Co 3.500% due 08/04/16	45,000	45,142
PepsiCo Inc
3.100% due 01/15/15	100,000	106,028
5.000% due 06/01/18	100,000	116,343
Philip Morris International Inc 6.875% due 03/17/14	100,000	113,590
Reynolds American Inc 7.250% due 06/01/13	50,000	54,576
Safeway Inc 3.950% due 08/15/20	60,000	60,652
Sara Lee Corp 6.125% due 11/01/32	25,000	25,199
The Clorox Co 3.550% due 11/01/15	25,000	26,052
The Coca-Cola Co 1.800% due 09/01/16 ~	100,000	100,477
The Kroger Co 3.900% due 10/01/15	100,000	107,019
The Procter & Gamble Co
3.500% due 02/15/15	50,000	53,797
5.500% due 02/01/34	50,000	63,088
Unilever Capital Corp 5.900% due 11/15/32	50,000	66,661
Wal-Mart Stores Inc
1.500% due 10/25/15	100,000	100,993
3.200% due 05/15/14	50,000	53,192

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
3.250% due 10/25/20	$100,000	$103,950
6.500% due 08/15/37	150,000	200,135
Walgreen Co 5.250% due 01/15/19	25,000	29,669

		2,676,811

Energy - 2.2%

Anadarko Petroleum Corp
6.375% due 09/15/17	100,000	112,407
6.450% due 09/15/36	50,000	53,179
Apache Corp
5.250% due 02/01/42	25,000	28,505
6.000% due 01/15/37	25,000	31,299
Baker Hughes Inc 5.125% due 09/15/40	50,000	57,640
BP Capital Markets PLC (United Kingdom) 3.625% due 05/08/14	150,000	157,613
Buckeye Partners LP 5.500% due 08/15/19	25,000	27,447
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	114,003
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	50,000	57,890
Chevron Corp 4.950% due 03/03/19	50,000	59,717
ConocoPhillips
4.600% due 01/15/15	100,000	109,682
5.750% due 02/01/19	50,000	59,943
6.500% due 02/01/39	50,000	66,720
Devon Energy Corp 6.300% due 01/15/19	50,000	60,772
Devon Financing Corp ULC (Canada) 7.875% due 09/30/31	50,000	70,372
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	28,001
El Paso Natural Gas Co 5.950% due 04/15/17	50,000	56,537
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,008
7.500% due 04/15/38	50,000	63,397
Encana Corp (Canada) 5.900% due 12/01/17	100,000	114,025
Energy Transfer Partners LP 9.000% due 04/15/19	50,000	60,379
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	102,265
Enterprise Products Operating LLC
6.125% due 10/15/39	15,000	16,430
6.500% due 01/31/19	100,000	118,057
9.750% due 01/31/14	25,000	29,273
EOG Resources Inc 5.625% due 06/01/19	100,000	118,704
EQT Corp 8.125% due 06/01/19	25,000	30,389
Halliburton Co 7.450% due 09/15/39	25,000	35,952
Hess Corp
5.600% due 02/15/41	50,000	54,288
7.125% due 03/15/33	50,000	63,747
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	54,913
Kinder Morgan Energy Partners LP
5.625% due 02/15/15	35,000	38,829
6.850% due 02/15/20	50,000	59,204
6.950% due 01/15/38	50,000	56,042
Marathon Oil Corp 6.000% due 10/01/17	50,000	57,258
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	57,198
NuStar Logistics LP 4.800% due 09/01/20	25,000	26,324
Occidental Petroleum Corp 4.100% due 02/01/21	100,000	108,850
Petro-Canada (Canada) 6.800% due 05/15/38	100,000	121,637
Petrobras International Finance Co (Cayman)
5.750% due 01/20/20	25,000	26,200
6.875% due 01/20/40	50,000	53,250
7.875% due 03/15/19	100,000	117,000
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15	50,000	52,875
5.500% due 01/21/21	100,000	106,000
Rowan Cos Inc 7.875% due 08/01/19	30,000	35,516
Shell International Finance BV (Netherlands)
3.100% due 06/28/15	100,000	106,315
6.375% due 12/15/38	50,000	68,570
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	28,310
Statoil ASA (Norway) 5.250% due 04/15/19	100,000	118,281
Total Capital SA (France) 3.000% due 06/24/15	100,000	105,860
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	100,000	127,279
7.625% due 01/15/39	50,000	68,324
Transocean Inc (Cayman) 6.000% due 03/15/18	100,000	106,729
Valero Energy Corp 6.125% due 02/01/20	50,000	55,643
Weatherford International Ltd (Bermuda) 9.625% due 03/01/19	100,000	129,519
Williams Partners LP
3.800% due 02/15/15	50,000	52,233
6.300% due 04/15/40	20,000	22,268

		3,935,068

Financials - 8.8%

ACE INA Holdings Inc
2.600% due 11/23/15	100,000	101,301
5.900% due 06/15/19	15,000	17,548
Aflac Inc 6.900% due 12/17/39	15,000	15,479
African Development Bank (Multi-National) 1.750% due 10/01/12	25,000	25,315
American Express Co
4.875% due 07/15/13	25,000	26,270
7.000% due 03/19/18	100,000	118,580
American Express Credit Corp
2.750% due 09/15/15	100,000	100,640
2.800% due 09/19/16	100,000	99,687
American International Group Inc
5.050% due 10/01/15	100,000	98,007
5.850% due 01/16/18	100,000	99,425
8.175% due 05/15/68 §	50,000	44,313
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	24,613
Aon Corp 5.000% due 09/30/20	50,000	54,357
Asian Development Bank (Multi-National)
2.625% due 02/09/15	150,000	159,418
2.750% due 05/21/14	50,000	52,805
AXA SA (France) 8.600% due 12/15/30	25,000	28,108
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	51,433
Bank of America Corp
5.625% due 07/01/20	100,000	92,379
6.500% due 08/01/16	100,000	99,467

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

Bank of Nova Scotia (Canada)
2.375% due 12/17/13	$50,000	$51,433
3.400% due 01/22/15	50,000	52,684
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	100,000	97,888
5.000% due 09/22/16	150,000	150,598
BB&T Corp
3.375% due 09/25/13	50,000	51,832
3.950% due 04/29/16	50,000	52,959
Berkshire Hathaway Finance Corp
2.450% due 12/15/15	100,000	102,621
5.750% due 01/15/40	25,000	28,286
BlackRock Inc
3.500% due 12/10/14	25,000	26,597
5.000% due 12/10/19	100,000	109,958
BNP Paribas (France) 3.250% due 03/11/15	100,000	97,308
Boston Properties Inc 5.875% due 10/15/19	25,000	27,517
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	101,445
Capital One Bank USA NA 8.800% due 07/15/19	50,000	59,056
Capital One Capital V 10.250% due 08/15/39	25,000	25,531
Capital One Capital VI 8.875% due 05/15/40	40,000	40,866
Capital One Financial Corp 7.375% due 05/23/14	15,000	16,771
Caterpillar Financial Services Corp
1.900% due 12/17/12	65,000	65,928
2.000% due 04/05/13	50,000	50,650
2.650% due 04/01/16	100,000	103,702
Citibank NA 1.750% due 12/28/12	100,000	101,776
Citigroup Funding Inc 1.875% due 10/22/12	100,000	101,606
Citigroup Inc
4.875% due 05/07/15	100,000	100,051
5.000% due 09/15/14	100,000	98,184
5.300% due 10/17/12	150,000	153,760
6.000% due 08/15/17	100,000	106,333
6.125% due 11/21/17	100,000	107,076
8.125% due 07/15/39	100,000	120,503
CME Group Inc 5.400% due 08/01/13	50,000	53,545
CNA Financial Corp 7.350% due 11/15/19	15,000	16,656
Comerica Inc 3.000% due 09/16/15	100,000	99,490
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	30,837
Credit Suisse NY (Switzerland)
4.375% due 08/05/20	100,000	97,076
5.500% due 05/01/14	100,000	105,819
6.000% due 02/15/18	100,000	101,712
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	71,042
Deutsche Bank AG (Germany)
2.375% due 01/11/13	100,000	99,347
5.375% due 10/12/12	100,000	103,159
Discover Bank 8.700% due 11/18/19	100,000	114,554
Duke Realty Corp 6.750% due 03/15/20	25,000	26,035
Eksportfinans ASA (Norway) 3.000% due 11/17/14	50,000	52,860
ERP Operating LP 4.750% due 07/15/20	100,000	104,493
European Bank for Reconstruction & Development (Multi-National) 5.000% due 05/19/14	100,000	110,884
European Investment Bank (Multi-National)
1.125% due 08/15/14	200,000	202,534
1.500% due 05/15/14	150,000	153,229
2.250% due 03/15/16	150,000	157,142
2.875% due 01/15/15	50,000	53,262
3.000% due 04/08/14	100,000	105,717
4.250% due 07/15/13	100,000	106,512
4.875% due 02/15/36	25,000	29,434
5.125% due 05/30/17	150,000	178,841
Fifth Third Bancorp
5.450% due 01/15/17	50,000	53,249
8.250% due 03/01/38	25,000	30,061
First Horizon National Corp 5.375% due 12/15/15	50,000	50,683
FleetBoston Financial Corp 6.875% due 01/15/28	25,000	24,919
General Electric Capital Corp
2.625% due 12/28/12	100,000	102,862
4.625% due 01/07/21	100,000	104,129
5.250% due 10/19/12	175,000	182,981
5.900% due 05/13/14	200,000	218,863
6.750% due 03/15/32	100,000	114,731
6.875% due 01/10/39	100,000	115,428
General Motors Acceptance Corp 2.200% due 12/19/12	100,000	102,264
Genworth Financial Inc 7.700% due 06/15/20	50,000	44,201
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	90,998
HCP Inc 5.650% due 12/15/13	125,000	131,371
Health Care REIT Inc 6.200% due 06/01/16	100,000	107,635
Healthcare Realty Trust Inc 6.500% due 01/17/17	25,000	27,035
Hospitality Properties Trust 7.875% due 08/15/14	25,000	27,165
HSBC Bank USA NA 4.875% due 08/24/20	100,000	94,078
HSBC Finance Corp
6.375% due 11/27/12	100,000	103,681
6.676% due 01/15/21 ~	111,000	109,421
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	100,000	98,675
Inter-American Development Bank (Multi-National)
3.500% due 03/15/13	100,000	104,507
4.250% due 09/10/18	125,000	146,452
International Bank for Reconstruction & Development (Multi-National)
1.375% due 02/10/14	200,000	200,642
2.125% due 03/15/16	100,000	104,684
2.375% due 05/26/15	100,000	105,625
International Finance Corp (Multi-National)
2.125% due 11/17/17	100,000	101,549
3.500% due 05/15/13	25,000	26,109
Jefferies Group Inc 8.500% due 07/15/19	25,000	27,875
JPMorgan Chase & Co
2.125% due 12/26/12	100,000	102,226
3.450% due 03/01/16	100,000	100,576
4.400% due 07/22/20	50,000	50,749
5.125% due 09/15/14	100,000	105,433
5.375% due 10/01/12	100,000	104,086
6.125% due 06/27/17	100,000	109,553
6.300% due 04/23/19	100,000	113,437
6.400% due 05/15/38	100,000	114,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

JPMorgan Chase Capital Trust XXVII 7.000% due 11/01/39	$50,000	$50,445
KeyCorp 6.500% due 05/14/13	25,000	26,679
Kimco Realty Corp 6.875% due 10/01/19	25,000	28,615
Kreditanstalt fuer Wiederaufbau (Germany)
1.250% due 10/26/15	100,000	100,752
2.625% due 02/16/16	200,000	213,065
3.250% due 03/15/13	200,000	207,878
3.500% due 03/10/14	250,000	267,297
4.000% due 01/27/20	100,000	114,555
4.500% due 07/16/18	100,000	117,796
Landwirtschaftliche Rentenbank (Germany)
3.125% due 07/15/15	50,000	53,780
5.125% due 02/01/17	100,000	118,242
Lincoln National Corp 8.750% due 07/01/19	15,000	17,824
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	100,000	98,726
Mack-Cali Realty Corp LP 7.750% due 08/15/19	25,000	29,719
Markel Corp 7.125% due 09/30/19	25,000	28,403
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,887
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	96,840
6.050% due 05/16/16	100,000	90,134
6.110% due 01/29/37	50,000	38,928
6.875% due 04/25/18	200,000	200,531
MetLife Inc
5.875% due 02/06/41	50,000	55,557
6.750% due 06/01/16	100,000	115,199
Morgan Stanley
2.875% due 07/28/14	100,000	95,398
4.750% due 04/01/14	50,000	47,561
5.500% due 07/28/21	50,000	46,463
5.950% due 12/28/17	200,000	194,334
6.000% due 04/28/15	200,000	199,307
6.250% due 08/09/26	100,000	100,722
National Rural Utilities Cooperative Finance Corp
4.750% due 03/01/14	50,000	54,374
8.000% due 03/01/32	50,000	70,363
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	36,723
6.700% due 03/04/20	5,000	5,638
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	105,614
Northern Trust Corp 3.375% due 08/23/21	50,000	50,803
Oesterreichische Kontrollbank AG (Austria) 1.750% due 10/05/15	100,000	102,087
PACCAR Financial Corp 1.950% due 12/17/12	25,000	25,267
PNC Funding Corp
3.625% due 02/08/15	100,000	105,033
5.125% due 02/08/20	100,000	111,021
Private Export Funding Corp 4.300% due 12/15/21	25,000	28,756
ProLogis LP 7.625% due 08/15/14	25,000	27,265
Protective Life Corp 8.450% due 10/15/39	25,000	29,022
Prudential Financial Inc
2.750% due 01/14/13	15,000	15,138
5.625% due 05/12/41	50,000	47,700
6.200% due 01/15/15	30,000	32,969
6.625% due 06/21/40	50,000	54,343
7.375% due 06/15/19	70,000	82,243
Rabobank (Netherlands) 1.850% due 01/10/14	100,000	101,171
Realty Income Corp 5.875% due 03/15/35	50,000	50,112
Royal Bank of Canada (Canada) 2.625% due 12/15/15	100,000	103,572
Simon Property Group LP
5.650% due 02/01/20	75,000	82,489
6.750% due 02/01/40	25,000	30,380
SLM Corp 8.450% due 06/15/18	100,000	104,250
SunTrust Banks Inc 5.000% due 09/01/15	4,000	4,253
Svensk Exportkredit AB (Sweden) 3.250% due 09/16/14	25,000	26,579
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	53,165
The Allstate Corp 6.200% due 05/16/14	75,000	83,741
The Bank of New York Mellon Corp
2.500% due 01/15/16	100,000	102,171
4.300% due 05/15/14	60,000	64,804
The Bear Stearns Cos LLC 5.700% due 11/15/14	100,000	107,969
The Charles Schwab Corp 4.950% due 06/01/14	25,000	27,348
The Chubb Corp 5.750% due 05/15/18	50,000	58,963
The Goldman Sachs Group Inc
4.750% due 07/15/13	100,000	102,963
5.250% due 07/27/21	50,000	49,490
5.375% due 03/15/20	100,000	99,601
5.625% due 01/15/17	125,000	121,476
6.125% due 02/15/33	50,000	50,460
6.150% due 04/01/18	100,000	103,871
6.750% due 10/01/37	50,000	45,966
The Hartford Financial Services Group Inc 6.300% due 03/15/18	50,000	51,804
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	53,059
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	100,000	94,181
6.400% due 10/21/19	50,000	47,928
The Travelers Cos Inc
5.750% due 12/15/17	50,000	57,846
6.250% due 06/15/37	25,000	29,666
Torchmark Corp 9.250% due 06/15/19	50,000	63,488
Toyota Motor Credit Corp 1.375% due 08/12/13	50,000	50,414
U.S. Bank NA 6.300% due 02/04/14	100,000	109,916
UBS AG (Switzerland)
3.875% due 01/15/15	50,000	49,850
5.750% due 04/25/18	100,000	103,108
USB Capital XIII Trust 6.625% due 12/15/39	15,000	15,113
Wachovia Bank NA
4.875% due 02/01/15	100,000	105,403
6.600% due 01/15/38	100,000	115,228
Wachovia Corp
5.500% due 05/01/13	100,000	106,315
5.750% due 02/01/18	100,000	112,935
Wells Fargo & Co 5.000% due 11/15/14	100,000	105,144
Wells Fargo Capital XIII 7.700% § ±	50,000	50,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Westpac Banking Corp (Australia)
2.250% due 11/19/12	$75,000	$76,024
3.000% due 08/04/15	100,000	101,968
4.875% due 11/19/19	25,000	26,266

		16,106,567

Health Care - 1.5%

Abbott Laboratories
5.125% due 04/01/19	100,000	118,246
6.150% due 11/30/37	50,000	65,795
Aetna Inc 3.950% due 09/01/20	50,000	51,847
Amgen Inc
5.700% due 02/01/19	100,000	119,851
6.400% due 02/01/39	25,000	33,110
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	25,000	33,609
Baxter International Inc 4.250% due 03/15/20	100,000	109,379
Boston Scientific Corp 6.400% due 06/15/16	100,000	111,952
Bristol-Myers Squibb Co 5.450% due 05/01/18	25,000	29,939
CIGNA Corp 4.500% due 03/15/21	100,000	103,946
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	100,000	103,819
Eli Lilly & Co 4.200% due 03/06/14	50,000	54,064
GlaxoSmithKline Capital Inc
4.850% due 05/15/13	50,000	53,366
6.375% due 05/15/38	100,000	134,903
Johnson & Johnson
4.850% due 05/15/41	50,000	59,512
5.550% due 08/15/17	50,000	60,267
Life Technologies Corp 4.400% due 03/01/15	25,000	26,242
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	49,855
Medtronic Inc
3.000% due 03/15/15	50,000	53,006
4.450% due 03/15/20	25,000	28,397
Merck & Co Inc
4.000% due 06/30/15	50,000	55,064
6.000% due 09/15/17	50,000	61,068
6.550% due 09/15/37	100,000	141,404
Novartis Capital Corp
4.125% due 02/10/14	100,000	107,626
4.400% due 04/24/20	50,000	56,681
Pfizer Inc
5.350% due 03/15/15	100,000	114,074
6.200% due 03/15/19	50,000	62,827
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	16,081
5.750% due 01/30/40	10,000	10,877
Sanofi (France) 4.000% due 03/29/21	100,000	108,855
St. Jude Medical Inc 2.200% due 09/15/13	50,000	51,056
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	50,000	52,486
Thermo Fisher Scientific Inc 3.200% due 03/01/16	20,000	21,043
UnitedHealth Group Inc 6.875% due 02/15/38	150,000	197,434
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,673
WellPoint Inc 5.875% due 06/15/17	100,000	114,615
Wyeth 5.950% due 04/01/37	50,000	64,102

		2,658,071

Industrials - 1.4%

3M Co 4.375% due 08/15/13	50,000	53,647
Boeing Capital Corp 3.250% due 10/27/14	100,000	106,214
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	100,000	111,740
Canadian National Railway Co (Canada) 6.200% due 06/01/36	50,000	64,922
Caterpillar Inc 6.050% due 08/15/36	25,000	32,152
Continental Airlines 2009-1 Pass-Through Trust 9.000% due 07/08/16	45,603	49,251
CSX Corp
5.500% due 04/15/41	25,000	28,805
7.375% due 02/01/19	50,000	63,512
Danaher Corp
2.300% due 06/23/16	50,000	51,312
3.900% due 06/23/21	50,000	53,967
Deere & Co 4.375% due 10/16/19	50,000	56,650
Delta Air Lines 2010-2A Pass-Through Trust 4.950% due 05/23/19	98,568	95,574
Emerson Electric Co 4.250% due 11/15/20	25,000	27,867
General Dynamics Corp 5.250% due 02/01/14	87,000	95,692
General Electric Co 5.250% due 12/06/17	100,000	111,343
Goodrich Corp 4.875% due 03/01/20	25,000	28,292
Honeywell International Inc 5.000% due 02/15/19	100,000	116,098
John Deere Capital Corp 1.875% due 06/17/13	100,000	101,891
Koninklijke Philips Electronics NV (Netherlands) 5.750% due 03/11/18	50,000	57,598
Lockheed Martin Corp 4.250% due 11/15/19	100,000	109,058
Norfolk Southern Corp 5.900% due 06/15/19	50,000	60,337
Northrop Grumman Corp 3.500% due 03/15/21	100,000	100,930
Pitney Bowes Inc 5.600% due 03/15/18	50,000	52,805
Raytheon Co 4.400% due 02/15/20	25,000	27,215
Republic Services Inc
3.800% due 05/15/18	100,000	104,250
5.500% due 09/15/19	27,000	30,910
Rockwell Collins Inc 5.250% due 07/15/19	100,000	117,356
The Boeing Co 5.875% due 02/15/40	50,000	62,477
Tyco International Finance SA (Luxembourg)
3.375% due 10/15/15	50,000	52,080
4.125% due 10/15/14	25,000	26,608
Union Pacific Corp 6.125% due 02/15/20	100,000	121,846
United Parcel Service Inc
4.500% due 01/15/13	100,000	105,071
6.200% due 01/15/38	50,000	68,217

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
United Technologies Corp
4.500% due 04/15/20	$30,000	$33,402
6.050% due 06/01/36	50,000	63,782
6.125% due 07/15/38	25,000	31,711
Waste Management Inc 7.750% due 05/15/32	100,000	137,728

		2,612,310

Information Technology - 1.0%

Arrow Electronics Inc 6.000% due 04/01/20	25,000	26,776
Avnet Inc 6.000% due 09/01/15	100,000	108,258
Cisco Systems Inc 4.950% due 02/15/19	200,000	228,218
Dell Inc 5.875% due 06/15/19	100,000	114,198
eBay Inc 0.875% due 10/15/13	35,000	35,142
Hewlett-Packard Co
3.000% due 09/15/16	100,000	101,018
3.750% due 12/01/20	50,000	48,733
4.750% due 06/02/14	100,000	107,549
6.000% due 09/15/41	55,000	58,367
Intel Corp 4.800% due 10/01/41	45,000	48,714
International Business Machines Corp
1.950% due 07/22/16	100,000	101,063
2.100% due 05/06/13	50,000	51,044
5.600% due 11/30/39	26,000	32,290
8.375% due 11/01/19	100,000	141,499
Microsoft Corp
2.950% due 06/01/14	100,000	106,244
5.200% due 06/01/39	35,000	42,073
Oracle Corp
3.750% due 07/08/14	100,000	107,812
6.500% due 04/15/38	100,000	131,979
The Western Union Co 5.930% due 10/01/16	100,000	114,439
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	31,863
Xerox Corp
5.625% due 12/15/19	100,000	108,244
8.250% due 05/15/14	40,000	45,584

		1,891,107

Materials - 1.0%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	30,738
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	27,609
Alcoa Inc 6.750% due 07/15/18	100,000	107,368
ArcelorMittal (Luxembourg)
5.500% due 03/01/21	100,000	89,885
9.000% due 02/15/15	75,000	82,566
Barrick Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	27,176
Barrick Gold Corp (Canada) 2.900% due 05/30/16	100,000	101,489
Bemis Co Inc 5.650% due 08/01/14	5,000	5,423
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	75,000	92,410
Cabot Corp 5.000% due 10/01/16	25,000	27,454
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	26,597
CRH America Inc 6.000% due 09/30/16	50,000	53,643
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	100,000	106,542
4.625% due 01/15/20	25,000	28,184
International Paper Co 7.500% due 08/15/21	40,000	46,407
Newmont Mining Corp 6.250% due 10/01/39	25,000	28,417
Nucor Corp 4.125% due 09/15/22	50,000	52,755
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	21,273
5.625% due 12/01/40	25,000	29,509
PPG Industries Inc 3.600% due 11/15/20	50,000	51,753
Praxair Inc 2.125% due 06/14/13	50,000	51,205
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	100,261
7.125% due 07/15/28	50,000	66,419
Southern Copper Corp 7.500% due 07/27/35	50,000	54,329
Teck Resources Ltd (Canada)
6.250% due 07/15/41	50,000	52,747
9.750% due 05/15/14	50,000	59,319
The Dow Chemical Co
7.600% due 05/15/14	135,000	153,481
9.400% due 05/15/39	50,000	77,652
The Valspar Corp 7.250% due 06/15/19	25,000	30,271
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	50,000	54,175
6.875% due 11/10/39	45,000	48,825

		1,785,882

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	50,000	53,300
6.125% due 03/30/40	50,000	52,500
AT&T Inc
4.450% due 05/15/21	50,000	53,830
4.950% due 01/15/13	100,000	104,774
5.350% due 09/01/40	61,000	64,175
5.625% due 06/15/16	50,000	57,098
6.550% due 02/15/39	100,000	119,134
BellSouth Corp 6.000% due 11/15/34	50,000	54,721
British Telecommunications PLC (United Kingdom) 9.875% due 12/15/30	50,000	72,662
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	50,000	53,525
8.750% due 06/15/30	85,000	113,884
Embarq Corp
7.082% due 06/01/16	150,000	155,520
7.995% due 06/01/36	50,000	47,123
France Telecom SA (France) 8.500% due 03/01/31	50,000	69,572
New Cingular Wireless Services Inc 8.750% due 03/01/31	100,000	150,222
Rogers Communications Inc (Canada) 6.375% due 03/01/14	50,000	55,552
Telecom Italia Capital SA (Luxembourg) 6.175% due 06/18/14	100,000	99,616
Telefonica Emisiones SAU (Spain)
4.949% due 01/15/15	50,000	49,389
5.462% due 02/16/21	40,000	38,103
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	56,177

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Verizon Communications Inc
1.950% due 03/28/14	$100,000	$102,453
4.350% due 02/15/13	100,000	104,415
6.350% due 04/01/19	100,000	120,577
7.350% due 04/01/39	100,000	135,709
Verizon Global Funding Corp 7.750% due 12/01/30	50,000	69,061
Verizon Wireless Capital LLC 8.500% due 11/15/18	50,000	66,793
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	53,773
7.875% due 02/15/30	50,000	71,670

		2,245,328

Utilities - 1.5%

Alliant Energy Corp 4.000% due 10/15/14	50,000	52,133
Ameren Corp 8.875% due 05/15/14	25,000	28,306
Avista Corp 5.125% due 04/01/22	15,000	17,290
Carolina Power & Light Co 5.250% due 12/15/15	100,000	114,713
CenterPoint Energy Houston Electric LLC 7.000% due 03/01/14	50,000	56,375
Commonwealth Edison Co 4.000% due 08/01/20	100,000	105,835
Consolidated Edison Co of New York Inc
5.850% due 03/15/36	25,000	30,795
6.650% due 04/01/19	50,000	62,985
Constellation Energy Group Inc 4.550% due 06/15/15	25,000	26,248
Consumers Energy Co 6.700% due 09/15/19	25,000	31,730
Dominion Resources Inc
5.150% due 07/15/15	50,000	56,171
5.200% due 08/15/19	20,000	23,160
DTE Energy Co 7.625% due 05/15/14	100,000	114,439
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	30,206
6.100% due 06/01/37	25,000	31,690
7.000% due 11/15/18	100,000	128,141
Duke Energy Ohio Inc 2.100% due 06/15/13	50,000	50,902
Entergy Gulf States LLC 5.590% due 10/01/24	50,000	57,532
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	28,247
6.250% due 10/01/39	25,000	29,231
Florida Power & Light Co
5.690% due 03/01/40	35,000	44,238
5.950% due 02/01/38	25,000	32,130
Florida Power Corp 6.350% due 09/15/37	25,000	32,697
Georgia Power Co 4.250% due 12/01/19	25,000	27,657
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	57,157
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	49,934
Metropolitan Edison Co 7.700% due 01/15/19	50,000	63,444
MidAmerican Energy Co 6.750% due 12/30/31	100,000	131,151
Nevada Power Co 6.750% due 07/01/37	50,000	67,922
NiSource Finance Corp 6.125% due 03/01/22	50,000	56,850
Northern States Power Co
4.850% due 08/15/40	50,000	57,169
5.350% due 11/01/39	10,000	12,155
NSTAR 4.500% due 11/15/19	15,000	16,514
Ohio Power Co 5.375% due 10/01/21	30,000	33,674
Oncor Electric Delivery Co LLC 7.000% due 05/01/32	50,000	67,006
ONEOK Partners LP 8.625% due 03/01/19	50,000	64,566
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	54,035
6.050% due 03/01/34	25,000	30,007
6.250% due 03/01/39	25,000	31,129
PPL Corp 5.200% due 07/15/41	25,000	29,669
Progress Energy Inc 6.000% due 12/01/39	25,000	30,012
PSEG Power LLC 2.500% due 04/15/13	50,000	50,659
Public Service Co of Colorado 5.125% due 06/01/19	15,000	17,769
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	22,272
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	30,594
Sempra Energy
6.000% due 10/15/39	25,000	30,450
9.800% due 02/15/19	50,000	70,147
South Carolina Electric & Gas 5.450% due 02/01/41	50,000	59,934
Southern California Edison Co
4.500% due 09/01/40	50,000	54,649
5.750% due 03/15/14	50,000	55,493
Southern Co 4.150% due 05/15/14	50,000	53,344
Southern Power Co 5.150% due 09/15/41	40,000	41,839
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	59,855
Tampa Electric Co 6.100% due 05/15/18	35,000	42,315
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,590
Virginia Electric & Power Co
5.000% due 06/30/19	35,000	40,495
8.875% due 11/15/38	25,000	41,141
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	27,862

		2,790,653

Total Corporate Bonds & Notes
(Cost $37,534,708)		39,380,302

MORTGAGE-BACKED SECURITIES - 34.2%

Collateralized Mortgage Obligations - Commercial - 2.0%

Banc of America Commercial Mortgage Inc
5.356% due 10/10/45 "	50,000	52,391
5.369% due 10/10/45 "	50,000	52,400
5.634% due 04/10/49 " §	60,918	61,855
5.821% due 04/10/49 " §	100,000	107,405
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	106,843
5.537% due 10/12/41 "	100,000	110,034
Citigroup Commercial Mortgage Trust 5.886% due 12/10/49 " §	200,000	216,520

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 "	$100,000	$104,123
5.526% due 01/15/46 " §	100,000	106,305
5.617% due 10/15/48 "	100,000	105,596
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 " §	100,000	108,019
CS First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	50,000	53,618
CW Capital Cobalt Ltd 5.416% due 04/15/47 "	250,000	262,352
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	105,695
5.444% due 03/10/39 "	100,000	104,174
6.074% due 07/10/38 " §	100,000	108,106
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	106,551
5.553% due 04/10/38 " §	100,000	106,550
JPMorgan Chase Commercial Mortgage Securities Corp
5.255% due 07/12/37 " §	100,000	105,067
5.335% due 08/12/37 " §	100,000	108,575
5.336% due 05/15/47 "	100,000	103,734
5.429% due 12/12/43 "	100,000	106,990
5.814% due 06/12/43 " §	100,000	107,018
LB-UBS Commercial Mortgage Trust
5.347% due 06/15/29 " §	76,179	77,393
5.866% due 09/15/45 " §	100,000	107,829
6.067% due 06/15/38 " §	250,000	275,437
Morgan Stanley Capital I
4.989% due 08/13/42 "	50,000	54,043
5.374% due 11/14/42 " §	100,000	109,278
5.514% due 11/12/49 " §	100,000	108,377
6.080% due 06/11/49 " §	100,000	106,547
Morgan Stanley Dean Witter Capital I 4.740% due 11/13/36 "	98,015	100,643
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	105,004
5.795% due 07/15/45 " §	100,000	97,486

		3,651,958

Fannie Mae - 15.5%

3.029% due 03/01/41 " §	875,387	913,206
3.500% due 11/01/25 - 10/01/41 "	1,829,064	1,905,469
3.534% due 08/01/39 " §	143,154	150,729
4.000% due 04/01/24 - 02/01/41 "	4,594,515	4,838,461
4.500% due 07/01/24 - 04/01/41 "	5,418,526	5,787,944
4.734% due 06/01/38 " §	45,212	48,397
5.000% due 08/01/20 - 07/01/40 "	4,661,606	5,035,407
5.500% due 02/01/24 - 10/01/41 "	4,595,821	5,001,353
5.694% due 09/01/37 " §	168,089	181,351
6.000% due 09/01/34 - 01/01/39 "	2,982,560	3,281,441
6.500% due 09/01/36 - 07/01/38 "	955,949	1,060,469

		28,204,227

Freddie Mac - 9.7%

3.500% due 10/01/26 "	200,000	208,438
4.000% due 02/01/25 - 10/01/41 "	2,802,851	2,951,196
4.500% due 03/01/23 - 04/01/41 "	5,075,535	5,397,369
4.708% due 11/01/37 " §	132,179	139,411
5.000% due 03/01/19 - 03/01/41 "	3,537,030	3,811,022
5.500% due 12/01/16 - 04/01/40 "	3,314,927	3,602,673
6.000% due 03/01/23 - 05/01/40 "	1,136,724	1,246,920
6.500% due 08/01/37 - 04/01/39 "	381,463	424,553

		17,781,582

Government National Mortgage Association - 7.0%

4.000% due 06/15/39 - 10/01/41 "	1,746,338	1,872,111
4.500% due 03/15/39 - 10/01/41 "	4,206,633	4,587,883
5.000% due 05/15/38 - 10/01/41 "	3,159,828	3,480,803
5.500% due 04/15/37 - 04/15/40 "	1,489,295	1,648,483
6.000% due 01/15/38 - 06/15/39 "	660,148	736,501
6.500% due 10/15/37 - 02/15/39 "	367,736	417,977

		12,743,758

Total Mortgage-Backed Securities
(Cost $60,126,209)		62,381,525

ASSET-BACKED SECURITIES - 0.3%

Ally Auto Receivables Trust 1.110% due 10/15/14 "	100,000	100,572
AmeriCredit Automobile Receivables Trust 2.040% due 09/08/15 "	100,000	99,897
Capital One Multi-Asset Execution Trust 5.750% due 07/15/20 "	100,000	118,606
Citibank Credit Card Issuance Trust 5.650% due 09/20/19 "	100,000	119,738
USAA Auto Owner Trust 2.530% due 07/15/15 "	40,000	41,016

Total Asset-Backed Securities
(Cost $454,942)		479,829

U.S. GOVERNMENT AGENCY ISSUES - 5.7%

Fannie Mae
0.375% due 12/28/12	300,000	300,409
0.700% due 09/19/14	100,000	99,680
0.700% due 10/17/14	100,000	99,503
0.750% due 02/26/13	250,000	251,460
0.800% due 10/17/14	100,000	100,000
1.000% due 04/25/14	100,000	100,040
1.125% due 10/08/13	100,000	101,372
1.250% due 02/27/14	200,000	203,691
1.450% due 01/24/14	100,000	100,349
1.500% due 11/23/15	100,000	99,625
1.550% due 10/27/15	100,000	100,088
1.750% due 05/07/13	300,000	306,366
2.000% due 09/21/15	100,000	103,570
2.250% due 06/06/16	100,000	101,105
2.500% due 05/15/14	200,000	209,906
2.625% due 11/20/14	50,000	53,069
2.750% due 02/05/14	325,000	342,274
3.625% due 02/12/13	200,000	208,743
4.625% due 10/15/13	200,000	216,948
5.000% due 03/15/16	200,000	234,011
5.000% due 05/11/17	150,000	179,030
5.375% due 06/12/17	200,000	243,098
7.125% due 01/15/30	175,000	269,197
Federal Farm Credit Bank
1.750% due 02/21/13	100,000	101,788
1.875% due 12/07/12	50,000	50,921
3.000% due 09/22/14	50,000	53,495
Federal Home Loan Bank
0.875% due 10/28/13	100,000	100,037
0.875% due 12/27/13	100,000	100,948
1.050% due 11/25/13	100,000	100,112
1.500% due 01/16/13	200,000	203,024
1.625% due 03/20/13	100,000	101,902
3.625% due 10/18/13	200,000	212,983
4.625% due 10/10/12	200,000	208,990
4.750% due 12/16/16	50,000	58,431
5.000% due 11/17/17	300,000	362,089
5.125% due 08/14/13	200,000	217,776
5.250% due 06/18/14	100,000	112,680
5.375% due 05/18/16	100,000	118,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Financing Corp 10.700% due 10/06/17	$50,000	$75,750
Freddie Mac
0.500% due 10/03/13	100,000	99,905
0.500% due 10/18/13	100,000	99,945
0.515% due 11/26/12	100,000	100,264
0.550% due 09/30/13	150,000	149,947
0.750% due 03/28/13	250,000	251,577
1.000% due 12/09/13	100,000	100,122
1.000% due 01/27/14	100,000	100,040
1.050% due 12/09/13	100,000	100,116
1.050% due 09/28/15	100,000	99,675
1.375% due 01/09/13	300,000	304,080
1.500% due 11/25/14	100,000	100,156
1.500% due 07/13/15	100,000	100,669
1.750% due 11/23/15	100,000	100,202
2.000% due 08/25/16	200,000	207,493
2.500% due 01/07/14	200,000	209,350
2.500% due 05/25/16	100,000	100,308
2.875% due 02/09/15	100,000	107,063
3.500% due 05/29/13	100,000	105,233
3.750% due 03/27/19	200,000	226,614
4.125% due 12/21/12	200,000	209,227
4.125% due 09/27/13	150,000	161,107
4.750% due 11/17/15	100,000	115,134
4.875% due 06/13/18	100,000	119,907
5.000% due 04/18/17	300,000	356,883
6.250% due 07/15/32	125,000	182,715
Tennessee Valley Authority
3.875% due 02/15/21	65,000	73,436
4.750% due 08/01/13	50,000	53,885
5.250% due 09/15/39	25,000	32,246
5.375% due 04/01/56	50,000	68,945
7.125% due 05/01/30	50,000	76,178

Total U.S. Government Agency Issues
(Cost $9,951,326)		10,315,776

U.S. TREASURY OBLIGATIONS - 34.1%

U.S. Treasury Bonds - 6.7%

3.500% due 02/15/39	300,000	334,641
3.750% due 08/15/41	150,000	175,336
3.875% due 08/15/40	500,000	595,937
4.250% due 05/15/39	450,000	568,125
4.250% due 11/15/40	400,000	507,437
4.375% due 02/15/38	150,000	192,211
4.375% due 11/15/39	275,000	354,664
4.375% due 05/15/40	525,000	677,905
4.375% due 05/15/41	425,000	550,841
4.500% due 02/15/36	250,000	324,687
4.500% due 05/15/38	200,000	261,344
4.500% due 08/15/39	900,000	1,181,812
4.625% due 02/15/40	625,000	837,696
4.750% due 02/15/41	300,000	411,375
5.000% due 05/15/37	50,000	69,836
5.250% due 11/15/28	50,000	68,359
5.375% due 02/15/31	525,000	741,152
5.500% due 08/15/28	200,000	280,188
6.125% due 11/15/27	250,000	369,414
6.125% due 08/15/29	50,000	75,180
6.375% due 08/15/27	145,000	218,701
6.500% due 11/15/26	100,000	151,109
6.625% due 02/15/27	100,000	153,266
6.750% due 08/15/26	100,000	153,844
6.875% due 08/15/25	100,000	153,609
7.250% due 05/15/16	250,000	322,988
7.250% due 08/15/22	200,000	302,500
7.500% due 11/15/24	100,000	159,391
7.625% due 02/15/25	150,000	242,133
8.000% due 11/15/21	150,000	234,656
8.125% due 08/15/19	200,000	298,313
8.125% due 08/15/21	200,000	313,531
8.750% due 05/15/17	200,000	283,953
8.750% due 05/15/20	100,000	157,102
8.750% due 08/15/20	50,000	79,059
9.125% due 05/15/18	100,000	150,008
9.250% due 02/15/16	100,000	136,609
11.250% due 02/15/15	100,000	135,836

		12,224,748

U.S. Treasury Notes - 27.4%

0.125% due 08/31/13	300,000	299,344
0.375% due 10/31/12	500,000	501,114
0.375% due 06/30/13	350,000	350,874
0.375% due 07/31/13	500,000	501,231
0.500% due 05/31/13	1,000,000	1,004,531
0.500% due 10/15/13	600,000	602,485
0.500% due 11/15/13	350,000	351,477
0.625% due 12/31/12	500,000	502,734
0.625% due 01/31/13	250,000	251,436
0.625% due 02/28/13	500,000	502,969
0.625% due 04/30/13	200,000	201,273
0.750% due 03/31/13	500,000	504,063
0.750% due 08/15/13	200,000	201,797
0.750% due 09/15/13	250,000	252,315
0.750% due 06/15/14	300,000	303,071
1.000% due 07/15/13	400,000	405,235
1.000% due 05/15/14	500,000	508,048
1.000% due 09/30/16	400,000	400,998
1.125% due 12/15/12	750,000	758,437
1.125% due 06/15/13	300,000	304,406
1.250% due 08/31/15	350,000	358,367
1.250% due 09/30/15	800,000	818,438
1.375% due 11/15/12	500,000	506,719
1.375% due 01/15/13	1,000,000	1,014,961
1.375% due 02/15/13	500,000	507,871
1.375% due 03/15/13	500,000	508,338
1.375% due 05/15/13	500,000	509,043
1.375% due 11/30/15	200,000	205,344
1.375% due 09/30/18	400,000	398,625
1.500% due 12/31/13	250,000	256,719
1.500% due 06/30/16	500,000	514,298
1.500% due 07/31/16	500,000	513,868
1.750% due 04/15/13	400,000	409,235
1.750% due 01/31/14	250,000	258,223
1.750% due 03/31/14	500,000	517,265
1.750% due 07/31/15	400,000	417,094
1.750% due 05/31/16	450,000	468,354
1.875% due 02/28/14	425,000	440,473
1.875% due 04/30/14	125,000	129,824
1.875% due 06/30/15	500,000	523,476
1.875% due 08/31/17	400,000	415,938
1.875% due 09/30/17	250,000	259,824
1.875% due 10/31/17	200,000	207,734
2.000% due 11/30/13	200,000	207,281
2.000% due 01/31/16	300,000	315,680
2.000% due 04/30/16	300,000	315,797
2.125% due 11/30/14	200,000	210,422
2.125% due 05/31/15	200,000	211,171
2.125% due 12/31/15	200,000	211,609
2.125% due 02/29/16	250,000	264,512
2.125% due 08/15/21	650,000	662,699
2.250% due 05/31/14	200,000	209,875
2.250% due 01/31/15	500,000	528,906
2.250% due 03/31/16	250,000	265,977
2.250% due 11/30/17	200,000	212,109
2.375% due 08/31/14	200,000	211,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
2.375% due 09/30/14	$300,000	$317,461
2.375% due 10/31/14	700,000	741,453
2.375% due 02/28/15	500,000	531,288
2.375% due 03/31/16	100,000	106,891
2.375% due 07/31/17	400,000	427,562
2.500% due 03/31/15	100,000	106,813
2.500% due 04/30/15	200,000	213,734
2.500% due 06/30/17	300,000	322,922
2.625% due 06/30/14	300,000	318,305
2.625% due 07/31/14	700,000	743,859
2.625% due 12/31/14	400,000	427,469
2.625% due 02/29/16	100,000	107,953
2.625% due 04/30/16	500,000	540,273
2.625% due 01/31/18	350,000	379,121
2.625% due 04/30/18	500,000	541,328
2.625% due 08/15/20	500,000	536,328
2.625% due 11/15/20	1,000,000	1,071,094
2.750% due 02/28/13	150,000	155,309
2.750% due 10/31/13	750,000	788,027
2.750% due 11/30/16	500,000	544,492
2.750% due 05/31/17	400,000	436,156
2.750% due 02/28/18	100,000	109,109
2.750% due 02/15/19	550,000	598,727
3.000% due 08/31/16	400,000	439,938
3.000% due 09/30/16	500,000	550,078
3.000% due 02/28/17	200,000	220,531
3.125% due 04/30/13	300,000	313,641
3.125% due 08/31/13	150,000	158,145
3.125% due 09/30/13	500,000	528,359
3.125% due 10/31/16	200,000	221,391
3.125% due 01/31/17	400,000	443,469
3.125% due 04/30/17	250,000	277,617
3.125% due 05/15/19	460,000	513,152
3.125% due 05/15/21	1,250,000	1,389,845
3.250% due 06/30/16	250,000	277,695
3.250% due 07/31/16	250,000	277,832
3.250% due 12/31/16	200,000	222,906
3.250% due 03/31/17	150,000	167,461
3.375% due 11/30/12	100,000	103,691
3.375% due 06/30/13	300,000	316,348
3.375% due 11/15/19	750,000	851,660
3.500% due 05/31/13	100,000	105,363
3.500% due 02/15/18	400,000	454,812
3.500% due 05/15/20	650,000	745,418
3.625% due 12/31/12	150,000	156,375
3.625% due 05/15/13	150,000	158,139
3.625% due 08/15/19	675,000	778,043
3.625% due 02/15/20	750,000	867,012
3.625% due 02/15/21	700,000	809,922
3.750% due 11/15/18	375,000	434,444
3.875% due 10/31/12	200,000	207,938
3.875% due 02/15/13	100,000	104,973
3.875% due 05/15/18	200,000	232,563
4.000% due 11/15/12	300,000	312,773
4.000% due 02/15/14	200,000	217,250
4.000% due 02/15/15	350,000	390,606
4.000% due 08/15/18	150,000	176,051
4.125% due 05/15/15	200,000	225,406
4.250% due 08/15/13	700,000	751,871
4.250% due 11/15/13	350,000	379,148
4.250% due 11/15/14	200,000	223,531
4.250% due 08/15/15	250,000	284,336
4.250% due 11/15/17	150,000	177,082
4.500% due 02/15/16	300,000	347,930
4.625% due 11/15/16	100,000	118,211
4.625% due 02/15/17	300,000	356,273
4.750% due 05/15/14	600,000	668,391
4.875% due 08/15/16	200,000	237,969
5.125% due 05/15/16	100,000	119,453

		50,075,967

Total U.S. Treasury Obligations
(Cost $57,921,984)		62,300,715

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Brazilian Government International Bond (Brazil)
5.625% due 01/07/41	25,000	27,063
8.000% due 01/15/18	108,333	128,267
8.875% due 10/14/19	100,000	136,000
10.125% due 05/15/27	100,000	158,500
Canada Government Bond (Canada) 2.375% due 09/10/14	50,000	52,683
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	108,298
Colombia Government International Bond (Colombia)
4.375% due 07/12/21	100,000	102,250
7.375% due 03/18/19	100,000	123,850
Export Development Canada (Canada) 1.500% due 05/15/14	100,000	102,492
Export-Import Bank of Korea (South Korea) 5.875% due 01/14/15	100,000	106,880
Hungary Government International Bond (Hungary)
6.375% due 03/29/21	35,000	34,230
7.625% due 03/29/41	20,000	19,600
Hydro Quebec (Canada) 2.000% due 06/30/16	100,000	102,240
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	32,001
Japan Finance Corp (Japan)
1.875% due 09/24/15	100,000	101,513
2.125% due 11/05/12	25,000	25,451
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	117,258
Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	111,157
Province of Manitoba (Canada) 2.625% due 07/15/15	100,000	105,682
Province of Ontario (Canada)
1.375% due 01/27/14	150,000	151,808
2.950% due 02/05/15	200,000	211,691
4.000% due 10/07/19	50,000	55,962
Province of Quebec (Canada)
5.125% due 11/14/16	100,000	117,341
7.500% due 09/15/29	25,000	38,430
Republic of Italy (Italy)
2.125% due 09/16/13	150,000	144,174
4.500% due 01/21/15	100,000	98,958
5.250% due 09/20/16	100,000	99,533
Republic of Panama (Panama)
5.200% due 01/30/20	25,000	27,488
6.700% due 01/26/36	100,000	121,500
Republic of Peru (Peru) 7.125% due 03/30/19	100,000	121,250
Republic of Poland (Poland) 6.375% due 07/15/19	100,000	110,250
Republic of South Africa (South Africa) 6.875% due 05/27/19	100,000	119,500
Republic of South Korea (South Korea) 5.750% due 04/16/14	50,000	54,022
State of Israel (Israel) 5.125% due 03/26/19	100,000	110,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
United Mexican States (Mexico)
5.875% due 02/17/14	$100,000	$108,450
5.950% due 03/19/19	150,000	171,000
6.750% due 09/27/34	100,000	123,500

Total Foreign Government Bonds & Notes
(Cost $3,547,554)		3,680,650

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	28,763
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	32,559
7.043% due 04/01/50	50,000	67,117
Central Puget Sound Regional Transportation Authorized Revenue WA 5.491% due 11/01/39	25,000	30,245
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	113,031
5.456% due 12/01/39	25,000	29,747
Dallas Independent School District TX 6.450% due 02/15/35	50,000	59,527
Illinois State Toll Highway Authority 5.851% due 12/01/34	25,000	27,175
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	124,522
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	27,259
6.668% due 11/15/39	55,000	67,259
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	25,000	26,738
New Jersey Transportation Trust Fund Authority 6.104% due 12/15/28	50,000	53,285
New York City Municipal Water Finance Authority NY
5.952% due 06/15/42	50,000	62,242
6.011% due 06/15/42	10,000	12,736
New York City NY 5.517% due 10/01/37	40,000	45,347
New York City Transitional Finance Authority Revenue NY 5.572% due 11/01/38	30,000	35,590
New York State Urban Development Corp 5.770% due 03/15/39	25,000	29,497
Pennsylvania Turnpike Commission
5.511% due 12/01/45	75,000	84,706
6.105% due 12/01/39	25,000	30,059
Port Authority of New York & New Jersey 5.647% due 11/01/40	50,000	58,172
San Francisco City & County Public Utilities Commission CA 6.000% due 11/01/40	25,000	30,346
State of California
4.850% due 10/01/14	50,000	53,963
5.750% due 03/01/17	50,000	56,281
6.200% due 10/01/19	25,000	28,509
7.500% due 04/01/34	50,000	60,246
7.550% due 04/01/39	50,000	61,313
7.625% due 03/01/40	40,000	49,349
State of Connecticut
5.090% due 10/01/30	50,000	53,920
5.459% due 11/01/30	50,000	56,358
State of Illinois
5.100% due 06/01/33	50,000	45,246
5.665% due 03/01/18	100,000	107,742
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,029
State of Washington 5.481% due 08/01/39	25,000	30,623
Texas State Transportation Commission 5.178% due 04/01/30	25,000	29,525

Total Municipal Bonds
(Cost $1,512,871)		1,726,026

	Shares
SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

Federated Prime Obligations Fund	6,969,760	6,969,760

Total Short-Term Investment
(Cost $6,969,760)		6,969,760

TOTAL INVESTMENTS - 102.6%
(Cost $178,019,354)		187,234,583

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(4,756,833)

NET ASSETS - 100.0%		$182,477,750

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$39,380,302	$-	$39,235,477	$144,825
	Mortgage-Backed Securities	62,381,525	-	62,381,525	-
	Asset-Backed Securities	479,829	-	479,829	-
	U.S. Government Agency Issues	10,315,776	-	10,315,776	-
	U.S. Treasury Obligations	62,300,715	-	62,300,715	-
	Foreign Government Bonds & Notes	3,680,650	-	3,680,650	-
	Municipal Bonds	1,726,026	-	1,726,026	-
	Short-Term Investment	6,969,760	6,969,760	-	-

	Total	$187,234,583	$6,969,760	$180,119,998	$144,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Corporate
Bonds & Notes
Value, Beginning of Period	$-
Purchases	-
Sales	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Transfers In	144,825
Transfers Out	-

Value, End of Period	$144,825

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 95.0%

Consumer Discretionary - 20.9%

Affinia Group Inc 9.000% due 11/30/14	$50,000	$48,500
Affinion Group Inc 7.875% due 12/15/18	100,000	77,500
Allbritton Communications Co 8.000% due 05/15/18	25,000	23,625
Allison Transmission Inc
7.125% due 05/15/19 ~	50,000	45,500
11.000% due 11/01/15 ~	100,000	104,000
Altegrity Inc 10.500% due 11/01/15 ~	50,000	46,750
AMC Entertainment Inc
8.750% due 06/01/19	100,000	98,750
9.750% due 12/01/20	100,000	91,000
AMC Networks Inc 7.750% due 07/15/21 ~	100,000	103,000
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	73,000	76,285
Ameristar Casinos Inc 7.500% due 04/15/21 ~	70,000	68,075
ARAMARK Corp 8.500% due 02/01/15	125,000	127,187
ARAMARK Holdings Corp 8.625% due 05/01/16 ~	100,000	99,000
Armored AutoGroup Inc 9.250% due 11/01/18 ~	25,000	20,188
Beazer Homes USA Inc
6.875% due 07/15/15	50,000	34,000
9.125% due 05/15/19	50,000	32,000
Belo Corp 8.000% due 11/15/16	25,000	26,500
Boyd Gaming Corp 9.125% due 12/01/18 ~	100,000	82,750
Brunswick Corp 11.250% due 11/01/16 ~	100,000	119,000
Burger King Corp 9.875% due 10/15/18	100,000	103,500
Cablevision Systems Corp
7.750% due 04/15/18	100,000	101,500
8.000% due 04/15/20	100,000	102,250
Catalina Marketing Corp 10.500% due 10/01/15 ~	50,000	48,500
CCH II LLC 13.500% due 11/30/16	150,000	171,750
CCO Holdings LLC
6.500% due 04/30/21	100,000	95,000
7.875% due 04/30/18	150,000	153,375
8.125% due 04/30/20	106,000	110,770
CDRT Merger Sub Inc 8.125% due 06/01/19 ~	100,000	93,000
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	100,000	64,500
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	135,000	134,325
Charter Communications Operating LLC 10.875% due 09/15/14 ~	100,000	107,750
CHC Helicopter SA (Luxembourg) 9.250% due 10/15/20 ~	100,000	85,500
Chrysler Group LLC 8.250% due 06/15/21 ~	340,000	263,500
Cinemark USA Inc 8.625% due 06/15/19	50,000	51,750
CityCenter Holdings LLC
7.625% due 01/15/16 ~	100,000	94,500
10.750% due 01/15/17 ~	105,558	96,322
CKE Restaurants Inc 11.375% due 07/15/18	93,000	97,185
Claire’s Stores Inc 8.875% due 03/15/19	50,000	36,250
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	37,500
9.000% due 03/01/21	150,000	112,125
10.750% due 08/01/16	150,000	78,375
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	200,000	205,500
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	25,625
Cumulus Media Inc 7.750% due 05/01/19 ~	100,000	84,750
D.R. Horton Inc 5.250% due 02/15/15	150,000	147,375
Dana Holding Corp 6.500% due 02/15/19	100,000	95,500
Delphi Corp 6.125% due 05/15/21 ~	150,000	140,250
DineEquity Inc 9.500% due 10/30/18	50,000	49,875
DISH DBS Corp
6.625% due 10/01/14	100,000	101,625
6.750% due 06/01/21 ~	250,000	240,000
7.125% due 02/01/16	200,000	203,500
Eastman Kodak Co 10.625% due 03/15/19 ~	100,000	71,500
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,500
Exide Technologies 8.625% due 02/01/18	100,000	93,500
Ford Motor Co 7.450% due 07/16/31	200,000	227,217
Gannett Co Inc 6.375% due 09/01/15	50,000	49,875
Hanesbrands Inc 8.000% due 12/15/16	165,000	175,312
Harrah’s Operating Co Inc
10.000% due 12/15/18	300,000	180,000
10.750% due 02/01/16	50,000	36,500
11.250% due 06/01/17	200,000	202,750
12.750% due 04/15/18	50,000	34,125
Icahn Enterprises LP
7.750% due 01/15/16	50,000	50,188
8.000% due 01/15/18	150,000	150,187
Insight Communications Co Inc 9.375% due 07/15/18 ~	50,000	56,250
Interactive Data Corp 10.250% due 08/01/18	60,000	64,800
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	45,875
J.C. Penney Co Inc
6.375% due 10/15/36	51,000	43,095
7.400% due 04/01/37	63,000	58,590
Jaguar Land Rover PLC (United Kingdom) 7.750% due 05/15/18 ~	150,000	134,250
Jarden Corp
6.125% due 11/15/22	100,000	98,250
7.500% due 05/01/17	75,000	76,875
K Hovnanian Enterprises Inc
8.625% due 01/15/17	100,000	35,750
10.625% due 10/15/16	100,000	75,500
KB Home 6.250% due 06/15/15	100,000	80,500
Lamar Media Corp
7.875% due 04/15/18	130,000	130,650
9.750% due 04/01/14	75,000	83,063
Las Vegas Sands Corp 6.375% due 02/15/15	100,000	100,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value

Laureate Education Inc 10.000% due 08/15/15 ~	$100,000	$98,500
Lear Corp 7.875% due 03/15/18	50,000	51,750
Lennar Corp 5.600% due 05/31/15	250,000	228,750
Levi Strauss & Co 7.625% due 05/15/20	100,000	93,500
Libbey Glass Inc 10.000% due 02/15/15	32,000	33,680
Liberty Media LLC 8.250% due 02/01/30	100,000	95,250
Limited Brands Inc
6.625% due 04/01/21	100,000	101,250
6.900% due 07/15/17	100,000	105,250
8.500% due 06/15/19	100,000	113,500
LIN Television Corp 8.375% due 04/15/18	50,000	50,750
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	24,125
Marina District Finance Co Inc 9.500% due 10/15/15	100,000	90,750
Mediacom LLC 9.125% due 08/15/19	50,000	50,000
MGM MIRAGE
6.750% due 04/01/13	300,000	292,500
7.625% due 01/15/17	100,000	86,250
13.000% due 11/15/13	250,000	286,250
Michaels Stores Inc 7.750% due 11/01/18	100,000	94,000
Mohawk Industries Inc 6.875% due 01/15/16	100,000	103,750
NCL Corp Ltd (Bermuda) 11.750% due 11/15/16	100,000	113,000
Needle Merger Sub Corp 8.125% due 03/15/19 ~	50,000	43,750
Netflix Inc 8.500% due 11/15/17	25,000	27,188
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	72,750
Penn National Gaming Inc 8.750% due 08/15/19	75,000	80,250
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	50,250
Phillips-Van Heusen Corp 7.375% due 05/15/20	100,000	104,750
Pinnacle Entertainment Inc
7.500% due 06/15/15	125,000	120,937
8.625% due 08/01/17	50,000	50,625
Polymer Group Inc 7.750% due 02/01/19 ~	100,000	100,250
PulteGroup Inc 5.250% due 01/15/14	200,000	191,500
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	100,250
QVC Inc 7.125% due 04/15/17 ~	190,000	199,500
Regal Entertainment Group 9.125% due 08/15/18	50,000	49,750
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	100,000	102,250
7.250% due 06/15/16	100,000	101,750
Ryland Group Inc 6.625% due 05/01/20	100,000	83,000
Sabre Holdings Corp 8.350% due 03/15/16	50,000	41,125
Salem Communications Corp 9.625% due 12/15/16	21,000	21,105
Sally Holdings LLC 10.500% due 11/15/16	100,000	103,750
Scientific Games Corp 8.125% due 09/15/18	100,000	98,750
Sealy Mattress Co 10.875% due 04/15/16 ~	50,000	53,000
Sears Holdings Corp 6.625% due 10/15/18	100,000	83,000
Seminole Indian Tribe of Florida 7.750% due 10/01/17 ~	100,000	101,000
Service Corp International 7.000% due 06/15/17	100,000	104,000
Shea Homes LP 8.625% due 05/15/19 ~	100,000	82,250
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	52,750
Speedway Motorsports Inc 8.750% due 06/01/16	100,000	104,750
Stanadyne Corp 10.000% due 08/15/14	25,000	23,625
Standard Pacific Corp 8.375% due 05/15/18	150,000	128,250
Starwood Hotels & Resorts Worldwide Inc 7.875% due 10/15/14	150,000	162,750
Stoneridge Inc 9.500% due 10/15/17 ~	25,000	25,625
Tenneco Inc 6.875% due 12/15/20	100,000	97,500
The Bon-Ton Department Stores Inc 10.250% due 03/15/14	50,000	40,250
The Goodyear Tire & Rubber Co
8.250% due 08/15/20	100,000	102,250
10.500% due 05/15/16	65,000	70,688
The Gymboree Corp 9.125% due 12/01/18	50,000	37,250
The Jones Group Inc 6.125% due 11/15/34	100,000	71,000
The McClatchy Co 11.500% due 02/15/17	125,000	109,062
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	76,125
The ServiceMaster Co 10.750% due 07/15/15 ~	75,000	76,125
Toys R Us - Delaware Inc 7.375% due 09/01/16 ~	100,000	96,000
Toys R Us Inc 7.875% due 04/15/13	50,000	49,625
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	106,250
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	24,500
Travelport LLC/Travelport Inc 9.000% due 03/01/16	100,000	59,000
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	107,000
Unitymedia Hessen GmbH & Co KG (Germany) 8.125% due 12/01/17 ~	100,000	100,500
Universal City Development Partners Ltd 8.875% due 11/15/15	65,000	70,850
Univision Communications Inc
6.875% due 05/15/19 ~	50,000	44,750
7.875% due 11/01/20 ~	100,000	94,250
8.500% due 05/15/21 ~	50,000	39,250
Videotron Ltee (Canada) 9.125% due 04/15/18	100,000	109,500
Virgin Media Finance PLC (United Kingdom) 9.500% due 08/15/16	250,000	271,250
Visant Corp 10.000% due 10/01/17	20,000	18,600
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	100,000	105,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
WMG Acquisition Corp
9.500% due 06/15/16	$100,000	$101,750
11.500% due 10/01/18 ~	100,000	92,500
Wyndham Worldwide Corp 5.750% due 02/01/18	100,000	102,361
Wynn Las Vegas LLC 7.750% due 08/15/20	180,000	189,900
XM Satellite Radio Inc 13.000% due 08/01/13 ~	175,000	196,875
Yankee Candle Co Inc 8.500% due 02/15/15	50,000	48,250
YCC Holdings LLC 10.250% due 02/15/16	100,000	85,500

		14,793,685

Consumer Staples - 4.4%

Alliance One International Inc 10.000% due 07/15/16	100,000	83,000
Blue Merger Sub Inc 7.625% due 02/15/19 ~	100,000	85,000
Bumble Bee Acquisition Corp 9.000% due 12/15/17 ~	25,000	23,625
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	100,000	101,000
Central Garden & Pet Co 8.250% due 03/01/18	50,000	48,000
Constellation Brands Inc 7.250% due 05/15/17	200,000	211,000
Cott Beverages Inc 8.375% due 11/15/17	25,000	25,625
Dean Foods Co 9.750% due 12/15/18	100,000	101,750
Diversey Inc 8.250% due 11/15/19	25,000	29,938
Dole Food Co Inc 8.000% due 10/01/16 ~	100,000	102,750
JBS USA LLC/JBS USA Finance Inc 11.625% due 05/01/14	100,000	108,000
Michael Foods Inc 9.750% due 07/15/18	50,000	51,875
NBTY Inc 9.000% due 10/01/18	50,000	51,437
New Albertsons Inc 7.750% due 06/15/26	100,000	82,500
Pernod-Ricard SA (France) 5.750% due 04/07/21 ~	150,000	165,389
Pinnacle Foods Finance LLC
8.250% due 09/01/17	100,000	98,000
9.250% due 04/01/15	25,000	24,938
Reddy Ice Corp 11.250% due 03/15/15	50,000	45,875
Revlon Consumer Products Corp 9.750% due 11/15/15	50,000	52,625
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	150,000	135,750
8.250% due 02/15/21 ~	100,000	79,500
8.750% due 10/15/16 ~	100,000	100,750
9.000% due 05/15/18 ~	100,000	85,000
9.000% due 04/15/19 ~	100,000	85,500
9.875% due 08/15/19 ~	200,000	177,000
Rite Aid Corp
8.000% due 08/15/20	100,000	104,750
9.500% due 06/15/17	250,000	198,750
10.250% due 10/15/19	50,000	52,375
Smithfield Foods Inc
7.750% due 07/01/17	100,000	103,250
10.000% due 07/15/14	54,000	61,560
Spectrum Brands Holdings Inc 9.500% due 06/15/18	50,000	53,500
Stater Brothers Holdings Inc 7.375% due 11/15/18	50,000	51,250
SUPERVALU Inc 8.000% due 05/01/16	250,000	237,500
Susser Holdings LLC 8.500% due 05/15/16	25,000	26,156
U.S. Foodservice 8.500% due 06/30/19 ~	100,000	90,750

		3,135,668

Energy - 12.6%

Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	100,000	95,000
Alpha Natural Resources Inc 6.250% due 06/01/21	100,000	93,875
Antero Resources Finance Corp 7.250% due 08/01/19 ~	75,000	71,625
Arch Coal Inc
7.250% due 06/15/21 ~	150,000	145,125
8.750% due 08/01/16	100,000	106,500
ATP Oil & Gas Corp 11.875% due 05/01/15	135,000	94,669
Basic Energy Services Inc 7.125% due 04/15/16	50,000	47,750
Berry Petroleum Co 6.750% due 11/01/20	50,000	47,875
Bill Barrett Corp 7.625% due 10/01/19	100,000	98,500
Brigham Exploration Co 8.750% due 10/01/18	30,000	32,250
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	46,250
Chaparral Energy Inc 9.875% due 10/01/20	100,000	100,500
Chesapeake Energy Corp
6.500% due 08/15/17	400,000	416,000
6.625% due 08/15/20	100,000	103,500
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	128,750
CITIC Resources Finance 2007 Ltd (United Kingdom) 6.750% due 05/15/14 ~	100,000	90,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	26,063
Coffeyville Resources LLC 10.875% due 04/01/17 ~	50,000	56,000
Complete Production Services Inc 8.000% due 12/15/16	100,000	100,500
Comstock Resources Inc 7.750% due 04/01/19	100,000	94,000
Concho Resources Inc
6.500% due 01/15/22	100,000	99,000
7.000% due 01/15/21	30,000	30,000
Connacher Oil and Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	77,500
CONSOL Energy Inc
8.000% due 04/01/17	185,000	194,250
8.250% due 04/01/20	75,000	79,312
Continental Resources Inc
7.125% due 04/01/21	10,000	10,150
7.375% due 10/01/20	25,000	26,000
Copano Energy LLC 7.750% due 06/01/18	50,000	51,375
Crosstex Energy LP 8.875% due 02/15/18	105,000	108,150
Denbury Resources Inc
6.375% due 08/15/21	100,000	97,500
8.250% due 02/15/20	110,000	116,050

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
El Paso Corp
6.500% due 09/15/20	$200,000	$214,856
7.750% due 01/15/32	150,000	174,829
El Paso Pipeline Partners Operating Co LLC 7.500% due 11/15/40	100,000	117,428
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	51,723
Energy Transfer Equity 7.500% due 10/15/20	195,000	201,337
Energy XXI Gulf Coast Inc 9.250% due 12/15/17	100,000	98,000
Enterprise Products Operating LLC 7.034% due 01/15/68 §	100,000	101,502
EXCO Resources Inc 7.500% due 09/15/18	35,000	30,975
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	131,250
Exterran Holdings Inc 7.250% due 12/01/18 ~	50,000	48,250
Forest Oil Corp 8.500% due 02/15/14	100,000	106,250
Frac Tech Services LLC 7.125% due 11/15/18 ~	25,000	25,500
General Maritime Corp 12.000% due 11/15/17	25,000	9,063
Helix Energy Solutions Group Inc 9.500% due 01/15/16 ~	50,000	51,000
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	101,000
Holly Corp 9.875% due 06/15/17	25,000	27,125
Hornbeck Offshore Services Inc 6.125% due 12/01/14	100,000	99,000
Inergy LP 7.000% due 10/01/18	115,000	108,675
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	150,000	149,250
Kinder Morgan Finance Co ULC (Canada) 5.700% due 01/05/16	100,000	100,750
Laredo Petroleum Inc 9.500% due 02/15/19 ~	50,000	52,750
Linn Energy LLC
6.500% due 05/15/19 ~	100,000	92,500
8.625% due 04/15/20	175,000	181,125
MarkWest Energy Partners LP 6.500% due 08/15/21	150,000	154,500
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	96,250
MIE Holdings Corp (Cayman) 9.750% due 05/12/16 ~	200,000	156,000
Milagro Oil & Gas Inc 10.500% due 05/15/16 ~	50,000	40,250
Newfield Exploration Co 6.875% due 02/01/20	200,000	207,000
NGPL PipeCo LLC
6.514% due 12/15/12 ~	150,000	156,179
7.119% due 12/15/17 ~	100,000	105,664
Offshore Group Investments Ltd (Cayman)
11.500% due 08/01/15	100,000	103,500
11.500% due 08/01/15 ~	15,000	15,525
Oil States International Inc 6.500% due 06/01/19 ~	100,000	98,250
Parker Drilling Co 9.125% due 04/01/18	10,000	10,150
Patriot Coal Corp 8.250% due 04/30/18	10,000	8,950
Peabody Energy Corp 7.375% due 11/01/16	100,000	110,375
Penn Virginia Corp 7.250% due 04/15/19	100,000	93,000
Penn Virginia Resource Partners LP 8.250% due 04/15/18	25,000	23,875
Petrohawk Energy Corp 7.250% due 08/15/18	45,000	51,638
Petroplus Finance Ltd (Bermuda) 9.375% due 09/15/19 ~	100,000	86,000
Pioneer Natural Resources Co 7.500% due 01/15/20	200,000	225,761
Plains Exploration & Production Co 7.750% due 06/15/15	250,000	258,750
Precision Drilling Corp (Canada) 6.625% due 11/15/20	100,000	98,000
QEP Resources Inc 6.875% due 03/01/21	50,000	52,500
Quicksilver Resources Inc 11.750% due 01/01/16	150,000	162,750
Range Resources Corp
5.750% due 06/01/21	50,000	52,125
6.750% due 08/01/20	100,000	107,000
Regency Energy Partners LP
6.875% due 12/01/18	100,000	103,500
9.375% due 06/01/16	25,000	27,188
Rosetta Resources Inc 9.500% due 04/15/18	25,000	25,625
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	186,000
SandRidge Energy Inc
8.750% due 01/15/20	150,000	147,750
9.875% due 05/15/16 ~	50,000	51,750
SESI LLC 6.375% due 05/01/19 ~	100,000	97,000
Southwestern Energy Co 7.500% due 02/01/18	50,000	56,935
Stone Energy Corp 8.625% due 02/01/17	100,000	94,500
Sunoco Inc 5.750% due 01/15/17	100,000	98,748
Swift Energy Co 7.125% due 06/01/17	50,000	49,250
Targa Resources Partners LP 7.875% due 10/15/18	100,000	101,500
Teekay Corp 8.500% due 01/15/20	25,000	24,063
Tesoro Corp 6.500% due 06/01/17	100,000	100,000
W&T Offshore Inc 8.500% due 06/15/19 ~	100,000	97,500
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	25,250

		8,918,708

Financials - 13.1%

ABN Amro North American Holding Preferred Capital Repackage Trust I 6.523% § ± ~	100,000	75,500
Agile Property Holdings Ltd (Cayman) 8.875% due 04/28/17 ~	100,000	73,000
Ally Financial Inc
4.500% due 02/11/14	300,000	275,250
8.000% due 03/15/20	300,000	278,436
8.300% due 02/12/15	75,000	74,344
American General Finance Corp
5.375% due 10/01/12	225,000	207,562
5.850% due 06/01/13	100,000	86,000
Arch Western Finance LLC 6.750% due 07/01/13	47,000	47,118
Atlantic Finance Ltd (United Kingdom) 10.750% due 05/27/14 ~	200,000	213,818

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
CB Richard Ellis Services Inc 6.625% due 10/15/20	$100,000	$96,500
CIT Group Inc
5.250% due 04/01/14 ~	650,000	632,125
6.625% due 04/01/18 ~	100,000	100,000
7.000% due 05/01/14	86,825	88,671
7.000% due 05/01/15	43,343	43,072
7.000% due 05/01/16	172,238	167,286
7.000% due 05/01/17	301,134	292,476
Colonial Realty LP 5.500% due 10/01/15	100,000	101,975
Country Garden Holdings Co (Cayman) 11.125% due 02/23/18 ~	200,000	154,000
Developers Diversified Realty Corp
4.750% due 04/15/18	50,000	45,717
9.625% due 03/15/16	100,000	113,420
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	62,000
E*TRADE Financial Corp 6.750% due 06/01/16	100,000	100,250
Evergrande Real Estate Group Ltd (Cayman) 13.000% due 01/27/15 ~	100,000	68,000
Felcor Lodging LP
6.750% due 06/01/19 ~	100,000	90,000
10.000% due 10/01/14	39,000	40,755
First Data Corp
8.250% due 01/15/21 ~	312,000	248,040
8.875% due 08/15/20 ~	100,000	94,500
9.875% due 09/24/15	26,000	21,905
10.550% due 09/24/15	105,275	88,168
11.250% due 03/31/16	200,000	136,000
12.625% due 01/15/21 ~	212,000	157,940
Ford Motor Credit Co LLC
5.750% due 02/01/21	300,000	298,002
7.000% due 10/01/13	250,000	263,183
7.000% due 04/15/15	400,000	421,000
8.125% due 01/15/20	100,000	113,953
General Motors Acceptance Corp
6.750% due 12/01/14	150,000	145,571
7.500% due 12/31/13	100,000	101,750
8.000% due 12/31/18	100,000	91,500
8.000% due 11/01/31	175,000	155,276
General Motors Financial Co Inc 6.750% due 06/01/18 ~	100,000	98,500
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	25,250
Host Hotels & Resorts LP
5.875% due 06/15/19 ~	100,000	96,000
6.750% due 06/01/16	155,000	155,775
ING Groep NV (Netherlands) 5.775% § ±	100,000	73,750
iStar Financial Inc 8.625% due 06/01/13	100,000	92,000
Leucadia National Corp 8.125% due 09/15/15	100,000	106,750
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	225,000	270,000
Longfor Properties Co Ltd (Cayman) 9.500% due 04/07/16 ~	100,000	78,000
MBIA Insurance Corp 14.000% due 01/15/33 § ~	50,000	23,000
Mizuho Capital Investment USD 2 Ltd (Cayman) 14.950% § ± ~	100,000	121,341
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	51,500
Nuveen Investments Inc 10.500% due 11/15/15	50,000	46,375
Omega Healthcare Investors Inc 6.750% due 10/15/22	100,000	95,875
PHH Corp 9.250% due 03/01/16	100,000	103,250
Provident Funding Associates LP 10.250% due 04/15/17 ~	50,000	49,000
RBS Capital Trust II 6.425% § ±	100,000	46,000
RBS Global Inc 8.500% due 05/01/18	125,000	120,312
Realogy Corp 11.500% due 04/15/17	100,000	67,000
Reckson Operating Partnership LP 6.000% due 03/31/16	100,000	105,628
Regions Bank 7.500% due 05/15/18	100,000	99,875
Regions Financial Corp
7.375% due 12/10/37	100,000	83,000
7.750% due 11/10/14	100,000	100,750
Renhe Commercial Holdings Co Ltd (Cayman) 13.000% due 03/10/16 ~	100,000	73,000
Residential Capital LLC 9.625% due 05/15/15	250,000	195,000
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	93,629
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	75,000	82,500
Springleaf Finance Corp 6.900% due 12/15/17	100,000	72,500
The Rouse Co LP 6.750% due 11/09/15	100,000	100,000
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% § ±	100,000	48,500
7.648% § ±	50,000	32,750
Trans Union LLC 11.375% due 06/15/18	50,000	54,625
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	100,000	94,500
Weyerhaeuser Co
7.375% due 10/01/19	100,000	110,737
7.375% due 03/15/32	200,000	200,365
Woori Bank Co Ltd (South Korea) 6.208% due 05/02/37 § ~	100,000	86,500
XL Group PLC (Ireland) 6.500% § ±	100,000	79,500

		9,297,100

Health Care - 7.1%

Accellent Inc 10.000% due 11/01/17	100,000	85,750
Alere Inc 9.000% due 05/15/16	100,000	96,000
Apria Healthcare Group Inc
11.250% due 11/01/14	50,000	48,250
12.375% due 11/01/14	100,000	92,500
Bausch & Lomb Inc 9.875% due 11/01/15	50,000	50,375
Biomet Inc
10.000% due 10/15/17	100,000	103,500
11.625% due 10/15/17	150,000	156,375
Capella Healthcare Inc 9.250% due 07/01/17 ~	100,000	95,500
Centene Corp 5.750% due 06/01/17	25,000	24,531
CHS/Community Health Systems Inc 8.875% due 07/15/15	250,000	246,250
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	132,750
DaVita Inc 6.625% due 11/01/20	150,000	144,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
DJO Finance LLC 10.875% due 11/15/14	$75,000	$75,000
Elan Finance PLC (Ireland) 8.750% due 10/15/16	100,000	104,000
Endo Pharmaceuticals Holdings Inc 7.000% due 07/15/19 ~	95,000	95,831
Fresenius Medical Care U.S. Finance Inc 5.750% due 02/15/21 ~	100,000	97,000
Giant Funding Corp 8.250% due 02/01/18 ~	100,000	100,500
HCA Holdings Inc 7.750% due 05/15/21 ~	100,000	94,250
HCA Inc
6.375% due 01/15/15	150,000	146,625
6.500% due 02/15/16	100,000	96,000
6.500% due 02/15/20	160,000	156,800
7.250% due 09/15/20	400,000	406,000
7.500% due 02/15/22	400,000	370,000
Health Net Inc 6.375% due 06/01/17	100,000	103,750
HealthSouth Corp 7.750% due 09/15/22	100,000	91,250
IASIS Healthcare LLC 8.375% due 05/15/19 ~	100,000	81,500
IMS Health Inc 12.500% due 03/01/18 ~	100,000	110,500
inVentiv Health Inc 10.000% due 08/15/18 ~	50,000	44,250
Kindred Healthcare Inc 8.250% due 06/01/19 ~	100,000	76,875
LifePoint Hospitals Inc 6.625% due 10/01/20	50,000	49,500
MedAssets Inc 8.000% due 11/15/18 ~	50,000	47,875
Multiplan Inc 9.875% due 09/01/18 ~	25,000	24,875
Mylan Inc 7.875% due 07/15/20 ~	200,000	210,000
Omnicare Inc 7.750% due 06/01/20	100,000	102,500
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	24,563
Select Medical Corp 7.625% due 02/01/15	100,000	87,125
Tenet Healthcare Corp
8.000% due 08/01/20	100,000	91,250
8.875% due 07/01/19	150,000	159,375
9.000% due 05/01/15	100,000	106,000
Universal Health Services Inc 7.000% due 10/01/18	65,000	63,781
Valeant Pharmaceuticals International Inc
6.500% due 07/15/16 ~	100,000	93,500
6.750% due 10/01/17 ~	100,000	92,625
7.000% due 10/01/20 ~	10,000	8,900
7.250% due 07/15/22 ~	100,000	88,250
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	150,000	138,375
Warner Chilcott Co LLC 7.750% due 09/15/18	100,000	96,000

		5,011,156

Industrials - 10.4%

Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	92,000
ACCO Brands Corp 10.625% due 03/15/15	50,000	54,000
Air Canada (Canada) 9.250% due 08/01/15 ~	105,000	100,275
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	100,500
American Airlines Inc
7.500% due 03/15/16 ~	100,000	84,500
10.500% due 10/15/12	100,000	101,375
AMGH Merger Sub Inc 9.250% due 11/01/18 ~	100,000	100,500
Aquilex Holdings Corp 11.125% due 12/15/16	25,000	11,125
Ashtead Capital Inc 9.000% due 08/15/16 ~	100,000	99,500
Avis Budget Car Rental LLC
7.750% due 05/15/16	50,000	48,500
9.625% due 03/15/18	100,000	99,500
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/15/16 ~	95,200	93,772
BE Aerospace Inc 6.875% due 10/01/20	125,000	130,937
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	150,000	160,500
Case New Holland Inc
7.750% due 09/01/13	100,000	104,750
7.875% due 12/01/17	150,000	160,500
Cenveo Corp 8.875% due 02/01/18	100,000	79,250
Ceridian Corp 11.250% due 11/15/15	100,000	83,000
CEVA Group PLC (United Kingdom) 11.500% due 04/01/18 ~	100,000	92,500
Clean Harbors Inc 7.625% due 08/15/16	100,000	104,750
Colt Defense LLC 8.750% due 11/15/17	25,000	16,688
Continental Airlines Inc 6.750% due 09/15/15 ~	50,000	48,250
Corrections Corp of America 6.750% due 01/31/14	100,000	101,000
CSC Holdings LLC
7.625% due 07/15/18	100,000	105,000
8.500% due 06/15/15	100,000	105,750
Delta Air Lines Inc 9.500% due 09/15/14 ~	140,000	144,900
Deluxe Corp 7.000% due 03/15/19 ~	100,000	97,000
DynCorp International Inc 10.375% due 07/01/17	50,000	43,875
EnergySolutions Inc 10.750% due 08/15/18	25,000	25,125
FTI Consulting Inc 6.750% due 10/01/20	50,000	48,500
GeoEye Inc 9.625% due 10/01/15	50,000	54,750
Huntington Ingalls Industries Inc 7.125% due 03/15/21 ~	50,000	46,625
International Lease Finance Corp
6.250% due 05/15/19	250,000	217,853
6.375% due 03/25/13	169,000	165,197
6.625% due 11/15/13	200,000	195,000
8.625% due 09/15/15	100,000	99,625
8.750% due 03/15/17	200,000	201,500
Iron Mountain Inc
8.375% due 08/15/21	80,000	82,000
8.750% due 07/15/18	50,000	51,250
JMC Steel Group 8.250% due 03/15/18 ~	50,000	47,250
Kansas City Southern Railway 8.000% due 06/01/15	50,000	53,437
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	100,000
L-3 Communications Corp 6.375% due 10/15/15	150,000	153,562

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Marquette Transportation Co 10.875% due 01/15/17	$25,000	$24,219
Masco Corp
4.800% due 06/15/15	100,000	96,844
6.125% due 10/03/16	50,000	48,842
7.125% due 03/15/20	100,000	97,169
McJunkin Red Man Corp 9.500% due 12/15/16	60,000	55,200
Meritor Inc 10.625% due 03/15/18	100,000	96,750
Mueller Water Products Inc 8.750% due 09/01/20	50,000	49,500
Navios Martime Holdings Inc 8.875% due 11/01/17	25,000	24,500
Navistar International Corp 8.250% due 11/01/21	115,000	118,594
Nielsen Finance LLC
7.750% due 10/15/18	100,000	102,500
11.625% due 02/01/14	100,000	114,000
Nortek Inc 8.500% due 04/15/21 ~	100,000	81,000
Oshkosh Corp 8.500% due 03/01/20	25,000	24,375
Pinafore LLC 9.000% due 10/01/18 ~	49,000	50,470
Ply Gem Industries Inc
8.250% due 02/15/18	100,000	82,000
13.125% due 07/15/14	50,000	47,687
Polypore International Inc 7.500% due 11/15/17	25,000	25,250
RailAmerica Inc 9.250% due 07/01/17	40,000	43,500
RR Donnelley & Sons Co
6.125% due 01/15/17	184,000	160,540
7.250% due 05/15/18	75,000	67,800
RSC Equipment Rental Inc
8.250% due 02/01/21	100,000	87,000
9.500% due 12/01/14	61,000	61,000
Sensata Technologies BV (Netherlands) 6.500% due 05/15/19 ~	60,000	57,300
Sequa Corp 11.750% due 12/01/15 ~	100,000	105,500
Severstal Columbus LLC 10.250% due 02/15/18	100,000	102,500
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	25,063
SPX Corp 6.875% due 09/01/17	100,000	103,000
Terex Corp 8.000% due 11/15/17	100,000	89,000
Textron Financial Corp 5.400% due 04/28/13	50,000	51,335
The Hertz Corp
6.750% due 04/15/19	100,000	91,250
7.500% due 10/15/18	100,000	96,000
8.875% due 01/01/14	14,000	14,070
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	45,500
TransDigm Group Inc 7.750% due 12/15/18	100,000	102,250
TriMas Corp 9.750% due 12/15/17	45,000	47,250
Triumph Group Inc 8.625% due 07/15/18	50,000	53,500
UCI International Inc 8.625% due 02/15/19	50,000	46,563
United Air Lines Inc 9.875% due 08/01/13 ~	135,000	139,050
United Rentals North America Inc
8.375% due 09/15/20	100,000	92,250
9.250% due 12/15/19	100,000	104,250
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	50,250
USG Corp
8.375% due 10/15/18 ~	100,000	84,000
9.750% due 01/15/18	100,000	80,875
VWR Funding Inc 10.250% due 07/15/15	100,000	99,500
Western Express Inc 12.500% due 04/15/15 ~	25,000	16,875

		7,361,742

Information Technology - 4.3%

Advanced Micro Devices Inc
7.750% due 08/01/20	100,000	98,500
8.125% due 12/15/17	10,000	10,050
Alcatel-Lucent USA Inc 6.450% due 03/15/29	100,000	83,500
Amkor Technology Inc
6.625% due 06/01/21 ~	50,000	45,000
7.375% due 05/01/18	25,000	24,250
Aspect Software Inc 10.625% due 05/15/17	100,000	101,000
CDW LLC 8.500% due 04/01/19 ~	200,000	177,000
CommScope Inc 8.250% due 01/15/19 ~	150,000	147,000
CoreLogic Inc 7.250% due 06/01/21 ~	100,000	90,250
Eagle Parent Inc 8.625% due 05/01/19 ~	100,000	91,000
Earthlink Inc 8.875% due 05/15/19	100,000	88,250
EH Holding Corp
6.500% due 06/15/19 ~	55,000	53,213
7.625% due 06/15/21 ~	95,000	91,912
Equinix Inc
7.000% due 07/15/21	100,000	99,875
8.125% due 03/01/18	50,000	52,875
Fidelity National Information Services Inc 7.625% due 07/15/17	50,000	52,250
Freescale Semiconductor Inc
8.050% due 02/01/20	100,000	91,000
8.875% due 12/15/14	133,000	135,660
9.250% due 04/15/18 ~	100,000	103,250
10.750% due 08/01/20	67,000	67,335
GXS Worldwide Inc 9.750% due 06/15/15	55,000	53,075
iGate Corp 9.000% due 05/01/16 ~	100,000	93,500
Jabil Circuit Inc 5.625% due 12/15/20	100,000	98,000
JDA Software Group Inc 8.000% due 12/15/14	25,000	26,500
NXP BV (Netherlands)
9.500% due 10/15/15	75,000	77,906
9.750% due 08/01/18 ~	150,000	157,500
ProQuest LLC 9.000% due 10/15/18 ~	50,000	46,125
Sanmina-SCI Corp
7.000% due 05/15/19 ~	50,000	44,250
8.125% due 03/01/16	100,000	101,250
Seagate HDD (Cayman) 7.000% due 11/01/21 ~	100,000	92,500
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	100,000
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	29,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
STATS ChipPAC Ltd (Singapore) 7.500% due 08/12/15 ~	$100,000	$96,500
SunGard Data Systems Inc
7.375% due 11/15/18	150,000	140,250
7.625% due 11/15/20	100,000	93,500
10.250% due 08/15/15	100,000	101,500
ViaSat Inc 8.875% due 09/15/16	25,000	25,500

		3,080,276

Materials - 8.9%

ABI Escrow Corp 10.250% due 10/15/18 ~	40,000	42,000
Aleris International Inc 7.625% due 02/15/18 ~	100,000	90,250
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	50,000	45,250
Ashland Inc 9.125% due 06/01/17	100,000	111,125
Associated Materials LLC 9.125% due 11/01/17	100,000	81,500
Ball Corp 7.125% due 09/01/16	125,000	131,875
Berry Plastics Corp 9.750% due 01/15/21	200,000	171,000
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	15,750
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	95,250
6.875% due 08/15/18 ~	100,000	97,500
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	87,000
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	95,500
Celanese U.S. Holdings LLC
5.875% due 06/15/21	100,000	98,625
6.625% due 10/15/18	5,000	5,194
CF Industries Inc 6.875% due 05/01/18	100,000	111,875
Chemtura Corp 7.875% due 09/01/18	100,000	98,500
China Oriental Group Co Ltd (Bermuda) 8.000% due 08/18/15 ~	100,000	79,000
China Shanshui Cement Group Ltd (Cayman) 8.500% due 05/25/16 ~	200,000	150,000
Clearwater Paper Corp 7.125% due 11/01/18	50,000	49,875
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	85,750
Crown Americas LLC Corp II 7.625% due 05/15/17	100,000	106,250
Crown Americas LLC III 6.250% due 02/01/21 ~	100,000	100,500
Drummond Co Inc 9.000% due 10/15/14 ~	75,000	77,062
Edgen Murray Corp 12.250% due 01/15/15	25,000	22,531
FMG Resources August 2006 Property Ltd (Australia)
6.875% due 02/01/18 ~	100,000	88,500
7.000% due 11/01/15 ~	200,000	187,000
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	81,200
Graham Packaging Co LP 8.250% due 10/01/18	60,000	60,600
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,150
9.500% due 06/15/17	50,000	53,750
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	126,250
Hexion U.S. Finance Corp
8.875% due 02/01/18	85,000	70,550
9.000% due 11/15/20	100,000	73,750
Huntsman International LLC
8.625% due 03/15/20	25,000	24,438
8.625% due 03/15/21	100,000	96,250
Ineos Finance PLC (United Kingdom) 9.000% due 05/15/15 ~	50,000	47,750
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	175,000	130,375
Koppers Inc 7.875% due 12/01/19	10,000	10,425
Lafarge SA (France) 6.500% due 07/15/16	200,000	200,722
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	60,000	58,500
Lyondell Chemical Co
8.000% due 11/01/17 ~	100,000	108,250
11.000% due 05/01/18	300,000	325,500
MeadWestvaco Corp 7.375% due 09/01/19	125,000	142,745
Midwest Vanadium Property Ltd (Australia) 11.500% due 02/15/18 ~	50,000	39,750
Mirabela Nickel Ltd (Australia) 8.750% due 04/15/18 ~	100,000	81,500
Momentive Performance Materials Inc 9.000% due 01/15/21	100,000	69,000
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	96,000
Nalco Co 8.250% due 05/15/17	100,000	109,500
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	52,750
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	197,000
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	73,150
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	98,500
PE Paper Escrow GmbH (Austria) 12.000% due 08/01/14 ~	100,000	105,250
PolyOne Corp 7.375% due 09/15/20	10,000	10,075
Ryerson Inc 12.000% due 11/01/15	50,000	50,250
Sealed Air Corp
5.625% due 07/15/13 ~	100,000	104,538
8.375% due 09/15/21 ~	150,000	151,875
Solo Cup Co
8.500% due 02/15/14	50,000	43,750
10.500% due 11/01/13	100,000	99,500
Solutia Inc 8.750% due 11/01/17	45,000	48,150
Steel Dynamics Inc 7.375% due 11/01/12	200,000	205,000
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	84,500
Texas Industries Inc 9.250% due 08/15/20	35,000	27,388
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	51,000
Thompson Creek Metals Co Inc (Canada) 7.375% due 06/01/18 ~	100,000	90,500
United States Steel Corp
5.650% due 06/01/13	150,000	151,500
7.000% due 02/01/18	100,000	90,500
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	69,500
11.375% due 08/01/16	25,000	18,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Principal
	Amount	Value
Vulcan Materials Co
6.400% due 11/30/17	$100,000	$94,000
7.500% due 06/15/21	80,000	74,852

		6,328,395

Telecommunication Services - 7.4%

Avaya Inc
7.000% due 04/01/19 ~	50,000	42,750
9.750% due 11/01/15	100,000	73,500
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	93,250
8.750% due 03/15/18	100,000	89,250
Citizens Communications Co 9.000% due 08/15/31	100,000	85,750
Clearwire Communications LLC
12.000% due 12/01/15 ~	230,000	196,075
12.000% due 12/01/17 ~	100,000	60,500
Cricket Communications Inc
7.750% due 05/15/16	125,000	126,094
7.750% due 10/15/20	125,000	109,063
Crown Castle International Corp 7.125% due 11/01/19	100,000	103,500
Frontier Communications Corp
8.250% due 05/01/14	250,000	259,062
8.500% due 04/15/20	200,000	195,000
GCI Inc 6.750% due 06/01/21	100,000	94,750
Global Crossing Ltd (Bermuda) 12.000% due 09/15/15	100,000	113,875
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	100,750
Integra Telecom Holdings Inc 10.750% due 04/15/16 ~	10,000	8,875
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19 ~	200,000	186,000
7.500% due 04/01/21 ~	100,000	93,250
9.500% due 06/15/16	100,000	101,625
11.250% due 06/15/16	100,000	102,250
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	350,000	304,500
Level 3 Communications Inc 11.875% due 02/01/19 ~	100,000	95,500
Level 3 Escrow Inc 8.125% due 07/01/19 ~	100,000	88,625
Level 3 Financing Inc 9.250% due 11/01/14	194,000	192,545
MetroPCS Wireless Inc 7.875% due 09/01/18	200,000	195,000
Nextel Communications Inc 6.875% due 10/31/13	300,000	293,250
NII Capital Corp 7.625% due 04/01/21	200,000	199,500
PAETEC Holding Corp
8.875% due 06/30/17	100,000	105,500
9.875% due 12/01/18	50,000	52,625
SBA Telecommunications Inc 8.000% due 08/15/16	100,000	105,250
Sprint Capital Corp
6.875% due 11/15/28	150,000	112,875
8.750% due 03/15/32	200,000	174,750
Sprint Nextel Corp
6.000% due 12/01/16	200,000	173,000
8.375% due 08/15/17	275,000	257,125
Telcordia Technologies Inc 11.000% due 05/01/18 ~	25,000	31,250
Telesat LLC (Canada) 11.000% due 11/01/15	75,000	80,625
West Corp 7.875% due 01/15/19	175,000	165,375
Windstream Corp
7.500% due 04/01/23	100,000	93,750
7.750% due 10/01/21	100,000	97,000
8.125% due 09/01/18	200,000	202,500

		5,255,714

Utilities - 5.9%

Ameren Energy Generating Co 7.000% due 04/15/18	100,000	101,750
AmeriGas Partners LP 6.500% due 05/20/21	100,000	97,000
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	100,000	103,000
Calpine Corp
7.250% due 10/15/17 ~	250,000	242,500
7.500% due 02/15/21 ~	250,000	240,000
CMS Energy Corp
2.750% due 05/15/14	100,000	98,429
8.750% due 06/15/19	25,000	29,295
Dubai Electricity & Water Authority (United Arab Emirates) 7.375% due 10/21/20 ~	250,000	242,500
Duquesne Light Holdings Inc 5.900% due 12/01/21 ~	100,000	101,672
Dynegy Holdings Inc 7.750% due 06/01/19	350,000	213,500
Edison Mission Energy
7.000% due 05/15/17	300,000	180,000
7.200% due 05/15/19	100,000	57,500
Energy Future Holdings Corp
10.000% due 01/15/20	250,000	243,750
11.250% due 11/01/17	72,472	60,877
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	46,000	45,080
Ferrellgas LP 6.500% due 05/01/21	100,000	85,500
GenOn Energy Inc 9.500% due 10/15/18	45,000	42,525
Intergen NV (Netherlands) 9.000% due 06/30/17 ~	150,000	153,375
NRG Energy Inc
7.625% due 01/15/18 ~	100,000	93,500
7.875% due 05/15/21 ~	200,000	184,000
8.250% due 09/01/20	150,000	142,500
Puget Energy Inc 6.500% due 12/15/20	100,000	102,173
RRI Energy Inc 7.625% due 06/15/14	250,000	245,625
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	190,000
11.500% due 10/01/20 ~	100,000	80,500
The AES Corp
7.375% due 07/01/21 ~	200,000	190,000
8.000% due 10/15/17	300,000	303,000
Wind Acquisition Finance SA (Luxembourg)
7.250% due 02/15/18 ~	100,000	85,625
11.750% due 07/15/17 ~	190,000	162,450
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	106,125	83,308

		4,200,934

Total Corporate Bonds & Notes
(Cost $71,411,463)		67,383,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

Federated Prime Obligations Fund	1,429,171	$1,429,171

Total Short-Term Investment
(Cost $1,429,171)		1,429,171

TOTAL INVESTMENTS - 97.0%
(Cost $72,840,634)		68,812,549

OTHER ASSETS & LIABILITIES, NET - 3.0%		2,144,403

NET ASSETS - 100.0%		$70,956,952

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$67,383,378	$-	$67,383,378	$-
	Short-Term Investment	1,429,171	1,429,171	-	-

	Total	$68,812,549	$1,429,171	$67,383,378	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 14.2%

Aaron’s Inc	806	$20,352
Abercrombie & Fitch Co ‘A’	998	61,437
Advance Auto Parts Inc	987	57,345
Amazon.com Inc *	4,807	1,039,418
AMC Networks Inc ‘A’ *	736	23,515
Apollo Group Inc ‘A’ *	1,595	63,178
AutoNation Inc *	268	8,785
AutoZone Inc *	352	112,355
Bally Technologies Inc *	563	15,190
Bed Bath & Beyond Inc *	3,294	188,779
Big Lots Inc *	324	11,285
BorgWarner Inc *	1,448	87,647
Brinker International Inc	1,066	22,301
Cablevision Systems Corp ‘A’	2,871	45,161
CarMax Inc *	491	11,710
CBS Corp ‘B’	1,386	28,247
Charter Communications Inc ‘A’ *	766	35,879
Chico’s FAS Inc	1,492	17,054
Chipotle Mexican Grill Inc *	411	124,512
Choice Hotels International Inc	13	386
Coach Inc	3,883	201,256
Comcast Corp ‘A’	15,902	332,352
Darden Restaurants Inc	1,804	77,121
Deckers Outdoor Corp *	511	47,656
DeVry Inc	749	27,683
Dick’s Sporting Goods Inc *	1,245	41,658
DIRECTV ‘A’ *	10,154	429,006
Discovery Communications Inc ‘A’ *	3,684	138,592
DISH Network Corp ‘A’ *	1,987	49,794
Dollar General Corp *	1,309	49,428
Dollar Tree Inc *	1,617	121,453
DSW Inc ‘A’	245	11,314
Dunkin’ Brands Group Inc *	291	8,061
Expedia Inc	1,503	38,702
Family Dollar Stores Inc	1,617	82,241
Ford Motor Co *	27,643	267,308
Fossil Inc *	692	56,094
Garmin Ltd (Switzerland)	80	2,542
Gentex Corp	1,887	45,382
Genuine Parts Co	567	28,804
Guess? Inc	876	24,957
H&R Block Inc	2,393	31,851
Hanesbrands Inc *	1,256	31,413
Harley-Davidson Inc	3,124	107,247
Harman International Industries Inc	585	16,719
Hasbro Inc	1,610	52,502
HomeAway Inc *	68	2,286
Hyatt Hotels Corp ‘A’ *	41	1,286
International Game Technology	2,058	29,903
ITT Educational Services Inc *	386	22,226
John Wiley & Sons Inc ‘A’	619	27,496
Johnson Controls Inc	2,277	60,044
Kohl’s Corp	3,109	152,652
Lamar Advertising Co ‘A’ *	191	3,253
Las Vegas Sands Corp *	5,186	198,831
Leggett & Platt Inc	1,409	27,884
Liberty Global Inc ‘A’ *	3,665	132,600
Limited Brands Inc	3,370	129,779
LKQ Corp *	1,928	46,580
Macy’s Inc	734	19,319
Marriott International Inc ‘A’	3,678	100,189
Mattel Inc	3,415	88,414
McDonald’s Corp	13,723	1,205,154
MGM Resorts International *	950	8,826
Morningstar Inc	305	17,214
Netflix Inc *	694	78,533
Nike Inc ‘B’	4,722	403,778
Nordstrom Inc	2,156	98,486
O’Reilly Automotive Inc *	1,823	121,466
Omnicom Group Inc	3,717	136,934
Pandora Media Inc *	151	2,212
Panera Bread Co ‘A’ *	383	39,809
PetSmart Inc	1,499	63,932
Polaris Industries Inc	856	42,774
priceline.com Inc *	657	295,295
PVH Corp	105	6,115
Ralph Lauren Corp	830	107,651
Regal Entertainment Group ‘A’	342	4,015
Ross Stores Inc	1,554	122,284
Royal Caribbean Cruises Ltd (Liberia)	1,022	22,116
Sally Beauty Holdings Inc *	1,215	20,169
Scripps Networks Interactive Inc ‘A’	1,262	46,909
Sirius XM Radio Inc *	52,176	78,786
Starbucks Corp	9,914	369,693
Starwood Hotels & Resorts Worldwide Inc	2,579	100,117
Target Corp	502	24,618
Tempur-Pedic International Inc *	905	47,612
Tesla Motors Inc *	683	16,658
The Goodyear Tire & Rubber Co *	3,263	32,924
The Home Depot Inc	12,744	418,895
The Interpublic Group of Cos Inc	2,306	16,603
The McGraw-Hill Cos Inc	3,316	135,956
The TJX Cos Inc	5,106	283,230
Thomson Reuters Corp (NYSE) (Canada)	2,347	63,463
Tiffany & Co	1,689	102,725
Time Warner Cable Inc	4,449	278,819
Tractor Supply Co	955	59,735
Tupperware Brands Corp	825	44,336
Ulta Salon Cosmetics & Fragrance Inc *	599	37,276
Under Armour Inc ‘A’ *	487	32,342
Urban Outfitters Inc *	1,589	35,466
Viacom Inc ‘B’	7,738	299,770
Virgin Media Inc	4,195	102,148
Visteon Corp *	31	1,333
Weight Watchers International Inc	396	23,067
Williams-Sonoma Inc	743	22,877
Wynn Resorts Ltd	1,048	120,604
Yum! Brands Inc	6,157	304,094

		11,235,233

Consumer Staples - 12.8%

Altria Group Inc	20,654	553,734
Avon Products Inc	5,688	111,485
BJ’s Wholesale Club Inc *	74	3,792
Brown-Forman Corp ‘B’	1,156	81,082
Bunge Ltd (Bermuda)	512	29,844
Campbell Soup Co	1,775	57,457
Church & Dwight Co Inc	1,094	48,355
Coca-Cola Enterprises Inc	3,292	81,905
Colgate-Palmolive Co	5,832	517,182
ConAgra Foods Inc	655	15,864
Corn Products International Inc	819	32,138
Costco Wholesale Corp	5,778	474,489
Dr Pepper Snapple Group Inc	2,927	113,509
Flowers Foods Inc	1,520	29,579
General Mills Inc	6,366	244,900
Green Mountain Coffee Roasters Inc *	1,625	151,027
H.J. Heinz Co	2,485	125,443
Hansen Natural Corp *	926	80,831
Herbalife Ltd (Cayman)	1,576	84,474
Hormel Foods Corp	980	26,480
Kellogg Co	3,042	161,804
Kimberly-Clark Corp	4,551	323,166
McCormick & Co Inc	1,208	55,761
Mead Johnson Nutrition Co	496	34,140
PepsiCo Inc	20,905	1,294,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Philip Morris International Inc	21,287	$1,327,883
Reynolds American Inc	1,377	51,610
Sara Lee Corp	6,421	104,983
Sysco Corp	7,716	199,844
The Clorox Co	92	6,102
The Coca-Cola Co	26,130	1,765,343
The Estee Lauder Cos Inc ‘A’	1,492	131,057
The Hershey Co	1,499	88,801
The Kroger Co	6,006	131,892
The Procter & Gamble Co	2,473	156,244
Wal-Mart Stores Inc	17,836	925,688
Walgreen Co	11,429	375,900
Whole Foods Market Inc	2,045	133,559

		10,131,366

Energy - 10.1%

Alpha Natural Resources Inc *	1,691	29,914
Anadarko Petroleum Corp	1,000	63,050
Apache Corp	1,460	117,150
Arch Coal Inc	289	4,214
Atwood Oceanics Inc *	209	7,181
Baker Hughes Inc	2,287	105,568
Brigham Exploration Co *	1,547	39,077
Cabot Oil & Gas Corp	1,381	85,498
Cameron International Corp *	2,388	99,198
CARBO Ceramics Inc	257	26,350
Chevron Corp	1,515	140,168
Cimarex Energy Co	286	15,930
Cobalt International Energy Inc *	1,398	10,779
Concho Resources Inc *	1,367	97,248
CONSOL Energy Inc	2,997	101,688
Continental Resources Inc *	564	27,281
Core Laboratories NV (Netherlands)	603	54,167
Denbury Resources Inc *	4,426	50,899
Diamond Offshore Drilling Inc	438	23,976
Dresser-Rand Group Inc *	1,054	42,719
El Paso Corp	9,569	167,266
EOG Resources Inc	3,550	252,085
EQT Corp	700	37,352
EXCO Resources Inc	1,721	18,449
Exxon Mobil Corp	48,083	3,492,268
FMC Technologies Inc *	3,178	119,493
Forest Oil Corp *	1,112	16,013
Halliburton Co	12,101	369,323
Helmerich & Payne Inc	1,168	47,421
HollyFrontier Corp	2,523	66,153
Kinder Morgan Inc	1,542	39,922
Kosmos Energy Ltd * (Bermuda)	353	4,134
McDermott International Inc * (Panama)	2,752	29,612
Murphy Oil Corp	381	16,825
Newfield Exploration Co *	1,025	40,682
Noble Energy Inc	475	33,630
Occidental Petroleum Corp	3,096	221,364
Oceaneering International Inc	1,447	51,137
Oil States International Inc *	575	29,279
Patterson-UTI Energy Inc	215	3,728
Peabody Energy Corp	3,580	121,290
Pioneer Natural Resources Co	1,252	82,344
QEP Resources Inc	1,834	49,646
Quicksilver Resources Inc *	50	379
Range Resources Corp	2,125	124,227
Rowan Cos Inc *	288	8,695
RPC Inc	523	8,535
SandRidge Energy Inc *	5,446	30,280
Schlumberger Ltd (Netherlands)	17,947	1,071,974
SM Energy Co	695	42,152
Southwestern Energy Co *	4,600	153,318
Superior Energy Services Inc *	1,064	27,919
Tidewater Inc	39	1,640
Ultra Petroleum Corp * (Canada)	2,030	56,272
Whiting Petroleum Corp *	1,562	54,795

		8,031,657

Financials - 3.8%

Affiliated Managers Group Inc *	491	38,322
American Express Co	8,407	377,474
Apartment Investment & Management Co ‘A’ REIT	1,094	24,199
BlackRock Inc	560	82,886
Boston Properties Inc REIT	1,581	140,867
Camden Property Trust REIT	672	37,135
CB Richard Ellis Group Inc *	3,862	51,982
CBOE Holdings Inc	671	16,419
Corporate Office Properties Trust REIT	309	6,730
Digital Realty Trust Inc REIT	1,330	73,363
Discover Financial Services	676	15,507
Eaton Vance Corp	1,573	35,031
Equity Residential REIT	301	15,613
Erie Indemnity Co ‘A’	375	26,692
Essex Property Trust Inc REIT	246	29,530
Federal Realty Investment Trust REIT	622	51,259
Federated Investors Inc ‘B’	910	15,952
Franklin Resources Inc	1,916	183,246
Green Dot Corp ‘A’ *	294	9,208
Greenhill & Co Inc	369	10,550
Hudson City Bancorp Inc	591	3,345
IntercontinentalExchange Inc *	972	114,949
Jones Lang LaSalle Inc	448	23,211
Lazard Ltd ‘A’ (Bermuda)	1,476	31,144
LPL Investment Holdings Inc *	361	9,177
Moody’s Corp	2,635	80,236
MSCI Inc ‘A’ *	1,616	49,013
NYSE Euronext	1,106	25,703
People’s United Financial Inc	888	10,123
Plum Creek Timber Co Inc REIT	1,291	44,811
Public Storage REIT	1,749	194,751
Rayonier Inc REIT	1,609	59,195
SEI Investments Co	1,944	29,899
Simon Property Group Inc REIT	3,170	348,637
T. Rowe Price Group Inc	3,435	164,090
TD Ameritrade Holding Corp	2,892	42,527
The Charles Schwab Corp	13,850	156,089
The Macerich Co REIT	638	27,198
The NASDAQ OMX Group Inc *	228	5,276
UDR Inc REIT	219	4,849
Validus Holdings Ltd (Bermuda)	135	3,364
Ventas Inc REIT	2,034	100,480
Vornado Realty Trust REIT	258	19,252
Waddell & Reed Financial Inc ‘A’	1,161	29,037
Wells Fargo & Co	4,553	109,818
Weyerhaeuser Co REIT	2,072	32,220

		2,960,359

Health Care - 10.8%

Abbott Laboratories ‡	19,303	987,155
Agilent Technologies Inc *	4,602	143,813
Alexion Pharmaceuticals Inc *	2,431	155,730
Allergan Inc	4,031	332,074
Allscripts Healthcare Solutions Inc *	2,031	36,599
AMERIGROUP Corp *	377	14,707
AmerisourceBergen Corp	3,623	135,029
Amylin Pharmaceuticals Inc *	1,689	15,589
Baxter International Inc	6,789	381,134
Becton Dickinson & Co	2,893	212,115
Biogen Idec Inc *	3,196	297,707
BioMarin Pharmaceutical Inc *	1,466	46,721
Brookdale Senior Living Inc *	1,054	13,217
Bruker Corp *	1,053	14,247
C.R. Bard Inc	1,133	99,183

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Cardinal Health Inc	2,318	$97,078
CareFusion Corp *	885	21,196
Catalyst Health Solutions Inc *	574	33,114
Celgene Corp *	6,121	379,012
Cerner Corp *	1,879	128,749
Charles River Laboratories International Inc *	650	18,603
Covance Inc *	806	36,633
Covidien PLC (Ireland)	3,501	154,394
DaVita Inc *	1,263	79,152
Dendreon Corp *	1,815	16,335
DENTSPLY International Inc	779	23,908
Edwards Lifesciences Corp *	1,516	108,061
Eli Lilly & Co	4,474	165,404
Emdeon Inc ‘A’ *	67	1,259
Endo Pharmaceuticals Holdings Inc *	1,540	43,105
Express Scripts Inc *	6,456	239,324
Gen-Probe Inc *	634	36,297
Gilead Sciences Inc *	10,409	403,869
HCA Holdings Inc *	1,018	20,523
Health Management Associates Inc ‘A’ *	3,198	22,130
Henry Schein Inc *	645	39,996
Hill-Rom Holdings Inc	783	23,506
Hospira Inc *	1,861	68,857
Human Genome Sciences Inc *	2,534	32,156
IDEXX Laboratories Inc *	758	52,279
Illumina Inc *	1,628	66,618
Intuitive Surgical Inc *	519	189,061
Johnson & Johnson	7,395	471,135
Kinetic Concepts Inc *	663	43,685
Laboratory Corp of America Holdings *	1,325	104,741
Life Technologies Corp *	202	7,763
Lincare Holdings Inc	1,277	28,733
McKesson Corp	3,334	242,382
Medco Health Solutions Inc *	5,287	247,907
MEDNAX Inc *	636	39,839
Medtronic Inc	12,214	405,993
Mettler-Toledo International Inc *	425	59,483
Mylan Inc *	5,256	89,352
Myriad Genetics Inc *	1,183	22,169
Patterson Cos Inc	526	15,059
Perrigo Co	1,097	106,530
Pharmaceutical Product Development Inc	1,334	34,230
Pharmasset Inc *	983	80,970
Quest Diagnostics Inc	1,910	94,278
Regeneron Pharmaceuticals Inc *	964	56,105
ResMed Inc *	2,021	58,185
Sirona Dental Systems Inc *	743	31,511
St Jude Medical Inc	4,349	157,390
Stryker Corp	4,146	195,401
SXC Health Solutions Corp (XNGS) * (Canada)	818	45,563
Techne Corp	498	33,869
Tenet Healthcare Corp *	395	1,631
The Cooper Cos Inc	156	12,347
Thoratec Corp *	727	23,729
United Therapeutics Corp *	700	26,243
Universal Health Services Inc ‘B’	1,194	40,596
Varian Medical Systems Inc *	1,549	80,796
Vertex Pharmaceuticals Inc *	2,411	107,386
Warner Chilcott PLC ‘A’ * (Ireland)	2,060	29,458
Waters Corp *	1,212	91,494
Watson Pharmaceuticals Inc *	1,577	107,630

		8,579,222

Industrials - 11.8%

3M Co	8,298	595,713
Aecom Technology Corp *	675	11,927
Alliant Techsystems Inc	33	1,799
AMETEK Inc	2,126	70,094
AMR Corp *	2,201	6,515
Armstrong World Industries Inc	37	1,274
Avery Dennison Corp	69	1,731
BE Aerospace Inc *	1,213	40,162
C.H. Robinson Worldwide Inc	2,189	149,881
Carlisle Cos Inc	67	2,136
Caterpillar Inc	8,526	629,560
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	782	22,389
Con-way Inc	74	1,638
Cooper Industries PLC (Ireland)	1,427	65,813
Copa Holdings SA ‘A’ (Panama)	346	21,199
Copart Inc *	742	29,027
Covanta Holding Corp	66	1,003
CSX Corp	14,584	272,283
Cummins Inc	2,595	211,908
Danaher Corp	7,263	304,610
Deere & Co	5,551	358,428
Delta Air Lines Inc *	6,781	50,858
Donaldson Co Inc	1,009	55,293
Dover Corp	1,919	89,425
Eaton Corp	1,709	60,670
Emerson Electric Co	9,941	410,663
Equifax Inc	95	2,920
Expeditors International of Washington Inc	2,808	113,864
Fastenal Co	3,899	129,759
FedEx Corp	253	17,123
Flowserve Corp	672	49,728
Fluor Corp	2,304	107,251
Gardner Denver Inc	691	43,913
General Cable Corp *	328	7,659
Goodrich Corp	675	81,459
Graco Inc	804	27,449
GrafTech International Ltd *	105	1,334
Harsco Corp	74	1,435
Hertz Global Holdings Inc *	3,260	29,014
Honeywell International Inc	10,408	457,015
IDEX Corp	988	30,786
IHS Inc ‘A’ *	653	48,851
Illinois Tool Works Inc	5,509	229,174
Ingersoll-Rand PLC (Ireland)	3,473	97,557
Iron Mountain Inc	2,383	75,350
JB Hunt Transport Services Inc	1,208	43,633
Joy Global Inc	1,385	86,396
Kansas City Southern *	1,088	54,356
KAR Auction Services Inc *	99	1,199
KBR Inc	126	2,977
Kennametal Inc	118	3,863
Kirby Corp *	511	26,899
Landstar System Inc	611	24,171
Lennox International Inc	677	17,453
Lincoln Electric Holdings Inc	656	19,031
Lockheed Martin Corp	3,305	240,075
Masco Corp	4,735	33,713
MSC Industrial Direct Co Inc ‘A’	596	33,650
Navistar International Corp *	491	15,771
Nielsen Holdings NV * (Netherlands)	940	24,515
Nordson Corp	806	32,030
PACCAR Inc	4,833	163,452
Pall Corp	1,535	65,084
Parker-Hannifin Corp	883	55,744
Polypore International Inc *	526	29,730
Precision Castparts Corp	1,897	294,908
Robert Half International Inc	1,940	41,167
Rockwell Automation Inc	1,908	106,848
Rockwell Collins Inc	2,037	107,472
Roper Industries Inc	1,268	87,378
Snap-on Inc	150	6,660
Southwest Airlines Co	1,745	14,030
Spirit AeroSystems Holdings Inc ‘A’ *	317	5,056
SPX Corp	169	7,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Stericycle Inc *	1,135	$91,617
Textron Inc	200	3,528
The Babcock & Wilcox Co *	1,563	30,557
The Boeing Co	8,661	524,077
The Dun & Bradstreet Corp	653	40,003
The Manitowoc Co Inc	1,695	11,373
The Timken Co	982	32,229
The Toro Co	395	19,462
Thomas & Betts Corp *	157	6,266
Towers Watson & Co ‘A’	159	9,505
TransDigm Group Inc *	661	53,984
Union Pacific Corp	1,057	86,325
United Continental Holdings Inc *	3,733	72,346
United Parcel Service Inc ‘B’	9,717	613,629
United Technologies Corp	11,451	805,692
UTi Worldwide Inc (United Kingdom)	1,151	15,009
Valmont Industries Inc	308	24,006
Verisk Analytics Inc ‘A’ *	1,322	45,966
W.W. Grainger Inc	753	112,604
WABCO Holdings Inc *	899	34,036
Wabtec Corp	640	33,837
Waste Connections Inc	1,315	44,473
WESCO International Inc *	247	8,287

		9,381,369

Information Technology - 28.3%

Accenture PLC ‘A’ (Ireland)	8,539	449,835
Acme Packet Inc *	712	30,324
Adobe Systems Inc *	6,671	161,238
Advanced Micro Devices Inc *	8,124	41,270
Akamai Technologies Inc *	2,289	45,505
Alliance Data Systems Corp *	674	62,480
Altera Corp	4,261	134,349
Amphenol Corp ‘A’	2,329	94,953
Analog Devices Inc	3,962	123,812
ANSYS Inc *	1,214	59,535
Apple Inc *	12,231	4,662,213
Applied Materials Inc	1,031	10,671
Ariba Inc *	1,276	35,358
Arrow Electronics Inc *	211	5,862
Atmel Corp *	5,660	45,676
Autodesk Inc *	3,038	84,396
Automatic Data Processing Inc	6,609	311,614
Avago Technologies Ltd (Singapore)	2,529	82,875
BMC Software Inc *	2,338	90,153
Booz Allen Hamilton Holding Corp *	156	2,320
Broadcom Corp ‘A’ *	7,090	236,026
Broadridge Financial Solutions Inc	1,541	31,036
Cadence Design Systems Inc *	3,562	32,913
Ciena Corp *	1,197	13,406
Citrix Systems Inc *	2,486	135,562
Cognizant Technology Solutions Corp ‘A’ *	4,024	252,305
Compuware Corp *	1,990	15,243
Cree Inc *	89	2,312
Cypress Semiconductor Corp *	2,220	33,233
Dell Inc *	15,951	225,707
Dolby Laboratories Inc ‘A’ *	731	20,059
DST Systems Inc	68	2,980
eBay Inc *	8,322	245,416
Electronic Arts Inc *	4,395	89,878
EMC Corp *	27,212	571,180
Equinix Inc *	619	54,986
F5 Networks Inc *	1,072	76,166
FactSet Research Systems Inc	610	54,272
First Solar Inc *	787	49,746
Fiserv Inc *	1,521	77,221
FleetCor Technologies Inc *	167	4,385
FLIR Systems Inc	2,111	52,881
Fortinet Inc *	1,631	27,401
Freescale Semiconductor Holdings I Ltd * (Bermuda)	364	4,015
Fusion-io Inc *	114	2,166
Gartner Inc ‘A’ *	1,285	44,808
Genpact Ltd * (Bermuda)	1,352	19,455
Global Payments Inc	1,058	42,733
Google Inc ‘A’ *	3,328	1,711,857
Harris Corp	432	14,761
Informatica Corp *	1,398	57,248
International Business Machines Corp	16,019	2,803,806
Intersil Corp ‘A’	825	8,489
Intuit Inc *	4,001	189,807
IPG Photonics Corp *	353	15,334
Jabil Circuit Inc	2,101	37,377
JDS Uniphase Corp *	3,014	30,050
Juniper Networks Inc *	7,049	121,666
KLA-Tencor Corp	1,716	65,688
Lam Research Corp *	1,646	62,515
Lender Processing Services Inc	1,097	15,018
Linear Technology Corp	3,011	83,254
LinkedIn Corp ‘A’ *	112	8,745
LSI Corp *	2,182	11,303
Mastercard Inc ‘A’	1,419	450,050
Maxim Integrated Products Inc	3,905	91,104
MEMC Electronic Materials Inc *	1,685	8,829
Microchip Technology Inc	2,518	78,335
MICROS Systems Inc *	1,072	47,072
Microsoft Corp	98,148	2,442,904
National Instruments Corp	1,219	27,866
NCR Corp *	1,702	28,747
NetApp Inc *	4,865	165,118
NeuStar Inc ‘A’ *	765	19,232
Nuance Communications Inc *	3,149	64,114
NVIDIA Corp *	7,937	99,212
ON Semiconductor Corp *	5,877	42,138
Oracle Corp	50,800	1,459,992
Paychex Inc	3,931	103,660
PMC-Sierra Inc *	128	765
Polycom Inc *	2,332	42,839
QLogic Corp *	1,102	13,973
QUALCOMM Inc	22,081	1,073,799
Rackspace Hosting Inc *	1,362	46,499
Red Hat Inc *	2,552	107,848
Riverbed Technology Inc *	1,985	39,621
Rovi Corp *	1,499	64,427
SAIC Inc *	1,163	13,735
salesforce.com inc *	1,771	202,390
Silicon Laboratories Inc *	517	17,325
Skyworks Solutions Inc *	2,501	44,868
Solera Holdings Inc	950	47,975
Symantec Corp *	9,991	162,853
Synopsys Inc *	142	3,459
Teradata Corp *	2,232	119,479
Texas Instruments Inc	9,751	259,864
The Western Union Co	8,360	127,824
TIBCO Software Inc *	2,237	50,086
Trimble Navigation Ltd *	1,621	54,385
Varian Semiconductor Equipment Associates Inc *	997	60,967
VeriFone Systems Inc *	1,348	47,207
VeriSign Inc	2,227	63,714
Visa Inc ‘A’	2,234	191,498
VistaPrint NV * (Netherlands)	560	15,137
VMware Inc ‘A’ *	1,120	90,026
WebMD Health Corp *	808	24,361
Xilinx Inc	3,512	96,369
Zebra Technologies Corp ‘A’ *	746	23,081

		22,423,595

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Materials - 5.0%

Air Products & Chemicals Inc	2,802	$213,989
Airgas Inc	1,038	66,245
AK Steel Holding Corp	282	1,844
Albemarle Corp	1,212	48,965
Allegheny Technologies Inc	1,403	51,897
Allied Nevada Gold Corp *	1,179	42,220
Ball Corp	2,220	68,864
Carpenter Technology Corp	591	26,530
Celanese Corp ‘A’	2,065	67,174
CF Industries Holdings Inc	789	97,355
Cliffs Natural Resources Inc	1,931	98,809
Compass Minerals International Inc	435	29,049
Crown Holdings Inc *	2,069	63,332
E.I. du Pont de Nemours & Co	12,282	490,912
Eastman Chemical Co	940	64,418
Ecolab Inc	3,068	149,995
FMC Corp	950	65,702
Freeport-McMoRan Copper & Gold Inc	12,528	381,478
Huntsman Corp	465	4,497
International Flavors & Fragrances Inc	1,063	59,762
International Paper Co	1,236	28,737
Intrepid Potash Inc *	725	18,031
Kronos Worldwide Inc	269	4,326
LyondellBasell Industries NV ‘A’ (Netherlands)	272	6,645
Martin Marietta Materials Inc	292	18,460
Molycorp Inc *	761	25,014
Monsanto Co	7,088	425,564
Nalco Holding Co	1,627	56,912
Packaging Corp of America	1,206	28,100
PPG Industries Inc	2,091	147,750
Praxair Inc	4,012	375,042
Reliance Steel & Aluminum Co	123	4,183
Rock-Tenn Co ‘A’	915	44,542
Rockwood Holdings Inc *	865	29,142
Royal Gold Inc	731	46,828
Schnitzer Steel Industries Inc ‘A’	80	2,944
Sigma-Aldrich Corp	1,611	99,544
Silgan Holdings Inc	677	24,873
Solutia Inc *	1,647	21,164
Southern Copper Corp	2,247	56,153
Steel Dynamics Inc	2,158	21,407
Temple-Inland Inc	358	11,230
The Mosaic Co	3,644	178,447
The Scotts Miracle-Gro Co ‘A’	534	23,816
The Sherwin-Williams Co	1,187	88,218
The Valspar Corp	148	4,619
Titanium Metals Corp	586	8,778
Walter Energy Inc	823	49,388
Westlake Chemical Corp	40	1,371
WR Grace & Co *	881	29,337

		3,973,602

Telecommunication Services - 1.2%

American Tower Corp ‘A’ *	5,245	282,181
Clearwire Corp ‘A’ *	1,994	4,646
Crown Castle International Corp *	3,841	156,214
MetroPCS Communications Inc *	3,695	32,183
NII Holdings Inc *	1,973	53,172
SBA Communications Corp ‘A’ *	1,498	51,651
tw telecom Inc *	1,724	28,481
Verizon Communications Inc	8,456	311,181
Windstream Corp	3,741	43,620

		963,329

Utilities - 0.1%

Aqua America Inc	186	4,012
ITC Holdings Corp	675	52,265
National Fuel Gas Co	153	7,448
ONEOK Inc	112	7,397

		71,122

Total Common Stocks
(Cost $78,000,102)		77,750,854

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 1000 Growth Index Fund	7,270	382,547

Total Exchange-Traded Fund
(Cost $403,747)		382,547

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $3,254,071; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $3,323,338)	$3,254,069	3,254,069

Total Short-Term Investment
(Cost $3,254,069)		3,254,069

TOTAL INVESTMENTS - 102.7%
(Cost $81,657,918)		81,387,470

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(2,106,827)

NET ASSETS - 100.0%		$79,280,643

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2011, investments with a total aggregate value of $534,413 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
NASDAQ 100 E-Mini (12/11)	6	$268,966	($12,826)
S&P 500 E-Mini (12/11)	11	640,450	(21,150)

Total Futures Contracts			($33,976)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$77,750,854	$77,750,854	$-	$-
	Exchange-Traded Fund	382,547	382,547	-	-
	Short-Term Investment	3,254,069	-	3,254,069	-

	Total Assets	81,387,470	78,133,401	3,254,069	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(33,976)	(33,976)	-	-

	Total Liabilities	(33,976)	(33,976)	-	-

	Total	$81,353,494	$78,099,425	$3,254,069	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 8.6%

Aaron’s Inc	333	$8,408
Abercrombie & Fitch Co ‘A’	179	11,019
American Eagle Outfitters Inc	3,005	35,219
Autoliv Inc	1,402	67,997
AutoNation Inc *	302	9,900
Bally Technologies Inc *	50	1,349
Best Buy Co Inc	4,976	115,941
Big Lots Inc *	712	24,799
Brinker International Inc	125	2,615
Career Education Corp *	952	12,424
CarMax Inc *	2,966	70,739
Carnival Corp (Panama)	6,705	203,161
CBS Corp ‘B’	8,887	181,117
Chico’s FAS Inc	881	10,070
Choice Hotels International Inc	435	12,928
Clear Channel Outdoor Holdings Inc ‘A’ *	592	5,541
Comcast Corp ‘A’	24,460	511,214
D.R. Horton Inc	4,504	40,716
DeVry Inc	180	6,653
Dillard’s Inc ‘A’	496	21,566
DISH Network Corp ‘A’ *	822	20,599
DreamWorks Animation SKG Inc ‘A’ *	1,160	21,089
DSW Inc ‘A’	35	1,616
Dunkin’ Brands Group Inc *	72	1,994
Education Management Corp *	665	9,869
Expedia Inc	1,264	32,548
Federal-Mogul Corp *	276	4,071
Foot Locker Inc	2,441	49,040
Ford Motor Co *	25,723	248,741
Fortune Brands Inc	2,424	131,090
GameStop Corp ‘A’ *	2,222	51,328
Gannett Co Inc	3,705	35,309
Garmin Ltd (Switzerland)	1,583	50,292
General Motors Co *	11,953	241,212
Genuine Parts Co	1,799	91,389
H&R Block Inc	2,010	26,753
Harman International Industries Inc	371	10,603
HomeAway Inc *	60	2,017
Hyatt Hotels Corp ‘A’ *	665	20,861
International Game Technology	2,253	32,736
J.C. Penney Co Inc	2,600	69,628
Jarden Corp	1,472	41,599
Johnson Controls Inc	7,970	210,169
Kohl’s Corp	688	33,781
Lamar Advertising Co ‘A’ *	592	10,082
Lear Corp	1,653	70,914
Leggett & Platt Inc	518	10,251
Lennar Corp ‘A’	2,520	34,121
Liberty Interactive Corp ‘A’ *	9,454	139,636
Liberty Media Corp - Capital ‘A’ *	1,118	73,922
Liberty Media Corp - Starz ‘A’ *	820	52,119
Lowe’s Cos Inc	20,476	396,006
Macy’s Inc	5,866	154,393
Mattel Inc	1,405	36,375
MGM Resorts International *	4,385	40,737
Mohawk Industries Inc *	872	37,418
Newell Rubbermaid Inc	4,580	54,365
News Corp ‘A’	36,100	558,467
NVR Inc *	89	53,754
Pandora Media Inc *	151	2,212
Penn National Gaming Inc *	1,045	34,788
PulteGroup Inc *	5,451	21,531
PVH Corp	805	46,883
RadioShack Corp	1,549	17,999
Regal Entertainment Group ‘A’	927	10,883
Royal Caribbean Cruises Ltd (Liberia)	894	19,346
Sally Beauty Holdings Inc *	117	1,942
Sears Holdings Corp *	597	34,339
Service Corp International	3,756	34,405
Signet Jewelers Ltd (NYSE) * (Bermuda)	1,370	46,306
Staples Inc	11,215	149,159
Target Corp	10,263	503,298
The Gap Inc	5,736	93,153
The Home Depot Inc	9,977	327,944
The Interpublic Group of Cos Inc	4,811	34,639
The Madison Square Garden Co ‘A’ *	960	21,888
The McGraw-Hill Cos Inc	826	33,866
The Walt Disney Co	29,723	896,446
The Washington Post Co ‘B’	80	26,158
The Wendy’s Co	4,557	20,917
Thomson Reuters Corp (NYSE) (Canada)	3,123	84,446
Thor Industries Inc	725	16,059
Time Warner Inc	16,839	504,665
Toll Brothers Inc *	2,266	32,698
TRW Automotive Holdings Corp *	1,602	52,433
VF Corp	1,367	166,118
Visteon Corp *	745	32,035
Whirlpool Corp	1,199	59,842
Williams-Sonoma Inc	795	24,478
WMS Industries Inc *	947	16,658
Wyndham Worldwide Corp	2,673	76,207

		7,958,011

Consumer Staples - 8.0%

Altria Group Inc	8,362	224,185
Archer-Daniels-Midland Co	10,627	263,656
BJ’s Wholesale Club Inc *	726	37,200
Brown-Forman Corp ‘B’	225	15,782
Bunge Ltd (Bermuda)	1,720	100,259
Campbell Soup Co	684	22,141
Church & Dwight Co Inc	960	42,432
Coca-Cola Enterprises Inc	1,177	29,284
Colgate-Palmolive Co	753	66,776
ConAgra Foods Inc	5,620	136,116
Constellation Brands Inc ‘A’ *	2,871	51,678
Corn Products International Inc	217	8,515
CVS Caremark Corp	21,323	716,026
Dean Foods Co *	2,885	25,590
Energizer Holdings Inc *	1,095	72,752
General Mills Inc	2,470	95,021
H.J. Heinz Co	2,105	106,260
Hormel Foods Corp	1,028	27,777
Kellogg Co	248	13,191
Kimberly-Clark Corp	766	54,394
Kraft Foods Inc ‘A’	25,985	872,576
Lorillard Inc	2,259	250,071
McCormick & Co Inc	658	30,373
Mead Johnson Nutrition Co	2,625	180,679
Molson Coors Brewing Co ‘B’	2,111	83,617
Philip Morris International Inc	2,657	165,744
Ralcorp Holdings Inc *	865	66,354
Reynolds American Inc	3,663	137,289
Safeway Inc	5,569	92,612
Sara Lee Corp	1,599	26,144
Smithfield Foods Inc *	2,644	51,558
SUPERVALU Inc	3,376	22,484
The Clorox Co	1,975	131,002
The Hershey Co	592	35,070
The J.M. Smucker Co	1,824	132,951
The Kroger Co	2,404	52,792
The Procter & Gamble Co	40,953	2,587,411
Tyson Foods Inc ‘A’	4,733	82,165
Wal-Mart Stores Inc	6,697	347,574
Walgreen Co	813	26,740

		7,484,241

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Energy - 11.6%

Alpha Natural Resources Inc *	1,568	$27,738
Anadarko Petroleum Corp	6,635	418,337
Apache Corp	4,293	344,470
Arch Coal Inc	2,988	43,565
Atwood Oceanics Inc *	646	22,197
Baker Hughes Inc	4,114	189,902
Cameron International Corp *	1,020	42,371
Chesapeake Energy Corp	10,342	264,238
Chevron Corp	29,809	2,757,929
Cimarex Energy Co	987	54,976
Cobalt International Energy Inc *	163	1,257
ConocoPhillips	22,228	1,407,477
Denbury Resources Inc *	990	11,385
Devon Energy Corp	6,652	368,787
Diamond Offshore Drilling Inc	571	31,257
El Paso Corp	659	11,519
Energen Corp	1,144	46,778
EQT Corp	1,284	68,514
EXCO Resources Inc	199	2,133
Exxon Mobil Corp	20,295	1,474,026
Forest Oil Corp *	330	4,752
Helmerich & Payne Inc	98	3,979
Hess Corp	4,771	250,287
Kinder Morgan Inc	862	22,317
Kosmos Energy Ltd * (Bermuda)	111	1,300
Marathon Oil Corp	11,198	241,653
Marathon Petroleum Corp	5,599	151,509
McDermott International Inc * (Panama)	402	4,326
Murphy Oil Corp	2,576	113,756
Nabors Industries Ltd * (Bermuda)	4,519	55,403
National Oilwell Varco Inc	6,653	340,767
Newfield Exploration Co *	915	36,316
Noble Energy Inc	2,217	156,964
Occidental Petroleum Corp	9,101	650,721
Oil States International Inc *	111	5,652
Patterson-UTI Energy Inc	2,212	38,356
Pioneer Natural Resources Co	359	23,611
Plains Exploration & Production Co *	2,217	50,348
QEP Resources Inc	562	15,213
Quicksilver Resources Inc *	1,620	12,280
Rowan Cos Inc *	1,674	50,538
SEACOR Holdings Inc	340	27,271
SM Energy Co	177	10,735
Southern Union Co	1,961	79,558
Spectra Energy Corp	10,220	250,697
Sunoco Inc	1,822	56,500
Teekay Corp	615	13,905
Tesoro Corp *	2,275	44,294
The Williams Cos Inc	9,249	225,121
Tidewater Inc	744	31,285
Unit Corp *	672	24,810
Valero Energy Corp	8,968	159,451

		10,742,531

Financials - 24.2%

ACE Ltd (Switzerland)	5,306	321,544
Affiliated Managers Group Inc *	223	17,405
Aflac Inc	7,355	257,057
Alexandria Real Estate Equities Inc REIT	971	59,610
Alleghany Corp *	104	30,004
Allied World Assurance Co Holdings Ltd AG (Switzerland)	596	32,011
American Capital Agency Corp REIT	2,807	76,070
American Capital Ltd *	5,653	38,553
American Express Co	6,526	293,017
American Financial Group Inc	1,233	38,309
American International Group Inc *	6,950	152,552
American National Insurance Co	112	7,756
Ameriprise Financial Inc	3,810	149,962
Annaly Capital Management Inc REIT	14,956	248,718
Aon Corp	5,198	218,212
Apartment Investment & Management Co ‘A’ REIT	586	12,962
Arch Capital Group Ltd * (Bermuda)	2,075	67,801
Ares Capital Corp	3,251	44,766
Arthur J. Gallagher & Co	1,757	46,209
Aspen Insurance Holdings Ltd (Bermuda)	1,132	26,081
Associated Banc-Corp	2,764	25,705
Assurant Inc	1,533	54,881
Assured Guaranty Ltd (Bermuda)	2,896	31,827
AvalonBay Communities Inc REIT	1,478	168,566
AXIS Capital Holdings Ltd (Bermuda)	2,038	52,866
Bank of America Corp	159,344	975,185
Bank of Hawaii Corp	750	27,300
BankUnited Inc	560	11,626
BB&T Corp	10,952	233,606
Berkshire Hathaway Inc ‘B’ *	27,527	1,955,518
BlackRock Inc	680	100,647
BOK Financial Corp	414	19,412
Boston Properties Inc REIT	401	35,729
Brandywine Realty Trust REIT	2,214	17,734
BRE Properties Inc REIT	1,180	49,961
Brown & Brown Inc	1,830	32,574
Camden Property Trust REIT	320	17,683
Capital One Financial Corp	7,220	286,129
CapitalSource Inc	4,999	30,694
Capitol Federal Financial Inc	2,644	27,921
Chimera Investment Corp REIT	16,329	45,231
Cincinnati Financial Corp	2,300	60,559
CIT Group Inc *	3,153	95,757
Citigroup Inc	45,698	1,170,783
City National Corp	733	27,678
CME Group Inc ‘A’	1,054	259,706
CNA Financial Corp	393	8,831
Comerica Inc	3,160	72,585
Commerce Bancshares Inc	1,189	41,318
CommonWealth REIT	1,305	24,756
Corporate Office Properties Trust REIT	722	15,725
Cullen/Frost Bankers Inc	818	37,513
DDR Corp REIT	3,323	36,221
Discover Financial Services	7,729	177,303
Douglas Emmett Inc REIT	1,909	32,644
Duke Realty Corp REIT	4,044	42,462
E*TRADE Financial Corp *	4,048	36,877
East West Bancorp Inc	2,290	34,144
Endurance Specialty Holdings Ltd (Bermuda)	637	21,754
Equity Residential REIT	4,295	222,782
Essex Property Trust Inc REIT	230	27,609
Everest Re Group Ltd (Bermuda)	722	57,312
Federal Realty Investment Trust REIT	243	20,026
Federated Investors Inc ‘B’	244	4,277
Fidelity National Financial Inc ‘A’	3,511	53,297
Fifth Third Bancorp	14,448	145,925
First Citizens BancShares Inc ‘A’	92	13,206
First Horizon National Corp	4,194	24,996
First Niagara Financial Group Inc	4,768	43,627
First Republic Bank *	1,155	26,750
Forest City Enterprises Inc ‘A’ *	2,124	22,642
Fulton Financial Corp	3,148	24,082
General Growth Properties Inc REIT	8,864	107,254
Genworth Financial Inc ‘A’ *	7,843	45,019
HCC Insurance Holdings Inc	1,804	48,798
HCP Inc REIT	6,385	223,858
Health Care REIT Inc	2,780	130,104
Hospitality Properties Trust REIT	1,977	41,972
Host Hotels & Resorts Inc REIT	10,791	118,054
Hudson City Bancorp Inc	6,695	37,894
Huntington Bancshares Inc	13,578	65,174

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Interactive Brokers Group Inc ‘A’	582	$8,107
Invesco Ltd (Bermuda)	7,266	112,696
Janus Capital Group Inc	3,033	18,198
Jefferies Group Inc	2,080	25,813
Jones Lang LaSalle Inc	147	7,616
JPMorgan Chase & Co	62,487	1,882,108
Kemper Corp	809	19,384
KeyCorp	14,953	88,671
Kimco Realty Corp REIT	6,399	96,177
Legg Mason Inc	2,340	60,161
Leucadia National Corp	3,108	70,489
Liberty Property Trust REIT	1,811	52,718
Lincoln National Corp	4,930	77,056
Loews Corp	4,982	172,128
LPL Investment Holdings Inc *	90	2,288
M&T Bank Corp	1,973	137,913
Mack-Cali Realty Corp REIT	1,334	35,684
Markel Corp *	153	54,641
Marsh & McLennan Cos Inc	8,625	228,907
MBIA Inc *	2,326	16,910
Mercury General Corp	391	14,995
MetLife Inc	12,916	361,777
Morgan Stanley	24,290	327,915
New York Community Bancorp Inc	6,878	81,848
Northern Trust Corp	3,415	119,457
NYSE Euronext	2,845	66,118
Old Republic International Corp	3,987	35,564
PartnerRe Ltd (Bermuda)	1,062	55,511
People’s United Financial Inc	4,814	54,880
Piedmont Office Realty Trust Inc ‘A’ REIT	2,751	44,484
Plum Creek Timber Co Inc REIT	993	34,467
Popular Inc *	16,426	24,639
Principal Financial Group Inc	5,053	114,552
ProLogis Inc REIT	7,216	174,988
Protective Life Corp	1,391	21,741
Prudential Financial Inc	7,643	358,151
Public Storage REIT	125	13,919
Raymond James Financial Inc	1,633	42,393
Realty Income Corp REIT	2,095	67,543
Regency Centers Corp REIT	1,418	50,098
Regions Financial Corp	19,760	65,801
Reinsurance Group of America Inc	1,162	53,394
RenaissanceRe Holdings Ltd (Bermuda)	818	52,188
Senior Housing Properties Trust REIT	2,412	51,954
Simon Property Group Inc REIT	844	92,823
SL Green Realty Corp REIT	1,398	81,294
SLM Corp	8,294	103,260
StanCorp Financial Group Inc	736	20,292
State Street Corp	7,926	254,900
SunTrust Banks Inc	8,443	151,552
Synovus Financial Corp	8,925	9,550
Taubman Centers Inc REIT	883	44,424
TCF Financial Corp	2,519	23,074
TFS Financial Corp *	1,170	9,512
The Allstate Corp	8,224	194,827
The Bank of New York Mellon Corp	19,527	363,007
The Chubb Corp	4,600	275,954
The Goldman Sachs Group Inc	8,141	769,732
The Hanover Insurance Group Inc	704	24,992
The Hartford Financial Services Group Inc	7,002	113,012
The Howard Hughes Corp *	327	13,767
The Macerich Co REIT	1,322	56,357
The NASDAQ OMX Group Inc *	1,747	40,426
The PNC Financial Services Group Inc	8,276	398,820
The Progressive Corp	10,312	183,141
The St. Joe Co *	990	14,840
The Travelers Cos Inc	6,587	320,985
Torchmark Corp	1,653	57,624
Transatlantic Holdings Inc	994	48,229
U.S. Bancorp	30,297	713,191
UDR Inc REIT	3,157	69,896
Unum Group	4,840	101,446
Validus Holdings Ltd (Bermuda)	1,064	26,515
Valley National Bancorp	2,682	28,402
Ventas Inc REIT	1,567	77,410
Vornado Realty Trust REIT	2,578	192,370
W.R. Berkley Corp	1,799	53,412
Washington Federal Inc	1,768	22,524
Weingarten Realty Investors REIT	1,937	41,006
Wells Fargo & Co	71,936	1,735,096
Weyerhaeuser Co REIT	6,014	93,518
White Mountains Insurance Group Ltd (Bermuda)	110	44,632
XL Group PLC (Ireland)	4,866	91,481
Zions Bancorp	2,908	40,916

		22,494,919

Health Care - 12.9%

Abbott Laboratories	1,491	76,250
Aetna Inc	5,968	216,937
Alere Inc *	1,312	25,781
Allscripts Healthcare Solutions Inc *	628	11,317
AMERIGROUP Corp *	218	8,504
Amgen Inc	14,620	803,369
Baxter International Inc	906	50,863
Bio-Rad Laboratories Inc ‘A’ *	315	28,593
Boston Scientific Corp *	24,032	142,029
Bristol-Myers Squibb Co	26,827	841,831
Brookdale Senior Living Inc *	189	2,370
Cardinal Health Inc	2,757	115,463
CareFusion Corp *	2,414	57,815
Cephalon Inc *	1,198	96,679
CIGNA Corp	4,255	178,455
Community Health Systems Inc *	1,523	25,343
Coventry Health Care Inc *	2,331	67,156
Covidien PLC (Ireland)	3,633	160,215
DENTSPLY International Inc	1,338	41,063
Eli Lilly & Co	10,754	397,575
Emdeon Inc ‘A’ *	420	7,892
Forest Laboratories Inc *	4,500	138,555
HCA Holdings Inc *	782	15,765
Health Net Inc *	1,423	33,739
Henry Schein Inc *	696	43,159
Hill-Rom Holdings Inc	98	2,942
Hologic Inc *	4,113	62,559
Hospira Inc *	403	14,911
Humana Inc	2,648	192,589
Johnson & Johnson	34,312	2,186,017
Kinetic Concepts Inc *	231	15,221
Life Technologies Corp *	2,567	98,650
LifePoint Hospitals Inc *	826	30,265
Medtronic Inc	2,306	76,651
Merck & Co Inc	48,537	1,587,645
Mylan Inc *	606	10,302
Omnicare Inc	1,836	46,689
Patterson Cos Inc	977	27,971
PerkinElmer Inc	1,741	33,445
Pfizer Inc	124,247	2,196,687
QIAGEN NV (XNGS) * (Netherlands)	3,689	51,019
Quest Diagnostics Inc	192	9,477
Teleflex Inc	633	34,036
Tenet Healthcare Corp *	6,797	28,072
The Cooper Cos Inc	544	43,058
Thermo Fisher Scientific Inc *	6,027	305,207
UnitedHealth Group Inc	17,037	785,746
VCA Antech Inc *	1,368	21,861
Vertex Pharmaceuticals Inc *	361	16,079
Warner Chilcott PLC ‘A’ * (Ireland)	244	3,489
Watson Pharmaceuticals Inc *	100	6,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
WellPoint Inc	5,774	$376,927
Zimmer Holdings Inc *	3,019	161,516

		12,012,574

Industrials - 8.6%

3M Co	1,307	93,830
Aecom Technology Corp *	1,068	18,872
AGCO Corp *	1,491	51,544
Air Lease Corp *	527	10,118
Alexander & Baldwin Inc	658	24,037
Alliant Techsystems Inc	493	26,873
AMR Corp *	2,589	7,663
Armstrong World Industries Inc	326	11,227
Avery Dennison Corp	1,611	40,404
BE Aerospace Inc *	86	2,847
Carlisle Cos Inc	872	27,799
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	684	19,583
Cintas Corp	1,802	50,708
CNH Global NV * (Netherlands)	394	10,339
Con-way Inc	822	18,191
Cooper Industries PLC (Ireland)	916	42,246
Copa Holdings SA ‘A’ (Panama)	98	6,004
Corrections Corp of America *	1,687	38,278
Covanta Holding Corp	1,782	27,069
Crane Co	772	27,553
Delta Air Lines Inc *	5,411	40,583
Dover Corp	642	29,917
Eaton Corp	3,332	118,286
Equifax Inc	1,833	56,346
FedEx Corp	4,675	316,404
Flowserve Corp	69	5,106
GATX Corp	725	22,468
General Cable Corp *	364	8,499
General Dynamics Corp	5,224	297,193
General Electric Co	166,773	2,541,621
Goodrich Corp	1,160	139,989
GrafTech International Ltd *	1,955	24,829
Harsco Corp	1,200	23,268
Hubbell Inc ‘B’	962	47,658
Huntington Ingalls Industries Inc *	800	19,464
IDEX Corp	124	3,864
Illinois Tool Works Inc	478	19,885
Ingersoll-Rand PLC (Ireland)	1,078	30,281
ITT Corp	2,895	121,590
Jacobs Engineering Group Inc *	1,994	64,386
Kansas City Southern *	442	22,082
KAR Auction Services Inc *	362	4,384
KBR Inc	2,228	52,648
Kennametal Inc	1,111	36,374
Kirby Corp *	227	11,949
L-3 Communications Holdings Inc	1,669	103,428
Lincoln Electric Holdings Inc	539	15,636
Lockheed Martin Corp	585	42,494
Manpower Inc	1,321	44,412
Navistar International Corp *	542	17,409
Nielsen Holdings NV * (Netherlands)	164	4,277
Norfolk Southern Corp	5,554	338,905
Northrop Grumman Corp	4,358	227,313
Oshkosh Corp *	1,473	23,185
Owens Corning *	1,990	43,143
Parker-Hannifin Corp	1,500	94,695
Pentair Inc	1,567	50,160
Pitney Bowes Inc	2,879	54,125
Quanta Services Inc *	3,391	63,717
Raytheon Co	5,601	228,913
Regal-Beloit Corp	608	27,591
Republic Services Inc	5,046	141,591
RR Donnelley & Sons Co	2,905	41,019
Ryder System Inc	808	30,308
Snap-on Inc	734	32,590
Southwest Airlines Co	10,259	82,482
Spirit AeroSystems Holdings Inc ‘A’ *	1,520	24,244
SPX Corp	587	26,597
Stanley Black & Decker Inc	2,644	129,820
Terex Corp *	1,759	18,047
Textron Inc	4,098	72,289
The Boeing Co	1,312	79,389
The Shaw Group Inc *	1,141	24,805
The Timken Co	210	6,892
Thomas & Betts Corp *	640	25,542
Towers Watson & Co ‘A’	732	43,759
Trinity Industries Inc	1,228	26,292
Tyco International Ltd (Switzerland)	7,374	300,491
Union Pacific Corp	6,456	527,262
United Continental Holdings Inc *	733	14,206
United Technologies Corp	777	54,670
URS Corp *	1,211	35,918
UTi Worldwide Inc (United Kingdom)	155	2,021
Verisk Analytics Inc ‘A’ *	272	9,457
Waste Connections Inc	198	6,696
Waste Management Inc	7,457	242,800
WESCO International Inc *	342	11,474

		8,004,323

Information Technology - 8.6%

Activision Blizzard Inc	6,658	79,230
Akamai Technologies Inc *	250	4,970
Amdocs Ltd * (United Kingdom)	2,920	79,190
AOL Inc *	1,719	20,628
Applied Materials Inc	19,424	201,038
Arrow Electronics Inc *	1,569	43,587
Atmel Corp *	422	3,406
Avnet Inc *	2,403	62,670
AVX Corp	724	8,594
Booz Allen Hamilton Holding Corp *	205	3,048
Broadridge Financial Solutions Inc	131	2,638
Brocade Communications Systems Inc *	7,300	31,536
CA Inc	6,033	117,101
Cisco Systems Inc	86,492	1,339,761
Computer Sciences Corp	2,439	65,487
Compuware Corp *	800	6,128
CoreLogic Inc *	1,530	16,325
Corning Inc	24,687	305,131
Cree Inc *	1,640	42,607
Dell Inc *	6,804	96,277
Diebold Inc	1,027	28,253
DST Systems Inc	482	21,126
eBay Inc *	8,228	242,644
EchoStar Corp ‘A’ *	588	13,295
Fairchild Semiconductor International Inc *	2,033	21,956
Fidelity National Information Services Inc	4,126	100,344
Fiserv Inc *	456	23,151
Freescale Semiconductor Holdings I Ltd * (Bermuda)	277	3,055
Fusion-io Inc *	125	2,375
Genpact Ltd * (Bermuda)	424	6,101
Harris Corp	1,412	48,248
Hewlett-Packard Co	31,245	701,450
IAC/InterActiveCorp *	1,196	47,302
Ingram Micro Inc ‘A’ *	2,581	41,632
Intel Corp	83,375	1,778,389
International Rectifier Corp *	1,124	20,929
Intersil Corp ‘A’	954	9,817
Itron Inc *	635	18,733
Jabil Circuit Inc	513	9,126
KLA-Tencor Corp	615	23,542
Lexmark International Inc ‘A’ *	1,216	32,869
LSI Corp *	6,289	32,577
Marvell Technology Group Ltd * (Bermuda)	7,989	116,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
MEMC Electronic Materials Inc *	1,389	$7,278
Micron Technology Inc *	13,639	68,741
Molex Inc	2,154	43,877
Monster Worldwide Inc *	1,968	14,130
Motorola Mobility Holdings Inc *	4,101	154,936
Motorola Solutions Inc	4,731	198,229
NCR Corp *	488	8,242
Novellus Systems Inc *	1,102	30,041
Paychex Inc	435	11,471
PMC-Sierra Inc *	3,315	19,824
QLogic Corp *	318	4,032
SAIC Inc *	3,005	35,489
SanDisk Corp *	3,749	151,272
Silicon Laboratories Inc *	51	1,709
SunPower Corp ‘A’ *	1,650	13,349
Synopsys Inc *	2,167	52,788
Tech Data Corp *	688	29,742
Tellabs Inc	5,648	24,230
Teradyne Inc *	2,848	31,357
Texas Instruments Inc	6,665	177,622
Total System Services Inc	2,589	43,832
Visa Inc ‘A’	5,567	477,203
Vishay Intertechnology Inc *	2,270	18,977
Western Digital Corp *	3,655	94,007
Xerox Corp	22,035	153,584
Yahoo! Inc *	20,489	269,635

		8,007,943

Materials - 2.5%

AK Steel Holding Corp	1,387	9,071
Alcoa Inc	16,728	160,087
Aptargroup Inc	1,065	47,573
Ashland Inc	1,245	54,954
Bemis Co Inc	1,670	48,948
Cabot Corp	1,007	24,953
CF Industries Holdings Inc	183	22,580
Commercial Metals Co	1,900	18,069
Cytec Industries Inc	783	27,515
Domtar Corp	652	44,447
Greif Inc ‘A’	610	26,163
Huntsman Corp	2,480	23,982
International Paper Co	5,418	125,968
LyondellBasell Industries NV ‘A’ (Netherlands)	4,589	112,109
Martin Marietta Materials Inc	385	24,340
MeadWestvaco Corp	2,669	65,551
Nalco Holding Co	248	8,675
Newmont Mining Corp	7,648	481,059
Nucor Corp	4,970	157,251
Owens-Illinois Inc *	2,609	39,448
Packaging Corp of America	150	3,495
Reliance Steel & Aluminum Co	983	33,432
Rockwood Holdings Inc *	61	2,055
RPM International Inc	2,006	37,512
Schnitzer Steel Industries Inc ‘A’	229	8,427
Sealed Air Corp	2,556	42,685
Sonoco Products Co	1,594	44,999
Steel Dynamics Inc	855	8,482
Temple-Inland Inc	1,275	39,997
The Dow Chemical Co	18,486	415,195
The Scotts Miracle-Gro Co ‘A’	101	4,505
The Valspar Corp	1,345	41,977
Titanium Metals Corp	564	8,449
United States Steel Corp	2,261	49,765
Vulcan Materials Co	2,030	55,947
Westlake Chemical Corp	274	9,393
WR Grace & Co *	108	3,596

		2,332,654

Telecommunication Services - 5.0%

AT&T Inc ‡	93,125	2,655,925
CenturyLink Inc	9,619	318,581
Clearwire Corp ‘A’ *	417	972
Frontier Communications Corp	15,651	95,627
Level 3 Communications Inc *	27,434	40,877
NII Holdings Inc *	309	8,327
Sprint Nextel Corp *	47,047	143,023
Telephone & Data Systems Inc	1,388	29,495
tw telecom Inc *	332	5,485
U.S. Cellular Corp *	232	9,199
Verizon Communications Inc	34,434	1,267,171
Windstream Corp	3,632	42,349

		4,617,031

Utilities - 7.9%

AGL Resources Inc	1,231	50,151
Alliant Energy Corp	1,745	67,497
Ameren Corp	3,792	112,888
American Electric Power Co Inc	7,576	288,040
American Water Works Co Inc	2,758	83,236
Aqua America Inc	1,992	42,967
Atmos Energy Corp	1,437	46,631
Calpine Corp *	5,518	77,693
CenterPoint Energy Inc	6,690	131,258
CMS Energy Corp	3,969	78,547
Consolidated Edison Inc	4,601	262,349
Constellation Energy Group Inc	2,929	111,478
Dominion Resources Inc	9,055	459,722
DPL Inc	1,839	55,427
DTE Energy Co	2,663	130,540
Duke Energy Corp	20,936	418,511
Edison International	5,124	195,993
Entergy Corp	2,799	185,546
Exelon Corp	10,416	443,826
FirstEnergy Corp	6,577	295,373
GenOn Energy Inc *	11,911	33,113
Great Plains Energy Inc	2,185	42,170
Hawaiian Electric Industries Inc	1,468	35,643
Integrys Energy Group Inc	1,231	59,851
MDU Resources Group Inc	2,969	56,975
National Fuel Gas Co	1,111	54,083
NextEra Energy Inc	6,635	358,423
NiSource Inc	4,397	94,008
Northeast Utilities	2,780	93,547
NRG Energy Inc *	3,791	80,407
NSTAR	1,629	72,995
NV Energy Inc	3,709	54,559
OGE Energy Corp	1,540	73,597
ONEOK Inc	1,558	102,890
Pepco Holdings Inc	3,551	67,185
PG&E Corp	6,258	264,776
Pinnacle West Capital Corp	1,714	73,599
PPL Corp	9,076	259,029
Progress Energy Inc	4,632	239,567
Public Service Enterprise Group Inc	7,956	265,492
Questar Corp	2,791	49,429
SCANA Corp	1,812	73,295
Sempra Energy	3,765	193,897
Southern Co	13,353	565,767
TECO Energy Inc	3,380	57,899
The AES Corp *	10,330	100,821
UGI Corp	1,776	46,656
Vectren Corp	1,285	34,798
Westar Energy Inc	1,809	47,794

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Wisconsin Energy Corp	3,676	$115,022
Xcel Energy Inc	7,614	187,990

		7,392,950

Total Common Stocks
(Cost $99,962,944)		91,047,177

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 1000 Value Index Fund	8,275	468,282

Total Exchange-Traded Fund
(Cost $490,431)		468,282

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $3,588,701; collateralized by Freddie Mac: 0.000% due 04/10/12 and value $3,663,168)	$3,588,698	3,588,698

Total Short-Term Investment
(Cost $3,588,698)		3,588,698

TOTAL INVESTMENTS - 102.3%
(Cost $104,042,073)		95,104,157

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(2,145,490)

NET ASSETS - 100.0%		$92,958,667

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2011, investments with a total aggregate value of $675,924 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
S&P 500 E-Mini (12/11)	19	$1,106,226	($36,526)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$91,047,177	$91,047,177	$-	$-
	Exchange-Traded Fund	468,282	468,282	-	-
	Short-Term Investment	3,588,698	-	3,588,698	-

	Total Assets	95,104,157	91,515,459	3,588,698	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(36,526)	(36,526)	-	-

	Total Liabilities	(36,526)	(36,526)	-	-

	Total	$95,067,631	$91,478,933	$3,588,698	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%

Consumer Discretionary - 14.4%

1-800-FLOWERS.COM Inc ‘A’ *	107	$248
99 Cents Only Stores *	242	4,458
Aeropostale Inc *	3,713	40,138
AFC Enterprises Inc *	1,133	13,403
Ambassadors Group Inc	173	991
America’s Car-Mart Inc *	209	6,065
American Axle & Manufacturing Holdings Inc *	633	4,830
American Greetings Corp ‘A’	109	2,017
American Public Education Inc *	822	27,948
Amerigon Inc *	1,021	12,997
Ameristar Casinos Inc	1,476	23,690
ANN Inc *	2,394	54,679
Arbitron Inc	1,247	41,251
Archipelago Learning Inc *	371	3,116
Ascena Retail Group Inc *	2,884	78,070
Belo Corp ‘A’	1,302	6,367
Biglari Holdings Inc *	6	1,778
BJ’s Restaurants Inc *	1,104	48,697
Blue Nile Inc *	591	20,850
Body Central Corp *	540	9,806
Bravo Brio Restaurant Group Inc *	883	14,693
Bridgepoint Education Inc *	821	14,318
Brunswick Corp	4,090	57,424
Buffalo Wild Wings Inc *	842	50,352
Capella Education Co *	723	20,519
Caribou Coffee Co Inc *	272	3,215
Carrols Restaurant Group Inc *	585	5,207
Carter’s Inc *	1,955	59,706
CEC Entertainment Inc	913	25,993
Cherokee Inc	360	4,626
Churchill Downs Inc	156	6,089
Cinemark Holdings Inc	3,872	73,103
Coinstar Inc *	1,443	57,720
Columbia Sportswear Co	380	17,632
Conn’s Inc *	66	474
Cooper Tire & Rubber Co	2,852	31,058
Core-Mark Holding Co Inc *	67	2,052
Cost Plus Inc *	529	3,333
Cracker Barrel Old Country Store Inc	995	39,880
Crocs Inc *	3,928	92,976
Crown Media Holdings Inc ‘A’ *	462	661
Cumulus Media Inc ‘A’ *	338	960
Dana Holding Corp *	6,321	66,370
Delta Apparel Inc *	32	504
Denny’s Corp *	3,309	11,019
Destination Maternity Corp	472	6,075
DineEquity Inc *	711	27,366
Domino’s Pizza Inc *	1,081	29,457
Dorman Products Inc *	495	16,375
Drew Industries Inc	334	6,673
Einstein Noah Restaurant Group Inc	215	2,758
Entravision Communications Corp ‘A’ *	1,322	1,348
Ethan Allen Interiors Inc	394	5,362
Exide Technologies *	854	3,416
Express Inc	2,537	51,476
Francesca’s Holdings Corp *	155	3,288
G-III Apparel Group Ltd *	756	17,282
Geeknet Inc *	191	3,862
Genesco Inc *	115	5,926
Global Sources Ltd * (Bermuda)	553	3,744
GNC Holdings Inc ‘A’ *	1,049	21,106
Gordmans Stores Inc *	228	2,729
Grand Canyon Education Inc *	1,318	21,286
hhgregg Inc *	49	478
Hibbett Sports Inc *	1,259	42,668
Hillenbrand Inc	2,883	53,047
HSN Inc *	1,834	60,760
interCLICK Inc *	965	5,356
Interval Leisure Group Inc *	1,844	24,562
iRobot Corp *	1,091	27,450
Jack in the Box Inc *	118	2,351
Jamba Inc *	2,915	3,760
Jos. A. Bank Clothiers Inc *	1,269	59,173
K12 Inc *	1,195	30,425
Kenneth Cole Productions Inc ‘A’ *	122	1,309
Knology Inc *	1,287	16,705
Krispy Kreme Doughnuts Inc *	2,686	18,319
Libbey Inc *	910	9,591
Life Time Fitness Inc *	1,761	64,893
Lions Gate Entertainment Corp * (Canada)	2,071	14,290
Liz Claiborne Inc *	204	1,020
Lumber Liquidators Holdings Inc *	1,065	16,082
Maidenform Brands Inc *	1,076	25,189
Marine Products Corp *	278	951
Matthews International Corp ‘A’	522	16,057
MDC Partners Inc ‘A’ (Canada)	1,149	16,569
Monro Muffler Brake Inc	1,400	46,158
Morgans Hotel Group Co *	365	2,186
National American University Holdings Inc	393	2,814
National CineMedia Inc	2,536	36,797
Nexstar Broadcasting Group Inc ‘A’ *	95	628
NutriSystem Inc	1,239	15,004
Overstock.com Inc *	532	4,932
Oxford Industries Inc	589	20,203
P.F. Chang’s China Bistro Inc	962	26,205
Papa John’s International Inc *	905	27,512
Peet’s Coffee & Tea Inc *	589	32,772
Perry Ellis International Inc *	38	714
PetMed Express Inc	995	8,955
Pier 1 Imports Inc *	1,424	13,927
Pinnacle Entertainment Inc *	196	1,780
Pool Corp	2,210	57,858
ReachLocal Inc *	495	5,381
Red Robin Gourmet Burgers Inc *	536	12,912
Rentrak Corp *	416	5,237
RG Barry Corp	18	191
Rue21 Inc *	689	15,633
Ruth’s Hospitality Group Inc *	260	1,115
Scientific Games Corp ‘A’ *	1,413	10,061
Select Comfort Corp *	2,223	31,055
Shuffle Master Inc *	2,004	16,854
Shutterfly Inc *	1,375	56,623
Sinclair Broadcast Group Inc ‘A’	190	1,362
Six Flags Entertainment Corp	1,913	53,028
Skullcandy Inc *	157	2,218
Smith & Wesson Holding Corp *	949	2,391
Sonic Corp *	2,839	20,072
Sotheby’s	3,104	85,577
Steiner Leisure Ltd * (Bahamas)	690	28,131
Steven Madden Ltd *	1,737	52,284
Stoneridge Inc *	1,238	6,462
Strayer Education Inc	563	43,165
Sturm Ruger & Co Inc	865	22,473
Systemax Inc *	43	547
Teavana Holdings Inc *	112	2,278
Tenneco Inc *	2,777	71,119
Texas Roadhouse Inc	2,704	35,747
The Buckle Inc	1,237	47,575
The Cato Corp ‘A’	1,270	28,651
The Cheesecake Factory Inc *	2,655	65,446
The Finish Line Inc ‘A’	724	14,473
The Men’s Wearhouse Inc	407	10,615
The Warnaco Group Inc *	1,704	78,537
Tower International Inc *	314	3,237
Town Sports International Holdings Inc *	409	2,969
True Religion Apparel Inc *	1,183	31,894

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
U.S. Auto Parts Network Inc *	759	$3,848
Universal Electronics Inc *	260	4,261
Universal Technical Institute Inc *	980	13,318
Vail Resorts Inc	1,308	49,429
Valassis Communications Inc *	2,260	42,352
Value Line Inc	49	563
Valuevision Media Inc ‘A’ *	1,579	3,726
Vera Bradley Inc *	910	32,806
Vitamin Shoppe Inc *	1,140	42,682
Winmark Corp	109	5,038
Winnebago Industries Inc *	1,340	9,273
Wolverine World Wide Inc	2,279	75,777
World Wrestling Entertainment Inc ‘A’	1,135	10,113
Zagg Inc *	1,022	10,138
Zumiez Inc *	975	17,072

		3,285,971

Consumer Staples - 4.5%

Alico Inc	59	1,159
Arden Group Inc ‘A’	28	2,226
B&G Foods Inc	1,260	21,017
Cal-Maine Foods Inc	46	1,446
Calavo Growers Inc	543	11,142
Casey’s General Stores Inc	1,744	76,126
Chefs’ Warehouse Holdings LLC *	270	3,175
Coca-Cola Bottling Co Consolidated	209	11,591
Craft Brewers Alliance Inc *	138	774
Darling International Inc *	5,374	67,659
Diamond Foods Inc	1,011	80,668
Dole Food Co Inc *	321	3,210
Elizabeth Arden Inc *	912	25,937
Heckmann Corp *	2,123	11,231
Inter Parfums Inc	738	11,402
J&J Snack Foods Corp	655	31,473
Lancaster Colony Corp	860	52,469
Lifeway Foods Inc *	233	2,486
Limoneira Co	348	4,969
Medifast Inc *	642	10,368
National Beverage Corp	514	7,792
Nature’s Sunshine Products Inc *	513	7,223
Nu Skin Enterprises Inc ‘A’	2,518	102,029
Oil-Dri Corp of America	29	539
Omega Protein Corp *	69	627
PriceSmart Inc	816	50,853
Primo Water Corp *	447	2,521
Rite Aid Corp *	2,276	2,230
Ruddick Corp	1,220	47,568
Schiff Nutrition International Inc *	144	1,595
Smart Balance Inc *	1,260	7,434
Spectrum Brands Holdings Inc *	609	14,385
Star Scientific Inc *	4,367	10,088
Synutra International Inc *	756	4,022
The Boston Beer Co Inc ‘A’ *	379	27,553
The Female Health Co	901	3,676
The Fresh Market Inc *	1,293	49,341
The Hain Celestial Group Inc *	408	12,464
The Pantry Inc *	63	764
Tootsie Roll Industries Inc	1,008	24,313
TreeHouse Foods Inc *	962	59,490
United Natural Foods Inc *	2,222	82,303
USANA Health Sciences Inc *	315	8,662
Vector Group Ltd	1,513	25,985
WD-40 Co	777	30,956

		1,014,941

Energy - 7.6%

Abraxas Petroleum Corp *	3,779	9,977
Alon USA Energy Inc	418	2,562
Amyris Inc *	814	16,475
Apco Oil and Gas International Inc (Cayman)	417	31,033
Approach Resources Inc *	738	12,539
ATP Oil & Gas Corp *	2,052	15,821
Basic Energy Services Inc *	1,109	15,703
Berry Petroleum Co ‘A’	2,368	83,780
Bill Barrett Corp *	172	6,233
BPZ Resources Inc *	1,197	3,316
C&J Energy Services Inc *	289	4,751
Cal Dive International Inc *	2,620	5,004
Callon Petroleum Co *	1,850	7,159
Carrizo Oil & Gas Inc *	1,790	38,574
Cheniere Energy Inc *	3,815	19,647
Clayton Williams Energy Inc *	271	11,602
Clean Energy Fuels Corp *	2,282	25,376
Cloud Peak Energy Inc *	590	10,000
Complete Production Services Inc *	3,629	68,407
Contango Oil & Gas Co *	562	30,747
Crosstex Energy Inc	1,664	22,431
CVR Energy Inc *	4,033	85,258
Dawson Geophysical Co *	107	2,523
Dril-Quip Inc *	1,581	85,232
Energy XXI Ltd * (Bermuda)	3,459	74,196
Evolution Petroleum Corp *	705	4,977
FX Energy Inc *	2,398	9,904
Geokinetics Inc *	409	990
GeoResources Inc *	349	6,209
Gevo Inc *	271	1,509
Global Geophysical Services Inc *	848	6,759
GMX Resources Inc *	909	2,063
Golar LNG Ltd (Bermuda)	1,829	58,126
Goodrich Petroleum Corp *	1,199	14,172
Gulf Island Fabrication Inc	83	1,716
Gulfmark Offshore Inc ‘A’ *	193	7,014
Gulfport Energy Corp *	1,917	46,353
Hallador Energy Co	165	1,412
Houston American Energy Corp	757	10,416
Hyperdynamics Corp *	7,147	26,444
ION Geophysical Corp *	6,033	28,536
Isramco Inc *	50	2,890
Key Energy Services Inc *	5,142	48,798
KiOR Inc ‘A’ *	279	5,786
Kodiak Oil & Gas Corp * (Canada)	9,616	50,099
Lufkin Industries Inc	1,400	74,494
Magnum Hunter Resources Corp *	5,126	16,967
Matrix Service Co *	206	1,753
McMoRan Exploration Co *	4,521	44,894
Mitcham Industries Inc *	294	3,293
Newpark Resources Inc *	272	1,656
Northern Oil & Gas Inc *	2,903	56,289
Oasis Petroleum Inc *	2,737	61,117
OYO Geospace Corp *	199	11,202
Panhandle Oil & Gas Inc ‘A’	327	9,277
Patriot Coal Corp *	3,917	33,138
PetroQuest Energy Inc *	570	3,135
Pioneer Drilling Co *	2,232	16,026
Rentech Inc *	9,943	7,758
Resolute Energy Corp *	2,125	24,140
Rex Energy Corp *	1,372	17,356
RigNet Inc *	258	4,136
Rosetta Resources Inc *	2,434	83,291
Solazyme Inc *	389	3,738
Stone Energy Corp *	2,254	36,537
Syntroleum Corp *	3,802	3,270
Targa Resources Corp	758	22,550
Tesco Corp * (Canada)	1,123	13,027
TETRA Technologies Inc *	373	2,880
Triangle Petroleum Corp *	894	3,209
Ur-Energy Inc * (Canada)	3,651	3,286
Uranerz Energy Corp *	2,803	3,840
Uranium Energy Corp *	3,322	9,102
Uranium Resources Inc *	4,070	2,774

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Vaalco Energy Inc *	252	$1,225
Venoco Inc *	338	2,978
Voyager Oil & Gas Inc *	1,467	3,081
W&T Offshore Inc	1,599	22,002
Warren Resources Inc *	503	1,207
Western Refining Inc *	2,280	28,409
Westmoreland Coal Co *	106	823
Willbros Group Inc *	299	1,247
World Fuel Services Corp	1,850	60,402
Zion Oil & Gas Inc *	1,302	2,552

		1,720,580

Financials - 7.8%

Acadia Realty Trust REIT	393	7,349
Advance America Cash Advance Centers Inc	287	2,112
AG Mortgage Investment Trust Inc	50	935
Alexander’s Inc REIT	93	33,575
American Assets Trust Inc REIT	1,405	25,220
American Campus Communities Inc REIT	1,388	51,647
American Capital Mortgage Investment Corp	62	1,035
AmTrust Financial Services Inc	141	3,139
Apollo Residential Mortgage Inc *	328	5,379
Arrow Financial Corp	22	490
Artio Global Investors Inc	1,334	10,619
Associated Estates Realty Corp REIT	97	1,500
Bank of the Ozarks Inc	181	3,788
BGC Partners Inc ‘A’	3,471	20,930
BofI Holding Inc *	38	511
Bridge Bancorp Inc	95	1,738
Bryn Mawr Bank Corp	124	2,055
Cash America International Inc	453	23,175
CBL & Associates Properties Inc REIT	2,126	24,151
Clifton Savings Bancorp Inc	54	495
Cogdell Spencer Inc REIT	540	2,036
Cohen & Steers Inc	677	19,464
Crawford & Co ‘B’	1,198	6,421
Credit Acceptance Corp *	306	19,694
DFC Global Corp *	1,994	43,569
Diamond Hill Investment Group Inc	115	7,980
Duff & Phelps Corp ‘A’	1,395	14,871
DuPont Fabros Technology Inc REIT	1,035	20,379
EastGroup Properties Inc REIT	575	21,930
Encore Capital Group Inc *	739	16,147
Enterprise Financial Services Corp	96	1,305
Epoch Holding Corp	692	9,390
Equity Lifestyle Properties Inc REIT	971	60,882
Evercore Partners Inc ‘A’	968	22,070
Extra Space Storage Inc REIT	1,682	31,336
Ezcorp Inc ‘A’ *	2,155	61,504
FelCor Lodging Trust Inc REIT *	2,791	6,503
Fidus Investment Corp	56	705
Financial Engines Inc *	1,761	31,892
First Cash Financial Services Inc *	1,438	60,324
First Financial Bankshares Inc	651	17,030
Flagstone Reinsurance Holdings SA (Luxembourg)	146	1,131
GAMCO Investors Inc ‘A’	195	7,681
Getty Realty Corp REIT	540	7,787
Gladstone Commercial Corp REIT	217	3,403
Glimcher Realty Trust REIT	4,294	30,402
Greenlight Capital Re Ltd ‘A’ * (Cayman)	294	6,098
Hallmark Financial Services Inc *	206	1,518
Hampton Roads Bankshares Inc *	441	2,073
HFF Inc ‘A’ *	1,333	11,650
Highwoods Properties Inc REIT	2,393	67,626
Home Properties Inc REIT	2,210	125,440
ICG Group Inc *	156	1,437
Imperial Holdings Inc *	646	1,550
Investors Bancorp Inc *	288	3,637
Investors Real Estate Trust REIT	699	5,033
Kilroy Realty Corp REIT	1,334	41,754
Ladenburg Thalmann Financial Services Inc *	5,026	7,790
LTC Properties Inc REIT	250	6,330
MarketAxess Holdings Inc	1,317	34,268
Mid-America Apartment Communities Inc REIT	1,690	101,772
National Health Investors Inc REIT	499	21,023
Netspend Holdings Inc *	1,323	6,800
Newcastle Investment Corp REIT	4,512	18,364
Omega Healthcare Investors Inc REIT	4,436	70,665
Portfolio Recovery Associates Inc *	785	48,843
Potlatch Corp REIT	994	31,331
PS Business Parks Inc REIT	173	8,570
Pzena Investment Management Inc ‘A’	446	1,463
S.Y. Bancorp Inc	75	1,396
Sabra Healthcare REIT Inc	447	4,264
Saul Centers Inc REIT	337	11,394
Signature Bank *	2,116	100,997
State Auto Financial Corp	82	1,078
Stifel Financial Corp *	985	26,162
Strategic Hotels & Resorts Inc REIT *	2,073	8,935
SVB Financial Group *	438	16,206
Tanger Factory Outlet Centers Inc REIT	3,956	102,896
Taylor Capital Group Inc *	162	1,040
Tejon Ranch Co *	655	15,635
TrustCo Bank Corp NY	204	910
Universal Health Realty Income Trust REIT	287	9,646
Urstadt Biddle Properties Inc ‘A’ REIT	132	2,108
Virtus Investment Partners Inc *	234	12,547
Walker & Dunlop Inc *	511	5,938
Washington REIT	787	22,178
Westamerica Bancorp	605	23,184
Westfield Financial Inc	354	2,333
Westwood Holdings Group Inc	287	9,916
World Acceptance Corp *	691	38,661

		1,788,138

Health Care - 20.1%

Abaxis Inc *	1,036	23,735
ABIOMED Inc *	1,456	16,060
Accretive Health Inc *	1,837	39,000
Accuray Inc *	2,770	11,135
Achillion Pharmaceuticals Inc *	2,178	10,280
Acorda Therapeutics Inc *	1,815	36,227
Acura Pharmaceuticals Inc *	561	1,907
Aegerion Pharmaceuticals Inc *	437	5,537
Affymax Inc *	778	3,485
Air Methods Corp *	520	33,108
Akorn Inc *	2,573	20,095
Align Technology Inc *	2,818	42,749
Alimera Sciences Inc *	534	4,272
Alkermes PLC * (Ireland)	4,381	66,854
Alliance HealthCare Services Inc *	1,166	1,329
Allos Therapeutics Inc *	2,924	5,380
Alnylam Pharmaceuticals Inc *	1,696	11,143
AMAG Pharmaceuticals Inc *	123	1,816
Amicus Therapeutics Inc *	696	2,673
AMN Healthcare Services Inc *	779	3,124
Ampio Pharmaceuticals Inc *	928	6,171
Anacor Pharmaceuticals Inc *	466	2,656
Analogic Corp	428	19,436
Antares Pharma Inc *	3,932	9,122
Anthera Pharmaceuticals Inc *	918	4,379
Ardea Biosciences Inc *	772	12,059
Arena Pharmaceuticals Inc *	496	719
ARIAD Pharmaceuticals Inc *	6,063	53,294
ArQule Inc *	2,456	12,403
Array BioPharma Inc *	1,187	2,327
ArthroCare Corp *	1,256	36,135
Astex Pharmaceuticals Inc *	262	503

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

athenahealth Inc *	1,602	$95,399
AtriCure Inc *	623	6,068
Atrion Corp	72	14,932
Auxilium Pharmaceuticals Inc *	2,204	33,038
AVANIR Pharmaceuticals Inc ‘A’ *	5,127	14,663
AVEO Pharmaceuticals Inc *	1,439	22,146
AVI BioPharma Inc *	6,321	7,080
Bacterin International Holdings Inc *	1,087	2,174
BG Medicine Inc *	278	987
Bio-Reference Labs Inc *	1,130	20,803
BioCryst Pharmaceuticals Inc *	1,244	3,433
Biolase Technology Inc *	347	1,041
BioMimetic Therapeutics Inc *	414	1,366
Biosante Pharmaceuticals Inc *	5,041	11,494
BioScrip Inc *	1,417	9,012
BioSpecifics Technologies Corp *	227	3,664
Biotime Inc *	1,081	4,767
Cadence Pharmaceuticals Inc *	1,751	11,469
Caliper Life Sciences Inc *	2,165	22,668
Capital Senior Living Corp *	412	2,542
CardioNet Inc *	303	909
Cardiovascular Systems Inc *	665	7,574
Cell Therapeutics Inc *	7,831	8,301
Celldex Therapeutics Inc *	286	654
Centene Corp *	1,436	41,170
Cepheid Inc *	2,837	110,161
Cerus Corp *	1,781	3,776
Chelsea Therapeutics International Ltd *	2,467	9,005
Chemed Corp	978	53,751
Chindex International Inc *	211	1,859
Cleveland Biolabs Inc *	1,310	3,327
Codexis Inc *	1,106	5,054
Columbia Laboratories Inc *	2,225	4,339
Complete Genomics Inc *	431	2,530
Computer Programs & Systems Inc	507	33,538
Conceptus Inc *	1,440	15,077
Continucare Corp *	1,084	6,916
Corcept Therapeutics Inc *	1,929	5,980
Corvel Corp *	284	12,070
CryoLife Inc *	98	440
Cubist Pharmaceuticals Inc *	2,755	97,307
Curis Inc *	2,541	8,030
Cyberonics Inc *	1,304	36,903
Cytori Therapeutics Inc *	1,706	5,033
Delcath Systems Inc *	2,227	7,438
Depomed Inc *	2,466	13,316
DexCom Inc *	3,083	36,996
DURECT Corp *	3,302	5,316
Dusa Pharmaceuticals Inc *	1,056	3,907
Dyax Corp *	3,539	4,459
Dynavax Technologies Corp *	5,661	10,529
DynaVox Inc ‘A’ *	289	1,040
Emergent BioSolutions Inc *	1,122	17,312
Emeritus Corp *	1,403	19,782
Endocyte Inc *	799	8,469
Endologix Inc *	2,246	22,550
Enzo Biochem Inc *	163	419
Enzon Pharmaceuticals Inc *	111	781
Epocrates Inc *	265	2,388
eResearchTechnology Inc *	1,195	5,330
Exact Sciences Corp *	1,650	10,940
Exactech Inc *	269	3,788
ExamWorks Group Inc *	1,245	12,674
Exelixis Inc *	5,870	32,050
Fluidigm Corp *	314	4,374
Genomic Health Inc *	782	17,188
Geron Corp *	1,295	2,745
GTx Inc *	972	3,256
Haemonetics Corp *	1,184	69,240
Halozyme Therapeutics Inc *	3,769	23,142
Hanger Orthopedic Group Inc *	808	15,263
Hansen Medical Inc *	2,164	7,185
HealthSpring Inc *	1,688	61,545
HealthStream Inc *	701	8,994
HeartWare International Inc *	553	35,619
Hi-Tech Pharmacal Co Inc *	142	4,771
HMS Holdings Corp *	3,895	94,999
Horizon Pharma Inc *	219	1,531
ICU Medical Inc *	143	5,262
Idenix Pharmaceuticals Inc *	670	3,343
ImmunoGen Inc *	2,470	27,071
Immunomedics Inc *	3,017	9,654
Impax Laboratories Inc *	2,739	49,056
Incyte Corp Ltd *	4,065	56,788
Infinity Pharmaceuticals Inc *	905	6,380
Inhibitex Inc *	2,167	5,331
Insulet Corp *	2,113	32,244
Integra LifeSciences Holdings Corp *	961	34,375
InterMune Inc *	1,149	23,210
Invacare Corp	71	1,636
IPC The Hospitalist Co Inc *	752	26,839
IRIS International Inc *	603	5,409
Ironwood Pharmaceuticals Inc ‘A’ *	2,322	25,078
Isis Pharmaceuticals Inc *	4,582	31,066
ISTA Pharmaceuticals Inc *	1,528	5,272
Jazz Pharmaceuticals Inc *	1,014	42,101
Kensey Nash Corp *	392	9,604
Keryx Biopharmaceuticals Inc *	3,184	9,552
KV Pharmaceutical Co ‘A’ *	1,569	2,118
Landauer Inc	434	21,500
Lannett Co Inc *	237	908
Lexicon Pharmaceuticals Inc *	2,649	2,437
LHC Group Inc *	36	614
Ligand Pharmaceuticals Inc ‘B’ *	901	12,326
Luminex Corp *	1,737	38,509
MAKO Surgical Corp *	1,469	50,269
MannKind Corp *	3,556	13,477
MAP Pharmaceuticals Inc *	1,003	14,664
Masimo Corp	2,416	52,306
MedAssets Inc *	1,800	17,298
Medical Action Industries Inc *	279	1,409
Medicis Pharmaceutical Corp ‘A’	2,342	85,436
Medidata Solutions Inc *	968	15,914
Medivation Inc *	1,440	24,451
MedQuist Holdings Inc *	1,450	10,962
Medtox Scientific Inc	336	4,398
Merge Healthcare Inc *	2,380	14,494
Meridian Bioscience Inc	1,887	29,701
Merit Medical Systems Inc *	1,926	25,308
Metabolix Inc *	1,161	5,085
Metropolitan Health Networks Inc *	1,836	8,335
Micromet Inc *	2,104	10,099
Molina Healthcare Inc *	779	12,028
Momenta Pharmaceuticals Inc *	2,120	24,380
MWI Veterinary Supply Inc *	577	39,709
Nabi Biopharmaceuticals *	1,724	2,896
National Research Corp	76	2,519
Natus Medical Inc *	675	6,419
Nektar Therapeutics *	3,318	16,092
Neogen Corp *	1,067	37,046
Neoprobe Corp *	4,346	12,864
Neostem Inc *	1,354	880
Neurocrine Biosciences Inc *	1,626	9,724
Novavax Inc *	2,959	4,764
NPS Pharmaceuticals Inc *	3,952	25,728
NuVasive Inc *	1,827	31,187
NxStage Medical Inc *	2,052	42,805
Nymox Pharmaceutical Corp * (Canada)	726	5,939
Obagi Medical Products Inc *	868	7,873
Omnicell Inc *	734	10,115

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
OncoGenex Pharmaceutical Inc *	473	$4,635
Oncothyreon Inc *	1,379	8,246
Onyx Pharmaceuticals Inc *	2,911	87,359
Opko Health Inc *	4,999	21,646
Optimer Pharmaceuticals Inc *	2,131	29,493
OraSure Technologies Inc *	2,141	17,042
Orexigen Therapeutics Inc *	1,409	2,804
Orthofix International NV * (Netherlands)	830	28,643
Osiris Therapeutics Inc *	763	3,907
Owens & Minor Inc	2,388	68,010
Pacific Biosciences of California Inc *	326	1,046
Pacira Pharmaceuticals Inc *	234	2,324
Pain Therapeutics Inc *	1,718	8,178
Par Pharmaceutical Cos Inc *	1,158	30,826
PAREXEL International Corp *	2,448	46,341
PDL BioPharma Inc	5,306	29,448
Peregrine Pharmaceuticals Inc *	3,670	4,000
Pernix Therapeutics Holdings *	148	1,305
Pharmacyclics Inc *	2,109	24,950
PharmAthene Inc *	1,557	2,740
POZEN Inc *	1,149	2,769
Progenics Pharmaceuticals Inc *	1,027	5,895
PSS World Medical Inc *	2,553	50,269
Quality Systems Inc	889	86,233
Questcor Pharmaceuticals Inc *	2,439	66,487
Quidel Corp *	1,311	21,461
RadNet Inc *	1,333	3,253
Raptor Pharmaceutical Corp *	2,163	9,755
Rigel Pharmaceuticals Inc *	2,405	17,701
Rockwell Medical Technologies Inc *	723	5,900
RTI Biologics Inc *	150	494
Sagent Pharmaceuticals Inc *	295	5,971
Salix Pharmaceuticals Ltd *	2,685	79,476
Sangamo Biosciences Inc *	2,417	10,514
Santarus Inc *	2,380	6,640
Savient Pharmaceuticals Inc *	2,331	9,557
SciClone Pharmaceuticals Inc *	1,530	5,829
Seattle Genetics Inc *	4,434	84,512
Select Medical Holdings Corp *	464	3,095
Sequenom Inc *	3,176	16,166
SIGA Technologies Inc *	1,526	4,990
Skilled Healthcare Group Inc ‘A’ *	131	473
SonoSite Inc *	548	16,626
Spectranetics Corp *	1,533	10,946
Spectrum Pharmaceuticals Inc *	2,391	18,243
Staar Surgical Co *	1,414	11,029
Stereotaxis Inc *	2,228	2,473
STERIS Corp	2,725	79,761
Sucampo Pharmaceuticals Inc ‘A’ *	627	2,339
Sunesis Pharmaceuticals Inc *	1,034	1,272
Sunrise Senior Living Inc *	1,984	9,186
Symmetry Medical Inc *	408	3,150
Synergetics USA Inc *	1,029	5,546
Synovis Life Technologies Inc *	527	8,801
Synta Pharmaceuticals Corp *	1,073	3,487
Targacept Inc *	1,265	18,975
Team Health Holdings Inc *	1,225	20,115
The Ensign Group Inc	747	17,263
The Medicines Co *	1,411	20,996
The Providence Service Corp *	113	1,203
Theravance Inc *	2,645	53,270
Tornier NV * (Netherlands)	486	9,958
Transcend Services Inc *	405	9,129
Transcept Pharmaceuticals Inc *	185	1,225
Trius Therapeutics Inc *	350	2,205
U.S. Physical Therapy Inc	552	10,223
Unilife Corp *	2,605	10,941
Uroplasty Inc *	781	3,788
Vanda Pharmaceuticals Inc *	1,185	5,866
Vanguard Health Systems Inc *	490	4,978
Vascular Solutions Inc *	792	9,068
Vical Inc *	3,019	7,487
Vivus Inc *	4,088	32,990
Volcano Corp *	2,398	71,053
WellCare Health Plans Inc *	1,956	74,289
West Pharmaceutical Services Inc	846	31,387
XenoPort Inc *	1,356	8,000
Young Innovations Inc	94	2,679
Zalicus Inc *	1,851	1,815
ZIOPHARM Oncology Inc *	2,691	11,867
Zogenix Inc *	979	1,792
Zoll Medical Corp *	1,007	38,004

		4,568,964

Industrials - 15.5%

3D Systems Corp *	1,923	26,903
A123 Systems Inc *	700	2,408
AAON Inc	859	13,529
AAR Corp	447	7,451
ABM Industries Inc	673	12,827
Acacia Research Corp *	1,964	70,684
Accuride Corp *	165	845
Active Power Inc *	3,840	4,954
Actuant Corp ‘A’	494	9,757
Acuity Brands Inc	1,991	71,756
Aerovironment Inc *	777	21,873
Aircastle Ltd (Bermuda)	289	2,751
Alamo Group Inc	24	499
Alaska Air Group Inc *	92	5,179
Albany International Corp ‘A’	253	4,617
Allegiant Travel Co *	679	32,001
Altra Holdings Inc *	1,231	14,243
Ameresco Inc ‘A’ *	828	8,412
American Reprographics Co *	299	1,005
American Science & Engineering Inc	418	25,519
Ampco-Pittsburgh Corp	36	736
APAC Customer Services Inc *	1,209	10,301
Applied Industrial Technologies Inc	1,947	52,881
Argan Inc *	60	611
Astronics Corp *	433	12,232
Astronics Corp ‘B’ *	39	1,066
AT Cross Co ‘A’ *	420	4,738
Avis Budget Group Inc *	4,818	46,590
AZZ Inc	576	22,332
Badger Meter Inc	578	16,722
Beacon Roofing Supply Inc *	2,111	33,755
Belden Inc	1,866	48,124
Blount International Inc *	2,232	29,820
Brady Corp ‘A’	192	5,075
Broadwind Energy Inc *	654	209
CAI International Inc *	517	6,059
Capstone Turbine Corp *	11,283	11,283
Cascade Corp	15	501
Casella Waste Systems Inc ‘A’ *	993	5,223
CDI Corp	97	1,036
Celadon Group Inc	596	5,292
Cenveo Inc *	1,281	3,856
Chart Industries Inc *	1,348	56,845
CIRCOR International Inc	499	14,656
CLARCOR Inc	2,200	91,036
Clean Harbors Inc *	2,155	110,551
Coleman Cable Inc *	388	3,282
Colfax Corp *	1,128	22,853
Columbus McKinnon Corp *	709	7,771
Commercial Vehicle Group Inc *	1,324	8,699
Consolidated Graphics Inc *	414	15,123
CoStar Group Inc *	1,163	60,441
CRA International Inc *	80	1,601
Cubic Corp	321	12,541
Deluxe Corp	2,362	43,933

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
DigitalGlobe Inc *	1,623	$31,535
Dollar Thrifty Automotive Group Inc *	1,329	74,823
Douglas Dynamics Inc	478	6,109
DXP Enterprises Inc *	411	7,739
Dycom Industries Inc *	257	3,932
Dynamic Materials Corp	622	9,797
EnergySolutions Inc *	827	2,919
EnerNOC Inc *	316	2,844
EnerSys *	677	13,554
EnPro Industries Inc *	411	12,198
ESCO Technologies Inc	309	7,880
Essex Rental Corp *	184	453
Exponent Inc *	644	26,617
Federal Signal Corp	208	919
Flow International Corp *	1,988	4,393
Force Protection Inc *	1,318	5,074
Forward Air Corp	1,347	34,281
Franklin Electric Co Inc	999	36,244
Fuel Tech Inc *	831	4,836
FuelCell Energy Inc *	5,256	4,415
Furmanite Corp *	1,697	9,181
GenCorp Inc *	1,935	8,688
Generac Holdings Inc *	431	8,107
Genesee & Wyoming Inc ‘A’ *	1,821	84,713
GeoEye Inc *	52	1,474
Global Power Equipment Group Inc *	373	8,680
GP Strategies Corp *	180	1,798
Graham Corp	456	7,588
H&E Equipment Services Inc *	627	5,173
Healthcare Services Group Inc	3,046	49,162
Heartland Express Inc	2,313	31,364
HEICO Corp	1,917	94,393
Heidrick & Struggles International Inc	69	1,135
Heritage-Crystal Clean Inc *	209	3,795
Herman Miller Inc	2,631	46,990
Hexcel Corp *	3,807	84,363
Higher One Holdings Inc *	1,407	22,892
HNI Corp	2,055	39,312
Houston Wire & Cable Co	813	9,341
Hub Group Inc ‘A’ *	1,690	47,776
Huron Consulting Group Inc *	959	29,854
ICF International Inc *	307	5,775
II-VI Inc *	2,376	41,580
InnerWorkings Inc *	1,202	9,424
Insperity Inc	1,052	23,407
Insteel Industries Inc	49	493
Interface Inc ‘A’	2,417	28,666
Interline Brands Inc *	125	1,609
Intersections Inc	436	5,603
John Bean Technologies Corp	1,220	17,397
Kadant Inc *	161	2,859
Kaman Corp	665	18,520
Kforce Inc *	1,372	13,459
Knight Transportation Inc	2,812	37,428
Knoll Inc	2,196	30,085
Korn/Ferry International *	117	1,426
Lindsay Corp	578	31,096
LMI Aerospace Inc *	201	3,429
M&F Worldwide Corp *	23	566
Marten Transport Ltd	105	1,810
MasTec Inc *	2,600	45,786
McGrath RentCorp	467	11,110
Meritor Inc *	2,953	20,848
Met-Pro Corp	56	480
Metalico Inc *	1,023	3,990
Mine Safety Appliances Co	1,249	33,673
Mistras Group Inc *	676	11,871
Mobile Mini Inc *	426	7,003
Moog Inc ‘A’ *	207	6,752
Mueller Industries Inc	241	9,300
Multi-Color Corp	18	407
MYR Group Inc *	866	15,276
National Presto Industries Inc	220	19,120
NN Inc *	724	3,656
Odyssey Marine Exploration Inc *	859	2,113
Old Dominion Freight Line Inc *	2,178	63,097
Omega Flex Inc *	114	1,516
On Assignment Inc *	209	1,478
Orbital Sciences Corp *	1,133	14,502
Pacer International Inc *	184	690
Park-Ohio Holdings Corp *	385	4,624
Pendrell Corp *	4,393	9,884
PMFG Inc *	803	12,663
PowerSecure International Inc *	125	591
Preformed Line Products Co	11	504
Primoris Services Corp	1,072	11,213
Quad/Graphics Inc	92	1,662
Quality Distribution Inc *	230	2,063
Raven Industries Inc	829	39,958
RBC Bearings Inc *	798	27,124
Roadrunner Transportation Systems Inc *	37	508
Rollins Inc	2,914	54,521
RPX Corp *	432	8,947
Satcon Technology Corp *	3,719	3,533
Sauer-Danfoss Inc *	529	15,288
Standard Parking Corp *	736	11,511
Standex International Corp	99	3,082
Steelcase Inc ‘A’	446	2,814
Sun Hydraulics Corp	917	18,688
Swift Transportation Co *	1,048	6,749
Swisher Hygiene Inc *	3,891	15,759
SYKES Enterprises Inc *	206	3,080
TAL International Group Inc	1,009	25,164
Taser International Inc *	2,787	12,012
Team Inc *	892	18,714
Teledyne Technologies Inc *	473	23,111
Tennant Co	879	31,090
Tetra Tech Inc *	586	10,982
Textainer Group Holdings Ltd (Bermuda)	521	10,566
The Advisory Board Co *	728	46,978
The Brink’s Co	1,855	43,240
The Corporate Executive Board Co	1,587	47,293
The Gorman-Rupp Co	696	17,184
The Middleby Corp *	860	60,596
Thermon Group Holdings Inc *	458	6,330
Titan International Inc	1,935	29,025
Titan Machinery Inc *	216	3,866
TMS International Corp ‘A’ *	269	1,958
TRC Cos Inc *	767	2,309
Trex Co Inc *	718	11,510
TriMas Corp *	1,171	17,389
Triumph Group Inc	198	9,651
TrueBlue Inc *	1,335	15,126
Twin Disc Inc	387	10,321
United Rentals Inc *	850	14,314
United Stationers Inc	1,367	37,251
US Ecology Inc	799	12,361
USG Corp *	2,334	15,708
Valence Technology Inc *	1,681	1,748
Viad Corp	129	2,190
Vicor Corp	900	7,875
Wabash National Corp *	3,150	15,026
Watsco Inc	1,295	66,174
Watts Water Technologies Inc ‘A’	127	3,385
Werner Enterprises Inc	295	6,145
Wesco Aircraft Holdings Inc *	367	4,011
Woodward Inc	2,822	77,323
Xerium Technologies Inc *	495	5,183
Zipcar Inc *	360	6,480

		3,522,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Information Technology - 22.8%

ACI Worldwide Inc *	1,534	$42,246
Actuate Corp *	1,524	8,412
ADTRAN Inc	2,972	78,639
Advanced Analogic Technologies Inc *	464	2,009
Advent Software Inc *	1,508	31,442
Aeroflex Holding Corp *	915	8,327
American Software Inc ‘A’	1,036	7,511
Amtech Systems Inc *	392	3,136
Anaren Inc *	69	1,321
Ancestry.com Inc *	1,467	34,475
Anixter International Inc	687	32,591
Applied Micro Circuits Corp *	2,459	13,205
Aruba Networks Inc *	3,922	82,009
Aspen Technology Inc *	3,884	59,309
ATMI Inc *	93	1,471
AXT Inc *	623	3,140
Bankrate Inc *	791	12,031
Blackbaud Inc	2,044	45,520
Blackboard Inc *	1,329	59,353
Blue Coat Systems Inc *	747	10,368
Bottomline Technologies Inc *	1,649	33,211
Brightpoint Inc *	1,375	12,664
BroadSoft Inc *	1,035	31,412
Cabot Microelectronics Corp *	250	8,598
CACI International Inc ‘A’ *	100	4,994
Calix Inc *	1,731	13,502
Callidus Software Inc *	1,353	6,237
Carbonite Inc *	258	3,106
Cardtronics Inc *	1,977	45,313
Cass Information Systems Inc	386	11,985
Cavium Inc *	2,226	60,124
Ceva Inc *	1,057	25,696
Cirrus Logic Inc *	3,044	44,869
Cognex Corp	1,555	42,156
Coherent Inc *	822	35,313
CommVault Systems Inc *	2,023	74,972
Computer Task Group Inc *	486	5,429
comScore Inc *	1,474	24,866
Concur Technologies Inc *	2,052	76,375
Constant Contact Inc *	1,355	23,428
Convio Inc *	579	4,869
Cornerstone OnDemand Inc *	562	7,047
CSG Systems International Inc *	765	9,670
Cymer Inc *	347	12,901
Daktronics Inc	291	2,497
DDi Corp	217	1,571
DealerTrack Holdings Inc *	1,629	25,526
Deltek Inc *	1,031	6,196
Demand Media Inc *	379	3,032
DemandTec Inc *	1,485	9,712
DG FastChannel Inc *	966	16,374
Dialogic Inc *	811	1,500
Dice Holdings Inc *	2,223	17,384
Digi International Inc *	175	1,925
Digimarc Corp *	294	7,462
Digital River Inc *	240	4,975
Diodes Inc *	1,619	29,012
Dot Hill Systems Corp *	725	1,095
DTS Inc *	800	19,864
Ebix Inc *	897	13,186
Echelon Corp *	1,612	11,300
Echo Global Logistics Inc *	519	6,903
Electro Rent Corp	369	5,096
Electro Scientific Industries Inc *	79	939
Electronics for Imaging Inc *	163	2,196
Ellie Mae Inc *	378	2,102
eMagin Corp *	792	2,083
Entegris Inc *	1,996	12,734
Entropic Communications Inc *	3,935	16,252
Envestnet Inc *	879	8,790
EPIQ Systems Inc	101	1,266
Exar Corp *	161	919
ExlService Holdings Inc *	743	16,346
Extreme Networks Inc *	1,113	2,949
Fabrinet * (Cayman)	936	17,503
Fair Isaac Corp	1,070	23,358
FalconStor Software Inc *	1,484	4,333
FARO Technologies Inc *	750	23,663
FEI Co *	1,642	49,194
Finisar Corp *	4,119	72,247
Forrester Research Inc	676	21,977
FriendFinder Networks Inc *	419	771
Globecomm Systems Inc *	737	9,957
Glu Mobile Inc *	2,179	4,598
GT Advanced Technologies Inc *	5,781	40,583
Guidance Software Inc *	642	4,167
Harmonic Inc *	1,071	4,562
Heartland Payment Systems Inc	1,772	34,944
Hittite Microwave Corp *	1,439	70,079
iGate Corp	1,420	16,387
Immersion Corp *	1,215	7,266
Infinera Corp *	314	2,424
InfoSpace Inc *	299	2,500
Inphi Corp *	951	8,340
Integrated Device Technology Inc *	4,345	22,377
Interactive Intelligence Group *	653	17,729
InterDigital Inc	2,084	97,073
Internap Network Services Corp *	2,067	10,170
IntraLinks Holdings Inc *	1,482	11,130
Ixia *	1,774	13,607
IXYS Corp *	721	7,844
j2 Global Communications Inc	2,128	57,243
Jack Henry & Associates Inc	3,967	114,964
JDA Software Group Inc *	355	8,321
Kemet Corp *	79	565
Kenexa Corp *	1,212	18,956
Keynote Systems Inc	639	13,502
Kopin Corp *	1,126	3,862
KVH Industries Inc *	40	316
Lattice Semiconductor Corp *	1,693	8,888
LeCroy Corp *	770	6,083
Limelight Networks Inc *	2,684	6,334
Lionbridge Technologies Inc *	2,830	6,962
Liquidity Services Inc *	862	27,644
Littelfuse Inc	918	36,913
LivePerson Inc *	2,440	24,278
LogMeIn Inc *	937	31,118
LoopNet Inc *	781	13,379
Loral Space & Communications Inc *	35	1,754
LTX-Credence Corp *	1,181	6,247
Magma Design Automation Inc *	3,064	13,941
Manhattan Associates Inc *	998	33,014
Marchex Inc ‘B’	387	3,290
MAXIMUS Inc	1,595	55,665
MaxLinear Inc ‘A’ *	773	4,994
Maxwell Technologies Inc *	1,284	23,638
Measurement Specialties Inc *	685	17,783
Mentor Graphics Corp *	1,963	18,884
Meru Networks Inc *	526	4,287
Micrel Inc	2,309	21,866
Microsemi Corp *	3,966	63,377
MicroStrategy Inc ‘A’ *	367	41,864
Microvision Inc *	4,764	3,240
Mindspeed Technologies Inc *	878	4,566
MIPS Technologies Inc *	1,674	8,102
MoneyGram International Inc *	3,551	8,274
Monolithic Power Systems Inc *	1,056	10,750
Monotype Imaging Holdings Inc *	1,640	19,893

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
MoSys Inc *	1,482	$5,424
Motricity Inc *	1,535	2,594
Move Inc *	7,392	10,718
MTS Systems Corp	716	21,938
Multi-Fineline Electronix Inc *	60	1,196
NCI Inc ‘A’ *	49	585
NeoPhotonics Corp *	174	1,197
NETGEAR Inc *	1,682	43,547
Netlogic Microsystems Inc *	3,138	150,969
NetScout Systems Inc *	1,715	19,585
NetSuite Inc *	1,251	33,790
Newport Corp *	518	5,600
NIC Inc	2,963	33,926
Novatel Wireless Inc *	156	471
Numerex Corp ‘A’ *	432	2,402
NVE Corp *	220	13,345
OCZ Technology Group Inc *	2,359	11,441
OmniVision Technologies Inc *	2,103	29,526
OpenTable Inc *	1,089	50,105
Openwave Systems Inc *	1,319	2,058
Oplink Communications Inc *	359	5,435
Opnet Technologies Inc	660	23,041
OSI Systems Inc *	675	22,626
Parametric Technology Corp *	5,472	84,159
PDF Solutions Inc *	963	3,929
Pegasystems Inc	763	23,355
Perficient Inc *	829	6,068
Pericom Semiconductor Corp *	161	1,193
Plantronics Inc	599	17,042
Plexus Corp *	1,478	33,432
Power Integrations Inc	1,323	40,497
Power-One Inc *	2,941	13,235
Powerwave Technologies Inc *	7,399	12,726
PRGX Global Inc *	948	4,475
Procera Networks Inc *	683	6,557
Progress Software Corp *	1,829	32,099
PROS Holdings Inc *	986	12,710
Pulse Electronics Corp	1,979	5,660
QAD Inc ‘A’ *	303	3,239
QLIK Technologies Inc *	3,233	70,027
Quepasa Corp *	321	1,104
Quest Software Inc *	861	13,673
QuinStreet Inc *	175	1,811
Rambus Inc *	4,510	63,140
RealD Inc *	1,891	17,681
RealPage Inc *	1,393	28,487
Renaissance Learning Inc	209	3,507
Responsys Inc *	474	5,110
RF Micro Devices Inc *	1,345	8,527
RightNow Technologies Inc *	1,132	37,413
Rofin-Sinar Technologies Inc *	614	11,789
Rogers Corp *	251	9,822
Rubicon Technology Inc *	813	8,886
S1 Corp *	340	3,118
Saba Software Inc *	1,362	7,845
Sapient Corp	5,015	50,852
ScanSource Inc *	187	5,528
SciQuest Inc *	584	8,725
SeaChange International Inc *	576	4,435
Semtech Corp *	2,996	63,216
ServiceSource International Inc *	475	6,275
ShoreTel Inc *	2,178	10,846
Silicon Graphics International Corp *	1,423	16,962
Silicon Image Inc *	2,876	16,882
SolarWinds Inc *	2,620	57,692
Sonus Networks Inc *	818	1,775
Sourcefire Inc *	1,307	34,975
SPS Commerce Inc *	378	6,158
SRS Labs Inc *	563	4,031
Stamps.com Inc	497	10,159
STEC Inc *	1,891	19,175
Stratasys Inc *	971	18,002
SuccessFactors Inc *	3,834	88,144
Super Micro Computer Inc *	1,232	15,437
support.com Inc *	1,338	2,649
Synaptics Inc *	1,480	35,372
Synchronoss Technologies Inc *	1,213	30,216
Syntel Inc	707	30,535
Take-Two Interactive Software Inc *	3,378	42,968
Taleo Corp ‘A’ *	1,887	48,534
Tangoe Inc *	345	3,902
TechTarget Inc *	544	3,106
TeleCommunication Systems Inc ‘A’ *	883	3,046
TeleNav Inc *	695	6,165
TeleTech Holdings Inc *	1,164	17,739
The Active Network Inc *	566	8,349
The Hackett Group Inc *	845	3,152
The Ultimate Software Group Inc *	1,187	55,457
TiVo Inc *	5,482	51,202
TNS Inc *	1,169	21,977
Travelzoo Inc *	269	5,915
TriQuint Semiconductor Inc *	7,539	37,846
TTM Technologies Inc *	567	5,392
Tyler Technologies Inc *	1,473	37,237
Ultra Clean Holdings Inc *	1,002	4,299
Ultratech Inc *	1,156	19,825
Unisys Corp *	825	12,944
Universal Display Corp *	1,767	84,710
ValueClick Inc *	3,629	56,467
VASCO Data Security International Inc *	1,283	6,556
Veeco Instruments Inc *	1,308	31,915
Verint Systems Inc *	973	25,580
ViaSat Inc *	624	20,785
Viasystems Group Inc *	11	193
VirnetX Holding Corp *	1,870	28,031
Virtusa Corp *	709	9,359
Vocus Inc *	809	13,559
Volterra Semiconductor Corp *	1,128	21,691
Wave Systems Corp ‘A’ *	3,849	9,007
Web.com Group Inc *	1,353	9,444
Websense Inc *	1,836	31,763
Wright Express Corp *	1,775	67,521
XO Group Inc *	834	6,814
Zillow Inc *	53	1,450
Zix Corp *	3,072	8,202
Zygo Corp *	111	1,283

		5,195,239

Materials - 4.0%

A. Schulman Inc	81	1,376
AEP Industries Inc *	207	4,595
AMCOL International Corp	1,119	26,845
American Vanguard Corp	170	1,897
Balchem Corp	1,324	49,398
Calgon Carbon Corp *	2,067	30,116
Chemtura Corp *	2,715	27,232
Coeur d’Alene Mines Corp *	280	6,003
Deltic Timber Corp	496	29,601
Eagle Materials Inc	1,659	27,622
Flotek Industries Inc *	2,297	10,727
FutureFuel Corp	297	3,089
General Moly Inc *	3,098	8,984
Globe Specialty Metals Inc	2,894	42,021
Gold Resource Corp	1,293	21,528
Golden Minerals Co *	1,202	8,943
Graphic Packaging Holding Co *	6,409	22,111
H.B. Fuller Co	144	2,624
Handy & Harman Ltd *	49	494
Hawkins Inc	397	12,641
Haynes International Inc	434	18,857

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Hecla Mining Co *	12,817	$68,699
Horsehead Holding Corp *	132	979
Innophos Holdings Inc	994	39,631
Innospec Inc *	969	23,460
Kaiser Aluminum Corp	321	14,214
KMG Chemicals Inc	293	3,610
Koppers Holdings Inc	945	24,202
Kraton Performance Polymers Inc *	1,279	20,694
LSB Industries Inc *	843	24,169
Materion Corp *	80	1,814
Metals USA Holdings Corp *	554	4,958
Midway Gold Corp * (Canada)	3,988	8,016
Myers Industries Inc	104	1,056
Neenah Paper Inc	350	4,963
NewMarket Corp	413	62,722
NL Industries Inc	274	3,433
Noranda Aluminium Holding Corp *	1,037	8,659
Olin Corp	2,209	39,784
OMNOVA Solutions Inc *	2,134	7,640
Paramount Gold and Silver Corp *	5,349	12,624
PolyOne Corp	3,107	33,276
Quaker Chemical Corp	443	11,483
Revett Minerals Inc * (Canada)	677	2,613
RTI International Metals Inc *	179	4,174
Senomyx Inc *	1,850	6,494
Stillwater Mining Co *	4,739	40,282
SunCoke Energy Inc *	293	3,223
TPC Group Inc *	397	7,972
United States Lime & Minerals Inc *	29	1,157
US Gold Corp *	4,828	19,360
Vista Gold Corp * (Canada)	545	1,820
Worthington Industries Inc	1,645	22,981
Zep Inc	1,005	15,095

		901,961

Telecommunication Services - 1.2%

8x8 Inc *	2,872	11,689
AboveNet Inc	1,067	57,191
Alaska Communications Systems Group Inc	425	2,788
Atlantic Tele-Network Inc	96	3,156
Boingo Wireless Inc *	244	1,745
Cbeyond Inc *	1,291	9,114
Cincinnati Bell Inc *	2,586	7,991
Cogent Communications Group Inc *	2,128	28,622
Consolidated Communications Holdings Inc	963	17,382
Fairpoint Communications Inc *	117	503
General Communication Inc ‘A’ *	1,908	15,646
Global Crossing Ltd * (Bermuda)	886	21,184
Hickory Tech Corp	630	6,061
IDT Corp ‘B’	587	11,975
inContact Inc *	1,219	4,206
Iridium Communications Inc *	237	1,469
Leap Wireless International Inc *	593	4,092
nTelos Holdings Corp	1,387	24,591
PAETEC Holding Corp *	4,078	21,573
Shenandoah Telecommunications Co	1,095	12,198
SureWest Communications	45	471
Towerstream Corp *	2,054	5,258
Vonage Holdings Corp *	2,650	6,890

		275,795

Utilities - 0.1%

Atlantic Power Corp * (Canada)	237	3,363
Otter Tail Corp	80	1,464
Pennichuck Corp	108	3,022
South Jersey Industries Inc	247	12,288

		20,137

Total Common Stocks
(Cost $23,333,649)		22,294,709

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 2000 Growth Index Fund	1,603	117,772

Total Exchange-Traded Fund
(Cost $127,129)		117,772

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $814,758; collateralized by Federal Home Loan Bank: 0.000% due 03/30/12 and value $834,583)	$814,758	814,758

Total Short-Term Investment
(Cost $814,758)		814,758

TOTAL INVESTMENTS - 102.1%
(Cost $24,275,536)		23,227,239

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(477,327)

NET ASSETS - 100.0%		$22,749,912

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of September 30, 2011, $148,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (12/11)	5	$350,196	($29,446)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$22,294,709	$22,294,709	$-	$-
	Exchange-Traded Fund	117,772	117,772	-	-
	Short-Term Investment	814,758	-	814,758	-

	Total Assets	23,227,239	22,412,481	814,758	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(29,446)	(29,446)	-	-

	Total Liabilities	(29,446)	(29,446)	-	-

	Total	$23,197,793	$22,383,035	$814,758	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Common
Stocks
Value, Beginning of Period	$1,924
Purchases	-
Sales	(1,578)
Net Realized Losses	(2,739)
Change in Net Unrealized Appreciation	2,393
Transfers In	-
Transfers Out	-

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%

Consumer Discretionary - 11.2%

1-800-FLOWERS.COM Inc ‘A’ *	1,307	$3,032
99 Cents Only Stores *	2,285	42,090
AH Belo Corp ‘A’	1,048	4,402
Ambassadors Group Inc	765	4,383
America’s Car-Mart Inc *	220	6,384
American Axle & Manufacturing Holdings Inc *	2,890	22,051
American Greetings Corp ‘A’	2,085	38,572
Archipelago Learning Inc *	306	2,570
Arctic Cat Inc *	667	9,665
Asbury Automotive Group Inc *	1,599	26,368
Ascent Capital Group Inc ‘A’ *	785	30,866
Audiovox Corp ‘A’ *	989	5,430
Barnes & Noble Inc	1,602	18,952
Beazer Homes USA Inc *	4,194	6,333
bebe Stores Inc	2,131	14,320
Belo Corp ‘A’	3,587	17,540
Benihana Inc ‘A’ *	707	6,087
Big 5 Sporting Goods Corp	1,183	7,193
Biglari Holdings Inc *	60	17,783
Black Diamond Inc *	728	4,747
Blyth Inc	287	15,914
Bob Evans Farms Inc	1,668	47,571
Boyd Gaming Corp *	3,021	14,803
Brown Shoe Co Inc	2,336	16,632
Build-A-Bear Workshop Inc *	883	4,503
Cabela’s Inc *	2,382	48,807
Callaway Golf Co	3,540	18,302
Cambium Learning Group Inc *	879	2,628
Caribou Coffee Co Inc *	390	4,610
Carter’s Inc *	372	11,361
Casual Male Retail Group Inc *	2,364	8,889
Cavco Industries Inc *	374	12,881
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	2,016	15,745
Charming Shoppes Inc *	6,380	16,588
Cherokee Inc	58	745
Christopher & Banks Corp	1,918	6,771
Churchill Downs Inc	509	19,866
Cinemark Holdings Inc	470	8,874
Citi Trends Inc *	820	9,651
Coldwater Creek Inc *	3,208	4,010
Collective Brands Inc *	3,382	43,831
Columbia Sportswear Co	218	10,115
Conn’s Inc *	703	5,048
Core-Mark Holding Co Inc *	528	16,173
Corinthian Colleges Inc *	4,350	6,786
Cost Plus Inc *	371	2,337
Cracker Barrel Old Country Store Inc	75	3,006
Crown Media Holdings Inc ‘A’ *	1,560	2,231
CSS Industries Inc	436	7,272
Cumulus Media Inc ‘A’ *	1,650	4,686
Dana Holding Corp *	497	5,219
Delta Apparel Inc *	330	5,198
Denny’s Corp *	1,524	5,075
Domino’s Pizza Inc *	2,101	57,252
Drew Industries Inc	654	13,067
Eastman Kodak Co *	12,779	9,969
Einstein Noah Restaurant Group Inc	40	513
Entercom Communications Corp ‘A’ *	1,314	6,899
Entravision Communications Corp ‘A’ *	1,082	1,104
Ethan Allen Interiors Inc	877	11,936
Exide Technologies *	3,188	12,752
Fisher Communications Inc *	486	10,857
Francesca’s Holdings Corp *	362	7,678
Fred’s Inc ‘A’	2,158	23,004
Fuel Systems Solutions Inc *	916	17,596
Furniture Brands International Inc *	2,364	4,870
Gaylord Entertainment Co *	1,973	38,158
Genesco Inc *	1,170	60,290
Gray Television Inc *	2,764	4,312
Group 1 Automotive Inc	1,319	46,890
Harte-Hanks Inc	2,441	20,700
Haverty Furniture Cos Inc	1,044	10,430
Helen of Troy Ltd * (Bermuda)	1,698	42,654
hhgregg Inc *	958	9,341
Hot Topic Inc	2,457	18,747
Hovnanian Enterprises Inc ‘A’ *	3,268	3,987
Iconix Brand Group Inc *	4,012	63,390
International Speedway Corp ‘A’	1,633	37,298
Isle of Capri Casinos Inc *	1,135	5,493
Jack in the Box Inc *	2,407	47,947
JAKKS Pacific Inc	1,491	28,254
Johnson Outdoors Inc ‘A’ *	261	4,014
Journal Communications Inc ‘A’ *	2,384	7,080
K-Swiss Inc ‘A’ *	1,416	6,018
KB Home	4,243	24,864
Kenneth Cole Productions Inc ‘A’ *	261	2,801
Kirkland’s Inc *	918	8,418
Knology Inc *	100	1,298
La-Z-Boy Inc *	2,848	21,104
LeapFrog Enterprises Inc *	2,248	7,576
Life Time Fitness Inc *	221	8,144
Lifetime Brands Inc	510	4,916
LIN TV Corp ‘A’ *	1,408	3,069
Lincoln Educational Services Corp	1,250	10,113
Lithia Motors Inc ‘A’	1,209	17,385
Live Nation Entertainment Inc *	7,753	62,102
Liz Claiborne Inc *	4,936	24,680
Luby’s Inc *	1,038	4,256
M.D.C. Holdings Inc	2,070	35,066
M/I Homes Inc *	1,022	6,142
Mac-Gray Corp	627	8,095
Marcus Corp	1,135	11,293
Marine Products Corp *	332	1,135
MarineMax Inc *	1,275	8,249
Martha Stewart Living Omnimedia Inc ‘A’ *	1,520	4,742
Matthews International Corp ‘A’	1,001	30,791
McCormick & Schmick’s Seafood Restaurants Inc *	731	5,059
Meredith Corp	2,005	45,393
Meritage Homes Corp *	1,537	23,270
Modine Manufacturing Co *	2,560	23,194
Monarch Casino & Resort Inc *	497	4,861
Morgans Hotel Group Co *	764	4,576
Motorcar Parts of America Inc *	647	5,325
Movado Group Inc	957	11,656
Multimedia Games Holding Co Inc *	1,486	6,003
New York & Co Inc *	1,429	4,559
Nexstar Broadcasting Group Inc ‘A’ *	486	3,212
O’Charleys Inc *	979	5,815
Office Depot Inc *	15,275	31,467
OfficeMax Inc *	4,728	22,931
Orbitz Worldwide Inc *	1,131	2,454
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	5,269	36,409
Outdoor Channel Holdings Inc *	793	4,536
P.F. Chang’s China Bistro Inc	101	2,751
Pacific Sunwear of California Inc *	2,450	2,940
Penske Automotive Group Inc	2,454	39,264
Perry Ellis International Inc *	666	12,521
Pier 1 Imports Inc *	3,697	36,157
Pinnacle Entertainment Inc *	3,197	29,029
Quiksilver Inc *	7,142	21,783
Red Lion Hotels Corp *	810	5,435
Red Robin Gourmet Burgers Inc *	80	1,927
Regis Corp	3,178	44,778
Rent-A-Center Inc	3,500	96,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
RG Barry Corp	390	$4,134
Ruby Tuesday Inc *	3,584	25,661
Ruth’s Hospitality Group Inc *	1,598	6,855
Saga Communications Inc ‘A’ *	196	5,784
Saks Inc *	6,352	55,580
Scholastic Corp	1,456	40,812
Scientific Games Corp ‘A’ *	1,511	10,758
Sealy Corp *	2,829	4,187
Select Comfort Corp *	407	5,686
Shiloh Industries Inc	293	2,628
Shoe Carnival Inc *	499	11,776
Shuffle Master Inc *	589	4,953
Sinclair Broadcast Group Inc ‘A’	2,573	18,448
Skechers U.S.A. Inc ‘A’ *	2,060	28,902
Skullcandy Inc *	339	4,790
Skyline Corp	377	3,600
Smith & Wesson Holding Corp *	2,206	5,559
Sonic Automotive Inc ‘A’	2,211	23,857
Spartan Motors Inc	1,830	7,558
Speedway Motorsports Inc	658	7,949
Stage Stores Inc	1,712	23,745
Standard Motor Products Inc	1,085	14,072
Standard Pacific Corp *	5,856	14,464
Stein Mart Inc	1,536	9,600
Steinway Musical Instruments Inc *	365	7,869
Stewart Enterprises Inc ‘A’	4,351	25,888
Summer Infant Inc *	728	4,805
Superior Industries International Inc	1,286	19,869
Syms Corp *	333	2,920
Systemax Inc *	555	7,060
Teavana Holdings Inc *	264	5,370
Texas Roadhouse Inc	218	2,882
The Bon-Ton Stores Inc	626	3,111
The Children’s Place Retail Stores Inc *	1,434	66,724
The EW Scripps Co ‘A’ *	1,875	13,125
The Finish Line Inc ‘A’	1,983	39,640
The Jones Group Inc	4,814	44,337
The McClatchy Co ‘A’ *	3,268	4,379
The Men’s Wearhouse Inc	2,349	61,262
The New York Times Co ‘A’ *	7,543	43,825
The Pep Boys-Manny Moe & Jack	2,892	28,544
The Ryland Group Inc	2,442	26,007
The Talbots Inc *	3,869	10,446
The Warnaco Group Inc *	384	17,699
The Wet Seal Inc ‘A’ *	5,013	22,458
Town Sports International Holdings Inc *	671	4,871
Tuesday Morning Corp *	2,307	8,121
Unifi Inc *	756	6,177
Universal Electronics Inc *	515	8,441
Vail Resorts Inc	421	15,910
Valuevision Media Inc ‘A’ *	507	1,197
West Marine Inc *	771	5,937
Westwood One Inc *	235	853
Weyco Group Inc	379	8,452
World Wrestling Entertainment Inc ‘A’	173	1,541
Zale Corp *	1,795	5,116

		3,033,209

Consumer Staples - 3.0%

Alico Inc	117	2,298
Alliance One International Inc *	4,728	11,536
Arden Group Inc ‘A’	30	2,385
B&G Foods Inc	1,127	18,798
Cal-Maine Foods Inc	733	23,038
Central European Distribution Corp *	3,997	28,019
Central Garden & Pet Co ‘A’ *	2,603	18,429
Chefs’ Warehouse Holdings LLC *	240	2,822
Chiquita Brands International Inc *	2,485	20,725
Craft Brewers Alliance Inc *	382	2,143
Dole Food Co Inc *	1,597	15,970
Elizabeth Arden Inc *	253	7,195
Farmer Bros. Co	329	1,813
Fresh Del Monte Produce Inc (Cayman)	2,007	46,562
Griffin Land & Nurseries Inc	133	3,415
Harbinger Group Inc *	508	2,576
Heckmann Corp *	2,567	13,579
Imperial Sugar Co	682	4,392
Ingles Markets Inc ‘A’	670	9,541
MGP Ingredients Inc	646	3,275
Nash Finch Co	656	17,666
Nutraceutical International Corp *	482	6,160
Oil-Dri Corp of America	195	3,623
Omega Protein Corp *	983	8,926
Pilgrim’s Pride Corp *	2,836	12,110
Prestige Brands Holdings Inc *	2,757	24,951
Primo Water Corp *	259	1,461
Revlon Inc ‘A’ *	600	7,392
Rite Aid Corp *	29,998	29,398
Ruddick Corp	1,254	48,893
Sanderson Farms Inc	1,216	57,760
Schiff Nutrition International Inc *	456	5,053
Seneca Foods Corp ‘A’ *	505	9,999
Smart Balance Inc *	1,705	10,060
Snyder’s-Lance Inc	2,603	54,273
Spartan Stores Inc	1,236	19,133
Spectrum Brands Holdings Inc *	204	4,818
Star Scientific Inc *	740	1,709
Susser Holdings Corp *	435	8,670
The Andersons Inc	1,021	34,367
The Hain Celestial Group Inc *	1,489	45,489
The Pantry Inc *	1,168	14,168
Tootsie Roll Industries Inc	123	2,967
TreeHouse Foods Inc *	802	49,596
Universal Corp	1,269	45,506
Vector Group Ltd	846	14,528
Village Super Market Inc ‘A’	336	8,044
Weis Markets Inc	618	22,903
Winn-Dixie Stores Inc *	3,068	18,163

		826,297

Energy - 4.7%

Alon USA Energy Inc	118	723
Approach Resources Inc *	350	5,947
Bill Barrett Corp *	2,395	86,795
BPZ Resources Inc *	4,289	11,881
Bristow Group Inc	1,993	84,563
C&J Energy Services Inc *	312	5,129
Cal Dive International Inc *	2,073	3,959
CAMAC Energy Inc *	3,324	1,994
Cloud Peak Energy Inc *	2,657	45,036
Comstock Resources Inc *	2,616	40,443
Crimson Exploration Inc *	1,114	2,395
Crosstex Energy Inc	235	3,168
Dawson Geophysical Co *	305	7,192
Delek US Holdings Inc	775	8,734
DHT Holdings Inc	3,452	7,042
Endeavour International Corp *	2,032	16,215
Energy Partners Ltd *	1,590	17,601
Exterran Holdings Inc *	3,508	34,098
Frontline Ltd (Bermuda)	2,845	13,798
Gastar Exploration Ltd * (Canada)	3,193	9,579
General Maritime Corp	5,902	1,535
GeoResources Inc *	672	11,955
Global Industries Ltd *	5,558	44,019
GMX Resources Inc *	2,288	5,194
Green Plains Renewable Energy Inc *	1,139	10,627
Gulf Island Fabrication Inc	674	13,938
Gulfmark Offshore Inc ‘A’ *	1,072	38,956
Harvest Natural Resources Inc *	1,856	15,906
Helix Energy Solutions Group Inc *	5,825	76,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Hercules Offshore Inc *	6,313	$18,434
Hornbeck Offshore Services Inc *	1,250	31,138
James River Coal Co *	1,958	12,472
Key Energy Services Inc *	739	7,013
KiOR Inc ‘A’ *	256	5,309
Knightsbridge Tankers Ltd (Bermuda)	1,212	20,059
L&L Energy Inc *	1,147	3,097
Matrix Service Co *	1,216	10,348
Miller Energy Resources Inc *	1,744	4,604
Mitcham Industries Inc *	282	3,158
Natural Gas Services Group Inc *	673	8,635
Newpark Resources Inc *	4,624	28,160
Nordic American Tankers Ltd (Bermuda)	2,612	36,829
Overseas Shipholding Group Inc	1,466	20,143
Parker Drilling Co *	6,399	28,092
Patriot Coal Corp *	319	2,699
Penn Virginia Corp	2,504	13,947
Petroleum Development Corp *	1,290	25,013
PetroQuest Energy Inc *	2,349	12,920
PHI Inc *	707	13,532
Pioneer Drilling Co *	737	5,292
REX American Resources Corp *	365	6,161
Rex Energy Corp *	266	3,365
Scorpio Tankers Inc *	1,356	7,160
SemGroup Corp ‘A’ *	2,270	45,309
Ship Finance International Ltd (Bermuda)	2,499	32,487
Solazyme Inc *	160	1,538
Swift Energy Co *	2,331	56,737
Teekay Tankers Ltd ‘A’	2,352	10,819
Tesco Corp * (Canada)	295	3,422
TETRA Technologies Inc *	3,760	29,027
Triangle Petroleum Corp *	1,248	4,480
Union Drilling Inc *	854	4,014
Ur-Energy Inc * (Canada)	759	683
USEC Inc *	6,151	9,903
Vaalco Energy Inc *	2,459	11,951
Vantage Drilling Co * (Cayman)	9,506	11,883
Venoco Inc *	1,232	10,854
Voyager Oil & Gas Inc *	761	1,598
Warren Resources Inc *	3,353	8,047
Western Refining Inc *	174	2,168
Westmoreland Coal Co *	359	2,786
Willbros Group Inc *	1,778	7,414
World Fuel Services Corp	1,673	54,623

		1,262,053

Financials - 35.5%

1st Source Corp	866	18,039
1st United Bancorp Inc *	1,489	7,341
Abington Bancorp Inc	1,143	8,230
Acadia Realty Trust REIT	1,758	32,875
Advance America Cash Advance Centers Inc	2,687	19,776
AG Mortgage Investment Trust Inc	284	5,311
Agree Realty Corp REIT	539	11,739
Alliance Financial Corp	264	7,405
Alterra Capital Holdings Ltd (Bermuda)	5,013	95,097
American Assets Trust Inc REIT	100	1,795
American Campus Communities Inc REIT	2,087	77,657
American Capital Mortgage Investment Corp	365	6,095
American Equity Investment Life Holding Co	3,268	28,595
American Safety Insurance Holdings Ltd * (Bermuda)	571	10,506
Ameris Bancorp *	1,323	11,523
AMERISAFE Inc *	1,017	18,723
Ames National Corp	483	7,549
AmTrust Financial Services Inc	1,177	26,200
Anworth Mortgage Asset Corp REIT	7,037	47,852
Apollo Commercial Real Estate Finance Inc REIT	1,063	14,000
Apollo Investment Corp	10,822	81,381
Apollo Residential Mortgage Inc *	240	3,936
Argo Group International Holdings Ltd (Bermuda)	1,519	43,094
Arlington Asset Investment Corp ‘A’	358	8,610
ARMOUR Residential REIT Inc	4,157	28,268
Arrow Financial Corp	560	12,451
Artio Global Investors Inc	169	1,345
Ashford Hospitality Trust Inc REIT	2,862	20,091
Associated Estates Realty Corp REIT	2,154	33,301
Astoria Financial Corp	4,830	37,143
Avatar Holdings Inc *	505	4,131
Baldwin & Lyons Inc ‘B’	471	10,065
BancFirst Corp	402	13,330
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	1,556	23,698
Bancorp Rhode Island Inc	200	8,478
BancorpSouth Inc	4,654	40,862
Bank Mutual Corp	2,611	6,815
Bank of Kentucky Financial Corp	329	6,666
Bank of Marin Bancorp	306	10,110
Bank of the Ozarks Inc	1,362	28,507
BankFinancial Corp	1,159	7,696
Banner Corp	934	11,946
Beneficial Mutual Bancorp Inc *	1,859	13,850
Berkshire Hills Bancorp Inc	1,170	21,610
BioMed Realty Trust Inc REIT	7,237	119,917
BlackRock Kelso Capital Corp	3,430	25,039
BofI Holding Inc *	450	6,057
Boston Private Financial Holdings Inc	4,299	25,278
Bridge Bancorp Inc	270	4,941
Bridge Capital Holdings *	522	5,251
Brookline Bancorp Inc	3,285	25,327
Bryn Mawr Bank Corp	488	8,086
Calamos Asset Management Inc ‘A’	1,068	10,691
California First National Bancorp	134	2,052
Camden National Corp	441	12,008
Campus Crest Communities Inc REIT	1,683	18,311
Cape Bancorp Inc *	637	4,504
Capital Bank Corp *	827	1,720
Capital City Bank Group Inc	645	6,708
Capital Southwest Corp	161	11,914
CapLease Inc REIT	3,708	13,386
Capstead Mortgage Corp REIT	4,668	53,869
Cardinal Financial Corp	1,634	14,085
Cascade Bancorp *	337	1,965
Cash America International Inc	1,080	55,253
Cathay General Bancorp	4,358	49,594
CBL & Associates Properties Inc REIT	5,631	63,968
Cedar Shopping Centers Inc REIT	3,114	9,685
Center Bancorp Inc	694	6,697
Center Financial Corp *	2,047	9,600
Centerstate Banks Inc	1,739	9,095
Central Pacific Financial Corp *	876	9,040
Century Bancorp Inc ‘A’	188	4,365
Charter Financial Corp	375	3,518
Chatham Lodging Trust REIT	751	7,450
Chemical Financial Corp	1,565	23,960
Chesapeake Lodging Trust REIT	1,765	21,304
CIFC Corp *	648	2,806
Citizens & Northern Corp	702	10,432
Citizens Inc *	2,068	13,256
City Holding Co	873	23,562
Clifton Savings Bancorp Inc	461	4,223
CNB Financial Corp	708	9,077
CNO Financial Group Inc *	12,187	65,932
CoBiz Financial Inc	1,809	8,086
Cogdell Spencer Inc REIT	1,732	6,530
Cohen & Steers Inc	171	4,916
Colonial Properties Trust REIT	4,603	83,590
Colony Financial Inc REIT	1,781	23,011

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Columbia Banking System Inc	2,203	$31,547
Community Bank System Inc	2,062	46,787
Community Trust Bancorp Inc	798	18,585
Compass Diversified Holdings	2,230	27,161
Consolidated-Tomoka Land Co	217	5,698
Coresite Realty Corp REIT	1,088	15,613
Cousins Properties Inc REIT	5,009	29,303
Cowen Group Inc ‘A’ *	3,752	10,168
CreXus Investment Corp REIT	3,156	28,025
CubeSmart REIT	5,477	46,719
CVB Financial Corp	4,987	38,350
CYS Investments Inc REIT	4,523	54,683
DCT Industrial Trust Inc REIT	13,545	59,463
Delphi Financial Group Inc ‘A’	2,662	57,286
DiamondRock Hospitality Co REIT	9,240	64,588
Dime Community Bancshares Inc	1,728	17,505
Donegal Group Inc ‘A’	427	5,141
Doral Financial Corp *	7,061	7,696
DuPont Fabros Technology Inc REIT	2,008	39,538
Dynex Capital Inc REIT	2,135	17,208
Eagle Bancorp Inc *	950	11,181
EastGroup Properties Inc REIT	810	30,893
Edelman Financial Group Inc	1,096	7,080
Education Realty Trust Inc REIT	3,967	34,077
eHealth Inc *	1,198	16,365
EMC Insurance Group Inc	257	4,729
Employers Holdings Inc	1,127	14,381
Encore Bancshares Inc *	474	5,053
Enstar Group Ltd * (Bermuda)	379	36,092
Enterprise Bancorp Inc	347	4,279
Enterprise Financial Services Corp	771	10,478
Entertainment Properties Trust REIT	2,573	100,296
Equity Lifestyle Properties Inc REIT	537	33,670
Equity One Inc REIT	2,991	47,437
ESB Financial Corp	686	7,519
ESSA Bancorp Inc	614	6,453
Excel Trust Inc REIT	1,669	16,056
Extra Space Storage Inc REIT	3,171	59,076
F.N.B. Corp	7,082	60,693
FBL Financial Group Inc ‘A’	707	18,820
FBR & Co *	2,802	6,669
Federal Agricultural Mortgage Corp ‘C’	539	10,257
FelCor Lodging Trust Inc REIT *	3,450	8,038
Fidus Investment Corp	222	2,795
Fifth Street Finance Corp	3,997	37,252
Financial Institutions Inc	795	11,337
First American Financial Corp	5,808	74,342
First Bancorp NC	850	8,534
First Busey Corp	4,359	18,962
First Commonwealth Financial Corp	5,879	21,752
First Community Bancshares Inc	921	9,394
First Connecticut Bancorp Inc *	1,003	11,354
First Defiance Financial Corp *	523	7,008
First Financial Bancorp	3,256	44,933
First Financial Bankshares Inc	991	25,925
First Financial Corp	637	17,524
First Financial Holdings Inc	891	3,573
First Industrial Realty Trust Inc REIT *	4,758	38,064
First Interstate Bancsystem Inc	891	9,543
First Merchants Corp	1,439	10,145
First Midwest Bancorp Inc	4,144	30,334
First Pactrust Bancorp Inc	578	6,549
First Potomac Realty Trust REIT	2,752	34,317
FirstMerit Corp	6,083	69,103
Flagstar Bancorp Inc *	11,014	5,396
Flagstone Reinsurance Holdings SA (Luxembourg)	2,735	21,196
Flushing Financial Corp	1,742	18,814
Forestar Group Inc *	1,947	21,242
Fortegra Financial Corp *	377	1,979
Fox Chase Bancorp Inc	818	10,372
FPIC Insurance Group Inc *	458	19,163
Franklin Financial Corp *	757	8,357
Franklin Street Properties Corp REIT	3,911	44,233
FXCM Inc ‘A’	959	13,445
Gain Capital Holdings Inc *	419	2,636
GAMCO Investors Inc ‘A’	135	5,318
German American Bancorp Inc	729	11,751
Getty Realty Corp REIT	780	11,248
GFI Group Inc	3,932	15,807
Glacier Bancorp Inc	4,027	37,733
Gladstone Capital Corp	1,198	8,218
Gladstone Commercial Corp REIT	327	5,127
Gladstone Investment Corp	1,192	8,106
Gleacher & Co Inc *	4,360	5,188
Glimcher Realty Trust REIT	802	5,678
Global Indemnity PLC * (Ireland)	744	12,708
Golub Capital BDC Inc	553	8,212
Government Properties Income Trust REIT	1,951	41,966
Great Southern Bancorp Inc	597	10,018
Greenlight Capital Re Ltd ‘A’ * (Cayman)	1,197	24,826
Hallmark Financial Services Inc *	378	2,786
Hancock Holding Co	2,056	55,060
Hanmi Financial Corp *	8,576	7,118
Harleysville Group Inc	680	40,025
Harris & Harris Group Inc *	1,751	6,216
Hatteras Financial Corp REIT	4,123	103,735
Healthcare Realty Trust Inc REIT	4,307	72,573
Heartland Financial USA Inc	774	10,975
Hercules Technology Growth Capital Inc	2,423	20,644
Heritage Commerce Corp *	1,208	4,651
Heritage Financial Corp	858	9,472
Hersha Hospitality Trust REIT	7,768	26,877
Highwoods Properties Inc REIT	897	25,349
Hilltop Holdings Inc *	2,223	16,028
Home BancShares Inc	1,271	26,971
Home Federal Bancorp Inc	927	7,249
Horace Mann Educators Corp	2,206	25,170
Hudson Pacific Properties Inc REIT	1,177	13,689
Hudson Valley Holding Corp	808	14,083
IBERIABANK Corp	1,645	77,414
ICG Group Inc *	1,892	17,425
Imperial Holdings Inc *	206	494
Independence Holding Co	384	2,784
Independent Bank Corp	1,204	26,175
Infinity Property & Casualty Corp	686	36,001
Inland Real Estate Corp REIT	4,268	31,156
International Bancshares Corp	2,976	39,134
INTL FCStone Inc *	724	15,030
Invesco Mortgage Capital Inc REIT	6,374	90,065
Investment Technology Group Inc *	2,275	22,272
Investors Bancorp Inc *	2,220	28,039
Investors Real Estate Trust REIT	3,573	25,726
iStar Financial Inc REIT *	5,069	29,502
JMP Group Inc	792	4,602
Kansas City Life Insurance Co	232	7,162
KBW Inc	1,997	27,539
Kearny Financial Corp	766	6,771
Kennedy-Wilson Holdings Inc	1,297	13,748
Kilroy Realty Corp REIT	1,646	51,520
Kite Realty Group Trust REIT	3,025	11,071
Knight Capital Group Inc ‘A’ *	5,529	67,233
Kohlberg Capital Corp	1,053	6,160
Lakeland Bancorp Inc	1,233	9,642
Lakeland Financial Corp	924	19,090
LaSalle Hotel Properties REIT	4,691	90,067
Lexington Realty Trust REIT	6,617	43,275
LTC Properties Inc REIT	1,377	34,866
Maiden Holdings Ltd (Bermuda)	2,790	20,618
Main Street Capital Corp	1,103	19,589

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

MainSource Financial Group Inc	1,116	$9,732
Marlin Business Services Corp *	460	4,876
MB Financial Inc	3,019	44,440
MCG Capital Corp	4,266	16,893
Meadowbrook Insurance Group Inc	2,953	26,311
Medallion Financial Corp	810	7,533
Medical Properties Trust Inc REIT	6,177	55,284
Medley Capital Corp	606	6,108
Merchants Bancshares Inc	281	7,525
Meridian Interstate Bancorp Inc *	472	5,150
Metro Bancorp Inc *	762	6,591
MF Global Holdings Ltd *	9,032	37,302
MFA Financial Inc REIT	19,709	138,357
MGIC Investment Corp *	10,369	19,390
Midsouth Bancorp Inc	462	4,967
Mission West Properties Inc REIT	951	7,218
Monmouth Real Estate Investment Corp ‘A’ REIT	1,887	14,964
Montpelier Re Holdings Ltd (Bermuda)	3,448	60,961
MPG Office Trust Inc REIT *	2,750	5,802
MVC Capital Inc	1,322	13,841
Nara Bancorp Inc *	2,124	12,893
National Bankshares Inc	410	9,893
National Financial Partners Corp *	2,429	26,573
National Health Investors Inc REIT	758	31,935
National Interstate Corp	389	8,550
National Penn Bancshares Inc	6,878	48,215
National Retail Properties Inc REIT	5,261	141,363
National Western Life Insurance Co ‘A’	118	15,989
NBT Bancorp Inc	1,947	36,253
Nelnet Inc ‘A’	1,429	26,837
New Mountain Finance Corp	413	5,249
Newcastle Investment Corp REIT	385	1,567
NewStar Financial Inc *	1,495	13,963
NGP Capital Resources Co	1,214	7,940
Nicholas Financial Inc (Canada)	532	5,198
Northfield Bancorp Inc	961	12,724
NorthStar Realty Finance Corp REIT	5,221	17,229
Northwest Bancshares Inc	5,877	69,995
OceanFirst Financial Corp	814	9,499
Ocwen Financial Corp *	4,117	54,386
Old National Bancorp	5,280	49,210
Omega Healthcare Investors Inc REIT	341	5,432
OmniAmerican Bancorp Inc *	662	9,036
One Liberty Properties Inc REIT	616	9,031
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	1,214	16,559
Oppenheimer Holdings Inc ‘A’	581	9,319
Oriental Financial Group Inc	2,521	24,378
Oritani Financial Corp	2,818	36,239
Orrstown Financial Services Inc	416	5,346
Pacific Capital Bancorp NA *	252	6,431
Pacific Continental Corp	1,042	7,388
PacWest Bancorp	1,691	23,573
Park National Corp	729	38,550
Park Sterling Corp *	1,617	5,530
Parkway Properties Inc REIT	1,191	13,113
Pebblebrook Hotel Trust REIT	2,799	43,804
PennantPark Investment Corp	2,523	22,505
Penns Woods Bancorp Inc	223	7,303
Pennsylvania REIT	3,059	23,646
PennyMac Mortgage Investment Trust REIT	1,308	20,797
Peoples Bancorp Inc	577	6,347
PHH Corp *	3,089	49,671
PICO Holdings Inc *	1,252	25,679
Pinnacle Financial Partners Inc *	1,896	20,742
Piper Jaffray Cos *	868	15,563
Platinum Underwriters Holdings Ltd (Bermuda)	2,063	63,437
Post Properties Inc REIT	2,745	95,361
Potlatch Corp REIT	1,039	32,749
Presidential Life Corp	1,202	9,880
Primerica Inc	1,874	40,403
Primus Guaranty Ltd * (Bermuda)	1,385	7,299
PrivateBancorp Inc	3,327	25,019
ProAssurance Corp	1,689	121,642
Prospect Capital Corp	6,020	50,628
Prosperity Bancshares Inc	2,607	85,197
Provident Financial Services Inc	3,354	36,055
Provident New York Bancorp	2,144	12,478
PS Business Parks Inc REIT	830	41,118
Radian Group Inc	7,358	16,114
RAIT Financial Trust REIT	2,074	7,031
Ramco-Gershenson Properties Trust REIT	2,118	17,368
Redwood Trust Inc REIT	4,319	48,243
Renasant Corp	1,412	17,975
Republic Bancorp Inc ‘A’	578	10,236
Resource Capital Corp REIT	3,913	19,565
Retail Opportunity Investments Corp REIT	2,291	25,384
RLI Corp	1,022	64,979
RLJ Lodging Trust REIT	1,510	19,283
Rockville Financial Inc	1,630	15,452
Roma Financial Corp	419	3,415
S&T Bancorp Inc	1,582	25,565
S.Y. Bancorp Inc	604	11,246
Sabra Healthcare REIT Inc	1,465	13,976
Safeguard Scientifics Inc *	1,134	17,010
Safety Insurance Group Inc	707	26,746
Sandy Spring Bancorp Inc	1,346	19,692
SCBT Financial Corp	792	19,547
SeaBright Holdings Inc	1,122	8,078
Seacoast Banking Corp of Florida *	4,096	6,021
Selective Insurance Group Inc	3,004	39,202
Sierra Bancorp	677	6,195
Simmons First National Corp ‘A’	984	21,353
Solar Capital Ltd	2,019	40,642
Solar Senior Capital Ltd	421	6,016
Southside Bancshares Inc	928	16,713
Southwest Bancorp Inc *	1,119	4,722
Sovran Self Storage Inc REIT	1,529	56,833
STAG Industrial Inc REIT	834	8,507
Starwood Property Trust Inc REIT	5,147	88,323
State Auto Financial Corp	738	9,705
State Bancorp Inc	857	9,058
State Bank Financial Corp *	1,761	22,224
StellarOne Corp	1,298	12,915
Sterling Bancorp	1,780	12,923
Sterling Financial Corp *	1,509	18,681
Stewart Information Services Corp	981	8,672
Stifel Financial Corp *	1,784	47,383
Strategic Hotels & Resorts Inc REIT *	7,190	30,989
Suffolk Bancorp	570	4,742
Summit Hotel Properties Inc REIT	1,122	7,921
Sun Bancorp Inc *	2,170	5,750
Sun Communities Inc REIT	1,165	40,996
Sunstone Hotel Investors Inc REIT *	6,503	37,002
Susquehanna Bancshares Inc	7,213	39,455
SVB Financial Group *	1,849	68,413
SWS Group Inc	1,666	7,814
Symetra Financial Corp	3,727	30,375
Taylor Capital Group Inc *	461	2,960
Terreno Realty Corp REIT	444	5,697
Territorial Bancorp Inc	647	12,390
Texas Capital Bancshares Inc *	2,071	47,322
The Bancorp Inc *	1,633	11,692
The First Bancorp Inc	506	6,371
The First Marblehead Corp *	3,300	3,366
The First of Long Island Corp	447	10,129
The Navigators Group Inc *	647	27,950
The Phoenix Cos Inc *	6,548	7,989
The PMI Group Inc *	8,547	1,709

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
THL Credit Inc	510	$5,569
TICC Capital Corp	1,799	14,698
Tompkins Financial Corp	466	16,673
Tower Bancorp Inc	596	12,480
Tower Group Inc	2,040	46,634
TowneBank	1,371	15,588
Triangle Capital Corp	1,216	18,508
TriCo Bancshares	827	10,147
TrustCo Bank Corp NY	5,009	22,340
Trustmark Corp	3,591	65,177
Two Harbors Investment Corp REIT	7,731	68,265
UMB Financial Corp	1,794	57,552
UMH Properties Inc REIT	589	5,354
Umpqua Holdings Corp	6,380	56,080
Union First Market Bankshares Corp	1,154	12,371
United Bankshares Inc	1,794	36,041
United Community Banks Inc *	2,318	19,680
United Financial Bancorp Inc	885	12,116
United Fire & Casualty Co	1,196	21,157
Universal Health Realty Income Trust REIT	304	10,217
Universal Insurance Holdings Inc	1,072	4,127
Univest Corp of Pennsylvania	960	12,797
Urstadt Biddle Properties Inc ‘A’ REIT	1,097	17,519
ViewPoint Financial Group	1,927	22,064
Virginia Commerce Bancorp Inc *	1,293	7,590
Virtus Investment Partners Inc *	20	1,072
Walter Investment Management Corp	1,410	32,331
Washington Banking Co	855	8,319
Washington REIT	2,725	76,790
Washington Trust Bancorp Inc	811	16,042
Webster Financial Corp	3,992	61,078
WesBanco Inc	1,306	22,607
West Bancorp Inc	881	7,471
West Coast Bancorp *	1,059	14,826
Westamerica Bancorp	903	34,603
Western Alliance Bancorp *	3,877	21,246
Westfield Financial Inc	1,178	7,763
Whitestone REIT ‘B’	334	3,721
Wilshire Bancorp Inc *	3,459	9,478
Winthrop Realty Trust REIT	1,571	13,652
Wintrust Financial Corp	1,940	50,071
WSFS Financial Corp	360	11,365

		9,641,883

Health Care - 5.2%

Accuray Inc *	457	1,837
Affymax Inc *	1,051	4,708
Affymetrix Inc *	3,895	19,085
Albany Molecular Research Inc *	1,114	3,141
Allos Therapeutics Inc *	717	1,319
Almost Family Inc *	443	7,367
Alphatec Holdings Inc *	2,958	6,241
AMAG Pharmaceuticals Inc *	1,036	15,291
Amedisys Inc *	1,618	23,979
American Dental Partners Inc *	822	7,941
AMN Healthcare Services Inc *	1,200	4,812
AmSurg Corp *	1,718	38,655
Analogic Corp	184	8,355
AngioDynamics Inc *	1,366	17,949
Arena Pharmaceuticals Inc *	7,540	10,933
Array BioPharma Inc *	1,835	3,597
Assisted Living Concepts Inc ‘A’	1,079	13,671
Astex Pharmaceuticals Inc *	2,852	5,476
AVANIR Pharmaceuticals Inc ‘A’ *	771	2,205
Biolase Technology Inc *	1,289	3,867
BioMimetic Therapeutics Inc *	656	2,165
BioScrip Inc *	516	3,282
Cambrex Corp *	1,636	8,245
Cantel Medical Corp	724	15,291
Capital Senior Living Corp *	1,033	6,374
CardioNet Inc *	1,047	3,141
Cell Therapeutics Inc *	1,503	1,593
Celldex Therapeutics Inc *	2,056	4,698
Centene Corp *	1,035	29,673
Cerus Corp *	391	829
Chindex International Inc *	343	3,022
Columbia Laboratories Inc *	618	1,205
CONMED Corp *	1,555	35,781
Continucare Corp *	325	2,074
Cornerstone Therapeutics Inc *	417	2,669
Cross Country Healthcare Inc *	1,531	6,400
CryoLife Inc *	1,339	6,012
Curis Inc *	1,163	3,675
Cynosure Inc ‘A’ *	526	5,307
Cytori Therapeutics Inc *	750	2,213
DURECT Corp *	339	546
Dyax Corp *	1,000	1,260
DynaVox Inc ‘A’ *	105	378
Enzo Biochem Inc *	1,924	4,945
Enzon Pharmaceuticals Inc *	1,936	13,629
Epocrates Inc *	54	487
eResearchTechnology Inc *	1,283	5,722
Exact Sciences Corp *	854	5,662
Exactech Inc *	127	1,788
Five Star Quality Care Inc *	2,318	5,795
Furiex Pharmaceuticals Inc *	550	7,826
Gentiva Health Services Inc *	1,716	9,472
Geron Corp *	5,547	11,760
Greatbatch Inc *	1,279	25,593
Hanger Orthopedic Group Inc *	875	16,529
Harvard Bioscience Inc *	1,174	4,954
HealthSouth Corp *	5,211	77,800
HealthSpring Inc *	1,709	62,310
Healthways Inc *	1,868	18,362
Hi-Tech Pharmacal Co Inc *	393	13,205
ICU Medical Inc *	506	18,621
Idenix Pharmaceuticals Inc *	2,192	10,938
ImmunoGen Inc *	1,169	12,812
Impax Laboratories Inc *	317	5,677
Inhibitex Inc *	969	2,384
Insmed Inc *	1,325	6,758
InterMune Inc *	1,597	32,259
Invacare Corp	1,482	34,145
IRIS International Inc *	285	2,556
Kindred Healthcare Inc *	2,851	24,576
KV Pharmaceutical Co ‘A’ *	797	1,076
Lannett Co Inc *	570	2,183
Lexicon Pharmaceuticals Inc *	5,920	5,446
LHC Group Inc *	823	14,040
Magellan Health Services Inc *	1,765	85,249
Maxygen Inc	1,620	8,861
MedAssets Inc *	480	4,613
Medical Action Industries Inc *	480	2,424
Medicis Pharmaceutical Corp ‘A’	604	22,034
Metabolix Inc *	527	2,308
Micromet Inc *	2,471	11,861
Molina Healthcare Inc *	613	9,465
National Healthcare Corp	564	18,217
Natus Medical Inc *	766	7,285
Nektar Therapeutics *	2,334	11,320
Neurocrine Biosciences Inc *	786	4,700
Novavax Inc *	1,616	2,602
Nymox Pharmaceutical Corp * (Canada)	145	1,186
Omnicell Inc *	946	13,036
Oncothyreon Inc *	676	4,042
Owens & Minor Inc	658	18,740
Pacific Biosciences of California Inc *	1,429	4,587
Palomar Medical Technologies Inc *	1,016	8,006
Par Pharmaceutical Cos Inc *	613	16,318
PAREXEL International Corp *	317	6,001

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
PDL BioPharma Inc	1,378	$7,648
PharMerica Corp *	1,605	22,903
Progenics Pharmaceuticals Inc *	444	2,549
Rigel Pharmaceuticals Inc *	896	6,595
RTI Biologics Inc *	2,847	9,367
Savient Pharmaceuticals Inc *	1,150	4,715
Select Medical Holdings Corp *	1,918	12,793
Sequenom Inc *	1,657	8,434
Skilled Healthcare Group Inc ‘A’ *	1,009	3,642
Solta Medical Inc *	3,462	4,328
Staar Surgical Co *	262	2,044
Sun Healthcare Group Inc *	1,411	3,810
Sunrise Senior Living Inc *	758	3,510
SurModics Inc *	814	7,407
Symmetry Medical Inc *	1,496	11,549
The Medicines Co *	1,275	18,972
The Providence Service Corp *	558	5,943
Theravance Inc *	627	12,628
Transcept Pharmaceuticals Inc *	73	483
Triple-S Management Corp ‘B’ *	1,069	17,906
Universal American Corp	1,772	17,826
Uroplasty Inc *	131	635
Vanda Pharmaceuticals Inc *	99	490
Vanguard Health Systems Inc *	1,086	11,034
Vical Inc *	492	1,220
ViroPharma Inc *	3,893	70,347
West Pharmaceutical Services Inc	838	31,090
Wright Medical Group Inc *	2,144	38,335
XenoPort Inc *	371	2,189
Young Innovations Inc	196	5,586
Zalicus Inc *	1,700	1,667

		1,416,072

Industrials - 14.1%

A.O. Smith Corp	2,099	67,231
A123 Systems Inc *	4,008	13,788
AAR Corp	1,632	27,205
ABM Industries Inc	2,114	40,293
ACCO Brands Corp *	3,033	14,467
Accuride Corp *	2,010	10,291
Aceto Corp	1,452	7,681
Actuant Corp ‘A’	3,179	62,785
Air Transport Services Group Inc *	2,962	12,825
Aircastle Ltd (Bermuda)	2,866	27,284
Alamo Group Inc	349	7,256
Alaska Air Group Inc *	1,864	104,925
Albany International Corp ‘A’	1,230	22,447
AMERCO *	478	29,851
American Railcar Industries Inc *	535	8,228
American Reprographics Co *	1,748	5,873
American Superconductor Corp *	2,463	9,680
American Woodmark Corp	520	6,297
Ameron International Corp	501	42,555
Ampco-Pittsburgh Corp	421	8,609
APAC Customer Services Inc *	266	2,266
Apogee Enterprises Inc	1,542	13,246
Argan Inc *	354	3,604
Arkansas Best Corp	1,396	22,545
Astec Industries Inc *	1,100	32,208
AT Cross Co ‘A’ *	45	508
Atlas Air Worldwide Holdings Inc *	1,446	48,137
Badger Meter Inc	147	4,253
Baltic Trading Ltd	901	4,190
Barnes Group Inc	3,002	57,788
Barrett Business Services Inc	410	5,715
Belden Inc	377	9,723
Brady Corp ‘A’	2,395	63,300
Briggs & Stratton Corp	2,783	37,598
Broadwind Energy Inc *	5,758	1,843
Builders FirstSource Inc *	2,435	3,092
CAI International Inc *	30	352
Cascade Corp	481	16,061
Casella Waste Systems Inc ‘A’ *	165	868
CBIZ Inc *	2,139	14,096
CDI Corp	597	6,376
Celadon Group Inc	421	3,738
Cenveo Inc *	1,435	4,319
Ceradyne Inc *	1,370	36,839
CIRCOR International Inc	353	10,368
CLARCOR Inc	149	6,166
Columbus McKinnon Corp *	217	2,378
Comfort Systems USA Inc	2,086	17,356
Courier Corp	567	3,708
Covenant Transportation Group Inc ‘A’ *	356	1,299
CRA International Inc *	495	9,905
Cubic Corp	488	19,066
Curtiss-Wright Corp	2,558	73,747
Douglas Dynamics Inc	485	6,198
Ducommun Inc	555	8,314
Dycom Industries Inc *	1,614	24,694
Eagle Bulk Shipping Inc *	3,423	5,374
EMCOR Group Inc *	3,681	74,835
Encore Wire Corp	1,013	20,848
Ener1 Inc *	3,265	447
Energy Recovery Inc *	2,511	7,558
EnergySolutions Inc *	3,420	12,073
EnerNOC Inc *	905	8,145
EnerSys *	1,957	39,179
Ennis Inc	1,427	18,637
EnPro Industries Inc *	647	19,203
ESCO Technologies Inc	1,089	27,769
Essex Rental Corp *	762	1,875
Esterline Technologies Corp *	1,677	86,936
Excel Maritime Carriers Ltd * (Liberia)	2,494	5,188
Federal Signal Corp	3,143	13,892
Flow International Corp *	276	610
Force Protection Inc *	2,302	8,863
Franklin Covey Co *	732	5,563
Franklin Electric Co Inc	84	3,048
FreightCar America Inc *	675	9,727
FTI Consulting Inc *	2,309	84,994
Fuel Tech Inc *	74	431
G&K Services Inc ‘A’	1,027	26,230
Genco Shipping & Trading Ltd *	1,620	12,652
GenCorp Inc *	826	3,709
Generac Holdings Inc *	862	16,214
GeoEye Inc *	1,147	32,517
Gibraltar Industries Inc *	1,659	13,471
Global Power Equipment Group Inc *	412	9,587
GP Strategies Corp *	571	5,704
Granite Construction Inc	2,130	39,980
Great Lakes Dredge & Dock Co	3,215	13,085
Griffon Corp *	2,617	21,407
H&E Equipment Services Inc *	849	7,004
Hawaiian Holdings Inc *	2,813	11,843
Heidrick & Struggles International Inc	896	14,739
Hexcel Corp *	840	18,614
Hill International Inc *	1,391	6,510
Hudson Highland Group Inc *	1,806	6,177
Hurco Cos Inc *	345	7,004
Huron Consulting Group Inc *	77	2,397
ICF International Inc *	692	13,017
Insituform Technologies Inc ‘A’ *	2,176	25,198
Insteel Industries Inc	911	9,174
Interline Brands Inc *	1,670	21,493
International Shipholding Corp	295	5,455
JetBlue Airways Corp *	13,580	55,678
John Bean Technologies Corp	111	1,583
Kadant Inc *	492	8,738
Kaman Corp	649	18,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Kaydon Corp	1,802	$51,681
Kelly Services Inc ‘A’	1,452	16,553
Kforce Inc *	225	2,207
Kimball International Inc ‘B’	1,679	8,160
Korn/Ferry International *	2,441	29,756
Kratos Defense & Security Solutions Inc *	1,814	12,190
Lawson Products Inc	174	2,352
Layne Christensen Co *	1,077	24,879
LB Foster Co ‘A’	523	11,626
LMI Aerospace Inc *	241	4,111
LSI Industries Inc	1,036	6,454
Lydall Inc *	937	8,339
M&F Worldwide Corp *	548	13,492
Marten Transport Ltd	719	12,396
McGrath RentCorp	777	18,485
Meritor Inc *	1,703	12,023
Met-Pro Corp	761	6,529
Metalico Inc *	866	3,377
Michael Baker Corp *	468	8,953
Miller Industries Inc	643	11,156
Mobile Mini Inc *	1,498	24,627
Moog Inc ‘A’ *	2,258	73,656
Mueller Industries Inc	1,799	69,423
Mueller Water Products Inc ‘A’	8,561	21,231
Multi-Color Corp	591	13,351
MYR Group Inc *	53	935
NACCO Industries Inc ‘A’	320	20,288
Navigant Consulting Inc *	2,829	26,225
NCI Building Systems Inc *	1,110	8,392
Northwest Pipe Co *	504	10,226
Odyssey Marine Exploration Inc *	2,925	7,195
On Assignment Inc *	1,828	12,924
Orbital Sciences Corp *	1,865	23,872
Orion Marine Group Inc *	1,516	8,747
Pacer International Inc *	1,709	6,409
Patriot Transportation Holding Inc *	333	6,730
Pendrell Corp *	3,170	7,132
Pike Electric Corp *	891	6,032
Powell Industries Inc *	486	15,051
PowerSecure International Inc *	841	3,978
Preformed Line Products Co	118	5,404
Primoris Services Corp	197	2,061
Quad/Graphics Inc	1,260	22,768
Quality Distribution Inc *	585	5,247
Quanex Building Products Corp	2,090	22,885
RailAmerica Inc *	1,171	15,258
RBC Bearings Inc *	245	8,328
Republic Airways Holdings Inc *	2,676	7,573
Resources Connection Inc	2,550	24,939
Roadrunner Transportation Systems Inc *	460	6,311
Robbins & Myers Inc	2,171	75,355
RSC Holdings Inc *	3,731	26,602
Rush Enterprises Inc ‘A’ *	1,776	25,148
Saia Inc *	879	9,247
Schawk Inc	634	6,258
School Specialty Inc *	877	6,253
Seaboard Corp	17	30,634
SeaCube Container Leasing Ltd (Bermuda)	601	7,290
Simpson Manufacturing Co Inc	2,296	57,239
SkyWest Inc	2,911	33,506
Spirit Airlines Inc *	873	10,912
Standex International Corp	558	17,371
Steelcase Inc ‘A’	3,863	24,376
Sterling Construction Co Inc *	906	10,120
Swift Transportation Co *	3,088	19,887
SYKES Enterprises Inc *	2,036	30,438
Tecumseh Products Co ‘A’ *	1,002	7,305
Teledyne Technologies Inc *	1,457	71,189
Tetra Tech Inc *	2,739	51,329
The Brink’s Co	352	8,205
The Dolan Co *	1,639	14,735
The Geo Group Inc *	3,567	66,204
The Greenbrier Cos Inc *	1,026	11,953
The Keyw Holding Corp *	966	6,868
Titan Machinery Inc *	581	10,400
TMS International Corp ‘A’ *	403	2,934
Tredegar Corp	1,312	19,457
Triumph Group Inc	1,828	89,097
TrueBlue Inc *	841	9,529
Tutor Perini Corp	1,711	19,659
Ultrapetrol Bahamas Ltd * (Bahamas)	1,016	2,306
UniFirst Corp	778	35,236
United Rentals Inc *	2,423	40,803
United Stationers Inc	895	24,389
UniTek Global Services Inc *	584	2,897
Universal Forest Products Inc	1,073	25,806
Universal Truckload Services Inc	304	3,952
US Airways Group Inc *	8,918	49,049
US Ecology Inc	63	975
USG Corp *	1,155	7,773
Valence Technology Inc *	2,054	2,136
Viad Corp	967	16,420
VSE Corp	222	5,745
Watts Water Technologies Inc ‘A’	1,502	40,028
WCA Waste Corp *	819	3,473
Werner Enterprises Inc	2,073	43,181
Wesco Aircraft Holdings Inc *	720	7,870
Zipcar Inc *	126	2,268

		3,833,609

Information Technology - 10.9%

Accelrys Inc *	3,026	18,338
Actuate Corp *	143	789
Acxiom Corp *	4,466	47,518
Advanced Analogic Technologies Inc *	1,883	8,153
Advanced Energy Industries Inc *	2,391	20,610
Agilysys Inc *	950	6,774
Alpha & Omega Semiconductor Ltd * (Bermuda)	793	6,511
Amkor Technology Inc *	5,811	25,336
Amtech Systems Inc *	61	488
ANADIGICS Inc *	3,816	8,243
Anaren Inc *	732	14,018
Anixter International Inc	776	36,813
Applied Micro Circuits Corp *	533	2,862
ARRIS Group Inc *	6,807	70,112
ATMI Inc *	1,636	25,882
Aviat Networks Inc *	3,418	8,032
Avid Technology Inc *	1,632	12,632
Axcelis Technologies Inc *	5,788	6,946
AXT Inc *	1,032	5,201
Bankrate Inc *	340	5,171
Bel Fuse Inc ‘B’	584	9,105
Benchmark Electronics Inc *	3,333	43,362
BigBand Networks Inc *	2,327	2,979
Black Box Corp	986	21,051
Blue Coat Systems Inc *	1,504	20,876
Brightpoint Inc *	2,121	19,534
Brooks Automation Inc	3,630	29,585
Cabot Microelectronics Corp *	995	34,218
CACI International Inc ‘A’ *	1,536	76,708
Carbonite Inc *	101	1,216
Checkpoint Systems Inc *	2,207	29,971
CIBER Inc *	3,495	10,590
Cognex Corp	425	11,522
Coherent Inc *	396	17,012
Cohu Inc	1,316	13,002
Communications Systems Inc	362	4,706
Computer Task Group Inc *	263	2,938
Comtech Telecommunications Corp	1,463	41,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Convergys Corp *	5,790	$54,310
Cray Inc *	1,979	10,508
CSG Systems International Inc *	987	12,476
CSR PLC ADR * (United Kingdom)	399	5,323
CTS Corp	1,887	15,341
Cymer Inc *	1,262	46,921
Daktronics Inc	1,539	13,205
DDi Corp	491	3,555
DealerTrack Holdings Inc *	315	4,936
DG FastChannel Inc *	358	6,068
Digi International Inc *	1,163	12,793
Digital River Inc *	1,908	39,553
Dot Hill Systems Corp *	2,538	3,832
DSP Group Inc *	1,186	6,997
Dynamics Research Corp *	450	4,014
Earthlink Inc	6,053	39,526
Ebix Inc *	505	7,424
Electro Rent Corp	604	8,341
Electro Scientific Industries Inc *	1,122	13,341
Electronics for Imaging Inc *	2,385	32,126
EMCORE Corp *	4,940	4,891
Emulex Corp *	4,835	30,944
Entegris Inc *	4,989	31,830
EPIQ Systems Inc	1,597	20,010
ePlus Inc *	191	4,712
Euronet Worldwide Inc *	2,811	44,245
Exar Corp *	1,765	10,078
Extreme Networks Inc *	3,748	9,932
Fair Isaac Corp	915	19,974
FEI Co *	167	5,003
FormFactor Inc *	2,770	17,257
FSI International Inc *	2,244	4,241
Gerber Scientific Inc Escrow Shares + Δ	1,382	14
Global Cash Access Holdings Inc *	1,332	3,410
Globecomm Systems Inc *	371	5,012
GSI Group Inc * (Canada)	1,386	10,644
GSI Technology Inc *	1,105	5,437
Harmonic Inc *	4,987	21,245
Identive Group Inc *	2,241	4,460
Imation Corp *	1,643	12,010
Immersion Corp *	126	753
Infinera Corp *	5,389	41,603
InfoSpace Inc *	1,760	14,714
Insight Enterprises Inc *	2,566	38,849
Integrated Device Technology Inc *	2,948	15,182
Integrated Silicon Solution Inc *	1,449	11,317
Intermec Inc *	3,277	21,366
Internap Network Services Corp *	428	2,106
Intevac Inc *	1,276	8,919
IXYS Corp *	477	5,190
JDA Software Group Inc *	1,891	44,325
Kemet Corp *	2,302	16,459
KIT Digital Inc *	2,109	17,716
Kopin Corp *	2,155	7,392
Kulicke & Soffa Industries Inc *	3,953	29,489
KVH Industries Inc *	773	6,114
Lattice Semiconductor Corp *	4,478	23,510
Limelight Networks Inc *	677	1,598
Littelfuse Inc	151	6,072
Loral Space & Communications Inc *	553	27,705
LTX-Credence Corp *	1,253	6,628
ManTech International Corp ‘A’	1,278	40,104
Marchex Inc ‘B’	694	5,899
Mentor Graphics Corp *	2,944	28,321
Mercury Computer Systems Inc *	1,660	19,090
Methode Electronics Inc	2,027	15,061
Mindspeed Technologies Inc *	867	4,508
MIPS Technologies Inc *	899	4,351
MKS Instruments Inc	2,874	62,395
ModusLink Global Solutions Inc	2,438	8,509
MoneyGram International Inc *	599	1,396
Monolithic Power Systems Inc *	403	4,103
Multi-Fineline Electronix Inc *	420	8,375
Nanometrics Inc *	1,103	15,994
NCI Inc ‘A’ *	282	3,364
NeoPhotonics Corp *	232	1,596
Ness Technologies Inc *	1,859	14,240
Newport Corp *	1,409	15,231
Novatel Wireless Inc *	1,621	4,895
Oclaro Inc *	2,805	10,210
OmniVision Technologies Inc *	695	9,758
Openwave Systems Inc *	3,366	5,251
Oplink Communications Inc *	651	9,856
Opnext Inc *	2,247	2,809
ORBCOMM Inc *	1,919	4,893
OSI Systems Inc *	248	8,313
Park Electrochemical Corp	1,142	24,405
PC Connection Inc *	527	4,205
Perficient Inc *	379	2,774
Pericom Semiconductor Corp *	1,198	8,877
Photronics Inc *	3,227	16,070
Plantronics Inc	1,936	55,079
Plexus Corp *	179	4,049
PLX Technology Inc *	2,468	7,429
Power-One Inc *	246	1,107
Progress Software Corp *	1,499	26,307
Quantum Corp *	12,405	22,453
Quest Software Inc *	2,339	37,143
QuinStreet Inc *	1,357	14,045
RadiSys Corp *	1,045	6,395
RealNetworks Inc	1,394	11,751
Renaissance Learning Inc	481	8,071
RF Micro Devices Inc *	13,587	86,142
Richardson Electronics Ltd	757	10,303
Rimage Corp	527	6,667
Rofin-Sinar Technologies Inc *	831	15,955
Rogers Corp *	578	22,617
Rosetta Stone Inc *	607	5,554
Rudolph Technologies Inc *	1,732	11,587
S1 Corp *	2,522	23,127
Sanmina-SCI Corp *	4,422	29,539
ScanSource Inc *	1,267	37,453
SeaChange International Inc *	740	5,698
Sigma Designs Inc *	1,738	13,626
Silicon Image Inc *	941	5,524
Smith Micro Software Inc *	1,893	2,877
Sonus Networks Inc *	10,708	23,236
Spansion Inc ‘A’ *	2,763	33,764
SS&C Technologies Holdings Inc *	1,385	19,792
Standard Microsystems Corp *	1,258	24,405
Stream Global Services Inc *	603	1,242
Supertex Inc *	604	10,449
support.com Inc *	1,053	2,085
Sycamore Networks Inc	1,100	19,855
Symmetricom Inc *	2,353	10,212
SYNNEX Corp *	1,375	36,025
Tangoe Inc *	140	1,583
TechTarget Inc *	203	1,159
Tekelec *	3,391	20,482
TeleCommunication Systems Inc ‘A’ *	1,510	5,210
TeleNav Inc *	60	532
Tessera Technologies Inc *	2,810	33,551
The Hackett Group Inc *	536	1,999
THQ Inc *	3,731	6,455
TTM Technologies Inc *	2,180	20,732
Unisys Corp *	1,387	21,762
United Online Inc	4,875	25,496
Veeco Instruments Inc *	677	16,519
ViaSat Inc *	1,250	41,638
Viasystems Group Inc *	143	2,515

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Vishay Precision Group Inc *	647	$8,527
Westell Technologies Inc ‘A’ *	2,870	6,199
X-Rite Inc *	1,437	5,360
XO Group Inc *	776	6,340
Xyratex Ltd (Bermuda)	1,689	15,657
Zillow Inc *	171	4,677
Zygo Corp *	754	8,716

		2,944,371

Materials - 4.9%

A. Schulman Inc	1,607	27,303
A.M. Castle & Co *	912	9,977
American Vanguard Corp	1,025	11,439
Arch Chemicals Inc	1,256	58,932
Boise Inc	5,741	29,681
Buckeye Technologies Inc	2,194	52,897
Calgon Carbon Corp *	648	9,441
Century Aluminum Co *	2,838	25,372
Chase Corp	363	3,902
Chemtura Corp *	2,050	20,562
Clearwater Paper Corp *	1,263	42,917
Coeur d’Alene Mines Corp *	4,603	98,688
Eagle Materials Inc	477	7,942
Ferro Corp *	4,766	29,311
FutureFuel Corp	654	6,802
Georgia Gulf Corp *	1,866	25,807
Golden Minerals Co *	98	729
Golden Star Resources Ltd (XASE) * (Canada)	14,237	26,481
Graphic Packaging Holding Co *	1,155	3,985
H.B. Fuller Co	2,537	46,224
Handy & Harman Ltd *	242	2,442
Haynes International Inc	150	6,518
Headwaters Inc *	3,370	4,853
Horsehead Holding Corp *	2,271	16,851
Innospec Inc *	131	3,172
Jaguar Mining Inc * (Canada)	4,626	21,742
Kaiser Aluminum Corp	505	22,361
KapStone Paper and Packaging Corp *	2,142	29,752
KMG Chemicals Inc	40	493
Kraton Performance Polymers Inc *	233	3,770
Landec Corp *	1,413	7,517
Louisiana-Pacific Corp *	7,264	37,046
Materion Corp *	1,032	23,406
Minerals Technologies Inc	1,004	49,467
Myers Industries Inc	1,606	16,301
Neenah Paper Inc	406	5,757
NL Industries Inc	39	489
Olin Corp	1,749	31,499
Olympic Steel Inc	479	8,114
OM Group Inc *	1,703	44,227
PH Glatfelter Co	2,529	33,408
PolyOne Corp	1,416	15,165
Quaker Chemical Corp	178	4,614
Revett Minerals Inc * (Canada)	606	2,339
RTI International Metals Inc *	1,439	33,557
Schweitzer-Mauduit International Inc	882	49,277
Sensient Technologies Corp	2,760	89,838
Spartech Corp *	1,645	5,264
Stepan Co	443	29,761
STR Holdings Inc *	1,668	13,527
SunCoke Energy Inc *	385	4,235
Texas Industries Inc	1,255	39,834
Thompson Creek Metals Co Inc * (Canada)	8,402	51,000
TPC Group Inc *	260	5,221
United States Lime & Minerals Inc *	111	4,429
Universal Stainless & Alloy Products Inc *	387	9,838
US Energy Corp *	1,373	3,172
Verso Paper Corp *	755	1,261
Vista Gold Corp * (Canada)	3,265	10,905
Wausau Paper Corp	2,701	17,259
Worthington Industries Inc	1,199	16,750
Zoltek Cos Inc *	1,549	9,960

		1,324,783

Telecommunication Services - 0.7%

Alaska Communications Systems Group Inc	1,961	12,864
Atlantic Tele-Network Inc	400	13,152
Boingo Wireless Inc *	82	586
Cincinnati Bell Inc *	7,793	24,080
Consolidated Communications Holdings Inc	297	5,361
Fairpoint Communications Inc *	1,127	4,846
Global Crossing Ltd * (Bermuda)	628	15,016
Globalstar Inc *	6,326	2,587
IDT Corp ‘B’	55	1,122
inContact Inc *	141	487
Iridium Communications Inc *	2,116	13,119
Leap Wireless International Inc *	2,487	17,160
Neutral Tandem Inc *	1,746	16,901
PAETEC Holding Corp *	2,021	10,691
Premiere Global Services Inc *	2,867	18,406
SureWest Communications	710	7,434
USA Mobility Inc	1,238	16,342
Vonage Holdings Corp *	4,389	11,412

		191,566

Utilities - 7.8%

ALLETE Inc	1,758	64,396
American States Water Co	1,029	34,914
Artesian Resources Corp ‘A’	342	5,988
Atlantic Power Corp * (Canada)	3,493	49,566
Avista Corp	3,176	75,748
Black Hills Corp	2,166	66,366
Cadiz Inc *	655	5,181
California Water Service Group	2,309	40,892
Central Vermont Public Service Corp	732	25,774
CH Energy Group Inc	850	44,345
Chesapeake Utilities Corp	520	20,857
Cleco Corp	3,359	114,676
Connecticut Water Service Inc	461	11,534
Consolidated Water Co Ltd (Cayman)	791	6,233
Dynegy Inc *	5,628	23,187
El Paso Electric Co	2,313	74,224
IDACORP Inc	2,730	103,139
MGE Energy Inc	1,270	51,651
Middlesex Water Co	833	14,219
New Jersey Resources Corp	2,289	97,443
Nicor Inc	2,518	138,515
Northwest Natural Gas Co	1,477	65,136
NorthWestern Corp	1,999	63,848
Ormat Technologies Inc	992	15,951
Otter Tail Corp	1,877	34,349
Pennichuck Corp	110	3,078
Piedmont Natural Gas Co Inc	3,980	114,982
PNM Resources Inc	4,762	78,240
Portland General Electric Co	4,147	98,242
SJW Corp	782	17,024
South Jersey Industries Inc	1,362	67,760
Southwest Gas Corp	2,535	91,691
The Empire District Electric Co	2,299	44,555
The Laclede Group Inc	1,230	47,663
UIL Holdings Corp	2,783	91,644
Unisource Energy Corp	2,018	72,830
Unitil Corp	572	14,689
WGL Holdings Inc	2,832	110,646
York Water Co	698	11,294

		2,112,470

Total Common Stocks
(Cost $30,104,248)		26,586,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUND - 0.4%

iShares Russell 2000 Value Index Fund	2,006	$114,402

Total Exchange-Traded Fund
(Cost $118,973)		114,402

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $940,290; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $959,520)	$940,289	940,289

Total Short-Term Investment
(Cost $940,289)		940,289

TOTAL INVESTMENTS - 101.9%
(Cost $31,163,510)		27,641,004

OTHER ASSETS & LIABILITIES, NET - (1.9%)		(504,890)

NET ASSETS - 100.0%		$27,136,114

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a total aggregate value of $14 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of September 30, 2011, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of September 30, 2011, $138,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of September 30, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation
Russell 2000 Mini (12/11)	6	$421,563	($36,663)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$3,033,209	$3,033,209	$-	$-
	Consumer Staples	826,297	826,297	-	-
	Energy	1,262,053	1,262,053	-	-
	Financials	9,641,883	9,641,883	-	-
	Health Care	1,416,072	1,416,072	-	-
	Industrials	3,833,609	3,833,609	-	-
	Information Technology	2,944,371	2,944,357	-	14
	Materials	1,324,783	1,324,783	-	-
	Telecommunication Services	191,566	191,566	-	-
	Utilities	2,112,470	2,112,470	-	-

		26,586,313	26,586,299	-	14
	Exchange-Traded Fund	114,402	114,402	-	-
	Short-Term Investment	940,289	-	940,289	-

	Total Assets	27,641,004	26,700,701	940,289	14

Liabilities	Derivatives:
	Equity Contracts
	Futures	(36,663)	(36,663)	-	-

	Total Liabilities	(36,663)	(36,663)	-	-

	Total	$27,604,341	$26,664,038	$940,289	$14

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedule of Investments) for the period ended September 30, 2011:

Common
Stocks
Value, Beginning of Period	$-
Purchases	-
Sales	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation	14
Transfers In	-
Transfers Out	-

Value, End of Period	$14

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$14

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Bilbao Vizcaya Argentaria SA Exp. 11/10/20 *	15,483	$2,282
CaixaBank Exp. 11/10/13 *	9,508	777

		3,059

Total Rights
(Cost $2,875)		3,059

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	364	17,425

Total Preferred Stocks
(Cost $22,181)		17,425

COMMON STOCKS - 98.2%

Australia - 7.4%

AGL Energy Ltd	3,077	42,194
Alumina Ltd ADR	4,800	27,120
Amcor Ltd	9,991	65,743
AMP Ltd	20,272	76,098
Ansell Ltd	725	9,073
APA Group	2,248	8,727
Asciano Ltd	16,658	22,929
ASX Ltd	1,292	37,510
Atlas Iron Ltd	1,993	5,352
Australia & New Zealand Banking Group Ltd	19,278	358,021
Bendigo and Adelaide Bank Ltd	4,988	40,430
BHP Billiton Ltd	678	22,527
BHP Billiton Ltd ADR	12,050	800,602
BlueScope Steel Ltd	6,950	4,795
Boral Ltd	5,402	17,971
Brambles Ltd	10,094	62,275
Caltex Australia Ltd	1,123	11,574
Campbell Brothers Ltd	235	9,362
Challenger Ltd	4,422	17,936
Coca-Cola Amatil Ltd	3,047	34,863
Cochlear Ltd	375	16,663
Commonwealth Bank of Australia	12,022	522,722
Computershare Ltd	3,833	27,293
Crown Ltd	4,092	31,180
CSL Ltd	3,900	111,245
David Jones Ltd	3,856	10,998
DUET Group	2,827	4,392
Echo Entertainment Group Ltd *	3,225	11,264
Fairfax Media Ltd	15,784	12,415
Fortescue Metals Group Ltd	8,933	37,032
Foster’s Group Ltd	11,104	56,371
Iluka Resources Ltd	3,604	42,137
Incitec Pivot Ltd	12,372	38,355
Insurance Australia Group Ltd	13,662	39,504
JB Hi-Fi Ltd	2,393	34,660
Leighton Holdings Ltd	1,306	22,895
Lend Lease Group	3,333	22,331
Macquarie Group Ltd	2,175	46,526
Metcash Ltd	6,292	24,717
Monadelphous Group Ltd	628	10,403
National Australia Bank Ltd	16,934	359,778
Newcrest Mining Ltd	5,652	186,260
OneSteel Ltd	5,101	5,983
Orica Ltd	2,888	64,689
Origin Energy Ltd	7,607	97,379
OZ Minerals Ltd	1,762	15,680
Paladin Energy Ltd *	11,912	13,638
PanAust Ltd *	5,908	14,137
Qantas Airways Ltd *	14,454	19,352
QBE Insurance Group Ltd	8,226	100,930
Ramsay Health Care Ltd	1,365	24,919
Rio Tinto Ltd	3,304	193,441
Santos Ltd	6,191	66,948
Seek Ltd	4,733	23,993
Sims Metal Management Ltd ADR	1,200	14,208
Sonic Healthcare Ltd	2,188	23,942
Suncorp Group Ltd	10,034	76,293
Tabcorp Holdings Ltd	3,225	7,981
Tatts Group Ltd	21,346	45,675
Telstra Corp Ltd	30,358	90,480
Toll Holdings Ltd	9,685	40,613
Transurban Group	8,234	42,805
Treasury Wine Estates Ltd	3,701	13,686
UGL Ltd	1,497	16,373
Wesfarmers Ltd	7,700	232,677
Westpac Banking Corp ADR	4,700	451,482
Woodside Petroleum Ltd	5,084	157,390
Woolworths Ltd	8,393	200,550
WorleyParsons Ltd	2,000	49,905

		5,449,392

Austria - 0.2%

Andritz AG	402	32,962
Erste Group Bank AG	1,052	26,814
OMV AG	1,081	32,327
Raiffeisen Bank International AG	256	7,481
Telekom Austria AG	2,991	30,175
Verbund AG	130	3,758
Vienna Insurance Group AG	178	6,760
Voestalpine AG	856	24,810

		165,087

Belgium - 0.9%

Ageas	22,419	38,565
Anheuser-Busch InBev NV	1,314	69,686
Anheuser-Busch InBev NV ADR	5,100	270,198
Bekaert SA	349	14,251
Belgacom SA	785	23,661
Colruyt SA	707	29,350
Delhaize Group SA ADR	749	43,772
KBC Groep NV	812	18,689
Solvay SA	471	44,308
Telenet Group Holding NV *	849	31,105
UCB SA	1,048	44,626
Umicore SA	1,101	39,913

		668,124

Bermuda - 0.4%

Aquarius Platinum Ltd	3,190	8,832
Cheung Kong Infrastructure Holdings Ltd	5,000	29,181
Esprit Holdings Ltd	6,086	7,422
First Pacific Co Ltd	20,000	17,462
Kerry Properties Ltd	3,500	11,007
Li & Fung Ltd	40,000	65,970
Noble Group Ltd	37,000	36,956
NWS Holdings Ltd	12,000	15,956
Seadrill Ltd	2,439	67,544
Shangri-La Asia Ltd	8,666	16,306
VTech Holdings Ltd	4,000	36,721
Yue Yuen Industrial Holdings Ltd	1,500	3,843

		317,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Canada - 11.0%

Agnico-Eagle Mines Ltd (TSE)	1,400	$83,701
Agrium Inc (TSE)	1,159	77,145
Alimentation Couche Tard Inc ‘B’	1,500	42,084
ARC Resources Ltd	1,378	29,667
AuRico Gold Inc (TSE) *	2,600	24,539
Bank of Montreal	4,330	242,429
Bank of Nova Scotia	7,439	374,257
Barrick Gold Corp (TSE)	7,485	350,786
Baytex Energy Corp	608	25,419
BCE Inc	1,750	65,615
Bell Aliant Inc	1,465	38,656
Bombardier Inc ‘B’	10,800	37,824
Bonavista Energy Corp	1,300	29,228
Brookfield Asset Management Inc ‘A’	3,800	105,090
Brookfield Office Properties Inc (TSE)	2,300	31,804
Cameco Corp	1,750	32,131
Canadian Imperial Bank of Commerce	2,632	184,308
Canadian National Railway Co (TSE)	3,350	223,877
Canadian Natural Resources Ltd (TSE)	7,353	215,910
Canadian Oil Sands Ltd	2,800	54,482
Canadian Pacific Railway Ltd	1,000	48,211
Canadian Tire Corp Ltd ‘A’	500	27,197
Canadian Utilities Ltd ‘A’	800	47,417
Celtic Exploration Ltd *	1,200	25,846
Cenovus Energy Inc (TSE)	5,284	162,720
Centerra Gold Inc	700	13,033
CGI Group Inc ‘A’ *	2,700	50,784
CI Financial Corp	700	13,854
Crescent Point Energy Corp	1,500	56,470
Dollarama Inc	700	24,248
Eldorado Gold Corp	3,700	63,732
Empire Co Ltd ‘A’	800	43,897
Enbridge Inc	4,700	150,029
Encana Corp (TSE)	6,348	122,186
Enerplus Corp	1,296	31,995
Fairfax Financial Holdings Ltd	148	56,747
Finning International Inc	1,600	29,239
First Majestic Silver Corp *	1,600	24,415
First Quantum Minerals Ltd	3,600	47,924
Fortis Inc	1,700	53,422
Franco-Nevada Corp	350	12,662
George Weston Ltd	700	46,246
Gildan Activewear Inc	1,400	36,339
Goldcorp Inc	6,362	291,842
Great-West Lifeco Inc	2,200	43,269
Husky Energy Inc	1,956	42,353
IAMGOLD Corp (TSE)	2,700	53,670
IGM Financial Inc	1,200	51,005
Imperial Oil Ltd	2,250	80,819
Industrial Alliance Insurance & Financial Services Inc	900	26,590
Inmet Mining Corp	215	9,110
Intact Financial Corp	950	52,155
Ivanhoe Mines Ltd (TSE) *	2,280	31,440
Keyera Corp	500	21,662
Kinross Gold Corp	7,144	106,148
Loblaw Cos Ltd	800	30,110
Lundin Mining Corp *	6,500	22,641
Magna International Inc	1,400	46,293
Manulife Financial Corp	13,421	152,922
Metro Inc ‘A’	400	17,490
National Bank of Canada	1,029	68,629
New Gold Inc *	6,100	62,985
Nexen Inc	4,040	62,842
Niko Resources Ltd	400	16,479
Onex Corp	1,600	49,867
Open Text Corp *	600	31,366
Pacific Rubiales Energy Corp	1,550	32,837
Pan American Silver Corp	1,000	26,940
Pembina Pipeline Corp	1,500	36,716
Pengrowth Energy Corp	3,100	28,015
Penn West Petroleum Ltd	2,049	30,406
Petrominerales Ltd	675	13,269
Potash Corp of Saskatchewan Inc (TSE)	6,000	260,521
Precision Drilling Corp *	2,800	23,327
Progress Energy Resources Corp	3,100	38,132
Progressive Waste Solutions Ltd	200	4,117
Provident Energy Ltd	210	1,719
Quadra FNX Mining Ltd *	2,556	22,221
Research In Motion Ltd (TSE) *	3,240	66,043
Ritchie Bros Auctioneers Inc	804	16,312
Rogers Communications Inc ‘B’	2,300	78,730
Royal Bank of Canada	10,177	466,749
Saputo Inc	1,400	55,150
SEMAFO Inc *	3,800	31,367
Shaw Communications Inc ‘B’	2,700	54,778
Shoppers Drug Mart Corp	1,450	56,525
Silver Wheaton Corp	2,300	67,909
SNC-Lavalin Group Inc	1,025	43,068
Sun Life Financial Inc	5,161	123,275
Suncor Energy Inc (TSE)	11,369	290,328
SXC Health Solutions Corp (TSE) *	700	39,051
Talisman Energy Inc	6,673	82,020
Teck Resources Ltd ‘B’	4,450	131,305
TELUS Corp - Non-Voting Shares	1,000	46,617
The Toronto-Dominion Bank	6,042	430,072
Thomson Reuters Corp (TSE)	3,300	89,436
Tim Hortons Inc	1,400	65,077
TransAlta Corp	700	15,237
TransCanada Corp (TSE)	4,925	199,933
Trican Well Service Ltd	1,800	25,525
Uranium One Inc	6,200	12,247
Valeant Pharmaceuticals International Inc (TSE)	2,800	104,369
Vermilion Energy Inc	433	18,198
Viterra Inc	3,637	35,783
Yamana Gold Inc	4,900	67,241

		8,059,817

Cayman - 0.1%

ASM Pacific Technology Ltd	1,200	11,723
Sands China Ltd *	13,200	30,360
Wynn Macau Ltd	16,800	38,606

		80,689

Denmark - 0.9%

A.P. Moller - Maersk AS ‘A’	2	11,224
A.P. Moller - Maersk AS ‘B’	11	64,748
Carlsberg AS ‘B’	741	43,953
Christian Hansen Holding AS	130	2,696
Coloplast AS	258	37,237
Danske Bank AS *	4,654	65,232
DSV AS	1,789	32,247
FLSmidth & Co AS	400	19,992
Jyske Bank AS *	263	7,800
Novo Nordisk AS ‘B’	491	48,811
Novo Nordisk AS ADR	2,400	238,848
Novozymes AS ‘B’	294	41,824
TDC AS	1,222	9,970
Topdanmark AS *	7	1,095
Vestas Wind Systems AS *	1,015	16,458

		642,135

Finland - 0.7%

Elisa OYJ	631	12,886
Fortum OYJ	2,974	69,842
Kesko OYJ ‘B’	886	27,230
Kone OYJ ‘B’	1,360	64,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Metso OYJ	1,173	$34,178
Neste Oil OYJ	658	5,693
Nokia OYJ	7,170	40,614
Nokia OYJ ADR	19,600	110,936
Nokian Renkaat OYJ	1,166	34,763
Sampo OYJ ‘A’	3,085	77,266
Stora Enso OYJ ‘R’	2,851	16,648
UPM-Kymmene OYJ	2,926	32,937
Wartsila OYJ	682	16,195

		543,718

France - 7.6%

Accor SA	786	20,921
Aeroports de Paris	147	11,042
Air Liquide SA	1,989	232,587
Alcatel-Lucent *	7,480	21,387
Alcatel-Lucent ADR *	8,000	22,640
Alstom SA	1,207	39,928
Arkema SA	340	19,745
AtoS	195	8,433
AXA SA	9,747	126,556
AXA SA ADR	2,200	28,930
BioMerieux	397	34,606
BNP Paribas	6,219	246,163
Bouygues SA	1,880	62,214
Bureau Veritas SA	359	25,818
Capgemini SA	985	32,825
Carrefour SA	3,241	73,730
Casino Guichard-Perrachon SA	445	34,665
Christian Dior SA	394	44,077
Cie de Saint-Gobain	2,910	111,146
Cie Generale d’Optique Essilor International SA	1,670	120,351
Cie Generale de Geophysique-Veritas ADR *	1,300	22,906
Cie Generale des Etablissements Michelin ‘B’	1,052	62,824
CNP Assurances	798	11,783
Credit Agricole SA	6,972	47,927
Danone SA	4,363	268,504
Dassault Systemes SA	450	31,774
Edenred	890	21,160
Eiffage SA	228	7,030
Electricite de France SA	1,418	41,204
Eutelsat Communications SA	633	25,427
Faurecia	740	15,784
France Telecom SA	6,860	112,489
France Telecom SA ADR	5,000	81,850
GDF Suez	7,703	230,114
Groupe Eurotunnel SA	3,409	28,843
Hermes International	497	149,108
Iliad SA	314	35,139
Imerys SA	61	3,060
JCDecaux SA *	152	3,770
L’Oreal SA	1,822	178,286
Lafarge SA	1,294	44,548
Lagardere SCA	502	12,316
Legrand SA	1,415	44,113
LVMH Moet Hennessy Louis Vuitton SA	1,868	247,710
Natixis	3,815	12,076
Pernod-Ricard SA	1,497	117,377
Peugeot SA	884	18,808
PPR SA	628	81,013
Publicis Groupe SA	968	40,527
Remy Cointreau SA	70	4,828
Renault SA	1,468	48,657
Safran SA	1,529	46,970
Sanofi	6,669	437,880
Sanofi ADR	4,200	137,760
Schneider Electric SA	3,514	189,189
SCOR SE	863	18,605
SEB SA	126	10,138
Societe BIC SA	247	21,016
Societe Generale	4,012	105,120
Societe Television Francaise 1	551	6,846
Sodexo	662	43,622
Suez Environnement Co	2,691	37,506
Technip SA	709	56,740
Thales SA	962	30,062
Total SA	8,998	396,728
Total SA ADR	5,000	219,350
Valeo SA	375	15,747
Vallourec SA	780	44,707
Veolia Environnement SA	898	13,115
Veolia Environnement SA ADR	1,400	20,384
Vinci SA	3,549	152,392
Vivendi SA	10,029	204,768
Zodiac Aerospace	339	26,117

		5,603,481

Germany - 6.7%

Adidas AG	1,519	91,651
Allianz SE	3,253	306,110
Axel Springer AG	500	16,835
BASF SE	6,846	415,381
Bayer AG	6,089	334,627
Bayerische Motoren Werke AG	2,551	169,030
Beiersdorf AG	668	35,773
Bilfinger Berger SE	330	24,568
Brenntag AG	114	9,913
Commerzbank AG *	23,625	59,473
Continental AG *	519	29,825
Daimler AG (NYSE)	2,700	119,745
Daimler AG (XETR)	4,088	181,075
Deutsche Bank AG (NYSE)	3,450	119,404
Deutsche Bank AG (XETR)	2,822	98,324
Deutsche Boerse AG *	1,211	60,811
Deutsche Lufthansa AG	2,294	29,593
Deutsche Post AG	5,327	68,083
Deutsche Telekom AG	8,837	103,952
Deutsche Telekom AG ADR	11,200	131,376
E.ON AG	12,729	277,606
Fraport AG Frankfurt Airport Services Worldwide	260	15,173
Fresenius Medical Care AG & Co KGaA	319	21,612
Fresenius Medical Care AG & Co KGaA ADR	1,000	67,530
Fresenius SE & Co KGaA	696	61,770
GEA Group AG	1,304	30,469
Hannover Rueckversicherung AG	877	39,680
HeidelbergCement AG	1,231	44,490
Henkel AG & Co KGaA	1,143	50,014
Hochtief AG	157	9,757
Infineon Technologies AG	6,979	51,397
K +S AG	1,322	69,508
Kabel Deutschland Holding AG *	240	12,937
Lanxess AG	531	25,525
Linde AG	1,317	175,652
MAN SE	386	29,852
MAN SE - New	663	83,633
Merck KGaA	420	34,367
Metro AG	765	32,187
MTU Aero Engines Holding AG	396	24,827
Muenchener Rueckversicherungs AG	1,327	164,488
Puma SE	40	11,669
RWE AG	2,929	107,854
Salzgitter AG	126	6,045
SAP AG	3,176	161,897
SAP AG ADR	3,600	182,232
Siemens AG	3,534	319,269
Siemens AG ADR	2,700	242,433
Software AG	714	22,566
Suedzucker AG	534	15,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
ThyssenKrupp AG	2,646	$64,946
Volkswagen AG	320	39,658
Wacker Chemie AG	156	13,856

		4,915,600

Greece - 0.1%

Coca Cola Hellenic Bottling Co SA *	911	16,115
Coca Cola Hellenic Bottling Co SA ADR *	543	9,720
Hellenic Telecommunications Organization SA	645	2,757
National Bank of Greece SA *	2,565	9,378
National Bank of Greece SA ADR	15,200	11,854
OPAP SA	574	5,824

		55,648

Hong Kong - 1.9%

Bank of East Asia Ltd	9,600	29,006
BOC Holdings Ltd	33,500	70,445
Cathay Pacific Airways Ltd	18,000	29,163
Cheung Kong Holdings Ltd	12,000	128,462
CLP Holdings Ltd	15,500	138,744
Dah Sing Banking Group Ltd	14,080	12,315
Galaxy Entertainment Group Ltd *	17,000	23,882
Hang Lung Group Ltd	6,000	30,511
Hang Lung Properties Ltd	21,000	62,084
Hang Seng Bank Ltd	5,300	62,106
Henderson Land Development Co Ltd	8,000	35,540
Hong Kong & China Gas Co Ltd	34,730	78,460
Hong Kong Exchanges & Clearing Ltd	8,200	117,665
Hopewell Holdings Ltd	4,500	12,793
Hutchison Whampoa Ltd	15,000	111,040
Hysan Development Co Ltd	3,000	8,890
MTR Corp	18,002	53,991
New World Development Ltd	18,000	16,931
PCCW Ltd	60,000	22,195
Power Assets Holdings Ltd	10,500	80,346
Sino Land Co Ltd	24,000	31,929
SJM Holdings Ltd	19,000	33,073
Sun Hung Kai Properties Ltd	11,000	124,630
Television Broadcasts Ltd	3,000	16,356
Wharf Holdings Ltd	14,000	68,230
Wheelock & Co Ltd	4,000	11,693
Wing Hang Bank Ltd	1,000	8,107

		1,418,587

Ireland - 0.3%

CRH PLC ADR	5,000	77,550
Elan Corp PLC *	6,738	71,367
James Hardie Industries SE *	4,057	22,129
Kerry Group PLC ‘A’	594	20,796

		191,842

Israel - 0.5%

Bank Hapoalim BM	7,585	26,333
Bank Leumi Le-Israel BM	8,065	24,935
Bezeq The Israeli Telecommunication Corp Ltd	14,344	26,891
Israel Chemicals Ltd	2,745	31,315
NICE Systems Ltd ADR *	800	24,280
Teva Pharmaceutical Industries Ltd ADR	7,081	263,555

		397,309

Italy - 1.8%

Assicurazioni Generali SPA	8,315	131,348
Atlantia SPA	1,639	23,506
Autogrill SPA	2,362	23,739
Banca Monte dei Paschi di Siena SPA	29,374	16,345
Banco Popolare SC	2,627	4,326
Enel SPA	48,420	214,228
ENI SPA	8,084	142,039
ENI SPA ADR	3,800	133,494
Fiat Industrial SPA *	4,734	35,298
Fiat SPA	7,087	38,302
Finmeccanica SPA	2,366	16,331
Intesa Sanpaolo SPA	74,866	116,979
Luxottica Group SPA ADR	1,300	32,734
Mediaset SPA	2,510	7,880
Mediobanca SPA	3,553	27,983
Parmalat SPA	16,499	34,756
Pirelli & C SPA	1,676	11,893
Prysmian SPA	762	9,995
Saipem SPA	1,860	65,217
Snam Rete Gas SPA	9,785	45,169
Telecom Italia SPA	40,557	44,039
Telecom Italia SPA ADR	2,600	28,106
Terna Rete Elettrica Nazionale SPA	7,827	29,034
UniCredit SPA	82,024	87,288
Unione di Banche Italiane SCPA	1,840	6,794

		1,326,823

Japan - 20.0%

Advantest Corp ADR	429	4,582
Aeon Co Ltd	5,300	71,543
Aeon Mall Co Ltd	700	15,916
Aisin Seiki Co Ltd	1,400	46,512
Ajinomoto Co Inc	6,000	70,959
All Nippon Airways Co Ltd	5,000	15,626
Alps Electric Co Ltd	1,500	11,489
Amada Co Ltd	5,000	32,576
Asahi Glass Co Ltd	10,000	97,499
Asahi Group Holdings Ltd	2,900	61,412
Asahi Kasei Corp	7,000	42,013
Asics Corp	200	2,712
Astellas Pharma Inc	3,300	124,494
Benesse Holdings Inc	300	13,216
Bridgestone Corp	5,100	115,640
Brother Industries Ltd	1,600	18,753
Canon Inc	900	40,745
Canon Inc ADR	7,590	343,523
Casio Computer Co Ltd	6,200	39,253
Central Japan Railway Co	9	78,418
Chiyoda Corp	2,000	19,525
Chubu Electric Power Co Inc	5,000	94,021
Chugai Pharmaceutical Co Ltd	2,700	45,753
Cosmo Oil Co Ltd	12,000	29,759
Dai Nippon Printing Co Ltd	3,000	31,026
Daicel Chemical Industries Ltd	2,000	11,367
Daido Steel Co Ltd	7,000	41,657
Daihatsu Motor Co Ltd	1,000	18,077
Daiichi Sankyo Co Ltd	4,300	89,535
Daikin Industries Ltd	1,500	42,909
Dainippon Screen Manufacturing Co Ltd	2,000	12,230
Dainippon Sumitomo Pharma Co Ltd	1,700	18,708
Daito Trust Construction Co Ltd	700	64,186
Daiwa House Industry Co Ltd	3,000	38,610
Daiwa Securities Group Inc	9,000	33,582
Dena Co Ltd	400	16,734
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	11,408
Denso Corp	3,600	115,387
Dentsu Inc	1,800	56,927
Dowa Holdings Co Ltd	4,000	22,194
East Japan Railway Co	2,300	139,655
Ebara Corp	3,000	11,845
Eisai Co Ltd	1,600	64,485
Electric Power Development Co Ltd	400	11,787
Elpida Memory Inc *	2,300	14,397
FamilyMart Co Ltd	900	34,377
FANUC Corp	1,400	192,750
Fast Retailing Co Ltd	400	71,626
Fuji Heavy Industries Ltd	3,000	17,524
FUJIFILM Holdings Corp	3,400	78,915
Fujitsu Ltd	13,000	61,241

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Fukuoka Financial Group Inc	3,000	$12,556
Glory Ltd	1,300	30,419
GS Yuasa Corp	1,000	4,668
Hamamatsu Photonics KK	800	32,183
Hankyu Hanshin Holdings Inc	9,000	38,493
Hirose Electric Co Ltd	100	9,293
Hisamitsu Pharmaceutical Co Inc	300	14,407
Hitachi Chemical Co Ltd	800	13,144
Hitachi Construction Machinery Co Ltd	800	13,367
Hitachi Ltd ADR	3,200	158,144
Hitachi Metals Ltd	1,000	11,469
Hitachi Transport System Ltd	700	12,955
Hokkaido Electric Power Co Inc	600	8,833
Hokuhoku Financial Group Inc	5,000	10,896
Hokuriku Electric Power Co	600	11,114
Honda Motor Co Ltd	3,700	108,484
Honda Motor Co Ltd ADR	8,100	236,115
HOYA Corp	2,650	61,071
Ibiden Co Ltd	500	10,501
Idemitsu Kosan Co Ltd	100	8,965
IHI Corp	6,000	13,241
INPEX Corp	14	86,274
Isetan Mitsukoshi Holdings Ltd	3,800	38,349
Isuzu Motors Ltd	10,000	42,816
ITOCHU Corp	11,400	108,883
ITOCHU Techno-Solutions Corp	1,100	49,498
Izumi Co Ltd	2,200	34,029
J Front Retailing Co Ltd	2,000	9,501
Japan Tobacco Inc	28	130,633
JFE Holdings Inc	3,000	60,498
JGC Corp	1,000	24,555
JS Group Corp	1,800	50,419
JSR Corp	600	10,314
JTEKT Corp	1,300	15,525
JX Holdings Inc	13,200	74,087
K’s Holdings Corp	400	15,646
Kajima Corp	18,333	60,319
Kamigumi Co Ltd	2,000	17,882
Kaneka Corp	2,000	11,283
Kansai Paint Co Ltd	4,000	38,300
Kao Corp	4,200	116,829
Kawasaki Heavy Industries Ltd	10,000	25,452
Kawasaki Kisen Kaisha Ltd	5,000	10,387
KDDI Corp	21	144,230
Keihan Electric Railway Co Ltd	11,000	52,805
Keikyu Corp	2,000	18,457
Keio Corp	2,000	14,299
Keisei Electric Railway Co Ltd	1,000	6,786
Keyence Corp	400	109,522
Kikkoman Corp	2,000	22,830
Kintetsu Corp	12,000	45,160
Kirin Holdings Co Ltd	5,000	65,275
Kobe Steel Ltd	16,000	26,793
Komatsu Ltd	6,400	138,203
Konami Corp ADR	721	24,305
Konica Minolta Holdings Inc	6,000	41,104
Kubota Corp ADR	1,400	55,888
Kuraray Co Ltd	1,500	20,449
Kurita Water Industries Ltd	500	13,986
Kyocera Corp	500	41,768
Kyocera Corp ADR	509	42,395
Kyowa Hakko Kirin Co Ltd	1,000	11,134
Kyushu Electric Power Co Inc	3,100	49,949
Lawson Inc	300	16,956
Makita Corp	500	17,809
Makita Corp ADR	200	7,090
Marubeni Corp	10,000	55,922
Marui Group Co Ltd	1,600	12,023
Mazda Motor Corp *	14,000	28,184
MEIJI Holdings Co Ltd	300	14,210
Minebea Co Ltd	3,000	10,068
Miraca Holdings Inc	400	17,584
MISUMI Group Inc	1,200	26,629
Mitsubishi Chemical Holdings Corp	10,000	67,660
Mitsubishi Corp	8,200	166,990
Mitsubishi Electric Corp	14,000	123,990
Mitsubishi Estate Co Ltd	9,000	145,658
Mitsubishi Gas Chemical Co Inc	5,000	30,739
Mitsubishi Heavy Industries Ltd	21,000	88,309
Mitsubishi Materials Corp	5,000	12,172
Mitsubishi Motors Corp *	35,000	46,235
Mitsubishi Tanabe Pharma Corp	1,200	22,245
Mitsubishi UFJ Financial Group Inc	29,100	130,792
Mitsubishi UFJ Financial Group Inc ADR	61,180	272,251
Mitsui & Co Ltd	5,900	85,397
Mitsui & Co Ltd ADR	300	86,355
Mitsui Chemicals Inc	11,000	36,653
Mitsui Fudosan Co Ltd	6,000	94,963
Mitsui OSK Lines Ltd	6,000	22,995
Mizuho Financial Group Inc	19,300	27,876
Mizuho Financial Group Inc ADR	50,432	143,731
MS&AD Insurance Group Holdings Inc	4,400	95,365
Murata Manufacturing Co Ltd	1,300	70,140
Nabtesco Corp	1,100	20,843
Nagase & Co Ltd	2,000	24,644
Nagoya Railroad Co Ltd	3,000	8,740
Namco Bandai Holdings Inc	4,800	64,846
Nankai Electric Railway Co Ltd	1,000	4,390
NEC Corp *	19,000	38,596
NGK Insulators Ltd	1,000	15,060
NGK Spark Plug Co Ltd	2,000	27,077
NHK Spring Co Ltd	4,000	35,284
Nidec Corp ADR	3,016	60,531
Nikon Corp	2,300	54,045
Nintendo Co Ltd	700	101,961
Nippon Electric Glass Co Ltd	3,000	27,180
Nippon Express Co Ltd	3,000	12,777
Nippon Kayaku Co Ltd	3,000	30,915
Nippon Meat Packers Inc	3,000	38,968
Nippon Paper Group Inc	400	10,635
Nippon Sheet Glass Co Ltd	4,000	8,934
Nippon Steel Corp	32,000	91,597
Nippon Telegraph & Telephone Corp	1,300	62,479
Nippon Telegraph & Telephone Corp ADR	4,100	98,195
Nippon Yusen Kabushiki Kaisha	10,000	26,996
Nissan Motor Co Ltd	13,100	115,768
Nisshin Seifun Group Inc	500	6,523
Nissin Foods Holdings Co Ltd	300	12,088
Nitori Holdings Co Ltd	150	15,091
Nitto Denko Corp	1,000	39,393
NKSJ Holdings Inc	3,250	71,798
NOK Corp	2,000	35,963
Nomura Holdings Inc	4,500	16,398
Nomura Holdings Inc ADR	19,971	71,097
Nomura Research Institute Ltd	1,400	31,823
NSK Ltd	2,000	14,680
NTN Corp	5,000	23,438
NTT Data Corp	14	43,194
NTT DoCoMo Inc	21	38,281
NTT DoCoMo Inc ADR	8,600	157,036
Obayashi Corp	4,000	19,825
Odakyu Electric Railway Co Ltd	5,000	47,511
OJI Paper Co Ltd	5,000	27,446
Olympus Corp	1,300	40,130
Omron Corp	1,500	29,379
Ono Pharmaceutical Co Ltd	800	47,638
Oriental Land Co Ltd	200	21,342
Osaka Gas Co Ltd	11,000	45,724
Panasonic Corp	1,400	13,531
Panasonic Corp ADR	13,000	123,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Park24 Co Ltd	3,000	$37,003
Renesas Electronics Corp *	1,700	11,282
Resona Holdings Inc	11,700	55,396
Ricoh Co Ltd	4,000	33,464
Rinnai Corp	500	41,792
Rohm Co Ltd	900	46,777
Sankyo Co Ltd	200	10,790
Sanrio Co Ltd	300	14,044
Santen Pharmaceutical Co Ltd	800	33,434
SBI Holdings Inc	56	4,837
Secom Co Ltd	1,400	67,310
Sega Sammy Holdings Inc	1,200	28,028
Seiko Epson Corp	1,000	12,672
Sekisui Chemical Co Ltd	3,000	25,179
Sekisui House Ltd	3,000	28,275
Seven & I Holdings Co Ltd	5,900	165,625
Sharp Corp	6,000	50,376
Shikoku Electric Power Co Inc	500	13,753
Shimadzu Corp	1,000	8,423
Shimamura Co Ltd	200	21,159
Shimano Inc	300	15,865
Shimizu Corp	8,000	35,260
Shin-Etsu Chemical Co Ltd	2,700	132,383
Shinsei Bank Ltd	30,000	33,686
Shionogi & Co Ltd	2,900	42,920
Shiseido Co Ltd	2,000	38,735
Showa Denko KK	8,000	15,751
SMC Corp	300	43,808
Softbank Corp	6,000	175,637
Sojitz Corp	7,500	13,704
Sony Corp ADR	8,000	152,000
Sony Financial Holdings Inc	1,200	18,147
Square Enix Holdings Co Ltd	1,700	30,551
Stanley Electric Co Ltd	600	9,063
Sumitomo Chemical Co Ltd	8,000	30,769
Sumitomo Corp	8,500	105,097
Sumitomo Electric Industries Ltd	4,200	49,145
Sumitomo Heavy Industries Ltd	3,000	15,384
Sumitomo Metal Industries Ltd	17,000	35,205
Sumitomo Metal Mining Co Ltd	4,000	53,020
Sumitomo Mitsui Financial Group Inc	7,900	222,955
Sumitomo Mitsui Financial Group Inc ADR	6,000	32,820
Sumitomo Mitsui Trust Holdings Inc	21,000	69,422
Sumitomo Realty & Development Co Ltd	2,000	38,431
Sumitomo Rubber Industries Ltd	2,000	25,878
Sundrug Co Ltd	1,200	37,589
Suzuken Co Ltd	900	24,157
Suzuki Motor Corp	2,200	48,395
Sysmex Corp	500	17,960
T&D Holdings Inc	3,900	36,706
Taisei Corp	10,000	27,582
Taiyo Nippon Sanso Corp	1,000	6,949
Takashimaya Co Ltd	5,000	36,372
Takeda Pharmaceutical Co Ltd	4,600	218,408
TDK Corp	600	20,880
Teijin Ltd	4,000	14,344
Terumo Corp	1,600	83,218
The Bank of Kyoto Ltd	2,000	17,789
The Bank of Yokohama Ltd	8,000	40,079
The Chiba Bank Ltd	7,000	48,440
The Chugoku Bank Ltd	1,000	14,723
The Chugoku Electric Power Co Inc	2,700	47,579
The Dai-ichi Life Insurance Co Ltd	61	63,022
The Furukawa Electric Co Ltd	5,000	13,587
The Gunma Bank Ltd	3,000	16,704
The Hachijuni Bank Ltd	2,000	12,244
The Iyo Bank Ltd	1,000	10,186
The Japan Steel Works Ltd	1,000	5,961
The Kansai Electric Power Co Inc	5,000	85,980
The Nishi-Nippon City Bank Ltd	6,000	18,430
The Shizuoka Bank Ltd	7,000	73,244
The Tokyo Electric Power Co Inc *	6,900	21,171
THK Co Ltd	700	11,678
Tobu Railway Co Ltd	8,000	37,695
Toho Gas Co Ltd	5,000	32,825
Tohoku Electric Power Co Inc	2,400	33,223
Tokai Rika Co Ltd	1,400	25,189
Tokio Marine Holdings Inc	4,700	119,138
Tokyo Electron Ltd	1,100	49,829
Tokyo Gas Co Ltd	17,000	79,187
Tokyu Corp	8,000	40,165
Tokyu Land Corp	4,000	14,365
TonenGeneral Sekiyu KK	4,000	45,874
Toppan Printing Co Ltd	4,000	29,145
Toray Industries Inc	8,000	56,063
Toshiba Corp	25,000	101,943
TOTO Ltd	5,000	44,171
Toyo Seikan Kaisha Ltd	600	9,087
Toyo Suisan Kaisha Ltd	1,000	27,403
Toyota Auto Body Co Ltd	800	12,404
Toyota Motor Corp ADR	9,779	667,515
Toyota Tsusho Corp	800	13,669
Trend Micro Inc	400	12,486
Tsumura & Co	1,500	47,802
Ube Industries Ltd	4,000	13,263
Unicharm Corp	700	33,599
UNY Co Ltd	5,200	48,391
Ushio Inc	900	13,671
West Japan Railway Co	1,100	47,173
Yahoo! Japan Corp	93	28,893
Yakult Honsha Co Ltd	600	18,667
Yamada Denki Co Ltd	620	43,287
Yamaguchi Financial Group Inc	2,000	20,170
Yamaha Corp	1,400	15,111
Yamaha Motor Co Ltd *	1,300	17,026
Yamato Holdings Co Ltd	2,600	47,321
Yamato Kogyo Co Ltd	1,600	41,851
Yamazaki Baking Co Ltd	2,000	30,362
Yaskawa Electric Corp	2,000	15,086
Yokogawa Electric Corp *	3,800	35,813

		14,694,248

Luxembourg - 0.4%

ArcelorMittal	3,212	51,299
ArcelorMittal ‘NY’ (NYSE)	2,800	44,548
Millicom International Cellular SA SDR	306	30,645
Oriflame Cosmetics SA SDR	375	13,534
SES SA FDR	1,872	45,456
Subsea 7 SA *	1,557	29,601
Subsea 7 SA ADR *	1,600	30,640
Tenaris SA ADR	1,900	48,355

		294,078

Mauritius - 0.0%

Golden Agri-Resources Ltd	44,000	20,208

Netherlands - 2.2%

Aegon NV ‘NY’ *	9,900	40,095
Akzo Nobel NV	1,518	67,108
ASML Holding NV	595	20,675
ASML Holding NV ‘NY’	2,400	82,896
Delta Lloyd NV	419	6,618
European Aeronautic Defence & Space Co NV	3,166	88,824
Fugro NV CVA	493	24,963
Gemalto NV	885	42,191
Heineken NV	1,948	87,055
ING Groep NV ADR *	25,876	182,426
Koninklijke Ahold NV	9,292	109,257

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Koninklijke Boskalis Westminster NV	815	$25,073
Koninklijke DSM NV	1,291	56,128
Koninklijke KPN NV	9,831	129,421
Koninklijke Philips Electronics NV	3,725	66,680
Koninklijke Philips Electronics NV ‘NY’	3,249	58,287
Koninklijke Vopak NV	269	12,887
QIAGEN NV (XETR) *	2,422	33,447
Randstad Holding NV	630	20,097
Reed Elsevier NV	1,129	12,346
Reed Elsevier NV ADR	1,235	26,948
SBM Offshore NV	777	13,474
STMicroelectronics NV ‘NY’	2,700	17,550
TNT Express NV	1,438	9,922
Unilever NV ‘NY’	6,450	203,110
Unilever NV CVA	4,922	155,899
Wolters Kluwer NV	2,004	32,453

		1,625,830

New Zealand - 0.1%

Auckland International Airport Ltd	15,829	27,498
Fletcher Building Ltd (NZX)	5,348	31,074
Telecom Corp of New Zealand Ltd	9,312	18,414
Telecom Corp of New Zealand Ltd ADR (NYSE)	1,300	12,844

		89,830

Norway - 0.8%

Aker Solutions ASA	1,361	13,059
DnB NOR ASA	6,968	69,563
Fred Olsen Energy ASA	553	15,738
Marine Harvest ASA	33,007	14,426
Norsk Hydro ASA	8,825	40,095
Orkla ASA	3,200	24,347
Petroleum Geo-Services ASA *	4,001	40,332
Schibsted ASA	1,909	40,814
Statoil ASA	6,457	137,966
Statoil ASA ADR	2,200	47,410
Storebrand ASA	4,286	21,529
Telenor ASA	5,555	85,635
TGS Nopec Geophysical Co ASA	497	9,238
Yara International ASA	1,515	57,775

		617,927

Papua New Guinea - 0.1%

Oil Search Ltd	7,196	38,835

Portugal - 0.2%

Banco Espirito Santo SA	2,884	7,636
EDP - Energias de Portugal SA	18,642	57,256
Galp Energia SGPS SA ‘B’	1,656	30,178
Jeronimo Martins SGPS SA	2,513	39,157
Portugal Telecom SGPS SA	1,973	14,387
Portugal Telecom SGPS SA ADR	3,200	23,200

		171,814

Singapore - 1.4%

CapitaLand Ltd	18,000	33,556
City Developments Ltd	5,000	36,295
ComfortDelGro Corp Ltd	9,831	9,774
DBS Group Holdings Ltd	14,182	127,138
Fraser and Neave Ltd	13,000	56,902
Keppel Corp Ltd	13,800	80,834
Keppel Land Ltd	4,000	7,815
Olam International Ltd	6,000	10,229
Oversea-Chinese Banking Corp Ltd	16,832	103,581
SembCorp Industries Ltd	11,000	28,385
SembCorp Marine Ltd	12,000	29,353
Singapore Airlines Ltd	4,000	34,609
Singapore Exchange Ltd	11,000	55,184
Singapore Press Holdings Ltd	10,000	28,580
Singapore Technologies Engineering Ltd	17,000	36,035
Singapore Telecommunications Ltd	34,000	82,090
Singapore Telecommunications Ltd Board Lot 10	27,000	65,227
SMRT Corp Ltd	27,000	35,877
United Overseas Bank Ltd	9,090	117,003
UOL Group Ltd	4,000	12,600
Venture Corp Ltd	2,000	10,141
Wilmar International Ltd	13,000	51,567

		1,052,775

Spain - 3.0%

Abertis Infraestructuras SA	3,381	51,953
Acciona SA	110	9,286
ACS Actividades de Construccion y Servicios SA	1,324	46,716
Amadeus IT Holding SA ‘A’	1,032	16,566
Banco Bilbao Vizcaya Argentaria SA	15,483	126,157
Banco Bilbao Vizcaya Argentaria SA ADR	13,525	109,958
Banco de Sabadell SA	5,788	20,731
Banco Popular Espanol SA	4,770	21,964
Banco Santander SA	28,112	229,817
Banco Santander SA ADR	28,702	230,764
CaixaBank	9,508	41,931
Distribuidora Internacional de Alimentacion SA *	2,860	11,263
Enagas SA	925	17,034
Ferrovial SA	3,726	42,563
Gas Natural SDG SA	3,510	59,827
Grifols SA *	991	18,537
Iberdrola SA	28,716	194,335
Inditex SA	1,625	139,161
International Consolidated Airlines Group SA *	13,807	32,613
Mapfre SA	4,248	13,122
Red Electrica Corp SA	722	32,948
Repsol YPF SA	940	24,767
Repsol YPF SA ADR	4,973	130,591
Telefonica SA	3,922	75,190
Telefonica SA ADR	24,400	466,528
Zardoya Otis SA	179	2,283

		2,166,605

Sweden - 2.5%

Alfa Laval AB	2,566	40,285
Assa Abloy AB ‘B’	2,024	41,668
Atlas Copco AB ‘A’	4,192	74,050
Atlas Copco AB ‘B’	2,481	38,921
Boliden AB	3,407	35,145
Electrolux AB ‘B’	2,145	31,444
Elekta AB ‘B’	416	15,596
Getinge AB ‘B’	1,372	29,908
Hennes & Mauritz AB ‘B’	6,662	199,001
Hexagon AB ‘B’	1,517	19,744
Husqvarna AB ‘B’	5,332	21,526
Lundin Petroleum AB *	2,639	44,564
Meda AB ‘A’	23	210
Modern Times Group AB ‘B’	577	23,037
Nordea Bank AB	18,081	146,099
Ratos AB ‘B’	1,160	13,340
Sandvik AB	7,286	83,695
Scania AB ‘B’	2,860	40,775
Securitas AB ‘B’	1,326	9,666
Skandinaviska Enskilda Banken AB ‘A’	12,009	64,567
Skanska AB ‘B’	2,254	31,158
SKF AB ‘B’	2,873	54,145
SSAB AB ‘A’	1,095	8,103
Svenska Cellulosa AB ‘B’	4,563	55,479
Svenska Handelsbanken AB ‘A’	3,654	92,893
Swedbank AB ‘A’	6,485	71,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Swedish Match AB	1,925	$63,697
Tele2 AB ‘B’	1,835	33,555
Telefonaktiebolaget LM Ericsson ‘A’	161	1,509
Telefonaktiebolaget LM Ericsson ‘B’	9,886	94,724
Telefonaktiebolaget LM Ericsson ADR	10,180	97,219
TeliaSonera AB	16,467	108,658
Volvo AB ‘A’	3,433	33,819
Volvo AB ‘B’	9,860	96,399

		1,816,060

Switzerland - 7.5%

ABB Ltd ADR *	18,600	317,688
Actelion Ltd *	552	18,364
Adecco SA *	942	36,938
Aryzta AG	232	10,049
Baloise Holding AG	225	16,443
Banque Cantonale Vaudoise	27	13,914
Barry Callebaut AG *	2	1,686
Cie Financiere Richemont SA ‘A’	3,736	165,844
Clariant AG *	1,341	12,053
Credit Suisse Group AG *	2,315	60,072
Credit Suisse Group AG ADR	5,100	133,824
Geberit AG *	273	50,187
Givaudan SA *	82	64,060
Holcim Ltd *	1,833	96,906
Julius Baer Group Ltd *	1,287	42,889
Kuehne + Nagel International AG	372	41,611
Lindt & Spruengli AG	1	34,549
Nestle SA	25,565	1,405,316
Novartis AG	7,018	391,671
Novartis AG ADR	11,466	639,459
Partners Group Holding AG	54	8,885
PSP Swiss Property AG *	103	9,242
Roche Holding AG (XSWX)	222	37,314
Roche Holding AG (XVTX)	5,267	847,364
Schindler Holding AG	103	11,231
SGS SA	41	62,180
Sika AG	13	22,983
Sonova Holding AG *	164	14,799
Sulzer AG	117	11,978
Swiss Life Holding AG *	276	30,168
Swiss Re AG *	2,073	96,482
Swisscom AG	166	67,450
Syngenta AG *	103	26,683
Syngenta AG ADR	3,300	171,171
The Swatch Group AG	210	68,821
The Swatch Group AG (Registered)	402	24,025
UBS AG (NYSE) *	12,300	140,589
UBS AG (XVTX) *	11,437	130,190
Zurich Financial Services AG *	1,054	218,205

		5,553,283

United Kingdom - 19.4%

Admiral Group PLC	2,694	52,818
Aggreko PLC	1,828	46,166
AMEC PLC	2,189	27,533
Anglo American PLC	8,978	309,612
Antofagasta PLC	2,751	39,060
ARM Holdings PLC ADR	3,200	81,600
Associated British Foods PLC	3,110	53,340
AstraZeneca PLC ADR	10,500	465,780
Aviva PLC	17,497	82,676
BAE Systems PLC	20,358	83,930
Barclays PLC	19,953	48,981
Barclays PLC ADR	13,800	134,964
BG Group PLC	24,226	461,319
BHP Billiton PLC	5,427	143,804
BHP Billiton PLC ADR	5,200	276,016
BP PLC ADR	23,589	850,855
British American Tobacco PLC	10,902	462,081
British American Tobacco PLC ADR	1,792	151,836
British Sky Broadcasting Group PLC ADR	1,925	79,425
BT Group PLC	4,316	11,570
BT Group PLC ADR	3,650	97,236
Bunzl PLC	2,359	28,019
Burberry Group PLC	3,247	58,776
Cairn Energy PLC *	9,151	39,659
Carnival PLC ADR	1,664	51,235
Centrica PLC	34,592	159,017
Cobham PLC	11,849	32,140
Compass Group PLC	13,301	107,558
Croda International PLC	998	25,424
Diageo PLC ADR	4,850	368,260
Eurasian Natural Resources Corp PLC	3,202	28,517
Experian PLC	7,430	83,589
Ferrexpo PLC	2,126	8,680
Fresnillo PLC	1,056	25,985
G4S PLC	12,914	53,544
Genting Singapore PLC *	45,000	52,295
GKN PLC	9,825	26,562
GlaxoSmithKline PLC	1,836	37,907
GlaxoSmithKline PLC ADR	18,250	753,542
HSBC Holdings PLC (LI)	6,138	46,780
HSBC Holdings PLC ADR	25,563	972,417
ICAP PLC	3,061	19,457
IMI PLC	1,517	16,689
Imperial Tobacco Group PLC	7,112	240,176
Informa PLC	834	4,241
Inmarsat PLC	1,411	10,721
InterContinental Hotels Group PLC	1,470	23,863
InterContinental Hotels Group PLC ADR	1,350	21,708
International Power PLC	3,421	16,206
Intertek Group PLC	1,053	30,191
Invensys PLC	2,790	9,696
Investec PLC	5,925	31,954
ITV PLC *	20,649	18,946
J. Sainsbury PLC	7,067	30,023
John Wood Group PLC	2,846	23,382
Johnson Matthey PLC	2,490	60,949
Kazakhmys PLC	1,004	12,294
Kingfisher PLC	16,384	62,803
Legal & General Group PLC	35,366	52,929
Lloyds Banking Group PLC *	91,521	48,530
Lloyds Banking Group PLC ADR *	13,200	27,588
Logica PLC	2,984	3,630
Lonmin PLC	523	8,507
Man Group PLC	10,938	28,288
Marks & Spencer Group PLC	11,633	56,552
Meggitt PLC	4,418	22,925
Mondi PLC	4,039	29,630
National Grid PLC	17,388	172,403
National Grid PLC ADR	1,521	75,442
Next PLC	937	36,677
Old Mutual PLC	35,188	56,893
Pearson PLC ADR	5,900	103,309
Pennon Group PLC	395	4,143
Petrofac Ltd	1,621	29,990
Prudential PLC	7,136	61,078
Prudential PLC ADR	5,900	100,654
Randgold Resources Ltd	555	54,013
Reckitt Benckiser Group PLC	4,490	227,001
Reed Elsevier PLC ADR	2,500	76,050
Resolution Ltd	7,030	26,983
Rexam PLC	2,869	13,759
Rio Tinto PLC	309	13,647
Rio Tinto PLC ADR	10,400	458,432
Rolls-Royce Holdings PLC *	13,816	126,676
Royal Dutch Shell PLC ‘A’ (LI)	208	6,451
Royal Dutch Shell PLC ‘B’	19,523	606,380
Royal Dutch Shell PLC ‘B’ ADR	13,663	847,789

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
RSA Insurance Group PLC	31,831	$54,599
SABMiller PLC	7,059	229,432
Schroders PLC	395	7,837
Scottish & Southern Energy PLC	6,145	122,893
Serco Group PLC	1,638	12,978
Severn Trent PLC	1,310	31,348
Shire PLC ADR	1,325	124,457
Smith & Nephew PLC ADR	1,100	49,159
Smiths Group PLC	2,893	44,571
Standard Chartered PLC	14,986	299,111
Standard Life PLC	16,623	51,481
Tate & Lyle PLC	2,483	24,021
Tesco PLC	56,298	329,312
The Capita Group PLC	4,298	46,977
The Royal Bank of Scotland Group PLC *	41,292	14,783
The Royal Bank of Scotland Group PLC ADR *	3,700	26,381
The Sage Group PLC	9,575	37,964
The Weir Group PLC	1,101	26,380
Tullow Oil PLC	6,411	130,071
Unilever PLC	1,306	40,911
Unilever PLC ADR	8,035	250,612
United Utilities Group PLC	6,352	61,521
Vedanta Resources PLC	445	7,578
Vodafone Group PLC	153,091	395,334
Vodafone Group PLC ADR	20,600	528,390
Whitbread PLC	1,016	24,894
WM Morrison Supermarkets PLC	14,887	67,129
Wolseley PLC	2,165	53,894
WPP PLC ADR	1,983	91,317
Xstrata PLC	14,148	177,436

		14,292,927

United States - 0.1%

Synthes Inc ~	352	56,915

Total Common Stocks
(Cost $80,828,589)		72,326,787

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $1,385,382; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $1,414,293)	$1,385,381	1,385,381

Total Short-Term Investment
(Cost $1,385,381)		1,385,381

TOTAL INVESTMENTS - 100.1%
(Cost $82,239,026)		73,732,652

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(95,900)

NET ASSETS - 100.0%		$73,636,752

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.4%
Industrials	11.9%
Materials	11.5%
Consumer Staples	10.9%
Energy	10.2%
Consumer Discretionary	9.6%
Health Care	9.2%
Telecommunication Services	5.6%
Information Technology	4.6%
Utilities	4.3%
Short-Term Investment	1.9%

100.1%
Other Assets & Liabilities, Net	(0.1%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$3,059	$3,059	$-	$-
	Preferred Stocks (1)	17,425	-	17,425	-
	Common Stocks
	Australia	5,449,392	1,293,412	4,155,980	-
	Austria	165,087	-	165,087	-
	Belgium	668,124	313,970	354,154	-
	Bermuda	317,200	-	317,200	-
	Canada	8,059,817	8,059,817	-	-
	Cayman	80,689	-	80,689	-
	Denmark	642,135	238,848	403,287	-
	Finland	543,718	110,936	432,782	-
	France	5,603,481	533,820	5,069,661	-
	Germany	4,915,600	862,720	4,052,880	-
	Greece	55,648	21,574	34,074	-
	Hong Kong	1,418,587	-	1,418,587	-
	Ireland	191,842	77,550	114,292	-
	Israel	397,309	287,835	109,474	-
	Italy	1,326,823	194,334	1,132,489	-
	Japan	14,694,248	2,784,370	11,909,878	-
	Luxembourg	294,078	123,543	170,535	-
	Mauritius	20,208	-	20,208	-
	Netherlands	1,625,830	611,312	1,014,518	-
	New Zealand	89,830	12,844	76,986	-
	Norway	617,927	47,410	570,517	-
	Papua New Guinea	38,835	-	38,835	-
	Portugal	171,814	23,200	148,614	-
	Singapore	1,052,775	-	1,052,775	-
	Spain	2,166,605	937,841	1,228,764	-
	Sweden	1,816,060	97,219	1,718,841	-
	Switzerland	5,553,283	1,402,731	4,150,552	-
	United Kingdom	14,292,927	7,064,454	7,228,473	-
	United States	56,915	-	56,915	-

		72,326,787	25,099,740	47,227,047	-
	Short-Term Investment	1,385,381	-	1,385,381	-

	Total	$73,732,652	$25,102,799	$48,629,853	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%

Daewoo Securities Co Ltd Exp. 11/01/11 * Δ	1,111	$2,094

Total Rights
(Cost $0)		2,094

PREFERRED STOCKS - 7.0%

Brazil - 6.9%

AES Tiete SA	2,800	34,995
Banco Bradesco SA	800	11,790
Banco Bradesco SA ADR	11,149	164,894
Banco do Estado do Rio Grande do Sul SA	1,000	8,510
Brasil Telecom SA ADR	1,200	20,952
Braskem SA ADR	2,100	32,802
Centrais Eletricas Brasileiras SA ADR	800	9,352
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	43,092
Cia de Bebidas das Americas ADR	5,250	160,912
Cia Energetica de Minas Gerais	3,190	47,046
Cia Energetica de Sao Paulo ‘B’	3,500	51,748
Gerdau SA ADR	6,300	44,919
Gol Linhas Aereas Inteligentes SA ADR	1,192	6,628
Itau Unibanco Holding SA ADR	16,300	252,976
Lojas Americanas SA	4,790	36,175
Petroleo Brasileiro SA ADR	16,577	343,475
Tele Norte Leste Participacoes SA ADR	6,200	59,086
Telecomunicacoes de Sao Paulo SA ADR	2,790	73,796
Ultrapar Participacoes SA ADR	3,200	50,656
Usinas Siderurgicas de Minas Gerais SA ‘A’	2,200	12,309
Vale Fertilizantes SA	4,800	62,085
Vale SA ADR	14,098	296,058

		1,824,256

Colombia - 0.1%

BanColombia SA ADR	800	44,560

Total Preferred Stocks
(Cost $1,948,387)		1,868,816

COMMON STOCKS - 91.2%

Bermuda - 0.8%

Brilliance China Automotive Holdings Ltd *	60,000	45,340
China Yurun Food Group Ltd	12,000	12,818
COSCO Pacific Ltd	24,182	26,795
Credicorp Ltd	700	64,540
GOME Electrical Appliances Holdings Ltd	131,000	30,140
Huabao International Holdings Ltd	22,414	18,271
Kunlun Energy Co Ltd	20,000	27,120

		225,024

Brazil - 7.3%

AES Tiete SA	1,400	15,926
All America Latina Logistica SA	3,300	14,971
Amil Participacoes SA	3,700	32,961
Banco Bradesco SA	10,043	122,530
Banco do Brasil SA	4,900	64,734
Banco Santander Brasil SA ADR	6,071	44,440
BM&FBOVESPA SA	18,300	85,551
BR Malls Participacoes SA	1,600	16,347
Brasil Telecom SA	1,200	7,844
BRF - Brasil Foods SA ADR	7,300	127,969
CCR SA	2,300	59,878
Centrais Eletricas Brasileiras SA ADR	2,651	23,249
CETIP SA - Balcao Organizado de Ativos e Derivativos	2,800	34,995
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,300	60,255
Cia Siderurgica Nacional SA ADR	3,500	27,790
Cielo SA	2,000	44,568
Cosan SA Industria e Comercio	776	9,893
CPFL Energia SA ADR	1,160	25,694
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,100	25,534
Diagnosticos da America SA	1,100	9,355
Duratex SA	3,000	13,737
Embraer SA ADR	2,500	63,425
Fibria Celulose SA ADR	2,900	21,953
Itau Unibanco Holding SA	2,600	35,261
Lojas Americanas SA	1,630	10,828
Lojas Renner SA	1,600	43,101
Natura Cosmeticos SA	1,821	30,992
OGX Petroleo e Gas Participacoes SA *	10,000	61,162
PDG Realty SA Empreendimentos e Participacoes	21,100	68,790
Petroleo Brasileiro SA ADR	10,936	245,513
Porto Seguro SA	2,300	21,407
Redecard SA	3,700	50,376
Souza Cruz SA	4,300	43,269
Tim Participacoes SA	7,200	33,315
Tim Participacoes SA ADR	3,026	71,292
Vale SA ADR	10,811	246,491
Weg SA	3,200	31,825

		1,947,221

Cayman - 2.1%

Anta Sports Products Ltd	11,000	12,516
Belle International Holdings Ltd	33,000	56,470
China Mengniu Dairy Co Ltd	29,000	86,919
China Resources Land Ltd	16,000	16,792
Country Garden Holdings Co	62,000	16,850
Evergrande Real Estate Group Ltd	38,000	11,510
GCL-Poly Energy Holdings Ltd	89,000	23,141
Hengan International Group Co Ltd	6,000	47,395
Kingboard Chemical Holdings Ltd	8,500	22,869
Longfor Properties Co Ltd	31,500	30,825
Renhe Commercial Holdings Co Ltd	274,000	28,108
Shimao Property Holdings Ltd	24,926	18,136
Tencent Holdings Ltd	6,600	135,053
Tingyi Holding Corp	18,000	43,796

		550,380

Chile - 2.1%

Banco de Chile ADR	1,156	80,746
Banco Santander Chile SA ADR	1,100	80,828
CAP SA	1,029	31,683
Cencosud SA	6,676	35,779
Empresa Nacional de Electricidad SA ADR	1,700	73,678
Empresa Nacional de Telecomunicaciones SA	111	2,136
Empresas COPEC SA	4,084	48,727
Enersis SA ADR	4,200	71,022
Lan Airlines SA ADR	2,200	45,430
SACI Falabella	4,670	37,277
Sociedad Quimica y Minera de Chile SA ADR	1,300	62,153

		569,459

China - 7.1%

Aluminum Corp of China Ltd ADR	2,300	24,012
Anhui Conch Cement Co Ltd ‘H’	12,000	32,627
Bank of China Ltd ‘H’	427,400	130,411

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Bank of Communications Co Ltd ‘H’	56,925	$33,011
BBMG Corp ‘H’	36,500	26,976
BYD Co Ltd ‘H’ *	11,000	18,028
China Citic Bank Corp Ltd ‘H’ *	40,000	15,985
China Coal Energy Co Ltd ‘H’	24,000	20,960
China Communications Construction Co Ltd ‘H’	42,000	26,813
China Construction Bank Corp ‘H’	309,340	184,586
China Life Insurance Co Ltd ADR	3,125	110,969
China Longyuan Power Group Corp ‘H’	30,000	24,561
China Merchants Bank Co Ltd ‘H’	32,300	48,915
China Minsheng Banking Corp Ltd ‘H’	16,500	9,900
China National Building Material Co Ltd ‘H’	20,000	16,899
China Oilfield Services Ltd ‘H’	14,000	17,530
China Pacific Insurance Group Co Ltd ‘H’	12,200	35,142
China Petroleum & Chemical Corp ADR	1,400	134,120
China Shenhua Energy Co Ltd ‘H’	22,500	88,161
China Shipping Container Lines Co Ltd ‘H’ *	95,000	14,288
China Shipping Development Co Ltd ‘H’	24,000	14,876
China Telecom Corp Ltd ADR	1,100	68,079
Dongfeng Motor Group Co Ltd ‘H’	28,000	37,108
Great Wall Motor Co Ltd ‘H’	31,000	34,621
Industrial & Commercial Bank of China ‘H’	424,045	204,971
Jiangsu Expressway Co Ltd ‘H’	46,000	35,161
Jiangxi Copper Co Ltd ‘H’	15,000	25,227
Maanshan Iron & Steel ‘H’	60,000	13,133
PetroChina Co Ltd ADR	1,750	210,858
PICC Property & Casualty Co Ltd ‘H’	16,000	17,054
Ping An Insurance Group Co of China Ltd ‘H’	10,500	58,425
Sinopec Shanghai Petrochemical Co Ltd ADR	619	21,566
Sinopharm Group Co Ltd ‘H’	2,000	5,221
Yanzhou Coal Mining Co Ltd ADR	1,600	33,760
Zhaojin Mining Industry Co Ltd ‘H’	29,000	47,915
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	13,049
Zijin Mining Group Co Ltd ‘H’	112,000	31,479

		1,886,397

Colombia - 0.3%

Ecopetrol SA ADR	1,757	70,790

Czech Republic - 0.4%

CEZ AS	720	27,745
Komercni Banka AS	225	41,941
Telefonica Czech Republic AS	1,470	31,358

		101,044

Egypt - 0.1%

Commercial International Bank SAE GDR	2,976	11,309
Orascom Construction Industries GDR	720	25,020

		36,329

Hong Kong - 4.2%

Beijing Enterprises Holdings Ltd	9,500	47,538
China Agri-Industries Holdings Ltd	19,000	11,666
China Everbright Ltd	8,000	8,340
China Merchants Holdings International Co Ltd	14,000	37,687
China Mobile Ltd ADR	8,450	411,599
China Overseas Land & Investment Ltd	26,000	37,136
China Resources Enterprise Ltd	10,000	32,783
China Resources Power Holdings Co Ltd	10,000	14,940
China Taiping Insurance Holdings Co Ltd *	15,400	29,674
China Unicom Ltd ADR	7,600	155,040
Citic Pacific Ltd	11,000	15,219
CNOOC Ltd ADR	1,300	208,390
Fosun International Ltd	71,500	35,877
Lenovo Group Ltd	72,000	48,142
Shanghai Industrial Holdings Ltd	5,169	14,427

		1,108,458

Hungary - 0.3%

MOL Hungarian Oil and Gas PLC *	390	26,287
OTP Bank PLC	4,369	64,342

		90,629

India - 8.8%

Adani Enterprises Ltd	1,199	12,600
Ambuja Cements Ltd	3,982	11,977
Asian Paints Ltd	136	8,751
Axis Bank Ltd	2,048	42,413
Bharat Heavy Electricals Ltd	673	22,222
Bharti Airtel Ltd	8,976	68,298
Cipla Ltd	1,701	9,800
DLF Ltd	2,593	11,463
Dr Reddys Laboratories Ltd ADR	1,900	56,620
GAIL India Ltd	5,282	43,983
GAIL India Ltd GDR	280	13,982
HDFC Bank Ltd	9,705	91,430
Hero MotoCorp Ltd	938	37,066
Hindalco Industries Ltd	15,938	42,090
Hindustan Unilever Ltd	8,174	56,630
ICICI Bank Ltd ADR	9,200	319,424
Idea Cellular Ltd *	5,106	10,187
Indian Oil Corp Ltd	7,289	46,394
Infosys Ltd	903	45,725
Infosys Ltd ADR	6,000	306,420
Infrastructure Development Finance Co Ltd	16,783	37,173
ITC Ltd	14,278	57,192
Jaiprakash Associates Ltd	8,883	12,969
Jindal Steel & Power Ltd	5,356	54,208
Kotak Mahindra Bank Ltd	2,754	25,369
Larsen & Toubro Ltd	1,154	31,399
Mahindra & Mahindra Ltd	3,208	52,310
NTPC Ltd	11,174	38,044
Oil & Natural Gas Corp Ltd	8,392	45,524
Power Grid Corp of India Ltd	22,814	45,631
Reliance Industries Ltd GDR (LI) ~	8,064	259,150
Reliance Power Ltd *	15,483	23,823
Sesa Goa Ltd	3,750	15,207
Shriram Transport Finance Co Ltd	534	6,592
State Bank of India	670	25,938
Sterlite Industries India Ltd ADR	8,800	81,048
Sun Pharmaceutical Industries Ltd	2,040	19,146
Tata Consultancy Services Ltd	4,264	87,997
Tata Motors Ltd ADR	3,200	49,216
Tata Power Co Ltd	7,070	14,286
Tata Steel Ltd	5,646	47,544
UltraTech Cement Ltd	342	7,925
Wipro Ltd	6,066	41,483

		2,336,649

Indonesia - 3.6%

P.T. Adaro Energy Tbk	212,500	40,444
P.T. Astra International Tbk	33,500	236,606
P.T. Bank Central Asia Tbk	156,000	134,420
P.T. Bank Mandiri Tbk	111,129	77,607
P.T. Bank Rakyat Indonesia Persero Tbk	176,000	115,477
P.T. Bumi Resources Tbk	122,000	26,655
P.T. Gudang Garam Tbk	13,000	76,190
P.T. Perusahaan Gas Negara Tbk	102,500	30,497
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	132,280
P.T. United Tractors Tbk	34,196	83,323

		953,499

Luxembourg - 0.1%

Evraz Group SA GDR * ~	1,923	29,847

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value

Malaysia - 4.4%

AMMB Holdings Bhd	9,700	$17,273
British American Tobacco Malaysia Bhd	3,600	50,261
CIMB Group Holdings Bhd	91,600	198,669
DiGi.Com Bhd	6,800	64,659
Genting Bhd	13,500	38,210
Genting Malaysia Bhd	61,900	67,286
IOI Corp Bhd	61,546	88,912
Kuala Lumpur Kepong Bhd	13,000	84,800
Malayan Banking Bhd	64,326	158,403
Maxis Bhd	27,900	46,140
MISC Bhd	23,160	42,327
PLUS Expressways Bhd	44,900	60,567
PPB Group Bhd	14,300	74,092
Sime Darby Bhd	41,100	106,924
YTL Corp Bhd	105,570	43,579
YTL Power International Bhd	55,000	29,101

		1,171,203

Mexico - 5.5%

Alfa SAB de CV ‘A’	4,300	44,183
America Movil SAB de CV ‘L’	29,072	32,094
America Movil SAB de CV ‘L’ ADR	15,300	337,824
Cemex SAB de CV ADR *	13,606	42,995
Coca-Cola Femsa SAB de CV ADR	600	53,238
Fomento Economico Mexicano SAB de CV ADR	3,600	233,352
Grupo Elektra SAB de CV	1,215	92,430
Grupo Financiero Banorte SAB de CV ‘O’	10,400	30,739
Grupo Financiero Inbursa SAB de CV ‘O’	12,400	20,734
Grupo Mexico SAB de CV ‘B’	37,765	89,317
Grupo Modelo SAB de CV ‘C’	2,949	16,667
Grupo Televisa SAB ADR	8,100	148,959
Impulsora del Desarrollo y el Empleo en America Latina SA de CV ‘B’ *	300	390
Industrias Penoles SA de CV ‘B’	1,075	39,476
Mexichem SAB de CV	13,700	41,193
Organizacion Soriana SAB de CV ‘B’ *	7,368	14,982
Telefonos de Mexico SAB de CV ‘L’ ADR	4,900	73,255
Wal-Mart de Mexico SAB de CV ‘V’	60,800	139,413

		1,451,241

Netherlands - 0.1%

X5 Retail Group NV GDR *	1,178	32,332

Peru - 0.2%

Cia de Minas Buenaventura SA ADR	1,198	45,213

Philippines - 0.5%

Ayala Corp	6,876	45,306
Bank of the Philippine Islands	8,000	10,157
Philippine Long Distance Telephone Co ADR	1,000	49,530
SM Investments Corp	1,220	14,485

		119,478

Poland - 1.2%

Bank Pekao SA	1,251	49,926
KGHM Polska Miedz SA	1,479	58,079
PGE SA	5,440	31,689
Polski Koncern Naftowy ORLEN SA *	4,829	52,798
Polskie Gornictwo Naftowe i Gazownictwo SA	22,886	27,871
Powszechna Kasa Oszczednosci Bank Polski SA	6,680	65,446
Telekomunikacja Polska SA	7,313	38,097

		323,906

Russia - 4.9%

Federal Hydrogenerating Co JSC ADR	17,420	59,925
Gazprom Neft JSC ADR	3,241	56,815
Gazprom OAO ADR (LI)	30,836	294,960
Gazprom OAO ADR (OTC)	19,496	186,187
Lukoil OAO ADR (LI)	3,725	187,522
Lukoil OAO ADR (OTC)	900	45,171
Mechel ADR	1,900	19,361
MMC Norilsk Nickel OJSC ADR	6,700	144,041
Novolipetsk Steel OJSC GDR ~	1,300	26,624
Polymetal GDR * ~	3,145	48,748
Rosneft Oil Co GDR ~	12,600	74,025
Surgutneftegaz OJSC ADR	5,928	47,319
Uralkali GDR (LI) ~	2,122	72,254
VTB Bank OJSC GDR ~	10,700	43,968

		1,306,920

South Africa - 8.4%

African Bank Investments Ltd	12,684	51,568
African Rainbow Minerals Ltd	1,851	39,492
Anglo American Platinum Ltd	1,008	68,893
AngloGold Ashanti Ltd ADR	4,400	181,984
ArcelorMittal South Africa Ltd	3,427	25,055
Aspen Pharmacare Holdings Ltd *	7,684	86,675
Barloworld Ltd	1,118	8,323
Bidvest Group Ltd	4,150	76,483
FirstRand Ltd	20,404	49,275
Gold Fields Ltd ADR	10,500	160,860
Harmony Gold Mining Co Ltd ADR	5,600	65,688
Impala Platinum Holdings Ltd	3,238	65,636
Imperial Holdings Ltd	1,203	15,639
Kumba Iron Ore Ltd	1,066	56,157
MMI Holdings Ltd	12,543	26,360
Mr. Price Group Ltd	1,970	16,350
MTN Group Ltd	11,949	195,496
Naspers Ltd ‘N’	5,411	234,225
Nedbank Group Ltd	3,927	66,375
Pretoria Portland Cement Co Ltd	640	1,830
Sanlam Ltd	21,483	71,629
Sasol Ltd ADR	4,200	170,520
Shoprite Holdings Ltd	6,798	95,182
Standard Bank Group Ltd	7,833	89,768
Steinhoff International Holdings Ltd *	36,530	101,220
Telkom SA Ltd	6,381	25,252
The Foschini Group Ltd	1,154	12,087
The SPAR Group Ltd	2,292	27,237
Tiger Brands Ltd	2,572	66,667
Truworths International Ltd	3,706	32,204
Vodacom Group Ltd	2,099	23,414
Woolworths Holdings Ltd	7,243	31,249

		2,238,793

South Korea - 13.9%

Amorepacific Corp	28	27,871
Cheil Industries Inc	540	37,408
Daelim Industrial Co Ltd	470	37,610
Daewoo International Corp	650	15,978
Daewoo Securities Co Ltd	1,980	17,138
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	28,239
Dongbu Insurance Co Ltd	1,180	49,695
Doosan Corp	175	19,784
Doosan Heavy Industries and Construction Co Ltd	193	9,018
Doosan Infracore Co Ltd *	1,790	26,889
E-Mart Co Ltd *	103	25,763
GS Engineering & Construction Corp	488	39,666
GS Holdings	712	33,953
Hana Financial Group Inc	2,120	61,609

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Hankook Tire Co Ltd	90	$3,026
Hanwha Chem Corp	1,080	23,050
Honam Petrochemical Corp	53	12,796
Hynix Semiconductor Inc	5,310	93,414
Hyundai Department Store Co Ltd	294	40,465
Hyundai Engineering & Construction Co Ltd	272	13,808
Hyundai Glovis Co Ltd	175	25,877
Hyundai Heavy Industries Co Ltd	334	77,421
Hyundai Merchant Marine Co Ltd	220	4,623
Hyundai Mipo Dockyard Co Ltd	263	22,677
Hyundai Mobis	479	136,038
Hyundai Motor Co	1,178	206,638
Hyundai Steel Co	510	37,246
Industrial Bank of Korea	2,980	33,511
Kangwon Land Inc	1,080	24,403
KB Financial Group Inc ADR	3,700	121,212
Kia Motors Corp	2,830	169,158
Korea Electric Power Corp ADR *	5,300	45,050
Korea Exchange Bank	1,170	6,869
Korea Gas Corp	550	14,111
Korea Kumho Petrochemical	349	53,671
Korea Zinc Co Ltd	171	41,866
Korean Air Lines Co Ltd	518	19,124
KT Corp ADR	2,400	35,472
KT&G Corp	1,026	63,997
LG Chem Ltd	464	122,927
LG Corp	858	42,770
LG Display Co Ltd ADR	3,700	30,155
LG Electronics Inc	1,029	58,853
LG Household & Health Care Ltd	171	76,951
Lotte Shopping Co Ltd	119	39,785
NCSoft Corp	53	14,984
NHN Corp *	256	48,263
OCI Co Ltd	113	19,252
POSCO ADR	2,500	190,025
S-Oil Corp	135	11,721
Samsung C&T Corp	927	54,092
Samsung Electro-Mechanics Co Ltd	648	39,723
Samsung Electronics Co Ltd	824	577,223
Samsung Engineering Co Ltd	386	74,800
Samsung Fire & Marine Insurance Co Ltd	425	75,890
Samsung Heavy Industries Co Ltd	880	20,198
Samsung SDI Co Ltd	434	41,690
Samsung Securities Co Ltd	390	16,837
Samsung Techwin Co Ltd	505	22,998
Shinhan Financial Group Co Ltd	1,290	45,112
Shinhan Financial Group Co Ltd ADR	2,100	143,724
Shinsegae Co Ltd	36	8,193
SK C&C Co Ltd	172	20,893
SK Holdings Co Ltd	260	28,912
SK Innovation Co Ltd	400	46,997
SK Telecom Co Ltd ADR	3,000	42,210
Woori Finance Holdings Co Ltd	1,410	11,572

		3,682,894

Taiwan - 11.2%

Acer Inc	36,156	43,849
Advanced Semiconductor Engineering Inc ADR	24,402	102,976
Asia Cement Corp	37,873	38,981
Asustek Computer Inc	3,667	27,386
AU Optronics Corp ADR	16,068	63,629
Catcher Technology Co Ltd	11,000	63,095
Cathay Financial Holding Co Ltd	72,828	82,558
Chang Hwa Commercial Bank	100,280	56,995
Cheng Shin Rubber Industry Co Ltd	14,400	29,828
Chimei InnoLux Corp *	53,968	21,527
China Development Financial Holding Corp	144,834	41,759
China Life Insurance Co Ltd	27,375	25,749
China Petrochemical Development Corp	15,400	16,378
China Steel Corp	98,482	95,717
Chinatrust Financial Holding Co Ltd	50,602	28,780
Chunghwa Telecom Co Ltd ADR	4,506	148,698
Compal Electronics Inc	45,092	41,031
Delta Electronics Inc	22,000	51,492
E.Sun Financial Holding Co Ltd	79,464	38,776
Epistar Corp	8,000	13,936
Far Eastern New Century Corp	18,216	18,556
Far EasTone Telecommunications Co Ltd	20,000	29,550
First Financial Holding Co Ltd	44,806	28,685
Formosa Chemicals & Fibre Corp	18,540	47,776
Formosa Petrochemical Corp	13,000	35,537
Formosa Plastics Corp	27,820	73,552
Foxconn Technology Co Ltd	8,400	26,706
Fubon Financial Holding Co Ltd	58,426	60,467
Hon Hai Precision Industry Co Ltd	70,514	157,410
HTC Corp	5,572	122,411
Hua Nan Financial Holdings Co Ltd	90,995	54,435
Largan Precision Co Ltd	2,000	46,178
Lite-On Technology Corp	54,813	49,695
Macronix International Co Ltd	24,000	8,127
MediaTek Inc	5,020	54,696
Mega Financial Holding Co Ltd	89,760	61,712
Nan Ya Plastics Corp	48,410	104,213
Pegatron Corp	8,090	7,452
Pou Chen Corp	24,000	17,230
Powertech Technology Inc	3,300	7,023
Quanta Computer Inc	27,000	51,786
Ruentex Industries Ltd *	3,000	4,595
Siliconware Precision Industries Co	31,000	30,456
SinoPac Financial Holdings Co Ltd	109,515	35,057
Synnex Technology International Corp	4,000	8,646
Taishin Financial Holding Co Ltd	46,010	17,629
Taiwan Cement Corp	41,693	44,186
Taiwan Cooperative Bank	41,976	25,242
Taiwan Fertilizer Co Ltd	11,000	26,635
Taiwan Glass Industrial Corp	9,064	10,039
Taiwan Mobile Co Ltd	26,000	63,902
Taiwan Semiconductor Manufacturing Co Ltd	177,779	402,805
Tatung Co Ltd *	10,532	3,878
Uni-President Enterprises Corp	47,474	61,116
Unimicron Technology Corp	12,000	16,820
United Microelectronics Corp	80,000	29,424
Walsin Lihwa Corp	13,000	3,808
Wintek Corp	14,299	11,011
Wistron Corp	28,671	32,106
WPG Holdings Ltd	9,000	10,320
Yuanta Financial Holding Co Ltd *	38,210	19,150
Yulon Motor Co Ltd	7,000	13,026

		2,966,188

Thailand - 2.0%

Advanced Info Service PCL	18,500	75,709
Bangkok Bank PCL NVDR	2,600	11,632
Banpu PCL	1,150	19,408
CP All PCL	14,600	22,398
Kasikornbank PCL NVDR	27,500	101,695
Krung Thai Bank PCL	81,900	39,912
PTT Exploration & Production PCL	18,600	82,104
PTT PCL	12,000	98,687
Siam Commercial Bank PCL	24,200	81,522

		533,067

Turkey - 1.7%

Akbank TAS	11,559	45,435
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	41,086
BIM Birlesik Magazalar AS	1,514	41,653
KOC Holding AS	9,933	36,858
Tupras Turkiye Petrol Rafinerileri AS	2,068	42,604
Turk Telekomunikasyon AS	10,513	44,996

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

	Shares	Value
Turkcell Iletisim Hizmetleri AS ADR *	7,300	$82,344
Turkiye Garanti Bankasi AS	16,603	64,373
Turkiye Is Bankasi ‘C’	20,672	53,234

		452,583

Total Common Stocks
(Cost $23,673,334)		24,229,544

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.010% due 10/03/11 (Dated 09/30/11, repurchase price of $468,876; collateralized by Federal Home Loan Bank: 0.000% due 03/28/12 and value $479,760)	$468,876	468,876

Total Short-Term Investment
(Cost $468,876)		468,876

TOTAL INVESTMENTS - 100.0%
(Cost $26,090,597)		26,569,330

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(7,158)

NET ASSETS - 100.0%		$26,562,172

Notes to Schedule of Investments

(a)	As of September 30, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.6%
Materials	14.0%
Energy	13.1%
Information Technology	12.0%
Telecommunication Services	9.6%
Consumer Discretionary	9.0%
Consumer Staples	8.3%
Industrials	6.4%
Utilities	3.4%
Short-Term Investment	1.8%
Health Care	0.8%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of September 30, 2011, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 to Supplemental Notes to Schedule of Investments) as of September 30, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		September 30, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$2,094	$-	$2,094	$-
	Preferred Stocks (1)	1,868,816	1,868,816	-	-
	Common Stocks
	Bermuda	225,024	64,540	160,484	-
	Brazil	1,947,221	1,947,221	-	-
	Cayman	550,380	-	550,380	-
	Chile	569,459	569,459	-	-
	China	1,886,397	603,364	1,283,033	-
	Colombia	70,790	70,790	-	-
	Czech Republic	101,044	-	101,044	-
	Egypt	36,329	36,329	-	-
	Hong Kong	1,108,458	775,029	333,429	-
	Hungary	90,629	-	90,629	-
	India	2,336,649	812,728	1,523,921	-
	Indonesia	953,499	132,280	821,219	-
	Luxembourg	29,847	-	29,847	-
	Malaysia	1,171,203	-	1,171,203	-
	Mexico	1,451,241	1,451,241	-	-
	Netherlands	32,332	-	32,332	-
	Peru	45,213	45,213	-	-
	Philippines	119,478	49,530	69,948	-
	Poland	323,906	-	323,906	-
	Russia	1,306,920	516,856	790,064	-
	South Africa	2,238,793	579,052	1,659,741	-
	South Korea	3,682,894	607,848	3,075,046	-
	Taiwan	2,966,188	315,303	2,650,885	-
	Thailand	533,067	-	533,067	-
	Turkey	452,583	82,344	370,239	-

		24,229,544	8,659,127	15,570,417	-
	Short-Term Investment	468,876	-	468,876	-

	Total	$26,569,330	$10,527,943	$16,041,387	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 232

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2011 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
∧	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2011. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ψ	Investments were in default as of September 30, 2011.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of September 30, 2011.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers‘‘, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board‘).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, swap contracts and/or reverse repurchase agreements as of September 30, 2011.
+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2 in Supplemental Notes to Schedules of Investments).
Δ	Illiquid investments. Investments were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures (See Note 3 in Supplemental Notes to Schedules of Investments).
#	Securities purchased on a when-issued basis.

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indonesian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippines Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	NASDAQ Stock Market
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
NYSE	New York Stock Exchange
NZX	New Zealand Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
TSE	Toronto Stock Exchange
XASE	NYSE Amex Exchange
XETR	Frankfurt Stock Exchange
XNGS	NASDAQ Global Select Market Exchange
XSWX	Six Swiss Exchange
XVTX	Virt-X Pan-European Stock Exchange

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (Unaudited)

1. DETERMINATION OF NET ASSET VALUE

Each portfolio of the Pacific Select Fund (the “Fund”) is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV per share is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the portfolios of the Fund is discussed in further detail below.

Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

2. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Fund’s Board of Trustees (the “Board”).

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments in other portfolios maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940, as amended (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments

For domestic equity investments, the portfolios use the last reported sale price or official closing price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and asked prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by benchmark, matrix, or other pricing processes approved by the Board.

Pacific Dynamix Portfolios

The investments of the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios, (collectively, the “Pacific Dynamix Portfolios”) consist primarily of Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “PD Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios, (collectively, the “Portfolio Optimization Portfolios”) consist primarily of Class P shares of the Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected,

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value Portfolios (collectively the “Portfolio Optimization Underling Portfolios”), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board

The Board has adopted procedures (“Fund Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Fund Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. The semi-annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any Pacific Dynamix Underlying Portfolio (see Note 5).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several Portfolio Optimization Underlying Portfolio (see Note 5).

The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors noted above.

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the Cash Management Portfolio must be denominated in U.S. dollars.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of September 30, 2011 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2011, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not substantially the same securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

4. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at the end of the period. For the period ended September 30, 2011, there were no significant transfers between Level 1, Level 2 and Level 3. A summary of each portfolio’s investments as of September 30, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Swaps

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

5. INVESTMENTS WITH AFFILIATES

The 1940 Act, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the reporting period. As of September 30, 2011, each of the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios owned shares in each of the affiliated applicable Pacific Dynamix Underlying Portfolios and Portfolio Optimization Underlying Portfolios, respectively. A summary of transactions for the period ended September 30, 2011 and total investments by each of the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios in each of the Pacific Dynamix Underlying Portfolios and Portfolio Optimization Underlying Portfolios, respectively, as of September 30, 2011 is as follows:

						Change in
	Value as of		Distributions		Net	Unrealized	As of September 30, 2011
Portfolio/Pacific Dynamix	December 31,	Purchase	Received and	Sales	Realized	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	(Depreciation)	Value	Balance	Percentage
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$76,110,727	$12,267,198	$615,843	$30,534,888	$1,597,834	$2,040,583	$62,097,297	5,576,615	34.03%
PD High Yield Bond Market ‘P’	6,531,848	2,958,565	120,594	2,491,958	172,199	(377,323)	6,913,925	625,039	9.74%
PD Large-Cap Growth Index ‘P’	13,031,466	6,449,395	6,896	6,874,390	1,296,483	(1,846,928)	12,062,922	911,448	15.22%
PD Large-Cap Value Index ‘P’	18,690,930	5,899,925	3,441	9,210,533	1,503,929	(2,555,491)	14,332,201	1,160,155	15.42%
PD Small-Cap Growth Index ‘P’	2,108,405	1,159,985	4,949	973,853	300,061	(565,516)	2,034,031	157,106	8.94%
PD Small-Cap Value Index ‘P’	3,111,157	1,703,988	13,746	1,240,016	272,449	(840,345)	3,020,979	255,288	11.13%
PD International Large-Cap ‘P’	10,197,505	6,939,868	3,646	4,748,219	645,748	(2,287,347)	10,751,201	931,181	14.60%
PD Emerging Markets ‘P’	-	1,049,575	90	-	145	(238,217)	811,593	63,021	3.06%

Total	$129,782,038	$38,428,499	$769,205	$56,073,857	$5,788,848	($6,670,584)	$112,024,149

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$55,224,358	$29,366,585	$887,494	$4,835,054	$510,724	$3,657,929	$84,812,036	7,616,501	46.48%
PD High Yield Bond Market ‘P’	6,215,597	8,097,811	196,247	1,982,124	247,661	(877,993)	11,897,199	1,075,541	16.77%
PD Large-Cap Growth Index ‘P’	26,968,073	16,047,890	23,920	3,442,857	1,138,684	(4,168,587)	36,567,123	2,762,932	46.12%
PD Large-Cap Value Index ‘P’	32,529,642	18,851,383	11,652	2,529,214	798,327	(6,170,770)	43,491,020	3,520,487	46.78%
PD Small-Cap Growth Index ‘P’	4,827,526	2,705,228	10,410	91,210	77,134	(1,243,187)	6,285,901	485,514	27.63%
PD Small-Cap Value Index ‘P’	6,381,567	4,495,186	27,780	113,247	42,330	(1,935,380)	8,898,236	751,947	32.79%
PD International Large-Cap ‘P’	21,078,182	19,264,848	12,942	784,510	230,998	(6,446,545)	33,355,915	2,889,017	45.30%
PD Emerging Markets ‘P’	4,846,806	3,122,915	612	12,224	6,115	(1,598,222)	6,366,002	494,327	23.97%

Total	$158,071,751	$101,951,846	$1,171,057	$13,790,440	$3,051,973	($18,782,755)	$231,673,432

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

						Change in
	Value as of		Distributions		Net	Unrealized	As of September 30, 2011
Portfolio/Pacific Dynamix	December 31,	Purchase	Received and	Sales	Realized	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	(Depreciation)	Value	Balance	Percentage
Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$21,361,865	$13,951,043	$359,545	$1,794,939	$161,218	$1,529,898	$35,568,630	3,194,222	19.49%
PD Large-Cap Growth Index ‘P’	22,293,837	12,561,091	21,498	1,396,224	441,382	(3,268,411)	30,653,173	2,316,087	38.66%
PD Large-Cap Value Index ‘P’	26,269,414	15,048,283	10,154	1,520,003	443,437	(5,112,434)	35,138,851	2,844,400	37.80%
PD Small-Cap Growth Index ‘P’	6,456,304	4,321,784	15,632	363,116	180,067	(1,826,282)	8,784,389	678,494	38.61%
PD Small-Cap Value Index ‘P’	7,434,744	5,458,395	35,433	376,494	110,350	(2,385,139)	10,277,289	868,484	37.87%
PD International Large-Cap ‘P’	20,205,339	13,553,941	10,652	574,444	96,358	(5,517,151)	27,774,695	2,405,617	37.72%
PD Emerging Markets ‘P’	4,404,438	4,467,155	693	296,360	90,654	(1,885,162)	6,781,418	526,585	25.53%

Total	$108,425,941	$69,361,692	$453,607	$6,321,580	$1,523,466	($18,464,681)	$154,978,445

					Net	Change in
	Value as of		Distributions		Realized	Unrealized	As of September 30, 2011
Portfolio/Portfolio Optimization	December 31,	Purchase	Received and	Sales	Gain	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	(Loss) (3)	(Depreciation)	Value	Balance	Percentage
Portfolio Optimization Conservative
Diversified Bond ‘P’	$-	$604,481,327	$238,472	$22,761,296	($71,847)	$7,322,797	$589,209,453	56,827,100	19.26%
Floating Rate Loan ‘P’	-	302,240,663	227,756	11,380,648	(516,912)	(6,157,127)	284,413,732	38,815,694	29.34%
High Yield Bond ‘P’	-	226,680,498	244,304	8,535,486	(560,454)	(13,970,289)	203,858,573	33,866,768	21.21%
Inflation Managed ‘P’	-	377,800,829	73,310	14,225,810	412,369	8,126,745	372,187,443	29,091,901	16.93%
Inflation Protection ‘P’	-	264,460,580	-	9,958,067	376,491	8,849,313	263,728,317	24,984,699	17.25%
Managed Bond ‘P’	-	793,381,741	-	29,874,201	86,542	(10,271,259)	753,322,823	63,502,117	16.00%
Short Duration Bond ‘P’	-	415,580,911	71,672	15,648,391	(54,337)	(1,575,754)	398,374,101	42,079,316	25.25%
Comstock ‘P’	-	113,340,249	-	4,267,743	(267,159)	(13,767,285)	95,038,062	12,631,729	5.43%
Equity Index ‘P’	-	75,560,166	-	2,845,162	(117,880)	(6,882,659)	65,714,465	2,623,430	4.50%
Large-Cap Growth ‘P’	-	75,560,166	-	2,845,162	(34,331)	(6,762,302)	65,918,371	11,966,464	6.54%
Large Cap-Value ‘P’	-	151,120,331	-	5,690,324	(314,922)	(15,399,701)	129,715,384	12,440,080	5.71%
Long/Short Large Cap ‘P’	-	75,560,166	-	2,845,162	(133,097)	(8,116,572)	64,465,335	7,842,064	5.01%
Mid Cap Equity ‘P’	-	113,340,249	-	4,267,743	(335,027)	(15,808,391)	92,929,088	7,458,821	7.46%
International Large Cap ‘P’	-	113,340,249	-	4,267,743	(351,649)	(17,014,257)	91,706,600	16,271,656	5.35%
International Value ‘P’	-	75,560,166	-	2,845,162	(247,911)	(11,927,758)	60,539,335	6,697,652	5.72%

Total	$-	$3,778,008,291	$855,514	$142,258,100	($2,130,124)	($103,354,499)	$3,531,121,082

Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$-	$520,277,674	$133,441	$25,713,850	$109,738	$7,391,349	$502,198,352	48,435,197	16.42%
Floating Rate Loan ‘P’	-	260,138,837	127,408	12,856,925	(299,339)	(5,748,951)	241,361,030	32,940,027	24.90%
High Yield Bond ‘P’	-	216,782,364	151,494	10,714,104	(375,191)	(13,705,007)	192,139,556	31,919,903	19.99%
Inflation Managed ‘P’	-	346,851,783	43,817	17,142,566	534,855	9,404,881	339,692,770	26,551,967	15.45%
Inflation Protection ‘P’	-	216,782,364	-	10,714,104	389,224	8,516,482	214,973,966	20,365,882	14.07%
Managed Bond ‘P’	-	737,060,039	-	36,427,954	146,215	(8,738,274)	692,040,026	58,336,221	14.69%
Short Duration Bond ‘P’	-	346,851,784	38,897	17,142,566	(25,042)	(1,267,359)	328,455,714	34,694,002	20.81%
American Funds Growth ‘P’	-	41,320,783	-	-	(0)	(5,302,806)	36,017,977	4,858,567	7.68%
Comstock ‘P’	-	173,425,891	-	8,571,283	(548,212)	(22,573,964)	141,732,432	18,837,986	8.09%
Dividend Growth ‘P’	-	86,712,946	-	4,285,642	(215,133)	(8,493,344)	73,718,827	8,210,310	9.49%
Equity Index ‘P’	-	130,069,419	-	6,428,462	(288,752)	(12,700,909)	110,651,296	4,417,382	7.58%
Growth LT ‘P’	-	43,356,473	-	2,142,821	(94,983)	(5,074,230)	36,044,439	2,089,111	6.20%
Large-Cap Growth ‘P’	-	88,866,688	-	6,546,515	(79,033)	(7,943,550)	74,297,590	13,487,583	7.37%
Large-Cap Value ‘P’	-	216,782,364	-	10,714,104	(647,628)	(23,993,898)	181,426,734	17,399,347	7.98%
Long/Short Large-Cap ‘P’	-	130,069,419	-	6,428,462	(321,948)	(14,933,873)	108,385,136	13,184,810	8.42%
Main Street Core ‘P’	-	86,712,946	-	4,285,642	(161,385)	(7,108,235)	75,157,684	4,297,698	9.59%
Mid-Cap Equity ‘P’	-	86,712,946	-	4,285,642	(361,025)	(13,125,071)	68,941,208	5,533,468	5.53%
Mid-Cap Growth ‘P’	-	86,712,946	-	4,285,642	(182,270)	(12,917,335)	69,327,699	7,730,733	9.13%
Mid-Cap Value ‘P’	-	86,712,946	-	4,285,641	(399,192)	(15,469,805)	66,558,308	5,588,619	7.83%
Small-Cap Equity ‘P’	-	43,356,473	-	2,142,821	(188,570)	(7,455,267)	33,569,815	2,889,389	4.10%
Emerging Markets ‘P’	-	43,356,473	-	2,142,821	(127,149)	(7,068,551)	34,017,952	2,524,490	3.51%
International Large-Cap ‘P’	-	173,425,891	-	8,571,283	(630,308)	(27,441,877)	136,782,423	24,269,536	7.97%
International Small-Cap ‘P’	-	86,712,946	-	4,285,642	(255,950)	(13,508,755)	68,662,599	9,533,052	6.78%
International Value ‘P’	-	86,712,946	-	4,285,642	(338,466)	(14,474,159)	67,614,679	7,480,419	6.39%

Total	$-	$4,335,765,341	$495,057	$214,400,134	($4,359,544)	($223,732,508)	$3,893,768,212

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

					Net	Change in
	Value as of		Distributions		Realized	Unrealized	As of September 30, 2011
Portfolio/Portfolio Optimization	December 31,	Purchase	Received and	Sales	Gain	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	(Loss) (3)	(Depreciation)	Value	Balance	Percentage
Portfolio Optimization Moderate
Diversified Bond ‘P’	$-	$1,278,254,831	$107,988	$66,276,722	$657,415	$18,329,735	$1,231,073,247	118,732,518	40.25%
Floating Rate Loan ‘P’	-	479,345,561	77,329	24,853,771	(401,688)	(10,612,059)	443,555,372	60,534,734	45.76%
High Yield Bond ‘P’	-	639,127,416	147,357	33,138,361	(681,900)	(40,325,505)	565,129,007	93,884,171	58.80%
Inflation Managed ‘P’	-	958,691,123	39,857	49,707,541	1,629,431	26,418,579	937,071,449	73,245,862	42.63%
Inflation Protection ‘P’	-	639,127,415	-	33,138,361	1,175,332	25,381,445	632,545,831	59,925,182	41.38%
Managed Bond ‘P’	-	2,236,945,954	-	115,984,263	627,285	(26,159,111)	2,095,429,865	176,636,402	44.49%
Short Duration Bond ‘P’	-	479,345,562	17,702	24,853,771	(753)	(1,736,214)	452,772,526	47,825,293	28.69%
American Funds Growth ‘P’	-	158,023,945	-	-	-	(20,270,096)	137,753,849	18,582,005	29.37%
American Funds Growth-Income ‘P’	-	474,071,835	-	-	-	(54,762,330)	419,309,505	50,579,279	48.27%
Comstock ‘P’	-	798,909,269	-	41,422,951	(2,488,777)	(104,017,317)	650,980,224	86,523,292	37.16%
Dividend Growth ‘P’	-	319,563,708	-	16,569,180	(789,913)	(31,328,326)	270,876,289	30,168,389	34.88%
Equity Index ‘P’	-	641,088,901	-	41,626,528	(1,684,372)	(61,664,633)	536,113,368	21,402,528	36.72%
Growth LT ‘P’	-	319,563,708	-	16,569,180	(671,127)	(37,341,772)	264,981,629	15,358,156	45.58%
Large-Cap Growth ‘P’	-	481,307,047	-	33,341,938	(302,714)	(43,055,523)	404,606,872	73,450,143	40.15%
Large-Cap Value ‘P’	-	1,118,472,977	-	57,992,131	(3,351,604)	(123,977,894)	933,151,348	89,491,906	41.07%
Long/Short Large-Cap ‘P’	-	641,088,901	-	41,626,528	(1,963,818)	(72,491,580)	525,006,975	63,865,926	40.78%
Main Street Core ‘P’	-	321,525,193	-	25,057,347	(824,740)	(25,571,468)	270,071,638	15,443,347	34.46%
Mid-Cap Equity ‘P’	-	479,345,562	-	24,853,771	(2,051,169)	(72,663,407)	379,777,215	30,482,276	30.48%
Mid-Cap Growth ‘P’	-	319,563,708	-	16,569,180	(658,181)	(47,507,637)	254,828,710	28,415,954	33.57%
Mid-Cap Value ‘P’	-	479,345,562	-	24,853,771	(2,327,541)	(85,588,728)	366,575,522	30,779,794	43.10%
Small-Cap Equity ‘P’	-	159,781,854	-	8,284,590	(746,649)	(27,498,543)	123,252,072	10,608,434	15.05%
Small-Cap Growth ‘P’	-	159,781,854	-	8,284,590	(904,089)	(28,860,758)	121,732,417	12,189,358	31.75%
Small-Cap Value ‘P’	-	159,781,854	-	8,284,590	(384,501)	(19,618,462)	131,494,301	10,598,119	44.12%
Emerging Markets ‘P’	-	479,345,562	-	24,853,771	(1,374,592)	(78,100,061)	375,017,138	27,830,216	38.66%
International Large-Cap ‘P’	-	798,909,269	-	41,422,951	(2,745,899)	(126,371,196)	628,369,223	111,492,609	36.64%
International Small-Cap ‘P’	-	479,345,562	-	24,853,771	(1,412,246)	(74,572,265)	378,507,280	52,551,603	37.35%
International Value ‘P’	-	479,345,562	-	24,853,771	(1,830,542)	(79,980,286)	372,680,963	41,230,837	35.21%

Total	$-	$15,978,999,695	$390,233	$829,273,329	($23,507,352)	($1,223,945,412)	$13,902,663,835

Portfolio Optimization Growth
Diversified Bond ‘P’	$-	$695,667,323	$29,100	$29,174,638	$280,972	$10,084,189	$676,886,946	65,283,274	22.13%
Inflation Managed ‘P’	-	556,533,858	11,463	23,339,710	709,380	15,493,014	549,408,005	42,944,285	24.99%
Inflation Protection ‘P’	-	417,400,393	-	17,504,783	563,593	16,744,298	417,203,501	39,524,402	27.30%
Managed Bond ‘P’	-	1,113,067,716	-	46,679,420	247,894	(13,145,960)	1,053,490,230	88,805,036	22.37%
Short Duration Bond ‘P’	-	417,400,394	7,628	17,504,783	4,585	(1,526,764)	398,381,060	42,080,051	25.25%
American Funds Growth ‘P’	-	276,511,867	-	-	-	(35,468,598)	241,043,269	32,515,006	51.39%
American Funds Growth-Income ‘P’	-	414,767,801	-	-	-	(47,911,484)	366,856,317	44,252,104	42.23%
Comstock ‘P’	-	834,800,787	-	35,009,566	(1,720,116)	(109,962,837)	688,108,268	91,458,066	39.28%
Dividend Growth ‘P’	-	418,105,776	-	21,531,621	(836,069)	(41,025,971)	354,712,115	39,505,462	45.68%
Equity Index ‘P’	-	696,720,133	-	35,184,845	(1,109,388)	(68,140,805)	592,285,095	23,644,996	40.57%
Growth LT ‘P’	-	278,972,312	-	15,696,694	(462,486)	(32,461,263)	230,351,869	13,351,039	39.62%
Large-Cap Growth ‘P’	-	418,095,248	-	21,471,519	(54,332)	(38,149,859)	358,419,538	65,065,545	35.56%
Large-Cap Value ‘P’	-	973,934,252	-	40,844,493	(1,960,361)	(109,215,473)	821,913,925	78,823,917	36.18%
Long/Short Large-Cap ‘P’	-	557,586,668	-	29,349,917	(1,089,800)	(63,964,680)	463,182,271	56,345,089	35.97%
Main Street Core ‘P’	-	418,453,204	-	23,514,990	(571,096)	(34,120,218)	360,246,900	20,599,786	45.97%
Mid-Cap Equity ‘P’	-	695,667,323	-	29,174,638	(2,037,283)	(106,718,292)	557,737,110	44,765,973	44.76%
Mid-Cap Growth ‘P’	-	417,400,394	-	17,504,783	(552,103)	(62,757,442)	336,586,066	37,532,719	44.34%
Mid-Cap Value ‘P’	-	417,400,394	-	17,504,783	(1,387,404)	(75,436,579)	323,071,628	27,126,956	37.98%
Small-Cap Equity ‘P’	-	695,667,323	-	29,174,638	(2,232,369)	(121,177,792)	543,082,524	46,743,676	66.32%
Small-Cap Growth ‘P’	-	278,266,929	-	11,669,855	(1,079,586)	(50,887,023)	214,630,465	21,491,463	55.99%
Small-Cap Value ‘P’	-	139,133,464	-	5,834,928	(225,334)	(17,278,598)	115,794,604	9,332,762	38.85%
Real Estate ‘P’	-	278,266,929	-	11,669,855	(449,563)	(37,054,465)	229,093,046	17,096,149	75.26%
Emerging Markets ‘P’	-	556,533,858	-	23,339,711	(1,127,877)	(91,711,047)	440,355,223	32,678,989	45.40%
International Large-Cap ‘P’	-	834,800,787	-	35,009,566	(1,967,334)	(133,595,373)	664,228,514	117,855,183	38.73%
International Small-Cap ‘P’	-	556,533,858	-	23,339,710	(1,073,604)	(87,590,723)	444,529,821	61,718,112	43.86%
International Value ‘P’	-	556,533,858	-	23,339,710	(1,428,584)	(93,962,153)	437,803,411	48,435,533	41.36%

Total	$-	$13,914,222,849	$48,191	$584,369,156	($19,558,265)	($1,430,941,898)	$11,879,401,721

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

					Net	Change in
	Value as of		Distributions		Realized	Unrealized	As of September 30, 2011
Portfolio/Portfolio Optimization	December 31,	Purchase	Received and	Sales	Gain	Appreciation		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	(Loss) (3)	(Depreciation)	Value	Balance	Percentage
Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$-	$62,466,955	$1,984	$4,041,157	$35,326	$884,347	$59,347,455	5,723,845	1.94%
Managed Bond ‘P’	-	124,933,910	-	8,082,314	34,584	(1,440,887)	115,445,293	9,731,579	2.45%
American Funds Growth ‘P’	-	62,201,906	-	-	-	(7,978,138)	54,223,768	7,314,397	11.56%
American Funds Growth-Income ‘P’	-	93,302,859	-	-	-	(10,776,831)	82,526,028	9,954,716	9.50%
Comstock ‘P’	-	218,634,342	-	14,144,049	(477,683)	(28,118,861)	175,893,749	23,378,446	10.04%
Dividend Growth ‘P’	-	93,810,460	-	7,436,759	(185,281)	(8,938,413)	77,250,007	8,603,589	9.95%
Equity Index ‘P’	-	187,565,085	-	14,175,745	(242,107)	(17,869,466)	155,277,767	6,198,944	10.63%
Growth LT ‘P’	-	62,576,982	-	5,416,180	(77,233)	(7,052,903)	50,030,666	2,899,744	8.60%
Large-Cap Growth ‘P’	-	125,042,295	-	9,436,815	112,737	(11,131,048)	104,587,169	18,986,189	10.38%
Large-Cap Value ‘P’	-	249,867,820	-	16,164,627	(539,688)	(27,357,986)	205,805,519	19,737,343	9.06%
Long/Short Large-Cap ‘P’	-	156,331,607	-	12,155,166	(274,140)	(17,467,829)	126,434,472	15,380,471	9.82%
Main Street Core ‘P’	-	93,864,652	-	8,114,009	(80,259)	(7,413,876)	78,256,508	4,474,896	9.98%
Mid-Cap Equity ‘P’	-	187,400,865	-	12,123,471	(635,301)	(28,061,434)	146,580,659	11,765,087	11.77%
Mid-Cap Growth ‘P’	-	124,933,910	-	8,082,314	(143,421)	(18,343,675)	98,364,500	10,968,627	12.96%
Mid-Cap Value ‘P’	-	124,933,910	-	8,082,314	(493,737)	(22,035,107)	94,322,752	7,919,882	11.09%
Small-Cap Equity ‘P’	-	156,167,387	-	10,102,892	(589,988)	(26,546,599)	118,927,908	10,236,248	14.53%
Small-Cap Growth ‘P’	-	62,466,955	-	4,041,157	(279,671)	(11,149,241)	46,996,886	4,705,911	12.26%
Small-Cap Index ‘P’	-	62,466,955	-	4,041,157	(233,324)	(11,005,914)	47,186,560	4,916,112	100.00%
Small-Cap Value ‘P’	-	62,466,955	-	4,041,157	(100,387)	(7,574,257)	50,751,154	4,090,419	17.03%
Real Estate ‘P’	-	93,700,433	-	6,061,735	(142,537)	(12,184,654)	75,311,507	5,620,148	24.74%
Emerging Markets ‘P’	-	156,167,387	-	10,102,892	(405,937)	(25,116,366)	120,542,192	8,945,498	12.43%
International Large-Cap ‘P’	-	249,867,820	-	16,164,628	(712,683)	(39,027,695)	193,962,814	34,415,149	11.31%
International Small-Cap ‘P’	-	156,167,387	-	10,102,892	(321,169)	(23,996,194)	121,747,132	16,903,260	12.01%
International Value ‘P’	-	156,167,387	-	10,102,892	(479,002)	(25,735,398)	119,850,095	13,259,383	11.32%

Total	$-	$3,123,506,224	$1,984	$202,216,322	($6,230,901)	($395,438,425)	$2,519,622,560

(1) Purchased cost excludes distributions received and reinvested.
(2) Distributions received include distributions from net investment income, if any.
(3) Net realized gain includes distributions from capital gains, if any.

6. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company, dated April 17, 2009 (“Agreement”), to provide securities lending services to the portfolio. Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Each portfolio manager of the portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2011, were as follows:

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Cash Management	$977,941,870	$-	$-	$-	$-	$-
Diversified Bond	3,708,405,741	121,934,044	(89,165,521)	32,768,523	19,372,339	52,140,862
Floating Rate Loan	1,065,383,305	3,823,053	(35,902,658)	(32,079,605)	(1,971)	(32,081,576)
High Yield Bond	1,308,082,785	15,027,516	(93,577,349)	(78,549,833)	-	(78,549,833)
Inflation Managed	4,837,040,277	59,099,343	(96,734,375)	(37,635,032)	(910,625)	(38,545,657)
Inflation Protected	1,480,018,216	24,326,496	(12,959,738)	11,366,758	13,315,525	24,682,283
Managed Bond	7,811,221,120	271,677,725	(208,300,910)	63,376,815	(2,226,828)	61,149,987

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Short Duration Bond	$1,811,058,712	$16,558,087	($20,084,280)	($3,526,193)	$84,150	($3,442,043)
American Funds Growth	691,823,859	37,417,099	(72,466,071)	(35,048,972)	-	(35,048,972)
American Funds Growth-Income	1,143,077,711	19,417,338	(117,119,347)	(97,702,009)	-	(97,702,009)
Comstock	1,884,924,242	225,919,562	(257,752,939)	(31,833,377)	-	(31,833,377)
Dividend Growth	923,335,747	52,893,590	(77,313,743)	(24,420,153)	893	(24,419,260)
Equity Index	1,836,513,011	427,790,584	(109,268,754)	318,521,830	(1,357,064)	317,164,766
Focused 30	104,695,762	12,618,792	(16,297,500)	(3,678,708)	(551)	(3,679,259)
Growth LT	993,660,524	78,123,796	(113,004,041)	(34,880,245)	1,532,089	(33,348,156)
Large-Cap Growth	1,019,818,776	148,433,774	(73,339,594)	75,094,180	-	75,094,180
Large-Cap Value	2,416,692,085	327,975,044	(216,132,386)	111,842,658	90,978	111,933,636
Long/Short Large-Cap	1,898,583,348	62,897,324	(270,790,462)	(207,893,138)	54,366,913	(153,526,225)
Main Street Core	1,228,827,498	145,023,054	(99,429,661)	45,593,393	(13,777)	45,579,616
Mid-Cap Equity	1,658,460,420	63,060,134	(186,391,473)	(123,331,339)	-	(123,331,339)
Mid-Cap Growth	894,506,584	136,669,668	(104,725,895)	31,943,773	(10,114)	31,933,659
Mid-Cap Value	1,062,790,090	12,458,886	(183,994,318)	(171,535,432)	-	(171,535,432)
Small-Cap Equity	1,011,353,889	32,386,833	(191,972,947)	(159,586,114)	(222,335)	(159,808,449)
Small-Cap Growth	467,578,442	68,431,882	(52,155,707)	16,276,175	-	16,276,175
Small-Cap Index	445,513,580	42,290,622	(118,404,328)	(76,113,706)	(324,733)	(76,438,439)
Small-Cap Value	402,789,210	81,864,969	(37,504,804)	44,360,165	(370)	44,359,795
Health Sciences	84,046,017	25,936,083	(6,970,899)	18,965,184	-	18,965,184
Real Estate	492,128,377	87,078,862	(48,155,597)	38,923,265	9	38,923,274
Technology	73,246,198	3,616,763	(6,387,911)	(2,771,148)	(35,204)	(2,806,352)
Emerging Markets	1,270,460,580	194,715,711	(132,515,749)	62,199,962	(493,744)	61,706,218
International Large-Cap	2,216,725,450	150,108,327	(308,955,290)	(158,846,963)	158,967	(158,687,996)
International Small-Cap	1,096,005,219	88,117,028	(144,804,263)	(56,687,235)	(13,432)	(56,700,667)
International Value	1,684,972,019	12,750,686	(357,047,397)	(344,296,711)	(10,348,677)	(354,645,388)
American Funds Asset Allocation	243,124,911	5,655,088	-	5,655,088	-	5,655,088
Pacific Dynamix – Conservative Growth	114,944,325	2,226,778	(5,146,954)	(2,920,176)	-	(2,920,176)
Pacific Dynamix – Moderate Growth	237,743,231	4,114,631	(10,184,430)	(6,069,799)	-	(6,069,799)
Pacific Dynamix – Growth	162,817,718	1,638,507	(9,477,780)	(7,839,273)	-	(7,839,273)
Portfolio Optimization Conservative	3,634,475,581	24,298,855	(127,653,354)	(103,354,499)	-	(103,354,499)
Portfolio Optimization Moderate-Conservative	4,117,500,720	25,312,713	(249,045,221)	(223,732,508)	-	(223,732,508)
Portfolio Optimization Moderate	15,126,609,247	70,129,758	(1,294,075,170)	(1,223,945,412)	-	(1,223,945,412)
Portfolio Optimization Growth	13,310,343,619	42,321,502	(1,473,263,400)	(1,430,941,898)	-	(1,430,941,898)
Portfolio Optimization Aggressive-Growth	2,915,060,985	884,347	(396,322,772)	(395,438,425)	-	(395,438,425)
PD Aggregate Bond Index	178,019,354	9,541,666	(326,437)	9,215,229	-	9,215,229
PD High Yield Bond Market	72,840,634	959,738	(4,987,823)	(4,028,085)	-	(4,028,085)
PD Large-Cap Growth Index	81,657,918	5,437,665	(5,708,113)	(270,448)	(33,976)	(304,424)
PD Large-Cap Value Index	104,042,073	2,584,878	(11,522,794)	(8,937,916)	(36,526)	(8,974,442)
PD Small-Cap Growth Index	24,275,536	1,934,242	(2,982,539)	(1,048,297)	(29,448)	(1,077,745)
PD Small-Cap Value Index	31,163,510	1,180,655	(4,703,161)	(3,522,506)	(36,688)	(3,559,194)
PD International Large-Cap	82,239,026	2,951,414	(11,457,788)	(8,506,374)	(6,632)	(8,513,006)
PD Emerging Markets	26,090,597	4,179,757	(3,701,024)	478,733	(4,516)	474,217

(1) Other includes net appreciation or depreciation on derivatives, securities sold short and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	November 29, 2011

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	November 29, 2011